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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08941

The Vantagepoint Funds

(Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240

(Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant

777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240

(Name and address of agent for service)

Registrant’s telephone number, including area code: 202-962-4600

Date of fiscal year end: 12/31/16

Date of reporting period: 01/01/16 - 06/30/16

Item 1 (Report to Shareholders): The semi-annual report is set forth below.

SEMIANNUAL REPORT

June 30, 2016

VANTAGEPOINT FUNDS

Vantagepoint Shareholder Expenses	1
Vantagepoint Funds Returns	3
Vantagepoint Funds Graphical Representation of Portfolio Holdings	6

Vantagepoint Funds
Statements of Assets and Liabilities	9
Statements of Operations	16
Statements of Changes in Net Assets	24
Financial Highlights	39
Notes to Financial Statements	75
Schedules of Investments	142

Shareholder Expenses

As a shareholder of a Vantagepoint Fund, you incur ongoing expenses, such as advisory fees and other fund expenses. The following example is intended to help you understand your ongoing expenses (in dollars and cents) of investing in a fund and to compare these expenses with the ongoing expenses of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first section in the example below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section in the example below provides information about the hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

ACTUAL					HYPOTHETICAL
Beginning Account Value 1/01/16	Ending Account Value 6/30/16	2016 Annualized Expense Ratio(a)	Expenses Paid During Period*	Vantagepoint Funds	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	2016 Annualized Expense Ratio(a)	Expenses Paid During Period*
$1,000.00	$1,017.60	0.62%	$3.11	Low Duration Bond Investor Shares	$1,000.00	$1,021.78	0.62%	$3.12
$1,000.00	$1,018.90	0.37%	$1.86	Low Duration Bond T Shares	$1,000.00	$1,023.02	0.37%	$1.86
$1,000.00	$1,059.20	0.66%	$3.38	Inflation Focused Investor Shares	$1,000.00	$1,021.58	0.66%	$3.32
$1,000.00	$1,059.60	0.41%	$2.10	Inflation Focused T Shares	$1,000.00	$1,022.82	0.41%	$2.06
$1,000.00	$1,077.20	0.73%	$3.77	High Yield T Shares	$1,000.00	$1,021.23	0.73%	$3.67
$1,000.00	$1,056.00	0.72%	$3.68	Equity Income Investor Shares	$1,000.00	$1,021.28	0.72%	$3.62
$1,000.00	$1,057.20	0.47%	$2.40	Equity Income T Shares	$1,000.00	$1,022.53	0.47%	$2.36
$1,000.00	$1,021.90	0.82%	$4.12	Growth & Income Investor Shares	$1,000.00	$1,020.79	0.82%	$4.12
$1,000.00	$1,022.80	0.57%	$2.87	Growth & Income T Shares	$1,000.00	$1,022.03	0.57%	$2.87
$1,000.00	$957.00	0.81%	$3.94	Growth Investor Shares	$1,000.00	$1,020.84	0.81%	$4.07
$1,000.00	$957.80	0.56%	$2.73	Growth T Shares	$1,000.00	$1,022.08	0.56%	$2.82
$1,000.00	$1,038.50	0.98%	$4.97	Select Value Investor Shares	$1,000.00	$1,019.99	0.98%	$4.92
$1,000.00	$1,039.50	0.73%	$3.70	Select Value T Shares	$1,000.00	$1,021.23	0.73%	$3.67
$1,000.00	$1,028.00	0.81%	$4.08	Aggressive Opportunities Investor Shares	$1,000.00	$1,020.84	0.81%	$4.07
$1,000.00	$1,030.00	0.56%	$2.83	Aggressive Opportunities T Shares	$1,000.00	$1,022.08	0.56%	$2.82
$1,000.00	$1,015.60	0.83%	$4.16	Discovery Investor Shares	$1,000.00	$1,020.74	0.83%	$4.17
$1,000.00	$1,017.80	0.58%	$2.91	Discovery T Shares	$1,000.00	$1,021.98	0.58%	$2.92
$1,000.00	$1,006.00	0.98%	$4.89	International Investor Shares	$1,000.00	$1,019.99	0.98%	$4.92
$1,000.00	$1,008.00	0.73%	$3.64	International T Shares	$1,000.00	$1,021.23	0.73%	$3.67
$1,000.00	$1,025.80	0.49%	$2.47	Diversifying Strategies T Shares	$1,000.00	$1,022.43	0.49%	$2.46
$1,000.00	$1,051.60	0.41%	$2.09	Core Bond Index Class I	$1,000.00	$1,022.82	0.41%	$2.06
$1,000.00	$1,052.30	0.21%	$1.07	Core Bond Index Class II	$1,000.00	$1,023.82	0.21%	$1.06
$1,000.00	$1,052.00	0.16%	$0.82	Core Bond Index T Shares	$1,000.00	$1,024.07	0.16%	$0.81
$1,000.00	$1,036.30	0.41%	$2.08	500 Stock Index Class I	$1,000.00	$1,022.82	0.41%	$2.06
$1,000.00	$1,037.40	0.21%	$1.06	500 Stock Index Class II	$1,000.00	$1,023.82	0.21%	$1.06
$1,000.00	$1,036.90	0.16%	$0.81	500 Stock Index T Shares	$1,000.00	$1,024.07	0.16%	$0.81

(continued)

ACTUAL					HYPOTHETICAL
Beginning Account Value 1/01/16	Ending Account Value 6/30/16	2016 Annualized Expense Ratio(a)	Expenses Paid During Period*	Vantagepoint Funds	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	2016 Annualized Expense Ratio(a)	Expenses Paid During Period*
$1,000.00	$1,034.80	0.40%	$2.02	Broad Market Index Class I	$1,000.00	$1,022.87	0.40%	$2.01
$1,000.00	$1,035.40	0.20%	$1.01	Broad Market Index Class II	$1,000.00	$1,023.87	0.20%	$1.01
$1,000.00	$1,035.90	0.15%	$0.76	Broad Market Index T Shares	$1,000.00	$1,024.12	0.15%	$0.75
$1,000.00	$1,038.30	0.41%	$2.08	Mid/Small Company Index Class I	$1,000.00	$1,022.82	0.41%	$2.06
$1,000.00	$1,040.10	0.21%	$1.07	Mid/Small Company Index Class II	$1,000.00	$1,023.82	0.21%	$1.06
$1,000.00	$1,040.00	0.16%	$0.81	Mid/Small Company Index T Shares	$1,000.00	$1,024.07	0.16%	$0.81
$1,000.00	$965.80	0.49%	$2.39	Overseas Equity Index Class I	$1,000.00	$1,022.43	0.49%	$2.46
$1,000.00	$967.10	0.29%	$1.42	Overseas Equity Index Class II	$1,000.00	$1,023.42	0.29%	$1.46
$1,000.00	$967.60	0.24%	$1.17	Overseas Equity Index T Shares	$1,000.00	$1,023.67	0.24%	$1.21
$1,000.00	$1,032.70	0.83%	$4.19	Model Portfolio Conservative Growth Investor M Shares**	$1,000.00	$1,020.74	0.83%	$4.17
$1,000.00	$1,033.50	0.58%	$2.93	Model Portfolio Conservative Growth TM Shares**	$1,000.00	$1,021.98	0.58%	$2.92
$1,000.00	$1,027.00	0.85%	$4.28	Model Portfolio Traditional Growth Investor M Shares**	$1,000.00	$1,020.64	0.85%	$4.27
$1,000.00	$1,028.30	0.60%	$3.03	Model Portfolio Traditional Growth TM Shares**	$1,000.00	$1,021.88	0.60%	$3.02
$1,000.00	$1,023.60	0.89%	$4.48	Model Portfolio Long-Term Growth Investor M Shares**	$1,000.00	$1,020.44	0.89%	$4.47
$1,000.00	$1,025.00	0.64%	$3.22	Model Portfolio Long-Term Growth TM Shares**	$1,000.00	$1,021.68	0.64%	$3.22
$1,000.00	$1,005.50	0.93%	$4.64	Model Portfolio Global Equity Growth Investor M Shares**	$1,000.00	$1,020.24	0.93%	$4.67
$1,000.00	$1,006.40	0.68%	$3.39	Model Portfolio Global Equity Growth TM Shares**	$1,000.00	$1,021.48	0.68%	$3.42
$1,000.00	$1,034.30	0.80%	$4.05	Milestone Retirement Income Investor M Shares**	$1,000.00	$1,020.89	0.80%	$4.02
$1,000.00	$1,035.40	0.55%	$2.78	Milestone Retirement Income TM Shares**	$1,000.00	$1,022.13	0.55%	$2.77
$1,000.00	$1,033.40	0.81%	$4.10	Milestone 2010 Investor M Shares**	$1,000.00	$1,020.84	0.81%	$4.07
$1,000.00	$1,035.40	0.56%	$2.83	Milestone 2010 TM Shares**	$1,000.00	$1,022.08	0.56%	$2.82
$1,000.00	$1,031.40	0.82%	$4.14	Milestone 2015 Investor M Shares**	$1,000.00	$1,020.79	0.82%	$4.12
$1,000.00	$1,032.40	0.57%	$2.88	Milestone 2015 TM Shares**	$1,000.00	$1,022.03	0.57%	$2.87
$1,000.00	$1,030.10	0.82%	$4.14	Milestone 2020 Investor M Shares**	$1,000.00	$1,020.79	0.82%	$4.12
$1,000.00	$1,031.00	0.57%	$2.88	Milestone 2020 TM Shares**	$1,000.00	$1,022.03	0.57%	$2.87
$1,000.00	$1,028.70	0.83%	$4.19	Milestone 2025 Investor M Shares**	$1,000.00	$1,020.74	0.83%	$4.17
$1,000.00	$1,029.60	0.58%	$2.93	Milestone 2025 TM Shares**	$1,000.00	$1,021.98	0.58%	$2.92
$1,000.00	$1,026.30	0.85%	$4.28	Milestone 2030 Investor M Shares**	$1,000.00	$1,020.64	0.85%	$4.27
$1,000.00	$1,028.10	0.60%	$3.03	Milestone 2030 TM Shares**	$1,000.00	$1,021.88	0.60%	$3.02
$1,000.00	$1,024.50	0.87%	$4.38	Milestone 2035 Investor M Shares**	$1,000.00	$1,020.54	0.87%	$4.37
$1,000.00	$1,026.20	0.62%	$3.12	Milestone 2035 TM Shares**	$1,000.00	$1,021.78	0.62%	$3.12
$1,000.00	$1,022.60	0.89%	$4.48	Milestone 2040 Investor M Shares**	$1,000.00	$1,020.44	0.89%	$4.47
$1,000.00	$1,024.50	0.64%	$3.22	Milestone 2040 TM Shares**	$1,000.00	$1,021.68	0.64%	$3.22
$1,000.00	$1,020.90	0.94%	$4.72	Milestone 2045 Investor M Shares**	$1,000.00	$1,020.19	0.94%	$4.72
$1,000.00	$1,021.60	0.69%	$3.47	Milestone 2045 TM Shares**	$1,000.00	$1,021.43	0.69%	$3.47
$1,000.00	$1,021.20	0.98%	$4.92	Milestone 2050 Investor M Shares**	$1,000.00	$1,019.99	0.98%	$4.92
$1,000.00	$1,022.10	0.73%	$3.67	Milestone 2050 TM Shares**	$1,000.00	$1,021.23	0.73%	$3.67
$1,000.00	$1,023.00	0.98%	$4.85	Milestone 2055 Investor M Shares**(b)	$1,000.00	$1,019.66	0.98%	$4.84
$1,000.00	$1,024.00	0.73%	$3.61	Milestone 2055 TM Shares**(b)	$1,000.00	$1,020.88	0.73%	$3.61

(a)	Net of waivers, if any.

(b)	The Milestone 2055 Fund commenced operations on January 4, 2016. Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half year divided by total number of days in fiscal year e.g. 179/366] (to reflect the period since commencement of operations).

*	Expenses are calculated using each fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half year divided by total number of days in fiscal year e.g. 182/366] (to reflect the one-half year period).

**	This fund invests in one or more other mutual funds. The annualized expense ratio includes this fund’s proportionate share of the expense ratio of such other mutual fund(s)

Vantagepoint Funds Returns*

As of June 30, 2016

	Year to Date	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
ACTIVELY MANAGED FUNDS[1]
Vantagepoint Low Duration Bond Fund (Investor Shares)	1.76%	1.25%	1.28%	1.44%	2.89%	—	12/4/00
Vantagepoint Low Duration Bond Fund (T Shares)	1.89%	1.51%	1.52%	1.61%	2.97%	—	3/1/13
Vantagepoint Inflation Focused Fund (Investor Shares)	5.92%	3.72%	1.58%	1.96%	4.27%	—	7/1/92
Vantagepoint Inflation Focused Fund (T Shares)	5.96%	3.86%	1.82%	2.12%	4.35%	—	3/1/13
Vantagepoint High Yield Fund (T Shares)	7.72%	–0.13%	—	—	—	–0.19%	5/1/14
Vantagepoint Equity Income Fund (Investor Shares)	5.60%	–1.32%	6.84%	7.94%	5.61%	—	4/1/94
Vantagepoint Equity Income Fund (T Shares)	5.72%	–1.03%	7.12%	8.13%	5.70%	—	3/1/13
Vantagepoint Growth and Income Fund (Investor Shares)	2.19%	–0.44%	9.67%	10.64%	6.87%	—	10/2/98
Vantagepoint Growth and Income Fund (T Shares)	2.28%	–0.16%	9.94%	10.83%	6.95%	—	3/1/13
Vantagepoint Growth Fund (Investor Shares)	–4.30%	–3.62%	9.94%	9.31%	5.32%	—	4/1/83
Vantagepoint Growth Fund (T Shares)	–4.22%	–3.38%	10.21%	9.49%	5.41%	—	3/1/13
Vantagepoint Select Value Fund (Investor Shares)	3.85%	–3.87%	6.78%	8.52%	—	6.14%	10/30/07
Vantagepoint Select Value Fund (T Shares)	3.95%	–3.65%	7.04%	8.70%	—	6.24%	3/1/13
Vantagepoint Aggressive Opportunities Fund (Investor Shares)	2.80%	–4.68%	8.20%	7.59%	6.39%	—	10/1/94
Vantagepoint Aggressive Opportunities (Fund T Shares)	3.00%	–4.40%	8.48%	7.78%	6.48%	—	3/1/13
Vantagepoint Discovery Fund (Investor Shares)	1.56%	–10.33%	6.26%	7.50%	—	4.89%	10/30/07
Vantagepoint Discovery Fund (T Shares)	1.78%	–9.98%	6.55%	7.70%	—	5.01%	3/1/13
Vantagepoint International Fund (Investor Shares)	0.60%	–5.92%	3.19%	2.68%	2.22%	—	10/1/94
Vantagepoint International Fund (T Shares)	0.80%	–5.75%	3.44%	2.85%	2.31%	—	3/1/13
Vantagepoint Diversifying Strategies Fund (T Shares)	2.58%	–2.45%	3.00%	2.52%	—	2.11%	10/30/07
INDEX FUNDS[1]
Vantagepoint Core Bond Index Fund (Class I)	5.16%	5.56%	3.63%	3.31%	4.68%	—	6/2/97
Vantagepoint Core Bond Index Fund (Class II)	5.23%	5.73%	3.84%	3.52%	4.89%	—	4/5/99
Vantagepoint Core Bond Index Fund (T Shares)	5.20%	5.73%	3.86%	3.47%	4.76%	—	3/1/13
Vantagepoint 500 Stock Index Fund (Class I)	3.63%	3.58%	11.21%	11.65%	7.00%	—	6/2/97
Vantagepoint 500 Stock Index Fund (Class II)	3.74%	3.85%	11.44%	11.90%	7.22%	—	4/5/99
Vantagepoint 500 Stock Index Fund (T Shares)	3.69%	3.76%	11.45%	11.83%	7.08%	—	3/1/13
Vantagepoint Broad Market Index Fund (Class I)	3.48%	1.81%	10.76%	11.25%	7.14%	—	10/1/94
Vantagepoint Broad Market Index Fund (Class II)	3.54%	1.98%	10.97%	11.45%	7.35%	—	4/5/99
Vantagepoint Broad Market Index Fund (T Shares)	3.59%	2.06%	11.04%	11.43%	7.23%	—	3/1/13
Vantagepoint Mid/Small Company Index Fund (Class I)	3.83%	–3.98%	8.31%	9.27%	7.41%	—	6/2/97
Vantagepoint Mid/Small Company Index Fund (Class II)	4.01%	–3.70%	8.56%	9.51%	7.64%	—	4/5/99
Vantagepoint Mid/Small Company Index Fund (T Shares)	4.00%	–3.71%	8.57%	9.45%	7.50%	—	3/1/13
Vantagepoint Overseas Equity Index Fund (Class I)	–3.42%	–10.48%	1.73%	1.35%	1.28%	—	6/2/97
Vantagepoint Overseas Equity Index Fund (Class II)	–3.29%	–10.17%	1.97%	1.58%	1.49%	—	4/5/99
Vantagepoint Overseas Equity Index Fund (T Shares)	–3.24%	–10.21%	2.01%	1.53%	1.37%	—	3/1/13

	Year to Date	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
MODEL PORTFOLIO FUNDS[1]
Vantagepoint Model Portfolio Conservative Growth Fund	3.27%	0.12%	3.97%	4.28%	4.44%	—	4/1/96
(Investor M Shares)
Vantagepoint Model Portfolio Conservative Growth Fund	3.35%	0.35%	4.23%	4.45%	4.53%	—	3/1/13
(TM Shares)
Vantagepoint Model Portfolio Traditional Growth Fund	2.70%	–1.20%	5.26%	5.56%	4.96%	—	4/1/96
(Investor M Shares)
Vantagepoint Model Portfolio Traditional Growth Fund	2.83%	–1.01%	5.51%	5.73%	5.04%	—	3/1/13
(TM Shares)
Vantagepoint Model Portfolio Long–Term Growth Fund	2.36%	–2.44%	6.00%	6.28%	5.27%	—	4/1/96
(Investor M Shares)
Vantagepoint Model Portfolio Long–Term Growth Fund	2.50%	–2.19%	6.26%	6.46%	5.36%	—	3/1/13
(TM Shares)
Vantagepoint Model Portfolio Global Equity Growth Fund	0.55%	–5.55%	6.27%	6.96%	5.17%	—	10/1/00
(Investor M Shares)
Vantagepoint Model Portfolio Global Equity Growth Fund	0.64%	–5.35%	6.53%	7.13%	5.26%	—	3/1/13
(TM Shares)
MILESTONE FUNDS[1,2]
Vantagepoint Milestone Retirement Income Fund	3.43%	0.61%	3.33%	3.53%	4.04%	—	1/3/05
(Investor M Shares)
Vantagepoint Milestone Retirement Income Fund	3.54%	0.88%	3.57%	3.70%	4.12%	—	3/1/13
(TM Shares)
Vantagepoint Milestone 2010 Fund (Investor M Shares)	3.34%	0.31%	4.35%	4.60%	4.63%	—	1/3/05
Vantagepoint Milestone 2010 Fund (TM Shares)	3.54%	0.68%	4.64%	4.79%	4.72%	—	3/1/13
Vantagepoint Milestone 2015 Fund (Investor M Shares)	3.14%	–0.19%	4.72%	4.99%	4.72%	—	1/3/05
Vantagepoint Milestone 2015 Fund (TM Shares)	3.24%	–0.01%	4.97%	5.16%	4.80%	—	3/1/13
Vantagepoint Milestone 2020 Fund (Investor M Shares)	3.01%	–0.72%	5.17%	5.48%	4.84%	—	1/3/05
Vantagepoint Milestone 2020 Fund (TM Shares)	3.10%	–0.47%	5.44%	5.66%	4.93%	—	3/1/13
Vantagepoint Milestone 2025 Fund (Investor M Shares)	2.87%	–1.27%	5.59%	5.97%	4.98%	—	1/3/05
Vantagepoint Milestone 2025 Fund (TM Shares)	2.96%	–1.01%	5.85%	6.14%	5.06%	—	3/1/13
Vantagepoint Milestone 2030 Fund (Investor M Shares)	2.63%	–1.92%	5.94%	6.36%	5.09%	—	1/3/05
Vantagepoint Milestone 2030 Fund (TM Shares)	2.81%	–1.58%	6.22%	6.55%	5.18%	—	3/1/13
Vantagepoint Milestone 2035 Fund (Investor M Shares)	2.45%	–2.46%	6.23%	6.73%	5.24%	—	1/3/05
Vantagepoint Milestone 2035 Fund (TM Shares)	2.62%	–2.20%	6.52%	6.92%	5.33%	—	3/1/13
Vantagepoint Milestone 2040 Fund (Investor M Shares)	2.26%	–3.06%	6.47%	7.06%	5.40%	—	1/3/05
Vantagepoint Milestone 2040 Fund (TM Shares)	2.45%	–2.80%	6.73%	7.24%	5.49%	—	3/1/13
Vantagepoint Milestone 2045 Fund (Investor M Shares)	2.09%	–3.54%	6.39%	7.05%	—	8.62%	1/4/10
Vantagepoint Milestone 2045 Fund (TM Shares)	2.16%	–3.30%	6.66%	7.23%	—	8.76%	3/1/13
Vantagepoint Milestone 2050 Fund (Investor M Shares)	2.12%	–3.56%	6.22%	—	—	8.39%	9/10/12
Vantagepoint Milestone 2050 Fund (TM Shares)	2.21%	–3.34%	6.48%	—	—	8.62%	3/1/13
Vantagepoint Milestone 2055 Fund (Investor M Shares)	2.30%	—	—	—	—	2.30%	1/4/16
Vantagepoint Milestone 2055 Fund (TM Shares)	2.40%	—	—	—	—	2.40%	1/4/16

*	Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance is available by calling 800 – 669–7400 or at www.icmarc.org/vpperformance.
[1]	Prior to March 1, 2013, only the Index Funds offered more than one class of shares. In the above table, performance information for the T Shares of the Actively Managed Funds, for the TM Shares of the Model Portfolio Funds and Milestone Funds, and T Shares for the Index Funds is based on the single share class offered before March 1, 2013, the inception date for the T Shares and TM Shares, except that the performance information for the T Shares of the Index Funds was based on Class I of those Funds. This prior performance has not been adjusted to reflect the actual fees and expenses paid by the T Shares or TM Shares. Performance of the Model Portfolio Funds and Milestone Funds is dependent upon the performance of the underlying funds in which each Model Portfolio Fund and Milestone Fund invests. On March 1, 2013, all outstanding shares of the Diversifying Strategies Fund were renamed T Shares.
[2]	The share values of the Milestone Funds are not guaranteed at any time, including at or after each Milestone Fund’s target year, which is the year when investors expect to retire and begin making gradual withdrawals. There is no guarantee that a Milestone Fund will provide adequate income at and through an investor’s retirement or that the investor will have adequate savings for retirement. The Milestone Funds’ asset allocations change over time, as described in The Vantagepoint Funds’ prospectus.

Vantagepoint Funds Graphical Representation of Portfolio Holdings

As of June 30, 2016

Fixed Income Funds’ Sector Allocation (% of Net Assets)

	Asset-Backed	Corporates	Floating Rate Loans	Mortgage- Backed	U.S. Treasury	U.S. Treasury Inflation Protected	Government Related	Cash/Cash Equivalents[1]	Other[2]
Low Duration Bond Fund	17.5%	46.7%	0.5%	11.3%	18.0%	0.0%	3.1%	2.9%	0.0%
Inflation Focused Fund	2.6%	7.5%	0.0%	2.5%	0.2%	85.8%	0.2%	1.1%	0.1%
Core Bond Index Fund	0.5%	25.5%	0.0%	29.6%	36.0%	0.0%	7.8%	0.6%	0.0%
High Yield Fund	0.9%	90.4%	0.7%	2.6%	0.0%	0.0%	0.1%	4.6%	0.7%

Due to rounding, allocations may not add up to 100%.

Equity Funds’ Asset Class Allocation (% of Net Assets)

	Equity	Cash/Cash Equivalents[1]
Equity Income Fund	97.0%	3.0%
500 Stock Index Fund	98.8%	1.2%
Growth & Income Fund	96.0%	4.0%
Broad Market Index Fund	99.6%	0.4%
Growth Fund	96.2%	3.8%
Select Value Fund	95.9%	4.1%
Aggressive Opportunities Fund	96.8%	3.2%
Mid/Small Company Index Fund	99.5%	0.5%

Due to rounding, allocations may not add up to 100%.

Equity Funds’ Sector Allocation (% of Total Investments)

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecomm Services	Utilities	Other
Equity Income Fund	14.3%	4.0%	10.8%	19.0%	8.3%	17.5%	11.1%	5.8%	4.2%	5.0%	0.0%
500 Stock Index Fund	12.3%	10.6%	7.4%	15.8%	14.7%	10.2%	19.8%	2.8%	2.9%	3.6%	0.0%
Growth & Income Fund	17.6%	7.4%	7.4%	17.9%	13.4%	13.6%	17.2%	2.9%	0.4%	2.2%	0.0%
Broad Market Index Fund	12.8%	9.4%	6.8%	17.4%	14.2%	10.7%	19.2%	3.3%	2.6%	3.7%	0.0%
Growth Fund	22.5%	6.3%	1.1%	4.7%	19.5%	9.6%	32.7%	3.1%	0.5%	0.0%	0.0%
Select Value Fund	11.8%	4.4%	7.7%	21.9%	7.9%	15.6%	12.7%	12.1%	0.0%	5.9%	0.0%
Aggressive Opportunities Fund	21.4%	3.5%	2.3%	8.8%	12.7%	21.4%	20.3%	5.7%	3.8%	0.1%	0.0%
Mid/Small Company	13.2%	3.6%	4.4%	26.4%	11.3%	14.8%	14.8%	5.9%	0.8%	5.0%	0.0%
Index Fund

Allocations represent the portion of each Fund classified as equity above and due to rounding, the allocations may not add up to 100%.

[1]	Cash allocation reduced by other assets and liabilities such as receivables, payables, and accrued expenses as detailed in the Statements of Assets & Liabilities.
[2]	Other includes preferred stock and convertible preferred stock.

Vantagepoint Funds Graphical Representation of Portfolio Holdings (continued)

Vantagepoint Discovery Fund’s and Diversifying Strategies Fund’s Asset Class Allocation* (% of Net Assets)

	Equity	Fixed Income	Convertible	Cash/Cash Equivalents[1]
Discovery Fund	98.2%	48.0%	0.0%	3.9%
Diversifying Strategies Fund	35.7%	53.4%	38.4%	2.6%

*	For these funds, the portfolio exposures represent the market value of physical securities and a measurement of the exposure through the derivative instruments held by the Fund as a percent of the Fund’s net assets. For the purpose of displaying this allocation information, exposure through derivatives is measured based on the value of the underlying assets, rate or index represented by the derivative. This measurement is different from the valuation used for the purposes of calculating the Fund’s net asset value, is intended to reflect the “economic exposure” of the derivative, and results in a total percentage reflected in the chart that exceeds 100%.

Vantagepoint Discovery Fund’s and Diversifying Strategies Fund’s Fixed Income Sector Allocation* (% of Net Assets excluding equities, convertibles, and cash/cash equivalents)

	Asset-Backed	Corporates	Floating Rate Loans	Mortgage-Backed	U.S. Treasury	U.S. Treasury Inflation Protected	Government Related
Discovery Fund	10.2%	45.4%	0.0%	7.9%	32.4%	0.0%	4.1%
Diversifying Strategies Fund	7.2%	51.3%	0.6%	10.4%	25.9%	0.0%	4.5%

*	For these funds, the Fixed Income Sector Allocations were calculated using the actual fixed income securities held by the Fund. This represents the portion of the Fund classified as fixed income in the Asset Class Allocation Table. The primary source of sector allocation classification is BondEdge. Due to rounding, allocations may not add up to 100%.

Vantagepoint Discovery Fund’s and Diversifying Strategies Fund’s Equity Sector Allocation* (% of Total Investments excluding fixed income, convertibles, and cash/cash equivalents)

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecomm Services	Utilities	Other
Discovery Fund	14.2%	3.2%	3.5%	24.7%	12.8%	14.0%	16.9%	4.2%	1.0%	3.3%	2.3%
Diversifying Strategies Fund	11.5%	2.7%	2.4%	35.9%	11.3%	11.8%	14.6%	3.9%	0.8%	3.6%	1.6%

*	For these funds, the Equity Sector Allocations were calculated using the actual equity securities held by the Fund and blending them with the sectors represented in the Russell 2000 Index futures held by this Fund. This represents the portion of the Fund classified as equities in the Asset Class Allocation Table. The primary source of equity sector classification is FactSet. Due to rounding, the allocations may not add up to 100%.

Country Allocation for the Vantagepoint International Fund and Vantagepoint Overseas Equity Index Fund (% of Net Assets)

	Australia	Canada	France	Germany	Hong Kong	Japan	Korea	Netherlands	Spain	Sweden	Switzerland	United States	United Kingdom	Cash/Cash Equivalents[1]	Other**
International Fund	3.2%	2.6%	6.8%	8.9%	5.5%	16.2%	2.4%	2.1%	2.6%	2.3%	10.6%	1.3%	14.4%	3.5%	17.6%
Overseas Equity Index Fund	7.3%	0.0%	9.2%	8.5%	3.2%	23.0%	0.0%	4.1%	2.9%	2.7%	9.5%	0.1%	16.8%	1.5%	11.2%

**	Other represents countries not listed above with under a 2.1% individual weighting. The primary source of country allocation classification is FactSet. Due to rounding, the allocations may not add up to 100%.
[1]	Cash allocation reduced by other assets and liabilities such as receivables, payables, and accrued expenses as detailed in the Statements of Assets & Liabilities.

Vantagepoint Model Portfolio Funds and Vantagepoint Milestone Funds Underlying Fund Allocation (% of Net Assets)

	Low Duration Bond Fund	Core Bond Index Fund	Inflation Focused Fund	High Yield Fund	Equity Income Fund	Growth & Income Fund	Growth Fund	Select Value Fund	Mid/ Small Company Index Fund	Overseas Equity Index	Aggressive Opportunities Fund	Discovery Fund	International Fund	Vanguard FTSE EM ETF	Diversifying Strategies Fund
Model Portfolio Conservative Growth Fund	27.6%	16.3%	7.5%	9.7%	6.3%	7.3%	5.8%	2.6%	0.0%	0.0%	1.4%	1.4%	6.3%	0.9%	7.0%
Model Portfolio Traditional Growth Fund	9.7%	16.1%	3.4%	4.9%	9.8%	13.3%	10.6%	4.5%	0.0%	0.0%	3.1%	2.1%	11.0%	1.6%	10.0%
Model Portfolio Long-Term Growth Fund	0.0%	12.0%	0.0%	3.0%	13.5%	15.6%	12.1%	6.9%	0.0%	0.0%	5.0%	2.7%	16.2%	2.1%	11.0%
Model Portfolio Global Equity Growth Fund	0.0%	0.0%	0.0%	0.0%	9.5%	12.0%	13.4%	7.8%	0.0%	14.9%	7.8%	3.5%	29.0%	2.0%	0.0%
Milestone Retirement Income Fund	26.3%	20.6%	10.5%	5.6%	6.3%	8.4%	3.7%	0.4%	2.9%	0.0%	0.4%	0.4%	6.8%	1.3%	6.5%
Milestone 2010 Fund	19.9%	21.8%	10.5%	6.1%	7.2%	8.1%	5.5%	0.2%	3.4%	0.0%	0.2%	0.2%	7.4%	1.3%	8.3%
Milestone 2015 Fund	17.1%	19.8%	7.6%	4.9%	8.4%	9.3%	7.0%	0.5%	3.3%	0.0%	0.5%	0.5%	9.0%	1.8%	10.5%
Milestone 2020 Fund	13.0%	18.7%	4.8%	4.4%	10.1%	10.6%	8.2%	0.6%	3.8%	0.0%	0.6%	0.6%	10.7%	2.0%	12.0%
Milestone 2025 Fund	8.2%	17.2%	2.6%	4.2%	12.4%	12.0%	9.3%	0.7%	4.8%	0.0%	0.7%	0.7%	12.2%	2.4%	12.8%
Milestone 2030 Fund	5.0%	13.8%	0.8%	3.7%	14.6%	12.4%	11.1%	0.7%	5.7%	0.0%	0.7%	0.7%	14.9%	2.8%	13.0%
Milestone 2035 Fund	1.2%	10.8%	0.3%	2.5%	17.0%	13.2%	12.5%	0.9%	7.0%	0.0%	0.9%	0.9%	16.9%	3.2%	13.0%
Milestone 2040 Fund	0.0%	5.4%	0.0%	1.4%	19.8%	14.3%	13.4%	0.9%	7.8%	0.0%	0.9%	0.9%	18.6%	3.5%	13.0%
Milestone 2045 Fund	0.0%	0.4%	0.0%	1.0%	22.3%	13.6%	15.1%	1.0%	8.4%	0.0%	1.0%	1.0%	19.3%	3.7%	13.2%
Milestone 2050 Fund	0.0%	0.0%	0.0%	1.0%	23.0%	13.4%	14.9%	1.0%	8.5%	0.0%	1.0%	1.0%	19.3%	3.7%	13.2%
Milestone 2055 Fund	0.0%	0.0%	0.0%	1.0%	23.2%	13.5%	14.5%	1.0%	8.8%	0.0%	1.0%	1.0%	19.0%	3.7%	13.4%

Due to rounding, allocations may not add up to 100%.

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	Low Duration Bond	Inflation Focused Fund(1)	High Yield Fund	Equity Income
ASSETS:
Investment in securities, at value†	$792,127,489	$534,219,493	$380,217,973	$1,968,144,480
Cash	26,723	294,585	46,970	—
Cash denominated in foreign currencies	—	2,397	19,069	—
Receivables:
Dividends	10,360	4,151	4,537	2,388,637
Interest	2,870,583	2,134,399	5,403,292	—
Security lending income	1,241	1,378	13,070	48,989
Investments sold	1,014,264	932,584	1,822,139	2,057,496
Fund shares sold	1,125,256	2,406,093	1,711,023	270,867
Recoverable foreign taxes	—	6,473	1,867	145,255
Variation margin on futures contracts	81,661	104,287	210,946	46,940
Variation Margin on Centrally Cleared Swaps	—	436,467	—	—
Due from broker—swap agreements collateral	—	640,000	—	—
Swap agreements, at value (Premium $0, $9,408, $0 and $0)	—	9,097	—	—
Unrealized appreciation on forward foreign currency exchange contracts	91,953	84,282	544,655	—

Total Assets	797,349,530	541,275,686	389,995,541	1,973,102,664

LIABILITIES:
Payables:
Investments purchased	7,834,740	2,072,850	1,077,869	1,851,076
Distributions	890,268	2,041,250	1,582,379	—
Fund shares redeemed	66,971	802,415	—	364,625
Collateral for securities loaned	3,361,072	5,218,783	26,649,730	80,173,483
Swap agreements, at value (Premium $0, $53,040, $0 and $0)	—	2,571,766	—	—
Due to broker	14,904	—	—	—
Written Options, at value (Premium $0, $418,944, $0 and $0)	—	232,312	—	—
Due to custodian	—	—	35,073	1,288,269
Unrealized depreciation on forward foreign currency exchange contracts	176,720	33,371	4,057	—
Accrued Expenses:
Advisory fees	64,674	43,045	59,372	155,421
Subadviser fees	242,166	203,380	319,861	1,171,577
Fund services fees	75,226	47,152	29,686	163,607
Administration fees	2,826	2,826	2,999	2,826
Directors’ fees and expenses	556	396	260	1,666
Other accrued expenses	197,030	107,437	165,372	322,884

Total Liabilities	12,927,153	13,376,983	29,926,658	85,495,434

NET ASSETS	$784,422,377	$527,898,703	$360,068,883	$1,887,607,230

NET ASSETS REPRESENTED BY:
Paid-in capital	$781,908,200	$524,787,226	$403,528,115	$1,714,101,537
Undistributed net investment income	50,416	232,331	1,405,085	22,459,357
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency transactions, written options and swap agreements	(2,163,222)	(8,103,346)	(33,326,083)	30,304,257
Net unrealized appreciation (depreciation) on investments, futures contracts, foreign currency transactions, written options and swap agreements	4,626,983	10,982,492	(11,538,234)	120,742,079

NET ASSETS	$784,422,377	$527,898,703	$360,068,883	$1,887,607,230

CAPITAL SHARES:
Net Assets—Investor Shares	$49,528,703	$18,505,328	$—	$35,774,002
Shares Outstanding—Investor Shares	4,908,671	1,709,491	—	4,121,208
Net Asset Value—Investor Shares offering and redemption price per share (net assets divided by shares outstanding)	$10.09	$10.83	$—	$8.68
Net Assets—T Shares	$734,893,674	$509,393,375	$360,068,883	$1,851,833,228
Shares Outstanding—T Shares	72,821,367	46,970,791	40,479,936	213,147,374
Net Asset Value—T Shares offering and redemption price per share (net assets divided by shares outstanding)	$10.09	$10.84	$8.89	$8.69
Cost of investments	$787,478,293	$519,118,018	$392,582,627	$1,847,394,114
Cost of cash denominated in foreign currencies	$—	$2,960	$20,125	$—

† Includes securities on loan with values of (Note 7):	$3,295,045	$5,108,817	$26,090,928	$78,005,437
(1)	Formerly Inflation Protected Securities Fund.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	Growth & Income	Growth	Select Value	Aggressive Opportunities
ASSETS:
Investment in securities, at value†	$1,800,371,973	$2,277,105,556	$396,785,941	$1,039,643,943
Cash	—	—	—	250,517
Cash denominated in foreign currencies	11	—	—	—
Receivables:
Dividends	1,540,244	1,169,838	574,023	451,517
Security lending income	28,391	24,120	6,007	85,243
Investments sold	348,782	12,268,431	2,561,425	5,576,885
Fund shares sold	320,769	638,877	15,856	12,634
Variation margin on futures contracts	—	—	—	49,655
Due from custodian	40,730	44,124	—	—

Total Assets	1,802,650,900	2,291,250,946	399,943,252	1,046,070,394

LIABILITIES:
Payables:
Investments purchased	2,142,378	24,876,859	1,383,327	3,667,973
Fund shares redeemed	881,415	305,600	741,721	651,351
Collateral for securities loaned	56,225,337	55,210,313	12,722,477	61,297,417
Due to custodian	—	—	—	3,359,547
Accrued Expenses:
Advisory fees	143,566	183,165	31,932	80,705
Subadviser fees	1,524,160	1,926,548	489,471	777,760
Fund services fees	149,696	187,956	33,039	85,985
Administration fees	2,826	2,817	2,826	2,826
Directors’ fees and expenses	1,269	1,667	325	803
Other accrued expenses	297,882	309,150	95,849	204,839

Total Liabilities	61,368,529	83,004,075	15,500,967	70,129,206

NET ASSETS	$1,741,282,371	$2,208,246,871	$384,442,285	$975,941,188

NET ASSETS REPRESENTED BY:
Paid-in capital	$1,406,339,663	$1,922,694,443	$366,702,895	$843,315,789
Undistributed net investment income	14,788,053	6,131,391	3,581,588	9,583,058
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	39,086,190	57,607,797	(16,660,765)	6,032,717
Net unrealized appreciation on investments, futures contracts and foreign currency transactions	281,068,465	221,813,240	30,818,567	117,009,624

NET ASSETS	$1,741,282,371	$2,208,246,871	$384,442,285	$975,941,188

CAPITAL SHARES:
Net Assets—Investor Shares	$27,383,308	$20,960,077	$5,216,166	$24,347,795
Shares Outstanding—Investor Shares	2,347,091	1,847,026	522,633	2,367,885
Net Asset Value—Investor Shares offering and redemption price per share (net assets divided by shares outstanding)	$11.67	$11.35	$9.98	$10.28
Net Assets—T Shares	$1,713,899,063	$2,187,286,794	$379,226,119	$951,593,393
Shares Outstanding—T Shares	146,762,659	192,572,583	37,978,246	92,371,055
Net Asset Value—T Shares offering and redemption price per share (net assets divided by shares outstanding)	$11.68	$11.36	$9.99	$10.30
Cost of investments	$1,519,303,508	$2,055,292,316	$365,967,374	$922,632,072
Cost of cash denominated in foreign currencies	$11	$—	$—	$—

† Includes securities on loan with values of (Note 7):	$54,915,659	$54,021,306	$12,428,926	$59,825,844

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	Discovery	International	Diversifying Strategies(1)
ASSETS:
Investment in securities, at value†	$493,712,246	$1,718,170,122	$915,892,383
Cash	—	—	36,720
Cash denominated in foreign currencies	—	5,302,680	266
Receivables:
Dividends	287,804	3,421,946	195,521
Interest	706,733	—	3,020,942
Security lending income	9,226	112,435	—
Investments sold	1,841,695	8,930,812	8,630,479
Fund shares sold	3,355	320,509	241,507
Recoverable foreign taxes	—	2,291,844	19,168
Variation margin on futures contracts	3,755,911	—	4,498,084
Unrealized appreciation on forward foreign currency exchange contracts	56,267	—	146,765
Due from custodian	—	111,062	175,011

Total Assets	500,373,237	1,738,661,410	932,856,846

LIABILITIES:
Payables:
Investments purchased	3,435,634	4,025,164	7,817,353
Fund shares redeemed	362,690	271,181	236,404
Collateral for securities loaned	23,163,438	54,610,117	—
Unrealized depreciation on forward foreign currency exchange contracts	38,045	—	81,575
Other	—	3,537	—
Accrued Expenses:
Advisory fees	39,086	137,424	76,227
Subadviser fees	466,358	1,982,050	643,222
Fund services fees	39,833	142,164	76,227
Administration fees	8,665	2,826	2,826
Directors’ fees and expenses	265	1,155	759
Other accrued expenses	126,962	743,337	262,615

Total Liabilities	27,680,976	61,918,955	9,197,208

NET ASSETS	$472,692,261	$1,676,742,455	$923,659,638

NET ASSETS REPRESENTED BY:
Paid-in capital	$484,224,121	$1,637,729,345	$926,782,120
Undistributed net investment income	2,782,473	23,844,393	7,721,730
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(24,408,684)	(32,596,083)	(22,187,453)
Net unrealized appreciation on investments, futures contracts and foreign currency transactions	10,094,351	47,764,800	11,343,241

NET ASSETS	$472,692,261	$1,676,742,455	$923,659,638

CAPITAL SHARES:
Net Assets—Investor Shares	$3,082,141	$22,699,635	$—
Shares Outstanding—Investor Shares	337,480	2,269,363	—
Net Asset Value—Investor Shares offering and redemption price per share (net assets divided by shares outstanding)	$9.13	$10.00	$—
Net Assets—T Shares	$469,610,120	$1,654,042,820	$923,659,638
Shares Outstanding—T Shares	51,337,902	165,150,142	92,806,715
Net Asset Value—T Shares offering and redemption price per share (net assets divided by shares outstanding)	$9.15	$10.02	$9.95
Cost of investments	$482,794,778	$1,670,343,881	$903,598,749
Cost of cash denominated in foreign currencies	$—	$5,256,251	$273

† Includes securities on loan with values of (Note 7):	$22,611,341	$51,919,450	$—
(1)	Formerly Diversified Assets Fund.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
ASSETS:
Investment in securities, at value†	$1,808,802,313	$970,996,958	$920,020,001	$770,214,354	$401,194,591
Cash	—	—	54,590	225,852	—
Cash denominated in foreign currencies	—	—	—	—	232,778
Receivables:
Dividends	35,170	1,075,725	1,034,229	912,528	888,786
Interest	9,388,546	—	—	—	—
Security lending income	3,827	3,480	25,434	80,069	20,560
Investments sold	30,245,650	—	54,590	262,540	85,803
Fund shares sold	4,268,924	104,904	194,574	94,545	78,803
Due from investment adviser	68,434	36,293	33,917	27,284	15,513
Recoverable foreign taxes	—	—	—	—	653,825
Variation margin on futures contracts	—	153,269	55,896	116,296	80,714
Due from custodian	—	—	—	1,309,257	—

Total Assets	1,852,812,864	972,370,629	921,473,231	773,242,725	403,251,373

LIABILITIES:
Payables:
Investments purchased	123,181,485	839,468	47,951	4,142,028	—
Distributions	3,723,312	—	—	—	—
Fund shares redeemed	252,597	1,853,011	858,280	337,334	161,106
Collateral for securities loaned	16,502,355	11,338,102	27,126,333	63,998,231	13,823,561
Due to custodian	—	—	6,639	—	17,420
Accrued Expenses:
Advisory fees	70,065	39,172	36,535	28,937	16,100
Subadviser fees	42,631	23,798	35,364	25,231	37,003
Fund services fees	144,004	86,447	81,282	62,259	34,119
Administration fees	2,826	2,826	2,826	2,826	2,826
Directors’ fees and expenses	1,174	579	629	532	256
Other accrued expenses	251,819	158,307	151,919	107,792	322,799

Total Liabilities	144,172,268	14,341,710	28,347,758	68,705,170	14,415,190

NET ASSETS	$1,708,640,596	$958,028,919	$893,125,473	$704,537,555	$388,836,183

NET ASSETS REPRESENTED BY:
Paid-in capital	$1,656,103,273	$613,579,558	$474,032,722	$572,578,947	$411,288,453
Undistributed net investment income (loss)	(3,791,149)	10,223,317	15,670,631	8,306,178	7,688,392
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(14,031,811)	4,822,669	15,564,527	23,291,758	(11,151,519)
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency transactions	70,360,283	329,403,375	387,857,593	100,360,672	(18,989,143)

NET ASSETS	$1,708,640,596	$958,028,919	$893,125,473	$704,537,555	$388,836,183

CAPITAL SHARES:
Net Assets—Class I	$21,312,122	$43,899,822	$46,106,421	$24,186,819	$10,004,956
Shares Outstanding—Class I	2,039,994	2,698,935	2,671,970	1,370,802	932,375
Net Asset Value—Class I offering and redemption price per share (net assets divided by shares outstanding)	$10.45	$16.27	$17.26	$17.64	$10.73
Net Assets—Class II	$16,315,923	$20,896,494	$13,928,518	$13,437,671	$2,642,949
Shares Outstanding—Class II	1,550,970	1,369,736	865,734	822,553	264,691
Net Asset Value—Class II offering and redemption price per share (net assets divided by shares outstanding)	$10.52	$15.26	$16.09	$16.34	$9.99
Net Assets—T Shares	$1,671,012,551	$893,232,603	$833,090,534	$666,913,065	$376,188,278
Shares Outstanding—T Shares	160,018,851	54,783,784	48,195,949	37,732,326	35,005,751
Net Asset Value—T Shares offering and redemption price per share (net assets divided by shares outstanding)	$10.44	$16.30	$17.29	$17.67	$10.75
Cost of investments	$1,738,442,030	$641,569,092	$532,191,753	$669,849,552	$420,143,153
Cost of cash denominated in foreign currencies	$—	$—	$—	$—	$232,477

† Includes securities on loan with values of (Note 7):	$16,191,264	$11,077,456	$26,449,175	$62,140,776	$13,134,368

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	Model Portfolio Funds
	Conservative Growth	Traditional Growth	Long-Term Growth	Global Equity Growth(1)
ASSETS:
Investment in securities, at value	$5,486,634	$26,246,409	$44,027,186	$17,295,535
Investments in securities of affiliated Mutual Funds, at value(a)	601,087,498	1,575,698,295	2,054,845,782	841,508,522
Receivables:
Dividends	843,297	1,294,427	826,931	72
Investments sold	—	399,864	550,073	854,363
Fund shares sold	238,229	126,113	44,839	1,589

Total Assets	607,655,658	1,603,765,108	2,100,294,811	859,660,081

LIABILITIES:
Payables:
Investments purchased	890,627	1,294,324	826,759	—
Fund shares redeemed	171,564	525,977	594,913	855,951
Accrued Expenses:
Advisory fees	49,067	117,942	150,645	67,824
Fund services fees	16,394	24,625	18,704	9,138
Administration fees	2,742	2,742	2,742	2,742
Directors’ fees and expenses	476	1,239	1,618	680
Other accrued expenses	84,360	157,491	245,174	96,711

Total Liabilities	1,215,230	2,124,340	1,840,555	1,033,046

NET ASSETS	$606,440,428	$1,601,640,768	$2,098,454,256	$858,627,035

NET ASSETS REPRESENTED BY:
Paid-in capital	$593,874,217	$1,489,024,223	$1,933,829,254	$806,893,450
Undistributed net investment income (loss)	3,788,861	6,220,035	4,216,037	(446,161)
Accumulated net realized gain on investments	11,671,448	41,746,686	97,644,293	33,913,275
Net unrealized appreciation (depreciation) on investments	(2,894,098)	64,649,824	62,764,672	18,266,471

NET ASSETS	$606,440,428	$1,601,640,768	$2,098,454,256	$858,627,035

CAPITAL SHARES:
Net Assets—Investor M Shares	$75,564,674	$113,482,541	$87,041,267	$42,130,946
Shares Outstanding—Investor M Shares	3,187,536	4,817,395	3,857,912	1,925,831
Net Asset Value—Investor M Shares offering and redemption price per share (net assets divided by shares outstanding)	$23 .71	$23 .56	$22 .56	$21 .88
Net Assets—TM Shares	$530,875,754	$1,488,158,227	$2,011,412,989	$816,496,089
Shares Outstanding—TM Shares	22,369,027	63,076,435	89,031,098	37,258,469
Net Asset Value—TM Shares offering and redemption price per share (net assets divided by shares outstanding)	$23 .73	$23 .59	$22 .59	$21 .91
Cost of investments	$6,308,348	$30,254,943	$51,289,719	$19,728,876
Cost of securities of affiliated Mutual Funds	$603,159,882	$1,507,039,937	$1,984,818,577	$820,808,710

(1)	Formerly Vantagepoint Model Portfolio All-Equity Growth Fund.
(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	Milestone Funds
	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
ASSETS:
Investment in securities, at value	$3,896,959	$3,237,576	$8,862,145	$15,175,066	$16,322,830
Investments in securities of affiliated Mutual Funds, at value(a)	292,560,924	246,225,660	499,433,985	748,845,422	669,731,008
Receivables:
Dividends	416,821	343,607	577,990	717,467	516,616
Investments sold	—	—	94,452	295,902	—
Fund shares sold	154,583	67,172	265,947	203,651	361,125

Total Assets	297,029,287	249,874,015	509,234,519	765,237,508	686,931,579

LIABILITIES:
Payables:
Investments purchased	480,960	378,839	719,401	717,400	655,371
Fund shares redeemed	87,953	27,667	218,936	499,553	260,407
Accrued Expenses:
Advisory fees	24,487	20,481	41,854	62,808	56,369
Fund services fees	14,887	10,090	16,526	20,508	18,190
Administration fees	2,742	2,742	2,742	2,742	2,742
Directors’ fees and expenses	237	208	411	538	460
Other accrued expenses	61,997	52,371	93,188	96,528	84,797

Total Liabilities	673,263	492,398	1,093,058	1,400,077	1,078,336

NET ASSETS	$296,356,024	$249,381,617	$508,141,461	$763,837,431	$685,853,243

NET ASSETS REPRESENTED BY:
Paid-in capital	$300,686,108	$249,030,983	$505,774,871	$755,273,846	$673,748,691
Undistributed net investment income	1,822,645	1,491,109	2,582,645	3,313,714	2,459,753
Accumulated net realized gain on investments	3,846,128	4,527,616	7,061,694	18,228,369	21,819,815
Net unrealized depreciation on investments	(9,998,857)	(5,668,091)	(7,277,749)	(12,978,498)	(12,175,016)

NET ASSETS	$296,356,024	$249,381,617	$508,141,461	$763,837,431	$685,853,243

CAPITAL SHARES:
Net Assets—Investor M Shares	$69,015,462	$45,814,640	$74,707,189	$93,892,742	$83,583,942
Shares Outstanding—Investor M Shares	6,742,015	4,485,138	7,114,485	8,569,853	7,516,233
Net Asset Value—Investor M Shares offering and redemption price per share (net assets divided by shares outstanding)	$10 .24	$10 .21	$10 .50	$10 .96	$11 .12
Net Assets—TM Shares	$227,340,562	$203,566,977	$433,434,272	$669,944,689	$602,269,301
Shares Outstanding—TM Shares	22,179,711	19,903,280	41,221,090	61,039,307	54,054,347
Net Asset Value—TM Shares offering and redemption price per share (net assets divided by shares outstanding)	$10 .25	$10 .23	$10 .51	$10 .98	$11 .14
Cost of investments	$4,454,221	$3,746,561	$10,257,948	$17,459,059	$18,572,153
Cost of securities of affiliated Mutual Funds	$302,002,519	$251,384,766	$505,315,931	$759,539,927	$679,656,701

(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	Milestone Funds
	Milestone 2030	Milestone 2035	Milestone 2040	Milestone 2045	Milestone 2050	Milestone 2055
ASSETS:
Investment in securities, at value	$16,420,360	$12,924,458	$13,388,140	$6,606,219	$2,995,899	$18,805
Investments in securities of affiliated Mutual Funds, at value(a)	560,506,867	394,634,155	373,039,641	172,243,638	77,011,041	493,699
Receivables:
Dividends	318,013	150,393	69,687	9,231	3,504	23
Investments sold	—	139,517	135,757	190,060	50,909	—
Fund shares sold	597,855	336,587	138,668	341,100	177,266	—
Due from investment adviser	—	—	—	—	5,941	29,541

Total Assets	577,843,095	408,185,110	386,771,893	179,390,248	80,244,560	542,068

LIABILITIES:
Payables:
Investments purchased	796,437	409,333	89,405	247,002	169,584	23
Fund shares redeemed	82,420	77,581	116,919	63,876	—	—
Accrued Expenses:
Advisory fees	47,215	33,391	31,656	14,686	6,526	240
Fund services fees	18,055	12,479	11,874	7,077	3,384	301
Administration fees	2,742	2,742	2,742	2,529	5,503	3,668
Directors’ fees and expenses	382	265	254	100	286	179
Other accrued expenses	64,030	58,845	57,535	43,954	36,038	25,956

Total Liabilities	1,011,281	594,636	310,385	379,224	221,321	30,367

NET ASSETS	$576,831,814	$407,590,474	$386,461,508	$179,011,024	$80,023,239	$511,701

NET ASSETS REPRESENTED BY:
Paid-in capital	$567,185,093	$401,137,549	$380,497,440	$181,668,253	$83,393,836	$500,000
Undistributed net investment income (loss)	1,547,481	653,468	253,420	(75,039)	(50,852)	(505)
Accumulated net realized gain on investments	23,869,733	17,968,085	18,506,948	9,439,121	2,629,012	1,813
Net unrealized appreciation (depreciation) on investments	(15,770,493)	(12,168,628)	(12,796,300)	(12,021,311)	(5,948,757)	10,393

NET ASSETS	$576,831,814	$407,590,474	$386,461,508	$179,011,024	$80,023,239	$511,701

CAPITAL SHARES:
Net Assets—Investor M Shares	$85,620,591	$58,511,313	$56,267,287	$33,739,910	$16,150,576	$255,695
Shares Outstanding—Investor M Shares	7,575,289	5,171,349	4,985,318	2,650,854	1,399,916	25,000
Net Asset Value—Investor M Shares offering and redemption price per share (net assets divided by shares outstanding)	$11.30	$11.31	$11.29	$12.73	$11.54	$10.23
Net Assets—TM Shares	$491,211,223	$349,079,161	$330,194,221	$145,271,114	$63,872,663	$256,006
Shares Outstanding—TM Shares	43,368,871	30,792,637	29,200,624	11,386,712	5,521,293	25,000
Net Asset Value—TM Shares offering and redemption price per share (net assets divided by shares outstanding)	$11.33	$11.34	$11.31	$12.76	$11.57	$10.24
Cost of investments	$18,697,957	$14,533,823	$15,069,802	$7,319,577	$3,261,813	$16,881
Cost of securities of affiliated Mutual Funds	$573,999,763	$405,193,418	$384,154,279	$183,551,591	$82,693,884	$485,230

(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2016 to June 30, 2016 (Unaudited)

	Low Duration Bond	Inflation Focused Fund(1)	High Yield Fund	Equity Income
INVESTMENT INCOME:
Dividends	$70,702	$34,347	$79,398	$24,743,449
Interest	6,752,951	4,339,668	11,885,250	—
Security lending income	12,870	13,152	83,209	1,114,307
Foreign taxes withheld on dividends	—	—	—	(160,856)

Total investment income	6,836,523	4,387,167	12,047,857	25,696,900

EXPENSES:
Advisory (Note 5)	392,929	257,443	501,151	930,373
Subadviser	502,962	411,916	626,433	2,842,225
Fund services Investor Shares	99,503	38,133	—	75,226
Fund services T Shares	364,500	246,548	178,979	908,880
Custodian	43,745	30,644	74,241	34,183
Administration	8,982	8,982	4,215	8,982
Fund accounting	24,273	24,230	10,740	45,849
Legal	34,115	22,215	15,626	97,275
Audit	15,363	15,363	16,490	15,363
Directors	5,135	3,338	2,345	13,249
State license fees and memberships	16,661	14,533	12,487	25,421
Other expenses	22,955	14,977	14,134	60,099

Total expenses	1,531,123	1,088,322	1,456,841	5,057,125
Less waivers (Note 5)	—	—	(143,186)	(609,291)

Net Expenses	1,531,123	1,088,322	1,313,655	4,447,834

NET INVESTMENT INCOME	5,305,400	3,298,845	10,734,202	21,249,066

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	(1,655,296)	(34,906)	(17,214,387)	29,414,161
Forward contracts and foreign currency transactions	(331,562)	(50,424)	(688,258)	(29,597)
Futures contracts	(120,062)	(222,324)	294,270	182,272
Written options	—	235,928	—	—
Swap agreements	—	(526,683)	(73,392)	—

Net realized gain (loss)	(2,106,920)	(598,409)	(17,681,767)	29,566,836

Net change in unrealized appreciation (depreciation) on:
Investments	11,301,986	28,744,454	32,929,092	42,078,754
Forward contracts and foreign currency transactions	(98,837)	64,685	907,298	(2,499)
Futures contracts	67,546	(475,437)	205,989	(24,713)
Written options	—	43,919	—	—
Swap agreements	—	(706,820)	—	—

Net change in unrealized appreciation	11,270,695	27,670,801	34,042,379	42,051,542

NET GAIN	9,163,775	27,072,392	16,360,612	71,618,378

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,469,175	$30,371,237	$27,094,814	$92,867,444

(1)	Formerly Inflation Protected Securities Fund.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2016 to June 30, 2016 (Unaudited)

	Growth & Income	Growth	Select Value	Aggressive Opportunities
INVESTMENT INCOME:
Dividends	$19,299,268	$12,104,435	$4,444,074	$5,752,984
Security lending income	194,926	181,054	86,364	777,708
Foreign taxes withheld on dividends	(148,480)	(4,720)	(325)	(25,317)

Total investment income	19,345,714	12,280,769	4,530,113	6,505,375

EXPENSES:
Advisory (Note 5)	859,184	1,089,583	192,529	475,049
Subadviser	2,938,341	3,650,968	927,942	1,680,780
Fund services Investor Shares	59,144	46,084	11,071	50,046
Fund services T Shares	842,285	1,076,416	189,363	460,750
Custodian	37,337	31,792	14,575	27,765
Administration	8,982	8,982	8,982	8,982
Fund accounting	39,145	56,893	19,317	25,243
Legal	72,664	97,239	18,779	46,518
Audit	15,363	15,363	15,363	15,363
Directors	11,606	14,532	2,636	6,539
State license fees and memberships	23,308	17,167	13,237	29,026
Other expenses	71,426	77,874	14,149	30,110

Total expenses	4,978,785	6,182,893	1,427,943	2,856,171
Less waivers (Note 5)	(31,462)	(33,515)	(7,396)	(174,855)

Net Expenses	4,947,323	6,149,378	1,420,547	2,681,316

NET INVESTMENT INCOME	14,398,391	6,131,391	3,109,566	3,824,059

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	39,493,159	47,826,252	(16,483,703)	1,666,240
Forward contracts and foreign currency transactions	(28,763)	(260)	—	—
Futures contracts	—	—	—	215,883

Net realized gain (loss)	39,464,396	47,825,992	(16,483,703)	1,882,123

Net change in unrealized appreciation (depreciation) on:
Investments	(14,450,970)	(140,169,600)	28,969,543	23,068,501
Futures contracts	—	—	—	2,225

Net change in unrealized appreciation (depreciation)	(14,450,970)	(140,169,600)	28,969,543	23,070,726

NET GAIN (LOSS)	25,013,426	(92,343,608)	12,485,840	24,952,849

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,411,817	$(86,212,217)	$15,595,406	$28,776,908

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2016 to June 30, 2016 (Unaudited)

	Discovery	International	Diversifying Strategies(1)
INVESTMENT INCOME:
Dividends	$1,918,421	$33,159,616	$1,704,745
Interest	1,622,959	—	7,089,294
Security lending income	80,248	487,928	—
Foreign taxes withheld on dividends	(11,193)	(2,854,783)	(4,053)

Total investment income	3,610,435	30,792,761	8,789,986

EXPENSES:
Advisory (Note 5)	231,107	821,756	452,677
Subadviser	812,032	3,870,543	1,127,184
Fund services Investor Shares	8,119	42,629	—
Fund services T Shares	228,788	809,577	452,676
Custodian	28,204	199,402	70,950
Administration	14,560	8,982	8,982
Fund accounting	905	45,027	12,487
Legal	12,876	67,037	46,110
Audit	15,363	15,363	15,363
Directors	3,338	11,109	6,060
State license fees and memberships	13,718	22,826	10,003
Other expenses	35,812	75,334	14,711

Total expenses	1,404,822	5,989,585	2,217,203
Less waivers (Note 5)	(47,847)	—	—

Net Expenses	1,356,975	5,989,585	2,217,203

NET INVESTMENT INCOME	2,253,460	24,803,176	6,572,783

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	(22,036,409)	(22,731,492)	(11,631,088)
Forward contracts and foreign currency transactions	(214,824)	311,840	(550,512)
Futures contracts	5,774,330	—	8,836,441

Net realized loss	(16,476,903)	(22,419,652)	(3,345,159)

Net change in unrealized appreciation (depreciation) on:
Investments	22,822,855	10,745,323	21,536,688
Forward contracts and foreign currency transactions	18,273	99,477	94,646
Futures contracts	(563,438)	—	(706,871)

Net change in unrealized appreciation	22,277,690	10,844,800	20,924,463

NET GAIN (LOSS)	5,800,787	(11,574,852)	17,579,304

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,054,247	$13,228,324	$24,152,087

(1)	Formerly Diversified Assets Fund.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2016 to June 30, 2016 (Unaudited)

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
INVESTMENT INCOME:
Dividends	$204,914	$10,431,978	$9,522,681	$6,099,128	$9,631,298
Interest	20,282,349	1,575	723	637	403
Security lending income	48,248	37,146	221,029	675,068	101,342
Foreign taxes withheld on dividends	—	—	(1,819)	(3,622)	(828,421)

Total investment income	20,535,511	10,470,699	9,742,614	6,771,211	8,904,622

EXPENSES:
Advisory (Note 5)	422,704	230,103	216,016	169,313	98,840
Subadviser	84,553	46,016	58,125	48,786	74,250
Fund services Class I	39,344	80,224	77,674	42,915	19,729
Fund services Class II	6,690	10,801	6,478	7,422	1,499
Fund services T Shares	825,607	422,666	399,667	316,898	189,606
Custodian	212,782	23,097	25,815	29,841	56,667
Administration	8,982	8,982	8,982	8,982	8,982
Fund accounting	15,000	30,268	21,955	21,898	28,165
Legal	71,308	36,935	37,997	31,333	12,523
Audit	15,381	15,381	15,381	15,381	15,381
Directors	10,887	5,889	5,854	4,639	2,739
State license fees and memberships	17,069	73,142	24,456	23,110	38,953
Other expenses	53,985	33,883	27,844	26,924	42,291

Total expenses	1,784,292	1,017,387	926,244	747,442	589,625
Less waivers- T Shares (Note 5)	(412,803)	(211,333)	(199,833)	(158,449)	(94,803)

Net Expenses	1,371,489	806,054	726,411	588,993	494,822

NET INVESTMENT INCOME	19,164,022	9,664,645	9,016,203	6,182,218	8,409,800

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	5,310,284	8,399,233	16,317,747	22,959,104	(4,933,047)
Forward contracts and foreign currency transactions	—	—	—	—	19,284
Futures contracts	—	(97,223)	834,839	(435,914)	48,122

Net realized gain (loss)	5,310,284	8,302,010	17,152,586	22,523,190	(4,865,641)

Net change in unrealized appreciation (depreciation) on:
Investments	62,513,490	18,846,619	5,188,273	(1,103,331)	(18,452,540)
Forward contracts and foreign currency transactions	—	—	—	—	(4,440)
Futures contracts	—	(52,999)	25,698	34,919	33,929

Net change in unrealized appreciation (depreciation)	62,513,490	18,793,620	5,213,971	(1,068,412)	(18,423,051)

NET GAIN (LOSS)	67,823,774	27,095,630	22,366,557	21,454,778	(23,288,692)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$86,987,796	$36,760,275	$31,382,760	$27,636,996	$(14,878,892)

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2016 to June 30, 2016 (Unaudited)

	Model Portfolio Funds
	Conservative Growth	Traditional Growth	Long-Term Growth	Global Equity Growth(1)
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a)	$4,464,221	$7,117,515	$5,228,160	$—
Dividend income from non-affiliates	43,679	209,223	350,621	137,683

Total investment income	4,507,900	7,326,738	5,578,781	137,683

EXPENSES:
Advisory (Note 5)	294,811	706,810	898,558	406,074
Fund services Investor M Shares	105,000	161,187	123,115	59,036
Custodian	1,092	1,092	1,092	1,092
Administration	7,837	7,837	7,837	7,837
Fund accounting	4,000	—	43,764	3,595
Legal	27,753	72,343	94,744	40,200
Audit	11,243	11,243	11,243	11,243
Directors	3,971	10,664	13,882	5,820
State license fees and memberships	15,145	22,340	25,897	16,923
Other expenses	15,454	50,907	71,276	31,763

Total expenses	486,306	1,044,423	1,291,408	583,583

NET INVESTMENT INCOME (LOSS)	4,021,594	6,282,315	4,287,373	(445,900)

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments with non-affiliates	(66,065)	(304,140)	(473,996)	(106,451)
Investments with affiliates	1,430,496	(5,552,142)	(5,505,483)	(2,656,775)

Net realized gain (loss)	1,364,431	(5,856,282)	(5,979,479)	(2,763,226)

Net change in unrealized appreciation (depreciation) on:
Investments with non-affiliates	482,925	2,287,337	3,755,382	1,377,016
Investments with affiliates	13,983,964	40,847,762	49,307,784	6,925,937

Net change in unrealized appreciation on investments	14,466,889	43,135,099	53,063,166	8,302,953

NET GAIN	15,831,320	37,278,817	47,083,687	5,539,727

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,852,914	$43,561,132	$51,371,060	$5,093,827

(1)	Formerly Vantagepoint Model Portfolio All-Equity Growth Fund.
(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2016 to June 30, 2016 (Unaudited)

	Milestone Funds
	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a)	$2,059,846	$1,690,381	$2,947,520	$3,794,904
Dividend income from non-affiliates	31,030	25,712	70,652	121,145

Total investment income	2,090,876	1,716,093	3,018,172	3,916,049

EXPENSES:
Advisory (Note 5)	149,699	125,650	256,397	376,660
Fund services Investor M Shares	99,898	76,378	125,215	150,476
Custodian	1,460	1,187	1,141	1,738
Administration	7,837	7,837	7,837	7,837
Fund accounting	7,737	7,737	32,196	21,238
Legal	13,886	12,058	24,141	32,514
Audit	11,243	11,243	11,243	11,243
Directors	2,003	1,729	3,509	5,016
State license fees and memberships	12,602	12,286	14,430	16,258
Other expenses	8,216	6,545	14,968	29,944

Total expenses	314,581	262,650	491,077	652,924

NET INVESTMENT INCOME	1,776,295	1,453,443	2,527,095	3,263,125

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments with non-affiliates	(58,495)	(28,754)	(146,991)	(198,688)
Investments with affiliates	(1,177,033)	(1,135,934)	(1,173,266)	(200,049)

Net realized loss	(1,235,528)	(1,164,688)	(1,320,257)	(398,737)

Net change in unrealized appreciation (depreciation) on:
Investments with non-affiliates	363,125	269,465	814,886	1,320,518
Investments with affiliates	9,401,914	7,877,277	13,827,991	18,360,575

Net change in unrealized appreciation on investments	9,765,039	8,146,742	14,642,877	19,681,093

NET GAIN	8,529,511	6,982,054	13,322,620	19,282,356

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,305,806	$8,435,497	$15,849,715	$22,545,481

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2016 to June 30, 2016 (Unaudited)

	Milestone Funds
	Milestone 2025	Milestone 2030	Milestone 2035	Milestone 2040
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a)	$2,891,572	$1,909,833	$914,103	$434,883
Dividend income from non-affiliates	129,363	130,473	103,504	107,027

Total investment income	3,020,935	2,040,306	1,017,607	541,910

EXPENSES:
Advisory (Note 5)	334,737	281,265	196,532	185,914
Fund services Investor M Shares	133,046	126,011	90,363	83,529
Custodian	1,742	1,729	1,685	1,691
Administration	7,837	7,837	7,837	7,837
Fund accounting	17,700	3,181	7,737	7,737
Legal	28,237	23,489	16,335	15,645
Audit	11,243	11,243	11,243	11,243
Directors	4,434	3,732	2,585	2,448
State license fees and memberships	15,577	14,679	13,150	13,017
Other expenses	28,814	25,219	17,864	16,969

Total expenses	583,367	498,385	365,331	346,030

NET INVESTMENT INCOME	2,437,568	1,541,921	652,276	195,880

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments with non-affiliates	(247,155)	(221,741)	(231,836)	(98,429)
Investments with affiliates	487,990	1,642,690	1,023,253	1,563,654

Net realized gain	240,835	1,420,949	791,417	1,465,225

Net change in unrealized appreciation (depreciation) on:
Investments with non-affiliates	1,432,711	1,415,946	1,179,821	1,070,224
Investments with affiliates	15,344,494	11,141,499	7,560,668	6,165,918

Net change in unrealized appreciation on investments	16,777,205	12,557,445	8,740,489	7,236,142

NET GAIN	17,018,040	13,978,394	9,531,906	8,701,367

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,455,608	$15,520,315	$10,184,182	$8,897,247

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2016 to June 30, 2016 (Unaudited)

	Milestone Funds
	Milestone 2045	Milestone 2050	Milestone 2055*
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a)	$59,312	$21,542	$149
Dividend income from non-affiliates	53,443	23,533	149

Total investment income	112,755	45,075	298

EXPENSES:
Advisory (Note 5)	84,264	35,560	240
Fund services Investor M Shares	47,956	21,240	301
Custodian	1,593	1,820	179
Administration	7,482	8,428	3,668
Fund accounting	7,023	6,579	3,057
Legal	6,380	2,192	4,475
Audit	11,243	11,243	11,243
Directors	1,078	664	179
State license fees and memberships	11,671	11,040	29,887
Other expenses	9,103	4,617	3,992

Total expenses	187,793	103,383	57,221
Less reimbursements/waivers (Note 5)	—	(7,440)	(56,418)

Net Expenses	187,793	95,943	803

NET INVESTMENT LOSS	(75,038)	(50,868)	(505)

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments with non-affiliates	(64,781)	(6,533)	1,813
Investments with affiliates	(517,406)	(1,136,307)	—

Net realized gain (loss)	(582,187)	(1,142,840)	1,813

Net change in unrealized appreciation (depreciation) on:
Investments with non-affiliates	537,083	217,148	1,924
Investments with affiliates	4,097,598	2,965,985	8,469

Net change in unrealized appreciation on investments	4,634,681	3,183,133	10,393

NET GAIN	4,052,494	2,040,293	12,206

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,977,456	$1,989,425	$11,701

(a)	Received from other Vantagepoint Funds (Note 1).
*	For the period from January 4, 2016 to June 30, 2016.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Low Duration Bond		Inflation Focused Fund(1)
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Increase (decrease) in net assets resulting from operations:
Net investment income	$5,305,400	$9,723,020	$3,298,845	$2,315,173
Net realized gain (loss)	(2,106,920)	1,015,498	(598,409)	5,157,336
Net change in unrealized appreciation (depreciation)	11,270,695	(7,578,772)	27,670,801	(16,140,613)

Net increase (decrease) in net assets resulting from operations	14,469,175	3,159,746	30,371,237	(8,668,104)

Distributions to shareholders from:
Net investment income—Investor Shares	(308,975)	(582,188)	(86,370)	(41,585)
Net investment income—T Shares	(4,948,246)	(9,224,038)	(2,952,647)	(1,832,122)
Net realized gain—Investor Shares	—	(54,108)	—	(146,156)
Net realized gain—T Shares	—	(682,520)	—	(3,189,420)
Return of capital—T Shares	—	—	—	(32,119)
Return of capital—Investor Shares	—	—	—	(701,793)

Total distributions	(5,257,221)	(10,542,854)	(3,039,017)	(5,943,195)

Capital share transactions:
Proceeds from sale of shares—Investor Shares	3,087,814	7,148,936	2,039,485	2,858,786
Proceeds from sale of shares—T Shares	38,442,030	66,870,191	29,085,287	53,746,473
Reinvestment of distributions—Investor Shares	308,975	636,296	86,370	219,860
Reinvestment of distributions—T Shares	4,948,246	9,906,558	2,952,647	5,723,335
Value of shares redeemed—Investor Shares	(13,546,176)	(9,367,742)	(7,248,557)	(4,852,755)
Value of shares redeemed—T Shares	(55,158,544)	(68,575,521)	(40,615,538)	(53,479,416)

Net increase (decrease) from capital share transactions	(21,917,655)	6,618,718	(13,700,306)	4,216,283

Total increase (decrease) in net assets	(12,705,701)	(764,390)	13,631,914	(10,395,016)

NET ASSETS at beginning of period	797,128,078	797,892,468	514,266,789	524,661,805

NET ASSETS at end of period	$784,422,377	$797,128,078	$527,898,703	$514,266,789

Accumulated net investment income (loss) included in net assets at end of period	$50,416	$2,237	$232,331	$(27,497)

SHARE TRANSACTIONS:
Number of shares sold—Investor Shares	308,268	710,394	191,328	269,626
Number of shares issued through reinvestment of dividends and distributions—Investor Shares	30,797	63,255	8,000	21,266
Number of shares redeemed—Investor Shares	(1,346,729)	(930,505)	(678,044)	(458,951)

Net decrease in shares outstanding—Investor Shares	(1,007,664)	(156,856)	(478,716)	(168,059)

Number of shares sold—T Shares	3,834,284	6,632,128	2,749,202	5,074,820
Number of shares issued through reinvestment of dividends and distributions—T Shares	492,868	984,568	273,827	550,583
Number of shares redeemed—T Shares	(5,509,762)	(6,812,421)	(3,863,427)	(5,054,163)

Net increase (decrease) in shares outstanding—T Shares	(1,182,610)	804,275	(840,398)	571,240

(1)	Formerly Inflation Protected Securities Fund.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	High Yield Fund		Equity Income
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Increase (decrease) in net assets resulting from operations:
Net investment income	$10,734,202	$19,840,210	$21,249,066	$58,620,889
Net realized gain (loss)	(17,681,767)	(10,655,254)	29,566,836	138,369,515
Net change in unrealized appreciation (depreciation)	34,042,379	(27,974,565)	42,051,542	(366,793,672)

Net increase (decrease) in net assets resulting from operations	27,094,814	(18,789,609)	92,867,444	(169,803,268)

Distributions to shareholders from:
Net investment income—Investor Shares	—	—	—	(1,242,381)
Net investment income—T Shares	(10,609,115)	(21,041,931)	—	(59,008,261)
Net realized gain—Investor Shares	—	—	—	(3,489,663)
Net realized gain—T Shares	—	—	—	(150,437,370)

Total distributions	(10,609,115)	(21,041,931)	—	(214,177,675)

Capital share transactions:
Proceeds from sale of shares—Investor Shares	—	—	1,205,965	2,323,083
Proceeds from sale of shares—T Shares	6,081,297	38,546,744	35,482,896	153,345,996
Reinvestment of distributions—Investor Shares	—	—	—	4,684,824
Reinvestment of distributions—T Shares	10,609,115	21,041,931	—	209,445,631
Value of shares redeemed—Investor Shares	—	—	(13,554,577)	(7,736,972)
Value of shares redeemed—T Shares	(34,669,131)	(20,334,169)	(254,137,377)	(327,166,550)

Net increase (decrease) from capital share transactions	(17,978,719)	39,254,506	(231,003,093)	34,896,012

Total decrease in net assets	(1,493,020)	(577,034)	(138,135,649)	(349,084,931)

NET ASSETS at beginning of period	361,561,903	362,138,937	2,025,742,879	2,374,827,810

NET ASSETS at end of period	$360,068,883	$361,561,903	$1,887,607,230	$2,025,742,879

Accumulated net investment income included in net assets at end of period	$1,405,085	$1,279,998	$22,459,357	$1,210,291

SHARE TRANSACTIONS:
Number of shares sold—Investor Shares	—	—	145,773	244,047
Number of shares issued through reinvestment of dividends and distributions—Investor Shares	—	—	—	584,872
Number of shares redeemed—Investor Shares	—	—	(1,585,077)	(791,824)

Net increase (decrease) in shares outstanding—Investor Shares	—	—	(1,439,304)	37,095

Number of shares sold—T Shares	708,853	4,205,401	4,258,054	16,114,732
Number of shares issued through reinvestment of dividends and distributions—T Shares	1,229,251	2,286,567	—	26,148,019
Number of shares redeemed—T Shares	(4,002,930)	(2,177,574)	(32,120,961)	(34,442,719)

Net increase (decrease) in shares outstanding—T Shares	(2,064,826)	4,314,394	(27,862,907)	7,820,032

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Growth & Income		Growth
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Increase (decrease) in net assets resulting from operations:
Net investment income	$14,398,391	$21,922,335	$6,131,391	$10,817,426
Net realized gain	39,464,396	147,270,373	47,825,992	341,882,629
Net change in unrealized depreciation	(14,450,970)	(169,340,731)	(140,169,600)	(248,050,678)

Net increase (decrease) in net assets resulting from operations	39,411,817	(148,023)	(86,212,217)	104,649,377

Distributions to shareholders from:
Net investment income—Investor Shares	—	(391,670)	—	(119,885)
Net investment income—T Shares	—	(23,260,199)	—	(14,056,277)
Net realized gain—Investor Shares	—	(3,198,103)	—	(4,349,539)
Net realized gain—T Shares	—	(151,825,517)	—	(339,007,161)

Total distributions	—	(178,675,489)	—	(357,532,862)

Capital share transactions:
Proceeds from sale of shares—Investor Shares	1,570,513	5,165,940	2,513,127	5,550,734
Proceeds from sale of shares—T Shares	48,269,093	277,926,272	167,468,476	104,018,649
Reinvestment of distributions—Investor Shares	—	3,589,773	—	4,469,424
Reinvestment of distributions—T Shares	—	175,085,716	—	353,063,438
Value of shares redeemed—Investor Shares	(11,661,336)	(5,363,056)	(8,971,404)	(1,658,517)
Value of shares redeemed—T Shares	(118,250,148)	(217,993,761)	(92,387,286)	(299,771,726)

Net increase (decrease) from capital share transactions	(80,071,878)	238,410,884	68,622,913	165,672,002

Total increase (decrease) in net assets	(40,660,061)	59,587,372	(17,589,304)	(87,211,483)

NET ASSETS at beginning of period	1,781,942,432	1,722,355,060	2,225,836,175	2,313,047,658

NET ASSETS at end of period	$1,741,282,371	$1,781,942,432	$2,208,246,871	$2,225,836,175

Accumulated net investment income included in net assets at end of period	$14,788,053	$389,662	$6,131,391	$—

SHARE TRANSACTIONS:
Number of shares sold—Investor Shares	143,196	400,376	226,608	407,346
Number of shares issued through reinvestment of dividends and distributions—Investor Shares	—	321,089	—	382,656
Number of shares redeemed—Investor Shares	(1,008,248)	(415,430)	(790,279)	(121,178)

Net increase (decrease) in shares outstanding—Investor Shares	(865,052)	306,035	(563,671)	668,824

Number of shares sold—T Shares	4,361,779	21,813,560	15,475,117	7,582,451
Number of shares issued through reinvestment of dividends and distributions—T Shares	—	15,660,618	—	30,253,937
Number of shares redeemed—T Shares	(10,417,091)	(17,023,523)	(8,151,104)	(21,556,503)

Net increase (decrease) in shares outstanding—T Shares	(6,055,312)	20,450,655	7,324,013	16,279,885

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Select Value		Aggressive Opportunities
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Increase (decrease) in net assets resulting from operations:
Net investment income	$3,109,566	$5,534,438	$3,824,059	$11,353,992
Net realized gain (loss)	(16,483,703)	34,470,980	1,882,123	84,757,022
Net change in unrealized appreciation (depreciation)	28,969,543	(70,310,230)	23,070,726	(117,723,788)

Net increase (decrease) in net assets resulting from operations	15,595,406	(30,304,812)	28,776,908	(21,612,774)

Distributions to shareholders from:
Net investment income—Investor Shares	—	(74,792)	—	(271,008)
Net investment income—T Shares	—	(5,335,428)	—	(10,757,341)
Net realized gain—Investor Shares	—	(794,000)	—	(3,109,510)
Net realized gain—T Shares	—	(44,929,147)	—	(94,536,237)

Total distributions	—	(51,133,367)	—	(108,674,096)

Capital share transactions:
Proceeds from sale of shares—Investor Shares	1,038,317	1,315,181	1,601,241	5,158,491
Proceeds from sale of shares—T Shares	12,135,992	46,423,984	16,723,723	50,728,522
Reinvestment of distributions—Investor Shares	—	868,792	—	3,361,468
Reinvestment of distributions—T Shares	—	50,264,575	—	105,293,578
Value of shares redeemed—Investor Shares	(3,008,945)	(2,172,192)	(9,668,650)	(5,609,363)
Value of shares redeemed—T Shares	(41,575,245)	(69,551,050)	(57,547,441)	(136,766,128)

Net increase (decrease) from capital share transactions	(31,409,881)	27,149,290	(48,891,127)	22,166,568

Total decrease in net assets	(15,814,475)	(54,288,889)	(20,114,219)	(108,120,302)

NET ASSETS at beginning of period	400,256,760	454,545,649	996,055,407	1,104,175,709

NET ASSETS at end of period	$384,442,285	$400,256,760	$975,941,188	$996,055,407

Accumulated net investment income included in net assets at end of period	$3,581,588	$472,022	$9,583,058	$5,758,999

SHARE TRANSACTIONS:
Number of shares sold—Investor Shares	109,022	113,435	162,107	428,485
Number of shares issued through reinvestment of dividends and distributions—Investor Shares	—	92,312	—	344,413
Number of shares redeemed—Investor Shares	(309,188)	(184,945)	(956,943)	(471,509)

Net increase (decrease) in shares outstanding—Investor Shares	(200,166)	20,802	(794,836)	301,389

Number of shares sold—T Shares	1,328,661	4,013,893	1,743,570	4,359,635
Number of shares issued through reinvestment of dividends and distributions—T Shares	—	5,340,780	—	10,777,234
Number of shares redeemed—T Shares	(4,292,185)	(6,035,277)	(5,809,437)	(11,689,450)

Net increase (decrease) in shares outstanding—T Shares	(2,963,524)	3,319,396	(4,065,867)	3,447,419

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Discovery		International
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Increase (decrease) in net assets resulting from operations:
Net investment income	$2,253,460	$2,418,562	$24,803,176	$29,827,045
Net realized gain (loss)	(16,476,903)	3,594,452	(22,419,652)	2,386,483
Net change in unrealized appreciation (depreciation)	22,277,690	(36,198,209)	10,844,800	(59,413,884)

Net increase (decrease) in net assets resulting from operations	8,054,247	(30,185,195)	13,228,324	(27,200,356)

Distributions to shareholders from:
Net investment income—Investor Shares	—	(4,021)	—	(425,447)
Net investment income—T Shares	—	(2,102,864)	—	(31,673,281)
Net realized gain—Investor Shares	—	(125,561)	—	(94,541)
Net realized gain—T Shares	—	(11,979,061)	—	(6,094,871)

Total distributions	—	(14,211,507)	—	(38,288,140)

Capital share transactions:
Proceeds from sale of shares—Investor Shares	947,440	3,395,375	1,614,044	5,271,421
Proceeds from sale of shares—T Shares	25,634,980	351,029,833	53,939,594	386,405,951
Reinvestment of distributions—Investor Shares	—	129,582	—	519,988
Reinvestment of distributions—T Shares	—	14,081,925	—	37,768,152
Value of shares redeemed—Investor Shares	(3,184,448)	(4,059,671)	(4,852,860)	(4,010,602)
Value of shares redeemed—T Shares	(53,476,634)	(118,023,787)	(85,165,569)	(180,719,392)

Net increase (decrease) from capital share transactions	(30,078,662)	246,553,257	(34,464,791)	245,235,518

Total increase (decrease) in net assets	(22,024,415)	202,156,555	(21,236,467)	179,747,022

NET ASSETS at beginning of period	494,716,676	292,560,121	1,697,978,922	1,518,231,900

NET ASSETS at end of period	$472,692,261	$494,716,676	$1,676,742,455	$1,697,978,922

Accumulated net investment income (loss) included in net assets at end of period	$2,782,473	$529,013	$23,844,393	$(958,783)

SHARE TRANSACTIONS:
Number of shares sold—Investor Shares	110,774	335,981	163,581	500,016
Number of shares issued through reinvestment of dividends and distributions—Investor Shares	—	14,658	—	53,089
Number of shares redeemed—Investor Shares	(357,149)	(405,954)	(488,994)	(378,305)

Net increase (decrease) in shares outstanding—Investor Shares	(246,375)	(55,315)	(325,413)	174,800

Number of shares sold—T Shares	3,092,412	36,558,577	5,560,383	37,356,541
Number of shares issued through reinvestment of dividends and distributions—T Shares	—	1,592,978	—	3,856,178
Number of shares redeemed—T Shares	(6,197,758)	(12,173,875)	(8,683,517)	(17,001,181)

Net increase (decrease) in shares outstanding—T Shares	(3,105,346)	25,977,680	(3,123,134)	24,211,538

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Diversifying Strategies(1)		Core Bond Index
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Increase (decrease) in net assets resulting from operations:
Net investment income	$6,572,783	$14,339,277	$19,164,022	$37,455,374
Net realized gain (loss)	(3,345,159)	(201,365)	5,310,284	6,762,996
Net change in unrealized appreciation (depreciation)	20,924,463	(30,041,520)	62,513,490	(38,555,223)

Net increase (decrease) in net assets resulting from operations	24,152,087	(15,903,608)	86,987,796	5,663,147

Distributions to shareholders from:
Net investment income—Class I	—	—	(315,351)	(632,247)
Net investment income—Class II	—	—	(181,505)	(331,872)
Net investment income—T Shares	—	(17,968,584)	(22,449,367)	(45,497,729)
Net realized gain—T Shares	—	(6,654,445)	—	—

Total distributions	—	(24,623,029)	(22,946,223)	(46,461,848)

Capital share transactions:
Proceeds from sale of shares—Class I	—	—	4,501,878	9,382,056
Proceeds from sale of shares—Class II	—	—	5,121,285	1,876,421
Proceeds from sale of shares—T Shares	18,601,288	63,927,747	79,407,578	198,690,519
Reinvestment of distributions—Class I	—	—	315,351	632,247
Reinvestment of distributions—Class II	—	—	181,505	331,872
Reinvestment of distributions—T Shares	—	24,623,029	22,449,367	45,497,729
Value of shares redeemed—Class I	—	—	(11,463,477)	(5,522,463)
Value of shares redeemed—Class II	—	—	(1,584,328)	(2,447,822)
Value of shares redeemed—T Shares	(51,252,923)	(212,547,536)	(165,181,612)	(181,599,317)

Net increase (decrease) from capital share transactions	(32,651,635)	(123,996,760)	(66,252,453)	66,841,242

Total increase (decrease) in net assets	(8,499,548)	(164,523,397)	(2,210,880)	26,042,541

NET ASSETS at beginning of period	932,159,186	1,096,682,583	1,710,851,476	1,684,808,935

NET ASSETS at end of period	$923,659,638	$932,159,186	$1,708,640,596	$1,710,851,476

Accumulated net investment income (loss) included in net assets at end of period	$7,721,730	$1,148,947	$(3,791,149)	$(8,948)

SHARE TRANSACTIONS:
Number of shares sold—Class I	—	—	438,100	913,974
Number of shares issued through reinvestment of dividends and distributions—Class I	—	—	30,675	61,755
Number of shares redeemed—Class I	—	—	(1,111,589)	(539,865)

Net increase (decrease) in shares outstanding—Class I	—	—	(642,814)	435,864

Number of shares sold—Class II	—	—	492,332	182,256
Number of shares issued through reinvestment of dividends and distributions—Class II	—	—	17,506	32,173
Number of shares redeemed—Class II	—	—	(152,553)	(238,263)

Net increase (decrease) in shares outstanding—Class II	—	—	357,285	(23,834)

Number of shares sold—T Shares	1,962,244	6,231,708	7,745,055	19,411,079
Number of shares issued through reinvestment of dividends and distributions—T Shares	—	2,559,566	2,182,604	4,444,475
Number of shares redeemed—T Shares	(5,294,273)	(20,905,538)	(16,115,527)	(17,734,235)

Net increase (decrease) in shares outstanding—T Shares	(3,332,029)	(12,114,264)	(6,187,868)	6,121,319

(1)	Formerly Diversified Assets Fund.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	500 Stock Index		Broad Market Index
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Increase (decrease) in net assets resulting from operations:
Net investment income	$9,664,645	$18,241,297	$9,016,203	$20,677,917
Net realized gain	8,302,010	16,525,294	17,152,586	16,480,009
Net change in unrealized appreciation (depreciation)	18,793,620	(23,671,456)	5,213,971	(32,729,774)

Net increase in net assets resulting from operations	36,760,275	11,095,135	31,382,760	4,428,152

Distributions to shareholders from:
Net investment income—Class I	—	(927,382)	—	(1,050,222)
Net investment income—Class II	—	(481,905)	—	(313,338)
Net investment income—T Shares	—	(16,508,422)	—	(18,692,247)
Net realized gain—Class I	—	(784,427)	—	(863,374)
Net realized gain—Class II	—	(364,289)	—	(234,860)
Net realized gain—T Shares	—	(12,268,084)	—	(13,780,014)

Total distributions	—	(31,334,509)	—	(34,934,055)

Capital share transactions:
Proceeds from sale of shares—Class I	5,762,790	11,583,056	7,660,846	14,627,621
Proceeds from sale of shares—Class II	1,283,550	4,455,502	815,918	564,206
Proceeds from sale of shares—T Shares	59,612,583	148,257,853	35,309,917	90,051,173
Reinvestment of distributions—Class I	—	1,709,803	—	1,913,596
Reinvestment of distributions—Class II	—	846,194	—	548,198
Reinvestment of distributions—T Shares	—	28,776,506	—	32,472,261
Value of shares redeemed—Class I	(17,767,581)	(5,954,809)	(14,600,743)	(8,631,665)
Value of shares redeemed—Class II	(3,824,208)	(2,076,150)	(512,085)	(232,674)
Value of shares redeemed—T Shares	(40,506,946)	(96,730,919)	(56,127,980)	(95,975,335)

Net increase (decrease) from capital share transactions	4,560,188	90,867,036	(27,454,127)	35,337,381

Total increase in net assets	41,320,463	70,627,662	3,928,633	4,831,478

NET ASSETS at beginning of period	916,708,456	846,080,794	889,196,840	884,365,362

NET ASSETS at end of period	$958,028,919	$916,708,456	$893,125,473	$889,196,840

Accumulated net investment income included in net assets at end of period	$10,223,317	$558,672	$15,670,631	$6,654,428

SHARE TRANSACTIONS:
Number of shares sold—Class I	376,364	715,055	470,983	838,951
Number of shares issued through reinvestment of dividends and distributions—Class I	—	111,026	—	116,896
Number of shares redeemed—Class I	(1,103,899)	(366,195)	(859,641)	(493,895)

Net increase (decrease) in shares outstanding—Class I	(727,535)	459,886	(388,658)	461,952

Number of shares sold—Class II	86,727	293,215	52,557	34,823
Number of shares issued through reinvestment of dividends and distributions—Class II	—	58,682	—	35,947
Number of shares redeemed—Class II	(257,611)	(138,278)	(32,994)	(14,104)

Net increase (decrease) in shares outstanding—Class II	(170,884)	213,619	19,563	56,666

Number of shares sold—T Shares	3,891,658	9,160,519	2,168,264	5,186,995
Number of shares issued through reinvestment of dividends and distributions—T Shares	—	1,867,392	—	1,982,434
Number of shares redeemed—T Shares	(2,567,629)	(5,941,535)	(3,399,257)	(5,475,881)

Net increase (decrease) in shares outstanding—T Shares	1,324,029	5,086,376	(1,230,993)	1,693,548

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Mid/Small Company Index		Overseas Equity Index
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Increase (decrease) in net assets resulting from operations:
Net investment income	$6,182,218	$11,788,077	$8,409,800	$8,650,504
Net realized gain (loss)	22,523,190	66,356,139	(4,865,641)	(675,700)
Net change in unrealized depreciation	(1,068,412)	(100,784,186)	(18,423,051)	(7,860,119)

Net increase (decrease) in net assets resulting from operations	27,636,996	(22,639,970)	(14,878,892)	114,685

Distributions to shareholders from:
Net investment income—Class I	—	(419,135)	—	(234,824)
Net investment income—Class II	—	(272,683)	—	(70,964)
Net investment income—T Shares	—	(10,385,667)	—	(8,508,998)
Net realized gain—Class I	—	(3,256,618)	—	—
Net realized gain—Class II	—	(1,808,884)	—	—
Net realized gain—T Shares	—	(67,685,134)	—	—

Total distributions	—	(83,828,121)	—	(8,814,786)

Capital share transactions:
Proceeds from sale of shares—Class I	2,417,425	5,317,641	2,321,344	3,873,449
Proceeds from sale of shares—Class II	575,818	3,431,234	133,573	246,373
Proceeds from sale of shares—T Shares	30,883,900	140,728,730	11,591,982	199,515,261
Reinvestment of distributions—Class I	—	3,675,753	—	234,824
Reinvestment of distributions—Class II	—	2,081,567	—	70,964
Reinvestment of distributions—T Shares	—	78,070,801	—	8,508,998
Value of shares redeemed—Class I	(10,461,888)	(4,369,265)	(5,246,343)	(1,658,207)
Value of shares redeemed—Class II	(4,077,460)	(1,072,036)	(690,982)	(157,196)
Value of shares redeemed—T Shares	(54,699,644)	(153,246,728)	(38,556,999)	(66,819,788)

Net increase (decrease) from capital share transactions	(35,361,849)	74,617,697	(30,447,425)	143,814,678

Total increase (decrease) in net assets	(7,724,853)	(31,850,394)	(45,326,317)	135,114,577

NET ASSETS at beginning of period	712,262,408	744,112,802	434,162,500	299,047,923

NET ASSETS at end of period	$704,537,555	$712,262,408	$388,836,183	$434,162,500

Accumulated net investment income (loss) included in net assets at end of period	$8,306,178	$2,123,960	$7,688,392	$(721,408)

SHARE TRANSACTIONS:
Number of shares sold—Class I	144,595	262,066	220,964	325,101
Number of shares issued through reinvestment of dividends and distributions—Class I	—	220,237	—	21,462
Number of shares redeemed—Class I	(605,492)	(221,251)	(481,155)	(139,291)

Net increase (decrease) in shares outstanding—Class I	(460,897)	261,052	(260,191)	207,272

Number of shares sold—Class II	37,272	182,179	13,216	22,067
Number of shares issued through reinvestment of dividends and distributions—Class II	—	134,817	—	6,984
Number of shares redeemed—Class II	(259,489)	(57,128)	(68,698)	(14,228)

Net increase (decrease) in shares outstanding—Class II	(222,217)	259,868	(55,482)	14,823

Number of shares sold—T Shares	1,872,664	7,057,020	1,077,909	17,562,909
Number of shares issued through reinvestment of dividends and distributions—T Shares	—	4,674,898	—	777,713
Number of shares redeemed—T Shares	(3,256,233)	(7,667,913)	(3,644,481)	(5,531,862)

Net increase (decrease) in shares outstanding—T Shares	(1,383,569)	4,064,005	(2,566,572)	12,808,760

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio Funds
	Conservative Growth		Traditional Growth
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Increase (decrease) in net assets resulting from operations:
Net investment income	$4,021,594	$11,943,459	$6,282,315	$30,370,727
Net realized gain (loss)	1,364,431	27,652,384	(5,856,282)	91,709,786
Net change in unrealized appreciation (depreciation)	14,466,889	(48,880,801)	43,135,099	(152,302,962)

Net increase (decrease) in net assets resulting from operations	19,852,914	(9,284,958)	43,561,132	(30,222,449)

Distributions to shareholders from:
Net investment income—Investor M Shares	—	(1,530,844)	—	(2,296,894)
Net investment income—TM Shares	—	(10,710,640)	—	(28,215,363)
Net realized gain—Investor M Shares	—	(4,108,994)	—	(8,869,524)
Net realized gain—TM Shares	—	(24,627,527)	—	(94,183,241)

Total distributions	—	(40,978,005)	—	(133,565,022)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	4,162,451	6,117,393	5,862,276	16,446,127
Proceeds from sale of shares—TM Shares	18,000,443	31,273,895	25,317,929	68,545,745
Reinvestment of distributions—Investor M Shares	—	5,639,838	—	11,151,712
Reinvestment of distributions—TM Shares	—	35,338,167	—	122,398,604
Value of shares redeemed—Investor M Shares	(18,434,028)	(28,934,880)	(35,774,814)	(12,830,975)
Value of shares redeemed—TM Shares	(27,837,872)	(60,193,213)	(69,092,955)	(127,861,536)

Net increase (decrease) from capital share transactions	(24,109,006)	(10,758,800)	(73,687,564)	77,849,677

Total decrease in net assets	(4,256,092)	(61,021,763)	(30,126,432)	(85,937,794)

NET ASSETS at beginning of period	610,696,520	671,718,283	1,631,767,200	1,717,704,994

NET ASSETS at end of period	$606,440,428	$610,696,520	$1,601,640,768	$1,631,767,200

Accumulated net investment income (loss) included in net assets at end of period	$3,788,861	$(232,733)	$6,220,035	$(62,280)

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	180,308	244,618	256,041	640,661
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	245,637	—	486,125
Number of shares redeemed—Investor M Shares	(786,643)	(1,154,271)	(1,548,529)	(504,009)

Net increase (decrease) in shares outstanding—Investor M Shares	(606,335)	(664,016)	(1,292,488)	622,777

Number of shares sold—TM Shares	774,454	1,244,941	1,099,044	2,675,117
Number of shares issued through reinvestment of dividends and distributions—TM Shares	—	1,539,119	—	5,335,598
Number of shares redeemed—TM Shares	(1,208,790)	(2,395,296)	(3,033,009)	(4,987,206)

Net increase (decrease) in shares outstanding—TM Shares	(434,336)	388,764	(1,933,965)	3,023,509

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio Funds
	Long-Term Growth		Global Equity Growth(1)
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$4,287,373	$39,210,878	$(445,900)	$13,868,330
Net realized gain (loss)	(5,979,479)	158,965,879	(2,763,226)	68,159,420
Net change in unrealized appreciation (depreciation)	53,063,166	(249,300,146)	8,302,953	(115,995,979)

Net increase (decrease) in net assets resulting from operations	51,371,060	(51,123,389)	5,093,827	(33,968,229)

Distributions to shareholders from:
Net investment income—Investor M Shares	—	(1,653,016)	—	(660,691)
Net investment income—TM Shares	—	(37,629,197)	—	(13,207,900)
Net realized gain—Investor M Shares	—	(9,231,748)	—	(5,783,772)
Net realized gain—TM Shares	—	(178,962,649)	—	(96,160,075)

Total distributions	—	(227,476,610)	—	(115,812,438)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	6,541,820	10,632,959	1,567,440	3,805,167
Proceeds from sale of shares—TM Shares	32,212,281	92,315,579	18,860,159	47,763,896
Reinvestment of distributions—Investor M Shares	—	10,869,598	—	6,444,463
Reinvestment of distributions—TM Shares	—	216,591,846	—	109,367,975
Value of shares redeemed—Investor M Shares	(25,856,266)	(25,734,499)	(10,016,583)	(5,137,986)
Value of shares redeemed—TM Shares	(89,851,837)	(153,393,954)	(45,990,594)	(79,978,874)

Net increase (decrease) from capital share transactions	(76,954,002)	151,281,529	(35,579,578)	82,264,641

Total decrease in net assets	(25,582,942)	(127,318,470)	(30,485,751)	(67,516,026)

NET ASSETS at beginning of period	2,124,037,198	2,251,355,668	889,112,786	956,628,812

NET ASSETS at end of period	$2,098,454,256	$2,124,037,198	$858,627,035	$889,112,786

Accumulated net investment income (loss) included in net assets at end of period	$4,216,037	$(71,336)	$(446,161)	$(261)

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	304,948	421,475	74,285	144,973
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	493,176	—	296,161
Number of shares redeemed—Investor M Shares	(1,161,776)	(1,008,595)	(459,081)	(198,187)

Net increase (decrease) in shares outstanding—Investor M Shares	(856,828)	(93,944)	(384,796)	242,947

Number of shares sold—TM Shares	1,473,402	3,634,509	882,137	1,847,779
Number of shares issued through reinvestment of dividends and distributions—TM Shares	—	9,827,216	—	5,023,793
Number of shares redeemed—TM Shares	(4,100,784)	(6,023,941)	(2,158,596)	(3,078,755)

Net increase (decrease) in shares outstanding—TM Shares	(2,627,382)	7,437,784	(1,276,459)	3,792,817

(1)	Formerly Vantagepoint Model Portfolio All-Equity Growth Fund.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone Retirement Income		Milestone 2010
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Increase (decrease) in net assets resulting from operations:
Net investment income	$1,776,295	$5,555,118	$1,453,443	$4,945,733
Net realized gain (loss)	(1,235,528)	9,332,214	(1,164,688)	10,666,098
Net change in unrealized appreciation (depreciation)	9,765,039	(19,150,443)	8,146,742	(19,185,548)

Net increase (decrease) in net assets resulting from operations	10,305,806	(4,263,111)	8,435,497	(3,573,717)

Distributions to shareholders from:
Net investment income—Investor M Shares	—	(1,343,652)	—	(1,134,879)
Net investment income—TM Shares	—	(4,211,332)	—	(3,812,321)
Net realized gain—Investor M Shares	—	(3,106,172)	—	(3,223,432)
Net realized gain—TM Shares	—	(8,369,460)	—	(9,360,952)

Total distributions	—	(17,030,616)	—	(17,531,584)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	3,573,999	6,889,853	1,756,171	4,910,271
Proceeds from sale of shares—TM Shares	20,057,781	26,667,364	24,957,401	19,818,390
Reinvestment of distributions—Investor M Shares	—	4,449,824	—	4,358,311
Reinvestment of distributions—TM Shares	—	12,580,792	—	13,173,273
Value of shares redeemed—Investor M Shares	(20,940,737)	(9,950,755)	(25,534,147)	(8,657,303)
Value of shares redeemed—TM Shares	(26,217,384)	(42,360,872)	(24,177,010)	(39,928,770)

Net decrease from capital share transactions	(23,526,341)	(1,723,794)	(22,997,585)	(6,325,828)

Total decrease in net assets	(13,220,535)	(23,017,521)	(14,562,088)	(27,431,129)

NET ASSETS at beginning of period	309,576,559	332,594,080	263,943,705	291,374,834

NET ASSETS at end of period	$296,356,024	$309,576,559	$249,381,617	$263,943,705

Accumulated net investment income included in net assets at end of period	$1,822,645	$46,350	$1,491,109	$37,666

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	361,245	646,756	178,613	456,798
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	449,478	—	441,125
Number of shares redeemed—Investor M Shares	(2,069,107)	(933,483)	(2,531,709)	(799,896)

Net increase (decrease) in shares outstanding—Investor M Shares	(1,707,862)	162,751	(2,353,096)	98,027

Number of shares sold—TM Shares	1,983,641	2,490,975	2,468,070	1,833,830
Number of shares issued through reinvestment of dividends and distributions—TM Shares	—	1,270,787	—	1,333,327
Number of shares redeemed—TM Shares	(2,630,334)	(3,965,754)	(2,444,018)	(3,695,478)

Net increase (decrease) in shares outstanding—TM Shares	(646,693)	(203,992)	24,052	(528,321)

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2015		Milestone 2020
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Increase (decrease) in net assets resulting from operations:
Net investment income	$2,527,095	$9,973,794	$3,263,125	$14,482,277
Net realized gain (loss)	(1,320,257)	24,587,893	(398,737)	42,098,700
Net change in unrealized appreciation (depreciation)	14,642,877	(42,515,625)	19,681,093	(70,288,144)

Net increase (decrease) in net assets resulting from operations	15,849,715	(7,953,938)	22,545,481	(13,707,167)

Distributions to shareholders from:
Net investment income—Investor M Shares	—	(1,829,065)	—	(2,150,922)
Net investment income—TM Shares	—	(8,143,680)	—	(12,329,715)
Net realized gain—Investor M Shares	—	(5,909,470)	—	(7,578,587)
Net realized gain—TM Shares	—	(22,782,693)	—	(37,847,153)

Total distributions	—	(38,664,908)	—	(59,906,377)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	3,827,769	11,049,178	8,795,243	18,401,185
Proceeds from sale of shares—TM Shares	39,125,990	35,300,552	56,248,723	84,457,501
Reinvestment of distributions—Investor M Shares	—	7,738,535	—	9,729,509
Reinvestment of distributions—TM Shares	—	30,926,373	—	50,176,868
Value of shares redeemed—Investor M Shares	(43,187,093)	(11,730,855)	(47,715,514)	(5,916,940)
Value of shares redeemed—TM Shares	(46,572,292)	(67,624,364)	(51,472,555)	(59,221,792)

Net increase (decrease) from capital share transactions	(46,805,626)	5,659,419	(34,144,103)	97,626,331

Total increase (decrease) in net assets	(30,955,911)	(40,959,427)	(11,598,622)	24,012,787

NET ASSETS at beginning of period	539,097,372	580,056,799	775,436,053	751,423,266

NET ASSETS at end of period	$508,141,461	$539,097,372	$763,837,431	$775,436,053

Accumulated net investment income included in net assets at end of period	$2,582,645	$55,550	$3,313,714	$50,589

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	379,138	988,744	831,728	1,561,289
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	760,171	—	914,428
Number of shares redeemed—Investor M Shares	(4,162,773)	(1,044,434)	(4,390,378)	(501,100)

Net increase (decrease) in shares outstanding—Investor M Shares	(3,783,635)	704,481	(3,558,650)	1,974,617

Number of shares sold—TM Shares	3,769,987	3,133,246	5,199,795	7,130,042
Number of shares issued through reinvestment of dividends and distributions—TM Shares	—	3,037,954	—	4,711,443
Number of shares redeemed—TM Shares	(4,596,355)	(6,014,278)	(4,878,414)	(5,014,476)

Net increase (decrease) in shares outstanding—TM Shares	(826,368)	156,922	321,381	6,827,009

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2025		Milestone 2030
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Increase (decrease) in net assets resulting from operations:
Net investment income	$2,437,568	$12,985,939	$1,541,921	$10,856,338
Net realized gain	240,835	40,331,791	1,420,949	38,811,929
Net change in unrealized appreciation (depreciation)	16,777,205	(67,190,332)	12,557,445	(63,055,188)

Net increase (decrease) in net assets resulting from operations	19,455,608	(13,872,602)	15,520,315	(13,386,921)

Distributions to shareholders from:
Net investment income—Investor M Shares	—	(1,951,252)	—	(1,796,194)
Net investment income—TM Shares	—	(11,033,983)	—	(9,060,522)
Net realized gain—Investor M Shares	—	(6,983,474)	—	(6,931,227)
Net realized gain—TM Shares	—	(34,469,186)	—	(30,554,064)

Total distributions	—	(54,437,895)	—	(48,342,007)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	6,471,186	18,114,864	7,894,541	19,885,079
Proceeds from sale of shares—TM Shares	58,087,601	86,014,872	47,308,360	80,269,157
Reinvestment of distributions—Investor M Shares	—	8,934,726	—	8,727,421
Reinvestment of distributions—TM Shares	—	45,503,169	—	39,614,586
Value of shares redeemed—Investor M Shares	(41,307,912)	(5,905,715)	(31,862,859)	(6,679,066)
Value of shares redeemed—TM Shares	(42,572,123)	(41,696,561)	(39,924,732)	(38,142,620)

Net increase (decrease) from capital share transactions	(19,321,248)	110,965,355	(16,584,690)	103,674,557

Total increase (decrease) in net assets	134,360	42,654,858	(1,064,375)	41,945,629

NET ASSETS at beginning of period	685,718,883	643,064,025	577,896,189	535,950,560

NET ASSETS at end of period	$685,853,243	$685,718,883	$576,831,814	$577,896,189

Accumulated net investment income included in net assets at end of period	$2,459,753	$22,185	$1,547,481	$5,560

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	606,347	1,501,198	729,619	1,611,268
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	826,524	—	792,681
Number of shares redeemed—Investor M Shares	(3,750,724)	(488,146)	(2,836,067)	(542,164)

Net increase (decrease) in shares outstanding—Investor M Shares	(3,144,377)	1,839,576	(2,106,448)	1,861,785

Number of shares sold—TM Shares	5,317,214	7,126,950	4,260,237	6,470,053
Number of shares issued through reinvestment of dividends and distributions—TM Shares	—	4,205,468	—	3,594,790
Number of shares redeemed—TM Shares	(4,003,601)	(3,454,344)	(3,655,053)	(3,087,952)

Net increase in shares outstanding—TM Shares	1,313,613	7,878,074	605,184	6,976,891

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2035		Milestone 2040
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Increase (decrease) in net assets resulting from operations:
Net investment income	$652,276	$7,313,408	$195,880	$6,730,511
Net realized gain	791,417	29,111,132	1,465,225	30,228,206
Net change in unrealized appreciation (depreciation)	8,740,489	(46,506,485)	7,236,142	(47,600,825)

Net increase (decrease) in net assets resulting from operations	10,184,182	(10,081,945)	8,897,247	(10,642,108)

Distributions to shareholders from:
Net investment income—Investor M Shares	—	(1,275,572)	—	(1,112,092)
Net investment income—TM Shares	—	(6,038,018)	—	(5,560,879)
Net realized gain—Investor M Shares	—	(5,728,068)	—	(5,951,562)
Net realized gain—TM Shares	—	(23,572,777)	—	(25,732,935)

Total distributions	—	(36,614,435)	—	(38,357,468)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	5,514,902	13,192,103	5,820,713	11,966,690
Proceeds from sale of shares—TM Shares	42,057,959	54,860,755	35,374,014	52,167,027
Reinvestment of distributions—Investor M Shares	—	7,003,640	—	7,063,654
Reinvestment of distributions—TM Shares	—	29,610,795	—	31,293,814
Value of shares redeemed—Investor M Shares	(27,040,068)	(3,973,039)	(22,499,833)	(5,625,075)
Value of shares redeemed—TM Shares	(23,277,655)	(25,471,602)	(21,070,189)	(25,681,486)

Net increase (decrease) from capital share transactions	(2,744,862)	75,222,652	(2,375,295)	71,184,624

Total increase in net assets	7,439,320	28,526,272	6,521,952	22,185,048

NET ASSETS at beginning of period	400,151,154	371,624,882	379,939,556	357,754,508

NET ASSETS at end of period	$407,590,474	$400,151,154	$386,461,508	$379,939,556

Accumulated net investment income included in net assets at end of period	$653,468	$1,192	$253,420	$57,540

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	509,209	1,050,991	539,838	946,255
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	634,388	—	639,824
Number of shares redeemed—Investor M Shares	(2,404,965)	(318,706)	(2,004,749)	(439,197)

Net increase (decrease) in shares outstanding—Investor M Shares	(1,895,756)	1,366,673	(1,464,911)	1,146,882

Number of shares sold—TM Shares	3,791,623	4,369,199	3,191,359	4,104,717
Number of shares issued through reinvestment of dividends and distributions—TM Shares	—	2,679,710	—	2,834,584
Number of shares redeemed—TM Shares	(2,153,956)	(2,014,185)	(1,949,444)	(2,010,930)

Net increase in shares outstanding—TM Shares	1,637,667	5,034,724	1,241,915	4,928,371

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2045		Milestone 2050		Milestone 2055
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Period from January 4, 2016* to June 30, 2016 (Unaudited)
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(75,038)	$2,840,927	$(50,868)	$1,068,119	$(505)
Net realized gain (loss)	(582,187)	12,338,385	(1,142,840)	4,390,489	1,813
Net change in unrealized appreciation (depreciation)	4,634,681	(20,318,074)	3,183,133	(7,538,062)	10,393

Net increase (decrease) in net assets resulting from operations	3,977,456	(5,138,762)	1,989,425	(2,079,454)	11,701

Distributions to shareholders from:
Net investment income—Investor M Shares	—	(611,748)	—	(248,388)	—
Net investment income—TM Shares	—	(2,229,180)	—	(819,715)	—
Net realized gain—Investor M Shares	—	(2,762,260)	—	(904,107)	—
Net realized gain—TM Shares	—	(8,729,050)	—	(2,608,387)	—

Total distributions	—	(14,332,238)	—	(4,580,597)	—

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	4,450,430	9,709,711	3,237,550	6,817,862	250,000
Proceeds from sale of shares—TM Shares	24,406,774	38,948,484	18,798,544	26,747,856	250,000
Reinvestment of distributions—Investor M Shares	—	3,374,008	—	1,152,495	—
Reinvestment of distributions—TM Shares	—	10,958,230	—	3,428,102	—
Value of shares redeemed—Investor M Shares	(11,853,057)	(1,607,557)	(4,558,292)	(358,534)	—
Value of shares redeemed—TM Shares	(9,536,631)	(13,236,915)	(5,712,175)	(8,762,515)	—

Net increase from capital share transactions	7,467,516	48,145,961	11,765,627	29,025,266	500,000

Total increase in net assets	11,444,972	28,674,961	13,755,052	22,365,215	511,701

NET ASSETS at beginning of period	167,566,052	138,891,091	66,268,187	43,902,972	—

NET ASSETS at end of period	$179,011,024	$167,566,052	$80,023,239	$66,268,187	$511,701

Accumulated net investment income (loss) included in net assets at end of period	$(75,039)	$(1)	$(50,852)	$16	$(505)

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	365,825	688,762	293,352	543,782	25,000
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	270,570	—	101,991	—
Number of shares redeemed—Investor M Shares	(935,977)	(112,963)	(397,649)	(28,388)	—

Net increase (decrease) in shares outstanding—Investor M Shares	(570,152)	846,369	(104,297)	617,385	25,000

Number of shares sold—TM Shares	1,966,512	2,750,855	1,683,234	2,121,203	25,000
Number of shares issued through reinvestment of dividends and distributions—TM Shares	—	877,360	—	302,836	—
Number of shares redeemed—TM Shares	(781,175)	(924,219)	(513,970)	(686,492)	—

Net increase in shares outstanding—TM Shares	1,185,337	2,703,996	1,169,264	1,737,547	25,000

*	Commencement of operations

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Low Duration Bond Investor Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$9.97		$10.06	$10.12	$10.19	$9.96	$10.04
Income from investment operations:
Net investment income	0.05		0.10	0.10	0.13 ^	0.16	0.19
Net realized and unrealized gain (loss)	0.13		(0.08)	(0.03)	(0.06)	0.23	(0.08)

Total from investment operations	0.18		0.02	0.07	0.07	0.39	0.11

Less distributions:
Net investment income	(0.06)		(0.10)	(0.10)	(0.11)	(0.16)	(0.19)
Realized gains	—		(0.01)	(0.03)	(0.03)	—	—

Total distributions	(0.06)		(0.11)	(0.13)	(0.14)	(0.16)	(0.19)

Net Asset Value, end of period	$10.09		$9.97	$10.06	$10.12	$10.19	$9.96

Total return	1.76	%††	0.17%	0.68%	0.75%	3.97%	1.14%
Ratios to Average Net Assets:
Expenses	0.62	%†	0.62%	0.62%	0.63%	0.63%	0.62%
Net investment income	1.12	%†	0.96%	0.97%	1.30%	1.55%	1.93%
Supplemental Data:
Net assets, end of period (000)	$49,529		$59,000	$61,116	$47,700	$592,262	$524,463
Portfolio turnover	51	%††	59%	75%	64%	63%	66%

	Low Duration Bond T Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
			2015	2014
Net Asset Value, beginning of period	$9.97		$10.07	$10.12	$10.20
Income from investment operations:
Net investment income	0.07		0.12	0.12	0.12 ^
Net realized and unrealized gain (loss)	0.12		(0.09)	(0.02)	(0.06)

Total from investment operations	0.19		0.03	0.10	0.06

Less distributions:
Net investment income	(0.07)		(0.12)	(0.12)	(0.11)
Realized gains	—		(0.01)	(0.03)	(0.03)

Total distributions	(0.07)		(0.13)	(0.15)	(0.14)

Net Asset Value, end of period	$10.09		$9.97	$10.07	$10.12

Total return	1.89	%††	0.32%	1.02%	0.65%††
Ratios to Average Net Assets:
Expenses	0.37	%†	0.37%	0.37%	0.39%†
Net investment income	1.37	%†	1.21%	1.22%	1.43%†
Supplemental Data:
Net assets, end of period (000)	$734,894		$738,128	$736,776	$554,556
Portfolio turnover	51	%††	59%	75%	64%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Inflation Focused Investor Shares(1)
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013		2012	2011
Net Asset Value, beginning of period	$10.27		$10.57	$10.49	$11.86		$11.68	$10.99
Income from investment operations:
Net investment income (loss)	0.06		0.00 #^	0.12 ^	(0.31	)^	0.17	0.34
Net realized and unrealized gain (loss)	0.55		(0.20)	0.15	(0.76)		0.62	0.91

Total from investment operations	0.61		(0.20)	0.27	(1.07)		0.79	1.25

Less distributions:
Net investment income	(0.05)		(0.02)	(0.16)	(0.07)		(0.17)	(0.36)
Realized gains	—		(0.07)	(0.03)	(0.23)		(0.44)	(0.20)
From capital	—		(0.01)	—	—		—	—

Total distributions	(0.05)		(0.10)	(0.19)	(0.30)		(0.61)	(0.56)

Net Asset Value, end of period	$10.83		$10.27	$10.57	$10.49		$11.86	$11.68

Total return	5.92	%††	(1.90)%	2.51%	(9.05)%		6.84%	11.53%
Ratios to Average Net Assets:
Expenses	0.66	%†	0.65%	0.64%	0.64%		0.63%	0.64%
Net investment income (loss)	0.94	%†	0.05%	1.07%	(2.67)%		1.39%	2.94%
Supplemental Data:
Net assets, end of period (000)	$18,505		$22,465	$24,895	$28,441		$669,336	$584,191
Portfolio turnover	28	%††	79%	75%	57%		73%	109%

	Inflation Focused T Shares(1)
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
			2015	2014
Net Asset Value, beginning of period	$10.29		$10.58	$10.50	$11.78
Income from investment operations:
Net investment income	0.07		0.04 ^	0.14 ^	0.14	^
Net realized and unrealized gain (loss)	0.54		(0.21)	0.15	(1.10)

Total from investment operations	0.61		(0.17)	0.29	(0.96)

Less distributions:
Net investment income	(0.06)		(0.04)	(0.18)	(0.09)
Realized gains	—		(0.07)	(0.03)	(0.23)
From capital	—		(0.01)	—	—

Total distributions	(0.06)		(0.12)	(0.21)	(0.32)

Net Asset Value, end of period	$10.84		$10.29	$10.58	$10.50

Total return	5.96	%††	(1.61)%	2.68%	(8.19	)%††
Ratios to Average Net Assets:
Expenses	0.41	%†	0.40%	0.39%	0.40	%†
Net investment income	1.30	%†	0.33%	1.32%	1.46	%†
Supplemental Data:
Net assets, end of period (000)	$509,393		$491,801	$499,767	$554,377
Portfolio turnover	28	%††	79%	75%	57	%††

(1)	Formerly Inflation Protected Securities Fund.
#	Rounds to less than $0.01
^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	High Yield T Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Period from May 1, 2014* to December 31, 2014
Net Asset Value, beginning of period	$8.50		$9.47	$10.00
Income from investment operations:
Net investment income	0.26		0.50	0.25
Net realized and unrealized gain (loss)	0.39		(0.94)	(0.51)

Total from investment operations	0.65		(0.44)	(0.26)

Less distributions:
Net investment income	(0.26)		(0.53)	(0.27)
Realized gains	—		—	—

Total distributions	(0.26)		(0.53)	(0.27)

Net Asset Value, end of period	$8.89	**	$8.50	$9.47

Total return	7.72	%**††	(4.99)%	(2.70	)%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.81	%†	0.81%	0.92	%†
Expenses net of reimbursements/waivers, if any	0.73	%†	0.75%	0.92	%†
Net Investment Income before reimbursements/waivers	5.92	%†	5.28%	4.03	%†
Net Investment income net of reimbursements/waivers, if any	6.00	%†	5.34%	4.03	%†
Supplemental Data:
Net assets, end of period (000)	$360,069		$361,562	$362,139
Portfolio turnover	32	%††	56%	76	%††

*	Commencement of operations
**	Financial reporting includes trade date activity as of June 30, 2016. The inclusion of this activity caused the Fund’s NAV to round down to $8.89 (the adjusted price) from $8.90 (the stated price for June 30, 2016, prior to the inclusion of that day’s activity).
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Equity Income Investor Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$8.22		$9.95	$11.10	$9.01	$8.27	$8.64
Income from investment operations:
Net investment income	0.08	^	0.23	0.17	0.16 ^	0.15	0.12
Net realized and unrealized gain (loss)	0.38		(1.01)	0.74	2.63	1.03	(0.13)

Total from investment operations	0.46		(0.78)	0.91	2.79	1.18	(0.01)

Less distributions:
Net investment income	—		(0.25)	(0.18)	(0.14)	(0.16)	(0.22)
Realized gains	—		(0.70)	(1.88)	(0.56)	(0.28)	(0.14)

Total distributions	—		(0.95)	(2.06)	(0.70)	(0.44)	(0.36)

Net Asset Value, end of period	$8.68		$8.22	$9.95	$11.10	$9.01	$8.27

Total return	5.60	%††	(7.58)%	8.13%	31.11%	14.33%	0.04%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.79	%†	0.77%	0.78%	0.81%	0.82%	0.84%
Expenses net of reimbursements/waivers, if any	0.72	%†	0.77%	0.78%	0.81%	0.82%	0.83%
Net Investment Income before reimbursements/waivers	1.97	%†	2.36%	1.44%	1.69%	1.64%	1.32%
Net Investment income net of reimbursements/waivers, if any	2.03	%†	2.37%	1.44%	1.69%	1.64%	1.32%
Supplemental Data:
Net assets, end of period (000)	$35,774		$45,704	$54,955	$60,614	$2,020,305	$1,817,557
Portfolio turnover	13	%††	37%	56%	18%	15%	18%

	Equity Income T Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
			2015	2014
Net Asset Value, beginning of period	$8.22		$9.95	$11.10	$9.62
Income from investment operations:
Net investment income	0.09	^	0.27	0.21	0.13 ^
Net realized and unrealized gain (loss)	0.38		(1.03)	0.73	2.08

Total from investment operations	0.47		(0.76)	0.94	2.21

Less distributions:
Net investment income	—		(0.27)	(0.21)	(0.17)
Realized gains	—		(0.70)	(1.88)	(0.56)

Total distributions	—		(0.97)	(2.09)	(0.73)

Net Asset Value, end of period	$8.69		$8.22	$9.95	$11.10

Total return	5.72	%††	(7.32)%	8.43%	23.03%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.54	%†	0.52%	0.53%	0.57%†
Expenses net of reimbursements/waivers, if any	0.47	%†	0.52%	0.53%	0.57%†
Net Investment Income before reimbursements/waivers	2.22	%†	2.63%	1.68%	1.41%†
Net Investment income net of reimbursements/waivers, if any	2.29	%†	2.63%	1.69%	1.41%†
Supplemental Data:
Net assets, end of period (000)	$1,851,833		$1,980,039	$2,319,873	$2,426,828
Portfolio turnover	13	%††	37%	56%	18%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Growth & Income Investor Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$11.42		$12.73	$13.22	$10.71	$9.49	$9.67
Income from investment operations:
Net investment income	0.08	^	0.06	0.22	0.11 ^	0.14	0.11
Net realized and unrealized gain (loss)	0.17		(0.12)	1.21	3.51	1.42	(0.18)

Total from investment operations	0.25		(0.06)	1.43	3.62	1.56	(0.07)

Less distributions:
Net investment income	—		(0.14)	(0.19)	(0.13)	(0.18)	(0.11)
Realized gains	—		(1.11)	(1.73)	(0.98)	(0.16)	—

Total distributions	—		(1.25)	(1.92)	(1.11)	(0.34)	(0.11)

Net Asset Value, end of period	$11.67		$11.42	$12.73	$13.22	$10.71	$9.49

Total return	2.19	%††	(0.28)%	10.67%	34.01%	16.53%	(0.69)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.82	%†	0.77%	0.77%	0.78%	0.78%	0.78%
Expenses net of reimbursements/waivers, if any	0.82	%†	0.77%	0.77%	0.78%	0.78%	0.78%
Net Investment Income before reimbursements/waivers	1.44	%†	1.02%	1.23%	0.93%	1.32%	1.12%
Net Investment income net of reimbursements/waivers, if any	1.45	%†	1.02%	1.23%	0.93%	1.32%	1.12%
Supplemental Data:
Net assets, end of period (000)	$27,383		$36,696	$37,003	$39,944	$1,305,504	$1,162,482
Portfolio turnover	11	%††	27%	28%	35%	25%	40%

	Growth & Income T Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
			2015	2014
Net Asset Value, beginning of period	$11.42		$12.73	$13.22	$11.44
Income from investment operations:
Net investment income	0.09	^	0.16	0.21	0.13 ^
Net realized and unrealized gain (loss)	0.17		(0.19)	1.26	2.79

Total from investment operations	0.26		(0.03)	1.47	2.92

Less distributions:
Net investment income	—		(0.17)	(0.23)	(0.16)
Realized gains	—		(1.11)	(1.73)	(0.98)

Total distributions	—		(1.28)	(1.96)	(1.14)

Net Asset Value, end of period	$11.68		$11.42	$12.73	$13.22

Total return	2.28	%††	0.00%	10.98%	25.69%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.57	%†	0.52%	0.52%	0.54%†
Expenses net of reimbursements/waivers, if any	0.57	%†	0.52%	0.52%	0.53%†
Net Investment Income before reimbursements/waivers	1.68	%†	1.27%	1.47%	1.18%†
Net Investment income net of reimbursements/waivers, if any	1.68	%†	1.27%	1.48%	1.18%†
Supplemental Data:
Net assets, end of period (000)	$1,713,899		$1,745,247	$1,685,352	$1,696,122
Portfolio turnover	11	%††	27%	28%	35%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Growth Investor Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015		2014	2013		2012	2011
Net Asset Value, beginning of period	$11.86	***	$13.56		$12.70 **	$9.53		$8.36	$8.78
Income from investment operations:
Net investment income	0.20		0.03	^	0.27	0.03	^	0.05	0.04
Net realized and unrealized gain (loss)	(0.71)		0.52		1.01	3.18		1.18	(0.42)

Total from investment operations	(0.51)		0.55		1.28	3.21		1.23	(0.38)

Less distributions:
Net investment income	—		(0.06)		(0.03)	(0.04)		(0.06)	(0.04)
Realized gains	—		(2.19)		(0.39)	—		—	—

Total distributions	—		(2.25)		(0.42)	(0.04)		(0.06)	(0.04)

Net Asset Value, end of period	$11.35		$11.86	***	$13.56	$12.70	**	$9.53	$8.36

Total return	(4.30	)%††	4.28	%***	10.05%	33.71	%**	14.67%	(4.27)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.81	%†	0.77%		0.78%	0.77%		0.78%	0.83%
Expenses net of reimbursements/waivers, if any	0.81	%†	0.77%		0.78%	0.77%		0.78%	0.81%
Net Investment Income before reimbursements/waivers	0.30	%†	0.22%		0.17%	0.33%		0.57%	0.47%
Net Investment income net of reimbursements/waivers, if any	0.30	%†	0.22%		0.17%	0.33%		0.57%	0.49%
Supplemental Data:
Net assets, end of period (000)	$20,960		$28,602		$23,614	$31,157		$1,880,929	$1,751,075
Portfolio turnover	39	%††	101%		47%	53%		87%	70%

	Growth T Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,			For the Period from March 1, 2013* to December 31, 2013
			2015		2014
Net Asset Value, beginning of period	$11.86		$13.55		$12.71	$10.07
Income from investment operations:
Net investment income	0.03		0.07	^	0.06	0.06	^
Net realized and unrealized gain (loss)	(0.53)		0.52		1.25	2.64

Total from investment operations	(0.50)		0.59		1.31	2.70

Less distributions:
Net investment income	—		(0.09)		(0.08)	(0.06)
Realized gains	—		(2.19)		(0.39)	—

Total distributions	—		(2.28)		(0.47)	(0.06)

Net Asset Value, end of period	$11.36		$11.86		$13.55	$12.71

Total return	(4.22	)%††	4.60%		10.24%	26.87	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.56	%†	0.52%		0.53%	0.53	%†
Expenses net of reimbursements/waivers, if any	0.56	%†	0.52%		0.53%	0.53	%†
Net Investment Income before reimbursements/waivers	0.56	%†	0.47%		0.42%	0.60	%†
Net Investment income net of reimbursements/waivers, if any	0.57	%†	0.47%		0.42%	0.60	%†
Supplemental Data:
Net assets, end of period (000)	$2,187,287		$2,197,234		$2,289,433	$2,294,323
Portfolio turnover	39	%††	101%		47%	53	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
**	Financial reporting includes trade date activity as of December 31, 2013. The inclusion of this activity caused the Fund’s NAV to round down to $12.70 (the adjusted price) from $12.71 (the stated price for December 31, 2013, prior to the inclusion of that day’s activity).
***	Financial reporting includes trade date activity as of December 31, 2015. The inclusion of this activity caused the Fund’s NAV to round down to $11.86 (the adjusted price) from $11.87 (the stated price for December 31, 2015, prior to the inclusion of that day’s activity).
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Select Value Investor Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$9.61		$11.86	$12.86	$10.95	$9.73	$9.84
Income from investment operations:
Net investment income	0.06	^	0.08	0.17	0.10 ^	0.19	0.10
Net realized and unrealized gain (loss)	0.31		(0.93)	0.87	3.67	1.42	(0.12)

Total from investment operations	0.37		(0.85)	1.04	3.77	1.61	(0.02)

Less distributions:
Net investment income	—		(0.12)	(0.14)	(0.13)	(0.18)	(0.09)
Realized gains	—		(1.28)	(1.90)	(1.73)	(0.21)	—

Total distributions	—		(1.40)	(2.04)	(1.86)	(0.39)	(0.09)

Net Asset Value, end of period	$9.98		$9.61	$11.86	$12.86	$10.95	$9.73

Total return	3.85	%††	(6.96)%	8.11%	34.65%	16.55%	(0.16)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.99	%†	0.97%	0.97%	0.98%	0.99%	0.99%
Expenses net of reimbursements/waivers, if any	0.98	%†	0.92%	0.97%	0.98%	0.99%	0.99%
Net Investment Income before reimbursements/waivers	1.36	%†	0.96%	1.06%	0.84%	1.73%	0.96%
Net Investment income net of reimbursements/waivers, if any	1.36	%†	1.02%	1.06%	0.84%	1.73%	0.96%
Supplemental Data:
Net assets, end of period (000)	$5,216		$6,946	$8,325	$9,120	$355,590	$320,019
Portfolio turnover	84	%††	56%	66%	77%	51%	60%

	Select Value T Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
			2015	2014
Net Asset Value, beginning of period	$9.61		$11.86	$12.87	$12.00
Income from investment operations:
Net investment income	0.08	^	0.15	0.19	0.15 ^
Net realized and unrealized gain (loss)	0.30		(0.97)	0.88	2.60

Total from investment operations	0.38		(0.82)	1.07	2.75

Less distributions:
Net investment income	—		(0.15)	(0.18)	(0.15)
Realized gains	—		(1.28)	(1.90)	(1.73)

Total distributions	—		(1.43)	(2.08)	(1.88)

Net Asset Value, end of period	$9.99		$9.61	$11.86	$12.87

Total return	3.95	%††	(6.69)%	8.32%	23.15%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.74	%†	0.72%	0.72%	0.73%†
Expenses net of reimbursements/waivers, if any	0.73	%†	0.67%	0.72%	0.73%†
Net Investment Income before reimbursements/waivers	1.62	%†	1.22%	1.31%	1.34%†
Net Investment income net of reimbursements/waivers, if any	1.62	%†	1.28%	1.31%	1.34%†
Supplemental Data:
Net assets, end of period (000)	$379,226		$393,311	$446,220	$467,616
Portfolio turnover	84	%††	56%	66%	77%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Aggressive Opportunities Investor Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$10.00		$11.51	$12.85	$10.20	$9.26	$11.34
Income from investment operations:
Net investment income	0.03	^	0.09 ^	0.03 ^	0.00 #^	0.07	0.03
Net realized and unrealized gain (loss)	0.25		(0.40)	0.63	3.90	1.35	(1.23)

Total from investment operations	0.28		(0.31)	0.66	3.90	1.42	(1.20)

Less distributions:
Net investment income	—		(0.10)	—	(0.04)	(0.02)	(0.04)
Realized gains	—		(1.10)	(2.00)	(1.21)	(0.46)	(0.84)

Total distributions	—		(1.20)	(2.00)	(1.25)	(0.48)	(0.88)

Net Asset Value, end of period	$10.28		$10.00	$11.51	$12.85	$10.20	$9.26

Total return	2.80	%††	(2.44)%	5.13%	38.53%	15.44%	(10.42)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.84	%†	0.83%	0.83%	0.82%	0.90%	0.91%
Expenses net of reimbursements/waivers, if any	0.81	%†	0.83%	0.83%	0.82%	0.90%	0.91%
Net Investment Income before reimbursements/waivers	0.51	%†	0.81%	0.24%	0.00%	0.61%	0.21%
Net Investment income net of reimbursements/waivers, if any	0.55	%†	0.81%	0.24%	0.00%**	0.61%	0.21%
Supplemental Data:
Net assets, end of period (000)	$24,348		$31,612	$32,941	$32,513	$993,729	$957,271
Portfolio turnover	29	%††	56%	49%	51%	94%	53%

	Aggressive Opportunities T Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
			2015	2014
Net Asset Value, beginning of period	$10.00		$11.52	$12.85	$11.04
Income from investment operations:
Net investment income	0.04	^	0.12 ^	0.06 ^	0.04 ^
Net realized and unrealized gain (loss)	0.26		(0.41)	0.64	3.05

Total from investment operations	0.30		(0.29)	0.70	3.09

Less distributions:
Net investment income	—		(0.13)	(0.03)	(0.07)
Realized gains	—		(1.10)	(2.00)	(1.21)

Total distributions	—		(1.23)	(2.03)	(1.28)

Net Asset Value, end of period	$10.30		$10.00	$11.52	$12.85

Total return	3.00	%††	(2.27)%	5.44%	28.23%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.59	%†	0.58%	0.58%	0.59%†
Expenses net of reimbursements/waivers, if any	0.56	%†	0.58%	0.58%	0.59%†
Net Investment Income before reimbursements/waivers	0.78	%†	1.06%	0.49%	0.42%†
Net Investment income net of reimbursements/waivers, if any	0.81	%†	1.06%	0.49%	0.42%†
Supplemental Data:
Net assets, end of period (000)	$951,593		$964,443	$1,071,234	$1,210,202
Portfolio turnover	29	%††	56%	49%	51%††

^	Calculated based upon average shares outstanding.
#	Rounds to less than $0.01
*	Commencement of operations
**	Rounds to less than 0.01%
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Discovery Investor Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$8.99		$10.04	$10.86	$9.48	$8.74	$9.42
Income from investment operations:
Net investment income	0.03	^	0.02	0.38	0.08 ^	0.12	0.10
Net realized and unrealized gain (loss)	0.11		(0.83)	0.26	3.61	1.25	(0.68)

Total from investment operations	0.14		(0.81)	0.64	3.69	1.37	(0.58)

Less distributions:
Net investment income	—		(0.01)	(0.06)	(0.09)	(0.16)	(0.10)
Realized gains	—		(0.23)	(1.40)	(2.22)	(0.47)	—

Total distributions	—		(0.24)	(1.46)	(2.31)	(0.63)	(0.10)

Net Asset Value, end of period	$9.13	**	$8.99	$10.04	$10.86	$9.48	$8.74

Total return	1.56	%**††	(8.10)%	6.07%	39.34%	15.74%	(6.15)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.85	%†	0.95%	0.95%	0.97%	0.97%	0.95%
Expenses net of reimbursements/waivers, if any	0.83	%†	0.93%	0.95%	0.97%	0.97%	0.95%
Net Investment Income before reimbursements/waivers	0.68	%†	0.49%	0.65%	0.79%	1.25%	1.05%
Net Investment income net of reimbursements/waivers, if any	0.70	%†	0.51%	0.65%	0.79%	1.25%	1.05%
Supplemental Data:
Net assets, end of period (000)	$3,082		$5,251	$6,419	$3,742	$212,873	$193,872
Portfolio turnover	51	%††	109%	100%	77%	81%	86%

	Discovery T Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
			2015	2014
Net Asset Value, beginning of period	$8.99		$10.05	$10.86	$10.27
Income from investment operations:
Net investment income	0.04	^	0.03	0.09	0.10 ^
Net realized and unrealized gain (loss)	0.12		(0.82)	0.58	2.82

Total from investment operations	0.16		(0.79)	0.67	2.92

Less distributions:
Net investment income	—		(0.04)	(0.08)	(0.11)
Realized gains	—		(0.23)	(1.40)	(2.22)

Total distributions	—		(0.27)	(1.48)	(2.33)

Net Asset Value, end of period	$9.15		$8.99	$10.05	$10.86

Total return	1.78	%††	(7.86)%	6.37%	28.84%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.61	%†	0.70%	0.70%	0.71%†
Expenses net of reimbursements/waivers, if any	0.58	%†	0.68%	0.70%	0.71%†
Net Investment Income before reimbursements/waivers	0.96	%†	0.79%	0.88%	1.00%†
Net Investment income net of reimbursements/waivers, if any	0.98	%†	0.81%	0.88%	1.00%†
Supplemental Data:
Net assets, end of period (000)	$469,610		$489,466	$286,141	$275,107
Portfolio turnover	51	%††	109%	100%	77%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
**	Financial reporting includes trade date activity as of June 30, 2016. The inclusion of this activity caused the Fund’s NAV to round down to $9.13 (the adjusted price) from $9.14 (the stated price for June 30, 2016, prior to the inclusion of that day’s activity).
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	International Investor Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013		2012	2011
Net Asset Value, beginning of period	$9.94		$10.36	$11.08 **	$9.63		$8.32	$9.34
Income from investment operations:
Net investment income	0.93		0.17 ^	0.24 ^	0.06	^	0.22	0.20
Net realized and unrealized gain (loss)	(0.87)		(0.38)	(0.54)	1.61		1.32	(1.01)

Total from investment operations	0.06		(0.21)	(0.30)	1.67		1.54	(0.81)

Less distributions:
Net investment income	—		(0.17)	(0.37)	(0.22)		(0.23)	(0.21)
Realized gains	—		(0.04)	(0.05)	—		—	—

Total distributions	—		(0.21)	(0.42)	(0.22)		(0.23)	(0.21)

Net Asset Value, end of period	$10.00		$9.94	$10.36	$11.08	**	$9.63	$8.32

Total return	0.60	%††	(2.06)%	(2.76)%	17.43	%**	18.57%	(8.57)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.98	%†	0.97%	0.98%	0.97%		0.98%	0.97%
Expenses net of reimbursements/waivers, if any	0.98	%†	0.97%	0.97%	0.97%		0.98%	0.95%
Net Investment Income before reimbursements/waivers	2.75	%†	1.60%	2.15%	0.61%		2.32%	2.25%
Net Investment income net of reimbursements/waivers, if any	2.75	%†	1.60%	2.15%	0.61%		2.32%	2.26%
Supplemental Data:
Net assets, end of period (000)	$22,700		$25,782	$25,061	$16,440		$1,305,510	$1,139,964
Portfolio turnover	22	%††	43%	34%	51%		49%	50%

	International T Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
			2015	2014
Net Asset Value, beginning of period	$9.94		$10.36	$11.09	$9.85
Income from investment operations:
Net investment income	0.15		0.19 ^	0.28 ^	0.21	^
Net realized and unrealized gain (loss)	(0.07)		(0.38)	(0.57)	1.28

Total from investment operations	0.08		(0.19)	(0.29)	1.49

Less distributions:
Net investment income	—		(0.19)	(0.39)	(0.25)
Realized gains	—		(0.04)	(0.05)	—

Total distributions	—		(0.23)	(0.44)	(0.25)

Net Asset Value, end of period	$10.02		$9.94	$10.36	$11.09

Total return	0.80	%††	(1.81)%	(2.68)%	15.14	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.73	%†	0.71%	0.73%	0.75	%†
Expenses net of reimbursements/waivers, if any	0.73	%†	0.71%	0.72%	0.75	%†
Net Investment Income before reimbursements/waivers	3.02	%†	1.83%	2.53%	2.38	%†
Net Investment income net of reimbursements/waivers, if any	3.02	%†	1.83%	2.54%	2.38	%†
Supplemental Data:
Net assets, end of period (000)	$1,654,043		$1,672,196	$1,493,171	$1,418,996
Portfolio turnover	22	%††	43%	34%	51	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
**	Financial reporting includes trade date activity as of December 31, 2013. The inclusion of this activity caused the Fund’s NAV to round down to $11.08 (the adjusted price) from $11.09 (the stated price for December 31, 2013, prior to the inclusion of that day’s activity).
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Diversifying Strategies T Shares(1)
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$9.70		$10.13	$10.43	$10.16	$10.01	$10.16
Income from investment operations:
Net investment income	0.07		0.15	0.14	0.12 ^	0.12	0.10
Net realized and unrealized gain (loss)	0.18		(0.32)	0.25	0.47	0.23	(0.09)

Total from investment operations	0.25		(0.17)	0.39	0.59	0.35	0.01

Less distributions:
Net investment income	—		(0.19)	(0.23)	(0.19)	(0.17)	(0.02)
Realized gains	—		(0.07)	(0.46)	(0.13)	(0.03)	(0.14)

Total distributions	—		(0.26)	(0.69)	(0.32)	(0.20)	(0.16)

Net Asset Value, end of period	$9.95		$9.70	$10.13	$10.43	$10.16	$10.01

Total return	2.58	%††	(1.61)%	3.75%	5.81%	3.53%	0.10%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.49	%†	0.49%	0.52%	0.66%	0.89%	0.91%
Expenses net of reimbursements/waivers, if any	0.49	%†	0.49%	0.50%	0.59%	0.80%	0.85%
Net Investment Income before reimbursements/waivers	1.45	%†	1.34%	1.22%	1.13%	1.04%	0.93%
Net Investment income net of reimbursements/waivers, if any	1.45	%†	1.34%	1.24%	1.19%	1.12%	1.00%
Supplemental Data:
Net assets, end of period (000)	$923,660		$932,159	$1,096,683	$1,093,589	$964,774	$849,777
Portfolio turnover	48	%††	78%	103%	70%	71%	73%

(1)	Formerly Diversified Assets Fund.
^	Calculated based upon average shares outstanding.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Core Bond Index Class I
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$10.06		$10.31	$10.00	$10.54	$10.47	$10.10
Income from investment operations:
Net investment income	0.10	^	0.27	0.21	0.23 ^	0.25	0.31
Net realized and unrealized gain (loss)	0.42		(0.26)	0.35	(0.50)	0.14	0.42

Total from investment operations	0.52		0.01	0.56	(0.27)	0.39	0.73

Less distributions:
Net investment income	(0.13)		(0.26)	(0.25)	(0.27)	(0.32)	(0.36)
Realized gains	—		—	—	—	—	—

Total distributions	(0.13)		(0.26)	(0.25)	(0.27)	(0.32)	(0.36)

Net Asset Value, end of period	$10.45		$10.06	$10.31	$10.00	$10.54	$10.47

Total return	5.16	%††	0.04%	5.65%	(2.62)%	3.80%	7.41%
Ratios to Average Net Assets:
Expenses	0.41	%†	0.40%	0.41%	0.40%	0.41%	0.41%
Net investment income	2.02	%†	1.96%	1.98%	2.23%	2.38%	3.00%
Supplemental Data:
Net assets, end of period (000)	$21,312		$26,995	$23,155	$22,055	$905,486	$813,431
Portfolio turnover	57	%††	123%	160%	120%	64%	57%

	Core Bond Index Class II
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$10.13		$10.37	$10.06	$10.60	$10.53	$10.16
Income from investment operations:
Net investment income	0.11	^	0.23	0.29	0.25 ^	0.27	0.33
Net realized and unrealized gain (loss)	0.42		(0.19)	0.29	(0.50)	0.14	0.43

Total from investment operations	0.53		0.04	0.58	(0.25)	0.41	0.76

Less distributions:
Net investment income	(0.14)		(0.28)	(0.27)	(0.29)	(0.34)	(0.39)
Realized gains	—		—	—	—	—	—

Total distributions	(0.14)		(0.28)	(0.27)	(0.29)	(0.34)	(0.39)

Net Asset Value, end of period	$10.52		$10.13	$10.37	$10.06	$10.60	$10.53

Total return	5.23	%††	0.33%	5.81%	(2.38)%	3.98%	7.57%
Ratios to Average Net Assets:
Expenses	0.21	%†	0.20%	0.21%	0.20%	0.21%	0.21%
Net investment income	2.22	%†	2.16%	2.18%	2.40%	2.59%	3.15%
Supplemental Data:
Net assets, end of period (000)	$16,316		$12,095	$12,631	$26,490	$337,639	$320,809
Portfolio turnover	57	%††	123%	160%	120%	64%	57%

^	Calculated based upon average shares outstanding.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Core Bond Index T Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
			2015	2014
Net Asset Value, beginning of period	$10.06		$10.30	$10.00	$10.46
Income from investment operations:
Net investment income	0.12	^	0.23	0.23	0.19	^
Net realized and unrealized gain (loss)	0.40		(0.19)	0.35	(0.40)

Total from investment operations	0.52		0.04	0.58	(0.21)

Less distributions:
Net investment income	(0.14)		(0.28)	(0.28)	(0.25)
Realized gains	—		—	—	—

Total distributions	(0.14)		(0.28)	(0.28)	(0.25)

Net Asset Value, end of period	$10.44		$10.06	$10.30	$10.00

Total return	5.20	%††	0.38%	5.82%	(2.06	)%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.21	%†	0.20%	0.21%	0.21	%†
Expenses net of reimbursements/waivers, if any	0.16	%†	0.15%	0.16%	0.16	%†
Net Investment Income before reimbursements/waivers	2.22	%†	2.16%	2.18%	2.17	%†
Net Investment income net of reimbursements/waivers, if any	2.27	%†	2.21%	2.23%	2.22	%†
Supplemental Data:
Net assets, end of period (000)	$1,671,013		$1,671,762	$1,649,023	$1,231,000
Portfolio turnover	57	%††	123%	160%	120	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	500 Stock Index Class I
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013		2012	2011
Net Asset Value, beginning of period	$15.70		$16.08	$14.66	$11.32		$9.96	$9.95
Income from investment operations:
Net investment income	0.22		0.27	0.25 ^	0.23	^	0.20	0.17
Net realized and unrealized gain (loss)	0.35		(0.13)	1.70	3.36		1.36	0.00 #

Total from investment operations	0.57		0.14	1.95	3.59		1.56	0.17

Less distributions:
Net investment income	—		(0.28)	(0.23)	(0.21)		(0.20)	(0.16)
Realized gains	—		(0.24)	(0.30)	(0.04)		—	—

Total distributions	—		(0.52)	(0.53)	(0.25)		(0.20)	(0.16)

Net Asset Value, end of period	$16.27		$15.70	$16.08	$14.66		$11.32	$9.96

Total return	3.63	%††	0.94%	13.27%	31.78%		15.62%	1.72%
Ratios to Average Net Assets:
Expenses	0.41	%†	0.40%	0.40%	0.41%		0.42%	0.42%
Net investment income	1.87	%†	1.81%	1.64%	1.78%		1.89%	1.65%
Supplemental Data:
Net assets, end of period (000)	$43,900		$53,801	$47,690	$31,916		$111,410	$94,197
Portfolio turnover	2	%††	4%	6%	8%		3%	3%

	500 Stock Index Class II
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013		2012	2011
Net Asset Value, beginning of period	$14.71		$15.09	$13.80 ***	$10.65	**	$9.39	$9.39
Income from investment operations:
Net investment income	0.26		0.16	0.28 ^	0.24	^	0.22	0.18
Net realized and unrealized gain	0.29		0.02	1.57	3.19		1.26	0.00 #

Total from investment operations	0.55		0.18	1.85	3.43		1.48	0.18

Less distributions:
Net investment income	—		(0.32)	(0.26)	(0.24)		(0.22)	(0.18)
Realized gains	—		(0.24)	(0.30)	(0.04)		—	—

Total distributions	—		(0.56)	(0.56)	(0.28)		(0.22)	(0.18)

Net Asset Value, end of period	$15.26		$14.71	$15.09	$13.80	***	$10.65 **	$9.39

Total return	3.74	%††	1.23%	13.42%	32.23	%***	15.74%**	1.97%
Ratios to Average Net Assets:
Expenses	0.21	%†	0.20%	0.20%	0.21%		0.22%	0.22%
Net investment income	2.05	%†	2.02%	1.86%	2.12%		2.09%	1.86%
Supplemental Data:
Net assets, end of period (000)	$20,896		$22,665	$20,026	$2,271		$341,571	$287,072
Portfolio turnover	2	%††	4%	6%	8%		3%	3%

^	Calculated based upon average shares outstanding.
#	Rounds to less than $0.01
**	Financial reporting includes trade date activity as of December 31, 2012. The inclusion of this activity caused the Fund’s NAV to round down to $10.65 (the adjusted price) from $10.66 (the stated price for December 31, 2012, prior to the inclusion of that day’s activity).
***	Financial reporting includes trade date activity as of December 31, 2013. The inclusion of this activity caused the Fund’s NAV to round up to $13.80 (the adjusted price) from $13.79 (the stated price for December 31, 2013, prior to the inclusion of that day’s activity).
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	500 Stock Index T Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
			2015	2014
Net Asset Value, beginning of period	$15.72		$16.09	$14.67	$12.06
Income from investment operations:
Net investment income	0.16		0.33	0.29 ^	0.22	^
Net realized and unrealized gain (loss)	0.42		(0.14)	1.69	2.67

Total from investment operations	0.58		0.19	1.98	2.89

Less distributions:
Net investment income	—		(0.32)	(0.26)	(0.24)
Realized gains	—		(0.24)	(0.30)	(0.04)

Total distributions	—		(0.56)	(0.56)	(0.28)

Net Asset Value, end of period	$16.30		$15.72	$16.09	$14.67

Total return	3.69	%††	1.25%	13.48%	23.99	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.21	%†	0.20%	0.20%	0.21	%†
Expenses net of reimbursements/waivers, if any	0.16	%†	0.15%	0.15%	0.16	%†
Net Investment Income before reimbursements/waivers	2.07	%†	2.01%	1.83%	1.86	%†
Net Investment income net of reimbursements/waivers, if any	2.12	%†	2.06%	1.88%	1.91	%†
Supplemental Data:
Net assets, end of period (000)	$893,233		$840,243	$778,364	$627,600
Portfolio turnover	2	%††	4%	6%	8	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Broad Market Index Class I
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$16.68		$17.31	$15.84	$12.23	$10.85	$10.92
Income from investment operations:
Net investment income	0.15	^	0.36 ^	0.26 ^	0.23 ^	0.24	0.20
Net realized and unrealized gain (loss)	0.43		(0.35)	1.67	3.80	1.45	(0.11)

Total from investment operations	0.58		0.01	1.93	4.03	1.69	0.09

Less distributions:
Net investment income	—		(0.35)	(0.25)	(0.21)	(0.21)	(0.16)
Realized gains	—		(0.29)	(0.21)	(0.21)	(0.10)	—

Total distributions	—		(0.64)	(0.46)	(0.42)	(0.31)	(0.16)

Net Asset Value, end of period	$17.26		$16.68	$17.31	$15.84	$12.23	$10.85

Total return	3.48	%††	0.15%	12.17%	33.04%	15.64%	0.85%
Ratios to Average Net Assets:
Expenses	0.40	%†	0.40%	0.40%	0.40%	0.42%	0.41%
Net investment income	1.85	%†	2.07%	1.57%	1.68%	1.89%	1.56%
Supplemental Data:
Net assets, end of period (000)	$46,106		$51,064	$44,988	$36,076	$126,835	$114,674
Portfolio turnover	3	%††	4%	3%	9%	3%	1%

	Broad Market Index Class II
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$15.54		$16.17	$14.82	$11.46	$10.19	$10.27
Income from investment operations:
Net investment income	0.16	^	0.37 ^	0.27 ^	0.24 ^	0.24	0.19
Net realized and unrealized gain (loss)	0.39		(0.32)	1.57	3.57	1.37	(0.09)

Total from investment operations	0.55		0.05	1.84	3.81	1.61	0.10

Less distributions:
Net investment income	—		(0.39)	(0.28)	(0.24)	(0.24)	(0.18)
Realized gains	—		(0.29)	(0.21)	(0.21)	(0.10)	—

Total distributions	—		(0.68)	(0.49)	(0.45)	(0.34)	(0.18)

Net Asset Value, end of period	$16.09		$15.54	$16.17	$14.82	$11.46	$10.19

Total return	3.54	%††	0.38%	12.38%	33.36%	15.82%	1.07%
Ratios to Average Net Assets:
Expenses	0.20	%†	0.20%	0.20%	0.20%	0.22%	0.21%
Net investment income	2.06	%†	2.25%	1.76%	1.97%	2.09%	1.77%
Supplemental Data:
Net assets, end of period (000)	$13,929		$13,149	$12,767	$15,887	$427,467	$389,031
Portfolio turnover	3	%††	4%	3%	9%	3%	1%

^	Calculated based upon average shares outstanding.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Broad Market Index T Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
			2015	2014
Net Asset Value, beginning of period	$16.69		$17.32	$15.85 **	$13.05
Income from investment operations:
Net investment income	0.17	^	0.40 ^	0.30 ^	0.23	^
Net realized and unrealized gain (loss)	0.43		(0.35)	1.67	3.02

Total from investment operations	0.60		0.05	1.97	3.25

Less distributions:
Net investment income	—		(0.39)	(0.29)	(0.24)
Realized gains	—		(0.29)	(0.21)	(0.21)

Total distributions	—		(0.68)	(0.50)	(0.45)

Net Asset Value, end of period	$17.29		$16.69	$17.32	$15.85	**

Total return	3.59	%††	0.39%	12.41%	25.01	%**††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.20	%†	0.20%	0.20%	0.21	%†
Expenses net of reimbursements/waivers, if any	0.15	%†	0.15%	0.15%	0.16	%†
Net Investment Income before reimbursements/waivers	2.05	%†	2.25%	1.77%	1.81	%†
Net Investment income net of reimbursements/waivers, if any	2.10	%†	2.30%	1.82%	1.86	%†
Supplemental Data:
Net assets, end of period (000)	$833,091		$824,984	$826,610	$728,118
Portfolio turnover	3	%††	4%	3%	9	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
**	Financial reporting includes trade date activity as of December 31, 2013. The inclusion of this activity caused the Fund’s NAV to round up to $15.85 (the adjusted price) from $15.84 (the stated price for December 31, 2013, prior to the inclusion of that day’s activity).
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Mid/Small Company Index Class I
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$16.99		$19.91	$19.75	$15.67	$14.02	$15.39
Income from investment operations:
Net investment income	0.41		0.27 ^	0.28 ^	0.19 ^	0.28	0.16
Net realized and unrealized gain (loss)	0.24		(0.94)	1.06	5.60	2.21	(0.78)

Total from investment operations	0.65		(0.67)	1.34	5.79	2.49	(0.62)

Less distributions:
Net investment income	—		(0.26)	(0.26)	(0.22)	(0.26)	(0.15)
Realized gains	—		(1.99)	(0.92)	(1.49)	(0.58)	(0.60)

Total distributions	—		(2.25)	(1.18)	(1.71)	(0.84)	(0.75)

Net Asset Value, end of period	$17.64	**	$16.99	$19.91	$19.75	$15.67	$14.02

Total return	3.83	%**††	(3.20)%	6.80%	37.19%	17.89%	(3.91)%
Ratios to Average Net Assets:
Expenses	0.41	%†	0.40%	0.40%	0.41%	0.43%	0.43%
Net investment income	1.56	%†	1.34%	1.37%	1.10%	1.87%	1.11%
Supplemental Data:
Net assets, end of period (000)	$24,187		$31,114	$31,273	$28,367	$297,378	$247,732
Portfolio turnover	11	%††	23%	15%	37%	14%	15%

	Mid/Small Company Index Class II
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$15.71		$18.60 *	$18.53	$14.78	$13.26	$14.60
Income from investment operations:
Net investment income	0.37		0.29 ^	0.31 ^	0.20 ^	0.30	0.19
Net realized and unrealized gain (loss)	0.26		(0.89)	0.99	5.30	2.09	(0.76)

Total from investment operations	0.63		(0.60)	1.30	5.50	2.39	(0.57)

Less distributions:
Net investment income	—		(0.30)	(0.31)	(0.26)	(0.29)	(0.17)
Realized gains	—		(1.99)	(0.92)	(1.49)	(0.58)	(0.60)

Total distributions	—		(2.29)	(1.23)	(1.75)	(0.87)	(0.77)

Net Asset Value, end of period	$16.34		$15.71	$18.60 *	$18.53	$14.78	$13.26

Total return	4.01	%††	(3.03)%	7.05%*	37.42%	18.17%	(3.70)%
Ratios to Average Net Assets:
Expenses	0.21	%†	0.20%	0.20%	0.21%	0.23%	0.23%
Net investment income	1.76	%†	1.56%	1.65%	1.23%	2.07%	1.30%
Supplemental Data:
Net assets, end of period (000)	$13,438		$16,417	$14,596	$5,541	$194,775	$160,710
Portfolio turnover	11	%††	23%	15%	37%	14%	15%

^	Calculated based upon average shares outstanding.
*	Financial reporting includes trade date activity as of December 31, 2014. The inclusion of this activity caused the Fund’s NAV to round up to $18.60 (the adjusted price) from $18.59 (the stated price for December 31, 2014, prior to the inclusion of that day’s activity).
**	Financial reporting includes trade date activity as of June 30, 2016. The inclusion of this activity caused the Fund’s NAV to round down to $17.64 (the adjusted price) from $17.65 (the stated price for June 30, 2016, prior to the inclusion of that day’s activity).
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Mid/Small Company Index T Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
			2015	2014
Net Asset Value, beginning of period	$16.99		$19.92	$19.76	$16.91
Income from investment operations:
Net investment income	0.15		0.32 ^	0.33 ^	0.26	^
Net realized and unrealized gain (loss)	0.53		(0.96)	1.06	4.34

Total from investment operations	0.68		(0.64)	1.39	4.60

Less distributions:
Net investment income	—		(0.30)	(0.31)	(0.26)
Realized gains	—		(1.99)	(0.92)	(1.49)

Total distributions	—		(2.29)	(1.23)	(1.75)

Net Asset Value, end of period	$17.67		$16.99	$19.92	$19.76

Total return	4.00	%††	(3.00)%	7.05%	27.41	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.21	%†	0.20%	0.20%	0.22	%†
Expenses net of reimbursements/waivers, if any	0.16	%†	0.15%	0.15%	0.17	%†
Net Investment Income before reimbursements/waivers	1.79	%†	1.54%	1.56%	1.59	%†
Net Investment income net of reimbursements/waivers, if any	1.84	%†	1.59%	1.61%	1.64	%†
Supplemental Data:
Net assets, end of period (000)	$666,913		$664,732	$698,244	$686,939
Portfolio turnover	11	%††	23%	15%	37	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Overseas Equity Index Class I
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$11.11		$11.49	$12.59	$10.61	$9.19	$10.82
Income from investment operations:
Net investment income	0.22	^	0.23	0.35	0.22 ^	0.29	0.33
Net realized and unrealized gain (loss)	(0.60)		(0.41)	(1.09)	2.04	1.41	(1.68)

Total from investment operations	(0.38)		(0.18)	(0.74)	2.26	1.70	(1.35)

Less distributions:
Net investment income	—		(0.20)	(0.36)	(0.28)	(0.28)	(0.28)
Realized gains	—		—	—	—	—	—

Total distributions	—		(0.20)	(0.36)	(0.28)	(0.28)	(0.28)

Net Asset Value, end of period	$10.73		$11.11	$11.49	$12.59	$10.61	$9.19

Total return	(3.42	)%††	(1.50)%	(5.88)%	21.35%	18.51%	(12.42)%
Ratios to Average Net Assets:
Expenses	0.49	%†	0.49%	0.51%	0.54%	0.55%	0.54%
Net investment income	4.12	%†	2.51%	3.08%	1.91%	2.92%	2.93%
Supplemental Data:
Net assets, end of period (000)	$10,005		$13,255	$11,318	$11,103	$55,335	$44,911
Portfolio turnover	2	%††	14%	8%	11%	6%	2%

	Overseas Equity Index Class II
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$10.33		$10.69	$11.75	$9.91	$8.60	$10.16
Income from investment operations:
Net investment income	0.21	^	0.39	0.55	0.15 ^	0.29	0.31
Net realized and unrealized gain (loss)	(0.55)		(0.52)	(1.22)	1.99	1.32	(1.57)

Total from investment operations	(0.34)		(0.13)	(0.67)	2.14	1.61	(1.26)

Less distributions:
Net investment income	—		(0.23)	(0.39)	(0.30)	(0.30)	(0.30)
Realized gains	—		—	—	—	—	—

Total distributions	—		(0.23)	(0.39)	(0.30)	(0.30)	(0.30)

Net Asset Value, end of period	$9.99	*	$10.33	$10.69	$11.75	$9.91	$8.60

Total return	(3.29	)%*††	(1.21)%	(5.75)%	21.68%	18.74%	(12.28)%
Ratios to Average Net Assets:
Expenses	0.29	%†	0.29%	0.31%	0.34%	0.35%	0.34%
Net investment income	4.23	%†	2.74%	3.34%	1.49%	3.10%	3.11%
Supplemental Data:
Net assets, end of period (000)	$2,643		$3,307	$3,264	$3,327	$173,354	$132,873
Portfolio turnover	2	%††	14%	8%	11%	6%	2%

^	Calculated based upon average shares outstanding.
*	Financial reporting includes trade date activity as of June 30, 2016. The inclusion of this activity caused the Fund’s NAV to round up to $9.99 (the adjusted price) from $9.98 (the stated price for June 30, 2016, prior to the inclusion of that day’s activity).
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Overseas Equity Index T Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
			2015	2014
Net Asset Value, beginning of period	$11.11		$11.49	$12.60	$10.91
Income from investment operations:
Net investment income	0.23	^	0.23	0.41	0.28	^
Net realized and unrealized gain (loss)	(0.59)		(0.38)	(1.13)	1.71

Total from investment operations	(0.36)		(0.15)	(0.72)	1.99

Less distributions:
Net investment income	—		(0.23)	(0.39)	(0.30)
Realized gains	—		—	—	—

Total distributions	—		(0.23)	(0.39)	(0.30)

Net Asset Value, end of period	$10.75		$11.11	$11.49	$12.60

Total return	(3.24	)%††	(1.23)%	(5.72)%	18.34	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.29	%†	0.29%	0.31%	0.35	%†
Expenses net of reimbursements/waivers, if any	0.24	%†	0.24%	0.26%	0.30	%†
Net Investment Income before reimbursements/waivers	4.21	%†	2.56%	3.30%	2.78	%†
Net Investment income net of reimbursements/waivers, if any	4.26	%†	2.61%	3.35%	2.83	%†
Supplemental Data:
Net assets, end of period (000)	$376,188		$417,601	$284,466	$282,482
Portfolio turnover	2	%††	14%	8%	11	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio Conservative Growth Investor M Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$22.96		$24.99	$26.81	$24.89	$23.46	$23.62
Income from investment operations:
Net investment income	0.17		0.51	0.48	0.22 ^	0.46	0.43
Net realized and unrealized gain (loss)	0.58		(0.95)	0.37	2.52	1.62	(0.16)

Total from investment operations	0.75		(0.44)	0.85	2.74	2.08	0.27

Less distributions:
Net investment income	—		(0.43)	(0.42)	(0.34)	(0.51)	(0.43)
Realized gains	—		(1.16)	(2.25)	(0.48)	(0.14)	—

Total distributions	—		(1.59)	(2.67)	(0.82)	(0.65)	(0.43)

Net Asset Value, end of period	$23.71		$22.96	$24.99	$26.81	$24.89	$23.46

Total return	3.27	%††	(1.76)%	3.15%	11.03%	8.88%	1.15%
Ratios to Average Net Assets:
Expenses	0.38	%†	0.38%	0.38%	0.24%	0.13%	0.12%
Net investment income	1.10	%†	1.55%	1.50%	0.86%	1.66%	1.67%
Supplemental Data:
Net assets, end of period (000)	$75,565		$87,122	$111,406	$102,862	$607,812	$556,164
Portfolio turnover	4	%††	10%	32%	11%	7%	14%

	Model Portfolio Conservative Growth TM Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
			2015	2014
Net Asset Value, beginning of period	$22.96		$25.00	$26.81	$25.52
Income from investment operations:
Net investment income	0.16		0.54	0.57	0.35 ^
Net realized and unrealized gain (loss)	0.61		(0.92)	0.35	1.82

Total from investment operations	0.77		(0.38)	0.92	2.17

Less distributions:
Net investment income	—		(0.50)	(0.48)	(0.40)
Realized gains	—		(1.16)	(2.25)	(0.48)

Total distributions	—		(1.66)	(2.73)	(0.88)

Net Asset Value, end of period	$23.73		$22.96	$25.00	$26.81

Total return	3.35	%††	(1.51)%	3.43%	8.50%††
Ratios to Average Net Assets:
Expenses	0.13	%†	0.13%	0.13%	0.13%†
Net investment income	1.38	%†	1.89%	1.70%	1.59%†
Supplemental Data:
Net assets, end of period (000)	$530,876		$523,575	$560,313	$558,569
Portfolio turnover	4	%††	10%	32%	11%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio Traditional Growth Investor M Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$22.94		$25.45	$26.38	$23.25	$21.52	$22.17
Income from investment operations:
Net investment income	0.11		0.45	0.55	0.16 ^	0.42	0.38
Net realized and unrealized gain (loss)	0.51		(0.97)	0.64	3.96	1.99	(0.50)

Total from investment operations	0.62		(0.52)	1.19	4.12	2.41	(0.12)

Less distributions:
Net investment income	—		(0.41)	(0.43)	(0.32)	(0.42)	(0.48)
Realized gains	—		(1.58)	(1.69)	(0.67)	(0.26)	(0.05)

Total distributions	—		(1.99)	(2.12)	(0.99)	(0.68)	(0.53)

Net Asset Value, end of period	$23.56		$22.94	$25.45	$26.38	$23.25	$21.52

Total return	2.70	%††	(2.06)%	4.51%	17.74%	11.20%	(0.56)%
Ratios to Average Net Assets:
Expenses	0.36	%†	0.36%	0.36%	0.18%	0.11%	0.11%
Net investment income	0.55	%†	1.57%	1.61%	0.64%	1.66%	1.52%
Supplemental Data:
Net assets, end of period (000)	$113,483		$140,152	$139,645	$124,346	$1,493,678	$1,366,108
Portfolio turnover	3	%††	9%	18%	9%	7%	13%

	Model Portfolio Traditional Growth TM Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
			2015	2014
Net Asset Value, beginning of period	$22.94		$25.46	$26.38	$24.12
Income from investment operations:
Net investment income	0.09		0.54	0.65	0.35 ^
Net realized and unrealized gain (loss)	0.56		(1.01)	0.62	2.96

Total from investment operations	0.65		(0.47)	1.27	3.31

Less distributions:
Net investment income	—		(0.47)	(0.50)	(0.38)
Realized gains	—		(1.58)	(1.69)	(0.67)

Total distributions	—		(2.05)	(2.19)	(1.05)

Net Asset Value, end of period	$23.59		$22.94	$25.46	$26.38

Total return	2.83	%††	(1.84)%	4.80%	13.71%††
Ratios to Average Net Assets:
Expenses	0.11	%†	0.11%	0.11%	0.12%†
Net investment income	0.82	%†	1.80%	1.79%	1.64%†
Supplemental Data:
Net assets, end of period (000)	$1,488,158		$1,491,616	$1,578,060	$1,565,740
Portfolio turnover	3	%††	9%	18%	9%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio Long-Term Growth Investor M Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$22.04		$25.28	$26.06	$22.20	$20.32	$21.41
Income from investment operations:
Net investment income	0.07		0.47	0.60	0.11 ^	0.38	0.35
Net realized and unrealized gain (loss)	0.45		(1.13)	0.80	4.90	2.24	(0.77)

Total from investment operations	0.52		(0.66)	1.40	5.01	2.62	(0.42)

Less distributions:
Net investment income	—		(0.39)	(0.43)	(0.32)	(0.38)	(0.40)
Realized gains	—		(2.19)	(1.75)	(0.83)	(0.36)	(0.27)

Total distributions	—		(2.58)	(2.18)	(1.15)	(0.74)	(0.67)

Net Asset Value, end of period	$22.56		$22.04	$25.28	$26.06	$22.20	$20.32

Total return	2.36	%††	(2.61)%	5.39%	22.55%	12.93%	(1.98)%
Ratios to Average Net Assets:
Expenses	0.36	%†	0.36%	0.36%	0.16%	0.11%	0.11%
Net investment income	0.16	%†	1.44%	1.63%	0.48%	1.65%	1.42%
Supplemental Data:
Net assets, end of period (000)	$87,041		$103,905	$121,562	$108,362	$1,896,812	$1,712,228
Portfolio turnover	3	%††	10%	15%	10%	7%	11%

	Model Portfolio Long-Term Growth TM Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
			2015	2014
Net Asset Value, beginning of period	$22.04		$25.29	$26.07	$23.25
Income from investment operations:
Net investment income	0.05		0.54	0.71	0.35 ^
Net realized and unrealized gain (loss)	0.50		(1.14)	0.76	3.67

Total from investment operations	0.55		(0.60)	1.47	4.02

Less distributions:
Net investment income	—		(0.46)	(0.50)	(0.37)
Realized gains	—		(2.19)	(1.75)	(0.83)

Total distributions	—		(2.65)	(2.25)	(1.20)

Net Asset Value, end of period	$22.59		$22.04	$25.29	$26.07

Total return	2.50	%††	(2.38)%	5.64%	17.28%††
Ratios to Average Net Assets:
Expenses	0.11	%†	0.11%	0.11%	0.11%†
Net investment income	0.43	%†	1.77%	1.81%	1.67%†
Supplemental Data:
Net assets, end of period (000)	$2,011,413		$2,020,132	$2,129,793	$2,103,778
Portfolio turnover	3	%††	10%	15%	10%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio Global Equity Growth Investor M Shares(1)
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$21.76		$25.98	$26.85	$21.34	$18.69	$19.81
Income from investment operations:
Net investment income (loss)	(0.04	)^	0.20	0.41	0.05 ^	0.32	0.28
Net realized and unrealized gain (loss)	0.16		(1.22)	1.20	6.43	2.67	(1.12)

Total from investment operations	0.12		(1.02)	1.61	6.48	2.99	(0.84)

Less distributions:
Net investment income	—		(0.33)	(0.40)	(0.33)	(0.22)	(0.28)
Realized gains	—		(2.87)	(2.08)	(0.64)	(0.12)	—

Total distributions	—		(3.20)	(2.48)	(0.97)	(0.34)	(0.28)

Net Asset Value, end of period	$21.88		$21.76	$25.98	$26.85	$21.34	$18.69

Total return	0.55	%††	(3.93)%	5.98%	30.36%	16.00%	(4.23)%
Ratios to Average Net Assets:
Expenses	0.37	%†	0.37%	0.37%	0.17%	0.12%	0.12%
Net investment income (loss)	(0.34	)%†	1.23%	1.32%	0.20%	1.37%	1.24%
Supplemental Data:
Net assets, end of period (000)	$42,131		$50,283	$53,715	$49,174	$709,330	$649,826
Portfolio turnover	3	%††	32%	13%	8%	9%	9%

	Model Portfolio Global Equity Growth TM Shares(1)
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
			2015	2014
Net Asset Value, beginning of period	$21.77		$25.99	$26.86	$22.67
Income from investment operations:
Net investment income (loss)	(0.01	)^	0.47	0.73	0.30 ^
Net realized and unrealized gain (loss)	0.15		(1.43)	0.94	4.91

Total from investment operations	0.14		(0.96)	1.67	5.21

Less distributions:
Net investment income	—		(0.39)	(0.46)	(0.38)
Realized gains	—		(2.87)	(2.08)	(0.64)

Total distributions	—		(3.26)	(2.54)	(1.02)

Net Asset Value, end of period	$21.91		$21.77	$25.99	$26.86

Total return	0.64	%††	(3.68)%	6.23%	22.98%††
Ratios to Average Net Assets:
Expenses	0.12	%†	0.12%	0.12%	0.12%†
Net investment income (loss)	(0.09	)%†	1.48%	1.53%	1.45%†
Supplemental Data:
Net assets, end of period (000)	$816,496		$838,830	$902,913	$876,894
Portfolio turnover	3	%††	32%	13%	8%††

(1)	Formerly Vantagepoint Model Portfolio All-Equity Growth Fund.
^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone Retirement Income Investor M Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$9.90		$10.62	$10.90	$10.58	$10.18	$10.33
Income from investment operations:
Net investment income	0.06		0.19	0.19	0.11 ^	0.20	0.20
Net realized and unrealized gain (loss)	0.28		(0.35)	0.19	0.54	0.53	0.05

Total from investment operations	0.34		(0.16)	0.38	0.65	0.73	0.25

Less distributions:
Net investment income	—		(0.17)	(0.17)	(0.13)	(0.20)	(0.20)
Realized gains	—		(0.39)	(0.49)	(0.20)	(0.13)	(0.20)

Total distributions	—		(0.56)	(0.66)	(0.33)	(0.33)	(0.40)

Net Asset Value, end of period	$10.24		$9.90	$10.62	$10.90	$10.58	$10.18

Total return	3.43	%††	(1.54)%	3.50%	6.14%	7.18%	2.37%
Ratios to Average Net Assets:
Expenses	0.39	%†	0.39%	0.39%	0.30%	0.14%	0.15%
Net investment income	0.96	%†	1.52%	1.48%	1.04%	1.66%	1.79%
Supplemental Data:
Net assets, end of period (000)	$69,015		$83,636	$87,999	$86,048	$238,158	$220,063
Portfolio turnover	4	%††	12%	37%	10%	8%	19%

	Milestone Retirement Income TM Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
			2015	2014
Net Asset Value, beginning of period	$9.90		$10.62	$10.91	$10.75
Income from investment operations:
Net investment income	0.06		0.22	0.22	0.14 ^
Net realized and unrealized gain (loss)	0.29		(0.35)	0.18	0.37

Total from investment operations	0.35		(0.13)	0.40	0.51

Less distributions:
Net investment income	—		(0.20)	(0.20)	(0.15)
Realized gains	—		(0.39)	(0.49)	(0.20)

Total distributions	—		(0.59)	(0.69)	(0.35)

Net Asset Value, end of period	$10.25		$9.90	$10.62	$10.91

Total return	3.54	%††	(1.28)%	3.66%	4.76%††
Ratios to Average Net Assets:
Expenses	0.14	%†	0.14%	0.14%	0.14%†
Net investment income	1.27	%†	1.77%	1.73%	1.56%†
Supplemental Data:
Net assets, end of period (000)	$227,341		$225,941	$244,595	$237,584
Portfolio turnover	4	%††	12%	37%	10%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2010 Investor M Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$9.88		$10.73	$11.33	$10.65	$10.10	$10.24
Income from investment operations:
Net investment income	0.07		0.20	0.21	0.10 ^	0.20	0.19
Net realized and unrealized gain (loss)	0.26		(0.37)	0.24	1.08	0.76	(0.04)

Total from investment operations	0.33		(0.17)	0.45	1.18	0.96	0.15

Less distributions:
Net investment income	—		(0.18)	(0.18)	(0.13)	(0.20)	(0.21)
Realized gains	—		(0.50)	(0.87)	(0.37)	(0.21)	(0.08)

Total distributions	—		(0.68)	(1.05)	(0.50)	(0.41)	(0.29)

Net Asset Value, end of period	$10.21		$9.88	$10.73	$11.33	$10.65	$10.10

Total return	3.34	%††	(1.57)%	3.94%	11.12%	9.53%	1.41%
Ratios to Average Net Assets:
Expenses	0.40	%†	0.39%	0.39%	0.29%	0.14%	0.15%
Net investment income	0.89	%†	1.58%	1.48%	0.88%	1.58%	1.75%
Supplemental Data:
Net assets, end of period (000)	$45,815		$67,554	$72,333	$71,804	$234,023	$222,275
Portfolio turnover	4	%††	13%	39%	15%	11%	22%

	Milestone 2010 TM Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
			2015	2014
Net Asset Value, beginning of period	$9.88		$10.73	$11.34	$10.92
Income from investment operations:
Net investment income	0.06		0.23	0.24	0.15 ^
Net realized and unrealized gain (loss)	0.29		(0.37)	0.23	0.79

Total from investment operations	0.35		(0.14)	0.47	0.94

Less distributions:
Net investment income	—		(0.21)	(0.21)	(0.15)
Realized gains	—		(0.50)	(0.87)	(0.37)

Total distributions	—		(0.71)	(1.08)	(0.52)

Net Asset Value, end of period	$10.23		$9.88	$10.73	$11.34

Total return	3.54	%††	(1.31)%	4.11%	8.68%††
Ratios to Average Net Assets:
Expenses	0.15	%†	0.14%	0.14%	0.14%†
Net investment income	1.24	%†	1.81%	1.73%	1.54%†
Supplemental Data:
Net assets, end of period (000)	$203,567		$196,389	$219,041	$218,248
Portfolio turnover	4	%††	13%	39%	15%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2015 Investor M Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$10.18		$11.14	$11.92	$10.87	$10.16	$10.35
Income from investment operations:
Net investment income	0.06		0.20	0.22	0.10 ^	0.20	0.18
Net realized and unrealized gain (loss)	0.26		(0.40)	0.29	1.39	0.84	(0.10)

Total from investment operations	0.32		(0.20)	0.51	1.49	1.04	0.08

Less distributions:
Net investment income	—		(0.18)	(0.19)	(0.14)	(0.20)	(0.21)
Realized gains	—		(0.58)	(1.10)	(0.30)	(0.13)	(0.06)

Total distributions	—		(0.76)	(1.29)	(0.44)	(0.33)	(0.27)

Net Asset Value, end of period	$10.50		$10.18	$11.14	$11.92	$10.87	$10.16

Total return	3.14	%††	(1.75)%	4.23%	13.75%	10.25%	0.70%
Ratios to Average Net Assets:
Expenses	0.39	%†	0.38%	0.38%	0.26%	0.13%	0.14%
Net investment income	0.72	%†	1.59%	1.54%	0.86%	1.68%	1.72%
Supplemental Data:
Net assets, end of period (000)	$74,707		$110,961	$113,514	$106,285	$434,638	$381,855
Portfolio turnover	4	%††	15%	35%	11%	8%	20%

	Milestone 2015 TM Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
			2015	2014
Net Asset Value, beginning of period	$10.18		$11.14	$11.92	$11.21
Income from investment operations:
Net investment income	0.05		0.23	0.26	0.16 ^
Net realized and unrealized gain (loss)	0.28		(0.40)	0.28	1.02

Total from investment operations	0.33		(0.17)	0.54	1.18

Less distributions:
Net investment income	—		(0.21)	(0.22)	(0.17)
Realized gains	—		(0.58)	(1.10)	(0.30)

Total distributions	—		(0.79)	(1.32)	(0.47)

Net Asset Value, end of period	$10.51		$10.18	$11.14	$11.92

Total return	3.24	%††	(1.50)%	4.48%	10.51%††
Ratios to Average Net Assets:
Expenses	0.14	%†	0.13%	0.13%	0.13%†
Net investment income	1.05	%†	1.80%	1.78%	1.65%†
Supplemental Data:
Net assets, end of period (000)	$433,434		$428,136	$466,543	$449,872
Portfolio turnover	4	%††	15%	35%	11%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2020 Investor M Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$10.64		$11.73	$12.33	$10.94	$10.10	$10.34
Income from investment operations:
Net investment income	0.05		0.21	0.24	0.11 ^	0.21	0.18
Net realized and unrealized gain (loss)	0.27		(0.43)	0.32	1.73	0.92	(0.20)

Total from investment operations	0.32		(0.22)	0.56	1.84	1.13	(0.02)

Less distributions:
Net investment income	—		(0.19)	(0.20)	(0.16)	(0.20)	(0.18)
Realized gains	—		(0.68)	(0.96)	(0.29)	(0.09)	(0.04)

Total distributions	—		(0.87)	(1.16)	(0.45)	(0.29)	(0.22)

Net Asset Value, end of period	$10.96		$10.64	$11.73	$12.33	$10.94	$10.10

Total return	3.01	%††	(1.89)%	4.49%	16.83%	11.25%	(0.26)%
Ratios to Average Net Assets:
Expenses	0.38	%†	0.38%	0.38%	0.25%	0.13%	0.13%
Net investment income	0.61	%†	1.67%	1.67%	0.92%	1.81%	1.73%
Supplemental Data:
Net assets, end of period (000)	$93,893		$129,055	$119,097	$101,059	$470,664	$386,327
Portfolio turnover	6	%††	11%	21%	9%	7%	16%

	Milestone 2020 TM Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
			2015	2014
Net Asset Value, beginning of period	$10.65		$11.73	$12.33	$11.33
Income from investment operations:
Net investment income	0.05		0.25	0.28	0.18 ^
Net realized and unrealized gain (loss)	0.28		(0.43)	0.30	1.29

Total from investment operations	0.33		(0.18)	0.58	1.47

Less distributions:
Net investment income	—		(0.22)	(0.23)	(0.18)
Realized gains	—		(0.68)	(0.95)	(0.29)

Total distributions	—		(0.90)	(1.18)	(0.47)

Net Asset Value, end of period	$10.98		$10.65	$11.73	$12.33

Total return	3.10	%††	(1.56)%	4.73%	13.02%††
Ratios to Average Net Assets:
Expenses	0.13	%†	0.13%	0.13%	0.13%†
Net investment income	0.92	%†	1.89%	1.91%	1.83%†
Supplemental Data:
Net assets, end of period (000)	$669,945		$646,381	$632,326	$548,048
Portfolio turnover	6	%††	11%	21%	9%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2025 Investor M Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$10.81		$11.97	$12.61	$10.90	$9.97	$10.27
Income from investment operations:
Net investment income	0.04		0.22	0.26	0.11 ^	0.20	0.17
Net realized and unrealized gain (loss)	0.27		(0.47)	0.34	2.03	1.02	(0.26)

Total from investment operations	0.31		(0.25)	0.60	2.14	1.22	(0.09)

Less distributions:
Net investment income	—		(0.20)	(0.21)	(0.16)	(0.20)	(0.17)
Realized gains	—		(0.71)	(1.03)	(0.27)	(0.09)	(0.04)

Total distributions	—		(0.91)	(1.24)	(0.43)	(0.29)	(0.21)

Net Asset Value, end of period	$11.12		$10.81	$11.97	$12.61	$10.90	$9.97

Total return	2.87	%††	(2.09)%	4.76%	19.67%	12.24%	(0.85)%
Ratios to Average Net Assets:
Expenses	0.38	%†	0.38%	0.38%	0.26%	0.14%	0.14%
Net investment income	0.48	%†	1.71%	1.75%	0.97%	1.85%	1.71%
Supplemental Data:
Net assets, end of period (000)	$83,584		$115,236	$105,615	$86,764	$383,446	$301,275
Portfolio turnover	7	%††	10%	18%	8%	5%	15%

	Milestone 2025 TM Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
			2015	2014
Net Asset Value, beginning of period	$10.82		$11.98	$12.62	$11.35
Income from investment operations:
Net investment income	0.04		0.26	0.30	0.19 ^
Net realized and unrealized gain (loss)	0.28		(0.48)	0.33	1.54

Total from investment operations	0.32		(0.22)	0.63	1.73

Less distributions:
Net investment income	—		(0.23)	(0.24)	(0.19)
Realized gains	—		(0.71)	(1.03)	(0.27)

Total distributions	—		(0.94)	(1.27)	(0.46)

Net Asset Value, end of period	$11.14		$10.82	$11.98	$12.62

Total return	2.96	%††	(1.85)%	4.99%	15.23%††
Ratios to Average Net Assets:
Expenses	0.13	%†	0.13%	0.13%	0.13%†
Net investment income	0.78	%†	1.95%	1.98%	1.91%†
Supplemental Data:
Net assets, end of period (000)	$602,269		$570,483	$537,449	$454,269
Portfolio turnover	7	%††	10%	18%	8%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2030 Investor M Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$11.01		$12.28	$13.02	$11.03	$10.00	$10.34
Income from investment operations:
Net investment income	0.02		0.23	0.28	0.11 ^	0.20	0.17
Net realized and unrealized gain (loss)	0.27		(0.52)	0.38	2.35	1.13	(0.32)

Total from investment operations	0.29		(0.29)	0.66	2.46	1.33	(0.15)

Less distributions:
Net investment income	—		(0.20)	(0.22)	(0.16)	(0.20)	(0.17)
Realized gains	—		(0.78)	(1.18)	(0.31)	(0.10)	(0.02)

Total distributions	—		(0.98)	(1.40)	(0.47)	(0.30)	(0.19)

Net Asset Value, end of period	$11.30		$11.01	$12.28	$13.02	$11.03	$10.00

Total return	2.63	%††	(2.34)%	5.04%	22.33%	13.28%	(1.46)%
Ratios to Average Net Assets:
Expenses	0.38	%†	0.38%	0.38%	0.27%	0.14%	0.15%
Net investment income	0.32	%†	1.72%	1.78%	0.95%	1.81%	1.65%
Supplemental Data:
Net assets, end of period (000)	$85,621		$106,612	$96,057	$78,295	$305,077	$236,452
Portfolio turnover	7	%††	11%	19%	8%	5%	14%

	Milestone 2030 TM Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
			2015	2014
Net Asset Value, beginning of period	$11.02		$12.29	$13.03	$11.54
Income from investment operations:
Net investment income	0.03		0.26	0.31	0.20 ^
Net realized and unrealized gain (loss)	0.28		(0.52)	0.38	1.79

Total from investment operations	0.31		(0.26)	0.69	1.99

Less distributions:
Net investment income	—		(0.23)	(0.25)	(0.19)
Realized gains	—		(0.78)	(1.18)	(0.31)

Total distributions	—		(1.01)	(1.43)	(0.50)

Net Asset Value, end of period	$11.33		$11.02	$12.29	$13.03

Total return	2.81	%††	(2.10)%	5.27%	17.22%††
Ratios to Average Net Assets:
Expenses	0.13	%†	0.13%	0.13%	0.14%†
Net investment income	0.60	%†	1.95%	2.03%	1.88%†
Supplemental Data:
Net assets, end of period (000)	$491,211		$471,284	$439,894	$361,005
Portfolio turnover	7	%††	11%	19%	8%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2035 Investor M Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$11.04		$12.46	$13.22	$10.99	$9.86	$10.28
Income from investment operations:
Net investment income	0.01		0.23	0.29	0.11 ^	0.20	0.16
Net realized and unrealized gain (loss)	0.26		(0.56)	0.40	2.64	1.23	(0.39)

Total from investment operations	0.27		(0.33)	0.69	2.75	1.43	(0.23)

Less distributions:
Net investment income	—		(0.20)	(0.22)	(0.16)	(0.20)	(0.16)
Realized gains	—		(0.89)	(1.23)	(0.36)	(0.10)	(0.03)

Total distributions	—		(1.09)	(1.45)	(0.52)	(0.30)	(0.19)

Net Asset Value, end of period	$11.31		$11.04	$12.46	$13.22	$10.99	$9.86

Total return	2.45	%††	(2.65)%	5.24%	25.02%	14.47%	(2.24)%
Ratios to Average Net Assets:
Expenses	0.39	%†	0.38%	0.39%	0.29%	0.15%	0.17%
Net investment income	0.11	%†	1.66%	1.76%	0.90%	1.78%	1.62%
Supplemental Data:
Net assets, end of period (000)	$58,511		$78,032	$71,010	$58,607	$202,649	$150,472
Portfolio turnover	8	%††	11%	20%	8%	5%	13%

	Milestone 2035 TM Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
			2015	2014
Net Asset Value, beginning of period	$11.05		$12.46	$13.22	$11.55
Income from investment operations:
Net investment income	0.02		0.26	0.32	0.20 ^
Net realized and unrealized gain (loss)	0.27		(0.55)	0.41	2.01

Total from investment operations	0.29		(0.29)	0.73	2.21

Less distributions:
Net investment income	—		(0.23)	(0.26)	(0.18)
Realized gains	—		(0.89)	(1.23)	(0.36)

Total distributions	—		(1.12)	(1.49)	(0.54)

Net Asset Value, end of period	$11.34		$11.05	$12.46	$13.22

Total return	2.62	%††	(2.33)%	5.48%	19.17%††
Ratios to Average Net Assets:
Expenses	0.14	%†	0.13%	0.14%	0.14%†
Net investment income	0.38	%†	1.90%	2.03%	1.85%†
Supplemental Data:
Net assets, end of period (000)	$349,079		$322,119	$300,615	$244,635
Portfolio turnover	8	%††	11%	20%	8%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2040 Investor M Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$11.04		$12.62	$13.50	$11.16	$9.86	$10.30
Income from investment operations:
Net investment income (loss)	(0.01)		0.23	0.30	0.10 ^	0.20	0.17
Net realized and unrealized gain (loss)	0.26		(0.59)	0.42	2.93	1.31	(0.44)

Total from investment operations	0.25		(0.36)	0.72	3.03	1.51	(0.27)

Less distributions:
Net investment income	—		(0.19)	(0.23)	(0.16)	(0.19)	(0.17)
Realized gains	—		(1.03)	(1.37)	(0.53)	(0.02)	—

Total distributions	—		(1.22)	(1.60)	(0.69)	(0.21)	(0.17)

Net Asset Value, end of period	$11.29		$11.04	$12.62	$13.50	$11.16	$9.86

Total return	2.26	%††	(2.87)%	5.34%	27.12%	15.33%	(2.61)%
Ratios to Average Net Assets:
Expenses	0.39	%†	0.39%	0.39%	0.28%	0.16%	0.17%
Net investment income (loss)	(0.11	)%†	1.61%	1.76%	0.82%	1.77%	1.67%
Supplemental Data:
Net assets, end of period (000)	$56,267		$71,185	$66,928	$53,970	$197,376	$146,032
Portfolio turnover	8	%††	12%	22%	8%	4%	14%

	Milestone 2040 TM Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
			2015	2014
Net Asset Value, beginning of period	$11.04		$12.63	$13.50	$11.77
Income from investment operations:
Net investment income	0.01		0.26	0.33	0.20 ^
Net realized and unrealized gain (loss)	0.26		(0.60)	0.44	2.24

Total from investment operations	0.27		(0.34)	0.77	2.44

Less distributions:
Net investment income	—		(0.22)	(0.26)	(0.18)
Realized gains	—		(1.03)	(1.38)	(0.53)

Total distributions	—		(1.25)	(1.64)	(0.71)

Net Asset Value, end of period	$11.31		$11.04	$12.63	$13.50

Total return	2.45	%††	(2.71)%	5.65%	20.74%††
Ratios to Average Net Assets:
Expenses	0.14	%†	0.14%	0.14%	0.14%†
Net investment income	0.15	%†	1.84%	2.00%	1.80%†
Supplemental Data:
Net assets, end of period (000)	$330,194		$308,755	$290,826	$240,813
Portfolio turnover	8	%††	12%	22%	8%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2045 Investor M Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
Net Asset Value, beginning of period	$12.47		$14.06	$14.52	$11.99	$10.71	$11.33
Income from investment operations:
Net investment income (loss)	(0.02)		0.26	0.32	0.13 ^	0.22	0.17
Net realized and unrealized gain (loss)	0.28		(0.70)	0.47	3.19	1.43	(0.49)

Total from investment operations	0.26		(0.44)	0.79	3.32	1.65	(0.32)

Less distributions:
Net investment income	—		(0.21)	(0.24)	(0.16)	(0.22)	(0.17)
Realized gains	—		(0.94)	(1.01)	(0.63)	(0.15)	(0.13)

Total distributions	—		(1.15)	(1.25)	(0.79)	(0.37)	(0.30)

Net Asset Value, end of period	$12.73		$12.47	$14.06	$14.52	$11.99	$10.71

Total return	2.09	%††	(3.16)%	5.42%	27.69%	15.49%	(2.81)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.42	%†	0.41%	0.43%	0.39%	0.25%	0.36%
Expenses net of reimbursements/waivers, if any	0.42	%†	0.41%	0.43%	0.39%	0.25%	0.35%
Net Investment income (loss) before reimbursements/waivers	(0.29	)%†	1.63%	1.82%	0.95%	1.91%	1.68%
Net Investment income (loss) net of reimbursements/waivers, if any	(0.29	)%†	1.63%	1.82%	0.95%	1.91%	1.69%
Supplemental Data:
Net assets, end of period (000)	$33,740		$40,179	$33,389	$24,388	$53,824	$33,434
Portfolio turnover	8	%††	11%	24%	9%	18%	14%

	Milestone 2045 TM Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
			2015	2014
Net Asset Value, beginning of period	$12.49		$14.07	$14.53	$12.66
Income from investment operations:
Net investment income (loss)	(0.00	)#	0.29	0.35	0.22 ^
Net realized and unrealized gain (loss)	0.27		(0.69)	0.47	2.46

Total from investment operations	0.27		(0.40)	0.82	2.68

Less distributions:
Net investment income	—		(0.24)	(0.27)	(0.18)
Realized gains	—		(0.94)	(1.01)	(0.63)

Total distributions	—		(1.18)	(1.28)	(0.81)

Net Asset Value, end of period	$12.76		$12.49	$14.07	$14.53

Total return	2.16	%††	(2.86)%	5.65%	21.21%††
Ratios to Average Net Assets:
Expenses	0.17	%†	0.16%	0.18%	0.21%†
Net investment income (loss)	(0.03	)%†	1.88%	2.11%	1.87%†
Supplemental Data:
Net assets, end of period (000)	$145,271		$127,387	$105,502	$73,807
Portfolio turnover	8	%††	11%	24%	9%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
#	Rounds to less than $0.01
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2050 Investor M Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,			For the Period from September 10, 2012* to December 31, 2012
			2015	2014	2013
Net Asset Value, beginning of period	$11.30		$12.53	$12.74	$10.25	$10.00
Income from investment operations:
Net investment income (loss)	(0.02)		0.22	0.27	0.13 ^	0.02
Net realized and unrealized gain (loss)	0.26		(0.62)	0.40	2.66	0.25

Total from investment operations	0.24		(0.40)	0.67	2.79	0.27

Less distributions:
Net investment income	—		(0.18)	(0.20)	(0.12)	(0.02)
Realized gains	—		(0.65)	(0.68)	(0.18)	—

Total distributions	—		(0.83)	(0.88)	(0.30)	(0.02)

Net Asset Value, end of period	$11.54		$11.30	$12.53	$12.74	$10.25

Total return	2.12	%††	(3.22)%	5.26%	27.24%	2.66	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.48	%†	0.49%	0.60%	1.05%	9.98	%†
Expenses net of reimbursements/waivers, if any	0.46	%†	0.49%	0.54%	0.56%	0.36	%†
Net Investment income (loss) before reimbursements/waivers	(0.36	)%†	1.73%	1.79%	0.65%	(6.43	)%†
Net Investment income (loss) net of reimbursements/waivers, if any	(0.34	)%†	1.73%	1.86%	1.14%	3.19	%†
Supplemental Data:
Net assets, end of period (000)	$16,151		$17,002	$11,111	$6,848	$6,769
Portfolio turnover	7	%††	16%	29%	24%	1	%††

	Milestone 2050 TM Shares
	For the Period from January 1, 2016 to June 30, 2016 (Unaudited)		For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
			2015	2014
Net Asset Value, beginning of period	$11.32		$12.54	$12.74	$10.83
Income from investment operations:
Net investment income (loss)	(0.00	)#	0.25	0.30	0.24 ^
Net realized and unrealized gain (loss)	0.25		(0.62)	0.41	1.99

Total from investment operations	0.25		(0.37)	0.71	2.23

Less distributions:
Net investment income	—		(0.20)	(0.23)	(0.14)
Realized gains	—		(0.65)	(0.68)	(0.18)

Total distributions	—		(0.85)	(0.91)	(0.32)

Net Asset Value, end of period	$11.57		$11.32	$12.54	$12.74

Total return	2.21	%††	(2.94)%	5.55%	20.61%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.23	%†	0.24%	0.35%	0.78%†
Expenses net of reimbursements/waivers, if any	0.21	%†	0.24%	0.29%	0.37%†
Net Investment income (loss) before reimbursements/waivers	(0.10	)%†	1.97%	2.31%	1.95%†
Net Investment income (loss) net of reimbursements/waivers, if any	(0.08	)%†	1.97%	2.37%	2.36%†
Supplemental Data:
Net assets, end of period (000)	$63,873		$49,266	$32,792	$15,442
Portfolio turnover	7	%††	16%	29%	24%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
#	Rounds to less than $0.01
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2055 Investor M Shares
	For the Period from January 4, 2016* to June 30, 2016 (Unaudited)
Net Asset Value, beginning of period	$10.00
Income from investment operations:
Net investment loss	(0.02)
Net realized and unrealized gain	0.25

Total from investment operations	0.23

Less distributions:
Net investment income	—
Realized gains	—

Total distributions	—

Net Asset Value, end of period	$10.23

Total return	2.30	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	23.91	%†
Expenses net of reimbursements/waivers, if any	0.46	%†
Net Investment Loss before reimbursements/waivers	(23.80	)%†
Net Investment loss net of reimbursements/waivers, if any	(0.33	)%†
Supplemental Data:
Net assets, end of period (000)	$256
Portfolio turnover	20	%††

	Milestone 2055 TM Shares
	For the Period from January 4, 2016* to June 30, 2016 (Unaudited)
Net Asset Value, beginning of period	$10.00
Income from investment operations:
Net investment loss	(0.00	)#
Net realized and unrealized gain	0.24

Total from investment operations	0.24

Less distributions:
Net investment income	—
Realized gains	—

Total distributions	—

Net Asset Value, end of period	$10.24

Total return	2.40	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	23.67	%†
Expenses net of reimbursements/waivers, if any	0.21	%†
Net Investment Loss before reimbursements/waivers	(23.55	)%†
Net Investment loss net of reimbursements/waivers, if any	(0.09	)%†
Supplemental Data:
Net assets, end of period (000)	$256
Portfolio turnover	20	%††

#	Rounds to less than $0.01
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

The Vantagepoint Funds (the “Company”) was organized as a Delaware statutory trust on July 28, 1998 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company consisted of the following series (each a “Vantagepoint” Fund or “fund”) as of June 30, 2016:

The “Actively Managed Funds”:	The “Index Funds”:
Low Duration Bond Fund	Core Bond Index Fund
Inflation Focused Fund	500 Stock Index Fund
High Yield Fund	Broad Market Index Fund
Equity Income Fund	Mid/Small Company Index Fund
Growth & Income Fund	Overseas Equity Index Fund
Growth Fund
Select Value Fund
Aggressive Opportunities Fund
Discovery Fund
International Fund
Diversifying Strategies Fund

The “Milestone Funds”:	The “Model Portfolio Funds”:
Milestone Retirement Income Fund	Model Portfolio Conservative Growth Fund
Milestone 2010 Fund	Model Portfolio Traditional Growth Fund
Milestone 2015 Fund	Model Portfolio Long-Term Growth Fund
Milestone 2020 Fund	Model Portfolio Global Equity Growth Fund
Milestone 2025 Fund
Milestone 2030 Fund
Milestone 2035 Fund
Milestone 2040 Fund
Milestone 2045 Fund
Milestone 2050 Fund
Milestone 2055 Fund

The Actively Managed Funds (other than the Diversifying Strategies Fund and High Yield Fund) each offer two classes of shares: Investor Shares and T Shares. The Diversifying Strategies Fund and High Yield Fund each offer only one class of shares: T Shares. The Index Funds each offer three classes of shares: Class I Shares, Class II Shares, and T Shares. Lastly, the Model Portfolio Funds and Milestone Funds each offer two classes of shares: Investor M Shares and TM Shares. The Vantagepoint Milestone 2055 Fund (the “Milestone 2055 Fund”) commenced operations on January 4, 2016.

Board Actions

At a meeting held on May 2, 2016, Vantagepoint Investment Advisers, LLC (“VIA”) recommended, and the Board of Directors of the Fund (the “Board”) approved, the liquidation and termination of the Investor, Investor M, Class I and Class II Shares (the “Share Classes”) of each series of the Fund that offer such share classes (the “Relevant Series”), followed by the liquidation of each series of the Fund (the “Series”). The liquidation and termination of each Share Class of the Relevant Series is expected to occur on or about September 16, 2016. The liquidations and terminations of the Series are expected to begin on or about October 3, 2016.

The Model Portfolio Funds Structure

The Model Portfolio Funds invest in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds (“ETFs,” and, together with other Vantagepoint Funds, “underlying funds”). Subject to the supervision of the Company’s Board VIA (also may be identified as the “Adviser”) may make changes to the underlying fund allocations for the Model Portfolios based on its periodic analysis to identify the allocation of assets among the different underlying fund allocations for the Model Portfolio Funds that it believes is appropriate for each

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Model Portfolio Fund. Each Model Portfolio Fund has a different degree of potential risk and reward and is diversified among various underlying funds in differing allocations. The underlying funds of each Model Portfolio Fund and the target investment allocation to each underlying fund as of June 30, 2016 were as follows:

	Conservative Growth	Traditional Growth	Long-Term Growth	Global Equity Growth
Fixed Income—%
Low Duration Bond	27.55%	9.70%	0.00%	0.00%
Core Bond Index	16.30%	16.05%	12.00%	0.00%
Inflation Focused	7.50%	3.40%	0.00%	0.00%
High Yield	9.65%	4.85%	3.00%	0.00%

Total Fixed Income—%	61.00%	34.00%	15.00%	0.00%

Equity—%
Equity Income	6.30%	9.75%	13.45%	9.50%
Growth & Income	7.25%	13.25%	15.55%	12.00%
Growth	5.80%	10.65%	12.20%	13.50%
Select Value	2.55%	4.50%	6.85%	7.75%
Aggressive Opportunities	1.40%	3.05%	5.00%	7.75%
Discovery	1.40%	2.10%	2.70%	3.50%
International	6.35%	11.05%	16.15%	29.00%
Overseas Equity Index	0.00%	0.00%	0.00%	15.00%
Third Party Emerging Markets ETF	0.95%	1.65%	2.10%	2.00%

Total Equity—%	32.00%	56.00%	74.00%	100.00%

Multi-Strategy—%
Diversifying Strategies	7.00%	10.00%	11.00%	0.00%

Total Multi-Strategy—%	7.00%	10.00%	11.00%	0.00%

Total—%	100.00%	100.00%	100.00%	100.00%

The Model Portfolio Funds invest in the T Shares of the underlying Vantagepoint Funds.

The Milestone Funds Structure

The Milestone Funds invest in the underlying funds as defined above. Subject to the supervision of the Board, VIA may make changes to the underlying fund allocations for the Milestone Funds based on its periodic analysis to identify the allocation of assets among the different underlying funds that it believes is appropriate for each Milestone Fund. Each Milestone Fund invests in a combination of underlying funds that is believed to be appropriate for investors who expect to begin making gradual withdrawals from the Milestone Fund, typically at or after retirement, in or around the year stated in the Milestone Fund’s name, except for the Milestone Retirement Income Fund which may be appropriate for, among others, those who have already begun to make such withdrawals. VIA adjusts the asset allocation of each “dated” Milestone Fund to become more conservative over time until the Milestone Fund achieves a constant asset allocation approximately ten years after the year designated in its name. The Milestone 2050 Fund and the Milestone 2055 Fund have not yet been adjusted because of their long remaining time horizon. Each Milestone Fund has a different degree of potential risk and reward and is diversified among various underlying funds

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

in differing allocations. The underlying funds of each Milestone Fund and the target investment allocation to each underlying fund as of June 30, 2016, were as follows:

	Milestone Funds
	Retirement Income	2010	2015	2020	2025
Fixed Income—%
Low Duration Bond	26.30%	19.87%	17.14%	13.02%	8.24%
Core Bond Index	20.60%	21.73%	19.72%	18.62%	17.15%
Inflation Focused	10.50%	10.39%	7.55%	4.79%	2.53%
High Yield	5.60%	6.08%	4.89%	4.38%	4.17%

Total Fixed Income—%	63.00%	58.07%	49.30%	40.81%	32.09%

Equity—%
Equity Income	6.35%	7.27%	8.42%	10.10%	12.43%
Growth & Income	8.35%	8.11%	9.30%	10.60%	11.95%
Growth	3.75%	5.50%	7.06%	8.22%	9.38%
Select Value	0.35%	0.20%	0.48%	0.56%	0.65%
Mid/Small Company Index	2.90%	3.40%	3.24%	3.83%	4.80%
Aggressive Opportunities	0.35%	0.20%	0.48%	0.56%	0.65%
Discovery	0.35%	0.20%	0.48%	0.56%	0.65%
International	6.80%	7.42%	9.02%	10.76%	12.20%
Third Party Emerging Markets ETF	1.30%	1.30%	1.72%	2.00%	2.40%

Total Equity—%	30.50%	33.60%	40.20%	47.19%	55.11%

Multi-Strategy—%
Diversifying Strategies	6.50%	8.33%	10.50%	12.00%	12.80%

Total Multi-Strategy—%	6.50%	8.33%	10.50%	12.00%	12.80%

Total—%	100.00%	100.00%	100.00%	100.00%	100.00%

	Milestone Funds
	2030	2035	2040	2045	2050
Fixed Income—%
Low Duration Bond	5.00%	1.15%	0.00%	0.00%	0.00%
Core Bond Index	13.81%	10.77%	5.32%	0.36%	0.00%
Inflation Focused	0.77%	0.29%	0.00%	0.00%	0.00%
High Yield	3.70%	2.49%	1.44%	1.00%	1.00%

Total Fixed Income—%	23.28%	14.70%	6.76%	1.36%	1.00%

Equity—%
Equity Income	14.59%	17.01%	19.83%	22.29%	23.00%
Growth & Income	12.36%	13.22%	14.37%	13.66%	13.45%
Growth	11.11%	12.52%	13.47%	15.14%	14.90%
Select Value	0.74%	0.86%	0.94%	1.00%	1.00%
Mid/Small Company Index	5.73%	6.96%	7.83%	8.43%	8.45%
Aggressive Opportunities	0.74%	0.86%	0.94%	1.00%	1.00%
Discovery	0.74%	0.86%	0.94%	1.00%	1.00%
International	14.87%	16.84%	18.47%	19.16%	19.20%
Third Party Emerging Markets ETF	2.84%	3.17%	3.45%	3.71%	3.75%

Total Equity—%	63.72%	72.30%	80.24%	85.39%	85.75%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

	Milestone Funds
	2030	2035	2040	2045	2050

Multi-Strategy—%
Diversifying Strategies	13.00%	13.00%	13.00%	13.25%	13.25%

Total Multi-Strategy—%	13.00%	13.00%	13.00%	13.25%	13.25%

Total—%	100.00%	100.00%	100.00%	100.00%	100.00%

	Milestone Funds
	2055
Fixed Income—%
Low Duration Bond	0.00%
Core Bond Index	0.00%
Inflation Focused	0.00%
High Yield	1.00%

Total Fixed Income—%	1.00%

Equity—%
Equity Income	23.00%
Growth & Income	13.45%
Growth	14.90%
Select Value	1.00%
Mid/Small Company Index	8.45%
Aggressive Opportunities	1.00%
Discovery	1.00%
International	19.20%
Third Party Emerging Markets ETF	3.75%

Total Equity—%	85.75%

Multi-Strategy—%
Diversifying Strategies	13.25%

Total Multi-Strategy—%	13.25%

Total—%	100.00%

The Milestone Funds invest in the T Shares of the underlying Vantagepoint Funds.

Since the Model Portfolio Funds and Milestone Funds invested entirely in underlying funds during the period, investment earnings for this period are composed of:

1.	ordinary and capital gain dividends from the underlying funds,

2.	unrealized appreciation/depreciation on investments in the underlying funds, and

3.	realized gain/loss from sales of the shares of the underlying funds triggered by net outflows associated with normal capital stock activity and rebalancing of the Model Portfolio Funds and Milestone Funds.

2.	Significant Accounting Policies

The Company’s significant accounting policies are consistently applied in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Management makes estimates and assumptions in the preparation of financial statements that affect the reported amounts of assets and liabilities, including the disclosure of contingent assets and liabilities at the date of the financial statements as well as changes in net assets resulting from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Fair Value Measurements

The Board has established procedures for valuing portfolio securities and other assets (the “Valuation Procedures”). Pursuant to the Valuation Procedures, if market quotations are not readily available (or otherwise reliable) for a particular security or other asset, a fund must use the fair value of the asset, as determined in good faith by the Board. The Valuation Procedures include guidelines for making fair value determinations (the “Guidelines”). The Board has appointed a pricing committee (the “Pricing Committee”) for the purpose of implementing the Guidelines. The Pricing Committee includes representatives from VIA and officers of the Company. When applicable under the Valuation Procedures, the Pricing Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available (or otherwise reliable), based on the Guidelines, and reports such determinations to the Board.

The types of securities or other assets for which such fair value pricing may be necessary include, but are not limited to: certain foreign securities, securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed income securities for which there is no current market value quotation; and securities that are restricted as to transfer or resale; and certain derivatives. The need to fair value a fund’s portfolio securities or other assets may also result from low trading volume in foreign markets or thinly traded domestic securities, such as certain small cap securities. Securities or other assets may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time a fund calculates its NAV because an event that will affect their value has occurred since the closing prices were established on the relevant domestic or foreign exchange or market but before the fund’s NAV calculation.

In making a fair value determination for a given security or asset, the Pricing Committee considers one or more of the following factors regarding the security or other asset, as appropriate: fundamental analytical data relating to the investment in the security; nature and duration of any restriction on the disposition of the security; evaluation of the forces that influence the market in which the security is purchased and sold; type of security or asset; financial statements of issuer; cost at date of purchase; size of holding; discount from market value of unrestricted securities of the same class at the time of purchase; special reports prepared by analysts; information as to any transactions or offers with respect to the security or asset; existence of merger proposals or tender offers affecting the security or asset; price and extent of public trading in similar securities or other instruments of the issuer or comparable companies and other relevant matters; most recent closing market prices; existence of shelf registration for restricted securities; existence of any undertaking to register the security; other acceptable methods of valuing securities or other assets based on: (a) earnings multiples; (b) a discount from market of a similar freely traded security or other instrument; (c) yield to maturity with respect to debt issues; or (d) a combination of these methods; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities or other instruments traded on other markets, exchanges, or among dealers; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events and factors; with respect to securities or other instruments traded on foreign markets: (a) the value of foreign securities traded on other foreign markets; (b) ADR trading; (c) closed-end fund trading; (d) foreign currency exchange activity; and (e) the trading prices of financial products that are tied to baskets of foreign securities or other assets; with respect to an emergency or other unusual situation, an evaluation of (a) the nature and duration of the event; (b) the forces influencing the operation of the financial markets; (c) the factors relating to the event that precipitated the problem; (d) whether the event is likely to recur; and (e) whether the effects of the event are isolated or whether they affect entire markets, countries, or regions; quotations obtained from one or more broker-dealers of the prices at which they would be willing to buy the security or other asset; and Black-Scholes model for valuing rights, warrants and financial contracts (and similarly structured instruments).

The Pricing Committee reviews its previous fair value determinations on a monthly basis or more frequently as necessary. Fair value processes and controls are subject to review by the Chief Compliance Officer of the Company, and fair value processes and fair value determinations are subject to review by the Board.

Valuing securities or other assets at fair value involves greater reliance on judgment than valuing securities that have readily available (and otherwise reliable) market quotations. There can be no assurance that the fund could obtain the fair value assigned to a security or instrument if it were to sell the security or other asset at approximately the time at which the fund determines its NAV per share. As a result, the fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

Level 3	—	significant unobservable inputs (including the fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The significant unobservable inputs used in the fair value measurement of the fund’s investments include the probability of default, loss severity in the event of default, increases in market interest rates, downgrades to the issuer’s credit rating, potential for insolvency, government actions or pronouncements, and other financial and non-financial news. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the inputs used for fair valuations are accompanied by directionally similar changes in the assumption used for fair valuation determinations.

Investment Policy and Security Valuation

All equity securities that are traded on a national securities exchange (other than NASDAQ Global/Global Select and Capital Market securities traded primarily on the Nasdaq Stock Market, Inc. exchange (“NASDAQ”)) held by each fund normally will be valued at the last reported sale price or official close price (if available) on the exchange on which the security is primarily traded, and are categorized as Level 1 in the fair value hierarchy. If, on a particular day, an exchange-traded security does not trade on its primary exchange, then the price normally will be the mean between the closing bid and closing offer reported to the primary exchange and made available to quotation vendors or disseminated through an automated quotation system, or obtained by a pricing service from other quotation sources believed to be reliable and is generally categorized as Level 2 in the fair value hierarchy. NASDAQ Global/Global Select and Capital Market securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on any given day, no NOCP is available, the price of such securities normally will be the mean between the closing bid and closing offer reported on NASDAQ prior to the calculation of the net asset value (“NAV”) of a fund and are generally categorized as Level 1 in the fair value hierarchy. All equity securities not traded on a national securities exchange (“OTC Equities”) normally will be priced at the last reported sale price in the over-the-counter market and are generally categorized as Level 1 in the fair value hierarchy. If an OTC Equity does not trade in an over-the-counter market on a particular day, then the price normally will be the mean between the closing bid and closing offer obtained from a quotation service or other source believed to be reliable and is generally categorized as Level 1 in the fair value hierarchy. Prices for debt instruments and floating rate loans normally will be obtained from a pricing service. In determining prices, the pricing service may employ methodologies designed to identify the market value of debt instruments, which may include reference to actual market transactions, broker-dealer supplied quotations or valuations, matrix pricing, or other valuation techniques. These techniques generally consider such factors as securities’ prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations and are generally categorized as Level 2 in the fair value hierarchy. In the event a pricing service is unable to provide a price for a particular security, the security may be priced based on the average of two or more independent broker-dealer quotations and is generally categorized as Level 2 or Level 3 in the fair value hierarchy. Any security for which market value as described above is not readily available is valued at fair value as

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

determined in good faith in accordance with the Guidelines and is generally categorized as Level 2 or Level 3 in the fair value hierarchy depending on the observability of market inputs. Except for certain foreign equity securities described later in this note, foreign exchange traded securities are valued in the same manner as domestic exchange traded equity securities and are generally categorized as Level 1 in the fair value hierarchy.

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ current NAVs for purchase and/or redemption orders that day and are categorized as Level 1 in the hierarchy.

Valuation of Certain Foreign Equity Securities

For foreign equity securities that are primarily traded in markets outside North and South America, the Board has approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security, which are generally categorized as Level 2 in the fair value hierarchy. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are primarily traded in markets outside North and South America which are generally categorized as Level 2 in the fair value hierarchy. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s Valuation Procedures and are generally categorized as Level 2 or Level 3 in the fair value hierarchy.

The valuation techniques used by the funds to measure fair value during the six month period ended June 30, 2016 endeavored to maximize the use of observable inputs and minimize the use of unobservable inputs. The funds utilized fair value techniques such as a multi-dimensional relational pricing model and option adjusted spread pricing to estimate prices that would have prevailed in a liquid market given information available at the time of evaluation.

The following is a summary of the inputs used as of June 30, 2016, in valuing each fund’s investments carried at value:

Investment Type	Level 1	Level 2	Level 3	Total
Low Duration Bond Fund
Investments in Securities:
Corporate Obligations	$—	$366,527,892	$—	$366,527,892
Floating Rate Loans	—	3,684,620	—	3,684,620
Mortgage-Backed Securities	—	88,863,371	—	88,863,371
U.S. Treasury Obligations	—	140,999,022	—	140,999,022
Government Related Obligations	—	23,843,454	—	23,843,454
Asset-Backed Securities	—	137,294,573	—	137,294,573
Money Market Funds	30,914,557	—	—	30,914,557

Total Investments in Securities	$30,914,557	$761,212,932	$—	$792,127,489

Derivative Instruments:
Assets:
Futures	219,556	—	—	219,556
Forward Currency Contracts	—	91,953	—	91,953

Total Assets	$219,556	$91,953	$—	$311,509

Liabilities:
Futures	(157,002)	—	—	(157,002)
Forward Currency Contracts	—	(176,720)	—	(176,720)

Total Liabilities	$(157,002)	$(176,720)	$—	$(333,722)

Total Derivative Instruments	$62,554	$(84,767)	$—	$(22,213)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Inflation Focused Fund
Investments in Securities:
Corporate Obligations	$—	$39,443,275	$—	$39,443,275
Mortgage-Backed Securities	—	13,197,145	—	13,197,145
U.S. Treasury Obligations	—	453,890,445	—	453,890,445
Government Related Obligations	—	980,820	—	980,820
Asset-Backed Securities	—	13,935,251	—	13,935,251
Purchased Options	86,797	469,429	—	556,226
Money Market Funds	12,216,331	—	—	12,216,331

Total Investments in Securities	$12,303,128	$521,916,365	$—	$534,219,493

Derivative Instruments:
Assets:
Futures	193,833	—	—	193,833
Forward Currency Contracts	—	84,282	—	84,282
Swap Agreements	—	667,006	—	667,006

Total Assets	$193,833	$751,288	$—	$945,121

Liabilities:
Written Options	—	(232,312)	—	(232,312)
Futures	(693,738)	—	—	(693,738)
Forward Currency Contracts	—	(33,371)	—	(33,371)
Swap Agreements	—	(4,523,981)	—	(4,523,981)

Total Liabilities	$(693,738)	$(4,789,664)	$—	$(5,483,402)

Total Derivative Instruments	$(499,905)	$(4,038,376)	$—	$(4,538,281)

High Yield Fund
Investments in Securities:
Common Stocks	$17,154	$882,287	$—	$899,441
Preferred Stocks	1,113,798	—	—	1,113,798
Convertible Preferred Stocks	420,144	—	—	420,144
Corporate Obligations	—	325,374,064	—	325,374,064
Floating Rate Loans	—	2,626,931	—	2,626,931
Mortgage-Backed Securities	—	9,416,554	—	9,416,554
Government Related Obligations	—	495,250	—	495,250
Asset-Backed Securities	—	3,091,790	—	3,091,790
Money Market Funds	36,780,001	—	—	36,780,001

Total Investments in Securities	$38,331,097	$341,886,876	$—	$380,217,973

Derivative Instruments:
Assets:
Futures	297,036	—	—	297,036
Forward Currency Contracts	—	544,655	—	544,655

Total Assets	$297,036	$544,655	$—	$841,691

Liabilities:
Forward Currency Contracts	—	(4,057)	—	(4,057)

Total Liabilities	$—	$(4,057)	$—	$(4,057)

Total Derivative Instruments	$297,036	$540,598	$—	$837,634

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Equity Income Fund
Investments in Securities:
Common Stocks	$1,790,844,356	$39,749,675	$—	$1,830,594,031
Money Market Funds	137,550,449	—	—	137,550,449

Total Investments in Securities	$1,928,394,805	$39,749,675	$—	$1,968,144,480

Derivative Instruments:
Assets:
Futures	5,994	—	—	5,994

Total Assets	$5,994	$—	$—	$5,994

Total Derivative Instruments	$5,994	$—	$—	$5,994

Growth & Income Fund
Investments in Securities:
Common Stocks	$1,654,953,553	$15,921,614	$—	$1,670,875,167
Money Market Funds	129,496,806	—	—	129,496,806

Total Investments in Securities	$1,784,450,359	$15,921,614	$—	$1,800,371,973

Growth Fund
Investments in Securities:
Common Stocks	$2,118,551,089	$6,764,910	$—	$2,125,315,999
Money Market Funds	151,789,557	—	—	151,789,557

Total Investments in Securities	$2,270,340,646	$6,764,910	$—	$2,277,105,556

Select Value Fund
Investments in Securities:
Common Stocks	$368,800,330	$—	$—	$368,800,330
Money Market Funds	27,985,611	—	—	27,985,611

Total Investments in Securities	$396,785,941	$—	$—	$396,785,941

Aggressive Opportunities Fund
Investments in Securities:
Common Stocks	$938,740,160	$6,575,767	$—	$945,315,927
Money Market Funds	94,328,016	—	—	94,328,016

Total Investments in Securities	$1,033,068,176	$6,575,767	$—	$1,039,643,943

Derivative Instruments:
Assets:
Futures	3,581	—	—	3,581

Total Assets	$3,581	$—	$—	$3,581

Liabilities:
Futures	(5,828)	—	—	(5,828)

Total Liabilities	$(5,828)	$—	$—	$(5,828)

Total Derivative Instruments	$(2,247)	$—	$—	$(2,247)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Discovery Fund
Investments in Securities:
Common Stocks	$227,473,291	$2,705,769	$—	$230,179,060
Corporate Obligations	—	100,672,332	—	100,672,332
Mortgage-Backed Securities	—	17,457,381	—	17,457,381
U.S. Treasury Obligations	—	72,005,257	—	72,005,257
Government Related Obligations	—	9,000,396	—	9,000,396
Asset-Backed Securities	—	22,985,123	—	22,985,123
Money Market Funds	41,412,697	—	—	41,412,697

Total Investments in Securities	$268,885,988	$224,826,258	$—	$493,712,246

Derivative Instruments:
Assets:
Forward Currency Contracts	—	56,267	—	56,267

Total Assets	$—	$56,267	$—	$56,267

Liabilities:
Futures	(841,215)	—	—	(841,215)
Forward Currency Contracts	—	(38,045)	—	(38,045)

Total Liabilities	$(841,215)	$(38,045)	$—	$(879,260)

Total Derivative Instruments	$(841,215)	$18,222	$—	$(822,993)

International Fund
Investments in Securities:
Common Stocks	$193,420,075	$1,412,997,536	$—	$1,606,417,611
Preferred Stocks	5,855,524	5,864,061	—	11,719,585
Money Market Funds	100,032,926	—	—	100,032,926

Total Investments in Securities	$299,308,525	$1,418,861,597	$—	$1,718,170,122

Diversifying Strategies Fund
Investments in Securities:
Common Stocks	$51,758,788	$—	$—	$51,758,788
Convertible Preferred Stocks	15,569,514	1,082,466	—	16,651,980
Corporate Obligations	—	250,086,382	—	250,086,382
Floating Rate Loans	—	2,819,306	—	2,819,306
Mortgage-Backed Securities	—	50,428,818	—	50,428,818
Convertible Debt Obligations	—	336,040,552	—	336,040,552
U.S. Treasury Obligations	—	126,692,588	—	126,692,588
Government Related Obligations	—	22,303,056	—	22,303,056
Asset-Backed Securities	—	35,436,956	—	35,436,956
Money Market Funds	23,673,957	—	—	23,673,957

Total Investments in Securities	$91,002,259	$824,890,124	$—	$915,892,383

Derivative Instruments:
Assets:
Futures	27,269	—	—	27,269
Forward Currency Contracts	—	146,765	—	146,765

Total Assets	$27,269	$146,765	$—	$174,034

Liabilities:
Futures	(1,040,096)	—	—	(1,040,096)
Forward Currency Contracts	—	(81,575)	—	(81,575)

Total Liabilities	$(1,040,096)	$(81,575)	$—	$(1,121,671)

Total Derivative Instruments	$(1,012,827)	$65,190	$—	$(947,637)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Core Bond Index Fund
Investments in Securities:
Corporate Obligations	$—	$435,347,983	$—	$435,347,983
Mortgage-Backed Securities	—	505,154,930	—	505,154,930
U.S. Treasury Obligations	—	615,967,582	—	615,967,582
Government Related Obligations	—	132,652,755	—	132,652,755
Asset-Backed Securities	—	7,955,884	—	7,955,884
Money Market Funds	111,723,179	—	—	111,723,179

Total Investments in Securities	$111,723,179	$1,697,079,134	$—	$1,808,802,313

500 Stock Index Fund
Investments in Securities:
Common Stocks	$946,889,071	$—	$—	$946,889,071
U.S. Treasury Obligations	—	564,766	—	564,766
Money Market Funds	23,543,121	—	—	23,543,121

Total Investments in Securities	$970,432,192	$564,766	$—	$970,996,958

Derivative Instruments:
Liabilities:
Futures	(24,491)	—	—	(24,491)

Total Liabilities	$(24,491)	$—	$—	$(24,491)

Total Derivative Instruments	$(24,491)	$—	$—	$(24,491)

Broad Market Index Fund
Investments in Securities:
Common Stocks	$889,346,559	$—	$—	$889,346,559
U.S. Treasury Obligations	—	219,909	—	219,909
Rights	—	13,888	—	13,888
Money Market Funds	30,439,645	—	—	30,439,645

Total Investments in Securities	$919,786,204	$233,797	$—	$920,020,001

Derivative Instruments:
Assets:
Futures	40,398	—	—	40,398

Total Assets	$40,398	$—	$—	$40,398

Liabilities:
Futures	(11,053)	—	—	(11,053)

Total Liabilities	$(11,053)	$—	$—	$(11,053)

Total Derivative Instruments	$29,345	$—	$—	$29,345

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Mid/Small Company Index Fund
Investments in Securities:
Common Stocks	$700,730,125	$10,992	$—	$700,741,117
U.S. Treasury Obligations	—	294,878	—	294,878
Rights	—	52,637	—	52,637
Money Market Funds	69,125,722	—	—	69,125,722

Total Investments in Securities	$769,855,847	$358,507	$—	$770,214,354

Derivative Instruments:
Assets:
Futures	6,386	—	—	6,386

Total Assets	$6,386	$—	$—	$6,386

Liabilities:
Futures	(10,516)	—	—	(10,516)

Total Liabilities	$(10,516)	$—	$—	$(10,516)

Total Derivative Instruments	$(4,130)	$—	$—	$(4,130)

Overseas Equity Index Fund
Investments in Securities:
Common Stocks	$2,352,589	$378,688,152	$—	$381,040,741
Preferred Stocks	—	1,945,337	—	1,945,337
U.S. Treasury Obligations	—	334,861	—	334,861
Rights	—	22,223	—	22,223
Money Market Funds	17,851,429	—	—	17,851,429

Total Investments in Securities	$20,204,018	$380,990,573	$—	$401,194,591

Derivative Instruments:
Liabilities:
Futures	(5,435)	—	—	(5,435)

Total Liabilities	$(5,435)	$—	$—	$(5,435)

Total Derivative Instruments	$(5,435)	$—	$—	$(5,435)

See Schedule of Investments for identification of securities by industry classification.

As of June 30, 2016, the funds did not hold significant investments in Level 3 securities. During the six month period ended June 30, 2016, the Diversifying Strategies Fund had a security transfer from Level 2 to Level 1 with a total market value of $ 799,449 or 0.09% of the net assets of the fund and Mid/Small Company Index Fund had a security transfer from Level 1 to Level 2 with a total market value of $ 10,992 or 0.00% of the net assets of the fund. There were no transfers within other funds.

When Issued Securities

The funds may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of the securities is subject to market fluctuation beginning on the purchase commitment date. Typically, no income accrues on securities that a fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has segregated to cover these positions.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

To-Be-Announced (“TBA”) Securities

A TBA security is a forward mortgage-backed securities trade. Pass-through securities issued by Freddie Mac, Fannie Mae and Ginnie Mae trade in the TBA market. The term TBA is derived from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made. The securities are “to be announced” 48 hours prior to the established trade settlement date. The fund also relies on the seller to complete the transaction. The seller’s failure to do so may cause a fund to miss a price or yield considered advantageous to the fund, and a fund bears the risk of loss in the event of the default or bankruptcy of the seller. In the case of a bankruptcy or other organizational proceeding of the counterparty, the fund may obtain no or limited recovery and any recovery may be significantly delayed.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies will be translated (but not actually converted) into U.S. dollars daily at the exchange rate of such currencies against the U.S. dollar supplied by the WM/Reuters Intraday Spot exchange rates as of 4:00 pm Eastern Time. Purchases and sales of securities, income receipts and expense payments are translated (but not actually converted) into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Currency symbols utilized throughout the notes to these financial statements are defined as follows:

AUD	— Australian Dollar	JPY	— Japanese Yen
CAD	— Canadian Dollar	MXN	— Mexican Peso
CHF	— Swiss Franc	MYR	— Malaysian Ringgit
EUR	— European Monetary Unit	TWD	— New Taiwan Dollar
GBP	— British Pound	USD	— U.S. Dollar

Options (other than Swaptions)

Exchange traded options normally will be priced based on the last reported sale price or official closing price (if available) on the exchange on which the option is primarily traded, as provided by a pricing service. If on a particular day, an option does not trade on its primary exchange, the fund’s custodian will calculate and use the mean between the closing bid and closing offer reported to the exchange and obtained from a pricing service and such options are generally categorized as Level 1 in the hierarchy.

Purchased options on Euro-Bund futures trade on foreign exchanges and are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value. There is no premium paid at the time of purchase. These options are generally categorized as Level 1 in the hierarchy.

Non-exchange traded (i.e., over-the-counter) options normally will be priced using an option valuation model, which incorporates relevant parameters (e.g., implied volatility; current value of underlier). Such prices will be provided by a pricing service and these options are generally categorized as Level 2 in the hierarchy.

In the event a pricing service is unable to provide a price for a particular option, the option may be priced based on the average of two or more independent broker-dealer quotations, pursuant to the Valuation Procedures, or at its fair value determined in accordance with the Valuation Procedures and is generally categorized as Level 2 in the hierarchy.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Futures

Futures contracts normally will be priced at their settlement prices established and reported each day on the exchange on which they are traded, as provided by a pricing service and are generally categorized as Level 1 in the hierarchy. In the event a pricing service is unable to provide a price for a particular futures contract, the value of the contract will be priced at its fair value in accordance with the Valuation Procedures and generally such futures are categorized as Level 2 in the hierarchy.

Futures exchange abbreviations utilized throughout the notes to these financial statements are defined as follows:

CBT	— Chicago Board of Trade Exchange	NYF	— New York Futures Exchange
CME	— Chicago Mercantile Exchange
EUX	— Eurex Exchange

Forward Currency Contracts

Forward currency contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 pm Eastern Time. In the event WM/Reuters (or a designated pricing service) is unable to provide a rate for a particular contract, the fair value of the contract will be determined in accordance with the Valuation Procedures and generally such contracts are categorized as Level 2 in the hierarchy.

Credit Default Swaps

Single-name credit default swaps normally will be priced based on a snapshot of the relevant issuer-specific credit curve, which is constructed from actual and/or indicative independent broker-dealer credit default swap spreads, and input into a credit default swap valuation model. Multiple-name credit default swaps (e.g., based on one or more indexes) normally will be priced according to a methodology similar to that used for single-name credit default swaps, except that the curve used for multiple-name credit default swaps is the relevant index-specific credit curve. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular credit default swap, the fair value of the credit default swap will be determined in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Interest Rate Swaps and Inflation Swaps

Interest rate and inflation swaps normally will be priced based on the applicable swap valuation model (i.e., interest rate or inflation) which incorporates a snapshot of the relevant swap curve (interest rate curve or inflation rate curve, as applicable). Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swap, the fair value of the swap will be determined in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant swap curve, deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in a swaption valuation model. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swaption, the fair value of the swaption will be determined in accordance with the Valuation Procedures and generally such swaptions are categorized as Level 2 in the hierarchy.

Total Return Swaps

Total return swaps are normally priced based on a valuation model that incorporates cash flow forecasts for the reference asset and a snapshot of the relevant interest rate swap curve. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular total return swap, the fair value of the swap will be determined in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Floating Rate Loans

Floating rate loans are debt securities or other interests issued by companies or other entities with floating interest rates that reset periodically. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower (e.g., common stock or other debt instruments) in the event of bankruptcy. Floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Floating rate loans may be acquired from a lender or through the agent as an assignment from another lender who holds a floating rate loan, or as a participation interest in another lender’s portion of the floating rate loan or portion thereof. Investments in floating rate loans have risks that are similar to those of fixed income securities. In addition, floating rate loans carry the risk of impairment of collateral. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As such, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans may also carry liquidity risk. Floating rate loans generally are subject to legal or contractual restrictions on resale. Therefore, the liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. If the credit quality of a floating rate loan suffers a significant decline, the secondary trading market for that same loan may also decline, making it more difficult to sell and to value. Difficulty in selling a floating rate loan can result in a loss.

Security Transactions and Income Recognition

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized for both financial reporting and tax purposes, except for the Core Bond Index Fund, which does not amortize bond premium for tax purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income.

Dividends and Distributions to Shareholders

Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/(loss). Dividends from net investment income, if any, are declared and paid monthly to shareholders of the Core Bond Index, Low Duration Bond, High Yield, and Inflation Focused Funds. For the remaining funds, dividends from net investment income, if any, are declared and paid annually to shareholders. Distributions from net realized capital gains, if any, are generally declared and paid annually to shareholders. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on investment securities, and differing characterizations of distributions being made by each fund.

Certain differences are permanent, and result in reclassifications among paid-in capital, net investment income or realized gains. These may include net operating losses not utilized during the current year, commission adjustments, pay-down gains and losses, bond premium amortization, foreign currency gains and losses, treasury inflation protected securities adjustments, taxable over-distributions or returns of capital, distribution reclassifications, and adjustments relating to income received from, or dispositions of, swaps, securities with special dividends, or any real estate investment trust, passive foreign investment company, publicly traded partnerships, contingent payment debt instruments, and mutual fund company securities. These reclassifications have no effect on net assets or net asset values per share, and they do not affect the net investment income per share calculations presented in the Financial Highlights.

Federal Income Taxes

Each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal tax purposes. Accordingly, each fund intends to make distributions of substantially all of its net investment company taxable income and any net realized capital gains (after reduction for capital loss carry forwards) sufficient to

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

relieve it from all, or substantially all, federal income and excise taxes. Any taxable income or gains remaining at fiscal year-end are distributed in the following year. Therefore, no provision for federal income or excise taxes was required.

The FASB issued Interpretation ASC 740, “Income Taxes,” (“ASC 740”) which establishes guidelines for recognizing, measuring, and disclosing tax return positions in financial statements. Management has evaluated the Company’s tax positions and determined that the application of ASC 740 had no material impact on the Company’s financial statements. Accordingly, no adjustments for unrecognized tax benefits or related interest or penalties were required as of June 30, 2016. If applicable, the Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other Expenses” in the Statement of Operations. The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease in the next twelve months. The Company files U.S. federal, state, and local returns as required. The Company’s tax returns are subject to examination by the relevant tax authorities until the expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a tax provision for income taxes.

3.	Tax Basis Unrealized Appreciation (Depreciation)

As of June 30, 2016, net unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Low Duration Bond	$787,493,669	$5,730,358	$1,096,538	$4,633,820
Inflation Focused	525,102,582	11,394,910	2,277,999	9,116,911
High Yield	393,180,014	7,255,893	20,217,934	(12,962,041)
Equity Income	1,869,518,545	263,719,005	165,093,070	98,625,935
Growth & Income	1,523,571,246	355,987,632	79,186,905	276,800,727
Growth	2,075,793,774	263,066,151	61,754,369	201,311,782
Select Value	368,149,748	44,921,783	16,285,590	28,636,193
Aggressive Opportunities	926,998,308	162,947,914	50,302,279	112,645,635
Discovery	483,480,251	21,883,077	11,651,082	10,231,995
International	1,681,873,071	184,457,158	148,160,107	36,297,051
Diversifying Strategies	906,045,533	22,784,087	12,937,237	9,846,850
Core Bond Index	1,749,330,951	65,847,322	6,375,960	59,471,362
500 Stock Index	645,998,857	348,177,664	23,179,563	324,998,101
Broad Market Index	534,858,753	430,618,976	45,457,728	385,161,248
Mid/Small Company Index	668,560,798	170,489,834	68,836,278	101,653,556
Overseas Equity Index	426,519,240	33,152,972	58,477,621	(25,324,649)
Model Portfolio Conservative Growth	616,106,934	8,421,291	17,954,093	(9,532,802)
Model Portfolio Traditional Growth	1,567,770,658	58,558,334	24,384,288	34,174,046
Model Portfolio Long-Term Growth	2,059,456,133	73,628,109	34,211,274	39,416,835
Model Portfolio Global Equity Growth	856,654,318	36,803,480	34,653,741	2,149,739
Milestone Retirement Income	308,311,405	1,051,107	12,904,629	(11,853,522)
Milestone 2010	256,919,092	2,091,041	9,546,897	(7,455,856)
Milestone 2015	522,883,886	4,400,934	18,988,690	(14,587,756)
Milestone 2020	787,303,009	5,787,328	29,069,849	(23,282,521)
Milestone 2025	706,985,773	6,127,206	27,059,141	(20,931,935)
Milestone 2030	599,397,862	4,027,532	26,498,167	(22,470,635)
Milestone 2035	424,858,340	3,646,748	20,946,475	(17,299,727)
Milestone 2040	404,690,264	3,133,785	21,396,268	(18,262,483)
Milestone 2045	192,352,654	17,673	13,520,470	(13,502,797)
Milestone 2050	87,364,917	—	7,357,977	(7,357,977)
Milestone 2055	502,358	12,501	2,355	10,146

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

4.	Investments in Derivative Instruments

Some of the funds use derivative instruments in pursuing their investment objectives (i.e. to manage risk or to obtain or adjust investment exposure, as applicable). The following table and discussion provides more detailed information about a fund’s derivative usage. The table below shows the average monthly notional balance, settlement value, or market value (as applicable) of the derivative instruments held by each applicable fund during the reporting period.

	Low Duration Bond Fund	Inflation Focused Fund	High Yield Fund	Equity Income Fund
Futures Contracts:
Average Notional Balance Long	$30,000,612	$19,119,722	$25,364,308	$2,016,826
Average Notional Balance Short	9,203,936	20,487,686	2,571,859	—

Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Deliver USD	$3,787,490	$1,169,617	$465,610	$—
Average Settlement Value—Receive USD	6,455,232	2,498,835	32,230,837	—

Exchange-Traded Options:
Average Market Value Purchased	$—	$42,297	$—	$—
Average Market Value Written	—	1,788	—	—

Swaptions:
Average Notional Balance Purchased	$—	$104,114,286	$—	$—
Average Notional Balance Written	—	19,257,143	—	—

Inflation Linked Swaps:
Average Notional Balance—Pays Fixed Rate	$—	$81,561,429	$—	$—
Average Notional Balance—Receives Fixed Rate	—	—	—	—

Interest Rate Swaps:
Average Notional Balance—Pays Fixed Rate	$—	$63,081,429	$—	$—
Average Notional Balance—Receives Fixed Rate	—	20,569,429	—	—

Credit Default Swaps:
Average Notional Balance—Pays Fixed Rate	$—	$385,000	$—	$—
Average Notional Balance—Receives Fixed Rate	—	265,000	2,060,000	—

	Aggressive Opportunities Fund	Discovery Fund	International Fund	Diversifying Strategies Fund
Futures Contracts:
Average Notional Balance Long	$1,830,234	$234,492,726	$—	$285,558,416
Average Notional Balance Short	—	—	—	5,426,031

Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Deliver USD	$—	$1,424,056	$—	$3,144,512
Average Settlement Value—Receive USD	—	1,924,059	—	5,371,639

	500 Stock Index Fund	Broad Market Index Fund	Mid/Small Company Index Fund	Overseas Equity Index Fund
Futures Contracts:
Average Notional Balance Long	$21,733,505	$9,979,232	$8,633,916	$6,045,922
Average Notional Balance Short	—	—	—	—

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Futures Contracts (“Futures”)

A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date.

Certain funds may enter into futures to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing fixed income securities prices to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal in a timely manner on the instrument), stock market risk (the risk that stock prices overall will decline over short or extended periods), or foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar).

Certain funds may use futures to seek to increase portfolio value, by increasing or decreasing their exposure to changes in the market value of the specific underlying security, foreign currency, or index.

Futures may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Focused	*	*		*	*	*
High Yield	*	*		*	*	*
Equity Income			*	*	*
Growth & Income			*	*	*
Growth			*	*	*
Select Value			*	*	*
Aggressive Opportunities			*	*	*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*
Core Bond Index	*				*
500 Stock Index					*
Broad Market Index					*
Mid/Small Company Index					*
Overseas Equity Index				*	*

Upon entering into the futures contract, the fund agrees to deposit an amount equal to a certain percentage of the contract notional value (initial margin). The fund agrees to subsequently receive or pay an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses are a component of net realized gain (loss) on futures in the Statement of Operations.

Use of futures may involve risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with futures include: the risk that a particular future may be difficult to purchase or sell (liquidity risk); the risk that certain futures may be more sensitive than traditional investments to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the future, and the inability of the future to correlate perfectly, or at all, with the value of the underlying asset, reference rate, or index it is designed to closely track (valuation risk); the risk that the fund may lose substantially more than the amount invested and that the fund may be forced to liquidate portfolio positions when it may not be advantageous to do so (leverage risk).

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

During the six month period ended June 30, 2016, the following funds purchased and/or sold futures contracts: Low Duration Bond Fund, Inflation Focused Fund, High Yield Fund, Equity Income Fund, Aggressive Opportunities Fund, Discovery Fund, Diversifying Strategies Fund, 500 Stock Index Fund, Broad Market Index Fund, Mid/Small Company Index Fund and Overseas Equity Index Fund.

As of June 30, 2016, the following funds had open futures contracts outstanding:

Low Duration Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
149	CBT	U.S. 2 Year Treasury Note	September 2016	$32,679,891	$219,556

Sold
74	CBT	U.S. 5 Year Treasury Note	September 2016	$9,040,141	$(157,002)

					$62,554

Inflation Focused Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
87	CBT	U.S. 10 Year Treasury Note	September 2016	$11,569,641	$135,724
26	CBT	U.S. 5 Year Treasury Note	September 2016	3,176,266	58,109

					$193,833

Sold
23	EUX	Euro—Bobl	September 2016	$3,410,040	$(33,377)
17	CBT	U.S. 10 Year Ultra Treasury Note	September 2016	2,476,422	(80,084)
4	CBT	U.S. 2 Year Treasury Note	September 2016	877,313	(6,193)
38	CBT	U.S. 5 Year Treasury Note	September 2016	4,642,234	(75,868)
36	CBT	U.S. Long Treasury Bond	September 2016	6,204,375	(249,584)
21	CBT	U.S. Ultra Treasury Bond	September 2016	3,913,875	(248,632)

					$(693,738)

					$(499,905)

High Yield Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
109	CBT	U.S. 2 Year Treasury Note	September 2016	$23,906,766	$162,021
110	CBT	U.S. 5 Year Treasury Note	September 2016	13,438,047	135,015

					$297,036

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Equity Income Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
2	CME	E-MINI S&P 500 Index	September 2016	$209,020	$2,413
4	CME	E-MINI S&P MidCap 400	September 2016	597,200	3,581

					$5,994

Aggressive Opportunities Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
4	CME	E-MINI S&P MidCap 400	September 2016	$597,200	$3,581
3	CME	NASDAQ 100 E-MINI	September 2016	264,420	(5,828)

					$(2,247)

Discovery Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
2,061	NYF	MINI Russell 2000 Index	September 2016	$236,479,140	$(841,215)

Diversifying Strategies Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
2,424	NYF	MINI Russell 2000 Index	September 2016	$278,129,760	$(953,151)
19	CBT	U.S. 2 Year Treasury Note	September 2016	4,167,234	27,269

					$(925,882)

Sold
41	CBT	U.S. 5 Year Treasury Note	September 2016	$5,008,726	$(86,945)

					$(1,012,827)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

500 Stock Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
131	CME	E-MINI S&P 500 Index	September 2016	$13,690,810	$(24,491)

Broad Market Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
45	CME	E-MINI S&P 500 Index	September 2016	$4,702,950	$35,223
3	CME	E-MINI S&P MidCap 400	September 2016	447,900	5,175
4	NYF	MINI Russell 2000 Index	September 2016	458,960	(11,053)

					$29,345

Mid/Small Company Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
21	CME	E-MINI S&P MidCap 400	September 2016	$3,135,300	$6,386
31	NYF	MINI Russell 2000 Index	September 2016	3,556,940	(10,516)

					$(4,130)

Overseas Equity Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
69	NYF	MINI MSCI EAFE Equity Index	September 2016	$5,572,440	$(5,435)

Forward Currency Contracts

A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Certain funds may enter into forward currency contracts to manage foreign currency risk. Foreign currency risk is the risk that a fund’s investment in or exposure to foreign currencies or securities denominated in foreign currencies may cause the fund to experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar, or, in the case of hedged positions, the risk that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the U.S. dollar value of securities denominated in those currencies.

Certain funds also may enter into forward currency contracts to obtain or adjust investment exposure to a foreign currency.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Forward currency contracts may be used by the following funds for the following purposes:

Fund	Manage Foreign Currency Risk	Obtain or Adjust Investment Exposure to Foreign Currencies
Low Duration Bond	*	*
Inflation Focused	*	*
High Yield	*	*
Equity Income	*
Growth & Income	*
Growth	*
Select Value	*
Aggressive Opportunities	*
Discovery	*	*
International	*	*
Diversifying Strategies	*	*
Overseas Equity Index	*

Risks of entering into forward currency contracts include the possibility that a fund may lose money. For example, foreign currency values may change unfavorably relative to the U.S. dollar, there may be an illiquid market, or a change in the value of the contracts may not correlate with changes in the value of the underlying currency. The use of over-the-counter forward currency contracts includes counterparty risk, which is the risk that the other party to a contract may not fulfill its obligations.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward currency contracts are components of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on forward currency contracts and foreign currency transactions in the Statement of Operations, respectively.

During the six month period ended June 30, 2016, the following funds purchased and/or sold forward currency contracts: Low Duration Bond Fund, Inflation Focused Fund, High Yield Fund, Discovery Fund, and Diversifying Strategies Fund.

As of June 30, 2016, the following funds had open forward currency contracts outstanding:

Low Duration Bond Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2016	Net Unrealized Appreciation/ (Depreciation)
Purchase	Citibank NA	USD	EUR	07/14/2016	$2,883,899	$2,821,865	$(62,034)
Purchase	Bank of America NA	USD	JPY	07/19/2016	4,039,979	4,025,352	(14,627)

							$(76,661)

Sale	Citibank NA	EUR	USD	07/14/2016	$2,913,819	$2,821,866	$91,953
Sale	Bank of America NA	JPY	USD	07/19/2016	3,925,292	4,025,351	(100,059)

							$(8,106)

							$(84,767)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Inflation Focused Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2016	Net Unrealized Appreciation/ (Depreciation)
Purchase	JPMorgan Chase Bank NA	USD	EUR	07/20/2016	$68,630	$66,635	$(1,995)
Purchase	JPMorgan Chase Bank NA	USD	GBP	07/21/2016	574,156	553,528	(20,628)
Purchase	JPMorgan Chase Bank NA	USD	MXN	08/04/2016	586,175	605,871	19,696
Purchase	JPMorgan Chase Bank NA	USD	MYR	07/15/2016	248,700	251,530	2,830

							$(97)

Sale	JPMorgan Chase Bank NA	AUD	USD	08/12/2016	$561,571	$562,251	$(680)
Sale	JPMorgan Chase Bank NA	CAD	USD	09/08/2016	1,071,865	1,072,130	(265)
Sale	JPMorgan Chase Bank NA	EUR	USD	07/20/2016	399,685	397,181	2,504
Sale	Morgan Stanley Co., Inc.	GBP	USD	07/21/2016	642,327	591,699	50,628
Sale	JPMorgan Chase Bank NA	MYR	USD	07/15/2016	259,646	251,022	8,624
Sale	JPMorgan Chase Bank NA	TWD	USD	08/05/2016	780,809	790,612	(9,803)

							$51,008

							$50,911

High Yield Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2016	Net Unrealized Appreciation/ (Depreciation)
Purchase	JPMorgan Chase Bank NA	USD	EUR	07/06/2016	$894,099	$891,737	$(2,362)
Purchase	JPMorgan Chase Bank NA	USD	GBP	07/06/2016	65,760	66,090	330

							$(2,032)

Sale	JPMorgan Chase Bank NA	CHF	USD	07/06/2016	$147,491	$149,186	$(1,695)
Sale	JPMorgan Chase Bank NA	EUR	USD	07/06/2016	24,431,289	24,269,693	161,596
Sale	JPMorgan Chase Bank NA	GBP	USD	07/06/2016	4,939,925	4,557,196	382,729

							$542,630

							$540,598

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Discovery Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2016	Net Unrealized Appreciation/ (Depreciation)
Purchase	Citibank NA	USD	EUR	07/14/2016	$1,768,686	$1,730,641	$(38,045)

Sale	Citibank NA	EUR	USD	07/14/2016	$1,786,908	$1,730,641	$56,267

							$18,222

Diversifying Strategies Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2016	Net Unrealized Appreciation/ (Depreciation)
Purchase	JPMorgan Chase Bank NA	USD	EUR	07/14/2016	$3,821,491	$3,739,916	$(81,575)

Sale	JPMorgan Chase Bank NA	EUR	USD	07/11/2016	$1,167,212	$1,141,052	$26,160
Sale	JPMorgan Chase Bank NA	EUR	USD	07/14/2016	3,860,521	3,739,916	120,605

							$146,765

							$65,190

Option Contracts (“Options”)

An option gives the holder the right but not the obligation to enter into a transaction (e.g., the purchase or sale of a security, an index of securities or another instrument, such as a futures contract) with another party on or before a specific date at a specified price (called the strike price). The counterparty is obligated to enter into the transaction if the holder elects to exercise the option. A call option gives the holder the right to purchase the underlying security or instrument from the other party; a put option gives the holder the right to sell the underlying security or instrument to the other party.

Certain funds may enter into options to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing prices of fixed income securities to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner), stock market risk (the risk that stock prices overall will decline over short or extended periods), and foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Some funds also may use options to obtain or adjust investment exposure to certain assets, asset classes, or foreign currencies.

Option contracts may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Focused	*	*		*	*	*
High Yield	*	*		*	*	*
Equity Income			*		*

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Growth & Income			*		*
Growth			*		*
Select Value			*		*
Aggressive Opportunities			*		*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security that the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes (sells) a call or put option, an amount equal to the premium received by the fund is recorded as a liability, and the value of each option is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Option contract transactions may incur a commission, in addition to the premium paid or received. Options written are reported as a liability in a fund’s Statement of Assets and Liabilities.

Purchased options on Euro-Bund futures are recorded, accounted for and reported in the financial statements very much like futures contracts. There is no premium paid at the time of purchase and they are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value and recorded as unrealized gain or loss. At the expiration of the option, the accumulated variation margin received or paid is recorded as realized gain or loss. If the option is exercised, the transaction is recorded as a normal purchase or sale of a futures contract.

A risk in writing (selling) a call option is that the fund gives up the opportunity for profit if the market price of the security increases to or above the strike price and the option is exercised. A risk in writing (selling) a call option on a futures contract, including a Euro-Bund futures contract, is that the fund may incur a loss if the market value of the underlying futures contract increases and the option is exercised. A risk in writing a put option is that the fund may incur a loss if the market price of the security, or futures contract including a Euro-Bund futures contract, decreases and the option is exercised. A risk in buying an option, including an option on a Euro-Bund futures contract, is that the fund pays a premium whether or not the option is exercised. The use of over-the-counter option contracts may also include counterparty risk, which is the risk that the other party to the contract may not fulfill its obligations.

During the six month period ended June 30, 2016, the Inflation Focused Fund purchased and/or sold put and/or call options.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Written option activity for the six month period ended June 30, 2016 was as follows:

	Call Options		Put Options		Total
Inflation Focused	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 12/31/2015	—	$—	—	$—	—	$—

Written	393	55,078	62	19,285	455	74,363
Closed	(270)	(29,366)	(62)	(19,285)	(332)	(48,651)
Expired	(123)	(25,712)	—	—	(123)	(25,712)

Ending balance as of 06/30/2016	—	$—	—	$—	—	$—

As of June 30, 2016, the funds had no open written option contracts.

Swap Agreements (“Swaps”)

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap may be negotiated bilaterally and traded over-the-counter between the two parties. Such bilateral swaps are entered into primarily by institutional investors. The swap counterparty is typically a brokerage firm, bank, or other financial institution. Certain over-the-counter swaps may be submitted for central clearing. In addition, certain standardized swaps are subject to mandatory central clearing and certain cleared swaps are subject to mandatory exchange-trading. Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouse serving as central counterparty and, as applicable, may be executed through a swap execution facility. A fund posts initial and variation margin to support its obligations under cleared swaps. Centralized clearing will be required for additional categories of swaps on a phased in basis based on Commodity Futures Trading Commission approval of contracts for central clearing. In a typical “swap” transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, such as specified interest rates, a particular foreign currency, or a “basket” of securities or commodities as represented by a particular index. Swaps can also be based on credit and other events. The gross returns to be exchanged or “swapped” between the parties are generally calculated based on the return on or change in value of a “notional amount”, i.e. the predetermined dollar amount on which the dollar amount of gross returns are calculated.

Swap contract provisions and underlying assets are varied and may be customized to the specifications of the swap parties. Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the total return of the assets underlying the contract, which may include a specified security, basket of securities or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced fixed income security in the event of a default or other agreed upon credit related event by the issuer of the debt obligation. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Inflation rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive a fixed rate in exchange for the rate of change of an inflation index with respect to a notional amount of principal.

Certain funds may enter into swaps to manage certain risks (e.g. interest rate risk, which is the risk that interest rates will rise, causing prices of fixed income securities to fall, and credit risk, which is the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaps to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Swaps may be used by the following funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Foreign Currency Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*	*
Inflation Focused	*	*	*	*
High Yield	*	*	*	*
Discovery	*	*	*	*
Diversifying Strategies	*	*	*	*

The risks of entering into swaps include the possible lack of liquidity and unfavorable changes in the underlying investments or instruments. The use of swaps also includes counterparty risk, which is the risk that the other party to a swap may not fulfill its obligations. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but it does not eliminate these risks completely. There is also a risk of loss of initial and variation margin deposits in the event of a futures commission merchant or clearinghouse bankruptcy.

In certain types of swap transactions, the risk of loss may be increased because the fund is required to make additional or higher payments to the counterparty futures commission merchant, or clearinghouse as a result of market volatility. Transactions executed on a swap execution facility may increase liquidity, while swaps not traded on exchanges or other organized markets may be considered illiquid.

Swap value changes, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps. A realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of a swap. Net realized and unrealized gains and losses occurring during the holding period of swaps are a component of net realized gain (loss) on swaps and change in net unrealized appreciation (depreciation) on swaps in the Statement of Operations, respectively.

During the six month period ended June 30, 2016, the Inflation Focused Fund participated in interest rate, inflation linked, and credit default swaps and the High Yield Fund participated in credit default swaps.

As of June 30, 2016, the following swaps outstanding:

Inflation Focused Fund

Centrally Cleared Interest Rate Swaps
Rates Exchanged					Net Unrealized Appreciation (Depreciation)
Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Premium
0.95%	6 Month Nibor	05/12/2018	NOK 60,850,000	$—	$(7,712)
1.01%	6 Month Nibor	05/19/2018	NOK 20,260,000	—	(4,937)
2.00%	3 Month Libor	12/16/2020	USD 100,000	(2,445)	(2,197)
2.21%	3 Month BBR	04/27/2018	AUD 15,720,000	—	(87,419)
2.50%	3 Month Libor	06/15/2046	USD 100,000	(8,970)	(6,528)
2.69%	3 Month Libor	08/06/2045	USD 150,000	—	(30,867)
2.72%	3 Month Libor	11/10/2045	USD 430,000	—	(89,049)
2.75%	3 Month Libor	06/17/2025	USD 1,200,000	(79,784)	(66,771)
2.75%	3 Month Libor	06/19/2043	USD 1,000,000	117,551	(318,734)
3.25%	3 Month Libor	06/17/2045	USD 800,000	(103,508)	(155,589)
3.50%	3 Month Libor	12/18/2043	USD 700,000	25,066	(283,131)
3.50%	3 Month Libor	12/17/2044	USD 2,200,000	(88,530)	(741,057)
3.75%	3 Month Libor	06/18/2044	USD 300,000	(23,448)	(105,184)
3 Month Libor	1.81%	06/09/2020	USD 12,848,000	—	466,804
6 Month BBSW	3.38%	06/09/2025	AUD 640,000	—	48,368

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Centrally Cleared Interest Rate Swaps
Rates Exchanged					Net Unrealized Appreciation (Depreciation)
Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Premium
6 Month BBSW	3.08%	05/29/2025	AUD 1,030,000	$—	$60,569
6 Month Libor	1.65%	06/05/2020	GBP 880,000	—	52,567
6 Month Nibor	1.56%	05/12/2026	NOK 7,560,000	—	20,193

				$(164,068)	$(1,250,674)

Inflation Linked Swaps
	Rates Exchanged		Termination Date	Notional Amount		Premium	Net Unrealized Appreciation/ (Depreciation)
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund
Barclays Bank plc	1.39%	CPI Urban Consumers NSA	07/15/2018	USD	1,070,000	$—	$(5,717)
BNP Paribas SA	1.83%	CPI Urban Consumers NSA	11/29/2016	USD	1,100,000	(245)	(25,819)
BNP Paribas SA	2.25%	CPI Urban Consumers NSA	07/15/2017	USD	5,100,000	6,019	(290,718)
BNP Paribas SA	2.50%	CPI Urban Consumers NSA	07/15/2022	USD	2,900,000	42,218	(419,382)
Citibank NA	1.71%	CPI Urban Consumers NSA	04/15/2019	USD	2,220,000	—	(29,841)
Citibank NA	1.75%	CPI Urban Consumers NSA	04/15/2020	USD	6,425,000	—	(104,252)
Citibank NA	1.89%	CPI Urban Consumers NSA	01/15/2022	USD	3,160,000	—	(92,990)
Citibank NA	1.90%	CPI Urban Consumers NSA	01/15/2020	USD	2,130,000	—	(45,749)
Citibank NA	1.90%	CPI Urban Consumers NSA	07/15/2022	USD	4,230,000	—	(115,990)
Citibank NA	1.92%	CPI Urban Consumers NSA	07/15/2022	USD	5,310,000	—	(157,916)
Citibank NA	1.95%	CPI Urban Consumers NSA	07/15/2020	USD	2,660,000	—	(51,346)
Citibank NA	1.95%	CPI Urban Consumers NSA	07/15/2021	USD	4,750,000	—	(122,133)
Citibank NA	1.96%	CPI Urban Consumers NSA	07/15/2021	USD	3,190,000	—	(72,510)
Citibank NA	1.96%	CPI Urban Consumers NSA	01/15/2023	USD	1,570,000	—	(59,555)
Deutsche Bank AG	1.73%	CPI Urban Consumers NSA	03/04/2019	USD	375,000	—	(5,315)
Deutsche Bank AG	1.93%	CPI Urban Consumers NSA	02/10/2017	USD	2,900,000	—	(71,338)
Deutsche Bank AG	2.17%	CPI Urban Consumers NSA	11/01/2018	USD	1,300,000	—	(65,405)
Deutsche Bank AG	2.50%	CPI Urban Consumers NSA	07/15/2022	USD	500,000	3,650	(68,678)
Goldman Sachs Bank USA	2.21%	CPI Urban Consumers NSA	10/11/2018	USD	5,200,000	—	(269,422)
Royal Bank of Scotland plc	1.93%	CPI Urban Consumers NSA	10/31/2016	USD	5,300,000	—	(143,034)
Royal Bank of Scotland plc	1.94%	CPI Urban Consumers NSA	10/23/2016	USD	1,100,000	(3,245)	(26,505)
Royal Bank of Scotland plc	1.55%	CPI Urban Consumers NSA	11/05/2016	USD	7,500,000	—	(122,393)
Royal Bank of Scotland plc	2.25%	CPI Urban Consumers NSA	07/15/2017	USD	4,200,000	2,313	(236,769)

						$50,710	$(2,602,777)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Credit Default Swaps
Referenced Obligation	Swap Counterparty	Buy/Sell Protection	Fund Pays Fixed Rate	Fund Receives Fixed Rate	Termination Date	Notional Amount		Premium	Net Unrealized Appreciation/ (Depreciation)
Credit Default on Corporate and Government Issues
Advanced Micro Devices, Inc.	Citibank NA	Buy	5.00%	—	03/20/2019	USD	85,000	$5,737	$1,927
Sprint Communications, Inc.	Citibank NA	Buy	5.00%	—	06/20/2019	USD	140,000	(6,934)	7,736
Sprint Communications, Inc.	Citibank NA	Buy	5.00%	—	06/20/2019	USD	160,000	(8,211)	8,842

								$(9,408)	$18,505

Credit Default on Indices
CMBX.NA.BBB. Series 6 Index	Citibank NA	Sell	—	3.00%	05/11/2063	USD	265,000	$2,330	$(22,029)

Swap Options (“Swaptions”)

A swaption is a contract that gives the holder the right (but not the obligation), in return for the payment of a premium, to enter into a new swap agreement, or shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Certain funds may enter into swaptions to manage certain risks (e.g., interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaptions to obtain or adjust investment exposure to certain assets or asset classes.

Swaptions may be used by the following funds for the following purposes:

	Manage Risk:		Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*
Inflation Focused	*	*	*
High Yield	*	*	*
Discovery	*	*	*
Diversifying Strategies	*	*	*

When a fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement (i.e., the fund may be required to enter into a new swap agreement, or to shorten, extend, cancel, or otherwise modify an existing swap agreement, even when there has been an unfavorable change in the value of the underlying swap). The use of swaptions includes counterparty risk, which is the risk that the other party to a swaption may not fulfill its obligations.

When a fund writes a call or put swaption, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the swaption written. These liabilities are reflected as written options at value on the Statement of Assets and Liabilities. Certain swaptions may be written with premiums to be determined on a future date. Premiums received from writing swaptions that expire are treated as realized gains. Premiums received from writing swaptions that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap to determine the realized gain or loss.

Funds may also purchase put and call swaptions. Purchasing put or call swaptions tends to increase the fund’s potential opportunity to benefit from favorable market value changes in the underlying swap without obligating the

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

fund to participate in unfavorable market changes that may occur. The fund pays a premium that is included on the fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for purchasing swaptions that expire are treated as realized losses. Certain swaptions may be purchased with premiums to be determined on a future date. The premiums for these swaptions are based upon implied volatility parameters at specified terms. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the swaption. When a fund exercises a put swaption, it will realize a gain or loss from the underlying swap and the proceeds will be decreased by the premium originally paid. When a fund exercises a call swaption, the cost of the swap that the fund purchases upon exercise will be increased by the premium originally paid. Swaptions written are reported as a liability in a fund’s Statement of Assets and Liabilities. Gains and losses are reported in a fund’s Statement of Operations.

During the six month period ended June 30, 2016, the Inflation Focused Fund participated in interest rate swaptions.

Written swaption activity for the six month period ended June 30, 2016, was as follows:

	Call Swaptions		Put Swaptions		Total
Inflation Focused	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of 12/31/2015	—	$—	8,400,000	$280,000	8,400,000	$280,000
Written	9,600,000	32,405	26,100,000	386,539	35,700,000	418,944
Closed	—	—	(8,400,000)	(280,000)	(8,400,000)	(280,000)
Expired	—	—	—	—	—	—

Ending balance as of 06/30/2016	9,600,000	$32,405	26,100,000	$386,539	35,700,000	$418,944

As of June 30, 2016, the Inflation Focused Fund had open written swaption contracts outstanding:

Inflation Focused Fund

Exchange	Counterparty	Contract	Notional Amount	Strike Rate	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
OTC	Morgan Stanley Capital Services LLC	Put—Interest Rate Swaption	$8,500,000	2.30%	3/29/2019	$78,409
OTC	Morgan Stanley Capital Services LLC	Put—Interest Rate Swaption	5,600,000	2.25%	10/17/2018	63,156
OTC	Morgan Stanley Capital Services LLC	Call—Interest Rate Swaption	5,000,000	0.77%	12/13/2016	1,252
OTC	Citibank NA	Put—Interest Rate Swaption	3,000,000	1.40%	7/21/2016	3,724
OTC	Morgan Stanley Capital Services LLC	Call—Interest Rate Swaption	2,700,000	2.00%	7/25/2016	(18,513)
OTC	Morgan Stanley Capital Services LLC	Put—Interest Rate Swaption	2,700,000	2.50%	7/25/2016	11,791
OTC	Morgan Stanley Capital Services LLC	Put—Interest Rate Swaption	1,900,000	2.25%	11/15/2018	23,547
OTC	Morgan Stanley Capital Services LLC	Put—Interest Rate Swaption	1,900,000	2.25%	12/10/2018	24,772
OTC	Citibank NA	Put—Interest Rate Swaption	1,900,000	2.25%	7/25/2016	2,758
OTC	Citibank NA	Call—Interest Rate Swaption	1,900,000	1.85%	7/25/2016	(6,823)
OTC	Citibank NA	Put—Interest Rate Swaption	600,000	2.23%	7/21/2016	2,559

						$186,632

Derivative Risk Exposure

FASB ASC 815 “Disclosure about Derivative Instruments and Hedging Activities” (“ASC 815”), requires enhanced disclosures about the funds’ derivatives and hedging activities. The following tables reflect the value of the funds’

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

derivative contracts by certain risk exposure types (primary risks to which a fund is exposed as a result of holding the derivative contract) as of June 30, 2016. Note that the risk exposure listed below are not indicative of the intended purpose of the related derivative (e.g., managing risk or obtaining or adjusting investment exposure, as discussed elsewhere in this report).

	Asset Derivatives			Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value
Low Duration Bond Fund
Interest rate	Receivable for variation margin on futures contracts	$219,556	*	Payable for variation margin on futures contracts	$157,002	*
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	91,953		Unrealized depreciation on forward foreign currency exchange contracts	176,720

Total		$311,509			$333,722

Inflation Focused Fund
Interest rate	Investments in Securities, at value—purchased options, swap agreements, at value and receivable for variation margin on futures contracts (a)	$1,398,560	*	Swap agreements, at value and payable for variation margin on futures contracts and written options, at value (a)	$5,377,292	*
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	84,282		Unrealized depreciation on forward foreign currency exchange contracts	33,371
Credit	Swap agreements, at value	9,097		Swap agreements, at value	19,699

Total		$1,491,939			$5,430,362

High Yield Fund
Interest rate	Receivable for variation margin on futures contracts	$297,036	*	Payable for variation margin on futures contracts	$—
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	544,655		Unrealized depreciation on forward foreign currency exchange contracts	4,057

Total		$841,691			$4,057

Equity Income Fund
Stock market	Receivable for variation margin on futures contracts	$5,994	*	Payable for variation margin on futures contracts	$—

Total		$5,994			$—

Aggressive Opportunities Fund
Stock market	Receivable for variation margin on futures contracts	$3,581	*	Payable for variation margin on futures contracts	$5,828	*

Total		$3,581			$5,828

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

	Asset Derivatives			Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value
Discovery Fund
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	$56,267		Unrealized depreciation on forward foreign currency exchange contracts	$38,045
Stock market	Receivable for variation margin on futures contracts	—		Payable for variation margin on futures contracts	841,215	*

Total		$56,267			$879,260

Diversifying Strategies Fund
Interest rate	Receivable for variation margin on futures contracts	$27,269	*	Payable for variation margin on futures contracts	$86,945	*
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	146,765		Unrealized depreciation on forward foreign currency exchange contracts	81,575
Stock market	Receivable for variation margin on futures contracts	—		Payable for variation margin on futures contracts	953,151	*

Total		$174,034			$1,121,671

500 Stock Index Fund
Stock market	Receivable for variation margin on futures contracts	$—		Payable for variation margin on futures contracts	$24,491	*

Total		$—			$24,491

Broad Market Index Fund
Stock market	Receivable for variation margin on futures contracts	$40,398	*	Payable for variation margin on futures contracts	$11,053	*

Total		$40,398			$11,053

Mid/Small Company Index Fund
Stock market	Receivable for variation margin on futures contracts	$6,386	*	Payable for variation margin on futures contracts	$10,516	*

Total		$6,386			$10,516

Overseas Equity Index Fund
Stock market	Receivable for variation margin on futures contracts	$—		Payable for variation margin on futures contracts	$5,435	*

Total		$—			$5,435

(a)	Swaps contracts are included in the table at value, with the exception of centrally cleared swaps which are included in the table at unrealized appreciation (depreciation). Only the current day’s variation margin is reported within the asset and liability sections of the Statement of Assets and Liabilities for the centrally cleared swaps.

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Notes to Financial Statements. Only the current day’s variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

The following tables reflect the funds’ gains (losses) related to derivative activities by certain risk exposure types (primary risks to which a fund is exposed as a result of holding the derivative contract) for the six month period ended June 30, 2016, in accordance with ASC 815. These gains (losses) are included in net realized gain (loss) or net change in unrealized appreciation (depreciation) in the Statements of Operations. Note that the risk exposure listed below are not indicative of the intended purpose of the related derivative (e.g., managing risk or obtaining or adjusting investment exposure, as discussed elsewhere in this report).

Low Duration Bond Fund[1]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$(120,062)	$—	$—	$(120,062)
Foreign currency	—		—	(455,236)	—	(455,236)

Total	$—		$(120,062)	$(455,236)	$—	$(575,298)

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$67,546	$—	$—	$67,546
Foreign currency	—		—	(98,920)	—	(98,920)

Total	$—		$67,546	$(98,920)	$—	$(31,374)

Inflation Focused Fund[2]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$(171,114	)**	$(222,324)	$—	$(520,939)	$(914,377)
Foreign currency	—		—	(51,391)	—	(51,391)
Credit	—		—	—	(5,744)	(5,744)

Total	$(171,114	)**	$(222,324)	$(51,391)	$(526,683)	$(971,512)

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$(102,195	)**	$(475,437)	$—	$(663,016)	$(1,240,648)
Foreign currency	—		—	59,422	—	59,422
Credit	—		—	—	(43,804)	(43,804)

Total	$(102,195	)**	$(475,437)	$59,422	$(706,820)	$(1,225,030)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

High Yield Fund[3]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—	$294,270	$—	$—	$294,270
Foreign currency	—	—	(1,556,500)	—	(1,556,500)
Credit	—	—	—	(73,392)	(73,392)

Total	$—	$294,270	$(1,556,500)	$(73,392)	$(1,335,622)

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—	$205,989	$—	$—	$205,989
Foreign currency	—	—	911,166	—	911,166

Total	$—	$205,989	$911,166	$—	$1,117,155

Equity Income Fund[4]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$182,272	$—	$—	$182,272
Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$(24,713)	$—	$—	$(24,713)

Aggressive Opportunities Fund[5]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$215,883	$—	$—	$215,883
Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$2,225	$—	$—	$2,225

Discovery Fund[6]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Foreign currency	$—	$—	$(204,152)	$—	$(204,152)
Stock market	—	5,774,330	—	—	5,774,330

Total	$—	$5,774,330	$(204,152)	$—	$5,570,178

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Foreign currency	$—	$—	$18,222	$—	$18,222
Stock market	—	(563,438)	—	—	(563,438)

Total	$—	$(563,438)	$18,222	$—	$(545,216)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Diversifying Strategies Fund[7]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—	$40,736	$—	$—	$40,736
Foreign currency	—	—	(524,896)	—	(524,896)
Stock market	—	8,795,705	—	—	8,795,705

Total	$—	$8,836,441	$(524,896)	$—	$8,311,545

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—	$(68,887)	$—	$—	$(68,887)
Foreign currency	—	—	94,282	—	94,282
Stock market	—	(637,984)	—	—	(637,984)

Total	$—	$(706,871)	$94,282	$—	$(612,589)

500 Stock Index Fund[8]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$(97,223)	$—	$—	$(97,223)
Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$(52,999)	$—	$—	$(52,999)

Broad Market Index Fund[9]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$834,839	$—	$—	$834,839
Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$25,698	$—	$—	$25,698

Mid/Small Company Index Fund[10]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$(435,914)	$—	$—	$(435,914)
Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$34,919	$—	$—	$34,919

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Overseas Equity Index Fund[11]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$48,122	$—	$—	$48,122
Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$33,929	$—	$—	$33,929

**	The realized gain (loss) and unrealized appreciation (depreciation) for purchased options is reported in the Statements of Operations within realized gains (losses) on investments and net change in unrealized appreciation (depreciation) on investments.

(1)	The Low Duration Bond Fund used futures to manage interest rate risk inherent in its fixed income securities and to obtain or adjust investment exposure based on the subadvisers’ views on interest rates and yield curves. The fund used forward currency contracts to manage foreign currency risk inherent in its foreign fixed income holdings and to obtain or adjust investment exposure to foreign currencies.

(2)	The Inflation Focused Fund used futures, options (including swaptions), and swaps to manage interest rate or credit risk inherent in its fixed income securities. The fund used futures, options (including swaptions), and swaps to obtain or adjust investment exposure to segments of the fixed income market. The fund used forward currency contracts to obtain or adjust investment exposure to foreign currencies.

(3)	The High Yield Fund used futures to manage interest rate risk inherent in its fixed income securities and to obtain or adjust investment exposure based on the subadvisers’ views on interest rates and yield curves. The fund used forward currency contracts to manage foreign currency risk inherent in its foreign fixed income holdings.

(4)	The Equity Income Fund used futures to obtain or adjust investment exposure to U.S. common stocks.

(5)	The Aggressive Opportunities Fund used futures to obtain or adjust investment exposure to U.S. common stocks.

(6)	The Discovery Fund used Russell 2000 Index futures to obtain or adjust investment exposure to U.S. common stocks. The fund used forward currency contracts to manage foreign currency risk inherent in its foreign fixed income holdings and to obtain or adjust investment exposure to foreign currencies.

(7)	The Diversifying Strategies Fund used forward currency contracts to manage foreign currency risk. The fund used equity futures to obtain or adjust investment exposure to stocks. The Fund used bond futures to manage interest rate risk inherent in its fixed income securities and to seek to obtain or adjust investment exposure based on anticipated changes in interest rates.

(8)	The 500 Stock Index Fund used futures to obtain or adjust investment exposure to stocks when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

(9)	The Broad Market Index Fund used futures to obtain or adjust investment exposure to stocks when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

(10)	The Mid/Small Company Index Fund used futures to obtain or adjust investment exposure to stocks when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

(11)	The Overseas Equity Index Fund used futures to obtain or adjust investment exposure to foreign stocks, when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

Low Duration Bond Fund
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$219,556	$(157,002)	$—	$—	$62,554
Forward Currency Contracts	91,953	(176,720)	—	—	(84,767)

Total derivatives subject to a master netting arrangement or similar arrangement	91,953	(176,720)	—	—	(84,767)
Total derivatives not subject to a master netting arrangement or similar arrangement	219,556	(157,002)	—	—	62,554

Total derivatives	$311,509	$(333,722)	$—	$—	$(22,213)

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty, if any.

Inflation Focused Fund
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$193,833	$(693,738)	$—	$279,025	$(220,880)
Forward Currency Contracts	84,282	(33,371)	—	—	50,911
Written Options	—	(232,312)	—	—	(232,312)
Swap agreements	9,097	(2,571,766)	—	640,000	(1,922,669)

Total derivatives subject to a master netting arrangement or similar arrangement	93,379	(2,837,449)	—	640,000	(2,104,070)
Total derivatives not subject to a master netting arrangement or similar arrangement	193,833	(693,738)	—	279,025	(220,880)

Total derivatives	$287,212	$(3,531,187)	$—	$919,025	$(2,324,950)

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty, if any.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

High Yield Fund
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$297,036	$—	$—	$—	$297,036
Forward Currency Contracts	544,655	(4,057)	—	—	540,598

Total derivatives subject to a master netting arrangement or similar arrangement	544,655	(4,057)	—	—	540,598
Total derivatives not subject to a master netting arrangement or similar arrangement	297,036	—	—	—	297,036

Total derivatives	$841,691	$(4,057)	$—	$—	$837,634

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty, if any.

Equity Income
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$5,994	$—	$—	$—	$5,994

Total derivatives not subject to a master netting arrangement or similar arrangement	5,994	—	—	—	5,994

Total derivatives	$5,994	$—	$—	$—	$5,994

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty, if any.

Aggressive Opportunities Fund
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$3,581	$(5,828)	$—	$—	$(2,247)

Total derivatives not subject to a master netting arrangement or similar arrangement	3,581	(5,828)	—	—	(2,247)

Total derivatives	$3,581	$(5,828)	$—	$—	$(2,247)

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty, if any.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Discovery Fund
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$—	$(841,215)	$—	$841,215	$—
Forward Currency Contracts	56,267	(38,045)	—	—	18,222

Total derivatives subject to a master netting arrangement or similar arrangement	56,267	(38,045)	—	—	18,222
Total derivatives not subject to a master netting arrangement or similar arrangement	—	(841,215)	—	841,215	—

Total derivatives	$56,267	$(879,260)	$—	$841,215	$18,222

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.

Total additional collateral pledged was $11,733,324.

Diversifying Strategies Fund
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$27,269	$(1,040,096)	$—	$1,012,827	$—
Forward Currency Contracts	146,765	(81,575)	—	—	65,190

Total derivatives subject to a master netting arrangement or similar arrangement	146,765	(81,575)	—	—	65,190
Total derivatives not subject to a master netting arrangement or similar arrangement	27,269	(1,040,096)	—	1,012,827	—

Total derivatives	$174,034	$(1,121,671)	$—	$1,012,827	$65,190

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.

Total additional collateral pledged was $14,843,744.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

500 Stock Index Fund
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$—	$(24,491)	$—	$24,491	$—

Total derivatives not subject to a master netting arrangement or similar arrangement	—	(24,491)	—	24,491	—

Total derivatives	$—	$(24,491)	$—	$24,491	$—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.

Total additional collateral pledged was $540,266.

Broad Market Index Fund
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$40,398	$(11,053)	$—	$—	$29,345

Total derivatives not subject to a master netting arrangement or similar arrangement	40,398	(11,053)	—	—	29,345

Total derivatives	$40,398	$(11,053)	$—	$—	$29,345

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.

Mid Small Company Index Fund
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$6,386	$(10,516)	$—	$4,130	$—

Total derivatives not subject to a master netting arrangement or similar arrangement	6,386	(10,516)	—	4,130	—

Total derivatives	$6,386	$(10,516)	$—	$4,130	$—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.

Total additional collateral pledged was $290,743.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Overseas Equity Index Fund
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$—	$(5,435)	$—	$5,435	$—

Total derivatives not subject to a master netting arrangement or similar arrangement	—	(5,435)	—	5,435	—

Total derivatives	$—	$(5,435)	$—	$5,435	$—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.

Total additional collateral pledged was $329,421.

5.	Agreements and Other Transactions with Affiliates

VIA, a wholly owned subsidiary of ICMA Retirement Corporation (“ICMA-RC”), provides investment advisory services to each of the funds. Pursuant to Master Advisory Agreements, VIA is entitled to receive 0.10% of the average daily net assets of each Actively Managed Fund (other than the High Yield Fund) and each Milestone Fund and 0.05% of the average daily net assets of the Index Funds. VIA is entitled to receive 0.10% on the first $500 million of net assets, 0.09% on the next $500 million of net assets, and 0.08% on net assets over $1 billion for each Model Portfolio Fund. Pursuant to the Master Advisory Agreement, VIA is entitled to receive 0.28% of the average daily net assets of the High Yield Fund. From May 1, 2015 through April 30, 2017, VIA contractually agreed to waive a portion of its fee for the High Yield Fund. For the six month period ended June 30, 2016, the amount of this waiver was $143,186. For these services, VIA earned $11,624,214 in the aggregate for the six month period ended June 30, 2016.

Vantagepoint Transfer Agents, LLC (“VTA”), a wholly owned subsidiary of ICMA-RC, is the funds’ designated transfer agent and provides certain transfer agency and administrative shareholder support services for the funds and the share classes thereof related to the retirement plans and other investors investing in the funds. Pursuant to a Transfer Agency and Administrative Services Agreement with the Company, VTA is entitled to receive a fee for fund services. VTA receives 0.35% of the average daily net assets for the Investor Shares of the Actively Managed Funds, 0.10% of the average daily net assets for the T Shares of the Actively Managed Funds, 0.30% of the average daily net assets of Class I shares of the Index Funds, 0.10% of the average daily net assets of the Class II and T Shares of the Index Funds, and 0.25% of the average daily net assets for the Investor M Shares of the Model Portfolio and Milestone Funds. VTA has contractually agreed to waive 0.05% of its 0.10% fee on T Shares of the Index Funds through April 30, 2017. For these services, VTA earned $9,087,143 in the aggregate for the six month period ended June 30, 2016.

VIA and the Company contract with one or more subadvisers (“Subadviser” or “Subadvisers”) for the day-to-day management of each of the funds other than the Model Portfolio Funds and Milestone Funds. Each Subadviser is paid a fee by the funds during the year based on average net assets under management. The fee structure for many of the Subadvisers provides for a range of fees so that as average net assets under management increases the rate of fee paid to the Subadviser decreases. Other Subadvisers charge one fee no matter what amount of assets they have under management. Additional information about each Subadviser’s fee is presented in the Company’s prospectus and statement of additional information. Fees paid by each fund to Subadvisers during the six month period ended

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

June 30, 2016 are presented in the “Additional Information” section of these Notes. The Subadvisers’ fees during the six month period ended June 30, 2016 are shown here as an annual percentage of average net assets under management.

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)
Low Duration Bond	Brookfield Investment Management Inc.	0.20%
	Payden & Rygel	0.09%
	Schroder Investment Management North America, Inc. (1)	0.17%

Inflation Focused	AllianceBernstein L.P.	0.19%
	Pacific Investment Management Company, LLC	0.20%
	BlackRock Financial Management, Inc.	0.11%

High Yield	Oaktree Capital Management, L.P.	0.50%
	Western Asset Management Company (2)	0.20%

Equity Income	T. Rowe Price Associates, Inc.	0.31%
	Southeastern Asset Management, Inc.	0.28%
	SSGA Funds Management, Inc.	0.03%
	Wellington Management Company LLP	0.25%

Growth & Income	Fiduciary Management, Inc. (3)	0.42%
	T. Rowe Price Associates, Inc.	0.36%
	Wellington Management Company LLP	0.25%

Growth	Columbus Circle Investors	0.32%
	Fred Alger Management, Inc.	0.33%
	T. Rowe Price Associates, Inc.	0.36%
	Westfield Capital Management Company, L.P.	0.32%

Select Value	Artisan Partners Limited Partnership	0.55%
	Iridian Asset Management LLC	0.75%
	Systematic Financial Management L.P.	0.23%
	WEDGE Capital Management L.L.P.	0.52%
	Wells Capital Management Inc.	0.31%

Aggressive Opportunities	Southeastern Asset Management, Inc.	0.34%
	SSGA Funds Management, Inc.	0.03%
	TimesSquare Capital Management, LLC	0.50%
	Wells Capital Management, Inc.	0.44%

Discovery	Payden & Rygel	0.15%
	Wellington Management Company LLP	0.51%

International	Artisan Partners Limited Partnership	0.64%
	GlobeFlex Capital, L.P.	0.40%
	Mondrian Investment Partners Limited	0.43%
	Walter Scott & Partners Limited	0.50%

Diversifying Strategies	Oaktree Capital Management, L.P.	0.50%
	Payden & Rygel (Low Duration)	0.10%
	Payden & Rygel (Enhanced Equity)	0.15%
	Shenkman Capital Management, Inc.	0.38%
	SSGA Funds Management, Inc.	0.07%

Core Bond Index	Mellon Capital Management Corporation	0.01%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)
500 Stock Index	Mellon Capital Management Corporation	0.01%

Broad Market Index	Mellon Capital Management Corporation	0.01%

Mid/Small Company Index	Mellon Capital Management Corporation	0.01%

Overseas Equity Index	Mellon Capital Management Corporation	0.04%

(1)	Effective January 1, 2016, the fee schedule charged by Schroder Investment Management North America Inc. to the Low Duration Bond Fund was amended and he percentage shown above represents a blended rate of the previous fee schedule and the current fee schedule.

(2)	Western Asset Management Company Limited (“Western Limited”) serves as a sub-subadviser to the portion of the High Yield Fund managed by Western Asset Management Company (“Western”). The fee paid to Western Limited under the sub-subadvisory agreement between Western and Western Limited is paid by Western and not by the High Yield Fund.

(3)	Effective January 28, 2016, the fee schedule charged by Fiduciary Management, Inc. to the Growth & Income Fund was amended and the percentage shown above represents a blended rate of the previous fee schedule and the current fee schedule.

Expenses

The Model Portfolio Funds and Milestone Funds incur fees and expenses indirectly as shareholders in their respective underlying funds. Because the underlying funds have varied expense and fee levels and the Model Portfolio and Milestone Funds may own different proportions of such funds at different times, the amount of fees and expenses indirectly incurred by the Model Portfolio and Milestone Funds will vary.

Fee Waivers

VIA will waive its management fee or reimburse expenses to the extent necessary as a result of any increase in subadvisory fees payable by the Growth Fund that would cause the aggregate management and subadvisory fees of the Growth Fund to exceed 0.54% as a result of subadvisory changes. This commitment will continue until such time as shareholders approve an increase in this limit. For the six month period ended June 30, 2016, no waiver or reimbursement was required.

From September 10, 2012 through April 30, 2017 VIA contractually agreed to waive fees or reimburse expenses (other than the extraordinary expenses) of the Milestone 2050 Fund to limit the fund’s total annual operating expenses to 0.85% for the TM Shares and 1.10% for the Investor M Shares. For the six month period ended June 30, 2016, the amount of this waiver or reimbursement was $7,440.

From January 4, 2016 through April 30, 2017, VIA contractually agreed to waive fees or reimburse expenses (other than the extraordinary expenses) of the Milestone 2055 Fund to limit the fund’s total annual operating expenses to 0.73% for the TM Shares and 0.98% for the Investor M Shares. For the six month period ended June 30, 2016, the waiver or reimbursement was $56,418.

From May 1, 2016 through April 30, 2017, VIA has contractually agreed to waive a portion of its advisory fee (0.08% of daily net assets) for the High Yield Fund. For the six month period ended June 30, 2016, the amount of this waiver was $143,186.

For the Index Funds, VTA has contractually agreed to waive a portion of its fees (0.05% of daily net assets) of the T Shares beginning March 1, 2013 through June 30, 2016. For the six month period ended June 30, 2016, the amount of this waiver for the Core Bond Index Fund was $412,803, 500 Stock Index Fund was $211,333, Broad Market Index Fund was $199,833, Mid/Small Company Index Fund was $158,449, and Overseas Equity Index Fund was $94,803.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

T. Rowe Price Associates, Inc. (“T. Rowe Price”) voluntarily waives a portion of its aggregate subadvisory fees for the Growth & Income, Equity Income and Growth Funds. These voluntary fee waivers were first implemented for the Growth & Income and Equity Income Funds on May 1, 2003 and the Growth Fund on October 5, 2015. The fee for each fund managed by T. Rowe Price is voluntarily reduced by the following percentages, which are determined based on the total amount of assets managed by T. Rowe Price for the Company: a 2.5% waiver on the first $500 million in total assets provided the total amount of assets managed by T. Rowe Price is between $250 and $500 million and a 5% waiver on total assets above $500 million. For the six month period ended June 30, 2016, the fee waiver for the Equity Income Fund totaled $40,135, the fee waiver for Growth & Income Fund totaled $31,462, and the fee waiver for Growth Fund totaled $33,515.

Southeastern Asset Management, Inc. voluntarily agreed to waive a portion of its subadvisory fee for the Equity Income Fund and Aggressive Opportunities Fund and charge a flat fee of 0.28% and 0.34%, respectively, on all assets starting on September 30, 2015. For the six month period ended June 30, 2016, the fee waiver for the Aggressive Opportunities Fund totaled $174,855, and the fee waiver for Equity Income Fund totaled $569,156.

Systematic Financial Management, LP voluntarily agreed to waive a portion of its subadvisory fee for the Select Value Fund and charge a flat fee of 0.15% on all assets starting on May 1, 2015. For the six month period ended June 30, 2016, the fee waiver totaled $7,396.

Wellington Management Company, LLP voluntarily agreed to waive a portion of its subadvisory fee for the Discovery Fund by waiving 0.10% on all assets starting on September 18, 2015. For the six month period ended June 30, 2016, the fee waiver totaled was $47,847.

6.	Investment Portfolio Transactions

Purchases and sales of investments, exclusive of short-term securities, for each fund for the six month period ended June 30, 2016 were as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases at Cost	Sales Proceeds	Purchases at Cost	Sales Proceeds
Low Duration Bond	$152,873,961	$113,138,495	$227,762,725	$273,866,409
Inflation Focused	132,249,482	132,942,711	8,802,523	16,186,018
High Yield	—	—	108,039,585	109,163,826
Equity Income	—	—	228,130,559	408,027,280
Growth & Income	—	—	186,066,673	237,886,902
Growth	—	—	898,132,285	825,985,350
Select Value	—	—	314,164,745	334,077,034
Aggressive Opportunities	—	—	266,441,107	304,664,159
Discovery	66,305,672	80,045,518	162,920,168	181,364,400
International	—	—	354,032,466	387,193,288
Diversifying Strategies	139,470,938	122,526,293	282,939,537	322,228,120
Core Bond Index	273,179,482	295,750,186	726,613,884	770,965,245
500 Stock Index	—	—	50,928,395	19,934,981
Broad Market Index	—	—	23,594,110	39,300,259
Mid/Small Company Index	—	—	73,985,240	93,077,278
Overseas Equity Index	—	—	9,713,898	29,705,711
Model Portfolio Conservative Growth	—	—	22,616,296	42,778,789
Model Portfolio Traditional Growth	—	—	50,813,251	118,340,338
Model Portfolio Long-Term Growth	—	—	61,770,127	134,321,958
Model Portfolio Global Equity Growth	—	—	23,273,060	59,233,160
Milestone Retirement Income	—	—	11,634,002	33,361,353
Milestone 2010	—	—	10,001,307	31,570,001
Milestone 2015	—	—	18,578,137	62,809,949
Milestone 2020	—	—	41,951,799	72,627,051
Milestone 2025	—	—	44,156,105	60,758,896

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

	U.S. Government Obligations		Other Securities
Fund	Purchases at Cost	Sales Proceeds	Purchases at Cost	Sales Proceeds
Milestone 2030	$—	$—	$39,023,627	$53,891,878
Milestone 2035	—	—	32,890,299	34,922,899
Milestone 2040	—	—	30,862,987	32,838,571
Milestone 2045	—	—	21,453,397	14,117,615
Milestone 2050	—	—	16,887,795	5,201,707
Milestone 2055	—	—	600,683	100,875

7.	Portfolio Securities Loaned

Certain funds lend securities to approved borrowers to seek to earn additional income. As of June 30, 2016 certain funds had loaned securities, which were collateralized by cash or other forms of collateral at least equal to the market value of the securities loaned as provided for in the Company’s Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A. The funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. The fund may terminate a loan at any time and generally expects to receive the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

The funds will be indemnified by the custodian for securities lending programs conducted through the custodian if, at the time of a default by a borrower, some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the funds’ accounts securities of the same number, issue, type, class and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the funds’ accounts an amount equal to the market value of the unreturned loaned securities. For purposes of calculating the amount of credit to a fund’s account, the market value of U.S. securities will be determined as of the date on which the custodian posts the credit to the fund and the market value of the U.S. securities may be more or less than it was on the date the securities were due to be returned to the fund.

For non-U.S. securities, the market value of the securities to be credited to a fund is determined as of the date the securities were due to be returned to the fund.

The market value of the securities on loan and the value of the related collateral as of June 30, 2016, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	$3,295,045	$3,361,072	102%
Inflation Focused	5,108,817	5,218,783	102%
High Yield	26,090,928	26,649,730	102%
Equity Income	78,005,437	80,173,483	103%
Growth & Income	54,915,659	56,225,337	102%
Growth	54,021,306	55,210,313	102%
Select Value	12,428,926	12,722,477	102%
Aggressive Opportunities	59,825,844	61,297,417	102%
Discovery	22,611,341	23,163,438	102%
International	51,919,450	54,610,117	105%
Core Bond Index	16,191,264	16,502,355	102%
500 Stock Index	11,077,456	11,338,102	102%
Broad Market Index	26,449,175	27,126,333	103%
Mid/Small Company Index	62,140,776	63,998,231	103%
Overseas Equity Index	13,134,368	13,823,561	105%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Securities Lending Transactions Accounted for as Secured Borrowings

The following table presents the liabilities under the outstanding securities lending transactions of the funds as of June 30, 2016, in accordance with guidance presented in FASB ASU 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). As the securities loans are subject to termination by the funds or the borrower at any time, the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous.

The securities lending transactions are governed by Securities Lending Agency Agreements with the applicable counterparties, which are not considered to be master netting arrangements. As a result, the liabilities associated with the securities lending transactions are not disclosed in Note 4 of the Notes to Financial Statements.

Vantagepoint Fund	Common Stock	Corporate Obligations	Government Related Obligations	Mortgage-Backed Securities	U.S. Treasury Obligations	Total Borrowings
Low Duration Bond	$—	$1,134,029	$2,227,043	$—	$—	$3,361,072
Inflation Focused	—	919,787	—	149,202	4,149,794	5,218,783
High Yield	—	26,649,730	—	—	—	26,649,730
Equity Income	80,173,483	—	—	—	—	80,173,483
Growth & Income	56,225,337	—	—	—	—	56,225,337
Growth	55,210,313	—	—	—	—	55,210,313
Select Value	12,722,477	—	—	—	—	12,722,477
Aggressive Opportunities	61,297,417	—	—	—	—	61,297,417
Discovery	21,416,139	401,195	1,346,104	—	—	23,163,438
International	54,610,117	—	—	—	—	54,610,117
Core Bond Index	—	5,302,834	7,990,707	—	3,208,814	16,502,355
500 Stock Index	11,338,102	—	—	—	—	11,338,102
Broad Market Index	27,126,333	—	—	—	—	27,126,333
Mid/Small Company Index	63,998,231	—	—	—	—	63,998,231
Overseas Equity Index	13,823,561	—	—	—	—	13,823,561

Note: Disaggregation reflects the securities on loan, not the invested collateral.

Ratio of market value on loan in each category is applied to the amount of the liability for securities lending collateral.

8.	Transactions with Affiliated Funds

As of June 30, 2016, the Model Portfolio Funds and Milestone Funds held investments in a number of the other Vantagepoint Funds. The figures presented below represent the percentages of shares outstanding in each of the underlying Vantagepoint Funds owned by the Model Portfolio and Milestone Funds as of June 30, 2016:

Vantagepoint Fund	Model Portfolio Conservative Growth	Model Portfolio Traditional Growth	Model Portfolio Long-Term Growth	Model Portfolio Global Equity Growth	Milestone Retirement Income
Low Duration Bond	21.35%	19.74%	0.00%	0.00%	9.92%
Inflation Focused	8.66%	10.36%	0.00%	0.00%	5.91%
High Yield	16.27%	21.61%	17.47%	0.00%	4.62%
Equity Income	2.02%	8.28%	14.98%	4.34%	1.00%
Growth & Income	2.52%	12.21%	18.77%	5.94%	1.42%
Growth	1.58%	7.68%	11.49%	5.22%	0.50%
Select Value	4.03%	18.81%	37.53%	17.41%	0.27%
Aggressive Opportunities	0.87%	5.01%	10.77%	6.85%	0.11%
Discovery	1.79%	7.15%	12.04%	6.41%	0.22%
International	2.29%	10.52%	20.20%	14.86%	1.19%
Diversifying Strategies	4.59%	17.39%	25.03%	0.00%	2.10%
Core Bond Index	5.80%	15.08%	14.75%	0.00%	3.58%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Vantagepoint Fund	Model Portfolio Conservative Growth	Model Portfolio Traditional Growth	Model Portfolio Long-Term Growth	Model Portfolio Global Equity Growth	Milestone Retirement Income
Mid/Small Company Index	0.00%	0.00%	0.00%	0.00%	1.22%
Overseas Equity Index	0.00%	0.00%	0.00%	32.77%	0.00%

Vantagepoint Fund	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025	Milestone 2030
Low Duration Bond	6.32%	11.09%	12.69%	7.20%	3.67%
Inflation Focused	4.94%	7.30%	6.99%	3.31%	0.84%
High Yield	4.21%	6.90%	9.30%	7.95%	5.93%
Equity Income	0.96%	2.26%	4.08%	4.51%	4.46%
Growth & Income	1.16%	2.72%	4.63%	4.71%	4.09%
Growth	0.62%	1.62%	2.83%	2.89%	2.89%
Select Value	0.13%	0.63%	1.11%	1.16%	1.11%
Aggressive Opportunities	0.05%	0.25%	0.44%	0.46%	0.44%
Discovery	0.11%	0.52%	0.91%	0.95%	0.91%
International	1.09%	2.71%	4.87%	4.98%	5.14%
Diversifying Strategies	2.25%	5.79%	9.95%	9.52%	8.10%
Core Bond Index	3.19%	5.88%	8.38%	6.92%	4.67%
Mid/Small Company Index	1.20%	2.34%	4.16%	4.68%	4.69%
Overseas Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%

Vantagepoint Fund	Milestone 2035	Milestone 2040	Milestone 2045	Milestone 2050	Milestone 2055
Low Duration Bond	0.60%	0.00%	0.00%	0.00%	0.00%
Inflation Focused	0.22%	0.00%	0.00%	0.00%	0.00%
High Yield	2.82%	1.55%	0.50%	0.22%	0.00%
Equity Income	3.67%	4.05%	2.11%	0.97%	0.01%
Growth & Income	3.09%	3.18%	1.40%	0.62%	0.00%
Growth	2.30%	2.34%	1.22%	0.54%	0.00%
Select Value	0.91%	0.94%	0.46%	0.21%	0.00%
Aggressive Opportunities	0.36%	0.37%	0.18%	0.08%	0.00%
Discovery	0.74%	0.77%	0.38%	0.17%	0.00%
International	4.11%	4.29%	2.06%	0.92%	0.01%
Diversifying Strategies	5.73%	5.44%	2.56%	1.14%	0.01%
Core Bond Index	2.57%	1.21%	0.04%	0.00%	0.00%
Mid/Small Company Index	4.02%	4.29%	2.14%	0.96%	0.01%
Overseas Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%

9.	Control Persons and Principal Holders of Securities

A majority of the voting shares of each fund are held either directly, or indirectly through the Model Portfolio Funds and the Milestone Funds, by VantageTrust, a group trust sponsored and maintained by VantageTrust Company, LLC (“Trust Company”), 777 N. Capitol Street, N.E., Washington, DC 20002. VantageTrust was established for the purpose of holding and investing the assets of public sector retirement and deferred compensation plans. The Trust Company, a New Hampshire non-depository banking company, has the power to vote the shares of the funds directly held by VantageTrust and pursuant to the proxy voting policies adopted by the Company’s Adviser (“Adviser”), the Adviser generally will seek instructions from the board of directors of the Trust Company on how to vote the shares of the underlying Funds held by the Model Portfolio Funds and the Milestone Funds, and will cast such votes in accordance with the instructions received. The Trust Company, therefore, directly or indirectly has the power to vote more than 25% of each fund’s voting securities (other than Milestone 2055 Fund) and is therefore considered a “control person” of the funds for purposes of the 1940 Act. Both the Trust Company and the Funds’ Adviser are wholly owned subsidiaries of ICMA-RC. As a control person of each fund (other than the Milestone 2055

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Fund), the Trust Company has the ability to control the outcome of matters submitted to the vote of shareholders. The following represents the percentage of total shares outstanding in each of the funds held, directly or indirectly, by VantageTrust as of June 30, 2016:

Fund	% owned by VantageTrust
Low Duration Bond	80.82%
Inflation Focused	79.90%
High Yield	88.43%
Equity Income	92.04%
Growth & Income	85.88%
Growth	94.79%
Select Value	92.88%
Aggressive Opportunities	95.72%
Discovery	96.79%
International Fund	86.53%
Diversifying Strategies	89.07%
Core Bond Index	89.65%
500 Stock Index	93.09%
Broad Market Index	78.40%
Mid/Small Company Index	90.07%
Overseas Equity Index	95.08%
Model Portfolio Conservative Growth	87.53%
Model Portfolio Traditional Growth	92.90%
Model Portfolio Long-Term Growth	95.85%
Model Portfolio Global Equity Growth	95.09%
Milestone Retirement Income	76.69%
Milestone 2010	81.61%
Milestone 2015	85.28%
Milestone 2020	87.69%
Milestone 2025	87.79%
Milestone 2030	85.13%
Milestone 2035	85.62%
Milestone 2040	85.42%
Milestone 2045	81.12%
Milestone 2050	79.77%

Principal Holders. Below are the names, addresses, and percentage of ownership of each person (or entity) that owns of record or is known to own beneficially 5% or more of any class of any fund’s outstanding shares as of June 30, 2016:

Name	Address	Fund and Class	Percentage Owned
VantageTrust	777 N. Capitol Street, NE Washington, DC 20002	Low Duration Bond Fund—T Shares	86.27%
		Inflation Focused Fund—T Shares	82.81%
		High Yield Fund—T Shares	88.43%
		Equity Income Fund—T Shares	93.82%
		Growth & Income Fund—T Shares	87.25%
		Growth Fund—T Shares	95.70%
		Select Value Fund—T Shares	94.16%
		Aggressive Opportunities Fund—T Shares	98.17%
		Discovery Fund—T Shares	97.43%
		International Fund—T Shares	87.71%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Name	Address	Fund and Class	Percentage Owned
		Diversifying Strategies Fund—T Shares	89.07%
		Core Bond Index Fund—T Shares	91.66%
		500 Stock Index Fund—T Shares	100.00%
		Broad Market Index Fund—T Shares	84.15%
		Mid/Small Company Index Fund—T Shares	95.30%
		Overseas Index Fund—T Shares	98.33%
		Model Portfolio Conservative Growth Fund—TM Shares	100.00%
		Model Portfolio Traditional Growth Fund—TM Shares	100.00%
		Model Portfolio Long-Term Growth Fund—TM Shares	100.00%
		Model Portfolio Global Equity Growth Fund—TM Shares	100.00%
		Milestone Retirement Income Fund—TM Shares	100.00%
		Milestone 2010 Fund—TM Shares	100.00%
		Milestone 2015 Fund—TM Shares	100.00%
		Milestone 2020 Fund—TM Shares	100.00%
		Milestone 2025 Fund—TM Shares	100.00%
		Milestone 2030 Fund—TM Shares	100.00%
		Milestone 2035 Fund—TM Shares	100.00%
		Milestone 2040 Fund—TM Shares	100.00%
		Milestone 2045 Fund—TM Shares	100.00%
		Milestone 2050 Fund—TM Shares	100.00%

State College Borough General Employees Pension Plan	243 South Allen Street State College, PA 16801	International Fund—Investor Shares	22.79%
		Low Duration Bond—Investor Share	13.74%
		Mid/Small Company Index Fund—Class II	32.41%
		500 Stock Index Fund—Class II	39.07%
		Core Bond Index Fund—Class II	16.68%

State College Borough Police Pension Plan	243 South Allen Street State College, PA 16801	International Fund—Investor Shares	24.72%
		Low Duration Bond—Investor Share	14.90%
		Mid/Small Company Index Fund—Class II	35.15%
		500 Stock Index Fund—Class II	42.38%
		Core Bond Index Fund—Class II	18.10%

Prudential Retirement Insurance and Annuity Company	One Commercial Plaza 280 Trumbull Street Hartford, CT 06103-3599	Growth & Income Fund—T Shares	6.12%
		Broad Market Index Fund—T Shares	15.85%
		Inflation Focused Fund—T Shares	10.08%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Name	Address	Fund and Class	Percentage Owned
John Hancock Trust Company LLC	690 Canton ST STE 100 Westwood MA 02090-2324

Aggressive Opportunities Fund—Investor Shares

International Fund—Investor Shares

Growth Fund—Investor Shares

Growth & Income Fund—Investor Shares

Equity Income Fund—Investor Shares

Broad Market Index Fund—Class I Shares

Inflation Focused Fund—Investor Shares

Discovery Fund—Investor Shares

Select Value Fund—Investor Shares

Milestone 2030 Fund—Investor M Shares

Milestone 2040 Fund—Investor M Shares

			11.59% 13.99% 6.47% 12.66% 10.02% 13.92% 13.82% 32.96% 10.22% 5.43% 6.24%

ICMA-RC	777 N. Capitol Street NE Washington, DC 20002	Milestone 2055—Investor M and TM Shares	100.00%

County of Sacramento	700 H Street Suite 4667 Sacramento, CA 95814

Milestone 2015 Fund—Investor M Shares

Milestone 2020 Fund—Investor M Shares

Milestone 2025 Fund—Investor M Shares

Milestone 2030 Fund—Investor M Shares

Milestone 2035 Fund—Investor M Shares

Milestone 2040 Fund—Investor M Shares

Milestone 2045 Fund—Investor M Shares

Mid/Small Company Index Fund—Class II

Overseas Equity Index Fund—Class II

			6.06% 9.00% 13.22% 13.85% 20.25% 19.36% 25.39% 5.31% 12.45%

Orange County Library District	101 East Central Blvd. Orlando, FL 32801	Overseas Equity Index Fund—Class II Mid/Small Company Index Fund—Class II Broad Market Index Fund—Class II	72.91% 10.40% 35.00%

Town of Concord	P.O. Box 535 Concord, MA 01742	Milestone 2030 Fund—Investor M Shares	11.88%

City of Gaithersburg	31 South Summit Ave. Gaithersburg, MD 20887	Model Portfolio Long-Term Growth Fund—Investor M Shares	9.07%

Town of Groton	45 Fort Mill Rd. Groton, CT 06340	Model Portfolio Conservative Growth Fund—Investor M Shares Model Portfolio Traditional Growth Fund—Investor M Shares	8.50% 5.99%

Town of Bloomfield	800 Bloomfield Ave. Bloomfield, CT 06002	Core Bond Index Fund—Class II 500 Stock Index Fund—Class II Inflation Focused Fund—Investor M Shares	5.99% 7.11% 5.99%

County of Loudon	1 Harrison St. SE Leesburg, VA 20177	Milestone 2045 Fund—Investor M Class	8.26%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Name	Address	Fund and Class	Percentage Owned
Meridian Charter Township	5151 Marsh Road Okemos, MI 48864	Milestone Retirement Income Fund—Investor M Class	6.02%

Lancaster County	County-City Building 555 S. 10th Street Lincoln, NE 68508	Milestone Retirement Income Fund—Investor M Class	6.09%

City of Port St. Lucie	121 S.W. Port St. Lucie Blvd Port St. Lucie, FL 34984	Core Bond Index Fund—Investor Shares Broad Market Index Fund—Investor Shares	25.19% 44.01%

City of Mill Valley	26 Corte Madera Avenue Mill Valley, CA 94941	Model Portfolio Conservative Growth Fund—Investor M Shares	10.68%

10.	Rebates of Brokerage Commissions

VIA has entered into agreements with brokers whereby the brokers will rebate a portion of the funds’ brokerage commissions on behalf of certain funds. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Statements of Operations. For the six month period ended June 30, 2016, the funds recaptured the following amounts of brokerage commissions:

Fund	Recaptured Brokerage Commissions
Equity Income	$2,734
Growth & Income	16,752
Growth	93,115
Select Value	46,356
Aggressive Opportunities	34,908
Discovery	4,587
International	112,210

11.	Subsequent Events

Management has evaluated events or transactions that may have occurred since June 30, 2016 through the date of this report, that would merit recognition or disclosure in the financial statements. Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that required disclosure.

12.	Capital Stock Authorization

The Company’s Amended Declaration of Trust permits it to issue an unlimited number of full and fractional shares of beneficial interest of each fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that fund without thereby changing the proportionate beneficial interests in that fund and to divide such shares into classes. Each share of a class of a fund represents an equal proportional interest in the fund with each other share in the same class.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

13.	Tax Disclosure

The Company received updated information concerning the tax character of distributions made by certain issuers during 2015, and as a result, pursuant to Section 852 of the Internal Revenue Code, has modified its reported designation of capital gain dividends for the year ended December 31, 2015, as follows:

Fund	Long Term Capital Gain Dividend
Growth & Income	$151,051,692
Growth	346,704,839
Select Value	41,979,350
Discovery	7,299,956
500 Stock Index	12,705,194
Broad Market Index	14,466,556
Mid/Small Company Index	70,979,575
Model Portfolio Conservative Growth	27,900,148
Model Portfolio Traditional Growth	99,589,344
Model Portfolio Long-Term Growth	182,644,727
Model Portfolio Global Equity Growth	99,927,152
Milestone Retirement Income	10,788,963
Milestone 2010	12,064,049
Milestone 2015	27,701,382
Milestone 2020	43,935,278
Milestone 2025	40,035,764
Milestone 2030	36,210,891
Milestone 2035	28,311,072
Milestone 2040	30,556,636
Milestone 2045	10,982,319
Milestone 2050	3,312,868

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited)

A.	Subadviser Fees

Presented below are the fees paid by each fund to subadvisers during the fund’s six month period ended June 30, 2016. Fees are shown as an annual percentage of average net assets under management. The total dollars below represent amounts paid to subadvisers for services performed during the period October 1, 2015 through March 31, 2016.

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)	Dollars Paid
Low Duration Bond	Brookfield Investment Management Inc.	0.20%	$44,256
	Payden & Rygel	0.09%	182,345
	Schroder Investment Management North America Inc. (1)	0.17%	289,786

Inflation Focused	AllianceBernstein L.P.	0.19%	97,695
	Pacific Investment Management Company, LLC	0.20%	204,798
	BlackRock Financial Management, Inc.	0.11%	112,031

High Yield	Oaktree Capital Management, L.P.	0.50%	445,207
	Western Asset Management Company (2)	0.20%	177,269

Equity Income	T. Rowe Price Associates, Inc.	0.31%	959,746
	Southeastern Asset Management, Inc.	0.28%	669,950
	SSGA Funds Management, Inc.	0.03%	48,579
	Wellington Management Company LLP	0.25%	674,570

Growth & Income	Fiduciary Management, Inc. (3)	0.42%	1,037,608
	T. Rowe Price Associates, Inc.	0.36%	745,225
	Wellington Management Company LLP	0.25%	896,063

Growth	Columbus Circle Investors	0.32%	860,265
	Fred Alger Management, Inc.	0.33%	848,996
	T. Rowe Price Associates, Inc.	0.36%	728,501
	Westfield Capital Management Company, L.P.	0.32%	1,060,987

Select Value	Artisan Partners Limited Partnership	0.55%	190,875
	Iridian Asset Management LLC	0.75%	156,499
	Systematic Financial Management L.P.	0.23%	56,401
	WEDGE Capital Management L.L.P.	0.52%	332,026
	Wells Capital Management Inc.	0.31%	109,901

Aggressive Opportunities	Southeastern Asset Management, Inc.	0.34%	240,548
	SSGA Funds Management, Inc.	0.03%	47,662
	TimesSquare Capital Management, LLC	0.50%	726,349
	Wells Capital Management, Inc.	0.44%	519,177

Discovery	Payden & Rygel	0.15%	147,209
	Wellington Management Company LLP	0.51%	448,098

International	Artisan Partners Limited Partnership	0.64%	920,789
	GlobeFlex Capital, L.P.	0.40%	924,919
	Mondrian Investment Partners Limited	0.43%	1,200,314
	Walter Scott & Partners Limited	0.50%	860,846

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)	Dollars Paid
Diversifying Strategies	Oaktree Capital Management, L.P.	0.50%	$443,915
	Payden & Rygel (Low Duration)	0.10%	114,078
	Payden & Rygel (Enhanced Equity)	0.15%	203,436
	Shenkman Capital Management, Inc.	0.38%	355,750
	SSGA Funds Management, Inc.	0.07%	16,139

Core Bond Index	Mellon Capital Management Corporation	0.01%	84,729

500 Stock Index	Mellon Capital Management Corporation	0.01%	45,134

Broad Market Index	Mellon Capital Management Corporation	0.01%	58,810

Mid/Small Company Index	Mellon Capital Management Corporation	0.01%	49,323

Overseas Equity Index	Mellon Capital Management Corporation	0.04%	76,335

(1)	Effective January 1, 2016, the fee schedule charged by Schroder Investment Management North America Inc. to the Low Duration Bond Fund was amended and he percentage shown above represents a blended rate of the previous fee schedule and the current fee schedule.

(2)	Western Asset Management Company Limited (“Western Limited”) serves as a sub-subadviser to the portion of the High Yield Fund managed by Western Asset Management Company (“Western”). The fee paid to Western Limited under the sub-subadvisory agreement between Western and Western Limited is paid by Western and not by the High Yield Fund.

(3)	Effective January 28, 2016, the fee schedule charged by Fiduciary Management, Inc. to the Growth & Income Fund was amended and the percentage shown above represents a blended rate of the previous fee schedule and the current fee schedule.

B.	Directors’ Considerations of Investment Advisory and Subadvisory Agreement

The following relates to the consideration by the Board of Directors (“Directors” or “Board”) of The Vantagepoint Funds (“Company”), during the period beginning January 1, 2016 through June 30, 2016, of the approval of the Master Investment Advisory Agreements (“Advisory Agreement” or “Advisory Agreements”) between VIA and each series of the Company, except for the Milestone 2055 Fund (each series, a “Fund” and collectively, the “Funds”), and certain Investment Subadvisory Agreements (“Subadvisory Agreement” or “Subadvisory Agreements”) for the Funds.

Annual Consideration of the Advisory Agreements and Certain Subadvisory Agreements

At a meeting held on January 28, 2016 (“January Meeting”), the Board, including a majority of the Directors who are not “interested persons” as defined in the Investment Company Act of 1940 (“Independent Directors”), approved the continuance of the Advisory Agreements between VIA and each Fund. In addition, the Board, including a majority of the Independent Directors, approved the continuance of the Subadvisory Agreements with respect to the following subadvisers and Funds (may be referred to collectively as the “Sub-Advised Funds”): Artisan Partners Limited Partnership (International Fund); BlackRock Financial Management, Inc. (Inflation Focused Fund); Columbus Circle Investors (Growth Fund); GlobeFlex Capital, LP (International Fund); Mellon Capital Management Corporation (“Mellon”) (Index Funds)1; Mondrian Investment Partners Limited (International Fund); Oaktree Capital Management, L.P. (“Oaktree”) (Diversifying Strategies and High Yield Funds); Pacific Investment Management Company, LLC (“PIMCO”) (Inflation Focused Fund); Payden & Rygel (Low Duration Bond, Discovery and Diversifying Strategies Funds); Schroder Investment Management North America Inc. (Low Duration

[1]	For purposes of this discussion, the term “Index Funds” refers to the Core Bond Index Fund, 500 Stock Index Fund, Broad Market Index Fund, Mid/Small Company Index Fund and Overseas Equity Index Fund.

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Additional Information (Unaudited) — (Continued)

Bond Fund); Shenkman Capital Management, Inc. (Diversifying Strategies Fund); Southeastern Asset Management, Inc. (Aggressive Opportunities and Equity Income Funds); SSGA Funds Management, Inc. (“SSGA”) (Aggressive Opportunities, Diversifying Strategies and Equity Income Funds); T. Rowe Price Associates, Inc. (Equity Income and Growth & Income Funds); TimesSquare Capital Management, LLC (Aggressive Opportunities Fund); Walter Scott & Partners Limited (“Walter Scott”) (International Fund); WEDGE Capital Management LLP (Select Value Fund); Wellington Management Company LLP (Discovery, Equity Income and Growth & Income Funds); Wells Capital Management Inc. (Aggressive Opportunities Fund); Western Asset Management Company (“Western”) (High Yield Fund)2; and Westfield Capital Management Company, L.P. (Growth Fund).

In reaching its decisions, the Board considered the information furnished and discussed throughout the year at regularly scheduled Board or Committee meetings, as applicable, and reviewed and considered the information provided specifically in relation to the annual consideration of the approval of the Advisory Agreements and Subadvisory Agreements.

Information furnished in connection with Board or Investment Committee meetings throughout the year included, among other things, VIA’s analysis of, and presentations given by VIA on, each Fund’s investment performance and the investment performance of the subadvisers, the strategies being used to achieve stated objectives and various reports on the monitoring of the subadvisers, compliance and other services provided by VIA and its affiliates. In preparation for the January Meeting, the Directors requested and received information compiled by Broadridge Inc. (“Broadridge”), an independent provider of investment company data, on: (i) the investment performance over various time periods of each Fund as compared to a group of comparable funds determined by Broadridge (“Broadridge peer group”)3; and (ii) the fees and expenses of each Fund as compared to a group of comparable funds determined by Broadridge (“Broadridge expense group”). Additionally, in response to specific requests from the Independent Directors in connection with the January Meeting, VIA furnished, and the Board considered, a wide variety of information and reports concerning VIA and the subadvisers, including: (1) the nature, extent and quality of services provided to the Funds by VIA (and its affiliates) and by the subadvisers; (2) the level of the advisory and subadvisory fees that are charged to each Fund and a comparison with the fees charged to other clients; (3) profitability information of VIA and its affiliate, Vantagepoint Transfer Agents, LLC (“VTA”), and, to the extent made available, certain profitability information of the subadvisers; and (4) VIA’s and each subadviser’s compliance program. The Board also considered information related to potential “fall out” or ancillary benefits enjoyed by VIA or its affiliates and the subadvisers as a result of their relationships with the Funds. In addition to evaluating, among other things, the written information provided by VIA, the Board also considered the answers to questions posed by the Board to representatives of VIA at the January Meeting.

In considering the information and materials described above, the Independent Directors received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreements and Subadvisory Agreements for all of the Funds were considered at the same Board meeting, the Directors considered each Fund separately. In view of the broad scope and variety of factors and information, the Directors did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Advisory Agreements and Subadvisory Agreements for an additional year. Rather, the approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decision to approve the Advisory Agreements and Subadvisory Agreements.

[2]	The Board, including a majority of the Independent Directors, also approved the continuance of the Investment Sub-Subadvisory Agreement (“Sub-Subadvisory Agreement”) between Western and its affiliate, Western Asset Management Company Limited (“Western Limited”), whereby Western Limited serves as a sub-subadviser with respect to the portion of the High Yield Fund managed by Western. For purposes of this discussion, references to the “Subadvisory Agreements” includes the Sub-Subadvisory Agreement and references to the subadvisers includes both Western and Western Limited, as applicable.

[3]	With respect to the Index Funds, at the request of VIA, only other passively managed (pure) index funds were included in each Fund’s Broadridge peer group.

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Additional Information (Unaudited) — (Continued)

Nature, Extent and Quality of Services. In examining the nature, extent and quality of the services to be provided by VIA, the Directors considered the qualifications, experience and capability of VIA’s management and other personnel and the extent of care and conscientiousness with which VIA performs its duties. In this regard, the Directors considered, among other matters: (a) the asset allocation services provided, and the monitoring of the performance of the underlying funds performed, by VIA with respect to the Model Portfolio Funds4 and the Milestone Funds5; (b) the subadviser selection process and fee negotiation process whereby VIA seeks to achieve an appropriate and competitive level of fee and fee structure, and VIA’s on-going monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure; (c) the process by which VIA evaluates and monitors the subadvisers, including with respect to portfolio security brokerage and trading practices; (d) VIA’s process for identifying instances where it may be appropriate to replace a subadviser, reallocate assets, or both, and its process with regard to the efficient and economical implementation of such changes; (e) the cash management services provided to the Sub-Advised Funds; and (f) the nature of the non-investment advisory services provided to the Funds, such as the supervision of the Funds’ other third-party service providers by VIA or its affiliates.

The Board also considered the nature, extent and quality of the services provided to the Funds by VIA’s affiliates, including transfer agency and distribution services. The Board took into account the types of shareholder services provided by VTA in order to satisfy the needs of the Funds’ shareholders.

In addition, the Directors considered information provided by VIA regarding the overall financial strength of VIA and its affiliates and considered the resources and staffing in place with respect to the services provided to the Funds.

With respect to the nature, extent and quality of the investment advisory services provided by each subadviser to the Sub-Advised Funds, the Directors considered each subadviser’s investment performance in managing the assets allocated to it, including in the context of the subadviser’s role within the applicable Fund. The Directors also considered the experience and capability of the subadviser’s management and other personnel responsible for the portfolio management of the applicable Fund and compliance with the Fund’s investment policies and restrictions. In addition, the Directors considered the favorable assessment provided by VIA as to the nature and quality of the services provided by each subadviser to the Sub-Advised Funds and the ability of each subadviser to fulfill its contractual obligations with respect to the Sub-Advised Funds.

Based on the totality of the information considered, the Directors concluded that the Funds were likely to benefit from the nature, extent and quality of VIA’s and the subadvisers’ services, as applicable, as well as the services of VIA’s affiliates, and that VIA and its affiliates, as well as the subadvisers, have the ability to continue to provide these services based on their respective experience, operations and current resources.

Investment Performance. The Board placed emphasis on the investment performance of each of the Funds. While consideration was given to performance reports provided in connection with, and discussions held at, prior Board or Investment Committee meetings, as applicable, particular attention was given to the performance reports provided specifically in connection with the January Meeting. In particular, the Directors reviewed the performance of each Fund over a ten-year period ending June 30, 2015, or shorter period, as applicable based on a Fund’s inception date, relative to its stated investment objective, benchmark and Broadridge peer group. The Directors also considered updated performance information for each Fund relative to its benchmark and, with respect to applicable Funds, its Morningstar, Inc. (“Morningstar”) peer category (“Morningstar peer group”), through October 31, 2015.

In reviewing the performance of the Funds, the Directors considered that for each of the one-year period and three-, five- and ten-year cumulative periods ended June 30, 2015, or shorter periods, as applicable based on a Fund’s inception date, the performance of each of the following Funds was in one of the first three quintiles of its Broadridge

[4]

For purposes of this discussion, the term “Model Portfolio Funds” refers to the Model Portfolio Conservative Growth Fund, Model Portfolio Traditional Growth Fund, Model Portfolio Long-Term Growth Fund and Model Portfolio Global Equity Growth Fund (formerly, the Model Portfolio All-Equity Growth Fund).

[5]

For purposes of this discussion, the term “Milestone Funds” refers to the Milestone Retirement Income Fund, Milestone 2010 Fund, Milestone 2015 Fund, Milestone 2020 Fund, Milestone 2025 Fund, Milestone 2030 Fund, Milestone 2035 Fund, Milestone 2040 Fund, Milestone 2045 Fund and Milestone 2050 Fund.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

peer group for all such periods6: Low Duration Bond Fund; High Yield Fund (one-year period only); Growth & Income Fund; Discovery Fund; 500 Stock Index Fund; Broad Market Index Fund (Class II); Mid/Small Company Index Fund (Class II); Overseas Equity Index Fund; Model Portfolio Conservative Growth Fund; Milestone Retirement Income Fund; Milestone 2010 Fund; Milestone 2015 Fund; Milestone 2020 Fund; Milestone 2025 Fund; and Milestone 2030 Fund. In addition, the Directors considered that for the one-year period and three-, five- and ten-year cumulative periods ended June 30, 2015, or shorter period, as applicable based on a Fund’s inception date, the performance of each of the following Funds was in one of the first three quintiles of its Broadridge peer group for all but one of those periods: Inflation Focused Fund; International Fund; Diversifying Strategies Fund; Core Bond Index Fund (Class II); Mid/Small Company Index Fund (Class I); Model Portfolio Long-Term Growth Fund; Model Portfolio Global Equity Growth Fund; Milestone 2035 Fund; Milestone 2040 Fund; Milestone 2045 Fund; and Milestone 2050 Fund (one-year and since inception periods only).

With regard to the performance of the Equity Income Fund relative to its Broadridge peer group, the Board considered that, in order to improve the Fund’s performance, VIA recommended, and the Board approved, changes to the subadvisory structure of the Fund, which were implemented in February 2014 and included a new passively managed U.S. equity strategy, and noted that VIA considered such changes to have been beneficial to the Equity Income Fund since their implementation. The Directors considered that VIA is continuing its research on potential additional enhancements to the Equity Income Fund’s structure to improve the Fund’s performance. The Board also considered that the Equity Income Fund’s performance was in the third and second quintiles of its Broadridge peer group for the two- and three-year periods ended June 30, 2015, respectively; and the Fund outperformed its Morningstar peer group median for the ten-year period ended June 30, 2015. The Board noted VIA’s explanation for the Equity Income Fund’s performance relative to its Broadridge peer group for the one year period ended June 30, 2015.

With regard to the performance of the Growth Fund relative to its Broadridge peer group, the Board considered that, in order to improve the Fund’s performance, VIA recommended, and the Board approved, recent changes to the subadvisory structure of the Fund that were implemented in June 2015 and October 2015.

With regard to the performance of the Select Value Fund relative to its Broadridge peer group, the Board considered that, in order to improve the Fund’s performance, VIA recommended, and the Board approved, changes to the subadvisory structure of the Fund that were implemented in January 2016.

With regard to the performance of the Aggressive Opportunities Fund relative to its Broadridge peer group, the Board considered that, in order to improve the Fund’s performance, VIA recommended, and the Board approved, changes to the subadvisory structure of the Fund, which were implemented in August 2012 and included the addition of a passive mid-capitalization growth strategy, and VIA considered such changes to have been beneficial to the Fund since their implementation. The Directors also considered that the Aggressive Opportunities Fund’s performance was in the third quintile of its Broadridge peer group for the three-year period ended June 30, 2015; and the Fund outperformed its Morningstar peer group median for the three-year period ended June 30, 2015. In addition, the Board noted VIA’s explanation for the Aggressive Opportunities Fund’s performance relative to its Broadridge peer group for the one year period ended June 30, 2015.

With regard to the performance of the Core Bond Index Fund (Class I) and the Broad Market Index Fund (Class I) relative to their respective Broadridge peer groups, the Directors considered. VIA’s explanation regarding the impact on the relative performance of the Class I Shares of each Index Fund of including institutional share classes, which typically have lower fees, in each Fund’s Broadridge peer group, as index fund performance rankings are largely driven by fees. With respect to the performance of the Broad Market Index Fund relative to its Broadridge peer group, the Directors also considered that the performance of the Class I Shares of the Fund was in the third quintile of its

[6]

For purposes of the following discussion, the performance of the Funds refers to the Investor Shares of the Sub-Advised Funds (excluding the Index Funds, the Diversifying Strategies Fund and the High Yield Fund), the Class I and Class II Shares of the Index Funds, the T Shares of the Diversifying Strategies Fund and the High Yield Fund and the Investor M Shares of the Model Portfolio Funds and Milestone Funds.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

Broadridge peer group for the one-year period ended June 30, 2015. In addition, the Board took into consideration VIA’s assessment that each of the Index Funds performed as expected relative to its benchmark when taking into account fees and expenses of the Fund.

With respect to the performance of the Model Portfolio Traditional Growth Fund relative to its Broadridge peer group, the Directors considered VIA’s explanation that the Model Portfolio Traditional Growth Fund’s performance relative to its Broadridge peer group for each of the one-, three-, five- and ten-year periods ended June 30, 2015 was largely due to the Fund’s lower equity allocation compared to its peers over time. The Directors noted that the Model Portfolio Traditional Growth Fund outperformed its Morningstar peer group median for the calendar year-to-date period ended June 30, 2015.

For the Sub-Advised Funds, the Directors also considered VIA’s assessment of the performance record of each subadviser with respect to the assets of the Fund it manages and the reasons supporting VIA’s recommendation to approve each Subadvisory Agreement for an additional one-year period.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board considered the fees payable under each Advisory Agreement and under each Subadvisory Agreement for the Sub-Advised Funds. The Board reviewed the information compiled by Broadridge comparing each Fund’s contractual management fee rate (at common asset levels based on the Fund’s total net assets as of June 30, 2015) and actual management fee rate (which includes the effect of any fee waivers/reimbursements) as a percentage of total assets—these fee rates include advisory, subadvisory and administrative service fees—to other funds in its Broadridge expense group7. Based on the data provided on management fee rates, on a Fund-by-Fund basis, the Board noted that: (i) each Fund’s contractual management fee rate at a common asset level, was at or lower than the median of its Broadridge expense group, except for the High Yield Fund, 500 Stock Index Fund (Class I), Mid/Small Company Index Fund (Class I), each of the Model Portfolio Funds (Investor M), Milestone Retirement Income Fund (Investor M and TM Shares), Milestone 2010 Fund (Investor M), Milestone 2020 Fund (Investor M), and Milestone 2040 Fund (Investor M); and (ii) the actual management fee rate of each Fund was at or lower than the median of its Broadridge expense group, except for the Low Duration Bond Fund (Investor Shares), Inflation Focused Fund (Investor Shares), High Yield Fund, Core Bond Index Fund (Class I), 500 Stock Index Fund (Class I), Broad Market Index Fund (Class I and T Shares), Mid/Small Company Index Fund (Class I), Overseas Equity Index Fund (Class I), each of the Model Portfolio Funds (Investor M), and each share class of each of the Milestone Funds (other than Milestone 2030 Fund (Investor M) and Milestone 2035 Fund (TM Shares)).

With respect to the 500 Stock Index Fund (Class I) and Mid/Small Company Index Fund (Class I), as well as the other Sub-Advised Funds (other than the High Yield Fund and the Broad Market Index Fund (T Shares)), the Directors considered that, based on the data provided, each Fund’s actual advisor fee (advisory and subadvisory fee) as a percentage of average net assets was either at or lower than the median of its Broadridge expense group. With respect to the High Yield Fund, the Board noted that: (i) the Fund’s actual advisor fee as a percentage of average net assets (taking into account the effect of VIA’s current contractual fee waiver of a portion of its advisory fee in place until April 30, 2016 (“Current HY Fee Waiver”)) was 1.8 basis points higher than the median of its Broadridge expense group; and (ii) VIA agreed to continue to contractually waive a portion of its investment advisory fee for the Fund for the period May 1, 2016 through April 30, 2017 (“HY Fee Waiver”). With respect to the Model Portfolio Funds (other than the Model Portfolio Conservative Growth Fund (Investor M) and Model Portfolio Long-Term Growth Fund) and Milestone Funds, the Directors noted that most of the other funds in such Funds’ Broadridge expense groups were subject to a waiver of a portion of their management fees. In addition, the Board considered that the actual total expense ratio of each Model Portfolio Fund and each Milestone Fund was at or lower than the median of its Broadridge expense group and noted VIA’s view that it is more relevant to focus on fees at the total expense level because of disparities across the funds comprising the Broadridge expense groups in terms of the classification of certain fees and expenses.

[7]

All Broadridge expense data for the Funds was based on the June 30, 2015 unaudited semi-annual report data, and actual expense data for such Funds was annualized to reflect a fiscal year end of December 31, 2015. With respect to the Sub-Advised Funds, the Broadridge expense group referred to in this discussion was not limited to funds with subadvisory arrangements.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

The Board also reviewed the information compiled by Broadridge comparing each Fund’s total expense ratio to other funds in its Broadridge expense group. Based on this comparative expense data, the Board noted that the actual total expense ratio for each Fund was at or lower than the median of its Broadridge expense group, except for the High Yield Fund, Core Bond Index Fund (Class I), Mid/Small Company Index Fund (Class I), and Overseas Equity Index Fund (Class I). With respect to the Mid/Small Company Index Fund (Class I), the Board noted that the actual total expense ratio of the Fund as reported by Broadridge was in the third quintile of its Broadridge expense group.

With respect to the High Yield Fund, the actual total expense ratio of the Fund as reported by Broadridge (taking into account the Current HY Fee Waiver) was in the fourth quintile of its Broadridge expense group. The Board considered that: (1) the High Yield Fund’s actual total expense ratio (taking into account the Current HY Fee Waiver) was 1.2 basis points higher than the median of its Broadridge expense group; and (2) VIA agreed to the HY Fee Waiver. With respect to the Core Bond Index Fund (Class I) and Overseas Equity Index Fund (Class I), the actual total expense ratio of such Funds as reported by Broadridge was in the fourth quintile of their respective Broadridge expense groups. The Directors considered VIA’s explanation that the Index Funds (Class I) are more comparable to retail peers from an expense perspective and, that, when the Broadridge expense groups for the Core Bond Index Fund (Class I) and Overseas Equity Index Fund (Class I) are adjusted to exclude institutional funds, the actual total expense ratio for the Core Bond Index Fund (Class I) was at the median of its adjusted Broadridge expense group, and the actual total expense ratio for the Overseas Equity Index Fund (Class I) was lower than the median of its adjusted Broadridge expense group.

The Board also reviewed and considered information about the fee rates charged to other accounts for which VIA’s affiliates provide management and/or investment advisory services, and for which, in some cases, these services are provided in conjunction with administrative and other services, and took into consideration the differences in services performed for such other accounts as compared to their fee rates.

The Directors reviewed information provided by VIA comparing the fees charged by the subadvisers to the Sub-Advised Funds with the fees charged by the subadvisers to comparable funds and accounts (as determined by the subadvisers). With regard to the Sub-Advised Funds, the Directors also considered VIA’s assessment, which was based in part on information provided by the subadvisers, that each subadvisory fee reflects the lowest available fee schedule from the respective subadviser for “like accounts.” For this purpose, the term “like accounts” was used by VIA generally to describe other accounts (including other registered and unregistered investment companies, as applicable) that are managed in the same investment style, with similar service requirements and with similar asset levels as the Fund’s portfolio being managed by the subadviser.

For each Sub-Advised Fund, the Directors also considered VIA’s conclusion, and the reasons supporting VIA’s conclusion, that the compensation payable to each subadviser under its respective Subadvisory Agreement is reasonable, appropriate and fair in light of the nature and quality of the services to be provided to the Fund.

The foregoing comparisons assisted the Directors in determining to approve each Advisory Agreement and Subadvisory Agreement by providing them with a basis for evaluating each Fund’s investment advisory fee and total expense ratio on a relative basis.

Profitability. The Board reviewed the materials it received from VIA regarding its revenues and expenses in connection with the services provided to each Fund and the Company as a whole. The Directors considered information regarding VTA’s revenues and expenses relating to the services it provides to each Fund and the Company as a whole. The materials provided in this regard showed, and the Directors acknowledged, that VIA and VTA experienced positive net margins with respect to certain Funds and did not experience positive net margins with respect to other Funds. The Directors also considered the overall net margin levels of VIA and VTA. With respect to the Sub-Advised Funds, the Directors reviewed the subadviser profitability information to the extent made available, and took into account VIA’s on-going monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, as well as VIA’s assessment that the subadvisory fee rate charged by each subadviser reflects the lowest available fee schedule from the subadviser for like accounts.

Economies of Scale. With respect to whether economies of scale are realized by VIA as a Fund’s assets increase and whether advisory fee levels reflect these economies of scale for the benefit of Fund investors, the Board considered, on a Fund-by-Fund basis, the current level of advisory fee charged and fee structure and concluded that VIA’s fee structure with respect to each Fund was appropriate at this time.

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Additional Information (Unaudited) — (Continued)

With regard to each Sub-Advised Fund, the Directors considered that the fee schedule relating to each Subadvisory Agreement that the Board was being asked to approve (except for the Subadvisory Agreements with Mellon (Core Bond Index and 500 Stock Index Funds), Oaktree (Diversifying Strategies Fund), PIMCO (Inflation Focused Fund), SSGA (Aggressive Opportunities, Equity Income and Diversifying Strategies Funds), Walter Scott (International Fund), and Western and Western Limited (High Yield Fund)) includes breakpoints, and these Sub-Advised Funds and their shareholders will benefit from reduced subadvisory fee rates as the assets managed by the relevant subadviser increase, and that this generally represents a recognition that economies are being passed on by the subadviser to the Fund’s shareholders. The Directors also considered that each Subadvisory Agreement was the product of arm’s-length negotiations. The Directors further considered the appropriateness of each subadvisory fee structure in light of VIA’s assessment that each subadvisory fee reflects the lowest available fee schedule from the respective subadviser for like accounts.

“Fall Out” or Ancillary Benefits. The Board considered whether there were any “fall-out” or ancillary benefits that may accrue to VIA and its affiliates and the subadvisers as a result of their relationships with the Funds. The Directors considered VIA’s explanation that fall-out benefits may accrue to VIA or its affiliates as a result of research conducted and advisory services provided to the Funds, including through exposure to the Funds’ subadvisers and their investment research, insight, management styles, investment strategies, resources and personnel. The Directors also considered VIA’s explanation that the knowledge, experience, exposure and relationships gained from managing the Funds’ assets and working with the subadvisers on behalf of the Funds may improve the quality of advisory services provided by VIA to clients of VIA’s parent company and may enhance the experience, skills and reputations of VIA and its investment professionals within the investment management industry. With regard to the subadvisers, the Board considered that certain subadvisers may experience benefits due to their relationships with the Funds, which include reputational and marketing benefits, and may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Directors noted that the subadvisers are required to select brokers that meet the Funds’ requirements for seeking best execution, and that VIA monitors and evaluates the subadvisers’ trade execution with respect to the Funds’ brokerage transactions on a regular basis and provides reports to the Board in this regard. The Board concluded that the benefits accruing to VIA and its affiliates and to the subadvisers by virtue of their relationships to the Funds appeared to be reasonable.

After evaluation of the performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by VIA and each subadviser, the Board concluded that the level of fees to be paid to VIA with respect to each Fund, and each subadviser with respect to the Sub-Advised Funds, is reasonable.

In summary, based on the various considerations discussed above, the Board determined that approval of the Advisory Agreement with respect to each Fund and the Subadvisory Agreement with respect to each Sub-Advised Fund was in the best interests of the applicable Fund. As a result, the Board, including a majority of the Independent Directors, approved each Advisory Agreement and Subadvisory Agreement.

Vantagepoint Growth & Income Fund

Approval of Amended Fee Schedule and Continuance of Subadvisory Agreement

Also at the January Meeting, VIA recommended, and the Board, including a majority of the Independent Directors, approved an amendment to the fee schedule (“Amended FMI Fee Schedule”) to the existing Investment Subadvisory Agreement between the Company, on behalf of the Vantagepoint Growth & Income Fund (“G&I Fund”), VIA and Fiduciary Management, Inc. (“FMI”), which provided for an increase in the rate of the subadvisory fee payable to FMI and became effective on January 28, 2016 (“FMI Subadvisory Agreement”). Also at the January Meeting, VIA recommended, and the Board, including a majority of the Independent Directors, approved the continuance of the FMI Subadvisory Agreement, with the Amended FMI Fee Schedule, for an additional year.

In determining whether to approve the Amended FMI Fee Schedule and the continuance of the FMI Subadvisory Agreement, the Directors considered the information furnished and discussed throughout the year at regularly scheduled Board or Committee meetings, as applicable, and reviewed and considered the information provided specifically in relation to consideration of such approvals and the discussions held with personnel of VIA and a

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

representative of FMI, as well as a variety of factors. Information furnished in connection with such meetings included, among other things, VIA’s analysis of the investment performance of FMI and various reports on the monitoring of FMI.

In connection with the January Meeting, VIA furnished, and the Board considered, a variety of information and reports concerning FMI, including: (1) VIA’s rationale for recommending approval of the Amended FMI Fee Schedule and continuance of the FMI Subadvisory Agreement; (2) the nature, extent and quality of the services that FMI provides to the G&I Fund; (3) the level of subadvisory fees to be charged to the G&I Fund by FMI under the Amended FMI Fee Schedule and comparative data regarding: (a) the fees FMI charges to other clients utilizing a large capitalization (“large cap”) equity strategy, and (b) the fees charged by a group of U.S. separate account investment managers utilizing a large cap core equity strategy, which was based on an independent third-party source (“Large Cap Separate Account Peer Group”); (4) performance information for FMI and such performance compared to a relevant benchmark and peer group; (5) the G&I Fund’s expected overall investment advisory fee and projected total expense ratio compared to a group of comparable funds (“Broadridge G&I Expense Group”) determined by Broadridge, taking into account the Amended FMI Fee Schedule; (6) profitability information provided by FMI; and (7) FMI’s compliance program. The Board also considered information related to potential “fall out” or ancillary benefits enjoyed by FMI as a result of its relationship with the G&I Fund.

In considering the information and materials described above, the Independent Directors received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements.

In view of the scope and variety of factors and information, the Directors did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Amended FMI Fee Schedule and continuation of the FMI Subadvisory Agreement. Rather, the approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors taken in their entirety.

Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decision to approve the Amended FMI Fee Schedule and the continuance of the FMI Subadvisory Agreement.

Nature, Extent and Quality of Services. With respect to the nature, extent and quality of the investment advisory services provided by FMI, the Directors considered such subadviser’s investment performance in managing the assets allocated to it, including in the context of the subadviser’s role within the G&I Fund. The Directors also considered the experience and capability of FMI’s management and other personnel responsible for the portfolio management of the G&I Fund. In addition, the Directors considered the favorable assessment provided by VIA as to the nature and quality of the services provided by FMI to the G&I Fund. The Directors concluded that the G&I Fund was likely to continue to benefit from the nature, extent and quality of FMI’s services, and that FMI has the ability to continue to provide these services based on its experience, operations and current resources.

Investment Performance. The Directors reviewed the investment performance information provided by VIA for FMI, and considered this performance information versus a relevant benchmark and peer group (which was based on information provided by an independent third-party source) and considered VIA’s overall assessment that such performance has been generally favorable.

Subadvisory Fees, Expense Ratio Impact and Economies of Scale. In evaluating the Amended FMI Fee Schedule, the Directors were informed that the Amended FMI Fee Schedule resulted from FMI’s decision to raise fees for its clients, including the G&I Fund, to a level that FMI believes is more in line with its other clients utilizing similar services. The Directors were also informed that FMI provided written notice that FMI would not continue to serve as a subadviser under the FMI Subadvisory Agreement with its current fee schedule, as of January 29, 2016. The Directors considered VIA’s rationale for recommending that FMI continue to serve as a subadviser to the G&I Fund, pursuant to the Amended FMI Fee Schedule, and that the Board approve the Amended FMI Fee Schedule and continuance of the FMI Subadvisory Agreement. The Directors reviewed information regarding the alternatives VIA considered prior to recommending that the Board approve the Amended FMI Fee Schedule and continuance of the FMI Subadvisory Agreement at the January Meeting, and noted that VIA is reviewing the G&I Fund’s structure and intends to recommend alternative subadviser arrangements for the large cap core equity strategy component of the Fund managed by FMI in the future.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

The Directors reviewed information provided by VIA comparing the subadvisory fees to be charged under the Amended FMI Fee Schedule to the fee schedules FMI charges for managing comparable funds and accounts (as determined by FMI). The Directors also considered FMI’s statement that the Amended FMI Fee Schedule reflects the lowest subadvisory fee schedule available for “like accounts” (accounts of similar size and mandate). The Directors further considered VIA’s rationale as to why it believes the Amended FMI Fee Schedule is reasonable and appropriate. Additionally, the Directors considered that, based on the information provided by FMI, VIA believes that the level of service FMI provides to the G&I Fund appears to be comparable to the level of service FMI provides in connection with its other clients utilizing its large cap equity strategy.

The Directors also reviewed information provided by VIA on the fees charged by the Large Cap Separate Account Peer Group. According to the information provided, based on the amount of assets allocated to FMI, the proposed effective fee rate to be paid by the Fund to FMI under the Amended FMI Fee Schedule would be one basis point above the median fee charged by the Large Cap Separate Account Peer Group and would rank in the third quartile of such group of managers.

The Directors considered information showing that, based on the current contractual subadvisory fee rate charged by FMI to the G&I Fund, there would be an estimated five basis point increase in the overall subadvisory fees and, therefore, an estimated five basis point increase in the total expense ratio of the G&I Fund as a result of the Amended FMI Fee Schedule. Referring to the comparative Broadridge G&I Expense Group data provided by VIA in connection with the Board’s consideration of the Amended FMI Fee Schedule and the continuance of the FMI Subadvisory Agreement, the Directors noted that the expected total investment advisory fee and expected total expense ratio for the G&I Fund under the FMI Subadvisory Agreement, taking into account the Amended FMI Fee Schedule, would continue to be below the average and median investment advisory fee and average and median total expense ratio of the Broadridge G&I Expense Group, respectively.

The foregoing comparisons assisted the Directors in determining to approve the Amended FMI Fee Schedule and the continuance of the FMI Subadvisory Agreement by providing them with a basis for evaluating the Amended FMI Fee Schedule, including in light of the G&I Fund’s expected overall investment advisory fee and total expense ratio, on a relative basis.

The Directors also reviewed the information provided by FMI regarding the estimated profits to be realized due to its relationship with the G&I Fund, taking into account the Amended FMI Fee Schedule. With respect to whether economies of scale may be realized by FMI as the assets of the G&I Fund managed by the subadviser grow, and whether the Amended FMI Fee Schedule reflects these economies, the Directors noted that the proposed fee schedule includes a breakpoint, whereby the G&I Fund and its shareholders benefit from a reduced subadvisory fee rate at a certain asset level. The Directors also considered that the Amended FMI Fee Schedule was the product of arms-length negotiations. The Directors further considered the appropriateness of the Amended FMI Fee Schedule in light of FMI’s statement that it reflects the lowest subadvisory fee schedule available for like accounts and that the proposed effective fee rate to be paid to FMI under the Amended FMI Fee Schedule would be one basis point above the median fee charged by the Separate Account Manager Peer Group.

The Board considered whether there are any “fall-out” or ancillary benefits that may accrue to FMI as a result of its relationship with the G&I Fund. The Board considered that FMI may experience benefits due to its relationship with the G&I Fund, which include the potential for added visibility in the institutional investment community, and may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Directors noted that FMI is required to select brokers that meet the G&I Fund’s requirements for seeking best execution, and that VIA monitors and evaluates FMI’s trade execution with respect to the G&I Fund’s brokerage transactions on a regular basis and provides reports to the Board in this regard. The Board concluded that the benefits accruing to FMI by virtue of its relationship with the G&I Fund appeared to be reasonable.

Conclusion. After evaluation of the performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by FMI, the Board concluded that the level of fees to be paid to FMI with respect to the G&I Fund is reasonable.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

In summary, based on the various considerations discussed above, the Board determined that approval of the Amended FMI Fee Schedule and continuance of the FMI Subadvisory Agreement for an additional year was in the best interests of the G&I Fund. As a result, the Board, including a majority of the Independent Directors, approved the Amended FMI Fee Schedule and the continuance of the FMI Subadvisory Agreement.

Vantagepoint Low Duration Bond Fund

Approval of Amended Fee Schedule

At a meeting held on June 17, 2016 (“June Meeting”), Vantagepoint Investment Advisers, LLC (“VIA”) recommended, and the Board of Directors (“Directors” or “Board”) of The Vantagepoint Funds (“Company”), including a majority of the Directors who are not “interested persons” as defined in the Investment Company Act of 1940 (“Independent Directors”), approved an amendment to the fee schedule (“Schroders Amendment”) to the existing Investment Subadvisory Agreement (“Subadvisory Agreement”) between the Company, on behalf of the Vantagepoint Low Duration Bond Fund (“LDB Fund”), VIA and Schroder Investment Management North America Inc. (“Schroders”). The Schroders Amendment incorporates a separate fee schedule in anticipation of Schroders implementing a low duration securitized asset strategy for the LDB Fund following its acquisition of the securitized products investment management team (“Brookfield Team”) of Brookfield Investment Management Inc. (“Brookfield”) (“Acquisition”), Brookfield is an existing subadviser of the LDB Fund and the Brookfield Team currently manages the LDB Fund’s low duration securitized asset mandate, and will be integrated into the existing business of Schroders upon the Acquisition. Schroders currently manages a securitized credit strategy for the LDB Fund and will continue to do so following the Acquisition. At the June Meeting, VIA also recommended, and the Board of the Company approved: (i) the termination of Brookfield as a subadviser to the LDB Fund, and (ii) the initial amount of the LDB Fund’s assets to be allocated to Schroders with respect to implementing a low duration securitized asset strategy (and maintaining the amount of assets currently allocated to Schroders with respect to the low duration credit strategy). The Schroders Amendment and the termination of Brookfield are to become effective upon the Acquisition. The Acquisition is expected to occur in August 2016. The changes described above may be collectively referred to below as the “New Subadviser Structure.” Before approving the New Subadviser Structure, including the Schroders Amendment, the Board considered the recommendations of, and supporting analyses and data presented by, VIA.

With respect to the Board’s consideration of the New Subadviser Structure, the Directors received written information in advance of the June Meeting from VIA, which included: (1) the factors considered, and conclusions reached, by VIA as a result of the due diligence it conducted relating to the Acquisition and in recommending the Board approve the Schroders Amendment; (2) the nature, extent and quality of the services that the Brookfield Team currently provides and that the Brookfield Team and Schroders are expected to provide after the Acquisition; (3) Schroders’ experience, investment management business, personnel and operations; (4) Schroders’ brokerage and trading policies and practices; (5) the level of the subadvisory fee to be charged to the LDB Fund by Schroders under the Schroders Amendment in connection with the low duration securitized asset strategy and certain comparative data, including the fees charged by a group of U.S. separate account investment managers utilizing a U.S. short duration fixed income strategy (“Short-Duration Separate Account Peer Group”); (6) Schroders’ compliance program; (7) performance information for Brookfield and attributable to the Brookfield Team and such performance compared to a relevant benchmark and peer group; (8) the LDB Fund’s expected overall investment advisory fee and projected total expense ratio compared to a group of mutual funds categorized by Morningstar as short-term bond funds (“Short-Term Bond Peer Group”), taking into account the New Subadviser Structure and Schroders Amendment; and (9) certain financial information for Schroders.

In considering the information and materials described above, the Independent Directors received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements.

In determining whether to approve the Schroders Amendment, the Directors considered the information received in advance of the June Meeting, the presentations made by and discussions held with personnel of VIA, discussions with a representative of Schroders and Brookfield, and discussions with the Company’s Chief Compliance Officer, as well as a variety of factors. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decision to approve the Schroders Amendment.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

Nature, Extent and Quality of Services. With respect to the nature, extent and quality of the investment advisory services to be provided by Schroders to the LDB Fund with respect to the low duration securitized asset strategy following the Acquisition, the Directors considered the Brookfield Team’s investment management process with respect to managing the LDB Fund’s assets currently allocated to Brookfield, and with respect to managing the LDB Fund’s assets to be allocated to it upon the Acquisition, including the experience and capability of the Brookfield Team. The Directors took into account that, based on discussions with Schroders and a representative of the Brookfield Team, VIA was confident that the investment management services provided to the LDB Fund relating to the low duration securitized asset mandate primarily performed by the Brookfield Team will remain intact, and the current investment process and methods utilized by the Brookfield Team in managing the low duration securitized asset mandate will remain the same following the Acquisition. The Directors considered VIA’s statement that the Brookfield Team will be able to leverage additional Schroders’ resources and will have access to expanded investment resources and other sector expertise for the benefit of the LDB Fund. The Directors also considered that the Brookfield Team’s portfolio managers have accepted financial incentives for their continued portfolio management services at Schroders for several years after the Acquisition. The Board noted that VIA was confident that the Acquisition would not impact Schroders’ current investment management services to the LDB Fund as a subadviser managing the low duration credit strategy and VIA’s conclusion that the Acquisition would not have a negative impact on the nature, quality or scope of investment management services provided to the LDB Fund. In addition, the Directors considered that the fee schedule under the Schroders Amendment with respect to the low duration securitized asset mandate is the same as the fee schedule currently charged to the LDB Fund by Brookfield under its current subadvisory agreement for the LDB Fund, which became effective on January 11, 2016 (“Brookfield Agreement”). The Directors concluded that the nature, extent and quality of subadvisory services expected to be provided by Schroders with respect to the low duration securitized asset mandate upon the Acquisition supported a decision to approve the Schroders Amendment.

Investment Performance. The Directors reviewed the investment performance information provided by VIA for Brookfield and attributable to the Brookfield Team, and considered this performance information versus a relevant benchmark and peer group (which was based on information provided by an independent third-party source) and considered VIA’s overall assessment such performance has been historically strong relative to the benchmark or peer group (or both) over market cycles. The Board concluded that the investment performance record of the Brookfield Team that would continue to manage a portion of the assets of the LDB Fund allocated to Schroders following the Acquisition supported approval of the Schroders Amendment.

Subadvisory Fees, Expense Ratio Impact and Economies of Scale. In evaluating the Schroders Amendment, the Directors considered that the subadvisory fee payable under the Subadvisory Agreement with respect to the assets allocated to the low duration securitized asset strategy, taking into account the Schroders Amendment, is the same as the subadvisory fee payable under the Brookfield Agreement (and that the subadvisory fee payable under the Subadvisory Agreement with respect to the assets allocated to the low duration credit strategy, taking into account the Schroders Amendment, would not change). The Board noted VIA’s representation that it had recently negotiated the lowest subadvisory fee schedule available for “like accounts” (accounts of similar size and mandate) with Brookfield in connection with the Brookfield Agreement and that VIA believes the Schroders Amendment is competitive and reasonable. The Directors considered the information provided by VIA regarding the fees charged by Brookfield to comparable accounts (i.e., other funds and accounts with an investment strategy similar to the low duration securitized asset strategy) (“fee comparisons”) and noted that, although Schroders reported that it does not currently manage any comparable accounts, the fee comparisons are expected to be applicable following the Acquisition as Schroders expects that most of Brookfield’s clients that utilize Brookfield’s low duration securitized asset mandate will transition to Schroders following the Acquisition. Additionally, the Directors considered that, based on the information provided, VIA expects that the level of service Schroders is to provide to the LDB Fund with respect to the low duration securitized asset strategy appeared to be comparable to the level of service Schroders provides in connection with its other subadviser relationships.

The Directors also reviewed information provided by VIA (which was based on an independent third-party source) on the fees charged by the Short-Duration Separate Account Peer Group, based upon the assumption that the accounts have assets comparable to the amount of assets to be allocated initially to Schroders with respect to the low duration securitized asset strategy. According to the information provided, the proposed effective fee rate to be paid

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

by the LDB Fund to Schroders with respect to such strategy at the proposed initial asset allocation level would be below the median fee charged by the Short-Duration Separate Account Peer Group and would rank in the second quartile of such group of managers.

The Directors also considered information provided by VIA showing that there would be no change in the overall subadvisory fees and, therefore, no change in the total expense ratio of the LDB Fund as a result of the New Subadviser Structure and taking into account the Schroders Amendment. Referring to the comparative Short-Term Bond Peer Group data provided by VIA in connection with the June Meeting, the Directors noted that the expected total investment advisory fee and expected total expense ratio for the LDB Fund, taking into account the New Subadviser Structure and the Schroders Amendment, would continue to be below the average and median investment advisory fee and average and median expense ratio of the Short-Term Bond Peer Group, respectively.

The foregoing comparisons assisted the Directors in determining to approve the Schroders Amendment by providing them with a basis for evaluating the Schroders Amendment, including in light of the LDB Fund’s expected overall investment advisory fee and total expense ratio, on a relative basis.

The Directors also reviewed the information provided by Schroders regarding the estimated profits to be realized due to its relationship with the LDB Fund, taking into account the Schroders Amendment. With respect to whether economies of scale may be realized by Schroders as the assets of the LDB Fund managed by the subadviser grow, and whether the Schroders Amendment reflects these economies, the Directors noted that the Schroders Amendment includes a breakpoint with respect to the low duration securitized asset strategy and breakpoints with respect to the low duration credit strategy, whereby the LDB Fund and its shareholders benefit from a reduced subadvisory fee rate at a certain asset levels. The Directors also considered that the Schroders Amendment was the product of arms-length negotiations.

The Board considered whether there are any “fall-out” or ancillary benefits that may accrue to Schroders as a result of its relationship with the LDB Fund. The Directors noted that Schroders does not anticipate “fall-out” or ancillary benefits of any significance due to its relationship with the LDB Fund, other than providing exposure to broker-dealers or investment advisers who may offer Schroders the opportunity to participate in other lines of business such as subadvisory, separate account wrap programs or model manager programs.

Other Considerations. The Directors also considered VIA’s assessment that the low duration securitized asset strategy which will continue to be managed by the Brookfield Team upon the Acquisition will continue to serve as an important complimentary role for the multi-managed LDB Fund, providing both return and risk diversification benefits.

Conclusion. After evaluating the information described above and full consideration of the foregoing factors, with no single factor identified as being of paramount importance, the Directors, including a majority of the Independent Directors, concluded that the subadvisory fee to be paid to Schroders under the Schroders Amendment in connection with the low duration securitized asset strategy is reasonable (the Directors evaluated and considered the reasonableness of the fee paid to Schroders in connection with the low duration credit strategy at the January Meeting, as described above), and that approval of the Schroders Amendment was in the best interests of the LDB Fund, and approved the Schroders Amendment and the fee to be paid to Schroders.

C.	Householding

Only one copy of this Semi-Annual Report may be mailed to households, even if more than one person in a household is a shareholder of record, unless the Company has received instructions to the contrary. If you need additional copies of this Annual Report, please contact the Company toll free at 800-669-7400 or in writing at 777 North Capitol Street, NE, Suite 600, Washington, D.C. 20002. If you do not want this mailing of this Annual Report to be combined with those for other members of your household, contact the Company in writing at 777 North Capitol Street, NE, Suite 600, Washington, D.C. 20002 or toll free at 800-669-7400.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

D.	Other Available Information

A description of the Company’s proxy voting policies and procedures and the proxy voting record for the period ended June 30, 2016 are available without charge, upon request by calling 800-669-7400, online at www.icmarc.org, or by accessing the Securities and Exchange Commission’s website at www.sec.gov.

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; the Company’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Standard & Poor’s and Dow Jones Marks and Indexes. The S&P 500 and the Dow Jones U.S. Select REIT Index (the “Indices”) are products of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use by The Vantagepoint Funds and Vantagepoint Investment Advisers, LLC respectively (the “Licensees”). S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“SPFS”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and Dow Jones U.S. Select REIT Index™ is a trademark of S&P DJI and/or its affiliates. These trademarks have been licensed for use by S&P DJI and sublicensed for certain purposes by the Licensees.

The Vantagepoint 500 Stock Index Fund and the Vantagepoint Diversifying Strategies Fund (the “Products”) are not sponsored, endorsed, sold or promoted by S&P DJI, SPFS, Dow Jones, or any of their respective affiliates or third party licensors (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to the Licensees with respect to the Indices is the licensing of the Indices and the above-referenced trademarks of S&P Dow Jones Indices. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to the Licensees or the Products. S&P Dow Jones Indices has no obligation to take the needs of the Licensees or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products or in the determination or calculation of the equation by which the Products are converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

Russell Investments Marks and Indexes. Russell Investments is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investments (“Russell”).

1) The Vantagepoint Aggressive Opportunities Fund, Vantagepoint Broad Market Index Fund, Vantagepoint Equity Income Fund and Vantagepoint Mid/Small Company Index Fund are not promoted, sponsored or endorsed by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed these Funds nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

2) Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

3) Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. RUSSELL MAKES.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Inc. (“MSCI”). The Vantagepoint Overseas Equity Index Fund is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to the Fund or any index on which the Fund is based. The Fund’s registration statement contains a more detailed description of the limited relationship MSCI has with the Fund.

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—46.7%
Aerospace & Defense—0.1%
L-3 Communications Corp.
1.500%	05/28/2017		$970,000	$971,065

Auto Components—0.0%
Johnson Controls, Inc.
1.400%	11/02/2017		200,000	200,690

Automobiles—1.2%
BMW US Capital LLC
1.500%	04/11/2019	^	590,000	594,467
Daimler Finance North America LLC
1.650%	03/02/2018	^	1,100,000	1,106,328
1.500%	07/05/2019	^	1,470,000	1,467,810
1.375%	08/01/2017	^	980,000	982,222
Hyundai Capital America
2.500%	03/18/2019	^	990,000	1,012,660
2.125%	10/02/2017	^	265,000	266,732
2.000%	03/19/2018	^	600,000	604,014
Nissan Motor Acceptance Corp.
2.000%	03/08/2019	^	890,000	901,136
1.950%	09/12/2017	^	650,000	655,262
Volkswagen Group of America Finance LLC
1.600%	11/20/2017	^	680,000	680,517
1.250%	05/23/2017	^	1,520,000	1,518,176

				9,789,324

Banks—12.3%
Australia & New Zealand Banking Group Ltd. MTN (Australia)
2.000%	11/16/2018		1,910,000	1,936,625
Bank of America Corp.
6.500%	08/01/2016		2,500,000	2,509,645
3.875%	03/22/2017		200,000	203,708
Bank of America Corp. MTN
5.650%	05/01/2018		3,750,000	4,020,435
1.717%	03/22/2018	#	1,480,000	1,488,121
1.700%	08/25/2017		830,000	833,340
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
1.450%	09/08/2017	^	1,130,000	1,129,644
Banque Federative du Credit Mutuel SA (France)
2.000%	04/12/2019	^	640,000	646,177
BB&T Corp. MTN
1.297%	02/01/2019	#	1,540,000	1,544,167
BNZ International Funding Ltd. (New Zealand)
1.900%	02/26/2018	^	1,200,000	1,209,454
Branch Banking & Trust Co., Bank Note
1.450%	05/10/2019		1,610,000	1,617,129
Capital One Bank USA NA, Bank Note
1.200%	02/13/2017		4,900,000	4,903,180
1.150%	11/21/2016		430,000	430,288
Capital One NA, Bank Note
1.650%	02/05/2018		1,070,000	1,071,296
1.500%	09/05/2017		1,040,000	1,039,819
CIT Group, Inc.
5.250%	03/15/2018		475,000	490,571
Citigroup, Inc.
2.650%	10/26/2020		6,029,000	6,141,471
2.400%	02/18/2020		600,000	606,665
2.050%	06/07/2019		800,000	806,076
1.850%	11/24/2017		940,000	945,504

Coupon Rate	Maturity Date		Face	Value
Citizens Bank NA MTN
1.600%	12/04/2017		$1,300,000	$1,300,970
Citizens Bank NA, Bank Note
2.300%	12/03/2018		350,000	354,780
Commonwealth Bank of Australia (Australia)
1.750%	11/02/2018		900,000	906,767
Commonwealth Bank of Australia MTN (Australia)
2.050%	03/15/2019		820,000	831,768
Compass Bank, Bank Note
1.850%	09/29/2017		1,000,000	997,375
Credit Agricole SA (France)
1.428%	04/15/2019	#^	700,000	697,866
Deutsche Bank AG MTN (Germany)
2.850%	05/10/2019		605,000	605,834
Discover Bank
2.600%	11/13/2018		3,014,000	3,061,018
Fifth Third Bancorp
5.450%	01/15/2017		355,000	363,792
Fifth Third Bank/Ohio, Bank Note
2.300%	03/15/2019		510,000	520,235
HSBC Bank plc (United Kingdom)
1.266%	05/15/2018	#^	1,840,000	1,832,692
Huntington National Bank (The)
2.200%	11/06/2018		440,000	445,631
1.375%	04/24/2017		360,000	360,623
1.350%	08/02/2016		300,000	300,021
1.063%	04/24/2017	#	300,000	299,761
Huntington National Bank (The), Bank Note
1.300%	11/20/2016		590,000	590,717
Industrial & Commercial Bank of China Ltd. MTN (China)
2.351%	11/13/2017		590,000	595,741
JPMorgan Chase & Co.
3.150%	07/05/2016		7,090,000	7,090,000
1.538%	01/25/2018	#	750,000	753,818
JPMorgan Chase & Co. MTN
1.350%	02/15/2017		1,540,000	1,543,269
KeyBank NA, Bank Note
2.350%	03/08/2019		610,000	623,307
1.100%	11/25/2016		320,000	320,200
Lloyds Bank plc (United Kingdom)
2.300%	11/27/2018		320,000	321,914
Macquarie Bank Ltd. (Australia)
1.600%	10/27/2017	^	1,260,000	1,261,589
1.266%	10/27/2017	#^	710,000	708,681
Manufacturers & Traders Trust Co., Bank Note
1.400%	07/25/2017		1,160,000	1,161,378
1.250%	01/30/2017		870,000	870,190
Mitsubishi UFJ Trust & Banking Corp. (Japan)
1.600%	10/16/2017	^	740,000	742,705
Mizuho Bank Ltd. (Japan)
1.700%	09/25/2017	^	610,000	612,274
1.300%	04/16/2017	^	610,000	609,969
1.090%	09/25/2017	#^	400,000	399,351
National Australia Bank Ltd. (Australia)
1.300%	06/30/2017	^	260,000	260,421
Nederlandse Waterschapsbank NV (Netherlands)
1.250%	09/18/2017	^	2,200,000	2,211,970
PNC Bank NA, Bank Note
1.950%	03/04/2019		900,000	913,889
1.150%	11/01/2016		400,000	400,157
Regions Bank, Bank Note
2.250%	09/14/2018		3,630,000	3,656,042
Regions Financial Corp.
2.000%	05/15/2018		920,000	922,008

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Royal Bank of Canada MTN (Canada)
1.625%	04/15/2019		$1,850,000	$1,864,476
Santander UK plc (United Kingdom)
2.500%	03/14/2019		660,000	666,993
1.650%	09/29/2017		1,700,000	1,699,959
Standard Chartered Bank (United Kingdom)
6.400%	09/26/2017	^	1,500,000	1,579,629
Standard Chartered plc (United Kingdom)
1.500%	09/08/2017	^	2,000,000	1,992,838
Sumitomo Mitsui Banking Corp. (Japan)
1.300%	01/10/2017		590,000	590,409
SunTrust Bank
5.200%	01/17/2017		1,320,000	1,346,919
SunTrust Bank, Bank Note
1.350%	02/15/2017		1,540,000	1,542,051
UBS Group Funding Jersey Ltd. (Jersey)
3.000%	04/15/2021	^	1,788,000	1,825,691
US Bank NA MTN
1.450%	01/29/2018		510,000	513,633
Wells Fargo Bank NA
1.750%	05/24/2019		6,066,000	6,150,651
Wells Fargo Bank NA, Bank Note
1.650%	01/22/2018		1,560,000	1,573,633
Westpac Banking Corp. (Australia)
1.950%	11/23/2018		1,890,000	1,915,649

				96,284,569

Beverages—0.6%
Anheuser-Busch InBev Finance, Inc.
1.900%	02/01/2019		1,160,000	1,180,436
Molson Coors Brewing Co.
2.100%	07/15/2021		1,850,000	1,857,790
SABMiller Holdings, Inc.
2.450%	01/15/2017	^	720,000	724,822
Suntory Holdings Ltd. (Japan)
1.650%	09/29/2017	^	1,130,000	1,133,915

				4,896,963

Biotechnology—0.3%
Amgen, Inc.
1.250%	05/22/2017		1,740,000	1,743,184
Celgene Corp.
2.125%	08/15/2018		460,000	467,116

				2,210,300

Capital Markets—2.6%
Bank of New York Mellon Corp. (The) MTN
1.197%	08/01/2018	#	750,000	753,083
Credit Suisse AG (Switzerland)
1.750%	01/29/2018		800,000	800,850
Credit Suisse AG MTN (Switzerland)
1.375%	05/26/2017		2,210,000	2,212,100
Goldman Sachs Group, Inc. (The)
2.750%	09/15/2020		5,005,000	5,113,779
2.000%	04/25/2019		73,000	73,797
Goldman Sachs Group, Inc. (The) MTN
1.726%	11/15/2018	#	910,000	912,536
Hutchison Whampoa International 12 II Ltd. (Cayman Islands)
2.000%	11/08/2017	^	480,000	485,473

Coupon Rate	Maturity Date		Face	Value
ING Bank NV (Netherlands)
2.300%	03/22/2019	^	$410,000	$417,208
2.000%	11/26/2018	^	1,490,000	1,506,384
Morgan Stanley
1.774%	01/27/2020	#	2,010,000	2,018,800
Morgan Stanley MTN
6.625%	04/01/2018		740,000	802,325
2.450%	02/01/2019		3,500,000	3,567,928
UBS AG MTN (Switzerland)
1.800%	03/26/2018		1,600,000	1,615,632

				20,279,895

Chemicals—0.1%
Ashland, Inc.
3.875%	04/15/2018		1,050,000	1,074,937

Communications Equipment—0.1%
Cisco Systems, Inc.
1.600%	02/28/2019		560,000	568,649

Consumer Finance—3.5%
Ally Financial, Inc.
3.250%	09/29/2017		1,200,000	1,209,000
American Express Co.
1.244%	05/22/2018	#	1,410,000	1,407,298
Capital One Financial Corp.
2.450%	04/24/2019		500,000	508,013
Caterpillar Financial Services Corp. MTN
1.250%	08/18/2017		730,000	732,181
1.000%	03/03/2017		1,030,000	1,031,463
Ford Motor Credit Co. LLC
4.250%	02/03/2017		800,000	812,900
3.336%	03/18/2021		1,659,000	1,722,462
3.000%	06/12/2017		690,000	700,672
1.724%	12/06/2017		1,504,000	1,507,724
1.684%	09/08/2017		1,350,000	1,353,365
1.569%	01/09/2018	#	2,200,000	2,200,176
Ford Motor Credit Co. LLC, Series 1
1.486%	03/12/2019	#	1,060,000	1,055,975
General Motors Financial Co., Inc.
3.000%	09/25/2017		890,000	903,435
2.400%	04/10/2018		1,900,000	1,915,749
2.400%	05/09/2019		1,070,000	1,073,714
HSBC USA, Inc.
1.700%	03/05/2018		1,410,000	1,411,238
1.520%	09/24/2018	#	900,000	898,363
International Lease Finance Corp.
3.875%	04/15/2018		1,095,000	1,117,798
John Deere Capital Corp. MTN
1.350%	01/16/2018		595,000	599,421
1.125%	06/12/2017		1,240,000	1,242,615
PACCAR Financial Corp. MTN
1.280%	12/06/2018	#	290,000	291,596
1.100%	06/06/2017		370,000	370,836
Synchrony Financial
3.000%	08/15/2019		580,000	590,091
2.600%	01/15/2019		560,000	566,462
1.875%	08/15/2017		460,000	460,838
1.867%	02/03/2020	#	380,000	368,304
Toyota Motor Credit Corp. MTN
1.550%	07/13/2018		1,320,000	1,333,085

				27,384,774

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Diversified Financial Services—2.0%
Bank Nederlandse Gemeenten NV (Netherlands)
1.000%	02/12/2018	^	$1,910,000	$1,914,502
Cooperatieve Rabobank UA (Netherlands)
2.250%	01/14/2019		6,000,000	6,117,780
Moody’s Corp.
2.750%	07/15/2019		4,000,000	4,128,172
S&P Global, Inc.
2.500%	08/15/2018		827,000	847,190
Shell International Finance BV (Netherlands)
1.625%	11/10/2018		800,000	808,394
1.375%	05/10/2019		270,000	271,052
1.250%	11/10/2017		830,000	832,439
1.210%	11/10/2018	#	1,010,000	1,010,744

				15,930,273

Diversified Telecommunication Services—2.3%
AT&T, Inc.
5.500%	02/01/2018		250,000	266,191
2.450%	06/30/2020		4,000,000	4,087,624
2.300%	03/11/2019		1,460,000	1,492,043
1.700%	06/01/2017		3,000,000	3,013,005
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017		370,000	374,934
SBA Communications Corp.
5.625%	10/01/2019		430,000	445,587
Verizon Communications, Inc.
3.650%	09/14/2018		800,000	841,082
2.625%	02/21/2020		2,350,000	2,434,036
2.406%	09/14/2018	#	3,334,000	3,418,284
2.183%	09/15/2016	#	280,000	280,727
1.350%	06/09/2017		1,240,000	1,243,604

				17,897,117

Electric Utilities—1.0%
Duke Energy Corp.
1.034%	04/03/2017	#	460,000	459,734
Electricite de France SA (France)
1.150%	01/20/2017	^	790,000	790,063
1.094%	01/20/2017	#^	450,000	450,510
Southern California Edison Co.
1.845%	02/01/2022		1,885,714	1,874,345
Southern Co. (The)
1.550%	07/01/2018		3,689,000	3,714,945
Southern Power Co.
1.850%	12/01/2017		280,000	282,307

				7,571,904

Electronic Equipment, Instruments & Components—0.1%
Amphenol Corp.
1.550%	09/15/2017		470,000	470,285
Fortive Corp.
1.800%	06/15/2019	^	280,000	281,997

				752,282

Energy Equipment & Services—0.3%
Cameron International Corp.
1.400%	06/15/2017		400,000	400,245

Coupon Rate	Maturity Date		Face	Value
Nabors Industries, Inc.
2.350%	09/15/2016		$1,200,000	$1,198,201
National Oilwell Varco, Inc.
1.350%	12/01/2017		830,000	824,267

				2,422,713

Food & Staples Retailing—0.7%
CVS Health Corp.
2.250%	12/05/2018		3,084,000	3,156,511
Kroger Co. (The)
2.200%	01/15/2017		650,000	654,105
Sysco Corp.
1.900%	04/01/2019		260,000	263,302
Walgreens Boots Alliance, Inc.
1.750%	11/17/2017		330,000	332,466
1.750%	05/30/2018		1,377,000	1,388,404

				5,794,788

Food Products—1.7%
General Mills, Inc.
1.400%	10/20/2017		1,070,000	1,076,234
Kraft Heinz Foods Co.
2.000%	07/02/2018	^	6,233,000	6,314,409
1.600%	06/30/2017	^	1,270,000	1,274,577
Tyson Foods, Inc.
2.650%	08/15/2019		3,104,000	3,191,192
Want Want China Finance Ltd. (Virgin Islands, British)
1.875%	05/14/2018	^	680,000	679,046
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	200,000	202,190
1.400%	10/21/2016	^	200,000	200,319

				12,937,967

Gas Utilities—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019		1,000,000	1,020,000

Health Care Equipment & Supplies—1.0%
Becton Dickinson and Co.
1.800%	12/15/2017		430,000	433,669
1.450%	05/15/2017		1,800,000	1,805,062
Medtronic, Inc.
2.500%	03/15/2020		3,350,000	3,476,168
1.500%	03/15/2018		390,000	393,483
Stryker Corp.
2.000%	03/08/2019		420,000	427,227
Zimmer Biomet Holdings, Inc.
2.700%	04/01/2020		280,000	283,645
2.000%	04/01/2018		910,000	917,995

				7,737,249

Health Care Providers & Services—1.7%
Aetna, Inc.
1.900%	06/07/2019		1,950,000	1,976,731
1.700%	06/07/2018		2,195,000	2,213,657
Anthem, Inc.
2.375%	02/15/2017		3,430,000	3,455,704
2.300%	07/15/2018		3,000,000	3,044,658
Express Scripts Holding Co.
1.250%	06/02/2017		570,000	569,729
McKesson Corp.
1.292%	03/10/2017		400,000	400,825
Tenet Healthcare Corp.
6.250%	11/01/2018		735,000	779,100

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
UnitedHealth Group, Inc.
1.900%	07/16/2018		$630,000	$641,053

				13,081,457

Hotels, Restaurants & Leisure—0.3%
Carnival Corp. (Panama)
1.875%	12/15/2017		280,000	282,693
McDonald’s Corp. MTN
2.100%	12/07/2018		2,282,000	2,336,713

				2,619,406

Household Durables—0.4%
Newell Brands, Inc.
2.600%	03/29/2019		2,195,000	2,253,951
2.150%	10/15/2018		360,000	364,011
Whirlpool Corp.
1.650%	11/01/2017		490,000	493,215

				3,111,177

Independent Power and Renewable Electricity Producers—0.2%
AES Corp. (The)
3.673%	06/01/2019	#†	370,000	370,000
Talen Energy Supply LLC
4.625%	07/15/2019	^	1,340,000	1,185,900
TransAlta Corp. (Canada)
1.900%	06/03/2017		160,000	158,696

				1,714,596

Industrial Conglomerates—0.3%
General Electric Co. MTN
6.000%	08/07/2019		600,000	687,608
5.500%	01/08/2020		323,000	369,375
1.281%	07/12/2016	#	1,557,000	1,557,226

				2,614,209

Insurance—0.8%
American International Group, Inc.
3.300%	03/01/2021		1,639,000	1,695,052
Berkshire Hathaway Finance Corp.
1.700%	03/15/2019		780,000	793,056
Metropolitan Life Global Funding I
1.950%	12/03/2018	^	990,000	1,004,992
1.158%	07/15/2016	#^	1,600,000	1,600,277
Prudential Financial, Inc. MTN
1.406%	08/15/2018	#	600,000	598,893
TIAA Asset Management Finance Co. LLC
2.950%	11/01/2019	^	810,000	830,466

				6,522,736

Internet Software & Services—0.3%
Alibaba Group Holding Ltd. (Cayman Islands)
2.500%	11/28/2019		200,000	202,658
1.625%	11/28/2017		400,000	401,241
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017		500,000	505,141
eBay, Inc.
2.500%	03/09/2018		380,000	387,094
IAC/InterActiveCorp
4.875%	11/30/2018		332,000	340,300

Coupon Rate	Maturity Date		Face	Value
Tencent Holdings Ltd. (Cayman Islands)
2.000%	05/02/2017	^	$800,000	$804,498

				2,640,932

IT Services—0.1%
Fidelity National Information Services, Inc.
2.000%	04/15/2018		380,000	382,057
1.450%	06/05/2017		190,000	189,818

				571,875

Life Sciences Tools & Services—0.1%
Thermo Fisher Scientific, Inc.
2.150%	12/14/2018		290,000	293,468
1.300%	02/01/2017		400,000	400,354

				693,822

Machinery—0.2%
CNH Industrial Capital LLC
3.875%	07/16/2018		790,000	795,925
Stanley Black & Decker, Inc.
2.451%	11/17/2018		790,000	807,640

				1,603,565

Marine—0.1%
AP Moeller—Maersk A/S (Denmark)
2.550%	09/22/2019	^	1,000,000	1,020,395

Media—0.5%
DISH DBS Corp.
4.625%	07/15/2017		1,000,000	1,020,000
Lions Gate Entertainment Corp. (Canada)
5.250%	08/01/2018		1,120,000	1,136,800
NBCUniversal Enterprise, Inc.
1.313%	04/15/2018	#^	500,000	502,264
Thomson Reuters Corp. (Canada)
1.650%	09/29/2017		950,000	954,355
1.300%	02/23/2017		400,000	400,131

				4,013,550

Metals & Mining—0.8%
Freeport-McMoRan, Inc.
2.150%	03/01/2017		490,000	488,775
Glencore Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	4,485,000	4,469,603
Glencore Funding LLC
2.500%	01/15/2019	^	417,000	402,926
1.988%	01/15/2019	#^	690,000	653,775

				6,015,079

Multi-Utilities—0.0%
Dominion Resources, Inc.
2.962%	07/01/2019		280,000	285,253

Oil, Gas & Consumable Fuels—4.3%
BP Capital Markets plc (United Kingdom)
1.674%	02/13/2018		1,360,000	1,370,756
1.140%	05/10/2018	#	240,000	239,017
Canadian Natural Resources Ltd. (Canada)
1.750%	01/15/2018		700,000	694,132
Chevron Corp.
1.790%	11/16/2018		620,000	628,514
1.344%	11/09/2017		1,340,000	1,345,956
CNPC General Capital Ltd. (Virgin Islands, British)
1.526%	05/14/2017	#^	700,000	699,973

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Devon Energy Corp.
2.250%	12/15/2018		$1,973,000	$1,960,243
Enbridge, Inc. (Canada)
1.136%	06/02/2017	#	420,000	412,714
Energy Transfer Partners LP
2.500%	06/15/2018		1,386,000	1,380,251
Enterprise Products Operating LLC, Series N
6.500%	01/31/2019		2,021,000	2,264,555
Exxon Mobil Corp.
1.708%	03/01/2019		450,000	457,489
1.439%	03/01/2018		470,000	474,274
Hess Corp.
1.300%	06/15/2017		460,000	457,029
Kinder Morgan, Inc.
3.050%	12/01/2019		3,310,000	3,347,198
2.000%	12/01/2017		300,000	298,498
Murphy Oil Corp.
3.500%	12/01/2017		430,000	428,881
Phillips 66
2.950%	05/01/2017		270,000	274,008
Phillips 66 Partners LP
2.646%	02/15/2020		2,000,000	2,012,624
Sabine Pass LNG LP
7.500%	11/30/2016		1,010,000	1,029,821
Statoil ASA (Norway)
1.092%	11/08/2018	#	800,000	795,914
0.916%	05/15/2018	#	2,285,000	2,271,928
Suncor Energy, Inc. (Canada)
6.100%	06/01/2018		5,071,000	5,486,036
Total Capital International SA (France)
1.200%	08/10/2018	#	780,000	778,254
TransCanada PipeLines Ltd. (Canada)
1.625%	11/09/2017		4,300,000	4,311,167

				33,419,232

Pharmaceuticals—2.4%
AbbVie, Inc.
1.800%	05/14/2018		6,490,000	6,538,532
1.750%	11/06/2017		1,450,000	1,459,044
Actavis Funding SCS (Luxembourg)
3.000%	03/12/2020		2,603,000	2,686,837
1.911%	03/12/2020	#	820,000	822,942
1.850%	03/01/2017		1,110,000	1,113,951
Baxalta, Inc.
2.000%	06/22/2018		320,000	320,317
1.427%	06/22/2018	#	580,000	574,035
EMD Finance LLC
1.700%	03/19/2018	^	3,000,000	3,014,919
Merck & Co., Inc.
0.986%	05/18/2018	#	1,120,000	1,124,408
Mylan NV (Netherlands)
2.500%	06/07/2019	^	830,000	841,611
Perrigo Co. plc (Ireland)
1.300%	11/08/2016		700,000	699,322

				19,195,918

Real Estate Investment Trusts (REITs)—0.1%
Liberty Property LP
6.625%	10/01/2017		445,000	471,777

Coupon Rate	Maturity Date		Face	Value
Ventas Realty LP
1.250%	04/17/2017		$290,000	$290,136

				761,913

Real Estate Management & Development—0.1%
WEA Finance LLC/Westfield UK & Europe Finance plc
2.700%	09/17/2019	^	400,000	408,302
1.750%	09/15/2017	^	330,000	331,051

				739,353

Road & Rail—0.4%
Hertz Corp. (The)
6.750%	04/15/2019		1,000,000	1,021,077
JB Hunt Transport Services, Inc.
2.400%	03/15/2019		770,000	778,551
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.750%	05/11/2017	^	345,000	351,596
2.500%	06/15/2019	^	290,000	293,361
Ryder System, Inc. MTN
2.500%	03/01/2017		540,000	543,694

				2,988,279

Semiconductors & Semiconductor Equipment—0.1%
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	410,000	411,289

Software—0.1%
Autodesk, Inc.
1.950%	12/15/2017		430,000	431,186

Specialty Retail—0.1%
AutoZone, Inc.
1.625%	04/21/2019		390,000	392,271

Technology Hardware, Storage & Peripherals—1.7%
Apple, Inc.
1.700%	02/22/2019	†	330,000	335,716
1.300%	02/23/2018		250,000	251,760
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.875%	06/15/2021	^	200,000	204,132
3.480%	06/01/2019	^	4,044,000	4,145,565
Hewlett Packard Enterprise Co.
2.850%	10/05/2018	^	5,415,000	5,548,301
2.450%	10/05/2017	^	1,520,000	1,540,172
Seagate HDD Cayman (Cayman Islands)
3.750%	11/15/2018		780,000	780,979
Western Digital Corp.
10.500%	04/01/2024	^	595,000	638,138

				13,444,763

Thrifts & Mortgage Finance—0.3%
Astoria Financial Corp.
5.000%	06/19/2017		690,000	707,465
BPCE SA MTN (France)
1.625%	02/10/2017		550,000	551,305
1.252%	06/23/2017	#	490,000	490,077
Santander Bank NA
2.000%	01/12/2018		900,000	899,825

				2,648,672

Tobacco—1.0%
BAT International Finance plc (United Kingdom)
1.850%	06/15/2018	^	770,000	778,639
1.163%	06/15/2018	#^	580,000	579,059

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Imperial Brands Finance plc (United Kingdom)
2.050%	07/20/2018	^	$840,000	$849,841
Reynolds American, Inc.
2.300%	08/21/2017		2,877,000	2,912,764
2.300%	06/12/2018		2,600,000	2,642,957

				7,763,260

Trading Companies & Distributors—0.2%
Aircastle Ltd. (Bermuda)
6.750%	04/15/2017		635,000	655,294
GATX Corp.
2.500%	07/30/2019		700,000	707,651

				1,362,945

Wireless Telecommunication Services—0.1%
T-Mobile USA, Inc.
5.250%	09/01/2018	†	720,000	735,300

TOTAL CORPORATE OBLIGATIONS
(Cost $363,329,523)				366,527,892

FLOATING RATE LOANS—0.5%**
ABC Supply Co., Term Loan B
3.500%	04/16/2020	#	777,500	777,014
ARAMARK Corp., Extended Term Loan
3.250%	09/07/2019	#	1,014,506	1,017,199
CDW LLC, Term Loan
3.250%	04/29/2020	#	972,370	972,910
Dole Food Co., Inc. Tranche B Term Loan
4.502%	11/01/2018	#	919,363	917,497

TOTAL FLOATING RATE LOANS
(Cost $3,685,831)				3,684,620

MORTGAGE-BACKED SECURITIES—11.3%
Commercial Mortgage-Backed Securities—5.7%
American Homes 4 Rent, Series 2014-SFR1, Class A
1.446%	06/17/2031	#^	655,721	648,398
Banc of America Commercial Mortgage Trust, Series 2006-6, Class AJ
5.421%	10/10/2045		760,000	758,133
Banc of America Commercial Mortgage Trust, Series 2007-3, Class AM
5.723%	06/10/2049	#	1,005,000	1,030,955
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class AM
5.910%	06/11/2040	#	1,120,000	1,157,837
BXHTL Mortgage Trust, Series 2015-JWRZ, Class A
1.673%	05/15/2029	#^	1,800,000	1,795,715
CD Mortgage Trust, Series 2007-CD5, Class AM
6.326%	11/15/2044	#	1,514,000	1,586,412
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class D
3.635%	05/10/2035	#^	1,170,000	1,161,681
Colony American Homes, Series 2014-1A, Class A
1.596%	05/17/2031	#^	682,295	677,151

Coupon Rate	Maturity Date		Face	Value
Colony American Homes, Series 2014-2A, Class A
1.401%	07/17/2031	#^	$1,226,574	$1,209,187
Colony American Homes, Series 2015-1A, Class A
1.646%	07/17/2032	#^	2,425,016	2,406,809
COMM Mortgage Trust, Series 2007-C9, Class AJ
5.650%	12/10/2049	#	270,000	273,914
Commercial Mortgage Trust, Series 2007-GG9, Class A4
5.444%	03/10/2039		1,251,367	1,263,000
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4
6.137%	09/15/2039	#	1,344,164	1,387,730
FHLMC Multifamily Structured Pass Through Certificates, Series K011, Class A2
4.084%	11/25/2020	#	1,500,000	1,664,189
FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2
3.974%	01/25/2021		1,500,000	1,652,258
FHLMC Multifamily Structured Pass Through Certificates, Series K709, Class A2
2.086%	03/25/2019		2,000,000	2,049,595
FHLMC Multifamily Structured Pass Through Certificates, Series K712, Class A2
1.869%	11/25/2019		2,000,000	2,041,543
Hilton USA Trust, Series 2013-HLF, Class AFL
1.463%	11/05/2030	#^	1,278,467	1,276,938
Hilton USA Trust, Series 2013-HLT, Class AFX
2.662%	11/05/2030	^	1,435,000	1,442,052
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class A
1.696%	11/15/2029	#^	550,000	548,415
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class E
4.242%	11/15/2029	#^	600,000	587,056
Invitation Homes Trust, Series 2013-SFR1, Class A
1.596%	12/17/2030	#^	893,967	890,639
Invitation Homes Trust, Series 2014-SFR1, Class A
1.446%	06/17/2031	#^	3,488,743	3,438,407
Invitation Homes Trust, Series 2014-SFR2, Class A
1.546%	09/17/2031	#^	2,172,772	2,154,006
Invitation Homes Trust, Series 2015-SFR3, Class A
1.746%	08/17/2032	#^	888,229	883,840
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM
5.440%	05/15/2045		600,000	600,303
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4
5.440%	06/12/2047		661,393	671,517
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A4
5.794%	02/12/2051	#	1,458,012	1,514,138
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A
1.692%	01/15/2032	#^	1,600,000	1,590,457

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
LB Commercial Mortgage Trust, Series 2007-C3, Class AM
6.118%	07/15/2044	#	$830,000	$856,600
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AJ
5.484%	02/15/2040		370,000	372,197
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3
5.430%	02/15/2040		1,397,291	1,417,385
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM
6.363%	09/15/2045	#	220,000	232,439
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4
5.692%	04/15/2049	#	480,000	489,124
Morgan Stanley Capital I Trust, Series 2007-T25, Class AM
5.544%	11/12/2049	#	950,000	966,175
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5
5.342%	12/15/2043		428,000	434,876
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AM
5.383%	12/15/2043		880,000	895,362
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ
6.147%	02/15/2051	#	330,000	327,777

				44,354,210

Non-Agency Mortgage-Backed Securities—4.5%
Banc of America Mortgage Trust, Series 2004-L, Class 1A1
2.955%	01/25/2035	#	194,311	193,031
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	1,065,321	1,009,043
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.903%	11/25/2023	#	506,761	509,027
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class M1
1.503%	03/25/2025	#	329,454	329,755
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQA2, Class M1
1.603%	05/25/2028	#	580,536	580,989
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M1
1.703%	10/25/2028	#	1,003,212	1,003,459
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2016-HQA1, Class M1
2.203%	09/25/2028	#	1,858,088	1,864,562
Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1
2.453%	10/25/2023	#	720,690	724,377

Coupon Rate	Maturity Date		Face	Value
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1
2.053%	01/25/2024	#	$888,510	$888,226
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 1M1
1.403%	05/25/2024	#	912,388	906,399
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C03, Class 1M1
1.653%	07/25/2024	#	998,705	1,001,492
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C02, Class 1M1
2.603%	09/25/2028	#	982,457	994,447
GSAMP Trust, Series 2004-HE2, Class A1
1.033%	09/25/2034	#	397,952	398,131
GSAMP Trust, Series 2004-SEA2, Class M1
1.103%	03/25/2034	#	454,269	454,269
GSAMP Trust, Series 2005-HE3, Class M2
1.458%	06/25/2035	#	1,634,358	1,613,418
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%	03/25/2043	#^	2,135,475	2,166,589
MLCC Mortgage Investors Trust, Series 2004-1, Class 2A2
2.515%	12/25/2034	#	678,260	678,049
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2004-AR4, Class M1
1.053%	12/25/2034	#	1,383,050	1,294,938
Nomura Resecuritization Trust, Series 2015-2R, Class 5A1
1.180%	04/26/2047	#^	619,393	591,231
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	471,330	475,021
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	121,865	122,102
Sequoia Mortgage Trust, Series 2012-4, Class A1
3.500%	09/25/2042	#	1,122,377	1,161,192
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	582,959	563,048
Sequoia Mortgage Trust, Series 2013-4, Class A1
2.325%	04/25/2043	#	846,326	835,472
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	734,104	715,220
Sequoia Mortgage Trust, Series 2013-8, Class A2
2.250%	06/25/2043	#	400,342	401,202
Sequoia Mortgage Trust, Series 2014-3, Class A8
4.000%	10/25/2044	#^	1,176,354	1,224,091
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	551,649	551,845

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Springleaf Mortgage Loan Trust, Series 2013-1A, Class M1
2.310%	06/25/2058	#^	$206,000	$206,319
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065	#^	321,702	322,229
Springleaf Mortgage Loan Trust, Series 2013-2A, Class M1
3.520%	12/25/2065	#^	374,000	374,566
Structured Asset Investment Loan Trust, Series 2004-11, Class M1
1.383%	01/25/2035	#	746,000	678,361
Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 1A1
1.108%	10/19/2034	#	418,380	401,131
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-34A, Class 5A4
2.938%	11/25/2033	#	533,250	539,039
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A
2.769%	03/25/2034	#	1,232,022	1,235,922
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class A2
2.785%	06/25/2034	#	1,241,000	1,251,783
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1
0.743%	10/25/2045	#	1,318,218	1,228,763
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR6, Class 2A1A
0.683%	04/25/2045	#	1,183,706	1,112,473
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR9, Class A1A
1.093%	07/25/2045	#	698,316	660,753
Wells Fargo Mortgage Backed Securities Trust, Series 2003-H, Class A1
2.744%	09/25/2033	#	560,352	558,350
Wells Fargo Mortgage Backed Securities Trust, Series 2004-A, Class A1
2.836%	02/25/2034	#	1,062,043	1,069,799
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class B1
2.900%	09/25/2034	#	527,638	485,241
Wells Fargo Mortgage Backed Securities Trust, Series 2005-6, Class A15
5.750%	08/25/2035		332,402	333,793
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4
2.880%	05/01/2035	#	723,677	733,460
Wells Fargo Mortgage Backed Securities Trust, Series 2006-13, Class A5
6.000%	10/25/2036		1,044,640	1,063,548

				35,506,155

U.S. Government Agency Mortgage-Backed Securities—1.1%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038	^	542,671	563,895

Coupon Rate	Maturity Date		Face	Value
Federal Home Loan Mortgage Corp. TBA
3.000%	07/15/2031		$1,700,000	$1,783,473
Federal National Mortgage Association
3.109%	07/01/2041	#	1,266,469	1,337,914
2.968%	06/01/2041	#	506,911	525,465
2.244%	10/01/2034	#	581,176	616,101
2.181%	09/01/2034	#	53,054	55,947
2.165%	09/01/2034	#	79,965	85,073
2.075%	10/01/2034	#	91,134	95,553
Federal National Mortgage Association TBA
2.500%	07/25/2031		1,700,000	1,758,934
National Credit Union Administration Guaranteed Notes, Series 2010-R3, Class 1A
1.006%	12/08/2020	#	2,175,776	2,180,651

				9,003,006

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $88,824,597)				88,863,371

U.S. TREASURY OBLIGATIONS—18.0%
U.S. Treasury Notes—18.0%
U.S. Treasury Note
1.375%	04/30/2021		7,700,000	7,833,395
1.250%	12/15/2018- 04/30/2019		10,360,000	10,524,225
1.125%	06/15/2018- 02/28/2021		17,993,000	18,170,023
1.000%	09/15/2018	‡‡	5,335,000	5,379,078
1.000%	12/31/2017- 03/15/2019		31,431,000	31,658,818
0.875%	11/30/2017- 06/15/2019		54,863,000	55,136,095
0.750%	01/31/2018		11,635,000	11,666,810
0.625%	11/30/2017		630,000	630,578

				140,999,022

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $140,186,451)				140,999,022

GOVERNMENT RELATED OBLIGATIONS—3.1%
U.S. Government Agencies—0.8%
Federal Home Loan Mortgage Corp.
1.125%	04/15/2019	†	2,160,000	2,179,250
Federal National Mortgage Association
1.000%	02/26/2019		3,920,000	3,940,831

				6,120,081

Non-U.S. Government Agencies—0.7%
FMS Wertmanagement AoeR (Germany)
1.125%	09/05/2017		1,600,000	1,607,298
Kommuninvest I Sverige AB (Sweden)
1.500%	04/23/2019	^	2,910,000	2,953,327
Korea Expressway Corp. (Korea, Republic of)
1.625%	04/28/2017	^	700,000	702,428

				5,263,053

Sovereign Debt—0.2%
Caisse d’Amortissement de la Dette Sociale (France)
1.250%	03/12/2018	^	1,410,000	1,419,808

Supranational—0.6%
Asian Development Bank MTN
0.750%	07/28/2017		2,210,000	2,211,394

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
European Investment Bank
1.125%	08/15/2018		$1,200,000	$1,205,974
Inter-American Development Bank
1.000%	05/13/2019		1,640,000	1,646,314

				5,063,682

U.S. Municipal Bonds—0.8%
California Earthquake Authority Revenue Bonds (California)
1.824%	07/01/2017		700,000	706,279
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A (Florida)
2.995%	07/01/2020		3,125,000	3,284,031
State of Illinois General Obligation Bonds (Illinois)
5.877%	03/01/2019		1,830,000	1,986,520

				5,976,830

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $23,414,033)				23,843,454

ASSET-BACKED SECURITIES—17.5%
Automobiles—3.9%
AmeriCredit Automobile Receivables Series 2016-1, Class A2B
1.197%	06/10/2019	#	840,000	841,232
AmeriCredit Automobile Receivables Trust Series 2013-2, Class B
1.190%	05/08/2018		105,264	105,246
AmeriCredit Automobile Receivables Trust Series 2014-3, Class A3
1.150%	06/10/2019		490,000	490,075
AmeriCredit Automobile Receivables Trust Series 2014-3, Class D
3.130%	10/08/2020		1,275,000	1,298,862
AmeriCredit Automobile Receivables Trust Series 2015-2, Class A2A
0.830%	09/10/2018		707,828	707,491
AmeriCredit Automobile Receivables Trust Series 2015-3, Class A2A
1.070%	01/08/2019		257,580	257,589
AmeriCredit Automobile Receivables Trust Series 2016-2, Class A2A
1.420%	10/08/2019		841,000	842,377
AmeriCredit Automobile Receivables Trust Series 2016-2, Class B
2.210%	05/10/2021		1,100,000	1,110,709
AmeriCredit Automobile Receivables Trust Series 2016-2, Class C
2.870%	11/08/2021		320,000	326,616
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		248,862	248,887
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018		330,000	330,541
CarMax Auto Owner Trust Series 2015-2, Class A3
1.370%	03/16/2020		3,515,000	3,527,313
Drive Auto Receivables Trust Series 2016-BA, Class A3
1.670%	07/15/2019	^	440,000	440,465

Coupon Rate	Maturity Date		Face	Value
Drive Auto Receivables Trust Series 2016-BA, Class B
2.560%	06/15/2020	^	$390,000	$391,846
Drive Auto Receivables Trust Series 2016-BA, Class C
3.190%	07/15/2022	^	810,000	812,162
Harley-Davidson Motorcycle Trust Series 2014-1, Class A3
1.100%	09/15/2019		5,245,798	5,248,734
Porsche Financial Auto Securitization Trust Series 2014-1, Class A3
0.670%	01/23/2018	^	1,114,118	1,113,712
Santander Drive Auto Receivables Trust Series 2014-1, Class B
1.590%	10/15/2018		218,526	218,673
Santander Drive Auto Receivables Trust Series 2014-3, Class D
2.650%	08/17/2020		290,000	292,698
Santander Drive Auto Receivables Trust Series 2014-5, Class A3
1.150%	01/15/2019		1,147,161	1,147,561
Santander Drive Auto Receivables Trust Series 2015-1, Class A2A
0.910%	07/16/2018		468,688	468,560
Santander Drive Auto Receivables Trust Series 2015-1, Class D
3.240%	04/15/2021		450,000	457,080
Santander Drive Auto Receivables Trust Series 2015-2, Class D
3.020%	04/15/2021		530,000	539,323
Santander Drive Auto Receivables Trust Series 2015-3, Class A2A
1.020%	09/17/2018		377,153	377,043
Santander Drive Auto Receivables Trust Series 2015-5, Class A2A
1.120%	12/17/2018		118,798	118,776
Santander Drive Auto Receivables Trust Series 2016-1, Class A2A
1.410%	07/15/2019		1,350,000	1,352,248
Santander Drive Auto Receivables Trust Series 2016-2, Class A2A
1.380%	07/15/2019		570,000	570,260
Santander Drive Auto Receivables Trust Series 2016-2, Class C
2.660%	11/15/2021		880,000	895,612
Toyota Auto Receivables Owner Trust Series 2014-B, Class A4
1.310%	09/16/2019		400,000	401,844
Volkswagen Auto Loan Enhanced Trust Series 2014-1, Class A3
0.910%	10/22/2018		3,924,240	3,917,511
Westlake Automobile Receivables Trust Series 2016-2A, Class A2
1.570%	06/17/2019	^	510,000	510,134
Westlake Automobile Receivables Trust Series 2016-2A, Class B
2.300%	11/15/2019	^	970,000	974,175
Westlake Automobile Receivables Trust Series 2016-2A, Class D
4.100%	06/15/2021	^	480,000	484,468

				30,819,823

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Collateralized Loan Obligation—0.6%
ARES XXVI CLO Ltd. (Cayman Islands) Series 2013-1A, Class A
1.728%	04/15/2025	#^	$750,000	$741,375
Dryden 37 Senior Loan Fund (Cayman Islands) Series 2015-37A, Class A
2.128%	04/15/2027	#^	500,000	499,369
Octagon Investment Partners XXI Ltd. (Cayman Islands) Series 2014-1A, Class A1A
2.096%	11/14/2026	#^	1,200,000	1,196,387
Seneca Park CLO Ltd. (Cayman Islands) Series 2014-1A, Class A
2.113%	07/17/2026	#^	600,000	599,001
Treman Park CLO Ltd. (Cayman Islands) Series 2015-1A, Class A
2.134%	04/20/2027	#^	1,525,000	1,522,960

				4,559,092

Credit Card—8.2%
American Express Credit Account Master Trust Series 2014-1, Class A
0.812%	12/15/2021	#	5,989,000	5,992,994
BA Credit Card Trust Series 2014-A1, Class A
0.822%	06/15/2021	#	5,600,000	5,599,270
Cabela’s Credit Card Master Note Trust Series 2014-1, Class A
0.792%	03/16/2020	#	2,195,000	2,184,044
Cabela’s Credit Card Master Note Trust Series 2014-2, Class A
0.892%	07/15/2022	#	2,531,000	2,508,971
Capital One Multi-Asset Execution Trust Series 2007-A5, Class A5
0.482%	07/15/2020	#	4,900,000	4,885,893
Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7
5.750%	07/15/2020		2,100,000	2,223,159
Capital One Multi-Asset Execution Trust Series 2014-A3, Class A3
0.822%	01/18/2022	#	1,800,000	1,800,160
Chase Issuance Trust Series 2007-B1, Class B1
0.692%	04/15/2019	#	1,500,000	1,496,323
Chase Issuance Trust Series 2013-A9, Class A
0.862%	11/16/2020	#	9,000,000	9,007,245
Chase Issuance Trust Series 2015-A7, Class A7
1.620%	07/15/2020		2,250,000	2,275,981
Citibank Credit Card Issuance Trust Series 2008-A2, Class A2
1.601%	01/23/2020	#	3,300,000	3,346,657
Citibank Credit Card Issuance Trust Series 2013-A6, Class A6
1.320%	09/07/2018		3,897,000	3,900,764
Discover Card Execution Note Trust Series 2007-A1, Class A1
5.650%	03/16/2020		750,000	791,826
Discover Card Execution Note Trust Series 2013-A6, Class A6
0.892%	04/15/2021	#	5,558,000	5,571,240

Coupon Rate	Maturity Date		Face	Value
Discover Card Execution Note Trust Series 2014-A1, Class A1
0.872%	07/15/2021	#	$3,200,000	$3,209,211
Synchrony Credit Card Master Note Trust Series 2012-3, Class A
0.892%	03/15/2020	#	5,720,000	5,722,974
Synchrony Credit Card Master Note Trust Series 2012-6, Class A
1.360%	08/17/2020		1,120,000	1,123,136
Synchrony Credit Card Master Note Trust Series 2015-2, Class A
1.600%	04/15/2021		2,315,000	2,325,398

				63,965,246

Home Equity—1.6%
Accredited Mortgage Loan Trust Series 2006-1, Class A3
0.633%	04/25/2036	#	329,634	328,979
Aegis Asset Backed Securities Trust Series 2005-1, Class M2
0.953%	03/25/2035	#	110,993	110,775
Ameriquest Mortgage Securities, Inc. Series 2005-R11, Class M1
0.903%	01/25/2036	#	300,000	282,948
Ameriquest Mortgage Securities, Inc. Series 2005-R2, Class M2
1.173%	04/25/2035	#	270,912	269,059
Ameriquest Mortgage Securities, Inc. Series 2005-R7, Class M2
0.953%	09/25/2035	#	1,770,000	1,626,048
Ameriquest Mortgage Securities, Inc. Series 2005-R8, Class M1
0.923%	10/25/2035	#	1,210,000	1,198,874
Bear Stearns Asset Backed Securities I Trust Series 2004-BO1, Class M2
1.203%	10/25/2034	#	16,319	16,334
First Franklin Mortgage Loan Trust Series 2005-FF6, Class M2
1.113%	05/25/2036	#	200,000	195,987
Home Equity Asset Trust Series 2005-2, Class M3
1.218%	07/25/2035	#	5,596	5,606
Home Equity Asset Trust Series 2006-1, Class 2A4
0.783%	04/25/2036	#	6,389	6,378
Irwin Home Equity Loan Trust Series 2006-1, Class 2A3
5.770%	09/25/2035	^	1,113,561	1,130,097
JP Morgan Mortgage Acquisition Corp. Series 2005-WMC1, Class M1
1.083%	09/25/2035	#	55,159	54,890
Long Beach Mortgage Loan Trust Series 2005-1, Class M2
1.248%	02/25/2035	#	681,879	682,553
Mastr Asset Backed Securities Trust Series 2004-OPT2, Class A2
1.153%	09/25/2034	#	1,012,108	920,812
Merrill Lynch Mortgage Investors Trust Series 2006-FF1, Class M1
0.673%	08/25/2036	#	1,260,000	1,244,253
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE3, Class M2
1.233%	07/25/2035	#	3,360	3,487

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE5, Class M1
1.083%	09/25/2035	#	$53,214	$53,113
New Century Home Equity Loan Trust Series 2005-3, Class M2
0.943%	07/25/2035	#	870,000	856,063
Park Place Securities, Inc. Series 2004-WHQ2, Class M2
1.398%	02/25/2035	#	388,309	387,901
Park Place Securities, Inc. Series 2005-WCW2, Class M1
0.953%	07/25/2035	#	187,539	185,951
Park Place Securities, Inc. Series 2005-WHQ1, Class M2
1.203%	03/25/2035	#	7,962	7,982
Soundview Home Loan Trust Series 2006-1, Class A3
0.643%	02/25/2036	#	480,172	478,690
Structured Asset Securities Corp. Series 2005-WF1, Class A3
1.113%	02/25/2035	#	310,946	303,766
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC2, Class A3
0.603%	09/25/2036	#	1,216,207	1,056,020
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-WF1, Class M2
0.793%	02/25/2036	#	500,000	454,240
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2005-3, Class M2
0.883%	11/25/2035	#	466,326	464,531
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2005-4, Class AI3
0.833%	12/25/2035	#	244,460	244,534

				12,569,871

Manufactured Housing—0.8%
Conseco Financial Corp. Series 1995-6, Class B1
7.700%	09/15/2026		417,403	444,576
Conseco Financial Corp. Series 1997-8, Class A
6.780%	10/15/2027		766,569	799,823
Conseco Financial Corp. Series 1998-2, Class A5
6.240%	12/01/2028	#	215,536	226,201
Conseco Financial Corp. Series 1998-4, Class A6
6.530%	04/01/2030	#	1,186,760	1,270,394
Conseco Financial Corp. Series 1998-6, Class A8
6.660%	06/01/2030		796,982	858,144
Greenpoint Manufactured Housing Series 1999-5, Class M1A
8.300%	10/15/2026	#	520,881	578,978
Lehman ABS Manufactured Housing Contract Trust Series 2001-B, Class A4
5.270%	04/15/2040		334,044	343,800
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, Class B1
3.703%	03/25/2032	#	1,090,430	1,107,708

Coupon Rate	Maturity Date		Face	Value
Origen Manufactured Housing Contract Trust Series 2002-A, Class M1
7.870%	05/15/2032	#	$854,288	$932,342

				6,561,966

Other—2.4%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		518,916	518,813
CNH Equipment Trust Series 2015-B, Class A3
1.370%	07/15/2020		7,400,000	7,426,265
FBR Securitization Trust Series 2005-2, Class M1
1.173%	09/25/2035	#	711,439	707,348
FFMLT Trust Series 2005-FF8, Class M1
0.943%	09/25/2035	#	1,129,059	1,110,874
Global SC Finance II SRL (Barbados) Series 2014-1A, Class A1
3.190%	07/17/2029	^	1,552,000	1,481,831
GreatAmerica Leasing Receivables Funding LLC Series 2013-1, Class C
1.830%	06/17/2019	^	250,000	250,124
Kubota Credit Owner Trust Series 2015-1A, Class A2
0.940%	12/15/2017	^	824,742	824,480
MMAF Equipment Finance LLC Series 2015-AA, Class A3
1.390%	10/16/2019	^	3,095,000	3,099,818
TAL Advantage V LLC Series 2014-2A, Class A1
1.700%	05/20/2039	^	1,406,610	1,390,703
Trade MAPS 1 Ltd. (Ireland) Series 2013-1A, Class A
1.145%	12/10/2018	#^	1,800,000	1,793,006

				18,603,262

Student Loan—0.0%
Nelnet Student Loan Trust Series 2014-2A, Class A1
0.719%	06/25/2021	#^	216,126	215,313

TOTAL ASSET-BACKED SECURITIES
(Cost $137,123,301)				137,294,573

			Shares	Value
MONEY MARKET FUNDS—3.9%
Institutional Money Market Funds—3.9%
Dreyfus Institutional Cash Advantage Fund, 0.39%		††¥	550,000	550,000
Fidelity Institutional Money Market: Government Portfolio—Institutional Class, 0.30%		††¥	550,000	550,000
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%			¥27,553,485	27,553,485

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Low Duration Bond Fund

		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%	††¥	611,072	$611,072
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.43%	††¥	550,000	550,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.43%	††¥	550,000	550,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.43%	††¥	550,000	550,000

TOTAL MONEY MARKET FUNDS
(Cost $30,914,557)			30,914,557

TOTAL INVESTMENTS—101.0%
(Cost $787,478,293)			792,127,489
Other assets less liabilities—(1.0%)			(7,705,112)

NET ASSETS—100.0%			$784,422,377

Notes to the Schedule of Investments:

CLO	Collateralized Loan Obligation
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	Security is subject to delayed delivery.
#	Rate is subject to change. Rate shown reflects current rate.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $129,264,283, which represents 16.5% of Net Assets. The illiquid 144A securities represented 0.3% of Net Assets, and 2.0% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Inflation Focused Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—7.5%
Aerospace & Defense—0.0%
KLX, Inc.
5.875%	12/01/2022	^	$156,000	$153,660

Automobiles—0.0%
General Motors Co.
3.500%	10/02/2018		154,000	158,640

Banks—1.5%
Bank of America Corp.
5.750%	12/01/2017		1,100,000	1,164,681
Bank of America Corp. MTN
5.625%	07/01/2020		230,000	258,993
4.000%	04/01/2024		255,000	272,614
Bank of America Corp., Perpetual Bond, Series Z
6.500%	10/23/2024	#†	150,000	159,937
BNP Paribas SA, Bank Note (France)
5.000%	01/15/2021		230,000	258,480
Citigroup, Inc.
3.300%	04/27/2025		270,000	277,089
Citizens Bank NA, Bank Note
2.300%	12/03/2018		300,000	304,097
Credit Agricole SA (France)
8.125%	09/19/2033	#	1,000,000	1,075,000
Intesa Sanpaolo SpA (Italy)
6.500%	02/24/2021	^	500,000	569,532
2.375%	01/13/2017		700,000	702,710
JPMorgan Chase & Co.
3.875%	02/01/2024		250,000	270,347
3.200%	01/25/2023		265,000	274,923
KBC Bank NV (Belgium)
8.000%	01/25/2023	#	200,000	212,475
Lloyds Banking Group plc (United Kingdom)
3.100%	07/06/2021		370,000	371,495
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.553%	03/01/2021	#	257,000	264,760
PNC Bank NA MTN
3.250%	06/01/2025		300,000	319,108
Santander Holdings USA, Inc.
2.650%	04/17/2020		267,000	263,891
Santander UK plc (United Kingdom)
5.000%	11/07/2023	^	200,000	205,980
Societe Generale SA (France)
5.200%	04/15/2021	^	235,000	268,983
Standard Chartered plc, Perpetual Bond (United Kingdom)
6.409%	01/30/2017	#^†	200,000	180,500
UBS Group Funding Jersey Ltd. (Jersey)
2.409%	04/14/2021	#^	200,000	202,252

				7,877,847

Biotechnology—0.1%
Biogen, Inc.
3.625%	09/15/2022		133,000	141,377
Celgene Corp.
3.875%	08/15/2025		105,000	112,210
Gilead Sciences, Inc.
3.650%	03/01/2026		102,000	111,128

				364,715

Coupon Rate	Maturity Date		Face	Value
Capital Markets—1.2%
Goldman Sachs Group, Inc. (The) MTN
3.850%	07/08/2024		$2,600,000	$2,761,436
2.274%	11/29/2023	#	205,000	204,771
Morgan Stanley
2.650%	01/27/2020		260,000	264,511
Morgan Stanley, Series F
3.875%	04/29/2024		255,000	273,418
UBS AG (Switzerland)
7.625%	08/17/2022		300,000	340,500
5.125%	05/15/2024		1,300,000	1,327,513
UBS AG MTN (Switzerland)
4.750%	05/22/2023	#	900,000	922,500

				6,094,649

Chemicals—0.1%
LyondellBasell Industries NV (Netherlands)
5.750%	04/15/2024		230,000	274,176

Communications Equipment—0.0%
Motorola Solutions, Inc.
7.500%	05/15/2025		205,000	241,741

Consumer Finance—0.2%
Ford Motor Credit Co. LLC
6.625%	08/15/2017		700,000	739,071
5.875%	08/02/2021		225,000	258,342
Navient Corp. MTN
7.250%	01/25/2022		95,000	90,844

				1,088,257

Containers & Packaging—0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.750%	10/15/2020		100,000	103,500

Diversified Financial Services—0.1%
Cooperatieve Rabobank UA (Netherlands)
4.375%	08/04/2025		250,000	261,621
S&P Global, Inc.
4.400%	02/15/2026		191,000	213,745

				475,366

Diversified Telecommunication Services—0.8%
AT&T, Inc.
5.875%	10/01/2019		230,000	260,391
5.150%	03/15/2042		160,000	173,266
3.000%	02/15/2022		265,000	270,598
1.051%	03/30/2017	#	3,000,000	3,001,947
Sprint Capital Corp.
6.900%	05/01/2019		300,000	288,000
Verizon Communications, Inc.
4.600%	04/01/2021		240,000	269,350

				4,263,552

Electric Utilities—0.1%
Entergy Corp.
4.000%	07/15/2022		131,000	140,758
Exelon Corp.
2.850%	06/15/2020		345,000	356,216

				496,974

Energy Equipment & Services—0.1%
Diamond Offshore Drilling, Inc.
3.450%	11/01/2023	†	275,000	230,174

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Inflation Focused Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Schlumberger Holdings Corp.
3.000%	12/21/2020	^	$175,000	$182,630

				412,804

Food & Staples Retailing—0.1%
CVS Health Corp.
3.875%	07/20/2025		186,000	204,980
Walgreens Boots Alliance, Inc.
3.800%	11/18/2024		263,000	279,131

				484,111

Food Products—0.1%
Grupo Bimbo SAB de CV (Mexico)
3.875%	06/27/2024	^	255,000	266,275
Kraft Heinz Foods Co.
3.500%	07/15/2022	^	137,000	145,696
2.800%	07/02/2020	^	105,000	109,137
Tyson Foods, Inc.
2.650%	08/15/2019		260,000	267,303

				788,411

Health Care Equipment & Supplies—0.1%
Becton Dickinson and Co.
3.734%	12/15/2024		255,000	275,158

Health Care Providers & Services—0.1%
HCA, Inc.
6.500%	02/15/2020		145,000	160,769
Laboratory Corp. of America Holdings
3.600%	02/01/2025		265,000	275,551

				436,320

Hotels, Restaurants & Leisure—0.0%
Wyndham Worldwide Corp.
4.250%	03/01/2022		245,000	260,209

Household Durables—0.1%
Newell Brands, Inc.
3.850%	04/01/2023		75,000	79,666
3.150%	04/01/2021		257,000	268,027

				347,693

Household Products—0.0%
Spectrum Brands, Inc.
5.750%	07/15/2025		155,000	162,169

Insurance—0.2%
Hartford Financial Services Group, Inc. (The)
5.125%	04/15/2022		235,000	267,602
Lincoln National Corp.
4.000%	09/01/2023		255,000	265,519
MetLife, Inc., Perpetual Bond, Series C
5.250%	06/15/2020	#	136,000	135,320
MetLife, Inc., Series D
4.368%	09/15/2023		245,000	271,484
Nationwide Mutual Insurance Co.
9.375%	08/15/2039	^	70,000	107,054
Prudential Financial, Inc.
5.375%	05/15/2045	#†	265,000	267,650

				1,314,629

Coupon Rate	Maturity Date		Face	Value
Internet Software & Services—0.0%
eBay, Inc.
3.800%	03/09/2022		$68,000	$72,347

IT Services—0.0%
Fidelity National Information Services, Inc.
5.000%	10/15/2025		3,000	3,412
3.500%	04/15/2023		37,000	38,472

				41,884

Media—0.2%
21st Century Fox America, Inc.
6.150%	02/15/2041		215,000	269,423
4.500%	02/15/2021		240,000	268,243
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%	07/23/2025	^	140,000	153,338
Time Warner, Inc.
3.550%	06/01/2024		260,000	276,687

				967,691

Metals & Mining—0.1%
Freeport-McMoRan, Inc.
4.550%	11/14/2024	†	205,000	180,400
Glencore Funding LLC
4.000%	04/16/2025	^	275,000	243,813
Newmont Mining Corp.
4.875%	03/15/2042		240,000	238,174

				662,387

Multiline Retail—0.0%
Kohl’s Corp.
5.550%	07/17/2045		90,000	84,112

Multi-Utilities—0.1%
Berkshire Hathaway Energy Co.
6.125%	04/01/2036		215,000	285,996

Oil, Gas & Consumable Fuels—1.1%
BG Energy Capital plc (United Kingdom)
6.500%	11/30/2072	#	800,000	836,030
BP Capital Markets plc (United Kingdom)
3.814%	02/10/2024		255,000	273,456
Cenovus Energy, Inc. (Canada)
5.700%	10/15/2019		53,000	56,101
3.000%	08/15/2022		14,000	12,797
Chevron Corp.
2.411%	03/03/2022		266,000	271,602
ConocoPhillips
6.000%	01/15/2020		220,000	250,419
Energy Transfer Partners LP
4.050%	03/15/2025		270,000	265,441
EnLink Midstream Partners LP
4.400%	04/01/2024		255,000	239,591
Enterprise Products Operating LLC
2.550%	10/15/2019		260,000	267,380
Husky Energy, Inc. (Canada)
7.250%	12/15/2019		34,000	38,280
Kinder Morgan Energy Partners LP
3.950%	09/01/2022		265,000	270,047
Kinder Morgan, Inc.
2.000%	12/01/2017		1,900,000	1,890,487
Petrobras Global Finance BV (Netherlands)
5.750%	01/20/2020		210,000	203,406
4.875%	03/17/2020		200,000	188,000
Plains All American Pipeline LP/PAA Finance Corp.
3.600%	11/01/2024		190,000	178,744

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Inflation Focused Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Reliance Holding USA, Inc.
5.400%	02/14/2022	^	$250,000	$280,270
Spectra Energy Partners LP
4.600%	06/15/2021		240,000	260,441

				5,782,492

Pharmaceuticals—0.7%
AbbVie, Inc.
3.600%	05/14/2025		172,000	180,560
Actavis Funding SCS (Luxembourg)
3.800%	03/15/2025		260,000	271,364
3.450%	03/15/2022		500,000	519,932
1.850%	03/01/2017		1,900,000	1,906,762
1.548%	09/01/2016	#	300,000	300,307
Perrigo Finance Unlimited Co. (Ireland)
3.500%	12/15/2021		257,000	264,805
Valeant Pharmaceuticals International, Inc. (Canada)
6.125%	04/15/2025	^	150,000	120,750

				3,564,480

Real Estate Investment Trusts (REITs)—0.1%
American Tower Corp.
4.700%	03/15/2022		250,000	276,229

Road & Rail—0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.250%	03/15/2025	^	87,000	79,061

Semiconductors & Semiconductor Equipment—0.1%
Advanced Micro Devices, Inc.
6.750%	03/01/2019		86,000	82,990
KLA-Tencor Corp.
4.650%	11/01/2024		259,000	283,015
Lam Research Corp.
2.800%	06/15/2021		40,000	40,996
Micron Technology, Inc.
7.500%	09/15/2023	^	67,000	71,355

				478,356

Specialty Retail—0.0%
Sonic Automotive, Inc.
5.000%	05/15/2023		160,000	157,600

Technology Hardware, Storage & Peripherals—0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%	06/15/2024	^	109,000	113,979
4.420%	06/15/2021	^	260,000	267,902

				381,881

Textiles, Apparel & Luxury Goods—0.0%
Hanesbrands, Inc.
4.625%	05/15/2024	^	64,000	64,480

Tobacco—0.1%
Altria Group, Inc.
2.625%	01/14/2020		259,000	269,464
Reynolds American, Inc.
4.000%	06/12/2022		184,000	200,234

				469,698

TOTAL CORPORATE OBLIGATIONS
(Cost $38,880,087)				39,443,275

Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—2.5%
Commercial Mortgage-Backed Securities— 1.3%
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A
3.369%	03/13/2035	^	$350,000	$373,495
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class D
5.039%	09/10/2045	#^	153,160	143,731
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D
4.603%	04/10/2046	#^	130,000	119,579
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.137%	02/10/2048		520,000	547,205
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5
5.617%	10/15/2048		154,186	154,261
COMM Mortgage Trust, Series 2015-CR22, Class A5
3.309%	03/10/2048		390,000	414,357
COMM Mortgage Trust, Series 2015-CR25, Class A4
3.759%	08/10/2048		350,000	385,004
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3.718%	08/15/2048		188,608	206,705
GS Mortgage Securities Trust, Series 2007-GG10, Class A4
5.988%	08/10/2045	#	239,869	246,060
GS Mortgage Securities Trust, Series 2013-G1, Class A2
3.557%	04/10/2031	#^	196,205	204,284
GS Mortgage Securities Trust, Series 2014-GC18, Class D
5.112%	01/10/2047	#^	164,000	134,163
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AJ
5.480%	05/15/2045	#	123,367	123,550
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM
5.372%	05/15/2047		113,200	112,917
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A1A
5.439%	01/15/2049		346,891	353,083
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class A
1.362%	06/15/2029	#^	262,000	259,083
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A
2.142%	07/15/2036	#^	259,000	259,217
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3
3.801%	08/15/2048		185,000	204,063
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class C
4.819%	11/15/2048	#	169,800	160,019
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AJ
5.452%	09/15/2039	#	82,430	82,108
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A2
2.729%	04/20/2048	#^	211,000	216,519
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A2
2.579%	03/10/2049	#^	144,933	146,613

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Inflation Focused Fund

Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Merrill Lynch Mortgage Trust, Series 2006-C2, Class AJ
5.802%	08/12/2043	#	$105,300	$104,922
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A
5.166%	12/12/2049		306,613	308,409
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A4
3.809%	12/15/2048		875,000	969,262
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class E
5.888%	01/10/2045	#^	70,000	75,857
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4
3.789%	12/15/2047		350,000	386,094
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class C
4.620%	12/15/2047	#	164,600	165,453
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class D
4.961%	11/15/2045	#^	102,562	99,454

				6,955,467

Non-Agency Mortgage-Backed Securities—1.0%
Bellemeade Re II Ltd., Series 2016-1A, Class M2B
6.953%	04/25/2026	#^‡	155,500	156,472
Bellemeade Re Ltd., Series 2015-1A, Class M1
2.946%	07/25/2025	#^	72,858	72,311
COLT Mortgage Loan Trust, Series 2016-1, Class A1
3.000%	05/25/2046	^	500,000	503,615
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-DN3, Class M3
4.453%	08/25/2024	#	250,000	249,492
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3
5.003%	10/25/2024	#	250,000	255,077
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-HQ2, Class M3
4.203%	09/25/2024	#	250,000	240,442
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-HQ3, Class M3
5.203%	10/25/2024	#	250,000	256,024
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-DNA2, Class M2
3.046%	12/25/2027	#	431,232	439,791
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3
5.153%	04/25/2028	#	250,000	248,236
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQA1, Class M2
3.103%	03/25/2028	#	310,600	318,020

Coupon Rate	Maturity Date		Face	Value
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQA2, Class M3
5.253%	05/25/2028	#	$250,000	$247,329
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3
6.003%	07/25/2028	#	250,000	260,823
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3
5.103%	10/25/2028	#	250,000	244,124
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C01, Class 2M2
5.003%	02/25/2025	#	191,137	196,544
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C02, Class 1M2
4.453%	05/25/2025	#	180,000	180,203
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C02, Class 2M2
4.453%	05/25/2025	#	165,000	163,091
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C03, Class 1M1
1.953%	07/25/2025	#	93,617	93,902
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C03, Class 1M2
5.453%	07/25/2025	#	85,000	85,604
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C03, Class 2M2
5.453%	07/25/2025	#	215,300	217,749
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C04, Class 1M2
6.153%	04/25/2028	#	65,218	67,296
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C04, Class 2M2
6.003%	04/25/2028	#	103,770	106,068
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C01, Class 1M2
7.203%	08/25/2028	#†	134,330	147,752
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C01, Class 2M2
7.403%	08/25/2028	#	144,404	155,456
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C02, Class 1M2
6.453%	09/25/2028	#	100,900	106,756
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C03, Class 1M2
5.753%	10/25/2028	#	44,000	45,013
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C03, Class 2M2
6.353%	10/25/2028	#	132,000	137,817

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Inflation Focused Fund

Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 1M1
3.196%	11/25/2025	#^	$59,823	$59,944
Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 2M1
3.296%	11/25/2025	#^	78,456	78,619

				5,333,570

U.S. Government Agency Mortgage-Backed Securities—0.2%
Federal Home Loan Mortgage Corp. REMICS, Series 3311, Class IE
5.968%	05/15/2037	#	564,413	123,105
Federal National Mortgage Association REMICS, Series 2011-15, Class SA
6.607%	03/25/2041	#	624,569	154,019
Federal National Mortgage Association REMICS, Series 2015-33, Class AI
5.000%	06/25/2045		827,784	148,968
Federal National Mortgage Association REMICS, Series 2015-66, Class AS
5.797%	09/25/2045	#	759,332	158,775
Federal National Mortgage Association REMICS, Series 2016-11, Class SG
5.697%	03/25/2046	#	841,578	160,676
Federal National Mortgage Association REMICS, Series 2016-19, Class SA
5.647%	04/25/2046	#	900,235	162,565

				908,108

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $13,006,701)				13,197,145

U.S. TREASURY OBLIGATIONS—86.0%
U.S. Treasury Bonds—0.2%
U.S. Treasury Bond
2.500%	02/15/2046		830,000	864,302

U.S. Treasury Inflation Protected Securities Bonds—36.4%
U.S. Treasury Bond
3.875%	04/15/2029	‡‡	5,440,000	11,420,299
3.625%	04/15/2028		5,663,000	11,605,774
3.375%	04/15/2032		1,798,100	3,555,085
2.500%	01/15/2029		18,667,000	26,396,028
2.375%	01/15/2025- 01/15/2027		30,034,400	44,406,747
2.125%	02/15/2040- 02/15/2041		11,710,100	16,947,523
2.000%	01/15/2026		8,515,400	12,089,476
1.750%	01/15/2028		12,243,000	16,366,877
1.375%	02/15/2044		18,739,000	22,284,599
1.000%	02/15/2046		5,939,000	6,483,177
0.750%	02/15/2042- 02/15/2045		16,857,800	17,834,471
0.625%	02/15/2043		2,760,000	2,802,818

				192,192,874

Coupon Rate	Maturity Date		Face	Value
U.S. Treasury Inflation Protected Securities Notes—48.1%
U.S. Treasury Note
1.375%	07/15/2018- 01/15/2020		$6,364,800	$7,495,229
1.250%	07/15/2020		5,375,000	6,342,135
1.125%	01/15/2021		6,300,000	7,376,511
0.625%	07/15/2021- 01/15/2026		50,085,500	55,064,272
0.375%	07/15/2023- 07/15/2025		40,159,900	42,330,238
0.250%	01/15/2025		7,555,000	7,754,432
0.125%	04/15/2018- 07/15/2024		122,128,100	127,753,343

				254,116,160

U.S. Treasury Notes—1.3%
U.S. Treasury Note
2.000%	02/15/2025		1,100,000	1,151,111
1.625%	05/15/2026	†	4,000,000	4,049,064
1.625%	02/15/2026		1,500,000	1,516,934

				6,717,109

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $438,858,119)				453,890,445

GOVERNMENT RELATED OBLIGATIONS—0.2%
U.S. Government Agencies—0.2%
Federal Home Loan Bank Discount Note
0.310%	07/27/2016		600,000	599,930
New Valley Generation I
7.299%	03/15/2019		349,959	380,890

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $1,630,068)				980,820

ASSET-BACKED SECURITIES—2.6%
Automobiles—1.6%
Ally Master Owner Trust Series 2012-4, Class A
1.720%	07/15/2019		500,000	503,137
Ally Master Owner Trust Series 2015-3, Class A
1.630%	05/15/2020		530,000	531,794
Avis Budget Rental Car Funding AESOP LLC Series 2012-3A, Class A
2.100%	03/20/2019	^	360,000	361,960
Bank of The West Auto Trust Series 2015-1, Class A3
1.310%	10/15/2019	^	527,000	526,966
BMW Floorplan Master Owner Trust Series 2015-1A, Class A
0.942%	07/15/2020	#^	318,000	318,172
California Republic Auto Receivables Trust Series 2015-1, Class A4
1.820%	09/15/2020		370,000	372,736
California Republic Auto Receivables Trust Series 2015-2, Class A3
1.310%	08/15/2019		530,000	530,323
CarMax Auto Owner Trust Series 2013-4, Class A4
1.280%	05/15/2019		317,000	317,608

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Inflation Focused Fund

Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Chrysler Capital Auto Receivables Trust Series 2014-AA, Class A4
1.310%	05/15/2019	^	$370,000	$370,448
Chrysler Capital Auto Receivables Trust Series 2015-BA, Class A3
1.910%	03/16/2020	^	255,000	256,532
Drive Auto Receivables Trust Series 2015-DA, Class A2A
1.230%	06/15/2018	^	39,788	39,779
Drive Auto Receivables Trust Series 2016-AA, Class A2A
1.500%	03/15/2018	^	16,924	16,927
Enterprise Fleet Financing LLC Series 2015-1, Class A2
1.300%	09/20/2020	^	383,324	382,935
Exeter Automobile Receivables Trust Series 2016-1A, Class D
8.200%	02/15/2023	^	130,000	132,395
Ford Credit Auto Lease Trust Series 2014-B, Class A3
0.890%	09/15/2017		226,663	226,653
Ford Credit Floorplan Master Owner Trust A Series 2015-2, Class A1
1.980%	01/15/2022		500,000	506,932
GE Dealer Floorplan Master Note Trust Series 2014-1, Class A
0.828%	07/20/2019	#	350,000	349,274
GM Financial Automobile Leasing Trust Series 2015-2, Class A3
1.680%	12/20/2018		480,000	483,540
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1
1.650%	05/15/2020	^	181,677	182,004
Harley-Davidson Motorcycle Trust Series 2015-2, Class A3
1.300%	03/16/2020		527,000	528,405
Hertz Vehicle Financing II LP Series 2015-2A, Class A
2.020%	09/25/2019	^	154,000	154,465
Hertz Vehicle Financing LLC Series 2013-1A, Class B2
2.480%	08/25/2019	^	158,000	154,767
Hyundai Auto Lease Securitization Trust Series 2015-B, Class A3
1.400%	11/15/2018	^	175,000	175,658
Mercedes Benz Auto Lease Trust Series 2015-B, Class A3
1.340%	07/16/2018		97,000	97,268
Porsche Innovative Lease Owner Trust Series 2015-1, Class A4
1.430%	05/21/2021	^	528,000	528,937
Santander Drive Auto Receivables Trust Series 2015-4, Class A2A
1.200%	12/17/2018		54,046	54,057
TCF Auto Receivables Owner Trust Series 2015-1A, Class A2
1.020%	08/15/2018	^	85,324	85,269
Westlake Automobile Receivables Trust Series 2015-3A, Class A2A
1.420%	05/17/2021	^	64,939	64,980

				8,253,921

Coupon Rate	Maturity Date		Face	Value
Credit Card—0.2%
Barclays Dryrock Issuance Trust Series 2015-2, Class A
1.560%	03/15/2021		$158,000	$159,293
Capital One Multi-Asset Execution Trust Series 2015-A5, Class A5
1.600%	05/17/2021		213,000	215,718
Synchrony Credit Card Master Note Trust Series 2015-3, Class A
1.740%	09/15/2021		103,000	103,732
World Financial Network Credit Card Master Trust Series 2012-B, Class A
1.760%	05/17/2021		520,000	523,436
World Financial Network Credit Card Master Trust Series 2015-B, Class A
2.550%	06/17/2024		168,000	174,336

				1,176,515

Home Equity—0.5%
ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1, Class M1
1.203%	11/25/2050	#	32,563	32,656
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2006-HE3, Class A1
0.618%	03/25/2036	#	451,750	426,462
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF11, Class A2D
1.133%	11/25/2035	#	284,143	284,214
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF6, Class M2
1.113%	05/25/2036	#	1,300,000	1,273,915
HSBC Home Equity Loan Trust USA Series 2007-1, Class M2
0.928%	03/20/2036	#	500,000	477,439
Long Beach Mortgage Loan Trust Series 2005-2, Class M4
1.383%	04/25/2035	#	273,801	267,983
Saxon Asset Securities Trust Series 2003-1, Class AF7
4.034%	06/25/2033		74,431	75,481

				2,838,150

Other—0.3%
Citi Held For Asset Issuance Series 2016-PM1, Class A
4.650%	04/15/2025	^	103,777	105,017
Dell Equipment Finance Trust Series 2015-2, Class A2A
1.420%	12/22/2017	^	156,000	156,159
H/2 Asset Funding Ltd. Series 2015-1
1.624%	06/24/2049		201,690	201,042
Taco Bell Funding LLC Series 2016-1A, Class A2I
3.832%	05/25/2046	^	153,000	155,304
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A1
0.798%	07/22/2019	#^	100,000	98,802
VOLT XLII LLC Series 2016-NPL2, Class A1
4.250%	03/26/2046	^	948,035	950,341

				1,666,665

TOTAL ASSET-BACKED SECURITIES
(Cost $13,728,671)				13,935,251

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Inflation Focused Fund	Notional/ Contracts	Value
PURCHASED OPTIONS—0.1%
Put—U.S. 1 Year Swaption, Expires 07/05/2016, Strike 1.15%	25,500,000	$2
Put—U.S. 1 Year Swaption, Expires 07/05/2016, Strike 1.50%	24,000,000	2
Put—U.S. 1 Year Swaption, Expires 07/15/2016, Strike 1.25%	65,800,000	7
Put—U.S. 10 Year Swaption, Expires 07/21/2016, Strike 1.78%	3,000,000	324
Call—U.S. 30 Year Swaption, Expires 06/15/2018, Strike 2.15%	1,300,000	157,438
Put—U.S. 30 Year Swaption, Expires 06/15/2018, Strike 2.15%	1,300,000	96,786
Put—U.S. 30 Year Swaption, Expires 10/17/2018, Strike 2.61%	1,200,000	55,598
Put—U.S. 30 Year Swaption, Expires 11/15/2018, Strike 2.61%	400,000	19,123
Put—U.S. 30 Year Swaption, Expires 12/10/2018, Strike 2.59%	400,000	20,098
Put—U.S. 30 Year Swaption, Expires 03/29/2019, Strike 2.60%	1,800,000	99,882
Call—U.S. 5 Year Swaption, Expires 12/13/2016, Strike 1.00%	2,500,000	20,169
Call—U.S. 10 Year Treasury Note, Expires 08/26/2016, Strike $133.50	101	86,797

TOTAL PURCHASED OPTIONS
(Cost $798,041)		556,226

	Shares	Value
MONEY MARKET FUNDS—2.3%
Institutional Money Market Funds—2.3%
Dreyfus Institutional Cash Advantage Fund, 0.39% ††¥	900,000	900,000
Fidelity Institutional Money Market: Government Portfolio—Institutional Class, 0.30% ††¥	900,000	900,000
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%	¥6,997,549	6,997,548

		Shares	Value
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%	††¥	718,782	718,783
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.43%	††¥	900,000	900,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.43%	††¥	900,000	900,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.43%	††¥	900,000	900,000

TOTAL MONEY MARKET FUNDS
(Cost $12,216,331)			12,216,331

TOTAL INVESTMENTS—101.2%
(Cost $519,118,018)			534,219,493
Other assets less liabilities—(1.2%)			(6,320,790)

NET ASSETS—100.0%			$527,898,703

Notes to the Schedule of Investments:

MTN	Medium Term Note
REIT	Real Estate Investment Trust
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $11,907,420, which represents 2.3% of Net Assets. The illiquid 144A securities represented 2.3% of Net Assets, and 100.0% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of the security on loan.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $156,472)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint High Yield Fund			Shares	Value
COMMON STOCKS—0.3%
Energy Equipment & Services—0.0%
Hercules Offshore, Inc.		*	12,341	$17,154

Oil, Gas & Consumable Fuels—0.3%
Magnum Hunter Resources Corp.		*	64,755	882,287

TOTAL COMMON STOCKS
(Cost $826,494)				899,441

PREFERRED STOCKS—0.3%
Banks—0.3%
GMAC Capital Trust I, Series 2 6.411%
(Cost $1,191,146)		#	44,875	1,113,798

CONVERTIBLE PREFERRED STOCKS—0.1%
Pharmaceuticals—0.1%
Allergan plc, Series A (Ireland) 5.500%
(Cost $423,939)			504	420,144

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—90.4%
Aerospace & Defense—0.6%
Huntington Ingalls Industries, Inc.
5.000%	12/15/2021	^	$900,000	945,000
LMI Aerospace, Inc.
7.375%	07/15/2019		450,000	455,625
TA Manufacturing Ltd. (United Kingdom)
3.625%	04/15/2023	^	EUR 590,000	615,383

				2,016,008

Air Freight & Logistics—0.2%
XPO Logistics, Inc.
6.500%	06/15/2022	^	$570,000	546,488

Airlines—0.8%
American Airlines Pass Through Trust, Series 2013-2, Class B
5.600%	07/15/2020	^	834,968	861,061
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.
6.875%	02/15/2019	^	895,000	792,075
United Airlines Pass Through Trust, Series 2013-1, Class B
5.375%	08/15/2021	†	1,183,063	1,225,949

				2,879,085

Auto Components—1.1%
American Axle & Manufacturing, Inc.
6.625%	10/15/2022	†	380,000	408,500
6.250%	03/15/2021		200,000	208,250
Goodyear Dunlop Tires Europe BV (Netherlands)
3.750%	12/15/2023		EUR190,000	218,989
Goodyear Tire & Rubber Co. (The)
7.000%	05/15/2022		$615,000	657,281
5.125%	11/15/2023		530,000	549,875
5.000%	05/31/2026		160,000	163,400
Tenneco, Inc.
5.375%	12/15/2024		365,000	380,513

Coupon Rate	Maturity Date		Face	Value
ZF North America Capital, Inc.
4.750%	04/29/2025	^	$650,000	660,966
4.500%	04/29/2022	^	875,000	890,312

				4,138,086

Automobiles—0.2%
General Motors Co.
6.750%	04/01/2046		50,000	59,517
6.600%	04/01/2036		110,000	126,498
5.200%	04/01/2045		380,000	377,870

				563,885

Banks—1.8%
ABN AMRO Bank NV (Netherlands)
4.750%	07/28/2025	^	450,000	468,846
Bank of America Corp., Perpetual Bond, Series Z
6.500%	10/23/2024	#†	570,000	607,763
Barclays Bank plc (United Kingdom)
7.625%	11/21/2022		240,000	258,750
Barclays plc, Perpetual Bond (United Kingdom)
8.250%	12/15/2018	#†	260,000	255,294
BNP Paribas SA, Perpetual Bond (France)
7.375%	08/19/2025	#^	270,000	264,667
CIT Group, Inc.
5.500%	02/15/2019	^	380,000	398,525
5.375%	05/15/2020		60,000	62,700
5.000%	08/15/2022		2,035,000	2,075,700
5.000%	08/01/2023		130,000	131,300
Citigroup, Inc., Perpetual Bond, Series P
5.950%	05/15/2025	#	1,000,000	978,750
Credit Agricole SA, Perpetual Bond (France)
8.125%	12/23/2025	#^	380,000	379,351
HSBC Holdings plc, Perpetual Bond (United Kingdom)
6.375%	09/17/2024	#	410,000	387,963
6.375%	03/30/2025	#	390,000	372,450

				6,642,059

Beverages—0.8%
Carolina Beverage Group LLC/Carolina Beverage Group Finance, Inc.
10.625%	08/01/2018	^	490,000	469,175
Constellation Brands, Inc.
6.000%	05/01/2022		1,000,000	1,122,500
4.750%	11/15/2024		140,000	148,050
4.750%	12/01/2025		240,000	254,100
Cott Finance Corp. (Canada)
5.500%	07/01/2024	^	EUR370,000	420,924
DS Services of America, Inc.
10.000%	09/01/2021	^	$300,000	338,250

				2,752,999

Biotechnology—0.1%
AMAG Pharmaceuticals, Inc.
7.875%	09/01/2023	^†	310,000	279,000

Building Products—1.3%
Hardwoods Acquisition, Inc.
7.500%	08/01/2021	^	380,000	290,700
NWH Escrow Corp.
7.500%	08/01/2021	^	250,000	186,250
Standard Industries, Inc.
6.000%	10/15/2025	^	1,475,000	1,548,750
5.500%	02/15/2023	^	470,000	482,925
5.125%	02/15/2021	^	285,000	294,262

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Summit Materials LLC/Summit Materials Finance Corp.
6.125%	07/15/2023		$1,425,000	$1,411,634
USG Corp.
5.500%	03/01/2025	^†	315,000	331,144

				4,545,665

Capital Markets—0.7%
Carlson Travel Holdings, Inc.
7.500%	08/15/2019	^	920,000	883,200
DH Services Luxembourg Sarl (Luxembourg)
7.750%	12/15/2020	^	900,000	947,250
Goldman Sachs Group, Inc. (The)
5.150%	05/22/2045		490,000	513,152
Walter Investment Management Corp.
7.875%	12/15/2021	†	500,000	248,125

				2,591,727

Chemicals—1.2%
Axiall Corp.
4.875%	05/15/2023		20,000	20,625
CBC Ammo LLC/CBC FinCo, Inc.
7.250%	11/15/2021	^	860,000	731,000
Celanese US Holdings LLC
4.625%	11/15/2022		260,000	277,550
Chemours Co. (The)
6.125%	05/15/2023		EUR 310,000	274,300
Eagle Spinco, Inc.
4.625%	02/15/2021		$450,000	462,375
Eco Services Operations LLC/Eco Finance Corp.
8.500%	11/01/2022	^	430,000	432,150
Inovyn Finance plc (United Kingdom)
6.250%	05/15/2021	^	EUR 425,000	481,058
PQ Corp.
6.750%	11/15/2022	^	$180,000	188,100
PSPC Escrow Corp.
6.000%	02/01/2023	^	EUR 315,000	298,359
6.000%	02/01/2023		315,000	298,359
Techniplas LLC
10.000%	05/01/2020	^	$170,000	126,650
Tronox Finance LLC
7.500%	03/15/2022	^	335,000	242,875
6.375%	08/15/2020	†	800,000	598,000

				4,431,401

Commercial Services & Supplies—1.5%
Clean Harbors, Inc.
5.250%	08/01/2020		1,410,000	1,447,012
Covanta Holding Corp.
6.375%	10/01/2022	†	1,020,000	1,053,150
Garda World Security Corp. (Canada)
7.250%	11/15/2021	^	100,000	81,250
GFL Environmental, Inc. (Canada)
9.875%	02/01/2021	^	490,000	524,300
Monitronics International, Inc.
9.125%	04/01/2020		280,000	233,800
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.250%	05/15/2023	^	720,000	765,000
TMS International Corp.
7.625%	10/15/2021	^	670,000	469,000

Coupon Rate	Maturity Date		Face	Value
West Corp.
5.375%	07/15/2022	^	$970,000	$905,738

				5,479,250

Communications Equipment—0.6%
CommScope Holding Co., Inc.
6.625%	06/01/2020	#^	73,000	75,537
CommScope, Inc.
5.500%	06/15/2024	^	725,000	738,594
5.000%	06/15/2021	^†	695,000	712,549
4.375%	06/15/2020	^	70,000	72,275
Plantronics, Inc.
5.500%	05/31/2023	^	470,000	465,300

				2,064,255

Construction & Engineering—0.2%
Michael Baker Holdings LLC/Micahel Baker Finance Corp.
8.875%	04/15/2019	#^	778,566	630,638
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.250%	10/15/2018	^	260,000	253,500

				884,138

Construction Materials—0.1%
US Concrete, Inc.
6.375%	06/01/2024	^	260,000	260,650

Consumer Finance—1.3%
Ally Financial, Inc.
8.000%	11/01/2031		200,000	232,500
7.500%	09/15/2020		799,000	892,883
5.125%	09/30/2024	†	395,000	403,887
4.625%	05/19/2022		235,000	237,350
International Lease Finance Corp.
8.625%	01/15/2022		30,000	36,637
Navient Corp.
5.875%	03/25/2021		200,000	189,624
Navient Corp. MTN
5.500%	01/15/2019		190,000	191,073
4.875%	06/17/2019	†	2,645,000	2,559,038

				4,742,992

Containers & Packaging—3.5%
Ardagh Finance Holdings SA (Luxembourg)
8.625%	06/15/2019	^	970,106	984,658
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)
7.250%	05/15/2024	^	230,000	235,894
6.750%	05/15/2024	^	EUR 780,000	882,917
4.250%	01/15/2022		685,000	776,332
Ball Corp.
4.375%	12/15/2023		1,000,000	1,199,917
BWAY Holding Co.
9.125%	08/15/2021	^	$400,000	385,000
Cascades, Inc. (Canada)
5.750%	07/15/2023	^	90,000	87,075
5.500%	07/15/2022	^	1,310,000	1,278,888
Coveris Holdings SA (Luxembourg)
7.875%	11/01/2019	^	350,000	341,688
Graphic Packaging International, Inc.
4.875%	11/15/2022		120,000	125,100
Kloeckner Pentaplast of America, Inc.
7.125%	11/01/2020	^	EUR 440,000	510,263
Pactiv LLC
8.375%	04/15/2027		$1,300,000	1,371,500
Plastipak Holdings, Inc.
6.500%	10/01/2021	^	785,000	804,625

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.000%	07/15/2024	^	$1,220,000	$1,258,277
5.125%	07/15/2023	^	705,000	714,694
9.875%	08/15/2019		270,000	279,113
Sealed Air Corp.
4.500%	09/15/2023	^	EUR 635,000	746,973
4.500%	09/15/2023		130,000	152,923
SIG Combibloc Holdings SCA (Luxembourg)
7.750%	02/15/2023	^	330,000	386,890

				12,522,727

Distributors—0.9%
American Builders & Contractors Supply Co., Inc.
5.750%	12/15/2023	^	855,000	887,063
5.625%	04/15/2021	^	750,000	778,125
VWR Funding, Inc.
4.625%	04/15/2022	^	EUR 500,000	560,146
4.625%	04/15/2022		745,000	834,618

				3,059,952

Diversified Consumer Services—0.1%
Service Corp. International
5.375%	05/15/2024		$510,000	531,675

Diversified Financial Services—1.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)
5.000%	10/01/2021		150,000	156,375
4.625%	07/01/2022		1,160,000	1,192,283
4.500%	05/15/2021		2,000,000	2,054,000
Cooperatieve Rabobank UA (Netherlands)
5.250%	08/04/2045		270,000	301,317
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
5.875%	03/15/2022	^	725,000	757,625
Quicken Loans, Inc.
5.750%	05/01/2025	^	1,010,000	979,700
TMX Finance LLC/TitleMax Finance Corp.
8.500%	09/15/2018	^	600,000	483,000
Worldpay Finance plc (United Kingdom)
3.750%	11/15/2022	^	EUR 830,000	944,120

				6,868,420

Diversified Telecommunication Services—4.5%
Arqiva Broadcast Finance plc (United Kingdom)
9.500%	03/31/2020		GBP 480,000	684,356
CenturyLink, Inc.
5.625%	04/01/2025		$860,000	768,625
CenturyLink, Inc., Series T
5.800%	03/15/2022		900,000	877,221
Frontier Communications Corp.
11.000%	09/15/2025		560,000	581,700
10.500%	09/15/2022		290,000	307,944
7.625%	04/15/2024		785,000	698,650
7.125%	01/15/2023		585,000	526,500
6.875%	01/15/2025		185,000	155,978
Intelsat Jackson Holdings SA (Luxembourg)
8.000%	02/15/2024	^†	1,485,000	1,470,150
7.500%	04/01/2021		2,115,000	1,469,925

Coupon Rate	Maturity Date		Face	Value
Level 3 Financing, Inc.
6.125%	01/15/2021		$500,000	$522,245
5.625%	02/01/2023		1,000,000	1,013,130
5.375%	08/15/2022		275,000	278,781
5.375%	01/15/2024		50,000	50,312
5.125%	05/01/2023		490,000	487,550
Oi Brasil Holdings Cooperatief UA (Netherlands)
5.750%	02/10/2022	^†Δ	1,400,000	227,500
SBA Communications Corp.
4.875%	07/15/2022		955,000	956,194
Sprint Capital Corp.
6.900%	05/01/2019		1,750,000	1,680,000
Telecom Italia SpA (Italy)
5.303%	05/30/2024	^	660,000	660,825
Virgin Media Finance plc (United Kingdom)
6.000%	10/15/2024	^	310,000	305,350
7.000%	04/15/2023		GBP585,000	798,251
4.875%	02/15/2022		$500,000	423,750
Windstream Services LLC
7.750%	10/15/2020		360,000	354,600
7.500%	04/01/2023		1,000,000	897,500

				16,197,037

Electric Utilities—0.8%
Miran Mid-Atlantic Pass Through Trust, Series C
10.060%	12/30/2028		1,948,589	1,843,852
NRG Yield Operating LLC
5.375%	08/15/2024	†	965,000	965,000

				2,808,852

Electrical Equipment—0.2%
Trionista TopCo GmbH (Germany)
6.875%	04/30/2021		EUR 530,000	620,517

Energy Equipment & Services—1.8%
CGG SA (France)
6.875%	01/15/2022		$200,000	88,000
6.500%	06/01/2021		800,000	356,000
Ensco plc (United Kingdom)
5.750%	10/01/2044		520,000	312,650
5.200%	03/15/2025		100,000	69,625
4.700%	03/15/2021	†	90,000	74,895
Forum Energy Technologies, Inc.
6.250%	10/01/2021		510,000	475,575
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.875%	02/15/2023		920,000	892,400
6.750%	02/01/2022		150,000	147,797
6.125%	06/15/2019		140,000	142,100
Globe Luxembourg SCA (Luxembourg)
9.625%	05/01/2018	^	200,000	167,375
KCA Deutag UK Finance plc (United Kingdom)
7.250%	05/15/2021	^	1,500,000	1,132,500
Pacific Drilling V Ltd. (Virgin Islands, British)
7.250%	12/01/2017	^	500,000	207,500
PHI, Inc.
5.250%	03/15/2019		795,000	739,350
Precision Drilling Corp. (Canada)
6.500%	12/15/2021		450,000	406,125
Pride International, Inc.
7.875%	08/15/2040		590,000	414,532
Seventy Seven Energy, Inc.
6.500%	07/15/2022	Δ	185,000	12,025
Shelf Drilling Holdings Ltd. (Cayman Islands)
8.625%	11/01/2018	^	1,000,000	740,000

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Weatherford International Ltd. (Bermuda)
7.750%	06/15/2021	†	$80,000	$78,200

				6,456,649

Food & Staples Retailing—0.9%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
6.625%	06/15/2024	^	530,000	548,550
Beverages & More, Inc.
10.000%	11/15/2018	^	700,000	636,125
Ingles Markets, Inc.
5.750%	06/15/2023		1,060,000	1,075,900
Rite Aid Corp.
6.125%	04/01/2023	^	960,000	1,028,400

				3,288,975

Food Products—2.5%
Boparan Finance plc (United Kingdom)
5.500%	07/15/2021		GBP 320,000	374,348
4.375%	07/15/2021		EUR 205,000	209,924
Darling Global Finance BV (Netherlands)
4.750%	05/30/2022	^	EUR 830,000	936,475
JBS USA LLC/JBS USA Finance, Inc.
7.250%	06/01/2021	^	$1,035,000	1,076,400
Kraft Heinz Foods Co.
7.125%	08/01/2039	^	240,000	337,246
4.875%	02/15/2025	^	257,000	282,087
Pilgrim’s Pride Corp.
5.750%	03/15/2025	^	1,100,000	1,102,750
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
4.875%	05/01/2021		1,085,000	1,105,344
Post Holdings, Inc.
7.750%	03/15/2024	^	155,000	171,081
6.000%	12/15/2022	^	735,000	756,131
R&R Ice Cream plc (United Kingdom)
5.500%	05/15/2020		GBP 100,000	136,120
R&R Pik plc (United Kingdom)
9.250%	05/15/2018	#	EUR 1,060,000	1,182,522
Simmons Foods, Inc.
7.875%	10/01/2021	^	$1,050,000	958,125
TreeHouse Foods, Inc.
6.000%	02/15/2024	^	355,000	378,075

				9,006,628

Gas Utilities—0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.625%	05/20/2024		300,000	302,625
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.500%	06/01/2024		1,375,000	1,357,812

				1,660,437

Health Care Equipment & Supplies—1.8%
Auris Luxembourg II SA (Luxembourg)
8.000%	01/15/2023		EUR 750,000	895,818
ConvaTec Finance International SA (Luxembourg)
8.250%	01/15/2019	^	$1,420,000	1,395,150
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.
8.125%	06/15/2021	^	1,340,000	1,165,800
Greatbatch Ltd.
9.125%	11/01/2023	^	370,000	369,538

Coupon Rate	Maturity Date		Face	Value
Immucor, Inc.
11.125%	08/15/2019		$440,000	$402,600
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%	02/15/2021	^	360,000	383,623
Mallinckrodt International Finance SA (Luxembourg)
4.750%	04/15/2023		100,000	81,500
3.500%	04/15/2018		70,000	68,425
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)
5.750%	08/01/2022	^†	1,230,000	1,174,650
5.625%	10/15/2023	^†	290,000	271,512
5.500%	04/15/2025	^	80,000	71,770
4.875%	04/15/2020	^	305,000	295,850

				6,576,236

Health Care Providers & Services—7.2%
Acadia Healthcare Co., Inc.
5.625%	02/15/2023		60,000	59,100
5.125%	07/01/2022		1,320,000	1,287,000
Amsurg Corp.
5.625%	07/15/2022		905,000	933,281
BioScrip, Inc.
8.875%	02/15/2021		830,000	771,900
Centene Corp.
6.125%	02/15/2024	^	535,000	570,109
5.625%	02/15/2021	^	805,000	841,225
4.750%	05/15/2022		390,000	399,750
CHS/Community Health Systems, Inc.
6.875%	02/01/2022		2,125,000	1,870,000
DaVita HealthCare Partners, Inc.
5.125%	07/15/2024		1,050,000	1,063,623
5.000%	05/01/2025		565,000	561,469
Envision Healthcare Corp.
5.125%	07/01/2022	^	1,150,000	1,161,500
ExamWorks Group, Inc.
5.625%	04/15/2023		550,000	611,187
Fresenius Medical Care US Finance II, Inc.
5.875%	01/31/2022	^	310,000	341,388
4.750%	10/15/2024	^	250,000	259,375
HCA Holdings, Inc.
6.250%	02/15/2021		1,000,000	1,070,000
HCA, Inc.
5.875%	02/15/2026		890,000	925,600
5.375%	02/01/2025		2,485,000	2,553,338
5.250%	04/15/2025		310,000	324,725
5.250%	06/15/2026		575,000	598,359
HCA, Inc., Series 1
5.875%	05/01/2023		325,000	346,938
HealthSouth Corp.
5.750%	11/01/2024		525,000	529,725
5.125%	03/15/2023		695,000	684,575
Holding Medi-Partenaires SAS (France)
7.000%	05/15/2020		EUR 465,000	540,545
HomeVi SAS (France)
6.875%	08/15/2021		730,000	862,309
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%	05/15/2019		$620,000	598,688
LifePoint Health, Inc.
5.375%	05/01/2024	^	620,000	623,100
5.875%	12/01/2023		165,000	172,013
5.500%	12/01/2021		420,000	438,900
MPH Acquisition Holdings LLC
7.125%	06/01/2024	^	670,000	705,175

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Tenet Healthcare Corp.
8.125%	04/01/2022		$980,000	$1,009,204
6.750%	06/15/2023	†	1,530,000	1,470,713
4.750%	06/01/2020		530,000	545,529
4.500%	04/01/2021		60,000	60,750
4.375%	10/01/2021		245,000	244,387
Universal Hospital Services, Inc.
7.625%	08/15/2020		1,130,000	1,043,838

				26,079,318

Health Care Technology—0.2%
IMS Health, Inc.
4.125%	04/01/2023	^	EUR 555,000	628,229

Hotels, Restaurants & Leisure—4.4%
1011778 BC ULC/New Red Finance, Inc. (Canada)
6.000%	04/01/2022	^	$630,000	655,005
4.625%	01/15/2022	^	1,266,000	1,278,660
Boyd Gaming Corp.
6.375%	04/01/2026	^	795,000	834,750
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.000%	10/01/2020		790,000	795,925
Carrols Restaurant Group, Inc.
8.000%	05/01/2022		470,000	508,775
CEC Entertainment, Inc.
8.000%	02/15/2022		220,000	213,950
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%	06/01/2024		910,000	941,850
Choctaw Resort Development Enterprise
7.250%	11/15/2019	^	459,000	436,050
Churchill Downs, Inc.
5.375%	12/15/2021		1,170,000	1,200,712
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%	07/01/2019	^	320,000	310,000
ESH Hospitality, Inc.
5.250%	05/01/2025	^	1,045,000	1,022,794
GLP Capital LP/GLP Financing II, Inc.
5.375%	04/15/2026		945,000	975,713
Greektown Holdings LLC/Greektown Mothership Corp.
8.875%	03/15/2019	^	260,000	271,050
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.625%	10/15/2021		280,000	290,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%	06/01/2024	^	665,000	678,300
Landry’s Holdings II, Inc.
10.250%	01/01/2018	^	250,000	253,125
Landry’s, Inc.
9.375%	05/01/2020	^	325,000	341,656
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc.
5.625%	05/01/2024	^	955,000	1,012,300
MGM Resorts International
6.625%	12/15/2021		500,000	546,250
NCL Corp. Ltd. (Bermuda)
5.250%	11/15/2019	^	500,000	507,500
4.625%	11/15/2020	^	300,000	300,936

Coupon Rate	Maturity Date		Face	Value
Scientific Games International, Inc.
7.000%	01/01/2022	^	$605,000	$611,050
Six Flags Entertainment Corp.
4.875%	07/31/2024	^	855,000	846,450
Speedway Motorsports, Inc.
5.125%	02/01/2023		400,000	409,000
Viking Cruises Ltd. (Bermuda)
8.500%	10/15/2022	^	60,000	51,450
6.250%	05/15/2025	^	520,000	395,200

				15,688,451

Household Durables—1.5%
CalAtlantic Group, Inc.
5.250%	06/01/2026		490,000	476,525
PulteGroup, Inc.
5.500%	03/01/2026		550,000	566,500
4.250%	03/01/2021	†	40,000	41,440
Shea Homes LP/Shea Homes Funding Corp.
6.125%	04/01/2025	^	610,000	610,000
5.875%	04/01/2023	^	300,000	298,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.875%	04/15/2023	^	150,000	151,500
5.250%	04/15/2021	^	500,000	501,250
Tempur Sealy International, Inc.
5.500%	06/15/2026	^	870,000	856,950
5.625%	10/15/2023		340,000	351,900
Toll Brothers Finance Corp.
6.750%	11/01/2019		190,000	214,700
William Lyon Homes, Inc.
8.500%	11/15/2020		500,000	516,250
Woodside Homes Co. LLC/Woodside Homes Finance, Inc.
6.750%	12/15/2021	^	900,000	837,000

				5,422,515

Household Products—1.0%
Central Garden & Pet Co.
6.125%	11/15/2023		270,000	282,150
Century Intermediate Holding Co. 2
9.750%	02/15/2019	^	690,000	701,213
Energizer Holdings, Inc.
5.500%	06/15/2025	^†	595,000	593,512
Spectrum Brands, Inc.
6.625%	11/15/2022		730,000	778,362
5.750%	07/15/2025		520,000	544,050
Sun Products Corp. (The)
7.750%	03/15/2021	^	660,000	687,225

				3,586,512

Independent Power and Renewable Electricity Producers—1.8%
AES Corp. (The)
6.000%	05/15/2026		690,000	705,525
5.500%	03/15/2024		60,000	61,725
5.500%	04/15/2025		630,000	634,725
Calpine Corp.
5.250%	06/01/2026	^	50,000	50,000
5.500%	02/01/2024		525,000	509,250
Dynegy, Inc.
6.750%	11/01/2019		525,000	528,281
NRG Energy, Inc.
7.250%	05/15/2026	^	570,000	570,000
6.250%	07/15/2022		1,300,000	1,267,500

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
NRG REMA LLC, Series C
9.681%	07/02/2026		$500,000	$480,625
Red Oak Power LLC, Series B
9.200%	11/30/2029		560,000	582,400
Terraform Power Operating LLC
5.875%	02/01/2023	^	1,050,000	1,004,640

				6,394,671

Industrial Conglomerates—0.1%
CTP Transportation Products LLC/CTP Finance, Inc.
8.250%	12/15/2019	^	340,000	300,900

Insurance—0.8%
CNO Financial Group, Inc.
5.250%	05/30/2025		630,000	652,050
4.500%	05/30/2020		230,000	239,200
Fidelity & Guaranty Life Holdings, Inc.
6.375%	04/01/2021	^	490,000	492,450
Genworth Holdings, Inc.
7.700%	06/15/2020		350,000	313,250
4.900%	08/15/2023		210,000	159,075
HUB International Ltd.
7.875%	10/01/2021	^	950,000	914,375

				2,770,400

Internet & Catalog Retail—0.2%
Match Group, Inc.
6.375%	06/01/2024	^	250,000	260,625
Netflix, Inc.
5.875%	02/15/2025		570,000	600,638

				861,263

Internet Software & Services—0.3%
Ancestry.com, Inc.
11.000%	12/15/2020		10,000	10,750
Cogent Communications Group, Inc.
5.375%	03/01/2022	^	980,000	987,350

				998,100

IT Services—1.2%
Compiler Finance Sub, Inc.
7.000%	05/01/2021	^	330,000	140,250
First Data Corp.
7.000%	12/01/2023	^	2,320,000	2,357,700
5.750%	01/15/2024	^†	415,000	413,444
5.000%	01/15/2024	^	1,225,000	1,232,656

				4,144,050

Leisure Products—0.7%
Brunswick Corp.
4.625%	05/15/2021	^	750,000	763,125
Gibson Brands, Inc.
8.875%	08/01/2018	^	710,000	397,600
PortAventura Entertainment Barcelona BV (Netherlands)
7.250%	12/01/2020		EUR 650,000	752,877
Vista Outdoor, Inc.
5.875%	10/01/2023	^	$490,000	512,050

				2,425,652

Coupon Rate	Maturity Date		Face	Value
Machinery—0.9%
Apex Tool Group LLC
7.000%	02/01/2021	^	$1,185,000	$1,027,987
BlueLine Rental Finance Corp.
7.000%	02/01/2019	^	1,160,000	1,003,400
Milacron LLC/Mcron Finance Corp.
7.750%	02/15/2021	^	1,095,000	1,133,325

				3,164,712

Media—7.6%
Altice Financing SA (Luxembourg)
7.500%	05/15/2026	^	200,000	196,500
6.625%	02/15/2023	^	1,180,000	1,163,032
5.250%	02/15/2023	^	EUR 270,000	303,752
Altice Luxembourg SA (Luxembourg)
7.250%	05/15/2022		690,000	773,863
6.250%	02/15/2025		180,000	183,775
Altice US Finance I Corp.
5.500%	05/15/2026	^	$280,000	280,700
AMC Entertainment, Inc.
5.750%	06/15/2025		250,000	250,000
Carmike Cinemas, Inc.
6.000%	06/15/2023	^	210,000	219,450
CCO Holdings LLC/CCO Holdings Capital Corp.
5.875%	04/01/2024	^	60,000	62,400
5.750%	02/15/2026	^	710,000	733,075
5.375%	05/01/2025	^†	190,000	193,325
5.125%	05/01/2023	^	700,000	705,687
Charter Communications Operating LLC/Charter Communications Operating Capital
6.484%	10/23/2045	^	300,000	359,485
4.908%	07/23/2025	^	1,230,000	1,347,184
CSC Holdings LLC
5.250%	06/01/2024	†	540,000	492,750
DISH DBS Corp.
7.750%	07/01/2026	^	645,000	665,962
6.750%	06/01/2021		30,000	31,163
5.875%	07/15/2022		1,925,000	1,876,875
Gray Television, Inc.
5.875%	07/15/2026	^	180,000	180,900
iHeartCommunications, Inc.
14.000%	02/01/2021		949,400	344,158
Lamar Media Corp.
5.750%	02/01/2026	^	520,000	542,428
5.000%	05/01/2023		240,000	248,400
LGE HoldCo VI BV (Netherlands)
7.125%	05/15/2024		EUR 100,000	122,905
MDC Partners, Inc. (Canada)
6.500%	05/01/2024	^	$680,000	678,300
Mediacom Broadband LLC/Mediacom Broadband Corp.
5.500%	04/15/2021		850,000	870,187
Neptune Finco Corp.
6.625%	10/15/2025	^	610,000	642,025
New Cotai LLC/New Cotai Capital Corp.
10.625%	05/01/2019	#^	1,216,631	757,353
Nielsen Finance LLC/Nielsen Finance Co.
5.000%	04/15/2022	^	1,200,000	1,228,500
Numericable-SFR (France)
7.375%	05/01/2026	^	1,610,000	1,593,900
6.250%	05/15/2024	^	200,000	192,000
6.000%	05/15/2022	^	680,000	663,850
5.625%	05/15/2024		EUR 940,000	1,054,045
Sinclair Television Group, Inc.
5.375%	04/01/2021		$915,000	945,881

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Telenet Finance V Luxembourg SCA (Luxembourg)
6.250%	08/15/2022		EUR 630,000	$749,830
Time Warner Cable, Inc.
7.300%	07/01/2038		$280,000	351,688
Tribune Media Co.
5.875%	07/15/2022		280,000	280,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)
5.750%	01/15/2023		EUR 194,400	228,666
5.625%	04/15/2023		496,000	583,446
Univision Communications, Inc.
6.750%	09/15/2022	^	$581,000	615,860
5.125%	05/15/2023	^	641,000	639,397
5.125%	02/15/2025	^	600,000	595,500
Viacom, Inc.
4.375%	03/15/2043		460,000	372,907
Virgin Media Secured Finance plc (United Kingdom)
5.500%	08/15/2026	^	200,000	195,000
Vougeot Bidco plc (United Kingdom)
7.875%	07/15/2020		GBP 470,000	642,894
WMG Acquisition Corp.
5.625%	04/15/2022	^†	$1,615,000	1,657,394
Ziggo Bond Finance BV (Netherlands)
4.625%	01/15/2025	^	EUR 625,000	664,116

				27,480,508

Metals & Mining—4.0%
Alcoa, Inc.
5.950%	02/01/2037		$340,000	319,600
5.125%	10/01/2024	†	60,000	60,150
Anglo American Capital plc (United Kingdom)
4.875%	05/14/2025	^†	540,000	518,400
4.125%	09/27/2022	^	210,000	196,350
3.625%	05/14/2020	^	490,000	474,687
Anglo American Capital plc MTN (United Kingdom)
3.500%	03/28/2022		EUR 400,000	419,449
1.750%	04/03/2018		355,000	390,570
ArcelorMittal (Luxembourg)
6.500%	03/01/2021	†	$250,000	258,125
6.125%	06/01/2025	†	460,000	460,000
Ausdrill Finance Pty Ltd. (Australia)
6.875%	11/01/2019	^†	380,000	346,750
Barminco Finance Pty Ltd. (Australia)
9.000%	06/01/2018	^	305,000	272,975
BHP Billiton Finance USA Ltd. (Australia)
6.750%	10/19/2075	#^†	340,000	361,675
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC (Australia)
6.500%	05/15/2021	^	450,000	467,055
Cliffs Natural Resources, Inc.
8.250%	03/31/2020	^	615,000	618,075
Coeur Mining, Inc.
7.875%	02/01/2021	†	420,000	406,350
Eldorado Gold Corp. (Canada)
6.125%	12/15/2020	^	770,000	773,850
First Quantum Minerals Ltd. (Canada)
7.250%	05/15/2022	^	1,045,000	812,487
FMG Resources August 2006 Pty Ltd. (Australia)
9.750%	03/01/2022	^	360,000	399,150

Coupon Rate	Maturity Date		Face	Value
Freeport-McMoRan, Inc.
5.450%	03/15/2043		$270,000	$218,025
3.875%	03/15/2023		200,000	176,000
3.550%	03/01/2022	†	430,000	380,550
3.100%	03/15/2020		320,000	304,000
HudBay Minerals, Inc. (Canada)
9.500%	10/01/2020		605,000	514,250
Novelis, Inc. (Canada)
8.750%	12/15/2020	†	1,665,000	1,736,512
Steel Dynamics, Inc.
5.500%	10/01/2024		285,000	292,125
5.125%	10/01/2021		505,000	519,519
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.375%	02/01/2020	^	1,220,000	1,030,900
Teck Resources Ltd. (Canada)
8.500%	06/01/2024	^	760,000	790,400
8.000%	06/01/2021	^†	600,000	619,500
3.000%	03/01/2019		420,000	396,900

				14,534,379

Multiline Retail—1.0%
Dollar Tree, Inc.
5.750%	03/01/2023	^	1,535,000	1,638,613
Dufry Finance SCA (Luxembourg)
5.500%	10/15/2020	^	340,000	351,292
Neiman Marcus Group Ltd. LLC
8.750%	10/15/2021	^†	1,310,000	1,002,150
8.000%	10/15/2021	^†	830,000	680,600

				3,672,655

Oil, Gas & Consumable Fuels—9.5%
Antero Resources Corp.
5.625%	06/01/2023		500,000	487,500
5.375%	11/01/2021		400,000	393,000
5.125%	12/01/2022		5,000	4,825
Baytex Energy Corp. (Canada)
5.125%	06/01/2021	^†	860,000	724,550
Berry Petroleum Co. LLC
6.750%	11/01/2020	Δ	180,000	63,000
6.375%	09/15/2022	Δ	1,232,000	431,200
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%	11/15/2022	^	460,000	438,150
California Resources Corp.
6.000%	11/15/2024		110,000	54,175
5.500%	09/15/2021		870,000	443,700
Calumet Specialty Products Partners LP/Calumet Finance Corp.
11.500%	01/15/2021	^	440,000	496,100
Carrizo Oil & Gas, Inc.
7.500%	09/15/2020		330,000	335,775
6.250%	04/15/2023	†	205,000	198,337
Cheniere Corpus Christi Holdings LLC
7.000%	06/30/2024	^	380,000	390,689
Chesapeake Energy Corp.
6.875%	11/15/2020		260,000	182,000
5.750%	03/15/2023		200,000	129,000
5.375%	06/15/2021		10,000	6,500
4.875%	04/15/2022		750,000	480,000
3.878%	04/15/2019	#	1,750,000	1,325,625
CITGO Petroleum Corp.
6.250%	08/15/2022	^	755,000	726,687
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
6.375%	03/15/2024		530,000	177,550

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Concho Resources, Inc.
6.500%	01/15/2022		$310,000	$318,913
5.500%	04/01/2023		140,000	141,050
Continental Resources, Inc.
5.000%	09/15/2022	†	370,000	363,525
4.900%	06/01/2044		700,000	581,000
4.500%	04/15/2023	†	80,000	75,000
CrownRock LP/CrownRock Finance, Inc.
7.750%	02/15/2023	^	370,000	388,500
Denbury Resources, Inc.
9.000%	05/15/2021	^	475,000	477,375
5.500%	05/01/2022		905,000	615,400
Endeavor Energy Resources LP/EER Finance, Inc.
7.000%	08/15/2021	^	360,000	355,500
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%	05/01/2020		420,000	299,250
6.375%	06/15/2023		470,000	284,350
EV Energy Partners LP/EV Energy Finance Corp.
8.000%	04/15/2019		280,000	169,400
Genesis Energy LP/Genesis Energy Finance Corp.
6.000%	05/15/2023		330,000	310,200
Gulfport Energy Corp.
6.625%	05/01/2023		665,000	658,350
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.750%	04/01/2022		840,000	693,000
Laredo Petroleum, Inc.
7.375%	05/01/2022	†	210,000	211,575
6.250%	03/15/2023	†	80,000	76,400
5.625%	01/15/2022	†	695,000	653,300
Linn Energy LLC/Linn Energy Finance Corp.
12.000%	12/15/2020	^Δ	883,000	306,842
Magnum Hunter Resources Corp.
9.750%	05/15/2020	‡d	1,280,000	—
MEG Energy Corp. (Canada)
7.000%	03/31/2024	^†	380,000	294,500
6.500%	03/15/2021	^	210,000	163,800
6.375%	01/30/2023	^	110,000	81,950
MPLX LP
4.875%	12/01/2024	^	480,000	468,393
Murray Energy Corp.
11.250%	04/15/2021	^	1,140,000	324,900
Natural Resource Partners LP/NRP Finance Corp.
9.125%	10/01/2018		1,150,000	874,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (Marshall Islands)
8.125%	11/15/2021	^	1,000,000	790,000
NGPL PipeCo LLC
9.625%	06/01/2019	^	80,000	83,700
7.768%	12/15/2037	^	210,000	204,750
7.119%	12/15/2017	^	240,000	251,400
Oasis Petroleum, Inc.
6.875%	03/15/2022	†	995,000	924,106
6.875%	01/15/2023		1,395,000	1,276,425
Parsley Energy LLC/Parsley Finance Corp.
7.500%	02/15/2022	^	160,000	167,600
Petrobras Global Finance BV (Netherlands)
6.850%	06/05/2115		270,000	206,550
QEP Resources, Inc.
6.875%	03/01/2021	†	270,000	274,050

Coupon Rate	Maturity Date		Face	Value
Range Resources Corp.
5.000%	08/15/2022		$210,000	$198,975
5.000%	03/15/2023		250,000	235,625
4.875%	05/15/2025	†	635,000	608,012
Rice Energy, Inc.
7.250%	05/01/2023	†	380,000	387,600
6.250%	05/01/2022		290,000	289,275
Rockies Express Pipeline LLC
7.500%	07/15/2038	^	250,000	247,500
6.875%	04/15/2040	^	668,000	639,610
5.625%	04/15/2020	^	530,000	533,975
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%	11/15/2023		380,000	332,500
RSP Permian, Inc.
6.625%	10/01/2022		450,000	465,750
Sabine Pass Liquefaction LLC
5.875%	06/30/2026	^	225,000	226,125
5.625%	03/01/2025		125,000	125,000
5.625%	04/15/2023		930,000	938,138
Sanchez Energy Corp.
7.750%	06/15/2021		1,040,000	886,600
SM Energy Co.
5.625%	06/01/2025		390,000	337,350
5.000%	01/15/2024		130,000	111,800
Southwestern Energy Co.
4.950%	01/23/2025	†	295,000	283,938
4.100%	03/15/2022		310,000	278,225
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
7.500%	07/01/2021		350,000	337,750
5.500%	08/15/2022		350,000	302,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.750%	03/15/2024	^†	1,105,000	1,138,150
5.250%	05/01/2023		330,000	313,500
Teine Energy Ltd. (Canada)
6.875%	09/30/2022	^	490,000	482,650
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.375%	05/01/2024		695,000	731,488
6.125%	10/15/2021		60,000	62,400
5.500%	10/15/2019	†	535,000	561,750
Whiting Petroleum Corp.
6.250%	04/01/2023	†	110,000	99,000
5.750%	03/15/2021	†	350,000	317,625
Williams Cos., Inc. (The)
5.750%	06/24/2044		360,000	308,700
3.700%	01/15/2023	†	220,000	195,800
Williams Cos., Inc. (The), Series A
7.500%	01/15/2031		670,000	676,700
WPX Energy, Inc.
8.250%	08/01/2023	†	490,000	493,675
6.000%	01/15/2022	†	400,000	374,000

				34,375,353

Paper & Forest Products—0.0%
Resolute Forest Products, Inc.
5.875%	05/15/2023		60,000	47,550

Personal Products—0.9%
First Quality Finance Co., Inc.
4.625%	05/15/2021	^	1,200,000	1,140,000
NBTY, Inc.
7.625%	05/15/2021	^	320,000	321,200

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Prestige Brands, Inc.
5.375%	12/15/2021	^	$1,655,000	$1,688,100

				3,149,300

Pharmaceuticals—1.9%
Capsugel SA (Luxembourg)
7.000%	05/15/2019	^	1,031,000	1,033,577
DPx Holdings BV (Netherlands)
7.500%	02/01/2022	^	500,000	515,625
Endo Finance LLC
5.750%	01/15/2022	^	495,000	449,163
Endo Finance LLC/Endo Finco, Inc.
5.875%	01/15/2023	^	145,000	126,512
Grifols Worldwide Operations Ltd. (Ireland)
5.250%	04/01/2022	^	440,000	449,900
JLL/Delta Dutch Pledgeco BV (Netherlands)
8.750%	05/01/2020	^	310,000	310,775
Valeant Pharmaceuticals International, Inc.
7.250%	07/15/2022	^	60,000	51,762
7.000%	10/01/2020	^	120,000	106,500
6.750%	08/15/2021	^	1,385,000	1,187,638
6.375%	10/15/2020	^	410,000	354,650
Valeant Pharmaceuticals International, Inc. (Canada)
7.500%	07/15/2021	^	280,000	248,325
5.875%	05/15/2023	^	440,000	357,500
5.625%	12/01/2021	^	1,235,000	1,025,050
5.500%	03/01/2023	^	210,000	169,706
5.375%	03/15/2020	^	710,000	610,157

				6,996,840

Professional Services—0.2%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.375%	08/01/2023	^	860,000	881,500

Real Estate Investment Trusts (REITs)—2.0%
Communications Sales & Leasing, Inc./CSL Capital LLC
6.000%	04/15/2023	^	140,000	142,800
8.250%	10/15/2023		210,000	214,070
CTR Partnership LP/CareTrust Capital Corp.
5.875%	06/01/2021		840,000	844,200
GEO Group, Inc. (The)
6.000%	04/15/2026		1,105,000	1,118,812
5.875%	10/15/2024		440,000	447,700
5.125%	04/01/2023		130,000	127,400
Iron Mountain Europe plc (United Kingdom)
6.125%	09/15/2022		GBP 1,015,000	1,367,096
Iron Mountain, Inc.
6.000%	10/01/2020	^	$750,000	786,563
MPT Operating Partnership LP/MPT Finance Corp.
6.375%	03/01/2024		795,000	850,650
VEREIT Operating Partnership LP
4.875%	06/01/2026		665,000	684,119
4.600%	02/06/2024		605,000	612,562

				7,195,972

Real Estate Management & Development—0.1%
Greystar Real Estate Partners LLC
8.250%	12/01/2022	^	460,000	476,100

Coupon Rate	Maturity Date		Face	Value
Road & Rail—1.0%
Ashtead Capital, Inc.
6.500%	07/15/2022	^	$1,300,000	$1,359,306
Florida East Coast Holdings Corp.
6.750%	05/01/2019	^	390,000	390,000
Jack Cooper Holdings Corp.
9.250%	06/01/2020		350,000	226,625
Modular Space Corp.
10.250%	01/31/2019	^	576,000	279,360
OPE KAG Finance Sub, Inc.
7.875%	07/31/2023	^	530,000	524,700
Watco Cos. LLC/Watco Finance Corp.
6.375%	04/01/2023	^	900,000	895,500

				3,675,491

Semiconductors & Semiconductor Equipment—0.1%
Micron Technology, Inc.
5.500%	02/01/2025		330,000	282,150

Software—0.6%
Activision Blizzard, Inc.
5.625%	09/15/2021	^	440,000	461,450
Cengage Learning, Inc.
9.500%	06/15/2024	^	400,000	408,000
Interface Security Systems Holdings, Inc./Interface Security Systems LLC
9.250%	01/15/2018		310,000	298,886
Open Text Corp. (Canada)
5.875%	06/01/2026	^	30,000	30,150
5.625%	01/15/2023	^	1,000,000	1,015,000

				2,213,486

Specialty Retail—2.2%
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.000%	05/20/2022		1,260,000	1,336,381
DBP Holding Corp.
7.750%	10/15/2020	^	1,275,000	969,000
GameStop Corp.
6.750%	03/15/2021	^†	380,000	376,200
5.500%	10/01/2019	^†	330,000	327,938
Group 1 Automotive, Inc.
5.250%	12/15/2023	^	600,000	592,500
Guitar Center, Inc.
9.625%	04/15/2020	^	1,060,000	742,000
6.500%	04/15/2019	^	120,000	103,800
L Brands, Inc.
6.950%	03/01/2033		330,000	329,175
6.875%	11/01/2035		510,000	518,925
Party City Holdings, Inc.
6.125%	08/15/2023	^†	1,010,000	1,050,400
Rent-A-Center, Inc.
6.625%	11/15/2020	†	845,000	809,087
4.750%	05/01/2021		180,000	151,200
Sally Holdings LLC/Sally Capital, Inc.
5.625%	12/01/2025		460,000	484,150

				7,790,756

Technology Hardware, Storage & Peripherals—1.1%
Denali International LLC/Denali Finance Corp
5.625%	10/15/2020	^	790,000	830,685
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%	06/15/2024	^	260,000	271,877
6.020%	06/15/2026	^	830,000	866,853
5.875%	06/15/2021	^	450,000	459,298
5.450%	06/15/2023	^	310,000	322,102

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
NCR Corp.
6.375%	12/15/2023		$115,000	$117,875
5.875%	12/15/2021		990,000	1,008,562

				3,877,252

Textiles, Apparel & Luxury Goods—0.7%
Hanesbrands Finance Luxembourg SCA (Luxembourg)
3.500%	06/15/2024	^	EUR 900,000	1,013,757
Hanesbrands, Inc.
4.875%	05/15/2026	^	$130,000	131,118
4.625%	05/15/2024	^	150,000	151,125
Levi Strauss & Co.
5.000%	05/01/2025		540,000	545,400
William Carter Co. (The)
5.250%	08/15/2021		500,000	520,000

				2,361,400

Tobacco—0.1%
Alliance One International, Inc.
9.875%	07/15/2021	†	600,000	508,500

Trading Companies & Distributors—2.1%
Flexi-Van Leasing, Inc.
7.875%	08/15/2018	^	1,830,000	1,784,250
H&E Equipment Services, Inc.
7.000%	09/01/2022		1,010,000	1,050,400
HD Supply, Inc.
5.750%	04/15/2024	^	1,455,000	1,516,837
United Rentals North America, Inc.
6.125%	06/15/2023	†	1,690,000	1,768,163
5.875%	09/15/2026		320,000	319,200
5.500%	07/15/2025		480,000	474,600
WESCO Distribution, Inc.
5.375%	06/15/2024	^	160,000	160,400
5.375%	12/15/2021		470,000	475,875

				7,549,725

Transportation Infrastructure—0.1%
Moto Finance plc (United Kingdom)
6.375%	09/01/2020	^	GBP 275,000	375,704
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp.
10.000%	02/15/2018	#^	$300,000	153,000

				528,704

Wireless Telecommunication Services—3.0%
Matterhorn Telecom SA (Luxembourg)
3.875%	05/01/2022	^	EUR 430,000	461,617
3.625%	05/01/2022	^	CHF 150,000	146,997
Sprint Communications, Inc.
11.500%	11/15/2021		$290,000	287,970
8.375%	08/15/2017		875,000	898,275
7.000%	08/15/2020		640,000	572,800
6.000%	11/15/2022		220,000	174,218
Sprint Corp.
7.250%	09/15/2021		5,545,000	4,754,837
T-Mobile USA, Inc.
6.633%	04/28/2021		1,500,000	1,573,125
6.500%	01/15/2026		530,000	561,138
6.464%	04/28/2019		500,000	510,000
6.000%	03/01/2023		320,000	332,400

Coupon Rate	Maturity Date		Face	Value
6.000%	04/15/2024		$600,000	$622,500

				10,895,877

TOTAL CORPORATE OBLIGATIONS
(Cost $336,895,903)				325,374,064

FLOATING RATE LOANS—0.7%**
FMG Resources PTY Ltd. Loan
4.250%	06/30/2019	#	68,031	65,310
Hercules Offshore, Inc. 1st Lien Term Loan Exit
10.500%	05/06/2020	#	367,889	359,152
Lantheus Medical Imaging, Inc. Term Loan B
7.000%	06/30/2022	#	386,025	345,493
Murray Energy Corp., 1st Lien Term Loan B2
7.500%	04/16/2020	#	972,378	714,697
Panda Temple Power II, 1st Lien Term Loan B
7.250%	04/03/2019	#	199,499	184,536
Panda Temple Power LLC, 1st Lien Term Loan B
7.250%	03/06/2022	#	444,375	377,719
TPF II LC LLC, Term Loan B
5.520%	10/02/2021	#	581,356	580,024

TOTAL FLOATING RATE LOANS
(Cost $2,941,256)				2,626,931

MORTGAGE-BACKED SECURITIES—2.6%
Commercial Mortgage-Backed Securities—0.2%
COMM Mortgage Trust, Series 2015-LC21, Class E
3.250%	07/10/2048	^	300,000	157,476
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class D
4.272%	08/15/2048	#	210,000	151,174
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E
4.772%	08/15/2048	#^	200,000	129,704
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E
3.000%	05/15/2048	^	300,000	152,064
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class D
4.620%	12/15/2047	#	200,000	157,188

				747,606

Non-Agency Mortgage-Backed Securities—2.4%
Credit Suisse Mortgage Capital Certificates, Series 2015-8R, Class 2A1
4.500%	06/27/2036	^	624,777	632,956
Encore Credit Receivables Trust, Series 2005-3, Class M6
1.488%	10/25/2035	#	1,224,300	751,685
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-HQ3, Class M3
5.203%	10/25/2024	#	2,500,000	2,560,244
Morgan Stanley Resecuritization Trust, Series 2015-R5, Class 2B
0.671%	10/26/2046	#^	160,000	98,589
Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 2B
0.699%	07/26/2045	#^	3,740,000	1,499,948
Nomura Resecuritization Trust, Series 2015-6R, Class 3A5
0.636%	05/26/2046	#^	2,380,000	1,400,006

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Option One Mortgage Loan Trust, Series 2005-4, Class M3
0.943%	11/25/2035	#	$1,330,000	$689,135
Reperforming Loan REMIC Trust, Series 2005-R2, Class 2A3
8.000%	06/25/2035	^	994,127	1,036,385

				8,668,948

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $10,020,648)				9,416,554

GOVERNMENT RELATED OBLIGATIONS—0.1%
Sovereign Debt—0.1%
Argentine Republic Government International Bond (Argentina)
7.625%	04/22/2046	^	260,000	281,450
6.875%	04/22/2021	^	200,000	213,800

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $448,971)				495,250

ASSET-BACKED SECURITIES—0.9%
Home Equity—0.6%
Bayview Financial Asset Trust Series 2007-SR1A, Class M1
1.253%	03/25/2037	#^‡	562,444	479,574
Bayview Financial Asset Trust Series 2007-SR1A, Class M3
1.603%	03/25/2037	#^‡	1,302,949	1,039,166
Mastr Asset Backed Securities Trust Series 2006-FRE1, Class A4
0.743%	12/25/2035	#	466,788	415,135

				1,933,875

Student Loan—0.3%
Nelnet Student Loan Trust Series 2005-4, Class A4
0.827%	03/22/2032	#	311,000	281,327
Nelnet Student Loan Trust Series 2008-3, Class A4
2.312%	11/25/2024	#	450,000	454,136
SLM Student Loan Trust Series 2008-5, Class A4
2.338%	07/25/2023	#	421,978	422,452

				1,157,915

TOTAL ASSET-BACKED SECURITIES
(Cost $3,054,269)				3,091,790

			Shares	Value
MONEY MARKET FUNDS—10.2%
Institutional Money Market Funds—10.2%
Dreyfus Institutional Cash Advantage Fund, 0.39%		††¥	4,250,000	4,250,000
Fidelity Institutional Money Market: Government Portfolio—Institutional Class, 0.30%		††¥	5,035,000	5,035,000

		Shares	Value
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%		¥10,130,271	$10,130,271
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%	††¥	4,614,730	4,614,730
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.43%	††¥	4,250,000	4,250,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.43%	††¥	4,250,000	4,250,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.43%	††¥	4,250,000	4,250,000

TOTAL MONEY MARKET FUNDS
(Cost $36,780,001)			36,780,001

TOTAL INVESTMENTS—105.6%
(Cost $392,582,627)			380,217,973
Other assets less liabilities—(5.6%)			(20,149,090)

NET ASSETS—100.0%			$360,068,883

Notes to the Schedule of Investments:

CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
MTN	Medium Term Note
REIT	Real Estate Investment Trust
*	Non-income producing.
#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $164,303,115, which represents 45.6% of Net Assets. The illiquid 144A securities represented 0.5% of Net Assets, and 1.2% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
Δ	Security in default.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $1,518,740)
d	Security has no market value at June 30, 2016.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—97.0%
Aerospace & Defense—3.3%
Boeing Co. (The)		88,100	$11,441,547
General Dynamics Corp.		3,120	434,429
Huntington Ingalls Industries, Inc.		2,600	436,878
L-3 Communications Holdings, Inc.		2,900	425,401
Orbital ATK, Inc.		4,700	400,158
Raytheon Co.		3,000	407,850
Spirit AeroSystems Holdings, Inc., Class A	*	9,265	398,395
Textron, Inc.		11,400	416,784
Triumph Group, Inc.		105,480	3,744,540
United Technologies Corp.		438,760	44,994,838

			63,100,820

Air Freight & Logistics—2.3%
Expeditors International of Washington, Inc.		8,600	421,744
FedEx Corp.		238,760	36,238,993
United Parcel Service, Inc., Class B		53,500	5,763,020

			42,423,757

Airlines—0.2%
Alaska Air Group, Inc.		7,100	413,859
American Airlines Group, Inc.		14,900	421,819
Copa Holdings SA, Class A (Panama)	†	7,615	397,960
Delta Air Lines, Inc.		11,000	400,730
JetBlue Airways Corp.	*	25,800	427,248
Southwest Airlines Co.		43,500	1,705,635
Spirit Airlines, Inc.	*	9,600	430,752
United Continental Holdings, Inc.	*	9,300	381,672

			4,579,675

Auto Components—0.3%
BorgWarner, Inc.		12,500	369,000
Gentex Corp.		25,720	397,374
Goodyear Tire & Rubber Co. (The)		15,300	392,598
Johnson Controls, Inc.		91,500	4,049,790
Lear Corp.		3,715	378,038

			5,586,800

Automobiles—0.2%
Ford Motor Co.		30,905	388,476
General Motors Co.		107,072	3,030,137

			3,418,613

Banks—6.8%
Associated Banc-Corp		24,100	413,315
Bank of America Corp.		574,216	7,619,847
Bank of Hawaii Corp.		5,800	399,040
BankUnited, Inc.		12,800	393,216
BB&T Corp.		11,400	405,954
BOK Financial Corp.	†	7,070	443,289
CIT Group, Inc.		13,055	416,585
Citigroup, Inc.		410,525	17,402,155

		Shares	Value
Citizens Financial Group, Inc.		19,200	$383,616
Comerica, Inc.		10,100	415,413
Commerce Bancshares, Inc./Missouri		8,758	419,508
Cullen/Frost Bankers, Inc.	†	6,300	401,499
East West Bancorp, Inc.		11,300	386,234
Fifth Third Bancorp		234,900	4,131,891
First Horizon National Corp.		31,800	438,204
First Niagara Financial Group, Inc.		41,000	399,340
First Republic Bank/California		5,900	412,941
Huntington Bancshares, Inc./Ohio		46,800	418,392
JPMorgan Chase & Co.		608,680	37,823,375
KeyCorp		36,900	407,745
M&T Bank Corp.		54,974	6,499,576
PacWest Bancorp		10,127	402,852
People’s United Financial, Inc.	†	25,700	376,762
PNC Financial Services Group, Inc. (The)		177,685	14,461,782
Popular, Inc. (Puerto Rico)		14,160	414,888
Regions Financial Corp.		47,300	402,523
Royal Bank of Scotland Group plc (United Kingdom)	*	958,724	2,172,617
Signature Bank/New York	*	3,300	412,236
SunTrust Banks, Inc.		9,700	398,476
SVB Financial Group	*	4,300	409,188
Synovus Financial Corp.		14,285	414,122
TCF Financial Corp.		32,600	412,390
U.S. Bancorp		50,900	2,052,797
Wells Fargo & Co.		546,720	25,876,258
Western Alliance Bancorp	*	12,100	395,065
Zions Bancorporation		16,000	402,080

			129,035,171

Beverages—0.8%
Brown-Forman Corp., Class A	†	3,800	410,514
Brown-Forman Corp., Class B		4,300	428,968
Coca-Cola Co. (The)		9,300	421,569
Diageo plc (United Kingdom)		138,633	3,872,805
Diageo plc ADR (United Kingdom)	†	25,650	2,895,372
Molson Coors Brewing Co., Class B		4,080	412,610
PepsiCo, Inc.		68,900	7,299,266

			15,741,104

Biotechnology—0.7%
Alnylam Pharmaceuticals, Inc.	*	7,410	411,181
Amgen, Inc.		34,400	5,233,960
Gilead Sciences, Inc.		80,330	6,701,128
Juno Therapeutics, Inc.	*†	9,600	369,024
OPKO Health, Inc.	*	42,600	397,884
United Therapeutics Corp.	*	4,000	423,680

			13,536,857

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Building Products—0.5%
Armstrong World Industries, Inc.	*	10,400	$407,160
Fortune Brands Home & Security, Inc.		136,130	7,891,456
Lennox International, Inc.		3,000	427,800
Masco Corp.		13,400	414,596
Owens Corning, Inc.		8,320	428,647
USG Corp.	*	15,700	423,272

			9,992,931

Capital Markets—3.9%
Affiliated Managers Group, Inc.	*	2,900	408,233
Ameriprise Financial, Inc.		117,130	10,524,130
Bank of New York Mellon Corp. (The)		148,000	5,749,800
BlackRock, Inc.		24,635	8,438,227
Charles Schwab Corp. (The)		14,800	374,588
E*TRADE Financial Corp.	*	16,785	394,280
Franklin Resources, Inc.		330,350	11,023,779
Goldman Sachs Group, Inc. (The)		34,340	5,102,237
Interactive Brokers Group, Inc., Class A		11,290	399,666
Invesco Ltd.		198,600	5,072,244
Lazard Ltd., Class A (Bermuda)		12,900	384,162
Legg Mason, Inc.		13,630	401,949
LPL Financial Holdings, Inc.	†	17,600	396,528
Morgan Stanley		346,300	8,996,874
Northern Trust Corp.		117,700	7,798,802
Och-Ziff Capital Management Group LLC, Class A		183,900	698,820
Raymond James Financial, Inc.		8,200	404,260
State Street Corp.		130,200	7,020,384
T. Rowe Price Group, Inc.		5,700	415,929
TD Ameritrade Holding Corp.		14,325	407,904

			74,412,796

Chemicals—3.3%
Agrium, Inc. (Canada)	†	37,900	3,426,918
Air Products & Chemicals, Inc.		2,920	414,757
Albemarle Corp.		5,003	396,788
Ashland, Inc.		3,720	426,944
Cabot Corp.		8,800	401,808
Celanese Corp., Series A		6,195	405,463
CF Industries Holdings, Inc.		156,400	3,769,240
Dow Chemical Co. (The)		137,525	6,836,368
E.I. Du Pont de Nemours & Co.		625,846	40,554,821
Eastman Chemical Co.		5,700	387,030
FMC Corp.		8,500	393,635
Huntsman Corp.		27,925	375,591
Ingevity Corp.	*	1,264	43,026

		Shares	Value
LyondellBasell Industries NV, Class A		5,300	$394,426
Monsanto Co.		3,900	403,299
Mosaic Co. (The)		14,800	387,464
NewMarket Corp.		1,000	414,380
Platform Specialty Products Corp.	*†	46,300	411,144
Praxair, Inc.		3,500	393,365
Scotts Miracle-Gro Co. (The), Class A		5,700	398,487
W.R. Grace & Co.		5,400	395,334
Westlake Chemical Corp.		9,475	406,667

			61,436,955

Commercial Services & Supplies—0.6%
Clean Harbors, Inc.	*	8,185	426,520
R.R. Donnelley & Sons Co.		24,275	410,733
Republic Services, Inc.		8,375	429,721
Stericycle, Inc.	*	4,100	426,892
Tyco International plc		209,230	8,913,198
Waste Management, Inc.		6,335	419,821

			11,026,885

Communications Equipment—2.9%
ARRIS International plc	*	18,000	377,280
Brocade Communications Systems, Inc.		43,985	403,782
Cisco Systems, Inc.		870,030	24,961,161
EchoStar Corp., Class A	*	10,535	418,240
Harris Corp.		96,492	8,051,292
Juniper Networks, Inc.		17,500	393,575
Motorola Solutions, Inc.		6,200	409,014
ViaSat, Inc.	*†	281,700	20,113,380

			55,127,724

Construction & Engineering—0.2%
AECOM	*	12,800	406,656
Chicago Bridge & Iron Co. NV (Netherlands)		11,800	408,634
Fluor Corp.		8,300	409,024
Jacobs Engineering Group, Inc.	*	7,930	394,993
KBR, Inc.		29,350	388,594
Quanta Services, Inc.	*	18,600	430,032
Valmont Industries, Inc.		3,035	410,545

			2,848,478

Construction Materials—1.0%
LafargeHolcim Ltd. ADR (Switzerland)	*	1,519,665	12,651,211
Martin Marietta Materials, Inc.		2,200	422,400
Vulcan Materials Co.		46,600	5,608,776

			18,682,387

Consumer Finance—0.6%
Ally Financial, Inc.	*	24,955	425,982
American Express Co.		132,400	8,044,624
Capital One Financial Corp.		6,425	408,052
Discover Financial Services		7,720	413,715
Navient Corp.		33,380	398,891
OneMain Holdings, Inc.	*†	17,200	392,504

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Santander Consumer USA Holdings, Inc.	*	39,245	$405,401
SLM Corp.	*	64,615	399,320
Synchrony Financial	*	16,147	408,196

			11,296,685

Containers & Packaging—0.7%
AptarGroup, Inc.		5,100	403,563
Avery Dennison Corp.		5,800	433,550
Bemis Co., Inc.		8,000	411,920
Graphic Packaging Holding Co.		31,200	391,248
International Paper Co.		251,205	10,646,068
Sonoco Products Co.		8,635	428,814
WestRock Co.		29,320	1,139,668

			13,854,831

Distributors—0.0%
Genuine Parts Co.		4,000	405,000

Diversified Consumer Services—0.9%
Graham Holdings Co., Class B		33,097	16,202,305
H&R Block, Inc.		18,400	423,200

			16,625,505

Diversified Financial Services—0.4%
Berkshire Hathaway, Inc., Class B	*	2,800	405,412
CME Group, Inc.		4,100	399,340
Intercontinental Exchange, Inc.		21,105	5,402,036
Leucadia National Corp.		24,300	421,119
Moody’s Corp.		4,100	384,211
Nasdaq, Inc.		6,300	407,421
Voya Financial, Inc.		15,300	378,828

			7,798,367

Diversified Telecommunication Services—3.9%
AT&T, Inc.		10,100	436,421
CenturyLink, Inc.		121,960	3,538,060
Frontier Communications Corp.		82,500	407,550
Level 3 Communications, Inc.	*	901,005	46,392,747
SBA Communications Corp., Class A	*	4,000	431,760
Telefonica SA (Spain)		235,282	2,233,724
Verizon Communications, Inc.		363,659	20,306,718

			73,746,980

Electric Utilities—3.3%
Alliant Energy Corp.		10,300	408,910
American Electric Power Co., Inc.		6,125	429,301
Avangrid, Inc.		9,900	455,994
Duke Energy Corp.		5,200	446,108
Edison International		155,835	12,103,705
Entergy Corp.		83,560	6,797,606
Eversource Energy		131,090	7,852,291
Exelon Corp.		127,350	4,630,446
FirstEnergy Corp.		187,700	6,552,607

		Shares	Value
Great Plains Energy, Inc.		14,200	$431,680
Hawaiian Electric Industries, Inc.		12,100	396,759
ITC Holdings Corp.		8,870	415,293
NextEra Energy, Inc.		35,990	4,693,096
OGE Energy Corp.		12,800	419,200
PG&E Corp.		134,560	8,601,075
Pinnacle West Capital Corp.		5,300	429,618
PPL Corp.		10,800	407,700
Southern Co. (The)		7,900	423,677
Westar Energy, Inc.		7,500	420,675
Xcel Energy, Inc.		132,700	5,942,306

			62,258,047

Electrical Equipment—0.9%
AMETEK, Inc.		8,900	411,447
Eaton Corp. plc		137,670	8,223,029
Emerson Electric Co.		122,400	6,384,384
Hubbell, Inc.		4,100	432,427
Regal Beloit Corp.		7,125	392,231
Rockwell Automation, Inc.		3,500	401,870
SolarCity Corp.	*†	19,100	457,063

			16,702,451

Electronic Equipment, Instruments & Components—0.4%
Arrow Electronics, Inc.	*	6,300	389,970
Avnet, Inc.		9,900	401,049
Corning, Inc.		19,400	397,312
Dolby Laboratories, Inc., Class A		8,600	411,510
Fitbit, Inc., Class A	*†	31,600	386,152
FLIR Systems, Inc.		13,500	417,825
Ingram Micro, Inc., Class A		11,400	396,492
IPG Photonics Corp.	*	5,000	400,000
Jabil Circuit, Inc.		21,770	402,092
Keysight Technologies, Inc.	*	14,500	421,805
National Instruments Corp.		14,000	383,600
TE Connectivity Ltd. (Switzerland)		30,100	1,719,011
Trimble Navigation Ltd.	*	15,100	367,836
Zebra Technologies Corp., Class A	*	7,100	355,710

			6,850,364

Energy Equipment & Services—0.8%
Baker Hughes, Inc.		8,830	398,498
Diamond Offshore Drilling, Inc.	†	16,300	396,579
Dril-Quip, Inc.	*	6,700	391,481
Ensco plc, Class A (United Kingdom)		40,600	394,226
FMC Technologies, Inc.	*	14,900	397,383
Frank’s International NV (Netherlands)	†	25,600	374,016
Halliburton Co.		173,920	7,876,837
Helmerich & Payne, Inc.	†	6,115	410,500
Nabors Industries Ltd.		38,980	391,749
National Oilwell Varco, Inc.		11,500	386,975

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Noble Corp. plc (United Kingdom)		44,100	$363,384
Oceaneering International, Inc.		13,100	391,166
Patterson-UTI Energy, Inc.	†	19,440	414,461
Rowan Cos. plc, Class A	†	21,500	379,690
RPC, Inc.	*†	26,500	411,545
Schlumberger Ltd.		5,300	419,124
Superior Energy Services, Inc.		21,630	398,208
Transocean Ltd. (Switzerland)	†	35,000	416,150
Weatherford International plc (Switzerland)	*	66,900	371,295

			14,983,267

Food & Staples Retailing—0.7%
CVS Health Corp.		68,030	6,513,192
Walgreens Boots Alliance, Inc.		4,730	393,867
Wal-Mart Stores, Inc.		85,300	6,228,606
Whole Foods Market, Inc.		12,930	414,019

			13,549,684

Food Products—1.6%
Archer-Daniels-Midland Co.		184,100	7,896,049
Bunge Ltd.		7,000	414,050
ConAgra Foods, Inc.		8,910	425,987
Flowers Foods, Inc.		22,600	423,750
Hain Celestial Group, Inc. (The)	*	8,200	407,950
Hormel Foods Corp.		11,400	417,240
Ingredion, Inc.		46,240	5,983,919
J.M. Smucker Co. (The)		2,725	415,317
Kellogg Co.		53,420	4,361,743
Kraft Heinz Co. (The)		66,960	5,924,621
McCormick & Co., Inc. (Non-Voting Shares)		5,700	608,019
Mead Johnson Nutrition Co.		4,700	426,525
Mondelez International, Inc., Class A		9,340	425,063
Pilgrim’s Pride Corp.		17,160	437,237
Pinnacle Foods, Inc.		8,865	410,361
Post Holdings, Inc.	*	5,300	438,257
TreeHouse Foods, Inc.	*	4,300	441,395
Tyson Foods, Inc., Class A		6,160	411,426

			30,268,909

Gas Utilities—0.1%
AGL Resources, Inc.		6,035	398,129
Atmos Energy Corp.		5,555	451,733
National Fuel Gas Co.		7,720	439,114
Piedmont Natural Gas Co., Inc.		7,000	420,840
Questar Corp.		15,800	400,846
UGI Corp.		9,202	416,390

			2,527,052

		Shares	Value
Health Care Equipment & Supplies—1.2%
Abbott Laboratories		10,235	$402,338
Alere, Inc.	*	9,840	410,131
Baxter International, Inc.		76,493	3,459,014
Becton Dickinson and Co.		24,100	4,087,119
Cooper Cos., Inc. (The)		2,400	411,768
DENTSPLY SIRONA, Inc.		6,900	428,076
Hill-Rom Holdings, Inc.		8,500	428,825
Medtronic plc (Ireland)		137,085	11,894,865
St. Jude Medical, Inc.		5,400	421,200
Teleflex, Inc.		2,400	425,544
Zimmer Biomet Holdings, Inc.		3,520	423,738

			22,792,618

Health Care Providers & Services—1.2%
Acadia Healthcare Co., Inc.	*†	7,300	404,420
Aetna, Inc.		3,525	430,508
Amsurg Corp.	*	5,100	395,454
Anthem, Inc.		53,330	7,004,362
Brookdale Senior Living, Inc.	*	26,200	404,528
Cardinal Health, Inc.		5,100	397,851
Centene Corp.	*	6,038	430,932
Cigna Corp.		3,200	409,568
DaVita HealthCare Partners, Inc.	*	5,635	435,698
Envision Healthcare Holdings, Inc.	*	15,800	400,846
Express Scripts Holding Co.	*	5,460	413,868
HCA Holdings, Inc.	*	5,250	404,302
Humana, Inc.		2,125	382,245
Laboratory Corp. of America Holdings	*	3,159	411,523
LifePoint Health, Inc.	*	6,275	410,197
MEDNAX, Inc.	*	5,800	420,094
Premier, Inc., Class A	*	12,900	421,830
Quest Diagnostics, Inc.		5,200	423,332
UnitedHealth Group, Inc.		60,215	8,502,358
Universal Health Services, Inc., Class B		3,055	409,676
WellCare Health Plans, Inc.	*	3,900	418,392

			23,331,984

Health Care Technology—0.0%
Allscripts Healthcare Solutions, Inc.	*	33,845	429,832

Hotels, Restaurants & Leisure—3.0%
Aramark		12,775	426,940
Carnival Corp.		97,600	4,313,920
Choice Hotels International, Inc.		8,800	419,056
Extended Stay America, Inc.	†	27,600	412,620
Hilton Worldwide Holdings, Inc.		250,890	5,652,552
Hyatt Hotels Corp., Class A	*†	8,540	419,656
International Game Technology plc		22,300	417,902

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Las Vegas Sands Corp.		128,000	$5,566,720
Marriott International, Inc., Class A		6,100	405,406
MGM Resorts International	*	17,200	389,236
Norwegian Cruise Line Holdings Ltd.	*	129,380	5,154,499
Royal Caribbean Cruises Ltd.		5,800	389,470
Starwood Hotels & Resorts Worldwide, Inc.		5,500	406,725
Wendy’s Co. (The)		42,533	409,167
Wynn Resorts Ltd.	†	352,076	31,912,169

			56,696,038

Household Durables—0.5%
CalAtlantic Group, Inc.		11,300	414,823
D.R. Horton, Inc.		13,590	427,813
Garmin Ltd. (Switzerland)	†	9,735	412,959
Harman International Industries, Inc.		5,500	395,010
Lennar Corp., Class A		8,600	396,460
Lennar Corp., Class B		10,700	398,575
Mohawk Industries, Inc.	*	2,200	417,472
PulteGroup, Inc.		278,780	5,433,422
Toll Brothers, Inc.	*	15,200	409,032
Whirlpool Corp.		2,452	408,601

			9,114,167

Household Products—0.1%
Clorox Co. (The)		3,000	415,170
Colgate-Palmolive Co.		5,615	411,018
Energizer Holdings, Inc.		8,445	434,833
Kimberly-Clark Corp.		2,951	405,704
Procter & Gamble Co. (The)		4,700	397,949

			2,064,674

Independent Power and Renewable Electricity Producers—0.4%
AES Corp. (The)		601,300	7,504,224
Calpine Corp.	*	29,125	429,594
NRG Energy, Inc.		29,890	448,051

			8,381,869

Industrial Conglomerates—5.0%
3M Co.		36,355	6,366,488
Carlisle Cos., Inc.		4,225	446,498
CK Hutchison Holdings Ltd. ADR (Hong Kong)		2,419,300	26,539,721
Danaher Corp.		4,220	426,220
General Electric Co.		936,397	29,477,777
Koninklijke Philips NV NYRS (Netherlands)		1,226,052	30,577,737
Roper Technologies, Inc.		2,420	412,755

			94,247,196

Insurance—4.3%
Aflac, Inc.		5,900	425,744
Alleghany Corp.	*	805	442,412
Allied World Assurance Co. Holdings AG (Switzerland)		11,070	389,000

		Shares	Value
Allstate Corp. (The)		5,900	$412,705
American Financial Group, Inc.		5,800	428,794
American International Group, Inc.		101,150	5,349,824
American National Insurance Co.		3,500	396,025
AmTrust Financial Services, Inc.		16,100	394,450
Arch Capital Group Ltd. (Bermuda)	*	5,800	417,600
Arthur J. Gallagher & Co.		9,435	449,106
Aspen Insurance Holdings Ltd. (Bermuda)		9,080	421,130
Assurant, Inc.		4,800	414,288
Assured Guaranty Ltd. (Bermuda)		16,500	418,605
Axis Capital Holdings Ltd. (Bermuda)		7,400	407,000
Brown & Brown, Inc.		11,100	415,917
Chubb Ltd. (Switzerland)		77,992	10,194,334
Cincinnati Financial Corp.		5,900	441,851
CNA Financial Corp.		13,145	413,016
Endurance Specialty Holdings Ltd. (Bermuda)		6,300	423,108
Erie Indemnity Co., Class A		4,300	427,162
Everest Re Group Ltd. (Bermuda)		2,400	438,408
First American Financial Corp.		10,700	430,354
FNF Group		12,200	457,500
Hanover Insurance Group, Inc. (The)		4,800	406,176
Hartford Financial Services Group, Inc. (The)		9,400	417,172
Lincoln National Corp.		10,500	407,085
Loews Corp.		239,900	9,857,491
Markel Corp.	*	448	426,845
Marsh & McLennan Cos., Inc.		221,175	15,141,640
Mercury General Corp.		8,000	425,280
MetLife, Inc.		348,870	13,895,492
Old Republic International Corp.		22,400	432,096
Principal Financial Group, Inc.		91,365	3,756,015
ProAssurance Corp.		7,800	417,690
Progressive Corp. (The)		12,900	432,150
Prudential Financial, Inc.		5,715	407,708
Reinsurance Group of America, Inc.		4,400	426,756
RenaissanceRe Holdings Ltd. (Bermuda)		3,415	401,058
Torchmark Corp.		7,200	445,104
Travelers Cos., Inc. (The)		3,635	432,710
Unum Group		97,635	3,103,817
Validus Holdings Ltd. (Bermuda)		9,000	437,310
W.R. Berkley Corp.		7,565	453,295
White Mountains Insurance Group Ltd.		500	421,000
Willis Towers Watson plc (United Kingdom)		18,257	2,269,528
XL Group plc (Ireland)		62,735	2,089,703

			81,311,454

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Internet & Catalog Retail—0.3%
Liberty Interactive Corp. QVC Group, Series A	*	222,100	$5,634,677
Liberty Ventures, Series A	*	11,000	407,770

			6,042,447

Internet Software & Services—1.6%
Akamai Technologies, Inc.	*	7,400	413,882
Alphabet, Inc., Class C	*	39,499	27,337,258
IAC/InterActiveCorp		7,400	416,620
Pandora Media, Inc.	*	34,500	429,525
Twitter, Inc.	*	24,700	417,677
Yahoo!, Inc.	*	11,220	421,423
Yelp, Inc.	*	14,100	428,076
Zillow Group, Inc., Class A	*†	11,800	432,470
Zillow Group, Inc., Class C	*†	11,900	431,732

			30,728,663

IT Services—0.2%
Amdocs Ltd.		7,400	427,128
Booz Allen Hamilton Holding Corp.		13,500	400,140
Computer Sciences Corp.		8,100	402,165
CoreLogic, Inc.	*	11,100	427,128
Fidelity National Information Services, Inc.		5,700	419,976
International Business Machines Corp.		2,700	409,806
Leidos Holdings, Inc.		8,460	404,980
Xerox Corp.		41,985	398,438

			3,289,761

Leisure Products—0.4%
Brunswick Corp.		9,200	416,944
Mattel, Inc.		210,500	6,586,545
Vista Outdoor, Inc.	*	8,800	420,024

			7,423,513

Life Sciences Tools & Services—0.2%
Agilent Technologies, Inc.		9,000	399,240
Bio-Rad Laboratories, Inc., Class A	*	3,000	429,060
PerkinElmer, Inc.		7,800	408,876
QIAGEN NV (Netherlands)	*	19,075	416,026
Quintiles Transnational Holdings, Inc.	*	6,400	418,048
Thermo Fisher Scientific, Inc.		2,900	428,504
VWR Corp.	*	14,000	404,600

			2,904,354

Machinery—4.0%
AGCO Corp.	†	7,900	372,327
Allison Transmission Holdings, Inc.		15,100	426,273
Caterpillar, Inc.		39,020	2,958,106
CNH Industrial NV (United Kingdom)		4,580,800	32,752,720
Colfax Corp.	*	14,500	383,670
Crane Co.		7,500	425,400

		Shares	Value
Cummins, Inc.		34,100	$3,834,204
Deere & Co.	†	70,715	5,730,744
Donaldson Co., Inc.	†	11,600	398,576
Dover Corp.		6,025	417,653
Flowserve Corp.		56,000	2,529,520
IDEX Corp.		5,030	412,963
Illinois Tool Works, Inc.		64,300	6,697,488
Ingersoll-Rand plc		111,770	7,117,514
ITT, Inc.		12,245	391,595
Lincoln Electric Holdings, Inc.		6,925	409,129
Manitowoc Foodservice, Inc.	*†	23,900	421,118
Oshkosh Corp.	†	8,600	410,306
PACCAR, Inc.		7,700	399,399
Parker-Hannifin Corp.		3,800	410,590
Pentair plc (United Kingdom)		89,100	5,193,639
Snap-on, Inc.		2,700	426,114
Stanley Black & Decker, Inc.		3,625	403,172
Terex Corp.		18,730	380,406
Timken Co. (The)		13,250	406,245
Trinity Industries, Inc.		21,205	393,777
Xylem, Inc.		9,040	403,636

			74,506,284

Marine—0.0%
Kirby Corp.	*	6,200	386,818

Media—4.2%
CBS Corp. (Non-Voting Shares), Class B		119,750	6,519,190
Clear Channel Outdoor Holdings, Inc., Class A		63,740	396,463
Comcast Corp., Class A		212,190	13,832,666
Discovery Communications, Inc., Class A	*†	15,900	401,157
Discovery Communications, Inc., Class C	*	16,700	398,295
DISH Network Corp., Class A	*	8,380	439,112
John Wiley & Sons, Inc., Class A		8,300	433,094
Liberty Braves Group, Class C	*†	1,011	14,821
Liberty Broadband Corp., Class A	*	7,225	429,165
Liberty Broadband Corp., Class C	*†	7,327	439,620
Liberty SiriusXM Group, Class A	*	13,400	420,224
Liberty SiriusXM Group, Class C	*	13,400	413,658
Lions Gate Entertainment Corp.	†	19,300	390,439
Live Nation Entertainment, Inc.	*	17,500	411,250
Madison Square Garden Co. (The), Class A	*	2,400	414,024
News Corp., Class A		413,300	4,690,955
News Corp., Class B		34,500	402,615
Regal Entertainment Group, Class A	†	20,400	449,616

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Scripps Networks Interactive, Inc., Class A		445,800	$27,759,966
TEGNA, Inc.		17,500	405,475
Thomson Reuters Corp.		129,220	5,223,073
Time Warner, Inc.		14,833	1,090,819
Tribune Media Co., Class A		10,900	427,062
Twenty-First Century Fox, Inc., Class A		14,945	404,262
Twenty-First Century Fox, Inc., Class B		287,500	7,834,375
Viacom, Inc., Class A		8,700	403,854
Viacom, Inc., Class B		9,700	402,259
Walt Disney Co. (The)		35,100	3,433,482

			78,280,991

Metals & Mining—0.7%
Alcoa, Inc.		40,945	379,560
Compass Minerals International, Inc.		5,200	385,788
Freeport-McMoRan, Inc.		38,140	424,879
Newmont Mining Corp.		10,800	422,496
Nucor Corp.		163,070	8,057,289
Reliance Steel & Aluminum Co.		5,400	415,260
Royal Gold, Inc.		5,855	421,677
Southern Copper Corp. (Peru)	†	15,800	426,284
Steel Dynamics, Inc.		17,500	428,750
Tahoe Resources, Inc.		29,070	435,178
United States Steel Corp.	†	24,900	419,814

			12,216,975

Multiline Retail—0.5%
Dillard’s, Inc., Class A	†	7,050	427,230
J.C. Penney Co., Inc.	*†	49,200	436,896
Kohl’s Corp.		131,855	4,999,942
Macy’s, Inc.		104,700	3,518,967
Target Corp.		6,000	418,920

			9,801,955

Multi-Utilities—0.9%
Ameren Corp.		8,100	433,998
CenterPoint Energy, Inc.		17,300	415,200
CMS Energy Corp.		9,600	440,256
Consolidated Edison, Inc.		5,100	410,244
Dominion Resources, Inc.		45,300	3,530,229
DTE Energy Co.		4,400	436,128
MDU Resources Group, Inc.		17,700	424,800
NiSource, Inc.		319,040	8,460,941
Public Service Enterprise Group, Inc.		9,000	419,490
SCANA Corp.		5,700	431,262
Sempra Energy		3,815	434,986
TECO Energy, Inc.		14,300	395,252
Vectren Corp.		8,300	437,161
WEC Energy Group, Inc.		6,772	442,212

			17,112,159

Oil, Gas & Consumable Fuels—9.6%
Anadarko Petroleum Corp.		75,680	4,029,960
Antero Resources Corp.	*	14,700	381,906
Apache Corp.		134,445	7,484,553

		Shares	Value
Cabot Oil & Gas Corp.		16,700	$429,858
California Resources Corp.		1	10
Canadian Natural Resources Ltd. (Canada)	†	372,300	11,478,009
Cheniere Energy, Inc.	*	11,900	446,845
Chesapeake Energy Corp.	*†	2,514,320	10,761,290
Chevron Corp.		187,268	19,631,304
Cimarex Energy Co.		3,530	421,200
Columbia Pipeline Group, Inc.		188,440	4,803,336
Concho Resources, Inc.	*	3,200	381,664
ConocoPhillips		9,860	429,896
CONSOL Energy, Inc.	†	1,341,980	21,592,458
Continental Resources, Inc.	*†	9,200	416,484
Devon Energy Corp.		10,860	393,675
Diamondback Energy, Inc.	*	4,600	419,566
Energen Corp.		8,425	406,169
EOG Resources, Inc.		94,230	7,860,667
EQT Corp.		28,105	2,176,170
Exxon Mobil Corp.		285,055	26,721,056
Gulfport Energy Corp.	*	12,900	403,254
Hess Corp.		96,045	5,772,304
HollyFrontier Corp.		17,000	404,090
Kinder Morgan, Inc.		21,755	407,254
Kosmos Energy Ltd.	*	74,700	407,115
Laredo Petroleum, Inc.	*†	36,710	384,721
Marathon Oil Corp.		451,820	6,781,818
Marathon Petroleum Corp.		11,200	425,152
Memorial Resource Development Corp.	*	25,200	400,176
Murphy Oil Corp.	†	13,020	413,385
Newfield Exploration Co.	*	9,800	432,964
Noble Energy, Inc.		11,430	409,994
Occidental Petroleum Corp.		119,210	9,007,508
Parsley Energy, Inc., Class A	*	15,400	416,724
PBF Energy, Inc., Class A		17,285	411,037
Phillips 66		5,230	414,948
Pioneer Natural Resources Co.		41,690	6,303,945
PrairieSky Royalty Ltd. (Canada)		7,486	139,823
QEP Resources, Inc.		22,495	396,587
Range Resources Corp.	†	9,300	401,202
Rice Energy, Inc.	*	18,260	402,450
Royal Dutch Shell plc, Class A ADR (Netherlands)		205,081	11,324,573
SM Energy Co.	†	13,900	375,300
Southwestern Energy Co.	*†	248,010	3,119,966
Spectra Energy Corp.		11,975	438,644
Targa Resources Corp.		9,800	412,972
Tesoro Corp.		5,380	403,070
TOTAL SA ADR (France)		177,300	8,528,130
Valero Energy Corp.		7,830	399,330
Whiting Petroleum Corp.	*	41,740	386,512
Williams Cos., Inc. (The)		19,300	417,459
World Fuel Services Corp.		8,745	415,300
WPX Energy, Inc.	*	42,435	395,070

			181,818,853

Paper & Forest Products—0.0%
Domtar Corp.		11,065	387,386

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Personal Products—0.1%
Avon Products, Inc.		275,600	$1,041,768
Coty, Inc., Class A	†	15,700	408,043
Edgewell Personal Care Co.	*	5,045	425,848
Nu Skin Enterprises, Inc., Class A	†	8,800	406,472

			2,282,131

Pharmaceuticals—4.7%
Allergan plc	*	27,600	6,378,084
AstraZeneca plc ADR (United Kingdom)	†	170,900	5,159,471
Bristol-Myers Squibb Co.		212,180	15,605,839
Endo International plc (Ireland)	*	26,500	413,135
GlaxoSmithKline plc (United Kingdom)		184,370	3,959,347
Johnson & Johnson		99,515	12,071,170
Mallinckrodt plc	*	6,860	416,951
Merck & Co., Inc.		350,610	20,198,642
Mylan NV	*	9,300	402,132
Perrigo Co. plc (Ireland)		4,420	400,761
Pfizer, Inc.		498,196	17,541,481
Roche Holding AG (Genusschein) (Switzerland)		24,789	6,541,317
Shire plc ADR		1	13

			89,088,343

Professional Services—0.4%
Dun & Bradstreet Corp. (The)		3,320	404,509
IHS, Inc., Class A	*	3,600	416,196
ManpowerGroup, Inc.		6,020	387,327
Nielsen Holdings plc		118,635	6,165,461

			7,373,493

Real Estate Investment Trusts (REITs)—2.3%
Alexandria Real Estate Equities, Inc. REIT		4,200	434,784
American Campus Communities, Inc. REIT		8,500	449,395
American Capital Agency Corp. REIT		21,310	422,364
American Homes 4 Rent, Class A REIT		22,100	452,608
Annaly Capital Management, Inc. REIT		37,615	416,398
Apartment Investment & Management Co., Class A REIT		9,700	428,352
Apple Hospitality REIT, Inc. REIT	†	21,100	396,891
AvalonBay Communities, Inc. REIT		2,415	435,642
Boston Properties, Inc. REIT		3,200	422,080
Brandywine Realty Trust REIT		26,200	440,160
Brixmor Property Group, Inc. REIT		16,400	433,944
Camden Property Trust REIT		4,815	425,742

		Shares	Value
Care Capital Properties, Inc. REIT		15,675	$410,842
Chimera Investment Corp. REIT		26,938	422,927
Columbia Property Trust, Inc. REIT		19,515	417,621
Communications Sales & Leasing, Inc. REIT		14,300	413,270
Corporate Office Properties Trust REIT		14,900	440,593
Corrections Corp. of America REIT	†	12,100	423,742
Crown Castle International Corp. REIT		4,400	446,292
CubeSmart REIT		14,200	438,496
CyrusOne, Inc. REIT		8,100	450,846
DCT Industrial Trust, Inc. REIT		9,200	441,968
DDR Corp. REIT		24,100	437,174
Digital Realty Trust, Inc. REIT		4,000	435,960
Douglas Emmett, Inc. REIT		12,200	433,344
Duke Realty Corp. REIT		16,500	439,890
Empire State Realty Trust, Inc., Class A REIT		21,500	408,285
EPR Properties REIT		5,600	451,808
Equity Commonwealth REIT	*	14,250	415,102
Equity One, Inc. REIT		14,000	450,520
Equity Residential REIT		6,400	440,832
Essex Property Trust, Inc. REIT		1,803	411,246
Forest City Realty Trust, Inc., Class A REIT		19,400	432,814
General Growth Properties, Inc. REIT		13,700	408,534
HCP, Inc. REIT		11,735	415,184
Healthcare Trust of America, Inc., Class A REIT		12,700	410,718
Highwoods Properties, Inc. REIT		8,400	443,520
Hospitality Properties Trust REIT		15,800	455,040
Host Hotels & Resorts, Inc. REIT		25,690	416,435
Kilroy Realty Corp. REIT		6,500	430,885
Kimco Realty Corp. REIT		14,100	442,458
Liberty Property Trust REIT		10,700	425,004
Macerich Co. (The) REIT		23,600	2,015,204
MFA Financial, Inc. REIT		57,645	419,079
Mid-America Apartment Communities, Inc. REIT		4,200	446,880
National Retail Properties, Inc. REIT		8,740	452,033
NorthStar Realty Finance Corp. REIT		34,881	398,690
Omega Healthcare Investors, Inc. REIT	†	12,980	440,671
Outfront Media, Inc. REIT		17,634	426,214
Paramount Group, Inc. REIT		26,400	420,816
Piedmont Office Realty Trust, Inc., Class A REIT		19,905	428,754

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Post Properties, Inc. REIT		7,125	$434,981
Prologis, Inc. REIT		8,400	411,936
Rayonier, Inc. REIT		162,545	4,265,181
Realty Income Corp. REIT		6,140	425,870
Regency Centers Corp. REIT		5,320	445,444
Retail Properties of America, Inc., Class A REIT		25,790	435,851
Senior Housing Properties Trust REIT		20,980	437,013
Simon Property Group, Inc. REIT		2,000	433,800
SL Green Realty Corp. REIT		3,925	417,895
Sovran Self Storage, Inc. REIT		4,100	430,172
Spirit Realty Capital, Inc. REIT		33,040	421,921
Starwood Property Trust, Inc. REIT		20,300	420,616
STORE Capital Corp. REIT		14,500	427,025
Sun Communities, Inc. REIT		5,800	444,512
Tanger Factory Outlet Centers, Inc. REIT		11,100	445,998
Taubman Centers, Inc. REIT		6,000	445,200
Two Harbors Investment Corp. REIT		46,000	393,760
UDR, Inc. REIT		11,950	441,194
Ventas, Inc. REIT		6,100	444,202
VEREIT, Inc. REIT		42,910	435,107
Vornado Realty Trust REIT		4,120	412,494
Weingarten Realty Investors REIT		10,635	434,121
Welltower, Inc. REIT		5,520	420,458
Weyerhaeuser Co. REIT		188,866	5,622,541
WP Carey, Inc. REIT		5,825	404,372

			43,269,715

Real Estate Management & Development—0.1%
Howard Hughes Corp. (The)	*	3,610	412,695
Jones Lang LaSalle, Inc.		3,910	381,030
Realogy Holdings Corp.	*	13,860	402,217

			1,195,942

Road & Rail—0.9%
AMERCO		1,141	427,362
Canadian Pacific Railway Ltd. (Canada)		17,200	2,215,188
CSX Corp.		15,745	410,630
Genesee & Wyoming, Inc., Class A	*	7,015	413,534
Hertz Global Holdings, Inc.	*	37,600	416,232
Kansas City Southern		4,855	437,387
Norfolk Southern Corp.		4,715	401,388
Old Dominion Freight Line, Inc.	*	6,900	416,139
Ryder System, Inc.		6,625	405,052
Union Pacific Corp.		129,400	11,290,150

			16,833,062

		Shares	Value
Semiconductors & Semiconductor Equipment—3.3%
Analog Devices, Inc.		134,750	$7,632,240
Applied Materials, Inc.		339,120	8,128,706
Cree, Inc.	*	16,660	407,170
Cypress Semiconductor Corp.	†	40,100	423,055
First Solar, Inc.	*	8,600	416,928
Intel Corp.		340,215	11,159,052
Lam Research Corp.		5,080	427,025
Linear Technology Corp.		8,800	409,464
Marvell Technology Group Ltd. (Bermuda)		40,450	385,489
Maxim Integrated Products, Inc.		206,675	7,376,231
Micron Technology, Inc.	*	29,930	411,837
ON Semiconductor Corp.	*	44,400	391,608
Qorvo, Inc.	*	7,200	397,872
QUALCOMM, Inc.		275,390	14,752,642
Skyworks Solutions, Inc.		6,300	398,664
SunPower Corp.	*†	27,145	420,476
Teradyne, Inc.		21,200	417,428
Texas Instruments, Inc.		111,300	6,972,945
Xilinx, Inc.		8,800	405,944

			61,334,776

Software—1.9%
ANSYS, Inc.	*	4,750	431,063
Autodesk, Inc.	*	7,465	404,155
CA, Inc.		45,405	1,490,646
FireEye, Inc.	*†	24,900	410,103
Microsoft Corp.		492,090	25,180,245
Nuance Communications, Inc.	*	25,880	404,504
Oracle Corp.		9,800	401,114
PTC, Inc.	*	10,700	402,106
SS&C Technologies Holdings, Inc.		14,700	412,776
Symantec Corp.		248,135	5,096,693
Synopsys, Inc.	*	8,200	443,456
VMware, Inc., Class A	*	6,800	389,096
Zynga, Inc., Class A	*	164,875	410,539

			35,876,496

Specialty Retail—1.2%
AutoNation, Inc.	*	8,600	404,028
Bed Bath & Beyond, Inc.		9,600	414,912
Best Buy Co., Inc.		13,850	423,810
Burlington Stores, Inc.	*	6,700	446,957
Cabela’s, Inc.	*	8,260	413,496
CST Brands, Inc.		9,585	412,922
Dick’s Sporting Goods, Inc.		10,315	464,794
Foot Locker, Inc.		7,930	435,040
GameStop Corp., Class A	†	16,000	425,280
Gap, Inc. (The)		20,100	426,522
Home Depot, Inc. (The)		36,360	4,642,808
L Brands, Inc.		6,100	409,493
Lowe’s Cos., Inc.		68,705	5,439,375
Michaels Cos., Inc. (The)	*	15,400	437,976
Murphy USA, Inc.	*	5,690	421,970
Penske Automotive Group, Inc.	†	12,150	382,239
Signet Jewelers Ltd.		46,200	3,807,342
Staples, Inc.		176,100	1,517,982

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Tiffany & Co.		6,700	$406,288
Urban Outfitters, Inc.	*	15,600	429,000

			22,162,234

Technology Hardware, Storage & Peripherals—0.5%
Apple, Inc.		24,800	2,370,880
EMC Corp.		15,120	410,810
Hewlett Packard Enterprise Co.		22,840	417,287
HP, Inc.		32,540	408,377
Lexmark International, Inc., Class A		11,100	419,025
NetApp, Inc.		16,270	400,079
Western Digital Corp.		108,503	5,127,852

			9,554,310

Textiles, Apparel & Luxury Goods—1.1%
Coach, Inc.		10,700	435,918
PVH Corp.		52,440	4,941,421
Ralph Lauren Corp.		168,738	15,122,300

			20,499,639

Thrifts & Mortgage Finance—0.0%
New York Community Bancorp, Inc.		27,300	409,227
TFS Financial Corp.		24,030	413,797

			823,024

Tobacco—0.5%
British American Tobacco plc (United Kingdom)		95,749	6,207,316
Philip Morris International, Inc.		18,010	1,831,977
Reynolds American, Inc.		8,300	447,619

			8,486,912

Trading Companies & Distributors—0.1%
Air Lease Corp.		14,900	399,022
MSC Industrial Direct Co., Inc., Class A		5,800	409,248
United Rentals, Inc.	*	5,800	389,180
WESCO International, Inc.	*	7,315	376,649

			1,574,099

Transportation Infrastructure—0.0%
Macquarie Infrastructure Corp.		6,000	444,300

Water Utilities—0.1%
American Water Works Co., Inc.		5,300	447,903
Aqua America, Inc.		12,500	445,750

			893,653

Wireless Telecommunication Services—0.2%
Sprint Corp.	*†	95,775	433,861
Telephone & Data Systems, Inc.		14,600	433,036
T-Mobile US, Inc.	*	9,600	415,392
United States Cellular Corp.	*	10,700	420,189

		Shares	Value
Vodafone Group plc (United Kingdom)		692,501	$2,111,338

			3,813,816

TOTAL COMMON STOCKS
(Cost $1,709,843,665)			1,830,594,031

MONEY MARKET FUNDS—7.3%
Institutional Money Market Funds—7.3%
Dreyfus Institutional Cash Advantage Fund, 0.39%	††¥	13,200,000	13,200,000
Fidelity Institutional Money Market: Government Portfolio—Institutional Class, 0.30%	††¥	13,200,000	13,200,000
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%		¥57,376,966	57,376,966
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%	††¥	14,173,482	14,173,483
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.43%	††¥	13,200,000	13,200,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.43%	††¥	13,200,000	13,200,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.43%	††¥	13,200,000	13,200,000

TOTAL MONEY MARKET FUNDS
(Cost $137,550,449)			137,550,449

TOTAL INVESTMENTS—104.3%
(Cost $1,847,394,114)			1,968,144,480
Other assets less liabilities—(4.3%)			(80,537,250)

NET ASSETS—100.0%			$1,887,607,230

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value
COMMON STOCKS—96.0%
Aerospace & Defense—2.5%
Boeing Co. (The)		39,900	$5,181,813
Honeywell International, Inc.		134,050	15,592,696
Northrop Grumman Corp.		5,200	1,155,856
Raytheon Co.		2,900	394,255
Rockwell Collins, Inc.		3,500	297,990
Textron, Inc.		16,100	588,616
Triumph Group, Inc.		258,060	9,161,130
United Technologies Corp.		107,410	11,014,895

			43,387,251

Air Freight & Logistics—1.9%
Expeditors International of Washington, Inc.		424,300	20,807,672
FedEx Corp.		79,000	11,990,620

			32,798,292

Airlines—0.4%
Alaska Air Group, Inc.		24,600	1,433,934
American Airlines Group, Inc.		146,100	4,136,091
Delta Air Lines, Inc.		16,400	597,452
United Continental Holdings, Inc.	*	17,700	726,408

			6,893,885

Auto Components—0.1%
Delphi Automotive plc (United Kingdom)		23,300	1,458,580
Johnson Controls, Inc.		12,800	566,528

			2,025,108

Automobiles—0.2%
Ferrari NV (Italy)	†	2,700	110,511
Tesla Motors, Inc.	*†	13,074	2,775,349

			2,885,860

Banks—5.9%
Citigroup, Inc.		469,150	19,887,268
Comerica, Inc.		410,600	16,887,978
JPMorgan Chase & Co.		423,918	26,342,265
M&T Bank Corp.		89,800	10,617,054
PNC Financial Services Group, Inc. (The)		172,500	14,039,775
Wells Fargo & Co.		328,330	15,539,859

			103,314,199

Beverages—1.3%
Coca-Cola Co. (The)		244,000	11,060,520
Constellation Brands, Inc., Class A		9,200	1,521,680
Diageo plc ADR (United Kingdom)	†	85,660	9,669,301
Molson Coors Brewing Co., Class B		6,100	616,893
Monster Beverage Corp.	*	3,200	514,272

			23,382,666

Biotechnology—2.3%
Alexion Pharmaceuticals, Inc.	*	40,600	4,740,456

		Shares	Value
Amgen, Inc.		57,730	$8,783,619
Biogen, Inc.	*	12,600	3,046,932
Celgene Corp.	*	61,300	6,046,019
Gilead Sciences, Inc.		91,700	7,649,614
Incyte Corp.	*	5,700	455,886
Regeneron Pharmaceuticals, Inc.	*	4,600	1,606,458
Vertex Pharmaceuticals, Inc.	*	91,990	7,912,980

			40,241,964

Building Products—0.6%
Fortune Brands Home & Security, Inc.		189,540	10,987,634

Capital Markets—3.5%
Ameriprise Financial, Inc.		11,800	1,060,230
Bank of New York Mellon Corp. (The)		600,450	23,327,482
BlackRock, Inc.		31,220	10,693,787
Goldman Sachs Group, Inc. (The)		41,100	6,106,638
Invesco Ltd.		349,100	8,916,014
Morgan Stanley		183,400	4,764,732
Northern Trust Corp.		6,400	424,064
State Street Corp.		28,500	1,536,720
TD Ameritrade Holding Corp.		125,600	3,576,460

			60,406,127

Chemicals—2.3%
Agrium, Inc. (Canada)	†	90,300	8,164,926
Ashland, Inc.		8,000	918,160
Dow Chemical Co. (The)		168,700	8,386,077
E.I. Du Pont de Nemours & Co.		600	38,880
Ecolab, Inc.		3,900	462,540
Potash Corp. of Saskatchewan, Inc. (Canada)	†	1,199,675	19,482,722
PPG Industries, Inc.		5,100	531,165
Sherwin-Williams Co. (The)		6,600	1,938,222

			39,922,692

Communications Equipment—1.3%
Cisco Systems, Inc.		806,350	23,134,181

Consumer Finance—1.2%
American Express Co.		232,400	14,120,624
Synchrony Financial	*	240,520	6,080,346

			20,200,970

Containers & Packaging—0.5%
Ball Corp.		2,300	166,267
International Paper Co.		206,420	8,748,080

			8,914,347

Diversified Financial Services—2.5%
Berkshire Hathaway, Inc., Class B	*	200,500	29,030,395
CME Group, Inc.		3,800	370,120
Intercontinental Exchange, Inc.		50,540	12,936,218
S&P Global, Inc.		5,400	579,204

			42,915,937

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Diversified Telecommunication Services—0.4%
Verizon Communications, Inc.		118,700	$6,628,208

Electric Utilities—1.1%
Edison International		142,350	11,056,324
Xcel Energy, Inc.		185,400	8,302,212

			19,358,536

Electrical Equipment—1.0%
Eaton Corp. plc		180,180	10,762,151
Rockwell Automation, Inc.		56,775	6,518,906

			17,281,057

Electronic Equipment, Instruments & Components—1.1%
TE Connectivity Ltd. (Switzerland)		326,650	18,654,981

Energy Equipment & Services—2.1%
Halliburton Co.		275,610	12,482,377
Schlumberger Ltd.		304,975	24,117,423

			36,599,800

Food & Staples Retailing—0.4%
Costco Wholesale Corp.		5,300	832,312
CVS Health Corp.		23,500	2,249,890
Kroger Co. (The)		3,800	139,802
Walgreens Boots Alliance, Inc.		54,600	4,546,542

			7,768,546

Food Products—3.5%
Danone SA ADR (France)		1,651,800	23,406,006
Ingredion, Inc.		87,600	11,336,316
Kraft Heinz Co. (The)		80,280	7,103,174
Mondelez International, Inc., Class A		13,900	632,589
Nestle SA ADR (Switzerland)		246,550	19,060,781

			61,538,866

Health Care Equipment & Supplies—1.5%
Becton Dickinson and Co.		22,300	3,781,857
DENTSPLY SIRONA, Inc.		2,700	167,508
Hologic, Inc.	*	700	24,220
Intuitive Surgical, Inc.	*	5,900	3,902,319
Medtronic plc (Ireland)		157,095	13,631,133
Stryker Corp.		33,000	3,954,390

			25,461,427

Health Care Providers & Services—4.1%
Aetna, Inc.		37,777	4,613,705
AmerisourceBergen Corp.		160,175	12,705,081
Anthem, Inc.		19,400	2,547,996
Cardinal Health, Inc.		16,100	1,255,961
Cigna Corp.		9,200	1,177,508
Henry Schein, Inc.	*	10,600	1,874,080
Humana, Inc.		11,900	2,140,572
McKesson Corp.		34,300	6,402,095
UnitedHealth Group, Inc.		276,050	38,978,260

			71,695,258

		Shares	Value
Hotels, Restaurants & Leisure—1.8%
Carnival Corp.		5,500	$243,100
Hilton Worldwide Holdings, Inc.		502,281	11,316,391
Las Vegas Sands Corp.		8,700	378,363
Marriott International, Inc., Class A	†	27,671	1,839,015
McDonald’s Corp.		300	36,102
MGM Resorts International	*	88,400	2,000,492
Norwegian Cruise Line Holdings Ltd.	*	269,700	10,744,848
Royal Caribbean Cruises Ltd.		31,100	2,088,365
Starbucks Corp.		52,700	3,010,224
Yum! Brands, Inc.		4,600	381,432

			32,038,332

Household Durables—0.7%
PulteGroup, Inc.		612,870	11,944,836

Industrial Conglomerates—1.6%
3M Co.		71,175	12,464,166
Danaher Corp.		136,000	13,736,000
Roper Technologies, Inc.		10,900	1,859,104

			28,059,270

Insurance—3.6%
Aon plc (United Kingdom)		2,400	262,152
Chubb Ltd. (Switzerland)		64,760	8,464,780
Marsh & McLennan Cos., Inc.		149,890	10,261,469
Principal Financial Group, Inc.		226,200	9,299,082
Progressive Corp. (The)		687,000	23,014,500
Willis Towers Watson plc (United Kingdom)		5,000	621,550
XL Group plc (Ireland)		347,900	11,588,549

			63,512,082

Internet & Catalog Retail—3.8%
Amazon.com, Inc.	*	47,900	34,278,198
Ctrip.com International Ltd. ADR (China)	*†	31,900	1,314,280
JD.com, Inc. ADR (China)	*†	8,200	174,086
Liberty Interactive Corp. QVC Group, Series A	*	429,100	10,886,267
Netflix, Inc.	*	48,000	4,391,040
Priceline Group, Inc. (The)	*	11,600	14,481,556

			65,525,427

Internet Software & Services—4.4%
Alibaba Group Holding Ltd. ADR (China)	*†	69,738	5,546,263
Alphabet, Inc., Class A	*	13,800	9,708,714
Alphabet, Inc., Class C	*	24,354	16,855,403
Baidu, Inc. ADR (China)	*	12,400	2,047,860
eBay, Inc.	*	760,775	17,809,743
Facebook, Inc., Class A	*	164,300	18,776,204
Tencent Holdings Ltd. (China)		275,500	6,319,880

			77,064,067

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value
COMMON STOCKS—(Continued)
IT Services—3.5%
Accenture plc, Class A (Ireland)		220,975	$25,034,258
Cognizant Technology Solutions Corp., Class A	*	158,700	9,083,988
Fidelity National Information Services, Inc.		5,000	368,400
Fiserv, Inc.	*	42,400	4,610,152
FleetCor Technologies, Inc.	*	1,700	243,321
MasterCard, Inc., Class A		111,200	9,792,272
PayPal Holdings, Inc.	*	32,600	1,190,226
Visa, Inc., Class A		153,000	11,348,010

			61,670,627

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.		11,900	527,884
Thermo Fisher Scientific, Inc.		41,500	6,132,040

			6,659,924

Machinery—3.1%
Caterpillar, Inc.		99,600	7,550,676
Ingersoll-Rand plc		126,700	8,068,256
PACCAR, Inc.		336,100	17,433,507
Pentair plc (United Kingdom)		8,800	512,952
Stanley Black & Decker, Inc.		172,000	19,129,840
Wabtec Corp.		14,600	1,025,358

			53,720,589

Media—5.2%
CBS Corp. (Non-Voting Shares), Class B		206,560	11,245,126
Charter Communications, Inc., Class A	*	5,803	1,326,798
Comcast Corp., Class A		458,200	29,870,058
Omnicom Group, Inc.	†	249,450	20,327,681
Thomson Reuters Corp.		178,010	7,195,164
Time Warner, Inc.		4,900	360,346
Twenty-First Century Fox, Inc., Class A		315,000	8,520,750
Twenty-First Century Fox, Inc., Class B		352,150	9,596,088
Walt Disney Co. (The)		15,600	1,525,992

			89,968,003

Multiline Retail—1.9%
Dollar General Corp.		348,350	32,744,900

Multi-Utilities—1.0%
Dominion Resources, Inc.		127,500	9,936,075
Sempra Energy		65,800	7,502,516

			17,438,591

Oil, Gas & Consumable Fuels—5.0%
Chevron Corp.		226,340	23,727,222
Devon Energy Corp.		424,850	15,400,812
EOG Resources, Inc.		146,790	12,245,222
Marathon Oil Corp.		741,070	11,123,461
Pioneer Natural Resources Co.		68,200	10,312,522

		Shares	Value
Royal Dutch Shell plc, Class B (Netherlands)		347,529	$9,601,734
Southwestern Energy Co.	*	361,970	4,553,583

			86,964,556

Personal Products—0.9%
Estee Lauder Cos., Inc. (The), Class A		4,400	400,488
Unilever plc ADR (United Kingdom)		315,425	15,112,012

			15,512,500

Pharmaceuticals—4.6%
Allergan plc	*	81,553	18,846,083
AstraZeneca plc ADR (United Kingdom)	†	266,600	8,048,654
Bristol-Myers Squibb Co.		283,600	20,858,780
Eli Lilly & Co.		31,800	2,504,250
Merck & Co., Inc.		284,330	16,380,251
Pfizer, Inc.		1,200	42,252
Roche Holding AG ADR (Switzerland)		306,950	10,114,003
Shire plc ADR		13,164	2,423,266
Zoetis, Inc.		23,600	1,120,056

			80,337,595

Professional Services—0.5%
IHS, Inc., Class A	*	3,500	404,635
Nielsen Holdings plc		162,700	8,455,519

			8,860,154

Real Estate Investment Trusts (REITs)—0.5%
American Tower Corp. REIT		71,600	8,134,476
Equinix, Inc. REIT		1,100	426,503

			8,560,979

Road & Rail—1.0%
Canadian Pacific Railway Ltd. (Canada)		19,900	2,562,921
J.B. Hunt Transport Services, Inc.		23,800	1,926,134
Kansas City Southern		14,400	1,297,296
Union Pacific Corp.		131,200	11,447,200

			17,233,551

Semiconductors & Semiconductor Equipment—2.7%
Broadcom Ltd. (Singapore)		9,500	1,476,300
Intel Corp.		554,710	18,194,488
Maxim Integrated Products, Inc.		291,970	10,420,409
NXP Semiconductors NV (Netherlands)	*	24,000	1,880,160
QUALCOMM, Inc.		286,200	15,331,734

			47,303,091

Software—3.3%
Activision Blizzard, Inc.		33,300	1,319,679
Electronic Arts, Inc.	*	26,700	2,022,792
Intuit, Inc.		2,600	290,186
Microsoft Corp.		641,150	32,807,645
Red Hat, Inc.	*	30,381	2,205,661
salesforce.com, Inc.	*	92,700	7,361,307
ServiceNow, Inc.	*	41,300	2,742,320

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Symantec Corp.		357,540	$7,343,872
Workday, Inc., Class A	*	9,900	739,233

			56,832,695

Specialty Retail—2.8%
AutoZone, Inc.	*	3,400	2,699,056
Home Depot, Inc. (The)		36,700	4,686,223
L Brands, Inc.		500	33,565
Lowe’s Cos., Inc.		82,000	6,491,940
O’Reilly Automotive, Inc.	*	18,100	4,906,910
Ross Stores, Inc.		344,650	19,538,208
Signet Jewelers Ltd.		100,900	8,315,169
Tractor Supply Co.		26,500	2,416,270

			49,087,341

Technology Hardware, Storage & Peripherals—0.2%
Apple, Inc.		35,600	3,403,360

Textiles, Apparel & Luxury Goods—0.9%
Coach, Inc.		6,100	248,514
Hanesbrands, Inc.		79,900	2,007,887
NIKE, Inc., Class B		38,500	2,125,200
PVH Corp.		111,250	10,483,088

			14,864,689

Tobacco—0.9%
British American Tobacco plc ADR (United Kingdom)		105,300	13,634,244
Philip Morris International, Inc.		15,100	1,535,972

			15,170,216

TOTAL COMMON STOCKS
(Cost $1,389,806,702)			1,670,875,167

MONEY MARKET FUNDS—7.4%
Institutional Money Market Funds—7.4%
Dreyfus Institutional Cash Advantage Fund, 0.39%	††¥	9,300,000	9,300,000
Fidelity Institutional Money Market: Government Portfolio—Institutional Class, 0.30%	††¥	9,300,000	9,300,000
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%		¥73,271,469	73,271,469
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%	††¥	9,725,337	9,725,337

		Shares	Value
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.43%	††¥	9,300,000	$9,300,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.43%	††¥	9,300,000	9,300,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.43%	††¥	9,300,000	9,300,000

TOTAL MONEY MARKET FUNDS
(Cost $129,496,806)			129,496,806

TOTAL INVESTMENTS—103.4%
(Cost $1,519,303,508)			1,800,371,973
Other assets less liabilities—(3.4%)			(59,089,602)

NET ASSETS—100.0%			$1,741,282,371

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Growth Fund		Shares	Value
COMMON STOCKS—96.2%
Aerospace & Defense—2.2%
Boeing Co. (The)		42,800	$5,558,436
Honeywell International, Inc.		191,815	22,311,921
Lockheed Martin Corp.		70,235	17,430,220
Northrop Grumman Corp.		5,600	1,244,768
Raytheon Co.		3,500	475,825
Rockwell Collins, Inc.		3,800	323,532
Textron, Inc.		17,900	654,424

			47,999,126

Air Freight & Logistics—0.8%
FedEx Corp.		54,487	8,270,037
United Parcel Service, Inc., Class B		96,000	10,341,120

			18,611,157

Airlines—1.5%
Alaska Air Group, Inc.		26,400	1,538,856
American Airlines Group, Inc.		153,600	4,348,416
Delta Air Lines, Inc.		346,738	12,631,665
Southwest Airlines Co.		62,965	2,468,858
United Continental Holdings, Inc.	*	291,444	11,960,862

			32,948,657

Auto Components—0.4%
Delphi Automotive plc (United Kingdom)		117,455	7,352,683
Johnson Controls, Inc.		13,900	615,214

			7,967,897

Automobiles—0.5%
Ferrari NV (Italy)	†	3,600	147,348
Ford Motor Co.		404,400	5,083,308
Tesla Motors, Inc.	*†	26,870	5,703,964

			10,934,620

Banks—0.2%
Bank of America Corp.		195,005	2,587,716
Citigroup, Inc.		9,400	398,466
JPMorgan Chase & Co.		10,900	677,326

			3,663,508

Beverages—2.2%
Constellation Brands, Inc., Class A		169,035	27,958,389
Molson Coors Brewing Co., Class B		92,740	9,378,796
Monster Beverage Corp.	*	3,400	546,414
PepsiCo, Inc.		107,620	11,401,263

			49,284,862

Biotechnology—3.8%
ACADIA Pharmaceuticals, Inc.	*†	56,555	1,835,775
Alexion Pharmaceuticals, Inc.	*	42,700	4,985,652
Biogen, Inc.	*	67,475	16,316,804
BioMarin Pharmaceutical, Inc.	*	35,815	2,786,407

		Shares	Value
Celgene Corp.	*	287,628	$28,368,750
Gilead Sciences, Inc.		215,664	17,990,691
Incyte Corp.	*	25,070	2,005,099
Regeneron Pharmaceuticals, Inc.	*	5,000	1,746,150
Vertex Pharmaceuticals, Inc.	*	95,215	8,190,394

			84,225,722

Building Products—0.4%
Masco Corp.		313,980	9,714,541

Capital Markets—1.3%
Ameriprise Financial, Inc.		13,000	1,168,050
Bank of New York Mellon Corp. (The)		30,000	1,165,500
BlackRock, Inc.		2,500	856,325
Blackstone Group LP (The)		164,715	4,042,106
Charles Schwab Corp. (The)		324,356	8,209,450
Morgan Stanley		292,540	7,600,189
Northern Trust Corp.		6,900	457,194
State Street Corp.		31,800	1,714,656
TD Ameritrade Holding Corp.		137,500	3,915,313

			29,128,783

Chemicals—2.5%
Air Products & Chemicals, Inc.		19,790	2,810,971
Ashland, Inc.		9,100	1,044,407
Celanese Corp., Series A		194,742	12,745,864
Dow Chemical Co. (The)		329,463	16,377,606
E.I. Du Pont de Nemours & Co.		700	45,360
Ecolab, Inc.		4,200	498,120
Monsanto Co.		10,595	1,095,629
PPG Industries, Inc.		151,952	15,825,801
Sherwin-Williams Co. (The)		16,200	4,757,454

			55,201,212

Commercial Services & Supplies—0.3%
Stericycle, Inc.	*	31,045	3,232,405
Tyco International plc		58,540	2,493,804

			5,726,209

Communications Equipment—0.6%
Palo Alto Networks, Inc.	*	110,820	13,590,965

Consumer Finance—0.8%
Capital One Financial Corp.		116,118	7,374,654
Synchrony Financial	*	391,240	9,890,547

			17,265,201

Containers & Packaging—0.1%
Ball Corp.		34,105	2,465,450

Diversified Consumer Services—0.1%
ServiceMaster Global Holdings, Inc.	*	82,955	3,301,609

Diversified Financial Services—1.1%
CME Group, Inc.		110,238	10,737,181
Intercontinental Exchange, Inc.		20,960	5,364,922

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Growth Fund		Shares	Value
COMMON STOCKS—(Continued)
S&P Global, Inc.		73,573	$7,891,440

			23,993,543

Diversified Telecommunication Services—0.5%
AT&T, Inc.		87,040	3,760,998
Level 3 Communications, Inc.	*	69,245	3,565,425
Verizon Communications, Inc.		71,170	3,974,133

			11,300,556

Energy Equipment & Services—0.5%
Halliburton Co.		208,015	9,421,000
Weatherford International plc (Switzerland)	*	168,855	937,145

			10,358,145

Food & Staples Retailing—1.7%
Costco Wholesale Corp.		92,032	14,452,705
CVS Health Corp.		71,445	6,840,144
Kroger Co. (The)		318,820	11,729,388
Walgreens Boots Alliance, Inc.		58,900	4,904,603

			37,926,840

Food Products—1.2%
Kellogg Co.		117,900	9,626,535
Kraft Heinz Co. (The)		84,300	7,458,864
Mondelez International, Inc., Class A		205,888	9,369,963

			26,455,362

Health Care Equipment & Supplies—4.9%
Baxter International, Inc.		150,993	6,827,903
Becton Dickinson and Co.		24,300	4,121,037
Boston Scientific Corp.	*	372,950	8,715,842
Cooper Cos., Inc. (The)		64,816	11,120,481
DENTSPLY SIRONA, Inc.		2,900	179,916
DexCom, Inc.	*	141,582	11,231,700
Edwards Lifesciences Corp.	*	214,894	21,431,379
Hologic, Inc.	*	800	27,680
Intuitive Surgical, Inc.	*	23,795	15,738,251
Medtronic plc (Ireland)		50,795	4,407,482
STERIS plc (United Kingdom)		240,514	16,535,338
Stryker Corp.		58,370	6,994,477

			107,331,486

Health Care Providers & Services—2.4%
Acadia Healthcare Co., Inc.	*†	12,025	666,185
Aetna, Inc.		67,954	8,299,222
Anthem, Inc.		20,800	2,731,872
Cardinal Health, Inc.		17,600	1,372,976
Cigna Corp.		9,800	1,254,302
HCA Holdings, Inc.	*	33,215	2,557,887
Henry Schein, Inc.	*	11,300	1,997,840
Humana, Inc.		20,220	3,637,174
McKesson Corp.		37,300	6,962,045
UnitedHealth Group, Inc.		161,180	22,758,616

			52,238,119

		Shares	Value
Hotels, Restaurants & Leisure—4.0%
Carnival Corp.		5,900	$260,780
Hilton Worldwide Holdings, Inc.		154,000	3,469,620
Las Vegas Sands Corp.		9,300	404,457
Marriott International, Inc., Class A	†	180,500	11,996,030
McDonald’s Corp.		67,302	8,099,123
MGM Resorts International	*	95,200	2,154,376
Norwegian Cruise Line Holdings Ltd.	*	124,735	4,969,442
Panera Bread Co., Class A	*†	26,879	5,696,735
Royal Caribbean Cruises Ltd.		192,551	12,929,800
Six Flags Entertainment Corp.		47,300	2,741,035
Starbucks Corp.		502,872	28,724,048
Wynn Resorts Ltd.	†	64,398	5,837,035
Yum! Brands, Inc.		5,000	414,600

			87,697,081

Household Durables—1.3%
Newell Brands, Inc.		608,785	29,568,688

Household Products—0.4%
Procter & Gamble Co. (The)		100,800	8,534,736

Industrial Conglomerates—1.8%
3M Co.		8,660	1,516,539
Danaher Corp.		316,380	31,954,380
General Electric Co.		121,717	3,831,651
Roper Technologies, Inc.		10,900	1,859,104

			39,161,674

Insurance—0.2%
Aon plc (United Kingdom)		2,600	283,998
Chubb Ltd. (Switzerland)		5,000	653,550
Marsh & McLennan Cos., Inc.		29,900	2,046,954
Willis Towers Watson plc (United Kingdom)		5,300	658,843

			3,643,345

Internet & Catalog Retail—6.0%
Amazon.com, Inc.	*	135,706	97,113,928
Ctrip.com International Ltd. ADR (China)	*†	35,300	1,454,360
JD.com, Inc. ADR (China)	*†	8,900	188,947
Netflix, Inc.	*	63,030	5,765,984
Priceline Group, Inc. (The)	*	22,381	27,940,664

			132,463,883

Internet Software & Services—10.5%
Alibaba Group Holding Ltd. ADR (China)	*†	77,040	6,126,991
Alphabet, Inc., Class A	*	71,422	50,247,520
Alphabet, Inc., Class C	*	101,329	70,129,801
Baidu, Inc. ADR (China)	*	13,300	2,196,495
comScore, Inc.	*	22,905	546,971
Facebook, Inc., Class A	*	758,838	86,720,007

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Growth Fund		Shares	Value
COMMON STOCKS—(Continued)
Tencent Holdings Ltd. (China)		294,900	$6,764,910
Yahoo!, Inc.	*	225,515	8,470,343

			231,203,038

IT Services—6.8%
Accenture plc, Class A (Ireland)		45,800	5,188,682
Cognizant Technology Solutions Corp., Class A	*	120,936	6,922,377
Fidelity National Information Services, Inc.		5,400	397,872
Fiserv, Inc.	*	45,000	4,892,850
FleetCor Technologies, Inc.	*	91,348	13,074,639
MasterCard, Inc., Class A		453,859	39,966,824
PayPal Holdings, Inc.	*	235,867	8,611,504
Sabre Corp.		109,555	2,934,978
Visa, Inc., Class A		935,746	69,404,281

			151,394,007

Life Sciences Tools & Services—1.7%
Agilent Technologies, Inc.		13,000	576,680
Thermo Fisher Scientific, Inc.		253,994	37,530,153

			38,106,833

Machinery—0.1%
Pentair plc (United Kingdom)		8,400	489,636
WABCO Holdings, Inc.	*	9,110	834,203
Wabtec Corp.		13,800	969,174

			2,293,013

Media—2.6%
CBS Corp. (Non-Voting Shares), Class B		174,160	9,481,270
Charter Communications, Inc., Class A	*	87,278	19,955,242
Comcast Corp., Class A		180,050	11,737,460
Time Warner, Inc.		31,280	2,300,331
Twenty-First Century Fox, Inc., Class A		489,730	13,247,197
Walt Disney Co. (The)		15,600	1,525,992

			58,247,492

Metals & Mining—0.3%
Nucor Corp.		127,200	6,284,952

Multiline Retail—1.7%
Dollar General Corp.		39,520	3,714,880
Dollar Tree, Inc.	*	260,127	24,514,369
Target Corp.		120,821	8,435,722

			36,664,971

Oil, Gas & Consumable Fuels—0.6%
Anadarko Petroleum Corp.		54,385	2,896,001
EOG Resources, Inc.		17,475	1,457,764
Pioneer Natural Resources Co.		45,248	6,841,950
TOTAL SA ADR (France)		37,665	1,811,687

			13,007,402

		Shares	Value
Personal Products—0.0%
Estee Lauder Cos., Inc. (The), Class A		4,800	$436,896

Pharmaceuticals—6.1%
Allergan plc	*	93,910	21,701,662
Bristol-Myers Squibb Co.		857,867	63,096,118
Eli Lilly & Co.		177,153	13,950,799
Jazz Pharmaceuticals plc (Ireland)	*	117,328	16,579,619
Pfizer, Inc.		1,300	45,773
Shire plc ADR		14,082	2,592,288
Teva Pharmaceutical Industries Ltd. ADR (Israel)		293,047	14,719,751
Zoetis, Inc.		25,300	1,200,738

			133,886,748

Professional Services—0.9%
Equifax, Inc.		40,231	5,165,660
IHS, Inc., Class A	*	4,100	474,001
Nielsen Holdings plc		226,153	11,753,172
Verisk Analytics, Inc.	*	41,580	3,371,306

			20,764,139

Real Estate Investment Trusts (REITs)—1.2%
American Tower Corp. REIT		77,100	8,759,331
Blackstone Mortgage Trust, Inc., Class A REIT		142,780	3,950,722
Crown Castle International Corp. REIT		34,720	3,521,650
Equinix, Inc. REIT		27,034	10,481,893

			26,713,596

Road & Rail—1.0%
Canadian Pacific Railway Ltd. (Canada)		21,300	2,743,227
J.B. Hunt Transport Services, Inc.		25,600	2,071,808
Kansas City Southern		16,100	1,450,449
Union Pacific Corp.		181,470	15,833,258

			22,098,742

Semiconductors & Semiconductor Equipment—3.1%
ASML Holding NV NYRS (Netherlands)		25,945	2,574,003
Broadcom Ltd. (Singapore)		184,452	28,663,841
Lam Research Corp.	†	209,295	17,593,338
Micron Technology, Inc.	*	283,400	3,899,584
Microsemi Corp.	*	42,430	1,386,612
NXP Semiconductors NV (Netherlands)	*	178,641	13,994,736

			68,112,114

Software—7.2%
Activision Blizzard, Inc.		433,788	17,191,018
Adobe Systems, Inc.	*	57,315	5,490,204
Electronic Arts, Inc.	*	95,140	7,207,806
Intuit, Inc.		2,800	312,508
Microsoft Corp.		1,437,238	73,543,469
Red Hat, Inc.	*	32,500	2,359,500
salesforce.com, Inc.	*	440,751	35,000,037

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Growth Fund		Shares	Value
COMMON STOCKS—(Continued)
ServiceNow, Inc.	*	252,892	$16,792,029
Workday, Inc., Class A	*	11,200	836,304

			158,732,875

Specialty Retail—4.3%
AutoZone, Inc.	*	3,700	2,937,208
Home Depot, Inc. (The)		178,565	22,800,965
L Brands, Inc.		500	33,565
Lowe’s Cos., Inc.		113,655	8,998,067
O’Reilly Automotive, Inc.	*	19,100	5,178,010
Ross Stores, Inc.		44,900	2,545,381
Signet Jewelers Ltd.		30,325	2,499,083
TJX Cos., Inc. (The)		371,091	28,659,358
Tractor Supply Co.		28,300	2,580,394
Ulta Salon Cosmetics & Fragrance, Inc.	*	78,933	19,231,236

			95,463,267

Technology Hardware, Storage & Peripherals—3.4%
Apple, Inc.		762,877	72,931,041
Western Digital Corp.		31,785	1,502,159

			74,433,200

Textiles, Apparel & Luxury Goods—0.6%
Coach, Inc.		79,282	3,229,949
Hanesbrands, Inc.		127,350	3,200,305
NIKE, Inc., Class B		41,200	2,274,240
PVH Corp.		8,835	832,522
Under Armour, Inc., Class A	*†	111,031	4,455,674

			13,992,690

Tobacco—0.2%
Philip Morris International, Inc.		53,280	5,419,642

Trading Companies & Distributors—0.2%
HD Supply Holdings, Inc.	*	153,860	5,357,405

TOTAL COMMON STOCKS
(Cost $1,903,502,759)			2,125,315,999

MONEY MARKET FUNDS—6.9%
Institutional Money Market Funds—6.9%
Dreyfus Institutional Cash Advantage Fund, 0.39%	††¥	9,000,000	9,000,000
Fidelity Institutional Money Market: Government Portfolio—Institutional Class, 0.30%	††¥	9,000,000	9,000,000
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%		¥96,579,244	96,579,244

		Shares	Value
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%	††¥	10,210,313	$10,210,313
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.43%	††¥	9,000,000	9,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.43%	††¥	9,000,000	9,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.43%	††¥	9,000,000	9,000,000

TOTAL MONEY MARKET FUNDS
(Cost $151,789,557)			151,789,557

TOTAL INVESTMENTS—103.1%
(Cost $2,055,292,316)			2,277,105,556
Other assets less liabilities—(3.1%)			(68,858,685)

NET ASSETS—100.0%			$2,208,246,871

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Select Value Fund		Shares	Value
COMMON STOCKS—95.9%
Aerospace & Defense—3.7%
B/E Aerospace, Inc.		66,555	$3,073,177
General Dynamics Corp.		28,200	3,926,568
Raytheon Co.		20,710	2,815,525
TransDigm Group, Inc.	*	16,167	4,263,076

			14,078,346

Airlines—0.8%
Delta Air Lines, Inc.		86,175	3,139,355

Auto Components—1.6%
Dana Holding Corp.		211,300	2,231,328
Delphi Automotive plc (United Kingdom)		33,200	2,078,320
Visteon Corp.		25,545	1,681,116

			5,990,764

Banks—5.0%
CIT Group, Inc.		123,700	3,947,267
Cullen/Frost Bankers, Inc.	†	44,900	2,861,477
Fifth Third Bancorp		143,900	2,531,201
M&T Bank Corp.		30,600	3,617,838
PacWest Bancorp		68,578	2,728,033
Regions Financial Corp.		286,969	2,442,106
TCF Financial Corp.		72,402	915,885

			19,043,807

Beverages—1.1%
Molson Coors Brewing Co., Class B		42,192	4,266,877

Biotechnology—0.6%
Halozyme Therapeutics, Inc.	*†	67,215	580,065
Intrexon Corp.	*†	33,595	826,773
Myriad Genetics, Inc.	*†	27,005	826,353

			2,233,191

Building Products—1.3%
Armstrong World Industries, Inc.	*	32,665	1,278,834
Masco Corp.		57,320	1,773,481
Owens Corning, Inc.		39,440	2,031,949

			5,084,264

Capital Markets—0.8%
Northern Trust Corp.		43,833	2,904,375

Chemicals—6.2%
Air Products & Chemicals, Inc.		11,715	1,663,999
Albemarle Corp.		21,085	1,672,251
Ashland, Inc.		34,000	3,902,180
Axalta Coating Systems Ltd.	*	120,755	3,203,630
Eastman Chemical Co.		80,832	5,488,493
GCP Applied Technologies, Inc.	*	55,390	1,442,356
LyondellBasell Industries NV, Class A		33,485	2,491,954
Olin Corp.		43,305	1,075,696
W.R. Grace & Co.		37,235	2,725,974

			23,666,533

		Shares	Value
Commercial Services & Supplies—4.1%
Pitney Bowes, Inc.		267,895	$4,768,531
Republic Services, Inc.		133,445	6,847,063
Steelcase, Inc., Class A		85,200	1,156,164
Stericycle, Inc.	*	29,930	3,116,312

			15,888,070

Communications Equipment—1.7%
ARRIS International plc	*	122,126	2,559,761
Harris Corp.		48,149	4,017,553

			6,577,314

Construction & Engineering—1.6%
EMCOR Group, Inc.		60,205	2,965,698
Jacobs Engineering Group, Inc.	*	67,764	3,375,325

			6,341,023

Construction Materials—1.0%
Eagle Materials, Inc.		48,628	3,751,650

Consumer Finance—1.3%
Ally Financial, Inc.	*	301,562	5,147,663

Containers & Packaging—4.4%
Graphic Packaging Holding Co.		220,365	2,763,377
Owens-Illinois, Inc.	*	145,200	2,615,052
Packaging Corp. of America		111,255	7,446,297
Sealed Air Corp.		88,685	4,076,850

			16,901,576

Diversified Consumer Services—0.2%
Service Corp. International		33,605	908,679

Diversified Financial Services—0.8%
S&P Global, Inc.		27,470	2,946,432

Electric Utilities—3.0%
American Electric Power Co., Inc.		47,941	3,360,185
Great Plains Energy, Inc.		116,200	3,532,480
Pinnacle West Capital Corp.		56,600	4,587,996

			11,480,661

Electronic Equipment, Instruments & Components—0.7%
Flextronics International Ltd.	*	49,205	580,619
Keysight Technologies, Inc.	*	77,400	2,251,566

			2,832,185

Energy Equipment & Services—2.6%
Baker Hughes, Inc.		39,920	1,801,590
FMC Technologies, Inc.	*	52,500	1,400,175
National Oilwell Varco, Inc.		52,170	1,755,520
Patterson-UTI Energy, Inc.		114,216	2,435,085
SEACOR Holdings, Inc.	*†	16,700	967,765
Weatherford International plc (Switzerland)	*	308,200	1,710,510

			10,070,645

Food Products—2.7%
Pinnacle Foods, Inc.		35,880	1,660,885

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Select Value Fund		Shares	Value
COMMON STOCKS—(Continued)
TreeHouse Foods, Inc.	*	46,276	$4,750,232
Tyson Foods, Inc., Class A		60,160	4,018,086

			10,429,203

Gas Utilities—0.7%
UGI Corp.		57,150	2,586,037

Health Care Equipment & Supplies—2.5%
Alere, Inc.	*	28,100	1,171,208
STERIS plc (United Kingdom)		59,915	4,119,156
Zimmer Biomet Holdings, Inc.		35,400	4,261,452

			9,551,816

Health Care Providers & Services—4.0%
Humana, Inc.		11,528	2,073,657
MEDNAX, Inc.	*	45,000	3,259,350
Patterson Cos., Inc.		59,326	2,841,122
Universal Health Services, Inc., Class B		34,700	4,653,270
WellCare Health Plans, Inc.	*	24,511	2,629,540

			15,456,939

Health Care Technology—0.3%
Allscripts Healthcare Solutions, Inc.	*	84,040	1,067,308

Hotels, Restaurants & Leisure—3.1%
Royal Caribbean Cruises Ltd.		31,100	2,088,365
Wendy’s Co. (The)		189,207	1,820,172
Wyndham Worldwide Corp.		115,210	8,206,408

			12,114,945

Household Durables—1.5%
D.R. Horton, Inc.		90,700	2,855,236
Harman International Industries, Inc.		20,550	1,475,901
Newell Brands, Inc.		32,760	1,591,153

			5,922,290

Household Products—0.4%
Church & Dwight Co., Inc.		15,275	1,571,645

Insurance—9.0%
Allstate Corp. (The)		112,328	7,857,344
Arch Capital Group Ltd. (Bermuda)	*	23,127	1,665,144
Brown & Brown, Inc.		105,141	3,939,633
Endurance Specialty Holdings Ltd. (Bermuda)		41,700	2,800,572
FNF Group		190,254	7,134,525
Loews Corp.		104,485	4,293,289
ProAssurance Corp.		43,915	2,351,648
Validus Holdings Ltd. (Bermuda)		29,846	1,450,217
Willis Towers Watson plc (United Kingdom)		25,043	3,113,095

			34,605,467

Internet Software & Services—1.4%
eBay, Inc.	*	98,105	2,296,638
Yahoo!, Inc.	*	82,345	3,092,878

			5,389,516

		Shares	Value
IT Services—3.5%
Amdocs Ltd.		44,640	$2,576,621
Computer Sciences Corp.		25,567	1,269,401
Convergys Corp.		41,055	1,026,375
CSRA, Inc.		40,267	943,456
DST Systems, Inc.		18,360	2,137,655
Fidelity National Information Services, Inc.		74,085	5,458,583

			13,412,091

Leisure Products—0.7%
Brunswick Corp.		55,719	2,525,185
Vista Outdoor, Inc.	*	5,190	247,719

			2,772,904

Machinery—0.6%
Dover Corp.		36,000	2,495,520

Marine—0.6%
Kirby Corp.	*	35,382	2,207,483

Media—1.1%
Sirius XM Holdings, Inc.	*†	552,025	2,180,499
Tribune Media Co., Class A		49,978	1,958,138

			4,138,637

Multiline Retail—0.9%
Kohl’s Corp.		94,606	3,587,460

Multi-Utilities—1.1%
Ameren Corp.		78,000	4,179,240

Oil, Gas & Consumable Fuels—4.8%
Anadarko Petroleum Corp.		42,489	2,262,539
Cimarex Energy Co.		21,317	2,543,545
EQT Corp.		33,200	2,570,676
Hess Corp.		51,393	3,088,719
Murphy Oil Corp.	†	105,125	3,337,719
Phillips 66		31,040	2,462,714
Plains GP Holdings LP, Class A		76,780	800,815
SemGroup Corp., Class A		37,820	1,231,419

			18,298,146

Pharmaceuticals—0.2%
Innoviva, Inc.	†	88,740	934,432

Real Estate Investment Trusts (REITs)—3.6%
American Campus Communities, Inc. REIT		52,462	2,773,666
AvalonBay Communities, Inc. REIT		13,900	2,507,421
CBL & Associates Properties, Inc. REIT		164,800	1,534,288
EPR Properties REIT		23,600	1,904,048
Lamar Advertising Co., Class A REIT		47,224	3,130,951
MFA Financial, Inc. REIT		263,500	1,915,645

			13,766,019

Real Estate Management & Development—0.6%
CBRE Group, Inc., Class A	*	91,380	2,419,742

Road & Rail—1.3%
Hertz Global Holdings, Inc.	*	124,760	1,381,093
Ryder System, Inc.		28,550	1,745,547
Werner Enterprises, Inc.	†	75,367	1,731,180

			4,857,820

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Select Value Fund		Shares	Value
COMMON STOCKS—(Continued)
Semiconductors & Semiconductor Equipment—1.2%
Lam Research Corp.	†	16,242	$1,365,303
Marvell Technology Group Ltd. (Bermuda)		354,000	3,373,620

			4,738,923

Software—1.8%
Autodesk, Inc.	*	20,695	1,120,427
CDK Global, Inc.		21,395	1,187,209
Check Point Software Technologies Ltd. (Israel)	*	39,260	3,128,237
Synopsys, Inc.	*	29,306	1,584,868

			7,020,741

Specialty Retail—1.9%
CST Brands, Inc.		58,095	2,502,733
Foot Locker, Inc.		31,320	1,718,215
Lowe’s Cos., Inc.		36,970	2,926,915

			7,147,863

Technology Hardware, Storage & Peripherals—1.8%
Hewlett Packard Enterprise Co.		212,100	3,875,067
Lexmark International, Inc., Class A		9,890	373,347
NCR Corp.	*	36,150	1,003,886
Western Digital Corp.		36,937	1,745,643

			6,997,943

Textiles, Apparel & Luxury Goods—0.3%
Hanesbrands, Inc.		44,100	1,108,233

Trading Companies & Distributors—0.3%
HD Supply Holdings, Inc.	*	30,585	1,064,970

Transportation Infrastructure—0.6%
Macquarie Infrastructure Corp.		31,735	2,349,977

Water Utilities—0.9%
American Water Works Co., Inc.		39,683	3,353,610

TOTAL COMMON STOCKS
(Cost $337,981,763)			368,800,330

MONEY MARKET FUNDS—7.3%
Institutional Money Market Funds—7.3%
Dreyfus Institutional Cash Advantage Fund, 0.39%	††¥	2,100,000	2,100,000
Fidelity Institutional Money Market: Government Portfolio—Institutional Class, 0.30%	††¥	2,100,000	2,100,000
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%		¥15,263,134	15,263,134

		Shares	Value
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%	††¥	2,222,477	$2,222,477
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.43%	††¥	2,100,000	2,100,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.43%	††¥	2,100,000	2,100,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.43%	††¥	2,100,000	2,100,000

TOTAL MONEY MARKET FUNDS
(Cost $27,985,611)			27,985,611

TOTAL INVESTMENTS—103.2%
(Cost $365,967,374)			396,785,941
Other assets less liabilities—(3.2%)			(12,343,656)

NET ASSETS—100.0%			$384,442,285

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—96.8%
Aerospace & Defense—3.4%
B/E Aerospace, Inc.		12,897	$595,519
BWX Technologies, Inc.		17,000	608,090
HEICO Corp.		9,700	648,057
HEICO Corp., Class A		12,200	654,530
Hexcel Corp.		89,200	3,714,288
Huntington Ingalls Industries, Inc.		3,900	655,317
L-3 Communications Holdings, Inc.		35,200	5,163,488
Orbital ATK, Inc.		34,400	2,928,816
Rockwell Collins, Inc.		45,746	3,894,815
Spirit AeroSystems Holdings, Inc., Class A	*	14,071	605,053
Textron, Inc.		16,700	610,552
TransDigm Group, Inc.	*	13,344	3,518,679
United Technologies Corp.		91,200	9,352,560

			32,949,764

Air Freight & Logistics—1.3%
C.H. Robinson Worldwide, Inc.		8,922	662,458
Expeditors International of Washington, Inc.		13,069	640,904
FedEx Corp.		75,390	11,442,694

			12,746,056

Airlines—0.8%
Alaska Air Group, Inc.		10,816	630,465
JetBlue Airways Corp.	*	39,300	650,808
Ryanair Holdings plc ADR (Ireland)		47,450	3,299,673
Spirit Airlines, Inc.	*	81,300	3,647,931

			8,228,877

Auto Components—0.5%
BorgWarner, Inc.		20,076	592,643
Delphi Automotive plc (United Kingdom)		9,900	619,740
Gentex Corp.		39,304	607,247
Gentherm, Inc.	*	57,468	1,968,279
Lear Corp.		5,835	593,770
Visteon Corp.		8,800	579,128

			4,960,807

Automobiles—0.1%
Harley-Davidson, Inc.	†	13,684	619,885
Thor Industries, Inc.		9,618	622,670

			1,242,555

Banks—0.6%
Citizens Financial Group, Inc.		30,700	613,386
First Republic Bank/California		8,900	622,911
Signature Bank/New York	*	4,901	612,233
SVB Financial Group	*	34,535	3,286,351
Western Alliance Bancorp	*	19,300	630,145

			5,765,026

		Shares	Value
Beverages—0.8%
Brown-Forman Corp., Class A	†	6,100	$658,983
Brown-Forman Corp., Class B		31,342	3,126,678
Constellation Brands, Inc., Class A		21,700	3,589,180
Dr. Pepper Snapple Group, Inc.		6,876	664,428
Monster Beverage Corp.	*	200	32,142

			8,071,411

Biotechnology—2.3%
ACADIA Pharmaceuticals, Inc.	*†	19,100	619,986
Agios Pharmaceuticals, Inc.	*†	13,900	582,341
Alkermes plc (Ireland)	*	14,615	631,660
Alnylam Pharmaceuticals, Inc.	*	31,384	1,741,498
BioMarin Pharmaceutical, Inc.	*	7,665	596,337
Bluebird Bio, Inc.	*†	19,500	844,155
Incyte Corp.	*	8,242	659,195
Intercept Pharmaceuticals, Inc.	*†	4,185	597,116
Intrexon Corp.	*†	25,400	625,094
Ionis Pharmaceuticals, Inc.	*†	27,100	631,159
Juno Therapeutics, Inc.	*†	15,500	595,820
Ligand Pharmaceuticals, Inc.	*†	22,552	2,689,777
Medivation, Inc.	*	84,758	5,110,907
Neurocrine Biosciences, Inc.	*	14,400	654,480
Ophthotech Corp.	*	13,400	683,802
OPKO Health, Inc.	*†	65,600	612,704
Prothena Corp. plc (Ireland)	*	17,667	617,638
Seattle Genetics, Inc.	*†	16,500	666,765
Ultragenyx Pharmaceutical, Inc.	*†	12,600	616,266
United Therapeutics Corp.	*	6,106	646,748
Vertex Pharmaceuticals, Inc.	*	29,900	2,571,998

			22,995,446

Building Products—1.6%
A.O. Smith Corp.		58,585	5,161,924
Allegion plc (Ireland)		85,989	5,970,216
Fortune Brands Home & Security, Inc.		11,307	655,467
Lennox International, Inc.		4,317	615,604
Masco Corp.		20,358	629,877
Masonite International Corp.	*	45,900	3,035,826

			16,068,914

Capital Markets—2.7%
Affiliated Managers Group, Inc.	*	4,345	611,646
Ameriprise Financial, Inc.		6,740	605,589
Apollo Global Management LLC, Class A		202,700	3,070,905

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Artisan Partners Asset Management, Inc., Class A		21,255	$588,338
Eaton Vance Corp.		17,810	629,405
Evercore Partners, Inc., Class A		57,600	2,545,344
Federated Investors, Inc., Class B		21,671	623,691
Franklin Resources, Inc.		196,100	6,543,857
Interactive Brokers Group, Inc., Class A		17,000	601,800
Invesco Ltd.		23,965	612,066
Lazard Ltd., Class A (Bermuda)		19,675	585,922
LPL Financial Holdings, Inc.	†	26,733	602,295
NorthStar Asset Management Group, Inc.		58,314	595,386
Raymond James Financial, Inc.		36,200	1,784,660
SEI Investments Co.		98,811	4,753,797
T. Rowe Price Group, Inc.		8,691	634,182
TD Ameritrade Holding Corp.		21,800	620,755

			26,009,638

Chemicals—2.5%
Axalta Coating Systems Ltd.	*	22,800	604,884
Celanese Corp., Series A		9,326	610,387
E.I. Du Pont de Nemours & Co.		120,400	7,801,920
Ecolab, Inc.		34,600	4,103,560
FMC Corp.		13,577	628,751
International Flavors & Fragrances, Inc.		28,286	3,566,016
NewMarket Corp.		1,549	641,875
RPM International, Inc.		91,154	4,553,142
Scotts Miracle-Gro Co. (The), Class A		9,287	649,254
Valspar Corp. (The)		5,941	641,806
W.R. Grace & Co.		8,090	592,269

			24,393,864

Commercial Services & Supplies—2.0%
Cintas Corp.		6,502	638,041
Clean Harbors, Inc.	*	11,943	622,350
Copart, Inc.	*	86,909	4,259,410
Covanta Holding Corp.	†	38,045	625,840
KAR Auction Services, Inc.		154,416	6,445,324
Pitney Bowes, Inc.		35,165	625,937
R.R. Donnelley & Sons Co.		38,180	646,006
Rollins, Inc.		22,674	663,668
Stericycle, Inc.	*	6,153	640,650
Tyco International plc		14,520	618,552
Waste Connections, Inc. (Canada)		48,400	3,487,220

			19,272,998

Communications Equipment—1.4%
Arista Networks, Inc.	*†	9,200	592,296

		Shares	Value
ARRIS International plc	*	28,050	$587,928
CommScope Holding Co., Inc.	*	19,905	617,652
F5 Networks, Inc.	*	5,490	624,981
Harris Corp.		34,400	2,870,336
Motorola Solutions, Inc.		9,445	623,087
Palo Alto Networks, Inc.	*	5,078	622,766
ViaSat, Inc.	*†	95,500	6,818,700

			13,357,746

Construction & Engineering—0.1%
Quanta Services, Inc.	*	26,000	601,120
Valmont Industries, Inc.		4,735	640,503

			1,241,623

Construction Materials—1.7%
Eagle Materials, Inc.		8,345	643,817
LafargeHolcim Ltd. ADR (Switzerland)	*	789,882	6,575,767
Martin Marietta Materials, Inc.		24,165	4,639,680
Vulcan Materials Co.		36,200	4,357,032

			16,216,296

Consumer Finance—0.1%
Credit Acceptance Corp.	*†	3,600	666,288

Containers & Packaging—1.0%
AptarGroup, Inc.		7,957	629,637
Avery Dennison Corp.		8,100	605,475
Ball Corp.		8,734	631,381
Bemis Co., Inc.		12,400	638,476
Berry Plastics Group, Inc.	*	16,700	648,795
Crown Holdings, Inc.	*	11,852	600,541
Graphic Packaging Holding Co.		49,000	614,460
Owens-Illinois, Inc.	*	34,173	615,456
Packaging Corp. of America		9,689	648,485
Sealed Air Corp.		85,979	3,952,455
Silgan Holdings, Inc.		12,273	631,568

			10,216,729

Distributors—0.8%
Genuine Parts Co.		6,485	656,606
LKQ Corp.	*	19,254	610,352
Pool Corp.		68,900	6,478,667

			7,745,625

Diversified Consumer Services—2.0%
Bright Horizons Family Solutions, Inc.	*	67,200	4,456,032
Graham Holdings Co., Class B		9,350	4,577,199
Service Corp. International		24,350	658,424
ServiceMaster Global Holdings, Inc.	*	260,870	10,382,626

			20,074,281

Diversified Financial Services—1.3%
CBOE Holdings, Inc.		9,426	627,960
FactSet Research Systems, Inc.		3,813	615,494
MarketAxess Holdings, Inc.		4,400	639,760

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Moody’s Corp.		6,584	$616,987
Morningstar, Inc.		7,888	645,081
MSCI, Inc.		8,092	624,055
Nasdaq, Inc.		44,700	2,890,749
S&P Global, Inc.		57,000	6,113,820

			12,773,906

Diversified Telecommunication Services—3.6%
Level 3 Communications, Inc.	*	302,300	15,565,427
SBA Communications Corp., Class A	*	124,292	13,416,079
Zayo Group Holdings, Inc.	*	228,838	6,391,445

			35,372,951

Electric Utilities—0.1%
ITC Holdings Corp.		13,625	637,923

Electrical Equipment—1.1%
Acuity Brands, Inc.		12,949	3,210,834
AMETEK, Inc.		81,230	3,755,263
Hubbell, Inc.		29,722	3,134,780
Rockwell Automation, Inc.		5,493	630,706

			10,731,583

Electronic Equipment, Instruments & Components—1.6%
Amphenol Corp., Class A		70,726	4,054,721
CDW Corp.		15,320	614,026
Cognex Corp.		65,961	2,842,919
FEI Co.		6,000	641,280
Fitbit, Inc., Class A	*†	48,200	589,004
FLIR Systems, Inc.		88,300	2,732,885
IPG Photonics Corp.	*	7,520	601,600
National Instruments Corp.		22,625	619,925
Trimble Navigation Ltd.	*	23,216	565,542
Universal Display Corp.	*	24,700	1,674,660
VeriFone Systems, Inc.	*	32,855	609,132
Zebra Technologies Corp., Class A	*	10,851	543,635

			16,089,329

Food & Staples Retailing—0.3%
Casey’s General Stores, Inc.		5,000	657,550
Rite Aid Corp.	*	82,398	617,161
Sprouts Farmers Market, Inc.	*	28,900	661,810
US Foods Holding Corp.	*	26,300	637,512
Whole Foods Market, Inc.		19,987	639,984

			3,214,017

Food Products—1.5%
Blue Buffalo Pet Products, Inc.	*†	25,700	599,838
Campbell Soup Co.		10,261	682,664
ConAgra Foods, Inc.		13,100	626,311
Flowers Foods, Inc.		35,714	669,637
Hain Celestial Group, Inc. (The)	*	12,430	618,393
Hershey Co. (The)		6,451	732,124

		Shares	Value
Hormel Foods Corp.		17,354	$635,156
Ingredion, Inc.		5,111	661,415
Kellogg Co.		8,200	669,530
McCormick & Co., Inc. (Non-Voting Shares)		6,020	642,153
Mead Johnson Nutrition Co.		7,064	641,058
Pilgrim’s Pride Corp.		25,255	643,497
Post Holdings, Inc.	*	8,000	661,520
TreeHouse Foods, Inc.	*	6,500	667,225
Tyson Foods, Inc., Class A		9,635	643,522
WhiteWave Foods Co. (The)	*	103,357	4,851,578

			14,645,621

Gas Utilities—0.1%
Piedmont Natural Gas Co., Inc.		10,700	643,284

Health Care Equipment & Supplies—3.3%
ABIOMED, Inc.	*	6,100	666,669
Alere, Inc.	*	15,000	625,200
Align Technology, Inc.	*	54,651	4,402,138
Boston Scientific Corp.	*	195,900	4,578,183
C.R. Bard, Inc.		2,830	665,503
Cooper Cos., Inc. (The)		3,676	630,691
DexCom, Inc.	*	65,086	5,163,272
Edwards Lifesciences Corp.	*	6,604	658,617
Hill-Rom Holdings, Inc.		11,920	601,364
Hologic, Inc.	*	17,990	622,454
IDEXX Laboratories, Inc.	*	7,000	650,020
Integra LifeSciences Holdings Corp.	*	46,400	3,701,792
Intuitive Surgical, Inc.	*	1,001	662,072
Nevro Corp.	*†	38,916	2,870,444
ResMed, Inc.		10,318	652,407
St. Jude Medical, Inc.		8,170	637,260
Teleflex, Inc.		13,545	2,401,664
Varian Medical Systems, Inc.	*	7,440	611,791
West Pharmaceutical Services, Inc.		8,400	637,392
Zimmer Biomet Holdings, Inc.		5,242	631,032

			32,069,965

Health Care Providers & Services—4.8%
Acadia Healthcare Co., Inc.	*†	10,800	598,320
Amedisys, Inc.	*	58,781	2,967,265
AmerisourceBergen Corp.		8,207	650,979
Amsurg Corp.	*	7,800	604,812
Centene Corp.	*	64,269	4,586,879
DaVita HealthCare Partners, Inc.	*	151,564	11,718,928
Envision Healthcare Holdings, Inc.	*	134,940	3,423,428
HealthEquity, Inc.	*	97,895	2,974,540
Henry Schein, Inc.	*	3,605	637,364
Laboratory Corp. of America Holdings	*	4,760	620,085
MEDNAX, Inc.	*	8,995	651,508
Patterson Cos., Inc.		13,197	632,004
Premier, Inc., Class A	*	129,690	4,240,863
Surgical Care Affiliates, Inc.	*	36,735	1,751,157

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Tenet Healthcare Corp.	*	21,770	$601,723
Universal Health Services, Inc., Class B		34,917	4,682,370
VCA, Inc.	*	77,200	5,219,492
WellCare Health Plans, Inc.	*	6,000	643,680

			47,205,397

Health Care Technology—0.7%
athenahealth, Inc.	*†	4,772	658,584
Cerner Corp.	*	11,086	649,639
IMS Health Holdings, Inc.	*	25,390	643,890
Inovalon Holdings, Inc., Class A	*†	36,100	650,161
Veeva Systems, Inc., Class A	*	113,506	3,872,825

			6,475,099

Hotels, Restaurants & Leisure—4.5%
Aramark		156,302	5,223,613
Brinker International, Inc.		13,292	605,185
Chipotle Mexican Grill, Inc.	*	1,543	621,459
Choice Hotels International, Inc.		13,496	642,679
Darden Restaurants, Inc.		9,400	595,396
Dave & Buster’s Entertainment, Inc.	*	55,802	2,610,976
Domino’s Pizza, Inc.		33,945	4,459,694
Dunkin’ Brands Group, Inc.		14,653	639,164
Extended Stay America, Inc.	†	41,900	626,405
Hilton Worldwide Holdings, Inc.		27,295	614,956
Hyatt Hotels Corp., Class A	*†	12,700	624,078
Marriott International, Inc., Class A	†	9,256	615,154
MGM Resorts International	*	26,180	592,453
Norwegian Cruise Line Holdings Ltd.	*	15,196	605,409
Panera Bread Co., Class A	*	3,016	639,211
Six Flags Entertainment Corp.		65,716	3,808,242
Starwood Hotels & Resorts Worldwide, Inc.		8,458	625,469
Vail Resorts, Inc.		32,112	4,438,842
Wendy’s Co. (The)		64,700	622,414
Wyndham Worldwide Corp.		57,105	4,067,589
Wynn Resorts Ltd.		114,350	10,364,684

			43,643,072

Household Durables—1.2%
CalAtlantic Group, Inc.		17,200	631,412
D.R. Horton, Inc.		20,499	645,309
Harman International Industries, Inc.		8,700	624,834
Leggett & Platt, Inc.		12,593	643,628
Lennar Corp., Class A		13,725	632,723
Lennar Corp., Class B		17,200	640,700

		Shares	Value
Mohawk Industries, Inc.	*	3,300	$626,208
Newell Brands, Inc.		12,951	629,030
NVR, Inc.	*	333	592,853
PulteGroup, Inc.		33,400	650,966
Tempur Sealy International, Inc.	*†	58,403	3,230,854
Toll Brothers, Inc.	*	23,200	624,312
Tupperware Brands Corp.		11,582	651,835
Whirlpool Corp.		3,805	634,065

			11,458,729

Household Products—0.6%
Church & Dwight Co., Inc.		34,914	3,592,302
Clorox Co. (The)		4,570	632,442
Energizer Holdings, Inc.		12,800	659,072
Spectrum Brands Holdings, Inc.	†	5,420	646,660

			5,530,476

Industrial Conglomerates—2.0%
Carlisle Cos., Inc.		36,900	3,899,592
CK Hutchison Holdings Ltd. ADR (Hong Kong)		749,900	8,226,403
Koninklijke Philips NV NYRS (Netherlands)		288,074	7,184,565
Roper Technologies, Inc.		3,705	631,925

			19,942,485

Insurance—1.7%
Allied World Assurance Co. Holdings AG (Switzerland)		119,100	4,185,174
AmTrust Financial Services, Inc.		25,100	614,950
Arthur J. Gallagher & Co.		13,554	645,170
Assured Guaranty Ltd. (Bermuda)		134,900	3,422,413
Brown & Brown, Inc.		17,300	648,231
Erie Indemnity Co., Class A		6,479	643,624
Lincoln National Corp.		15,900	616,443
Progressive Corp. (The)		19,700	659,950
RenaissanceRe Holdings Ltd. (Bermuda)		36,200	4,251,328
XL Group plc (Ireland)		19,200	639,552

			16,326,835

Internet & Catalog Retail—0.3%
Expedia, Inc.		5,818	618,453
Groupon, Inc.	*†	190,990	620,718
Liberty Interactive Corp. QVC Group, Series A	*	25,653	650,817
Liberty Ventures, Series A	*	16,764	621,441
TripAdvisor, Inc.	*	9,721	625,060

			3,136,489

Internet Software & Services—2.8%
Akamai Technologies, Inc.	*	11,183	625,465
Alphabet, Inc., Class C	*	10,774	7,456,685
CoStar Group, Inc.	*	47,147	10,309,163
GoDaddy, Inc., Class A	*	19,700	614,443
IAC/InterActiveCorp		11,262	634,051
LinkedIn Corp., Class A	*	3,318	627,932

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Match Group, Inc.	*†	41,000	$618,075
Pandora Media, Inc.	*†	52,773	657,024
Rackspace Hosting, Inc.	*	28,359	591,569
Twitter, Inc.	*†	36,305	613,918
VeriSign, Inc.	*†	7,331	633,838
Yandex NV, Class A (Russia)	*	77,847	1,700,957
Yelp, Inc.	*	21,495	652,588
Zillow Group, Inc., Class A	*†	18,065	662,082
Zillow Group, Inc., Class C	*†	18,130	657,756

			27,055,546

IT Services—7.4%
Alliance Data Systems Corp.	*	39,156	7,671,444
Amdocs Ltd.		90,200	5,206,344
Black Knight Financial Services, Inc., Class A	*	18,300	688,080
Booz Allen Hamilton Holding Corp.		151,031	4,476,559
Broadridge Financial Solutions, Inc.		75,866	4,946,463
CoreLogic, Inc.	*	17,400	669,552
CSRA, Inc.		26,000	609,180
DST Systems, Inc.		5,456	635,242
EPAM Systems, Inc.	*†	55,704	3,582,324
Euronet Worldwide, Inc.	*	54,332	3,759,231
Fidelity National Information Services, Inc.		48,809	3,596,247
First Data Corp., Class A	*	54,100	598,887
Fiserv, Inc.	*	5,809	631,613
FleetCor Technologies, Inc.	*	27,306	3,908,308
Gartner, Inc.	*	64,464	6,279,438
Genpact Ltd.	*	23,500	630,740
Global Payments, Inc.		67,662	4,829,714
Jack Henry & Associates, Inc.		7,594	662,728
NeuStar, Inc., Class A	*†	103,400	2,430,934
Paychex, Inc.		11,412	679,014
Sabre Corp.		23,831	638,432
Square, Inc., Class A	*†	70,100	634,405
Teradata Corp.	*	23,477	588,568
Total System Services, Inc.		12,618	670,142
Vantiv, Inc., Class A	*	137,866	7,803,216
Western Union Co. (The)		32,998	632,902
WEX, Inc.	*	54,500	4,832,515

			72,292,222

Leisure Products—0.3%
Brunswick Corp.		14,000	634,480
Hasbro, Inc.		7,457	626,313
Mattel, Inc.		20,600	644,574
Polaris Industries, Inc.	†	7,514	614,345
Vista Outdoor, Inc.	*	13,500	644,355

			3,164,067

Life Sciences Tools & Services—1.0%
Agilent Technologies, Inc.		13,700	607,732
Bio-Techne Corp.		5,707	643,578

		Shares	Value
Bruker Corp.		26,192	$595,606
Cambrex Corp.	*	68,464	3,541,643
Charles River Laboratories International, Inc.	*	7,554	622,752
Illumina, Inc.	*	4,400	617,672
Mettler-Toledo International, Inc.	*	1,692	617,445
PerkinElmer, Inc.		11,930	625,370
Quintiles Transnational Holdings, Inc.	*	9,865	644,382
VWR Corp.	*	21,200	612,680
Waters Corp.	*	4,436	623,923

			9,752,783

Machinery—3.0%
CNH Industrial NV (United Kingdom)		1,401,100	10,017,865
Donaldson Co., Inc.		18,169	624,287
Flowserve Corp.		13,038	588,926
Graco, Inc.		7,737	611,146
IDEX Corp.		7,424	609,510
Ingersoll-Rand plc		9,423	600,057
John Bean Technologies Corp.		37,740	2,310,443
Lincoln Electric Holdings, Inc.		21,092	1,246,115
Manitowoc Foodservice, Inc.	*	36,400	641,368
Middleby Corp. (The)	*	5,570	641,942
Nordson Corp.		7,473	624,818
PACCAR, Inc.		11,366	589,554
Proto Labs, Inc.	*†	22,500	1,295,100
Snap-on, Inc.		4,076	643,274
Stanley Black & Decker, Inc.		5,540	616,159
Toro Co. (The)		7,244	638,921
WABCO Holdings, Inc.	*	64,915	5,944,267
Wabtec Corp.		8,581	602,644
Xylem, Inc.		13,800	616,170

			29,462,566

Media—2.7%
AMC Networks, Inc., Class A	*	10,768	650,603
Cable One, Inc.		1,300	664,833
Cinemark Holdings, Inc.		123,994	4,520,821
Clear Channel Outdoor Holdings, Inc., Class A		100,844	627,250
Discovery Communications, Inc., Class A	*	24,265	612,206
Discovery Communications, Inc., Class C	*	25,465	607,340
Interpublic Group of Cos., Inc. (The)		26,861	620,489
Lions Gate Entertainment Corp.	†	29,380	594,357
Live Nation Entertainment, Inc.	*	26,665	626,627
Madison Square Garden Co. (The), Class A	*	3,600	621,036
Omnicom Group, Inc.		7,489	610,279
Regal Entertainment Group, Class A	†	29,676	654,059

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Scripps Networks Interactive, Inc., Class A		186,385	$11,606,194
Sirius XM Holdings, Inc.	*†	159,950	631,803
Starz, Class A	*	21,513	643,669
Tribune Media Co., Class A		16,200	634,716
Viacom, Inc., Class A		13,300	617,386
Viacom, Inc., Class B		14,700	609,609

			26,153,277

Metals & Mining—0.3%
Freeport-McMoRan, Inc.		58,000	646,120
Royal Gold, Inc.		8,900	640,978
Southern Copper Corp. (Peru)		24,000	647,520
Steel Dynamics, Inc.		25,700	629,650

			2,564,268

Multiline Retail—0.7%
Dollar General Corp.		6,893	647,942
Dollar Tree, Inc.	*	60,655	5,716,127
Nordstrom, Inc.	†	16,744	637,109

			7,001,178

Oil, Gas & Consumable Fuels—2.2%
Cabot Oil & Gas Corp.		24,772	637,631
Chesapeake Energy Corp.	*	733,850	3,140,878
Cimarex Energy Co.		23,800	2,839,816
CONSOL Energy, Inc.	†	315,700	5,079,613
Continental Resources, Inc.	*†	13,936	630,883
Devon Energy Corp.		16,500	598,125
Diamondback Energy, Inc.	*	31,300	2,854,873
Memorial Resource Development Corp.	*	38,400	609,792
Newfield Exploration Co.	*	14,900	658,282
ONEOK, Inc.		13,631	646,791
Parsley Energy, Inc., Class A	*	23,500	635,910
Range Resources Corp.	†	43,700	1,885,218
Southwestern Energy Co.	*	47,200	593,776
Williams Cos., Inc. (The)		29,400	635,922

			21,447,510

Personal Products—0.2%
Coty, Inc., Class A	†	23,914	621,525
Herbalife Ltd.	*	10,302	602,976
Nu Skin Enterprises, Inc., Class A	†	13,424	620,054

			1,844,555

Pharmaceuticals—0.1%
Akorn, Inc.	*	22,000	626,670
Zoetis, Inc.		13,586	644,792

			1,271,462

Professional Services—3.1%
Dun & Bradstreet Corp. (The)		4,973	605,910
Equifax, Inc.		67,002	8,603,057
IHS, Inc., Class A	*	5,475	632,965
Nielsen Holdings plc		211,697	11,001,893

		Shares	Value
Robert Half International, Inc.		16,123	$615,254
TransUnion	*	131,608	4,400,971
Verisk Analytics, Inc.	*	50,070	4,059,676

			29,919,726

Real Estate Investment Trusts (REITs)—1.6%
Alexandria Real Estate Equities, Inc. REIT		6,400	662,528
Boston Properties, Inc. REIT		4,964	654,752
Care Capital Properties, Inc. REIT		24,100	631,661
CubeSmart REIT		21,600	667,008
CyrusOne, Inc. REIT		11,800	656,788
Digital Realty Trust, Inc. REIT	†	6,100	664,839
Empire State Realty Trust, Inc., Class A REIT		33,400	634,266
Equinix, Inc. REIT		1,628	631,224
Equity LifeStyle Properties, Inc. REIT		8,202	656,570
Essex Property Trust, Inc. REIT		2,900	661,461
Extra Space Storage, Inc. REIT		7,306	676,097
Federal Realty Investment Trust REIT		4,081	675,610
Gaming and Leisure Properties, Inc. REIT		17,855	615,640
Healthcare Trust of America, Inc., Class A REIT		19,762	639,103
Iron Mountain, Inc. REIT		16,549	659,147
Lamar Advertising Co., Class A REIT		10,095	669,298
Omega Healthcare Investors, Inc. REIT	†	18,765	637,072
Outfront Media, Inc. REIT		26,800	647,756
Regency Centers Corp. REIT		8,100	678,213
Senior Housing Properties Trust REIT		30,500	635,315
Sovran Self Storage, Inc. REIT		6,000	629,520
Tanger Factory Outlet Centers, Inc. REIT		16,277	654,010
Taubman Centers, Inc. REIT		8,984	666,613
Ventas, Inc. REIT		8,800	640,816

			15,645,307

Real Estate Management & Development—0.7%
CBRE Group, Inc., Class A	*	272,777	7,223,135

Road & Rail—1.5%
AMERCO		1,630	610,517
Avis Budget Group, Inc.	*	115,740	3,730,300
Genesee & Wyoming, Inc., Class A	*	49,000	2,888,550
Hertz Global Holdings, Inc.	*	55,344	612,658
J.B. Hunt Transport Services, Inc.		37,545	3,038,517
Kansas City Southern		26,800	2,414,412
Landstar System, Inc.		9,487	651,377

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Old Dominion Freight Line, Inc.	*	10,475	$631,747

			14,578,078

Semiconductors & Semiconductor Equipment—1.4%
Cree, Inc.	*	25,400	620,776
KLA-Tencor Corp.		8,655	633,979
Lam Research Corp.	†	7,199	605,148
Linear Technology Corp.		13,438	625,270
Maxim Integrated Products, Inc.		16,849	601,341
Microchip Technology, Inc.	†	12,155	616,988
NVIDIA Corp.		13,200	620,532
NXP Semiconductors NV (Netherlands)	*	35,300	2,765,402
ON Semiconductor Corp.	*	67,500	595,350
Qorvo, Inc.	*	11,000	607,860
Skyworks Solutions, Inc.		9,991	632,230
Xilinx, Inc.		99,296	4,580,524

			13,505,400

Software—5.0%
ANSYS, Inc.	*	6,907	626,810
Atlassian Corp. plc, Class A (Australia)	*	23,900	619,010
Autodesk, Inc.	*	11,353	614,651
Cadence Design Systems, Inc.	*	26,024	632,383
CDK Global, Inc.		11,400	632,586
Citrix Systems, Inc.	*	7,478	598,913
Electronic Arts, Inc.	*	48,625	3,683,830
FireEye, Inc.	*†	37,920	624,542
Fortinet, Inc.	*	18,656	589,343
Guidewire Software, Inc.	*	72,342	4,467,842
HubSpot, Inc.	*	58,400	2,535,728
Manhattan Associates, Inc.	*	9,700	622,061
NetSuite, Inc.	*†	8,455	615,524
Nuance Communications, Inc.	*	39,400	615,822
Paycom Software, Inc.	*†	100,294	4,333,704
PTC, Inc.	*	16,275	611,615
Qlik Technologies, Inc.	*	58,500	1,730,430
Red Hat, Inc.	*	8,184	594,158
SecureWorks Corp., Class A	*†	77,765	1,096,487
ServiceNow, Inc.	*	67,707	4,495,745
Splunk, Inc.	*	11,160	604,649
SS&C Technologies Holdings, Inc.		129,700	3,641,976
Symantec Corp.		30,100	618,254
Synopsys, Inc.	*	12,100	654,368
Tableau Software, Inc., Class A	*	48,187	2,357,308
Take-Two Interactive Software, Inc.	*	96,300	3,651,696
Tyler Technologies, Inc.	*	34,570	5,763,165
Ultimate Software Group, Inc. (The)	*	3,200	672,928
Workday, Inc., Class A	*	8,000	597,360

			48,902,888

Specialty Retail—4.7%
Advance Auto Parts, Inc.		3,963	640,540

		Shares	Value
AutoNation, Inc.	*	13,091	$615,015
AutoZone, Inc.	*	748	593,792
Bed Bath & Beyond, Inc.		14,567	629,586
Burlington Stores, Inc.	*	73,134	4,878,769
Cabela’s, Inc.	*	12,865	644,022
CarMax, Inc.	*†	13,644	668,965
Dick’s Sporting Goods, Inc.		14,893	671,079
Foot Locker, Inc.		11,585	635,553
Gap, Inc. (The)	†	30,615	649,650
L Brands, Inc.		9,267	622,094
Lithia Motors, Inc., Class A		23,700	1,684,359
Michaels Cos., Inc. (The)	*	145,573	4,140,096
Murphy USA, Inc.	*	8,445	626,281
O’Reilly Automotive, Inc.	*	23,354	6,331,269
Ross Stores, Inc.		84,646	4,798,582
Sally Beauty Holdings, Inc.	*	123,478	3,631,488
Signet Jewelers Ltd.		28,448	2,344,400
Tractor Supply Co.		42,421	3,867,947
Ulta Salon Cosmetics & Fragrance, Inc.	*	12,706	3,095,690
Urban Outfitters, Inc.	*	23,823	655,132
Williams-Sonoma, Inc.	†	66,562	3,469,877

			45,894,186

Technology Hardware, Storage & Peripherals—0.1%
NCR Corp.	*	22,100	613,717

Textiles, Apparel & Luxury Goods—2.0%
Carter’s, Inc.		5,975	636,158
Coach, Inc.		86,240	3,513,418
Columbia Sportswear Co.		31,917	1,836,504
Hanesbrands, Inc.		167,024	4,197,313
Kate Spade & Co.	*	29,795	614,075
lululemon athletica, Inc. (Canada)	*†	8,900	657,354
Michael Kors Holdings Ltd. (United Kingdom)	*	12,623	624,586
Ralph Lauren Corp.		57,895	5,188,550
Skechers U.S.A., Inc., Class A	*	21,800	647,896
Under Armour, Inc., Class A	*†	16,746	672,017
Under Armour, Inc., Class C	*	18,496	673,255

			19,261,126

Thrifts & Mortgage Finance—0.2%
LendingTree, Inc.	*†	22,076	1,949,973

Trading Companies & Distributors—1.4%
AerCap Holdings NV (Ireland)	*	94,300	3,167,537
Air Lease Corp.	†	22,800	610,584
Fastenal Co.	†	61,413	2,726,123
HD Supply Holdings, Inc.	*	134,155	4,671,277
MSC Industrial Direct Co., Inc., Class A		8,737	616,483
United Rentals, Inc.	*	9,213	618,192
W.W. Grainger, Inc.	†	2,792	634,482
Watsco, Inc.		4,600	647,174

			13,691,852

TOTAL COMMON STOCKS
(Cost $828,304,056)			945,315,927

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
MONEY MARKET FUNDS—9.7%
Institutional Money Market Funds—9.7%
Dreyfus Institutional Cash Advantage Fund, 0.39%	††¥	10,200,000	$10,200,000
Fidelity Institutional Money Market: Government Portfolio—Institutional Class, 0.30%	††¥	10,200,000	10,200,000
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%		¥33,030,599	33,030,599
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%	††¥	10,297,417	10,297,417
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.43%	††¥	10,200,000	10,200,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.43%	††¥	10,200,000	10,200,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.43%	††¥	10,200,000	10,200,000

TOTAL MONEY MARKET FUNDS
(Cost $94,328,016)			94,328,016

TOTAL INVESTMENTS—106.5%
(Cost $922,632,072)			1,039,643,943
Other assets less liabilities—(6.5%)			(63,702,755)

NET ASSETS—100.0%			$975,941,188

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Discovery Fund		Shares	Value
COMMON STOCKS—48.7%
Aerospace & Defense—1.1%
Curtiss-Wright Corp.		24,830	$2,091,927
Teledyne Technologies, Inc.	*	29,610	2,932,871

			5,024,798

Auto Components—0.5%
Tenneco, Inc.	*	52,370	2,440,966

Banks—4.3%
Ameris Bancorp		77,099	2,289,840
ConnectOne Bancorp, Inc.		110,250	1,729,823
FCB Financial Holdings, Inc., Class A	*	68,510	2,329,340
Great Western Bancorp, Inc.		80,080	2,525,723
Hilltop Holdings, Inc.	*	95,770	2,010,212
South State Corp.		35,700	2,429,385
Sterling Bancorp/New York		161,480	2,535,236
Texas Capital Bancshares, Inc.	*	47,680	2,229,517
Western Alliance Bancorp	*	66,669	2,176,743

			20,255,819

Biotechnology—1.1%
Cepheid, Inc.	*	84,570	2,600,528
Dicerna Pharmaceuticals, Inc.	*	18,726	56,178
PTC Therapeutics, Inc.	*†	30,600	214,812
TESARO, Inc.	*	22,700	1,907,935
Ultragenyx Pharmaceutical, Inc.	*†	12,840	628,004

			5,407,457

Building Products—1.8%
Advanced Drainage Systems, Inc.	†	93,680	2,564,022
Armstrong Flooring, Inc.	*	82,590	1,399,900
Armstrong World Industries, Inc.	*	51,750	2,026,013
Masonite International Corp.	*	37,910	2,507,367

			8,497,302

Capital Markets—1.1%
Hercules Capital, Inc.		193,960	2,408,983
Solar Capital Ltd.		100,867	1,921,517
WisdomTree Investments, Inc.	†	92,257	903,196

			5,233,696

Chemicals—1.6%
Methanex Corp. (Canada)		70,690	2,057,079
Minerals Technologies, Inc.		55,140	3,131,952
PolyOne Corp.		64,460	2,271,570

			7,460,601

Commercial Services & Supplies—0.8%
Clean Harbors, Inc.	*	68,300	3,559,113

Communications Equipment—0.5%
Ciena Corp.	*	121,210	2,272,687

Containers & Packaging—0.5%
Graphic Packaging Holding Co.		174,410	2,187,101

		Shares	Value
Diversified Financial Services—0.4%
MarketAxess Holdings, Inc.		13,890	$2,019,606

Diversified Telecommunication Services—0.5%
Vonage Holdings Corp.	*	414,650	2,529,365

Electronic Equipment, Instruments & Components—0.3%
VeriFone Systems, Inc.	*	79,950	1,482,273

Energy Equipment & Services—1.0%
Forum Energy Technologies, Inc.	*	131,180	2,270,726
Patterson-UTI Energy, Inc.		123,110	2,624,705

			4,895,431

Food Products—1.1%
Greencore Group plc (Ireland)		657,481	2,705,769
Sanderson Farms, Inc.	†	30,090	2,606,998

			5,312,767

Gas Utilities—0.6%
South Jersey Industries, Inc.		83,600	2,643,432

Health Care Equipment & Supplies—1.2%
Globus Medical, Inc., Class A	*	119,640	2,851,021
Insulet Corp.	*	101,080	3,056,659

			5,907,680

Health Care Providers & Services—2.6%
Community Health Systems, Inc.	*†	144,500	1,741,225
Kindred Healthcare, Inc.		217,020	2,450,156
LifePoint Health, Inc.	*	37,240	2,434,379
Quorum Health Corp.	*	10,350	110,848
Surgical Care Affiliates, Inc.	*†	49,180	2,344,411
WellCare Health Plans, Inc.	*	28,550	3,062,844

			12,143,863

Health Care Technology—0.6%
Allscripts Healthcare Solutions, Inc.	*	238,330	3,026,791

Hotels, Restaurants & Leisure—2.0%
Bloomin’ Brands, Inc.		147,980	2,644,403
Cheesecake Factory, Inc. (The)		54,450	2,621,223
Lindblad Expeditions Holdings, Inc.	*	165,040	1,589,335
Papa John’s International, Inc.		37,290	2,535,720

			9,390,681

Household Durables—0.5%
La-Z-Boy, Inc.		86,196	2,397,973

Independent Power and Renewable Electricity Producers—0.5%
Pattern Energy Group, Inc.	†	111,455	2,560,121

Insurance—2.3%
Argo Group International Holdings Ltd. (Bermuda)		37,266	1,934,106
Assured Guaranty Ltd. (Bermuda)		108,490	2,752,391

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Discovery Fund		Shares	Value
COMMON STOCKS—(Continued)
eHealth, Inc.	*	105,050	$1,472,801
Horace Mann Educators Corp.		73,600	2,486,944
Stewart Information Services Corp.		56,979	2,359,500

			11,005,742

Internet & Catalog Retail—0.2%
HSN, Inc.		24,400	1,193,892

Internet Software & Services—0.5%
Demandware, Inc.	*	33,350	2,497,915

IT Services—1.4%
Cardtronics, Inc.	*	82,190	3,271,984
Convergys Corp.		68,380	1,709,500
WEX, Inc.	*	17,970	1,593,400

			6,574,884

Life Sciences Tools & Services—0.5%
Bio-Techne Corp.		19,300	2,176,461

Machinery—1.0%
John Bean Technologies Corp.		39,930	2,444,514
Watts Water Technologies, Inc., Class A		41,860	2,438,764

			4,883,278

Marine—0.4%
Kirby Corp.	*	30,100	1,877,939

Media—2.1%
Cinemark Holdings, Inc.		71,060	2,590,848
DreamWorks Animation SKG, Inc., Class A	*	59,630	2,437,078
National CineMedia, Inc.		168,650	2,610,702
New York Times Co. (The), Class A		190,550	2,305,655

			9,944,283

Oil, Gas & Consumable Fuels—1.0%
Diamondback Energy, Inc.	*	25,530	2,328,591
Western Refining, Inc.	†	108,390	2,236,086

			4,564,677

Paper & Forest Products—0.3%
KapStone Paper and Packaging Corp.		97,370	1,266,784

Personal Products—0.5%
Nu Skin Enterprises, Inc., Class A		50,570	2,335,828

Real Estate Investment Trusts (REITs)—3.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT		133,660	2,887,056
LaSalle Hotel Properties REIT		57,640	1,359,151
MFA Financial, Inc. REIT		337,600	2,454,352
Outfront Media, Inc. REIT		76,200	1,841,754
PS Business Parks, Inc. REIT		26,290	2,788,843
Redwood Trust, Inc. REIT		177,720	2,454,313

		Shares	Value
Rexford Industrial Realty, Inc. REIT		120,773	$2,547,103
Sovran Self Storage, Inc. REIT		11,700	1,227,564

			17,560,136

Real Estate Management & Development—0.4%
Kennedy-Wilson Holdings, Inc.		104,370	1,978,855

Road & Rail—0.9%
Genesee & Wyoming, Inc., Class A	*	36,070	2,126,326
Swift Transportation Co.	*†	154,080	2,374,373

			4,500,699

Semiconductors & Semiconductor Equipment—3.0%
Cavium, Inc.	*†	39,230	1,514,278
Entegris, Inc.	*	191,330	2,768,545
First Solar, Inc.	*	43,680	2,117,606
Intersil Corp., Class A		108,673	1,471,432
MACOM Technology Solutions Holdings, Inc.	*†	50,620	1,669,448
MKS Instruments, Inc.		38,700	1,666,422
Monolithic Power Systems, Inc.		18,430	1,259,138
SunPower Corp.	*†	104,610	1,620,409

			14,087,278

Software—2.2%
Aspen Technology, Inc.	*	37,414	1,505,539
BroadSoft, Inc.	*	44,600	1,829,938
Cadence Design Systems, Inc.	*	102,400	2,488,320
HubSpot, Inc.	*	53,170	2,308,641
Imperva, Inc.	*	12,850	552,679
Verint Systems, Inc.	*	46,130	1,528,287

			10,213,404

Specialty Retail—1.1%
Chico’s FAS, Inc.		215,640	2,309,505
Destination Maternity Corp.	†	75,400	443,352
DSW, Inc., Class A		106,130	2,247,833

			5,000,690

Technology Hardware, Storage & Peripherals—0.3%
Stratasys Ltd.	*†	61,060	1,397,663

Textiles, Apparel & Luxury Goods—0.9%
Kate Spade & Co.	*	86,630	1,785,445
Tumi Holdings, Inc.	*	84,430	2,257,658

			4,043,103

Thrifts & Mortgage Finance—0.4%
MGIC Investment Corp.	*	322,380	1,918,161

Trading Companies & Distributors—1.0%
Aircastle Ltd.	†	110,580	2,162,945
GATX Corp.	†	53,330	2,344,920

			4,507,865

TOTAL COMMON STOCKS
(Cost $220,506,186)			230,179,060

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—21.3%
Aerospace & Defense—0.1%
L-3 Communications Corp.
1.500%	05/28/2017		$360,000	$360,395
Lockheed Martin Corp.
1.850%	11/23/2018		47,000	47,666

				408,061

Auto Components—0.0%
Johnson Controls, Inc.
1.400%	11/02/2017		70,000	70,241

Automobiles—0.4%
BMW US Capital LLC
1.500%	04/11/2019	^	370,000	372,801
Hyundai Capital America
4.000%	06/08/2017	^	1,300,000	1,332,773

				1,705,574

Banks—5.5%
Bank of America Corp.
1.187%	05/02/2017	#	805,000	802,586
Bank of America Corp. MTN
1.717%	03/22/2018	#	590,000	593,238
1.700%	08/25/2017		635,000	637,555
Bank of America NA, Bank Note
2.050%	12/07/2018		565,000	573,483
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
1.450%	09/08/2017	^	845,000	844,734
BB&T Corp. MTN
1.297%	02/01/2019	#	1,245,000	1,248,369
Branch Banking & Trust Co., Bank Note
1.450%	05/10/2019		980,000	984,339
Capital One NA, Bank Note
1.650%	02/05/2018		390,000	390,472
1.500%	09/05/2017		360,000	359,938
CIT Group, Inc.
5.250%	03/15/2018		375,000	387,293
Citigroup, Inc.
2.050%	12/07/2018		410,000	413,501
2.050%	06/07/2019		320,000	322,430
1.850%	11/24/2017		250,000	251,464
1.550%	08/14/2017		1,415,000	1,419,991
Citizens Bank NA, Bank Note
2.500%	03/14/2019		450,000	456,695
2.300%	12/03/2018		250,000	253,414
Compass Bank, Bank Note
1.850%	09/29/2017		250,000	249,344
Credit Agricole SA (France)
1.428%	04/15/2019	#^	1,190,000	1,186,373
Discover Bank
2.600%	11/13/2018		910,000	924,196
Fifth Third Bancorp
5.450%	01/15/2017		540,000	553,373
Fifth Third Bank/Ohio MTN
1.546%	08/20/2018	#	1,000,000	1,001,625
Fifth Third Bank/Ohio, Bank Note
2.300%	03/15/2019		310,000	316,221
1.136%	11/18/2016	#	315,000	315,249
Huntington National Bank (The)
2.200%	11/06/2018		350,000	354,479
1.375%	04/24/2017		250,000	250,433
1.063%	04/24/2017	#	250,000	249,800

Coupon Rate	Maturity Date		Face	Value
Huntington National Bank (The), Bank Note
1.300%	11/20/2016		$260,000	$260,316
JPMorgan Chase & Co.
1.538%	01/25/2018	#	627,000	630,191
JPMorgan Chase & Co. MTN
1.350%	02/15/2017		640,000	641,359
KeyBank NA
1.152%	11/25/2016	#	345,000	345,142
KeyBank NA, Bank Note
2.350%	03/08/2019		360,000	367,853
1.100%	11/25/2016		250,000	250,156
Macquarie Bank Ltd. (Australia)
1.600%	10/27/2017	^	910,000	911,148
Manufacturers & Traders Trust Co., Bank Note
1.400%	07/25/2017		410,000	410,487
Mizuho Bank Ltd. (Japan)
1.280%	03/26/2018	#^	1,300,000	1,297,405
PNC Bank NA, Bank Note
1.950%	03/04/2019		530,000	538,179
1.150%	11/01/2016		250,000	250,098
Regions Financial Corp.
2.000%	05/15/2018		370,000	370,808
Royal Bank of Canada MTN (Canada)
1.625%	04/15/2019		775,000	781,064
Santander UK plc (United Kingdom)
2.500%	03/14/2019		690,000	697,311
1.166%	03/13/2017	#	300,000	300,011
SunTrust Bank, Bank Note
1.350%	02/15/2017		670,000	670,892
1.066%	02/15/2017	#	1,010,000	1,009,583
Wells Fargo Bank NA
1.750%	05/24/2019		820,000	831,443

				25,904,041

Beverages—0.0%
Coca-Cola Co. (The)
0.875%	10/27/2017		76,000	76,116

Biotechnology—0.5%
Amgen, Inc.
1.250%	05/22/2017		1,320,000	1,322,416
Celgene Corp.
2.125%	08/15/2018		1,160,000	1,177,944

				2,500,360

Capital Markets—0.9%
Bank of New York Mellon Corp. (The) MTN
1.197%	08/01/2018	#	650,000	652,672
Credit Suisse AG (Switzerland)
1.314%	04/27/2018	#	315,000	314,834
Goldman Sachs Group, Inc. (The) MTN
1.726%	11/15/2018	#	635,000	636,770
Goldman Sachs Group, Inc. (The), Series 1
1.838%	04/30/2018	#	240,000	241,311
Morgan Stanley
1.774%	01/27/2020	#	1,200,000	1,205,253
Morgan Stanley MTN
6.625%	04/01/2018		605,000	655,955
2.450%	02/01/2019		590,000	601,451

				4,308,246

Chemicals—0.2%
Ashland, Inc.
3.875%	04/15/2018		875,000	895,781

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Communications Equipment—0.1%
Cisco Systems, Inc.
1.600%	02/28/2019		$310,000	$314,788

Consumer Finance—2.4%
Ally Financial, Inc.
3.500%	01/27/2019		365,000	363,631
3.250%	09/29/2017		400,000	403,000
Caterpillar Financial Services Corp. MTN
1.250%	08/18/2017		540,000	541,613
1.000%	03/03/2017		540,000	540,767
Ford Motor Credit Co. LLC
4.250%	02/03/2017		600,000	609,675
3.000%	06/12/2017		280,000	284,331
1.684%	09/08/2017		1,500,000	1,503,739
General Motors Financial Co., Inc.
3.000%	09/25/2017		310,000	314,679
2.400%	04/10/2018		1,535,000	1,547,724
2.400%	05/09/2019		560,000	561,944
HSBC USA, Inc.
1.625%	01/16/2018		1,300,000	1,297,976
International Lease Finance Corp.
3.875%	04/15/2018		435,000	444,057
John Deere Capital Corp.
0.919%	10/11/2016	#	200,000	200,142
PACCAR Financial Corp. MTN
1.450%	03/09/2018		325,000	327,559
1.300%	05/10/2019		820,000	823,615
1.280%	12/06/2018	#	130,000	130,716
1.100%	06/06/2017		140,000	140,317
Synchrony Financial
1.875%	08/15/2017		1,065,000	1,066,939
1.867%	02/03/2020	#	140,000	135,691

				11,238,115

Diversified Financial Services—0.3%
Shell International Finance BV (Netherlands)
1.625%	11/10/2018		995,000	1,005,439
1.250%	11/10/2017		220,000	220,647

				1,226,086

Diversified Telecommunication Services—1.0%
AT&T, Inc.
5.500%	02/01/2018		110,000	117,124
2.400%	03/15/2017		1,280,000	1,291,045
2.300%	03/11/2019		900,000	919,753
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017		130,000	131,734
SBA Communications Corp.
5.625%	10/01/2019		150,000	155,437
Verizon Communications, Inc.
2.406%	09/14/2018	#	800,000	820,224
2.183%	09/15/2016	#	400,000	401,039
1.426%	06/17/2019	#	120,000	120,659
1.350%	06/09/2017		945,000	947,746

				4,904,761

Electric Utilities—0.7%
Duke Energy Corp.
1.034%	04/03/2017	#	200,000	199,884

Coupon Rate	Maturity Date		Face	Value
Georgia Power Co.
1.026%	08/15/2016	#	$605,000	$605,234
Southern California Edison Co.
1.845%	02/01/2022		1,341,429	1,333,341
Southern Power Co.
1.850%	12/01/2017		70,000	70,577
Wisconsin Public Service Corp.
1.650%	12/04/2018		900,000	913,003

				3,122,039

Electronic Equipment, Instruments & Components—0.1%
Amphenol Corp.
1.550%	09/15/2017		160,000	160,097
Fortive Corp.
1.800%	06/15/2019	^	170,000	171,213

				331,310

Energy Equipment & Services—0.1%
Cameron International Corp.
1.400%	06/15/2017		160,000	160,098
1.150%	12/15/2016		300,000	300,543
Nabors Industries, Inc.
2.350%	09/15/2016		200,000	199,700

				660,341

Food & Staples Retailing—0.4%
CVS Health Corp.
1.900%	07/20/2018		850,000	863,291
Kroger Co. (The)
2.200%	01/15/2017		500,000	503,158
Sysco Corp.
1.900%	04/01/2019		160,000	162,032
Walgreens Boots Alliance, Inc.
1.750%	11/17/2017		120,000	120,897
1.750%	05/30/2018		340,000	342,816

				1,992,194

Food Products—0.3%
Kraft Heinz Foods Co.
2.000%	07/02/2018	^	830,000	840,841
Want Want China Finance Ltd. (Virgin Islands, British)
1.875%	05/14/2018	^	290,000	289,593
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	100,000	101,095
1.400%	10/21/2016	^	100,000	100,159

				1,331,688

Health Care Equipment & Supplies—0.5%
Becton Dickinson and Co.
1.450%	05/15/2017		1,390,000	1,393,909
Stryker Corp.
2.000%	03/08/2019		250,000	254,302
Zimmer Biomet Holdings, Inc.
2.000%	04/01/2018		920,000	928,083

				2,576,294

Health Care Providers & Services—0.9%
Aetna, Inc.
1.900%	06/07/2019		1,200,000	1,216,450
1.700%	06/07/2018		240,000	242,040
Anthem, Inc.
2.375%	02/15/2017		465,000	468,485

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Cardinal Health, Inc.
1.950%	06/15/2018		$1,300,000	$1,315,692
Express Scripts Holding Co.
1.250%	06/02/2017		435,000	434,793
McKesson Corp.
1.292%	03/10/2017		200,000	200,412
Tenet Healthcare Corp.
6.250%	11/01/2018		260,000	275,600

				4,153,472

Household Durables—0.3%
Newell Brands, Inc.
2.150%	10/15/2018		1,400,000	1,415,599
Whirlpool Corp.
1.650%	11/01/2017		170,000	171,115

				1,586,714

Independent Power and Renewable Electricity Producers—0.1%
AES Corp. (The)
3.673%	06/01/2019	#†	139,000	139,000
Talen Energy Supply LLC
4.625%	07/15/2019	^	475,000	420,375
TransAlta Corp. (Canada)
1.900%	06/03/2017		46,000	45,625

				605,000

Insurance—1.2%
Berkshire Hathaway Finance Corp.
1.700%	03/15/2019		480,000	488,034
Jackson National Life Global Funding
1.250%	02/21/2017	^	205,000	205,104
Metropolitan Life Global Funding I
1.950%	12/03/2018	^	590,000	598,935
Principal Life Global Funding II
1.173%	12/01/2017	#^	1,300,000	1,302,172
Prudential Financial, Inc. MTN
1.406%	08/15/2018	#	1,250,000	1,247,693
Reliance Standard Life Global Funding II
2.150%	10/15/2018	^	1,000,000	1,009,673
TIAA Asset Management Finance Co. LLC
2.950%	11/01/2019	^	600,000	615,160

				5,466,771

Internet Software & Services—0.1%
eBay, Inc.
2.500%	03/09/2018		230,000	234,294
IAC/InterActiveCorp
4.875%	11/30/2018		142,000	145,550
Tencent Holdings Ltd. (Cayman Islands)
2.000%	05/02/2017	^	300,000	301,687

				681,531

IT Services—0.1%
Fidelity National Information Services, Inc.
2.000%	04/15/2018		150,000	150,812
1.450%	06/05/2017		70,000	69,933

				220,745

Coupon Rate	Maturity Date		Face	Value
Life Sciences Tools & Services—0.0%
Thermo Fisher Scientific, Inc.
2.150%	12/14/2018		$190,000	$192,272

Machinery—0.4%
CNH Industrial Capital LLC
3.875%	07/16/2018		610,000	614,575
Stanley Black & Decker, Inc.
2.451%	11/17/2018		1,140,000	1,165,455

				1,780,030

Media—0.5%
DISH DBS Corp.
4.625%	07/15/2017		245,000	249,900
Lions Gate Entertainment Corp. (Canada)
5.250%	08/01/2018		680,000	690,200
NBCUniversal Enterprise, Inc.
1.313%	04/15/2018	#^	1,300,000	1,305,886

				2,245,986

Metals & Mining—0.2%
Freeport-McMoRan, Inc.
2.150%	03/01/2017		80,000	79,800
Glencore Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	640,000	637,803
Glencore Funding LLC
1.988%	01/15/2019	#^	330,000	312,675

				1,030,278

Multi-Utilities—0.3%
Berkshire Hathaway Energy Co.
5.750%	04/01/2018		500,000	538,967
Dominion Resources, Inc.
2.962%	07/01/2019		160,000	163,002
1.250%	03/15/2017		540,000	540,683
TECO Finance, Inc.
1.229%	04/10/2018	#	190,000	187,231

				1,429,883

Oil, Gas & Consumable Fuels—0.3%
Chevron Corp.
1.790%	11/16/2018		170,000	172,335
Exxon Mobil Corp.
1.708%	03/01/2019		260,000	264,327
Hess Corp.
1.300%	06/15/2017		180,000	178,837
Kinder Morgan, Inc.
3.050%	12/01/2019		110,000	111,236
2.000%	12/01/2017		110,000	109,449
Murphy Oil Corp.
3.500%	12/01/2017		250,000	249,350
Sabine Pass LNG LP
7.500%	11/30/2016		370,000	377,261

				1,462,795

Pharmaceuticals—1.2%
AbbVie, Inc.
1.800%	05/14/2018		975,000	982,291
1.750%	11/06/2017		520,000	523,243
Actavis Funding SCS (Luxembourg)
2.350%	03/12/2018		1,590,000	1,612,335
1.911%	03/12/2020	#	310,000	311,112
1.300%	06/15/2017		300,000	299,559

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Baxalta, Inc.
2.000%	06/22/2018		$120,000	$120,119
1.427%	06/22/2018	#	220,000	217,737
Mylan NV (Netherlands)
2.500%	06/07/2019	^†	510,000	517,134
Pfizer, Inc.
1.450%	06/03/2019		1,190,000	1,200,419

				5,783,949

Real Estate Investment Trusts (REITs)—0.1%
Liberty Property LP
6.625%	10/01/2017		385,000	408,167
Ventas Realty LP
1.250%	04/17/2017		120,000	120,056

				528,223

Real Estate Management & Development—0.1%
WEA Finance LLC/Westfield UK & Europe Finance plc
1.750%	09/15/2017	^	240,000	240,764

Road & Rail—0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.750%	05/11/2017	^	900,000	917,207
2.500%	06/15/2019	^	110,000	111,275
Ryder System, Inc. MTN
2.500%	03/01/2017		725,000	729,960

				1,758,442

Semiconductors & Semiconductor Equipment—0.0%
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	200,000	200,629

Software—0.0%
Autodesk, Inc.
1.950%	12/15/2017		150,000	150,414

Technology Hardware, Storage & Peripherals—0.9%
Apple, Inc.
1.700%	02/22/2019		180,000	183,118
1.300%	02/23/2018		130,000	130,915
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.875%	06/15/2021	^	120,000	122,480
3.480%	06/01/2019	^	1,210,000	1,240,389
Hewlett Packard Enterprise Co.
2.850%	10/05/2018	^	945,000	968,263
2.450%	10/05/2017	^	1,005,000	1,018,337
Seagate HDD Cayman (Cayman Islands)
3.750%	11/15/2018		350,000	350,439
Western Digital Corp.
10.500%	04/01/2024	^	360,000	386,100

				4,400,041

Thrifts & Mortgage Finance—0.2%
Astoria Financial Corp.
5.000%	06/19/2017		240,000	246,075
Santander Bank NA
2.000%	01/12/2018		650,000	649,874

				895,949

Tobacco—0.4%
Imperial Brands Finance plc (United Kingdom)
2.050%	02/11/2018	^	650,000	655,894
2.050%	07/20/2018	^	310,000	313,632

Coupon Rate	Maturity Date		Face	Value
Reynolds American, Inc.
2.300%	06/12/2018		$660,000	$670,904

				1,640,430

Trading Companies & Distributors—0.1%
Aircastle Ltd. (Bermuda)
6.750%	04/15/2017		535,000	552,098
GATX Corp.
1.250%	03/04/2017		100,000	99,880

				651,978

TOTAL CORPORATE OBLIGATIONS
(Cost $100,023,481)				100,672,332

MORTGAGE-BACKED SECURITIES—3.7%
Commercial Mortgage-Backed Securities—1.7%
American Homes 4 Rent, Series 2014-SFR1, Class A
1.446%	06/17/2031	#^	289,289	286,058
Colony American Homes, Series 2014-1A, Class A
1.596%	05/17/2031	#^	293,766	291,551
Colony American Homes, Series 2014-2A, Class A
1.401%	07/17/2031	#^	471,004	464,328
Colony American Homes, Series 2015-1A, Class A
1.646%	07/17/2032	#^	888,175	881,506
Hilton USA Trust, Series 2013-HLF, Class AFL
1.463%	11/05/2030	#^	553,096	552,434
Invitation Homes Trust, Series 2013-SFR1, Class A
1.596%	12/17/2030	#^	380,412	378,996
Invitation Homes Trust, Series 2014-SFR1, Class A
1.446%	06/17/2031	#^	1,241,094	1,223,187
Invitation Homes Trust, Series 2014-SFR2, Class A
1.546%	09/17/2031	#^	753,619	747,110
Invitation Homes Trust, Series 2015-SFR2, Class A
1.797%	06/17/2032	#^	978,842	976,833
Invitation Homes Trust, Series 2015-SFR3, Class A
1.746%	08/17/2032	#^	1,065,874	1,060,608
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A
1.692%	01/15/2032	#^	910,000	904,573

				7,767,184

Non-Agency Mortgage-Backed Securities—1.3%
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	417,773	395,703
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.903%	11/25/2023	#	222,263	223,257
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class M1
1.503%	03/25/2025	#	119,080	119,189

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQA2, Class M1
1.603%	05/25/2028	#	$383,903	$384,202
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M1
1.703%	10/25/2028	#	609,795	609,945
Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1
2.453%	10/25/2023	#	336,322	338,042
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1
2.053%	01/25/2024	#	950,762	950,459
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 1M1
1.403%	05/25/2024	#	912,388	906,399
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 2M1
1.403%	05/25/2024	#	151,545	150,878
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C03, Class 1M1
1.653%	07/25/2024	#	635,540	637,313
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C02, Class 1M1
2.603%	09/25/2028	#	604,211	611,585
GSAMP Trust, Series 2004-SEA2, Class M1
1.103%	03/25/2034	#	181,708	181,708
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	46,871	46,962
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	194,320	187,683
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	296,335	288,713
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	163,614	163,672
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065	#^	128,681	128,892

				6,324,602

U.S. Government Agency Mortgage-Backed Securities—0.7%
Federal National Mortgage Association
2.508%	05/01/2042	#	2,937,441	3,050,397

Coupon Rate	Maturity Date		Face	Value
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.915%	10/07/2020	#	$314,483	$315,198

				3,365,595

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $17,486,147)				17,457,381

U.S. TREASURY OBLIGATIONS—15.2%
U.S. Treasury Notes—15.2%
U.S. Treasury Note
1.250%	12/15/2018		976,000	990,220
1.125%	06/15/2018		5,000,000	5,050,975
1.000%	02/15/2018-
	03/15/2019		18,155,000	18,290,306
1.000%	09/15/2018	‡‡	11,244,000	11,336,898
0.875%	01/15/2018-
	06/15/2019		26,297,000	26,431,518
0.750%	02/28/2018		5,186,000	5,200,381
0.625%	08/31/2017	‡‡	4,700,000	4,704,959

				72,005,257

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $71,502,594)				72,005,257

GOVERNMENT RELATED OBLIGATIONS—1.9%
U.S. Government Agencies—1.7%
Federal Home Loan Mortgage Corp.
1.125%	04/15/2019	†	1,300,000	1,311,586
1.000%	12/15/2017		4,090,000	4,112,331
Federal National Mortgage Association
1.000%	02/26/2019		2,500,000	2,513,285

				7,937,202

Non-U.S. Government Agencies—0.1%
Korea Expressway Corp. (Korea, Republic of)
1.625%	04/28/2017	^	300,000	301,041

U.S. Municipal Bonds—0.1%
California Earthquake Authority Revenue Bonds (California)
1.824%	07/01/2017		240,000	242,153
Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Series F, Class F (Ohio)
0.520%	03/01/2037	#	520,000	520,000

				762,153

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $8,938,672)				9,000,396

ASSET-BACKED SECURITIES—4.8%
Automobiles—2.3%
AmeriCredit Automobile Receivables Trust Series 2016-2, Class C
2.870%	11/08/2021		200,000	204,135
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		90,495	90,505
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018		120,000	120,197

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Capital Auto Receivables Asset Trust Series 2015-2, Class A2
1.390%	09/20/2018		$830,000	$831,334
CarMax Auto Owner Trust Series 2015-2, Class A3
1.370%	03/16/2020		1,320,000	1,324,624
Chrysler Capital Auto Receivables Trust Series 2014-AA, Class A3
0.830%	09/17/2018	^	184,599	184,541
Drive Auto Receivables Trust Series 2016-BA, Class A3
1.670%	07/15/2019	^	260,000	260,275
Drive Auto Receivables Trust Series 2016-BA, Class B
2.560%	06/15/2020	^	230,000	231,089
Drive Auto Receivables Trust Series 2016-BA, Class C
3.190%	07/15/2022	^	480,000	481,281
Hertz Fleet Lease Funding LP Series 2013-3, Class A
0.995%	12/10/2027	#^	1,438,250	1,437,265
Hyundai Auto Lease Securitization Trust Series 2014-A, Class A3
0.750%	04/17/2017	^	131,118	131,104
Porsche Innovative Lease Owner Trust Series 2014-1, Class A3
1.030%	11/20/2017	^	1,108,764	1,109,109
Porsche Innovative Lease Owner Trust Series 2015-1, Class A3
1.190%	07/23/2018	^	1,400,000	1,401,792
Santander Drive Auto Receivables Trust Series 2014-3, Class D
2.650%	08/17/2020		170,000	171,582
Santander Drive Auto Receivables Trust Series 2015-1, Class D
3.240%	04/15/2021		375,000	380,900
Santander Drive Auto Receivables Trust Series 2015-2, Class D
3.020%	04/15/2021		315,000	320,541
Santander Drive Auto Receivables Trust Series 2015-4, Class C
2.970%	03/15/2021		600,000	612,317
Santander Drive Auto Receivables Trust Series 2016-2, Class C
2.660%	11/15/2021		540,000	549,580
Westlake Automobile Receivables Trust Series 2016-2A, Class A2
1.570%	06/17/2019	^	320,000	320,084
Westlake Automobile Receivables Trust Series 2016-2A, Class B
2.300%	11/15/2019	^	600,000	602,582
Westlake Automobile Receivables Trust Series 2016-2A, Class D
4.100%	06/15/2021	^	300,000	302,792

				11,067,629

Credit Card—1.8%
Cabela’s Credit Card Master Note Trust Series 2012-1A, Class A1
1.630%	02/18/2020	^	2,210,000	2,217,841

Coupon Rate	Maturity Date		Face	Value
Chase Issuance Trust Series 2014-A1, Class A1
1.150%	01/15/2019		$2,500,000	$2,505,235
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2
1.020%	02/22/2019		1,228,000	1,229,438
Synchrony Credit Card Master Note Trust Series 2015-2, Class A
1.600%	04/15/2021		2,665,000	2,676,970

				8,629,484

Other—0.5%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		923,752	923,567
GreatAmerica Leasing Receivables Funding LLC Series 2013-1, Class C
1.830%	06/17/2019	^	100,000	100,050
Kubota Credit Owner Trust Series 2015-1A, Class A2
0.940%	12/15/2017	^	293,396	293,302
MMAF Equipment Finance LLC Series 2015-AA, Class A3
1.390%	10/16/2019	^	1,160,000	1,161,806

				2,478,725

Student Loan—0.2%
Missouri Higher Education Loan Authority Series 2012-1, Class A1
1.283%	01/26/2026	#	327,632	323,546
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.795%	12/07/2020	#	412,504	412,079
Nelnet Student Loan Trust Series 2014-2A, Class A1
0.719%	06/25/2021	#^	73,938	73,660

				809,285

TOTAL ASSET-BACKED SECURITIES
(Cost $22,925,001)				22,985,123

			Shares	Value
MONEY MARKET FUNDS—8.8%
Institutional Money Market Funds—8.8%
Dreyfus Institutional Cash Advantage Fund, 0.39%		††¥	3,500,000	3,500,000
Fidelity Institutional Money Market: Government Portfolio—Institutional Class, 0.30%		††¥	3,500,000	3,500,000
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%			¥18,249,259	18,249,259

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Discovery Fund

		Face	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%	††¥	$5,663,438	$5,663,438
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.43%	††¥	3,500,000	3,500,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.43%	††¥	3,500,000	3,500,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.43%	††¥	3,500,000	3,500,000

TOTAL MONEY MARKET FUNDS
(Cost $41,412,697)			41,412,697

TOTAL INVESTMENTS—104.4%
(Cost $482,794,778)			493,712,246
Other assets less liabilities—(4.4%)			(21,019,985)

NET ASSETS—100.0%			$472,692,261

Notes to the Schedule of Investments:

MTN	Medium Term Note
REIT	Real Estate Investment Trust
#	Rate is subject to change. Rate shown reflects current rate.
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $39,914,774, which represents 8.4% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint International Fund		Shares	Value
COMMON STOCKS—95.8%
Australia—3.2%
Aristocrat Leisure Ltd.		390,400	$4,061,351
Charter Hall Group REIT		534,800	2,037,516
Cochlear Ltd.		56,400	5,145,902
Collins Foods Ltd.		538,000	1,707,511
CSL Ltd.		77,500	6,535,774
Dexus Property Group REIT		673,800	4,572,179
Fortescue Metals Group Ltd.	†	728,800	1,950,301
Harvey Norman Holdings Ltd.		3,250,100	11,309,004
JB Hi-Fi Ltd.	†	158,663	2,875,306
Oil Search Ltd.		266,900	1,347,729
QBE Insurance Group Ltd.	†	975,389	7,705,186
Telstra Corp. Ltd.		567,400	2,371,581
Vicinity Centres REIT		687,400	1,714,959

			53,334,299

Austria—0.2%
voestalpine AG	†	92,700	3,119,842

Belgium—0.6%
AGFA-Gevaert NV	*	706,471	2,293,412
Anheuser-Busch InBev SA NV		14,182	1,875,377
D’ieteren SA NV		37,300	1,620,664
Telenet Group Holding NV	*	51,806	2,368,901
UCB SA		26,707	2,005,359

			10,163,713

Brazil—0.7%
Ambev SA ADR		230,000	1,359,300
CCR SA		582,400	3,045,892
Cia de Saneamento Basico do Estado de Sao Paulo		228,800	2,052,028
Cielo SA		356,351	3,743,999
TOTVS SA		140,800	1,328,533

			11,529,752

Canada—2.6%
Alaris Royalty Corp.		145,700	3,233,267
BCE, Inc.		153,038	7,242,341
Bird Construction, Inc.		178,300	1,845,173
CAE, Inc.		139,000	1,679,469
Canadian Pacific Railway Ltd.		38,792	4,996,022
Centerra Gold, Inc.		297,100	1,770,711
George Weston Ltd.		63,300	5,478,210
Granite Real Estate Investment Trust REIT		57,200	1,715,624
Industrial Alliance Insurance & Financial Services, Inc.		55,000	1,728,821
Just Energy Group, Inc.		334,400	2,029,255
Suncor Energy, Inc.		211,461	5,866,142
Transcontinental, Inc., Class A		134,300	1,820,189
Western Forest Products, Inc.		1,068,500	1,687,170
Wi-LAN, Inc.		679,300	1,724,605

			42,816,999

		Shares	Value
China—1.7%
AAC Technologies Holdings, Inc.		231,500	$1,979,125
Baidu, Inc. ADR	*	22,908	3,783,256
Belle International Holdings Ltd.		2,089,837	1,230,003
CNOOC Ltd.		6,587,000	8,222,023
ENN Energy Holdings Ltd.		290,000	1,436,368
Hengan International Group Co. Ltd.	†	414,000	3,467,554
Qinqin Foodstuffs Group Cayman Co. Ltd.	*‡	93,800	132,996
Tencent Holdings Ltd.		248,700	5,705,097
Want Want China Holdings Ltd.	†	4,061,000	2,874,866

			28,831,288

Denmark—0.9%
ISS A/S		23,581	886,889
Novo Nordisk A/S, Class B		112,000	6,031,525
Novozymes A/S, Class B		65,200	3,130,962
Vestas Wind Systems A/S		69,890	4,750,385

			14,799,761

Finland—0.7%
Huhtamaki Oyj		165,000	6,847,470
Kone Oyj, Class B		122,900	5,671,878

			12,519,348

France—6.8%
Air France-KLM	*	178,100	1,123,958
Air Liquide SA		48,100	5,011,138
Cie de Saint-Gobain	†	272,789	10,340,231
Danone SA		201,498	14,101,361
Essilor International SA	†	45,500	5,980,024
Eurazeo SA		24,675	1,463,866
Ipsen SA		53,100	3,253,484
L’Oreal SA		46,113	8,828,491
LVMH Moet Hennessy Louis Vuitton SE		44,151	6,655,090
Nexans SA	*	55,500	2,320,646
Orange SA		198,274	3,224,036
Pernod Ricard SA		28,054	3,106,037
Peugeot SA	*	184,000	2,205,441
Renault SA		39,300	2,967,053
Safran SA		34,800	2,343,495
Sanofi		193,624	16,086,811
Sopra Steria Group		26,500	2,731,432
TOTAL SA		131,433	6,303,004
UBISOFT Entertainment	*	130,100	4,739,665
Valeo SA		118,200	5,247,380
Zodiac Aerospace		251,397	5,864,710

			113,897,353

Germany—8.5%
adidas AG		44,000	6,316,167
Allianz SE (Registered)		82,158	11,720,452
AURELIUS SE & Co. KGaA		55,317	3,250,999
BASF SE		35,215	2,700,242
Bayer AG (Registered)		60,503	6,076,613
Beiersdorf AG		60,030	5,683,313
Continental AG		24,493	4,634,730

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint International Fund		Shares	Value
COMMON STOCKS—(Continued)
Daimler AG (Registered)		171,130	$10,240,135
Deutsche Boerse AG		114,526	9,408,857
Deutsche Telekom AG (Registered)		648,437	11,057,325
Fresenius Medical Care AG & Co. KGaA		27,867	2,427,395
Fresenius SE & Co. KGaA		172,208	12,653,418
Gerresheimer AG		22,236	1,712,871
Krones AG		6,152	649,843
Linde AG		56,484	7,870,290
Merck KGaA		56,876	5,781,049
Rheinmetall AG		44,129	2,624,738
RWE AG	*	500,418	7,969,258
SAP SE		272,402	20,458,797
Vonovia SE		123,576	4,512,250
Wirecard AG	†	115,345	5,080,476

			142,829,218

Hong Kong—5.5%
AIA Group Ltd.		2,883,200	17,338,772
ASM Pacific Technology Ltd.		191,100	1,374,094
Beijing Enterprises Holdings Ltd.		451,000	2,556,799
China Mobile Ltd.		1,015,734	11,736,009
China Resources Gas Group Ltd.		366,000	1,113,058
China Resources Power Holdings Co. Ltd.		2,098,829	3,149,819
CLP Holdings Ltd.		1,519,000	15,516,871
Hang Lung Properties Ltd.		2,513,000	5,077,014
HKT Trust & HKT Ltd.		3,034,000	4,376,286
Hong Kong & China Gas Co. Ltd.		3,599,199	6,576,531
Hopewell Holdings Ltd.		372,500	1,184,409
Jardine Matheson Holdings Ltd.		130,600	7,574,147
Link REIT		366,000	2,502,784
Sino Land Co. Ltd.		1,393,000	2,293,555
Sun Hung Kai Properties Ltd.		129,000	1,556,887
WH Group Ltd.	^	5,063,000	4,009,871
Yue Yuen Industrial Holdings Ltd.		940,000	3,725,521

			91,662,427

India—0.9%
Axis Bank Ltd. GDR		51,777	2,011,219
Indiabulls Housing Finance Ltd. GDR		107,008	1,065,458
Infosys Ltd. ADR		211,300	3,771,705
Larsen & Toubro Ltd. GDR		123,915	2,760,702
Tata Motors Ltd. ADR	*	174,216	6,040,069

			15,649,153

Indonesia—0.3%
Bank Mandiri Persero Tbk PT		1,810,900	1,310,467
Bank Rakyat Indonesia Persero Tbk PT		2,266,100	1,864,620
Perusahaan Gas Negara Persero Tbk		4,496,900	801,829

		Shares	Value
Telekomunikasi Indonesia Persero Tbk PT ADR		22,400	$1,376,704

			5,353,620

Ireland—1.9%
Allegion plc		4,136	287,163
Experian plc		321,400	6,097,623
ICON plc	*	79,900	5,593,799
Medtronic plc		192,925	16,740,102
Smurfit Kappa Group plc		130,000	2,872,764

			31,591,451

Isle of Man—0.2%
GVC Holdings plc	*	370,400	2,781,364

Israel—0.5%
Mellanox Technologies Ltd.	*	163,400	7,836,664

Italy—1.3%
Buzzi Unicem SpA		283,500	2,841,637
DiaSorin SpA		79,300	4,849,433
Eni SpA		914,195	14,725,097

			22,416,167

Japan—16.2%
Bridgestone Corp.		73,100	2,349,211
Calbee, Inc.	†	16,100	673,559
Canon, Inc.	†	420,600	12,008,217
Dai-ichi Life Insurance Co. Ltd. (The)		243,200	2,722,477
Daikin Industries Ltd.	†	71,000	5,967,179
Daito Trust Construction Co. Ltd.		132,400	21,496,779
Denso Corp.		159,300	5,605,023
FANUC Corp.		36,300	5,905,039
Honda Motor Co. Ltd.		610,700	15,319,571
INPEX Corp.		392,000	3,065,676
Isuzu Motors Ltd.	†	251,900	3,102,648
Japan Airlines Co. Ltd.		190,000	6,112,797
Japan Post Holdings Co. Ltd.		369,000	4,489,027
Japan Tobacco, Inc.	†	305,767	12,323,084
Kao Corp.		109,800	6,394,989
KDDI Corp.	†	302,000	9,183,740
Keyence Corp.		8,892	6,067,265
Komatsu Ltd.		302,300	5,251,458
Kyowa Exeo Corp.		222,000	2,777,386
Mazda Motor Corp.		112,900	1,494,038
Medipal Holdings Corp.		266,600	4,383,126
Mitsubishi Electric Corp.		429,000	5,121,555
MS&AD Insurance Group Holdings, Inc.		196,900	5,101,704
Murata Manufacturing Co. Ltd.		24,400	2,735,597
NGK Insulators Ltd.		186,000	3,760,410
Nippon Telegraph & Telephone Corp.		223,354	10,474,167
Nippon Yusen K.K.		831,600	1,462,981
NTT DOCOMO, Inc.		585,090	15,779,028
Olympus Corp.		82,400	3,076,948
Ono Pharmaceutical Co. Ltd.		45,600	1,986,385
ORIX Corp.		295,300	3,821,320
Panasonic Corp.		204,400	1,758,564
Rakuten, Inc.		419,500	4,552,975

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint International Fund		Shares	Value
COMMON STOCKS—(Continued)
Seiko Epson Corp.		172,800	$2,770,265
Seino Holdings Co. Ltd.		154,600	1,417,267
Seven & i Holdings Co. Ltd.		100,500	4,213,775
Shimano, Inc.		39,900	6,100,613
Shin-Etsu Chemical Co. Ltd.		103,600	6,069,768
Showa Corp.		225,400	1,265,503
SMC Corp.		24,900	6,126,051
Sojitz Corp.	†	1,018,700	2,413,843
Sumitomo Rubber Industries Ltd.	†	285,000	3,815,552
Takeda Pharmaceutical Co. Ltd.		351,200	15,146,620
Tokai Rika Co. Ltd.		144,700	2,137,420
Tokio Marine Holdings, Inc.		498,500	16,595,606
Toyota Motor Corp.		162,300	8,001,153

			272,397,359

Jordan—0.0%
Hikma Pharmaceuticals plc		19,600	645,448

Kazakhstan—0.0%
KazMunaiGas Exploration Production JSC GDR	*	111,159	801,311

Korea, Republic of—2.4%
Dongbu Insurance Co. Ltd.		49,470	2,977,626
Hyundai Marine & Fire Insurance Co. Ltd.		78,850	2,010,639
Hyundai Mobis Co. Ltd.		22,073	4,856,135
Korea Electric Power Corp.		121,293	6,366,912
Korea Gas Corp.		39,565	1,375,570
LG Electronics, Inc.		60,981	2,872,004
LG Household & Health Care Ltd.		2,100	2,050,767
NAVER Corp.		2,800	1,734,645
Orion Corp.		31	25,446
Samsung Electronics Co. Ltd.		4,315	5,373,691
Samsung Electronics Co. Ltd. GDR		2,000	1,249,880
SK Innovation Co. Ltd.		48,517	5,977,984
SK Telecom Co. Ltd.		20,373	3,827,412

			40,698,711

Luxembourg—0.1%
Tenaris SA ADR		45,700	1,317,988

Macau—0.1%
Sands China Ltd.	†	490,800	1,660,825

Malaysia—0.9%
AMMB Holdings Bhd		2,682,700	2,960,715
Genting Malaysia Bhd		2,156,500	2,384,370
Heineken Malaysia Bhd		291,000	1,091,786
HeveaBoard Bhd		4,463,100	1,322,697
JCY International Bhd		9,431,900	1,408,814
Padini Holdings Bhd		3,881,200	2,281,765
Petronas Dagangan Bhd		283,800	1,646,102
Tenaga Nasional Bhd		718,300	2,515,081

			15,611,330

	Shares	Value
Mexico—0.8%
Coca-Cola Femsa SAB de CV ADR	14,900	$1,236,104
Fibra Uno Administracion SA de CV REIT	2,528,900	5,375,238
Grupo Aeroportuario del Sureste SAB de CV ADR	5,000	797,750
Grupo Financiero Santander Mexico SAB de CV, Class B ADR	201,000	1,827,090
Grupo Televisa SAB ADR	52,893	1,377,334
Kimberly-Clark de Mexico SAB de CV, Class A	526,700	1,242,527
Wal-Mart de Mexico SAB de CV	501,700	1,204,955

		13,060,998

Netherlands—2.1%
Koninklijke Ahold NV	704,667	15,560,861
Royal Dutch Shell plc, Class A	27,816	763,578
Royal Dutch Shell plc, Class B	669,629	18,500,902

		34,825,341

Norway—0.4%
Grieg Seafood ASA	530,200	3,443,799
Yara International ASA	104,400	3,316,456

		6,760,255

Peru—0.2%
Credicorp Ltd.	17,986	2,775,779

Philippines—0.3%
Jollibee Foods Corp.	116,690	601,805
Philippine Long Distance Telephone Co. ADR	63,900	2,848,023
Universal Robina Corp.	182,500	809,425

		4,259,253

Portugal—0.1%
Jeronimo Martins SGPS SA	101,100	1,594,524

Russia—0.1%
Gazprom PJSC ADR	425,333	1,841,692

Singapore—1.8%
Singapore Exchange Ltd.	469,300	2,673,278
Singapore Telecommunications Ltd.	3,770,700	11,646,254
United Overseas Bank Ltd.	940,827	12,962,673
Wilmar International Ltd.	1,260,600	3,068,683

		30,350,888

South Africa—0.7%
Clicks Group Ltd.	72,000	598,550
Growthpoint Properties Ltd. REIT	1,235,702	2,158,832
Mondi plc	125,400	2,347,798
MTN Group Ltd.	187,263	1,819,894
Sasol Ltd.	80,500	2,177,827
Shoprite Holdings Ltd.	87,300	988,752
Woolworths Holdings Ltd./South Africa	413,995	2,370,561

		12,462,214

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint International Fund		Shares	Value
COMMON STOCKS—(Continued)
Spain—2.6%
Endesa SA		86,000	$1,725,632
Gamesa Corp. Tecnologica SA		236,300	4,708,050
Grifols SA		86,370	1,962,014
Grifols SA ADR		204,166	3,403,447
Iberdrola SA		2,170,659	14,807,298
Industria de Diseno Textil SA		169,600	5,697,536
Telefonica SA		1,227,526	11,653,904

			43,957,881

Sweden—2.3%
Bonava AB, Class B	*	45,000	542,508
Fastighets AB Balder, Class B	*	128,400	3,253,824
Hennes & Mauritz AB, Class B		160,000	4,707,331
Hexpol AB		357,200	3,668,057
NCC AB, Class B		45,000	1,044,863
Swedbank AB, Class A		133,491	2,803,723
Telia Co. AB		3,269,310	15,481,745
Volvo AB, Class B		642,100	6,378,824

			37,880,875

Switzerland—10.6%
ABB Ltd. (Registered)	*	858,809	16,997,632
Actelion Ltd. (Registered)	*	31,907	5,373,062
Adecco Group AG (Registered)		191,302	9,648,906
Autoneum Holding AG		21,446	5,031,202
Cie Financiere Richemont SA ADR		220,597	1,275,825
Galenica AG (Registered)		1,209	1,629,829
Givaudan SA (Registered)		3,200	6,443,278
Kuehne + Nagel International AG (Registered)		42,200	5,912,628
Lonza Group AG (Registered)	*	46,025	7,645,295
Nestle SA (Registered)		469,988	36,413,887
Novartis AG (Registered)		246,541	20,349,137
Roche Holding AG (Genusschein)		41,549	10,963,943
SGS SA (Registered)		2,650	6,070,491
Swatch Group AG (The) (Bearer)	†	10,100	2,939,119
Syngenta AG (Registered)		54,135	20,779,643
Wolseley plc		98,200	5,085,153
Zurich Insurance Group AG	*	58,213	14,400,892

			176,959,922

Taiwan—1.8%
Asustek Computer, Inc.		328,000	2,714,806
MediaTek, Inc.		345,000	2,636,338
Mega Financial Holding Co. Ltd.		4,327,806	3,273,430
Taiwan Mobile Co. Ltd.		966,000	3,376,404
Taiwan Semiconductor Manufacturing Co. Ltd.		2,060,000	10,381,776
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		289,200	7,585,716

			29,968,470

		Shares	Value
Turkey—0.1%
Turk Telekomunikasyon AS		774,388	$1,632,278

United Kingdom—14.4%
Aggreko plc		189,000	3,232,473
Aon plc		74,737	8,163,523
ARM Holdings plc		192,900	2,930,098
Babcock International Group plc		143,923	1,740,061
Beazley plc		631,900	3,072,132
BP plc		2,600,837	15,224,046
British American Tobacco plc		87,418	5,667,225
British Land Co. plc (The) REIT		437,200	3,549,755
Britvic plc		163,900	1,282,556
BT Group plc		600,580	3,301,148
Capital & Regional plc REIT		2,299,200	1,617,944
Coca-Cola European Partners plc		79,399	2,833,750
Compass Group plc		483,300	9,194,973
Delphi Automotive plc		73,393	4,594,402
Derwent London plc REIT		41,300	1,440,858
Diageo plc		280,405	7,833,300
Fiat Chrysler Automobiles NV		206,000	1,268,025
GlaxoSmithKline plc		955,282	20,514,690
Great Portland Estates plc REIT		159,400	1,334,249
Hammerson plc REIT		498,300	3,589,044
Imperial Brands plc		334,945	18,164,998
InterContinental Hotels Group plc		64,892	2,393,235
International Consolidated Airlines Group SA		620,786	3,078,908
Intertek Group plc		76,800	3,578,366
Kingfisher plc		257,093	1,104,236
Liberty Global plc, Series A	*	147,538	4,287,454
Liberty Global plc, Series C	*	225,483	6,460,088
Liberty Global plc LiLAC, Class A	*	18,408	593,847
Liberty Global plc LiLAC, Class C	*	28,133	914,050
Lloyds Banking Group plc		21,576,885	15,627,933
National Grid plc		918,768	13,510,785
NewRiver Retail Ltd. REIT		927,700	3,702,054
Reckitt Benckiser Group plc		64,500	6,467,522
Rentokil Initial plc		1,236,900	3,194,184
SABMiller plc		59,000	3,436,768
Segro plc REIT		932,400	5,168,150
Sky plc		455,100	5,171,504
Smith & Nephew plc		168,068	2,853,992
Tesco plc	*	5,726,625	13,449,531
Unilever plc		477,741	22,891,035
Willis Towers Watson plc		28,530	3,546,564

			241,979,456

United States—1.3%
Abbott Laboratories		58,144	2,285,641
Amazon.com, Inc.	*	4,388	3,140,141
Cognizant Technology Solutions Corp., Class A	*	146,404	8,380,165

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint International Fund		Shares	Value
COMMON STOCKS—(Continued)
Flextronics International Ltd.	*	263,800	$3,112,840
WABCO Holdings, Inc.	*	24,136	2,210,133
Yum! Brands, Inc.		32,724	2,713,474

			21,842,394

TOTAL COMMON STOCKS
(Cost $1,558,685,771)			1,606,417,611

PREFERRED STOCKS—0.7%
Brazil—0.3%
Banco Bradesco SA (Preference)		506,900	3,971,819
Suzano Papel e Celulose SA (Preference), Class A		533,600	1,883,705

			5,855,524

Germany—0.4%
Draegerwerk AG & Co. KGaA (Preference)		18,613	1,136,223
Henkel AG & Co. KGaA		38,686	4,727,838

			5,864,061

TOTAL PREFERRED STOCKS
(Cost $11,625,184)			11,719,585

MONEY MARKET FUNDS—6.0%
Institutional Money Market Funds—6.0%
Dreyfus Institutional Cash Advantage Fund, 0.39%	††¥	9,100,000	9,100,000
Fidelity Institutional Money Market: Government Portfolio—Institutional Class, 0.30%	††¥	9,100,000	9,100,000
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%		¥45,422,809	45,422,809
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%	††¥	9,110,117	9,110,117
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.43%	††¥	9,100,000	9,100,000

		Shares	Value
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.43%	††¥	9,100,000	$9,100,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.43%	††¥	9,100,000	9,100,000

TOTAL MONEY MARKET FUNDS
(Cost $100,032,926)			100,032,926

TOTAL INVESTMENTS—102.5%
(Cost $1,670,343,881)			1,718,170,122
Other assets less liabilities—(2.5%)			(41,427,667)

NET ASSETS—100.0%			$1,676,742,455

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $132,996)
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $4,009,871, which represents 0.2% of Net Assets. The illiquid 144A securities represented 0.2% of Net Assets, and 100.0% of total 144A securities held.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint International Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Pharmaceuticals	6.6%
Insurance	6.1%
Oil, Gas & Consumable Fuels	5.2%
Diversified Telecommunication Services	5.0%
Food Products	3.9%
Chemicals	3.5%
Automobiles	3.0%
Personal Products	2.9%
Wireless Telecommunication Services	2.9%
Banks	2.8%
Food & Staples Retailing	2.6%
Health Care Equipment & Supplies	2.4%
Electric Utilities	2.4%
Real Estate Management & Development	2.4%
Auto Components	2.4%
Real Estate Investment Trusts (REITs)	2.3%
Tobacco	2.2%
Machinery	2.1%
Electrical Equipment	2.0%
Semiconductors & Semiconductor Equipment	2.0%
Hotels, Restaurants & Leisure	1.6%
Software	1.6%
Technology Hardware, Storage & Peripherals	1.5%
Professional Services	1.5%
Beverages	1.4%
IT Services	1.4%
Multi-Utilities	1.4%
Textiles, Apparel & Luxury Goods	1.3%
Media	1.3%
Health Care Providers & Services	1.2%
Diversified Financial Services	1.0%
Biotechnology	1.0%
Specialty Retail	1.0%
Building Products	1.0%
Life Sciences Tools & Services	0.9%
Industrial Conglomerates	0.8%
Electronic Equipment, Instruments & Components	0.8%
Multiline Retail	0.8%
Gas Utilities	0.7%
Internet Software & Services	0.7%
Commercial Services & Supplies	0.7%
Airlines	0.6%
Aerospace & Defense	0.6%
Containers & Packaging	0.6%
Construction & Engineering	0.5%
Household Products	0.5%
Internet & Catalog Retail	0.5%
Trading Companies & Distributors	0.4%
Marine	0.4%
Metals & Mining	0.4%
Capital Markets	0.4%
Road & Rail	0.4%
Leisure Products	0.4%
Paper & Forest Products	0.3%
Household Durables	0.3%
Transportation Infrastructure	0.2%
Independent Power and Renewable Electricity Producers	0.2%
Construction Materials	0.2%

Health Care Technology	0.1%
Water Utilities	0.1%
Communications Equipment	0.1%
Distributors	0.1%
Energy Equipment & Services	0.1%
Thrifts & Mortgage Finance	0.1%

TOTAL COMMON STOCKS	95.8%

PREFERRED STOCKS
Household Products	0.3%
Banks	0.2%
Paper & Forest Products	0.1%
Health Care Equipment & Supplies	0.1%

TOTAL PREFERRED STOCKS	0.7%

MONEY MARKET FUNDS
Institutional Money Market Funds	6.0%

TOTAL INVESTMENTS	102.5%
Other assets less liabilities	(2.5)%

TOTAL NET ASSETS	100.0%

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund		Shares	Value
COMMON STOCKS—5.6%
Oil, Gas & Consumable Fuels—0.0%
Southwestern Energy Co.	*	3,741	$47,062

Real Estate Investment Trusts (REITs)—5.6%
Acadia Realty Trust REIT		5,501	195,396
Alexandria Real Estate Equities, Inc. REIT		5,750	595,240
American Campus Communities, Inc. REIT		10,219	540,279
American Homes 4 Rent, Class A REIT		13,691	280,392
Apartment Investment & Management Co., Class A REIT		12,321	544,095
Apple Hospitality REIT, Inc. REIT		12,355	232,398
Ashford Hospitality Prime, Inc. REIT		1,939	27,417
Ashford Hospitality Trust, Inc. REIT		6,600	35,442
AvalonBay Communities, Inc. REIT		10,725	1,934,683
Boston Properties, Inc. REIT		11,963	1,577,920
Brandywine Realty Trust REIT		13,800	231,840
Brixmor Property Group, Inc. REIT		16,113	426,350
Camden Property Trust REIT		6,839	604,704
Care Capital Properties, Inc. REIT		6,685	175,214
CBL & Associates Properties, Inc. REIT		11,880	110,603
Cedar Realty Trust, Inc. REIT		5,700	42,351
Colony Starwood Homes REIT		2,889	87,883
Columbia Property Trust, Inc. REIT		9,700	207,580
Corporate Office Properties Trust REIT		7,481	221,213
Cousins Properties, Inc. REIT		15,800	164,320
CubeSmart REIT		13,811	426,484
DCT Industrial Trust, Inc. REIT		7,011	336,808
DDR Corp. REIT		23,964	434,707
DiamondRock Hospitality Co. REIT		15,600	140,868
Digital Realty Trust, Inc. REIT		11,489	1,252,186
Douglas Emmett, Inc. REIT		11,000	390,720
Duke Realty Corp. REIT		26,942	718,274
DuPont Fabros Technology, Inc. REIT		5,833	277,301
EastGroup Properties, Inc. REIT		2,568	176,987
Education Realty Trust, Inc. REIT		5,127	236,560
Equity Commonwealth REIT	*	9,900	288,387
Equity LifeStyle Properties, Inc. REIT		6,312	505,276
Equity One, Inc. REIT		7,177	230,956
Equity Residential REIT		28,580	1,968,590

	Shares	Value
Essex Property Trust, Inc. REIT	5,096	$1,162,347
Extra Space Storage, Inc. REIT	9,751	902,358
Federal Realty Investment Trust REIT	5,547	918,306
FelCor Lodging Trust, Inc. REIT	10,100	62,923
First Industrial Realty Trust, Inc. REIT	9,100	253,162
First Potomac Realty Trust REIT	4,534	41,713
Forest City Realty Trust, Inc., Class A REIT	16,978	378,779
Franklin Street Properties Corp. REIT	6,854	84,099
General Growth Properties, Inc. REIT	45,397	1,353,739
HCP, Inc. REIT	36,377	1,287,018
Healthcare Realty Trust, Inc. REIT	8,238	288,248
Hersha Hospitality Trust REIT	3,675	63,026
Highwoods Properties, Inc. REIT	7,599	401,227
Hospitality Properties Trust REIT	12,014	346,003
Host Hotels & Resorts, Inc. REIT	58,201	943,438
Hudson Pacific Properties, Inc. REIT	6,911	201,663
Kilroy Realty Corp. REIT	7,179	475,896
Kimco Realty Corp. REIT	32,744	1,027,507
Kite Realty Group Trust REIT	6,475	181,494
LaSalle Hotel Properties REIT	8,786	207,174
Liberty Property Trust REIT	11,553	458,885
LTC Properties, Inc. REIT	2,899	149,965
Macerich Co. (The) REIT	9,830	839,384
Mack-Cali Realty Corp. REIT	7,096	191,592
Mid-America Apartment Communities, Inc. REIT	5,905	628,292
Monogram Residential Trust, Inc. REIT	13,224	135,017
National Storage Affiliates Trust REIT	1,784	37,143
New York REIT, Inc. REIT	12,906	119,380
NexPoint Residential Trust, Inc. REIT	1,667	30,339
Parkway Properties, Inc. REIT	6,300	105,399
Pebblebrook Hotel Trust REIT	5,618	147,473
Pennsylvania Real Estate Investment Trust REIT	5,423	116,323
Piedmont Office Realty Trust, Inc., Class A REIT	11,520	248,141
Post Properties, Inc. REIT	4,240	258,852
Prologis, Inc. REIT	41,079	2,014,514
PS Business Parks, Inc. REIT	1,556	165,060
Public Storage REIT	11,522	2,944,908
Ramco-Gershenson Properties Trust REIT	6,100	119,621
Regency Centers Corp. REIT	7,602	636,515
Retail Opportunity Investments Corp. REIT	7,857	170,261
Rexford Industrial Realty, Inc. REIT	5,081	107,158
RLJ Lodging Trust REIT	9,976	213,985

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund	Shares	Value
COMMON STOCKS—(Continued)
Rouse Properties, Inc. REIT	2,900	$52,925
Saul Centers, Inc. REIT	878	54,181
Senior Housing Properties Trust REIT	18,592	387,271
Seritage Growth Properties, Class A REIT	1,126	56,120
Silver Bay Realty Trust Corp. REIT	2,800	47,684
Simon Property Group, Inc. REIT	24,187	5,246,160
SL Green Realty Corp. REIT	7,861	836,961
Sovran Self Storage, Inc. REIT	3,590	376,663
Sun Communities, Inc. REIT	5,024	385,039
Sunstone Hotel Investors, Inc. REIT	16,863	203,536
Tanger Factory Outlet Centers, Inc. REIT	7,397	297,211
Taubman Centers, Inc. REIT	4,769	353,860
Tier REIT, Inc. REIT	3,600	55,188
UDR, Inc. REIT	20,805	768,121
Universal Health Realty Income Trust REIT	940	53,749
Urban Edge Properties REIT	7,295	217,829
Ventas, Inc. REIT	26,334	1,917,642
Vornado Realty Trust REIT	13,820	1,383,658
Washington Real Estate Investment Trust REIT	5,650	177,749
Weingarten Realty Investors REIT	8,998	367,298
Welltower, Inc. REIT	27,913	2,126,133
WP GLIMCHER, Inc. REIT	14,695	164,437
Xenia Hotels & Resorts, Inc. REIT	8,615	144,560

		51,711,726

TOTAL COMMON STOCKS
(Cost $43,083,005)		51,758,788

CONVERTIBLE PREFERRED STOCKS—1.8%
Diversified Telecommunication Services—0.1%
Frontier Communications Corp., Series A 11.125%	8,400	796,488

Energy Equipment & Services—0.1%
McDermott International, Inc. (Panama) 6.250%	46,400	799,449

Health Care Providers & Services—0.1%
Anthem, Inc. 5.250%	24,200	1,082,466

Oil, Gas & Consumable Fuels—0.5%
Anadarko Petroleum Corp. 7.500%	8,200	300,612
Hess Corp. 8.000%	8,500	644,130
Kinder Morgan, Inc., Series A 9.750%	15,200	742,520
Southwestern Energy Co., Series B 6.250%	66,900	2,013,690
WPX Energy, Inc., Series A 6.250%	17,000	784,890

		4,485,842

			Shares	Value
Pharmaceuticals—0.5%
Allergan plc, Series A (Ireland) 5.500%			4,470	$3,726,282
Teva Pharmaceutical Industries Ltd. (Israel) 7.000%			1,544	1,276,888

				5,003,170

Real Estate Investment Trusts (REITs)—0.5%
American Tower Corp. 5.500%			33,700	3,785,184
Crown Castle International Corp., Series A 4.500%			5,775	699,381

				4,484,565

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $16,970,848)				16,651,980

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—27.1%
Aerospace & Defense—0.2%
L-3 Communications Corp.
1.500%	05/28/2017	§	$1,500,000	1,501,647
Lockheed Martin Corp.
1.850%	11/23/2018		251,000	254,553

				1,756,200

Auto Components—0.0%
Johnson Controls, Inc.
1.400%	11/02/2017		300,000	301,035

Automobiles—1.3%
BMW US Capital LLC
1.500%	04/11/2019	^	800,000	806,057
Daimler Finance North America LLC
1.650%	03/02/2018	^	1,630,000	1,639,377
1.500%	07/05/2019	^	860,000	858,719
1.375%	08/01/2017	^	1,450,000	1,453,287
Hyundai Capital America
2.125%	10/02/2017	^	465,000	468,039
2.000%	03/19/2018	^	900,000	906,021
1.450%	02/06/2017	^	1,340,000	1,341,795
Nissan Motor Acceptance Corp.
2.000%	03/08/2019	^	1,140,000	1,154,264
Volkswagen Group of America Finance LLC
1.600%	11/20/2017	^	1,020,000	1,020,776
1.250%	05/23/2017	^	2,360,000	2,357,168

				12,005,503

Banks—8.0%
ANZ New Zealand Int’l Ltd. (New Zealand)
1.400%	04/27/2017	^	370,000	370,754
Australia & New Zealand Banking Group Ltd. MTN (Australia)
2.000%	11/16/2018		1,770,000	1,794,674
Banco Santander Chile (Chile)
1.529%	04/11/2017	#^	900,000	901,125
Bank of America Corp.
1.187%	05/02/2017	#	900,000	897,301
Bank of America Corp. MTN
1.717%	03/22/2018	#	1,700,000	1,709,328
1.700%	08/25/2017	§	1,240,000	1,244,990

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
1.450%	09/08/2017	^	$1,660,000	$1,659,477
1.200%	03/10/2017	^	600,000	600,583
BB&T Corp. MTN
1.297%	02/01/2019	#§	1,940,000	1,945,250
BNZ International Funding Ltd. (New Zealand)
1.900%	02/26/2018	^	1,900,000	1,914,968
Branch Banking & Trust Co., Bank Note
1.450%	05/10/2019		1,730,000	1,737,660
Capital One Bank USA NA, Bank Note
1.150%	11/21/2016	§	570,000	570,382
Capital One NA, Bank Note
1.650%	02/05/2018	§	670,000	670,811
1.500%	09/05/2017	§	1,520,000	1,519,736
CIT Group, Inc.
5.250%	03/15/2018	§	1,175,000	1,213,516
Citigroup, Inc.
2.326%	05/15/2018	#§	850,000	865,066
2.050%	12/07/2018		1,210,000	1,220,333
2.050%	06/07/2019		590,000	594,481
1.850%	11/24/2017		720,000	724,216
1.550%	08/14/2017		1,560,000	1,565,502
Citizens Bank NA MTN
1.600%	12/04/2017	§	1,900,000	1,901,417
Citizens Bank NA, Bank Note
2.300%	12/03/2018		260,000	263,551
Commonwealth Bank of Australia (Australia)
1.750%	11/02/2018	§	1,190,000	1,198,948
Commonwealth Bank of Australia MTN (Australia)
2.050%	03/15/2019	§	480,000	486,888
Compass Bank, Bank Note
1.850%	09/29/2017	§	1,220,000	1,216,798
Credit Agricole SA (France)
1.428%	04/15/2019	#^	2,300,000	2,292,990
Deutsche Bank AG MTN (Germany)
2.850%	05/10/2019		570,000	570,786
Discover Bank
2.600%	11/13/2018	§	1,800,000	1,828,080
Fifth Third Bancorp
5.450%	01/15/2017	§	825,000	845,431
Fifth Third Bank/Ohio, Bank Note
2.300%	03/15/2019	§	670,000	683,445
1.136%	11/18/2016	#	300,000	300,237
HSBC Bank plc (United Kingdom)
1.266%	05/15/2018	#^	1,690,000	1,683,287
Huntington National Bank (The)
2.200%	11/06/2018		680,000	688,702
1.350%	08/02/2016	§	400,000	400,029
Huntington National Bank (The), Bank Note
1.300%	11/20/2016	§	420,000	420,510
Industrial & Commercial Bank of China Ltd. MTN (China)
2.351%	11/13/2017		880,000	888,563
JPMorgan Chase & Co.
1.538%	01/25/2018	#	1,300,000	1,306,617
1.146%	02/15/2017	#	880,000	881,040
KeyBank NA
1.152%	11/25/2016	#	380,000	380,157
KeyBank NA, Bank Note
2.350%	03/08/2019	§	790,000	807,233
1.100%	11/25/2016	§	300,000	300,188

Coupon Rate	Maturity Date		Face	Value
Lloyds Bank plc (United Kingdom)
2.300%	11/27/2018	§	$420,000	$422,512
Macquarie Bank Ltd. (Australia)
1.600%	10/27/2017	^	1,800,000	1,802,270
1.266%	10/27/2017	#^	450,000	449,164
Manufacturers & Traders Trust Co., Bank Note
1.400%	07/25/2017	§	1,700,000	1,702,020
Mitsubishi UFJ Trust & Banking Corp. (Japan)
1.600%	10/16/2017	^	1,040,000	1,043,802
Mizuho Bank Ltd. (Japan)
1.700%	09/25/2017	^	890,000	893,318
1.300%	04/16/2017	^	810,000	809,959
1.280%	03/26/2018	#^	1,450,000	1,447,106
1.090%	09/25/2017	#^	300,000	299,513
National Australia Bank Ltd. (Australia)
1.300%	06/30/2017	^	340,000	340,550
Nederlandse Waterschapsbank NV (Netherlands)
1.250%	09/18/2017	^	3,300,000	3,317,955
Nordea Bank AB (Sweden)
1.875%	09/17/2018	^	680,000	687,146
PNC Bank NA, Bank Note
1.950%	03/04/2019	§	1,150,000	1,167,747
Regions Financial Corp.
2.000%	05/15/2018	§	1,150,000	1,152,510
Royal Bank of Canada MTN (Canada)
1.625%	04/15/2019	§	2,440,000	2,459,093
Santander UK plc (United Kingdom)
2.500%	03/14/2019		270,000	272,861
1.650%	09/29/2017	§	1,545,000	1,544,963
1.166%	03/13/2017	#	800,000	800,030
Standard Chartered plc (United Kingdom)
1.500%	09/08/2017	^	2,900,000	2,889,615
SunTrust Bank
5.200%	01/17/2017	§	895,000	913,252
SunTrust Bank, Bank Note
1.350%	02/15/2017	§	1,200,000	1,201,598
1.066%	02/15/2017	#	430,000	429,823
Wells Fargo Bank NA
1.750%	05/24/2019	§	1,770,000	1,794,700
Wells Fargo Bank NA, Bank Note
1.650%	01/22/2018	§	920,000	928,040
Westpac Banking Corp. (Australia)
1.950%	11/23/2018	§	1,725,000	1,748,410

				73,583,007

Beverages—0.3%
Anheuser-Busch InBev Finance, Inc.
1.900%	02/01/2019	§	690,000	702,156
Coca-Cola Co. (The)
0.875%	10/27/2017		202,000	202,307
Suntory Holdings Ltd. (Japan)
1.650%	09/29/2017	^	1,620,000	1,625,613

				2,530,076

Biotechnology—0.4%
Amgen, Inc.
1.250%	05/22/2017		2,660,000	2,664,868
Celgene Corp.
2.125%	08/15/2018	§	680,000	690,519

				3,355,387

Capital Markets—1.7%
Bank of New York Mellon Corp. (The) MTN
1.197%	08/01/2018	#§	1,188,000	1,192,884

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Credit Suisse AG (Switzerland)
1.750%	01/29/2018	§	$500,000	$500,531
Credit Suisse AG MTN (Switzerland)
1.375%	05/26/2017	§	3,240,000	3,243,078
Goldman Sachs Group, Inc. (The) MTN
1.726%	11/15/2018	#§	1,240,000	1,243,456
Hutchison Whampoa International 12 II Ltd. (Cayman Islands)
2.000%	11/08/2017	^	530,000	536,044
ING Bank NV (Netherlands)
2.300%	03/22/2019	^	1,140,000	1,160,041
2.000%	11/26/2018	^	1,365,000	1,380,010
Morgan Stanley
1.774%	01/27/2020	#	1,630,000	1,637,136
Morgan Stanley MTN
6.625%	04/01/2018		630,000	683,061
2.450%	02/01/2019	§	1,280,000	1,304,842
1.378%	07/23/2019	#	1,250,000	1,240,116
UBS AG MTN (Switzerland)
1.800%	03/26/2018		1,650,000	1,666,120

				15,787,319

Chemicals—0.1%
Ashland, Inc.
3.875%	04/15/2018		940,000	962,325

Commercial Services & Supplies—0.0%
Aramark Services, Inc.
5.750%	03/15/2020		162,000	166,961

Communications Equipment—0.1%
Cisco Systems, Inc.
1.600%	02/28/2019	§	690,000	700,657

Consumer Finance—2.5%
Ally Financial, Inc.
3.250%	09/29/2017		2,060,000	2,075,450
American Express Co.
1.244%	05/22/2018	#	1,270,000	1,267,567
American Express Credit Corp. MTN
1.125%	06/05/2017		230,000	230,000
Capital One Financial Corp.
6.150%	09/01/2016		770,000	776,019
Ford Motor Credit Co. LLC
3.000%	06/12/2017		870,000	883,456
2.021%	05/03/2019	§	1,120,000	1,130,304
1.684%	09/08/2017		1,670,000	1,674,164
Ford Motor Credit Co. LLC, Series 1
1.486%	03/12/2019	#	410,000	408,443
General Motors Financial Co., Inc.
3.000%	09/25/2017		730,000	741,020
2.400%	04/10/2018		2,900,000	2,924,038
2.400%	05/09/2019		610,000	612,117
HSBC USA, Inc.
1.700%	03/05/2018		1,120,000	1,120,983
International Lease Finance Corp.
3.875%	04/15/2018	§	2,320,000	2,368,302
John Deere Capital Corp. MTN
1.400%	03/15/2017	§	1,233,000	1,237,833
1.125%	06/12/2017		760,000	761,603
PACCAR Financial Corp. MTN
1.280%	12/06/2018	#	560,000	563,082
1.100%	06/06/2017		320,000	320,723

Coupon Rate	Maturity Date		Face	Value
Synchrony Financial
3.000%	08/15/2019	§	$380,000	$386,612
2.600%	01/15/2019		240,000	242,769
1.875%	08/15/2017	§	1,245,000	1,247,267
1.867%	02/03/2020	#	550,000	533,071
Toyota Motor Credit Corp. MTN
1.125%	05/16/2017		1,250,000	1,251,943

				22,756,766

Diversified Financial Services—0.7%
Bank Nederlandse Gemeenten NV (Netherlands)
1.000%	02/12/2018	^	2,320,000	2,325,468
Shell International Finance BV (Netherlands)
1.625%	11/10/2018	§	1,040,000	1,050,912
1.375%	05/10/2019		1,150,000	1,154,479
1.250%	11/10/2017	§	1,080,000	1,083,174
1.210%	11/10/2018	#§	570,000	570,420

				6,184,453

Diversified Telecommunication Services—1.0%
AT&T, Inc.
5.500%	02/01/2018	§	450,000	479,144
2.300%	03/11/2019	§	1,940,000	1,982,577
1.577%	11/27/2018	#	1,400,000	1,407,700
British Telecommunications plc (United Kingdom)
1.250%	02/14/2017	§	200,000	200,083
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017	§	430,000	435,735
SBA Communications Corp.
5.625%	10/01/2019	§	850,000	880,813
Verizon Communications, Inc.
2.406%	09/14/2018	#	850,000	871,488
2.183%	09/15/2016	#§	900,000	902,337
1.426%	06/17/2019	#§	540,000	542,968
1.350%	06/09/2017	§	1,350,000	1,353,923

				9,056,768

Electric Utilities—0.5%
Duke Energy Corp.
1.034%	04/03/2017	#§	620,000	619,641
Electricite de France SA (France)
1.150%	01/20/2017	^	620,000	620,050
1.094%	01/20/2017	#^	350,000	350,396
Southern California Edison Co.
1.845%	02/01/2022		2,657,143	2,641,123
Southern Power Co.
1.850%	12/01/2017		360,000	362,966

				4,594,176

Electronic Equipment, Instruments & Components—0.1%
Amphenol Corp.
1.550%	09/15/2017		380,000	380,230
Fortive Corp.
1.800%	06/15/2019	^	370,000	372,640

				752,870

Energy Equipment & Services—0.3%
Cameron International Corp.
1.400%	06/15/2017		620,000	620,379
Nabors Industries, Inc.
2.350%	09/15/2016		1,550,000	1,547,677
National Oilwell Varco, Inc.
1.350%	12/01/2017	§	930,000	923,577

				3,091,633

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Food & Staples Retailing—0.3%
CVS Health Corp.
1.900%	07/20/2018		$855,000	$868,370
Kroger Co. (The)
2.200%	01/15/2017	§	400,000	402,526
Sysco Corp.
1.900%	04/01/2019		340,000	344,318
Walgreens Boots Alliance, Inc.
1.750%	11/17/2017		490,000	493,661
1.750%	05/30/2018		740,000	746,129

				2,855,004

Food Products—0.4%
General Mills, Inc.
1.400%	10/20/2017		800,000	804,661
Kraft Heinz Foods Co.
2.000%	07/02/2018	^	1,670,000	1,691,812
Want Want China Finance Ltd. (Virgin Islands, British)
1.875%	05/14/2018	^	850,000	848,807
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	300,000	303,286

				3,648,566

Gas Utilities—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019		1,180,000	1,203,600

Health Care Equipment & Supplies—0.6%
Becton Dickinson and Co.
1.800%	12/15/2017		360,000	363,072
1.450%	05/15/2017		2,810,000	2,817,902
Medtronic, Inc.
1.500%	03/15/2018		340,000	343,036
Stryker Corp.
2.000%	03/08/2019	§	550,000	559,464
Zimmer Biomet Holdings, Inc.
2.700%	04/01/2020		180,000	182,343
2.000%	04/01/2018	§	1,590,000	1,603,970

				5,869,787

Health Care Providers & Services—0.8%
Aetna, Inc.
1.900%	06/07/2019		2,550,000	2,584,955
1.700%	06/07/2018		510,000	514,335
Anthem, Inc.
2.375%	02/15/2017	§	1,645,000	1,657,328
Express Scripts Holding Co.
1.250%	06/02/2017		860,000	859,591
McKesson Corp.
1.292%	03/10/2017	§	300,000	300,618
Tenet Healthcare Corp.
6.250%	11/01/2018	§	1,412,000	1,496,720

				7,413,547

Hotels, Restaurants & Leisure—0.0%
Carnival Corp. (Panama)
1.875%	12/15/2017	§	320,000	323,077

Household Durables—0.3%
Newell Brands, Inc.
2.600%	03/29/2019	§	520,000	533,966
2.150%	10/15/2018		1,640,000	1,658,273

Coupon Rate	Maturity Date		Face	Value
Whirlpool Corp.
1.650%	11/01/2017		$410,000	$412,690

				2,604,929

Independent Power and Renewable Electricity Producers—0.3%
AES Corp. (The)
3.673%	06/01/2019	#	577,000	577,000
Talen Energy Supply LLC
4.625%	07/15/2019	^	2,015,000	1,783,275
TransAlta Corp. (Canada)
1.900%	06/03/2017		225,000	223,166

				2,583,441

Insurance—0.6%
Berkshire Hathaway Finance Corp.
1.700%	03/15/2019	§	1,030,000	1,047,240
Jackson National Life Global Funding
1.250%	02/21/2017	^	1,000,000	1,000,507
Metropolitan Life Global Funding I
1.950%	12/03/2018	^	1,260,000	1,279,082
Prudential Financial, Inc. MTN
1.406%	08/15/2018	#§	800,000	798,523
QBE Insurance Group Ltd. (Australia)
2.400%	05/01/2018	^	460,000	464,513
TIAA Asset Management Finance Co. LLC
2.950%	11/01/2019	^	1,180,000	1,209,815

				5,799,680

Internet Software & Services—0.2%
Alibaba Group Holding Ltd. (Cayman Islands)
2.500%	11/28/2019		200,000	202,658
1.625%	11/28/2017		500,000	501,552
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017	§	560,000	565,758
eBay, Inc.
2.500%	03/09/2018		490,000	499,147

				1,769,115

IT Services—0.1%
Fidelity National Information Services, Inc.
2.000%	04/15/2018	§	470,000	472,544
1.450%	06/05/2017		290,000	289,723

				762,267

Life Sciences Tools & Services—0.0%
Thermo Fisher Scientific, Inc.
2.150%	12/14/2018		380,000	384,544

Machinery—0.2%
CNH Industrial Capital LLC
3.875%	07/16/2018		1,220,000	1,229,150
Stanley Black & Decker, Inc.
2.451%	11/17/2018	§	1,010,000	1,032,552

				2,261,702

Marine—0.2%
AP Moeller—Maersk A/S (Denmark)
2.550%	09/22/2019	^	1,450,000	1,479,573

Media—0.6%
DISH DBS Corp.
4.625%	07/15/2017	§	1,120,000	1,142,400
Lions Gate Entertainment Corp. (Canada)
5.250%	08/01/2018		1,620,000	1,644,300

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
NBCUniversal Enterprise, Inc.
1.313%	04/15/2018	#^	$570,000	$572,581
Thomson Reuters Corp. (Canada)
1.650%	09/29/2017	§	1,380,000	1,386,326
1.300%	02/23/2017	§	700,000	700,229

				5,445,836

Metals & Mining—0.4%
Freeport-McMoRan, Inc.
2.150%	03/01/2017	§	500,000	498,750
Glencore Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	1,976,000	1,969,216
Glencore Funding LLC
1.988%	01/15/2019	#^	1,090,000	1,032,775

				3,500,741

Multi-Utilities—0.1%
Dominion Resources, Inc.
2.962%	07/01/2019		350,000	356,566
TECO Finance, Inc.
1.229%	04/10/2018	#	440,000	433,587

				790,153

Oil, Gas & Consumable Fuels—1.2%
BP Capital Markets plc (United Kingdom)
1.674%	02/13/2018	§	1,980,000	1,995,660
1.140%	05/10/2018	#	440,000	438,198
Canadian Natural Resources Ltd. (Canada)
1.750%	01/15/2018	§	1,050,000	1,041,198
Chevron Corp.
1.790%	11/16/2018	§	800,000	810,985
1.344%	11/09/2017	§	750,000	753,334
CNPC General Capital Ltd. (Virgin Islands, British)
1.526%	05/14/2017	#^	1,100,000	1,099,957
Devon Energy Corp.
1.193%	12/15/2016	#	1,060,000	1,053,489
Enbridge, Inc. (Canada)
1.296%	10/01/2016	#	410,000	408,308
1.136%	06/02/2017	#	640,000	628,898
Exxon Mobil Corp.
1.708%	03/01/2019	§	570,000	579,486
1.439%	03/01/2018		280,000	282,546
Hess Corp.
1.300%	06/15/2017	§	710,000	705,414
Kinder Morgan, Inc.
3.050%	12/01/2019		470,000	475,282
2.000%	12/01/2017		450,000	447,747
Murphy Oil Corp.
3.500%	12/01/2017	§	500,000	498,700
Phillips 66
2.950%	05/01/2017	§	310,000	314,602

				11,533,804

Pharmaceuticals—1.1%
AbbVie, Inc.
1.800%	05/14/2018		1,080,000	1,088,076
1.750%	11/06/2017	§	1,620,000	1,630,104
Actavis Funding SCS (Luxembourg)
2.350%	03/12/2018		1,705,000	1,728,950
1.911%	03/12/2020	#§	1,210,000	1,214,342
1.300%	06/15/2017	§	1,100,000	1,098,382

Coupon Rate	Maturity Date		Face	Value
Baxalta, Inc.
2.000%	06/22/2018		$490,000	$490,485
1.427%	06/22/2018	#	890,000	880,847
Mylan NV (Netherlands)
2.500%	06/07/2019	^	1,090,000	1,105,248
Perrigo Co. plc (Ireland)
1.300%	11/08/2016	§	1,100,000	1,098,934

				10,335,368

Real Estate Investment Trusts (REITs)—0.0%
Ventas Realty LP
1.250%	04/17/2017	§	230,000	230,108

Real Estate Management & Development—0.1%
WEA Finance LLC/Westfield UK & Europe Finance plc
2.700%	09/17/2019	^	250,000	255,189
1.750%	09/15/2017	^	780,000	782,484

				1,037,673

Road & Rail—0.4%
Hertz Corp. (The)
6.750%	04/15/2019	§	502,000	512,581
JB Hunt Transport Services, Inc.
2.400%	03/15/2019	§	600,000	606,663
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.750%	05/11/2017	^	570,000	580,898
3.200%	07/15/2020	^	1,000,000	1,023,770
2.500%	06/15/2019	^	440,000	445,099
Ryder System, Inc. MTN
2.500%	03/01/2017	§	620,000	624,241

				3,793,252

Semiconductors & Semiconductor Equipment—0.1%
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	510,000	511,603

Software—0.0%
Autodesk, Inc.
1.950%	12/15/2017	§	490,000	491,351

Specialty Retail—0.1%
Penske Automotive Group, Inc.
5.500%	05/15/2026		560,000	533,400

Technology Hardware, Storage & Peripherals—0.9%
Apple, Inc.
1.700%	02/22/2019		400,000	406,928
1.300%	02/23/2018		300,000	302,112
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.875%	06/15/2021	^	260,000	265,372
3.480%	06/01/2019	^	2,610,000	2,675,550
Hewlett Packard Enterprise Co.
2.850%	10/05/2018	^	2,720,000	2,786,958
2.450%	10/05/2017	^	1,110,000	1,124,731
Western Digital Corp.
10.500%	04/01/2024	^	785,000	841,913

				8,403,564

Thrifts & Mortgage Finance—0.3%
Astoria Financial Corp.
5.000%	06/19/2017	§	1,120,000	1,148,350
Santander Bank NA
2.000%	01/12/2018	§	1,200,000	1,199,767

				2,348,117

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Tobacco—0.3%
BAT International Finance plc (United Kingdom)
1.163%	06/15/2018	#^	$360,000	$359,416
Imperial Brands Finance plc (United Kingdom)
2.050%	07/20/2018	^	1,270,000	1,284,878
Reynolds American, Inc.
2.300%	06/12/2018		720,000	731,896

				2,376,190

Trading Companies & Distributors—0.2%
Aircastle Ltd. (Bermuda)
6.750%	04/15/2017	§	1,555,000	1,604,696
GATX Corp.
2.500%	07/30/2019	§	600,000	606,558

				2,211,254

TOTAL CORPORATE OBLIGATIONS
(Cost $248,790,148)				250,086,382

FLOATING RATE LOANS—0.3%**
ARAMARK Corp., Extended Term Loan
3.250%	09/07/2019	#	1,352,674	1,356,266
CDW LLC, Term Loan
3.250%	04/29/2020	#	1,462,228	1,463,040

TOTAL FLOATING RATE LOANS
(Cost $2,805,094)				2,819,306

MORTGAGE-BACKED SECURITIES—5.5%
Commercial Mortgage-Backed Securities— 2.4%
American Homes 4 Rent, Series 2014-SFR1, Class A
1.446%	06/17/2031	#^	511,077	505,369
Colony American Homes, Series 2014-1A, Class A
1.596%	05/17/2031	#^	521,198	517,268
Colony American Homes, Series 2014-2A, Class A
1.401%	07/17/2031	#^	1,874,205	1,847,637
Colony American Homes, Series 2015-1A, Class A
1.646%	07/17/2032	#^	3,482,842	3,456,693
Hilton USA Trust, Series 2013-HLF, Class AFL
1.463%	11/05/2030	#^	2,420,927	2,418,032
Invitation Homes Trust, Series 2013-SFR1, Class A
1.596%	12/17/2030	#^	1,160,255	1,155,936
Invitation Homes Trust, Series 2014-SFR1, Class A
1.446%	06/17/2031	#^	5,101,188	5,027,587
Invitation Homes Trust, Series 2014-SFR2, Class A
1.546%	09/17/2031	#^	3,102,562	3,075,765
Invitation Homes Trust, Series 2015-SFR3, Class A
1.746%	08/17/2032	#^	1,361,950	1,355,222

Coupon Rate	Maturity Date		Face	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A
1.692%	01/15/2032	#^	$2,390,000	$2,375,745
LA Arena Funding LLC, Series 1, Class A
7.656%	12/15/2026	^	336,175	367,289

				22,102,543

Non-Agency Mortgage-Backed Securities—2.1%
Bank of America Mortgage Securities, Inc., Series 2002-K, Class 1A4
3.019%	10/20/2032	#	383,248	385,262
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-3, Class 2A1
5.000%	04/25/2019		19,946	20,181
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	1,956,570	1,853,210
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.903%	11/25/2023	#	946,842	951,076
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class M1
1.503%	03/25/2025	#	289,761	290,026
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQA2, Class M1
1.603%	05/25/2028	#	758,442	759,034
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M1
1.703%	10/25/2028	#	1,317,945	1,318,269
Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1
2.453%	10/25/2023	#	999,356	1,004,469
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1
2.053%	01/25/2024	#	1,199,771	1,199,388
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 1M1
1.403%	05/25/2024	#	1,403,229	1,394,018
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 2M1
1.403%	05/25/2024	#	627,828	625,065
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C03, Class 1M1
1.653%	07/25/2024	#	1,612,742	1,617,241
Federal National Mortgage Association Connecticut Avenue Securities, Series 2016-C02, Class 1M1
2.603%	09/25/2028	#	1,296,843	1,312,670
GSAMP Trust, Series 2004-SEA2, Class M1
1.103%	03/25/2034	#	514,839	514,839
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%	03/25/2043	#^	615,721	624,692

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Option One Mortgage Loan Trust, Series 2005-4, Class A3
0.713%	11/25/2035	#	$470,523	$469,028
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	488,787	492,615
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	140,614	140,887
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	660,687	638,121
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	1,266,160	1,233,590
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	735,044	735,304
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065	#^	428,936	429,639
Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2
1.133%	01/25/2033	#	1,225,737	1,134,568

				19,143,192

U.S. Government Agency Mortgage-Backed Securities—1.0%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038	^	3,459,527	3,594,830
Federal Home Loan Mortgage Corp.
2.754%	12/01/2039	#	114,315	120,973
2.614%	09/01/2035	#	2,035,388	2,154,064
Federal National Mortgage Association
3.109%	07/01/2041	#	1,451,163	1,533,027
2.968%	06/01/2041	#	570,275	591,148
2.840%	03/01/2036	#	87,347	93,557
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.915%	10/07/2020	#	751,863	753,572
National Credit Union Administration Guaranteed Notes, Series 2011-R4, Class 1A
0.845%	03/06/2020	#	341,739	341,912

				9,183,083

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $50,679,997)				50,428,818

CONVERTIBLE DEBT OBLIGATIONS—36.4%
Aerospace & Defense—0.1%
KEYW Holding Corp. (The)
2.500%	07/15/2019		1,180,000	1,095,188

Air Freight & Logistics—0.4%
Atlas Air Worldwide Holdings, Inc.
2.250%	06/01/2022		1,003,000	977,298

Coupon Rate	Maturity Date		Face	Value
Echo Global Logistics, Inc.
2.500%	05/01/2020		$2,450,000	$2,325,969

				3,303,267

Auto Components—0.1%
Meritor, Inc.
7.875%	03/01/2026		408,000	460,020

Automobiles—0.4%
Tesla Motors, Inc.
1.250%	03/01/2021		2,400,000	1,984,500
0.250%	03/01/2019		1,705,000	1,517,450

				3,501,950

Biotechnology—1.2%
BioMarin Pharmaceutical, Inc.
1.500%	10/15/2020		1,660,000	1,927,675
0.750%	10/15/2018		3,855,000	4,300,734
Cepheid, Inc.
1.250%	02/01/2021		3,170,000	2,763,844
Intercept Pharmaceuticals, Inc.
3.250%	07/01/2023		1,035,000	1,035,000
Medicines Co. (The)
2.750%	07/15/2023	^	1,300,000	1,252,875

				11,280,128

Capital Markets—0.5%
Ares Capital Corp.
4.375%	01/15/2019		4,225,000	4,409,844

Commercial Services & Supplies—0.3%
Live Nation Entertainment, Inc.
2.500%	05/15/2019		3,087,000	3,110,152

Communications Equipment—1.1%
Brocade Communications Systems, Inc.
1.375%	01/01/2020		1,470,000	1,449,788
Ciena Corp.
3.750%	10/15/2018	^	1,310,000	1,535,156
InterDigital, Inc.
1.500%	03/01/2020		5,963,000	6,197,793
Palo Alto Networks, Inc.
0.000%	07/01/2019		635,000	812,403

				9,995,140

Construction & Engineering—1.0%
Dycom Industries, Inc.
0.750%	09/15/2021	^	6,235,000	7,131,281
Tutor Perini Corp.
2.875%	06/15/2021	^	1,610,000	1,690,500

				8,821,781

Construction Materials—0.3%
Cemex SAB de CV (Mexico)
3.720%	03/15/2020		2,905,000	2,721,622

				2,721,622

Consumer Finance—0.3%
Encore Capital Group, Inc.
3.000%	07/01/2020		2,205,000	1,715,765
PRA Group, Inc.
3.000%	08/01/2020		1,383,000	1,084,791

				2,800,556

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Electronic Equipment, Instruments & Components—0.4%
Knowles Corp.
3.250%	11/01/2021	^	$1,705,000	$1,745,494
TTM Technologies, Inc.
1.750%	12/15/2020		2,243,000	2,234,589

				3,980,083

Energy Equipment & Services—0.5%
SEACOR Holdings, Inc.
3.000%	11/15/2028		1,590,000	1,279,950
2.500%	12/15/2027		700,000	687,750
Weatherford International Ltd. (Bermuda)
5.875%	07/01/2021		2,515,000	2,739,778

				4,707,478

Health Care Equipment & Supplies—2.5%
Hologic, Inc.
0.000%	12/15/2043		1,335,000	1,623,694
Hologic, Inc., Series 2012
2.000%	03/01/2042		1,765,000	2,268,025
Insulet Corp.
2.000%	06/15/2019		1,728,000	1,645,920
Integra LifeSciences Holdings Corp.
1.625%	12/15/2016		1,955,000	2,975,265
Nevro Corp.
1.750%	06/01/2021		1,320,000	1,391,775
NuVasive, Inc.
2.250%	03/15/2021	^	5,405,000	6,425,194
Spectranetics Corp. (The)
2.625%	06/01/2034		1,416,000	1,256,700
Wright Medical Group NV (Netherlands)
2.250%	11/15/2021	^	2,775,000	2,868,656
Wright Medical Group, Inc.
2.000%	02/15/2020		2,800,000	2,572,500

				23,027,729

Health Care Providers & Services—1.0%
Brookdale Senior Living, Inc.
2.750%	06/15/2018		3,020,000	2,961,488
HealthSouth Corp.
2.000%	12/01/2043		2,176,000	2,550,000
Healthways, Inc.
1.500%	07/01/2018		1,195,000	1,128,528
Molina Healthcare, Inc.
1.625%	08/15/2044		2,275,000	2,481,172

				9,121,188

Health Care Technology—1.2%
Allscripts Healthcare Solutions, Inc.
1.250%	07/01/2020		4,790,000	4,807,962
Medidata Solutions, Inc.
1.000%	08/01/2018		5,840,000	6,358,300

				11,166,262

Household Durables—0.7%
CalAtlantic Group, Inc.
1.625%	05/15/2018		2,180,000	2,805,387
0.250%	06/01/2019		720,000	670,050

Coupon Rate	Maturity Date		Face	Value
Toll Brothers Finance Corp.
0.500%	09/15/2032		$3,410,000	$3,354,588

				6,830,025

Independent Power and Renewable Electricity Producers—0.3%
NRG Yield, Inc.
3.500%	02/01/2019	^	1,055,000	1,029,285
Pattern Energy Group, Inc.
4.000%	07/15/2020	^	1,710,000	1,734,581

				2,763,866

Industrial Conglomerates—0.2%
Siemens Financieringsmaatschappij NV (Netherlands)
1.650%	08/16/2019		2,000,000	2,185,900

Insurance—0.2%
AmTrust Financial Services, Inc.
2.750%	12/15/2044		1,895,000	1,468,625

Internet & Catalog Retail—2.3%
Ctrip.com International Ltd. (Cayman Islands)
1.990%	07/01/2025		1,530,000	1,661,006
1.000%	07/01/2020		4,615,000	4,880,363
Priceline Group, Inc. (The)
0.900%	09/15/2021		2,438,000	2,474,570
0.350%	06/15/2020		6,257,000	7,367,617
Shutterfly, Inc.
0.250%	05/15/2018		3,070,000	3,056,569
Vipshop Holdings Ltd. (Cayman Islands)
1.500%	03/15/2019		1,875,000	1,851,562

				21,291,687

Internet Software & Services—2.2%
Akamai Technologies, Inc.
0.000%	02/15/2019		4,130,000	4,080,977
Envestnet, Inc.
1.750%	12/15/2019		1,095,000	990,975
j2 Global, Inc.
3.250%	06/15/2029		3,252,000	3,662,565
Twitter, Inc.
1.000%	09/15/2021		4,400,000	3,938,000
Web.com Group, Inc.
1.000%	08/15/2018		2,340,000	2,163,037
WebMD Health Corp.
2.625%	06/15/2023	^	2,545,000	2,495,690
2.500%	01/31/2018		125,000	137,969
Yahoo!, Inc.
0.000%	12/01/2018		2,795,000	2,788,013

				20,257,226

IT Services—1.2%
Cardtronics, Inc.
1.000%	12/01/2020		5,802,000	5,845,515
CSG Systems International, Inc.
4.250%	03/15/2036	^	1,475,000	1,559,813
Euronet Worldwide, Inc.
1.500%	10/01/2044		2,870,000	3,305,881

				10,711,209

Life Sciences Tools & Services—0.3%
Illumina, Inc.
0.500%	06/15/2021		135,000	135,506
0.000%	06/15/2019		2,935,000	2,872,631

				3,008,137

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Machinery—0.1%
Chart Industries, Inc.
2.000%	08/01/2018		$1,063,000	$994,569

Media—0.4%
Liberty Media Corp.
1.375%	10/15/2023		3,750,000	3,742,969

Metals & Mining—1.4%
Newmont Mining Corp., Series B
1.625%	07/15/2017		2,046,000	2,294,078
Royal Gold, Inc.
2.875%	06/15/2019		2,485,000	2,671,375
RTI International Metals, Inc.
1.625%	10/15/2019		4,396,000	4,681,740
Stillwater Mining Co.
1.750%	10/15/2032		2,574,000	2,915,055

				12,562,248

Oil, Gas & Consumable Fuels—0.3%
Cheniere Energy, Inc.
4.250%	03/15/2045		1,180,000	672,600
Scorpio Tankers, Inc. (Marshall Islands)
2.375%	07/01/2019	^	1,730,000	1,312,638
Whiting Petroleum Corp.
1.250%	04/01/2020		1,170,000	931,612

				2,916,850

Personal Products—0.5%
Herbalife Ltd. (Cayman Islands)
2.000%	08/15/2019		4,501,000	4,461,639

Pharmaceuticals—1.9%
Depomed, Inc.
2.500%	09/01/2021		1,432,000	1,733,615
Horizon Pharma Investment Ltd. (Bermuda)
2.500%	03/15/2022		2,288,000	2,084,940
Impax Laboratories, Inc.
2.000%	06/15/2022	^	3,958,000	3,478,092
Ironwood Pharmaceuticals, Inc.
2.250%	06/15/2022		2,420,000	2,491,088
Jazz Investments I Ltd. (Bermuda)
1.875%	08/15/2021		6,159,000	6,624,774
Teva Pharmaceutical Finance Co. LLC, Series C
0.250%	02/01/2026		1,055,000	1,327,322

				17,739,831

Professional Services—0.5%
Huron Consulting Group, Inc.
1.250%	10/01/2019		4,765,000	4,863,278

Real Estate Investment Trusts (REITs)—2.7%
Apollo Commercial Real Estate Finance, Inc.
5.500%	03/15/2019		469,000	478,382
Blackstone Mortgage Trust, Inc.
5.250%	12/01/2018		1,015,000	1,079,706
Colony Capital, Inc.
5.000%	04/15/2023		1,496,000	1,428,680
Colony Starwood Homes
3.000%	07/01/2019		1,560,000	1,727,700
Empire State Realty OP LP
2.625%	08/15/2019	^	1,897,000	2,086,700

Coupon Rate	Maturity Date		Face	Value
Extra Space Storage LP
3.125%	10/01/2035	^	$4,763,000	$5,444,705
National Health Investors, Inc.
3.250%	04/01/2021		2,160,000	2,394,900
Spirit Realty Capital, Inc.
3.750%	05/15/2021		585,000	655,203
2.875%	05/15/2019		3,430,000	3,706,561
Starwood Property Trust, Inc.
4.550%	03/01/2018		5,352,000	5,602,875

				24,605,412

Semiconductors & Semiconductor Equipment—3.7%
Cypress Semiconductor Corp.
4.500%	01/15/2022	^	1,060,000	1,138,175
Inphi Corp.
1.125%	12/01/2020	^	1,963,000	2,084,461
Integrated Device Technology, Inc.
0.875%	11/15/2022	^	3,935,000	3,807,113
Intel Corp.
2.950%	12/15/2035		2,645,000	3,426,928
Lam Research Corp.
1.250%	05/15/2018		1,615,000	2,355,881
Microchip Technology, Inc.
1.625%	02/15/2025		6,800,000	7,560,750
Micron Technology, Inc., Series G
3.000%	11/15/2043		1,716,000	1,319,175
NVIDIA Corp.
1.000%	12/01/2018		210,000	490,350
NXP Semiconductors NV (Netherlands)
1.000%	12/01/2019		5,341,000	5,831,704
ON Semiconductor Corp.
1.000%	12/01/2020		3,000,000	2,696,250
STMicroelectronics NV (Netherlands)
0.000%	07/03/2019		2,000,000	1,858,000
SunPower Corp.
4.000%	01/15/2023	^	1,705,000	1,508,925

				34,077,712

Software—4.8%
BroadSoft, Inc.
1.000%	09/01/2022	^	1,230,000	1,501,369
Citrix Systems, Inc.
0.500%	04/15/2019		8,620,000	9,632,850
FireEye, Inc., Series B
1.625%	06/01/2035		1,795,000	1,591,941
Nuance Communications, Inc.
1.000%	12/15/2035	^	3,830,000	3,384,762
1.500%	11/01/2035		2,170,000	2,107,613
Proofpoint, Inc.
1.250%	12/15/2018		715,000	1,198,072
0.750%	06/15/2020		4,805,000	5,180,390
Red Hat, Inc.
0.250%	10/01/2019		2,430,000	2,958,525
Rovi Corp.
0.500%	03/01/2020		2,929,000	2,782,550
salesforce.com, Inc.
0.250%	04/01/2018		1,515,000	1,960,978
ServiceNow, Inc.
0.000%	11/01/2018		1,690,000	1,888,575
Synchronoss Technologies, Inc.
0.750%	08/15/2019		3,049,000	3,031,849
Verint Systems, Inc.
1.500%	06/01/2021		3,406,000	3,118,619

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Workday, Inc.
1.500%	07/15/2020		$1,025,000	$1,205,016
0.750%	07/15/2018		2,800,000	3,122,000

				44,665,109

Technology Hardware, Storage & Peripherals—0.8%
Electronics For Imaging, Inc.
0.750%	09/01/2019		6,845,000	7,354,097

Tobacco—0.2%
Vector Group Ltd.
1.750%	04/15/2020	#	1,920,000	2,138,400

Transportation Infrastructure—0.4%
Macquarie Infrastructure Corp.
2.875%	07/15/2019		3,400,000	3,899,375

TOTAL CONVERTIBLE DEBT OBLIGATIONS
(Cost $333,817,373)				336,040,552

U.S. TREASURY OBLIGATIONS—13.7%
U.S. Treasury Notes—13.7%
U.S. Treasury Note
1.250%	12/15/2018		240,000	243,497
1.125%	06/15/2018		5,000,000	5,050,975
1.000%	02/15/2018- 09/15/2018		42,649,000	42,972,123
1.000%	12/31/2017- 03/15/2019	‡‡	28,460,000	28,662,279
0.875%	11/30/2017- 06/15/2019		43,561,000	43,789,193
0.750%	02/28/2018		5,958,000	5,974,521

				126,692,588

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $126,020,977)				126,692,588

GOVERNMENT RELATED OBLIGATIONS—2.4%
U.S. Government Agencies—0.9%
Federal Home Loan Mortgage Corp.
1.125%	04/15/2019		2,820,000	2,845,132
Federal National Mortgage Association
1.000%	02/26/2019		5,220,000	5,247,739

				8,092,871

Non-U.S. Government Agencies—0.6%
Allied Irish Banks plc MTN (Ireland)
2.875%	11/28/2016		EUR 1,000,000	1,121,321
FMS Wertmanagement AoeR (Germany)
1.125%	09/05/2017		$1,300,000	1,305,929
Kommuninvest I Sverige AB (Sweden)
1.500%	04/23/2019	^	2,840,000	2,882,285

				5,309,535

Sovereign Debt—0.2%
Caisse d’Amortissement de la Dette Sociale (France)
1.250%	03/12/2018	^	2,155,000	2,169,990

Coupon Rate	Maturity Date		Face	Value
Supranational—0.4%
Asian Development Bank MTN
0.750%	07/28/2017		$1,880,000	$1,881,186
European Investment Bank
1.125%	08/15/2018		1,700,000	1,708,463

				3,589,649

U.S. Municipal Bonds—0.2%
California Earthquake Authority Revenue Bonds (California)
1.824%	07/01/2017		1,000,000	1,008,970
Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Series F, Class F (Ohio)
0.520%	03/01/2037	#	625,000	625,000

				1,633,970

Non-U.S. Regional Authority Bonds—0.1%
Province of British Columbia (Canada)
1.200%	04/25/2017		1,500,000	1,507,041

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $22,415,443)				22,303,056

ASSET-BACKED SECURITIES—3.8%
Automobiles—2.2%
AmeriCredit Automobile Receivables Trust Series 2014-3, Class D
3.130%	10/08/2020		745,000	758,943
AmeriCredit Automobile Receivables Trust Series 2016-2, Class B
2.210%	05/10/2021		640,000	646,231
AmeriCredit Automobile Receivables Trust Series 2016-2, Class C
2.870%	11/08/2021		420,000	428,683
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		279,027	279,056
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018		380,000	380,623
Capital Auto Receivables Asset Trust Series 2015-2, Class A2
1.390%	09/20/2018		1,880,000	1,883,022
CarMax Auto Owner Trust Series 2015-2, Class A3
1.370%	03/16/2020		2,985,000	2,995,456
Drive Auto Receivables Trust Series 2016-BA, Class A3
1.670%	07/15/2019	^	570,000	570,602
Drive Auto Receivables Trust Series 2016-BA, Class B
2.560%	06/15/2020	^	500,000	502,367
Drive Auto Receivables Trust Series 2016-BA, Class C
3.190%	07/15/2022	^	1,040,000	1,042,777
Fifth Third Auto Trust Series 2014-1, Class A3
0.680%	04/16/2018		540,076	539,807
Hertz Fleet Lease Funding LP Series 2013-3, Class A
0.995%	12/10/2027	#^	235,873	235,711
Porsche Financial Auto Securitization Trust Series 2014-1, Class A3
0.670%	01/23/2018	^	519,941	519,751

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Porsche Innovative Lease Owner Trust Series 2015-1, Class A3
1.190%	07/23/2018	^	$3,300,000	$3,304,224
Santander Drive Auto Receivables Trust Series 2014-3, Class D
2.650%	08/17/2020		370,000	373,442
Santander Drive Auto Receivables Trust Series 2015-1, Class D
3.240%	04/15/2021		720,000	731,328
Santander Drive Auto Receivables Trust Series 2015-2, Class D
3.020%	04/15/2021		685,000	697,050
Santander Drive Auto Receivables Trust Series 2015-4, Class C
2.970%	03/15/2021		700,000	714,370
Santander Drive Auto Receivables Trust Series 2016-2, Class C
2.660%	11/15/2021		1,170,000	1,190,756
Westlake Automobile Receivables Trust Series 2016-2A, Class A2
1.570%	06/17/2019	^	670,000	670,177
Westlake Automobile Receivables Trust Series 2016-2A, Class B
2.300%	11/15/2019	^	1,280,000	1,285,509
Westlake Automobile Receivables Trust Series 2016-2A, Class D
4.100%	06/15/2021	^	620,000	625,771

				20,375,656

Credit Card—0.7%
Chase Issuance Trust Series 2007-B1, Class B1
0.692%	04/15/2019	#	2,000,000	1,995,098
Chase Issuance Trust Series 2014-A1, Class A1
1.150%	01/15/2019		2,550,000	2,555,339
Citibank Credit Card Issuance Trust Series 2013-A3, Class A3
1.110%	07/23/2018		170,000	170,050
Synchrony Credit Card Master Note Trust Series 2015-2, Class A
1.600%	04/15/2021		1,965,000	1,973,826

				6,694,313

Other—0.7%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		535,069	534,962
GreatAmerica Leasing Receivables Funding LLC Series 2013-1, Class C
1.830%	06/17/2019	^	270,000	270,134
Kubota Credit Owner Trust Series 2015-1A, Class A2
0.940%	12/15/2017	^	1,217,476	1,217,090
MMAF Equipment Finance LLC Series 2015-AA, Class A3
1.390%	10/16/2019	^	2,635,000	2,639,102

Coupon Rate	Maturity Date		Face	Value
Trade MAPS 1 Ltd. (Ireland) Series 2013-1A, Class A
1.145%	12/10/2018	#^	$2,300,000	$2,291,064

				6,952,352

Student Loan—0.2%
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.795%	12/07/2020	#	1,058,758	1,057,668
Nelnet Student Loan Trust Series 2014-2A, Class A1
0.719%	06/25/2021	#^	358,315	356,967

				1,414,635

TOTAL ASSET-BACKED SECURITIES
(Cost $35,341,907)				35,436,956

			Shares	Value
MONEY MARKET FUNDS—2.6%
Institutional Money Market Fund—2.6%
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%
(Cost $23,673,957)			¥23,673,957	23,673,957

TOTAL INVESTMENTS—99.2%
(Cost $903,598,749)				915,892,383
Other assets less liabilities—0.8%				7,767,255

NET ASSETS—100.0%				$923,659,638

Notes to the Schedule of Investments:

EUR	European Monetary Unit
MTN	Medium Term Note
REIT	Real Estate Investment Trust
*	Non-income producing.
§	Security has been segregated to cover economic leverage under certain derivatives contracts which may include, but are not limited to, futures, swaps, forwards, options and TBA’s, a security that is subject to delayed delivery.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $177,696,859, which represents 19.2% of Net Assets. The illiquid 144A securities represented 0.1% of Net Assets, and 0.5% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—25.5%
Aerospace & Defense—0.6%
Boeing Co. (The)
6.125%	02/15/2033	$100,000	$135,558
4.875%	02/15/2020	200,000	224,990
General Dynamics Corp.
2.250%	11/15/2022	500,000	511,557
Honeywell International, Inc.
5.700%	03/15/2036	300,000	395,817
4.250%	03/01/2021	750,000	841,968
3.350%	12/01/2023	300,000	327,168
L-3 Communications Corp.
4.950%	02/15/2021	300,000	328,401
3.950%	05/28/2024	120,000	126,465
Lockheed Martin Corp.
4.500%	05/15/2036	555,000	621,555
4.070%	12/15/2042	285,000	304,659
3.800%	03/01/2045	300,000	308,114
2.900%	03/01/2025	360,000	372,615
2.500%	11/23/2020	495,000	511,294
Northrop Grumman Corp.
4.750%	06/01/2043	220,000	263,512
3.500%	03/15/2021	300,000	322,467
1.750%	06/01/2018	500,000	505,021
Precision Castparts Corp.
4.375%	06/15/2045	500,000	586,331
2.500%	01/15/2023	200,000	207,033
1.250%	01/15/2018	500,000	502,369
Raytheon Co.
6.750%	03/15/2018	750,000	824,557
United Technologies Corp.
6.700%	08/01/2028	150,000	202,643
4.500%	06/01/2042	560,000	642,914
3.100%	06/01/2022	1,050,000	1,120,141

			10,187,149

Air Freight & Logistics—0.2%
FedEx Corp.
4.750%	11/15/2045	500,000	559,493
4.550%	04/01/2046	500,000	544,811
3.875%	08/01/2042	200,000	197,618
3.250%	04/01/2026	300,000	314,452
2.625%	08/01/2022	200,000	205,479
United Parcel Service, Inc.
6.200%	01/15/2038	300,000	431,172
2.450%	10/01/2022	400,000	416,216

			2,669,241

Airlines—0.1%
American Airlines Pass Through Trust, Series 2011-1, Class A
5.250%	01/31/2021	190,807	205,833
American Airlines Pass Through Trust, Series 2016-1, Class AA
3.575%	01/15/2028	370,000	391,634
Continental Airlines Pass Through Trust, Series 2010-1, Class A
4.750%	01/12/2021	220,492	235,044
Delta Air Lines Pass Through Trust, Series 2010-2A, Class A
4.950%	05/23/2019	533,165	564,488

Coupon Rate	Maturity Date	Face	Value
Southwest Airlines Co.
2.650%	11/05/2020	$500,000	$516,597
United Airlines Pass Through Trust, Series 2014-2, Class A
3.750%	09/03/2026	194,181	205,589

			2,119,185

Auto Components—0.1%
BorgWarner, Inc.
3.375%	03/15/2025	300,000	307,318
Delphi Automotive plc (Jersey)
4.250%	01/15/2026	500,000	547,474
Johnson Controls, Inc.
4.250%	03/01/2021	300,000	323,872
3.625%	07/02/2024	500,000	529,321

			1,707,985

Automobiles—0.1%
Ford Motor Co.
7.450%	07/16/2031	200,000	268,838
4.750%	01/15/2043	200,000	212,510
General Motors Co.
5.200%	04/01/2045	500,000	497,198
4.000%	04/01/2025	380,000	383,719
3.500%	10/02/2018	500,000	515,064
Harley-Davidson, Inc.
4.625%	07/28/2045	300,000	336,026

			2,213,355

Banks—3.7%
Agricultural Bank of China Ltd. (China)
2.750%	05/21/2020	500,000	513,004
Associated Banc-Corp
4.250%	01/15/2025	400,000	413,652
Australia & New Zealand Banking Group Ltd. MTN (Australia)
3.700%	11/16/2025	500,000	554,210
Bank of America Corp.
6.875%	11/15/2018	250,000	278,409
5.875%	01/05/2021	400,000	459,328
5.490%	03/15/2019	100,000	108,257
Bank of America Corp. MTN
6.875%	04/25/2018	500,000	546,108
5.875%	02/07/2042	300,000	380,061
5.650%	05/01/2018	1,000,000	1,072,116
5.625%	07/01/2020	500,000	563,028
5.000%	05/13/2021	300,000	336,269
4.875%	04/01/2044	750,000	858,118
4.250%	10/22/2026	400,000	415,700
4.000%	04/01/2024	500,000	534,537
4.000%	01/22/2025	500,000	510,574
3.500%	04/19/2026	500,000	517,764
3.300%	01/11/2023	500,000	515,325
2.625%	04/19/2021	600,000	609,885
Bank of America Corp., Series L
3.950%	04/21/2025	200,000	204,046
2.250%	04/21/2020	200,000	201,300
Bank of America NA, Bank Note
1.650%	03/26/2018	1,000,000	1,006,253
Bank of Montreal (Canada)
1.400%	04/10/2018	750,000	753,511
Bank of Montreal MTN (Canada)
1.300%	07/14/2017	650,000	651,821
Bank of Nova Scotia (The) (Canada)
1.650%	06/14/2019	750,000	754,823
1.450%	04/25/2018	300,000	301,148

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Barclays plc (United Kingdom)
4.375%	01/12/2026		$525,000	$531,904
3.250%	01/12/2021		750,000	749,510
2.875%	06/08/2020		250,000	246,879
2.750%	11/08/2019		400,000	398,186
BB&T Corp.
5.250%	11/01/2019		500,000	554,461
BB&T Corp. MTN
2.450%	01/15/2020		500,000	514,188
1.600%	08/15/2017		400,000	402,224
BNP Paribas SA MTN (France)
4.250%	10/15/2024	†	400,000	411,877
2.400%	12/12/2018		600,000	611,935
BNP Paribas SA, Bank Note (France)
5.000%	01/15/2021		400,000	449,530
Capital One Bank USA NA
8.800%	07/15/2019		500,000	591,076
Capital One Bank USA NA, Bank Note
2.300%	06/05/2019		400,000	405,243
Citigroup, Inc.
8.125%	07/15/2039		279,000	436,535
6.625%	06/15/2032		850,000	1,043,607
5.500%	09/13/2025		200,000	224,598
4.650%	07/30/2045		310,000	342,077
4.600%	03/09/2026		500,000	531,130
4.500%	01/14/2022		500,000	553,353
4.050%	07/30/2022		1,300,000	1,371,514
3.300%	04/27/2025		1,000,000	1,026,257
2.150%	07/30/2018		750,000	759,525
Citizens Bank NA MTN
1.600%	12/04/2017		500,000	500,373
Commonwealth Bank of Australia MTN (Australia)
2.300%	03/12/2020		1,250,000	1,274,477
2.050%	03/15/2019		500,000	507,176
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)
4.550%	04/17/2026	^	500,000	519,712
3.800%	09/15/2022		1,000,000	1,005,698
Deutsche Bank AG MTN (Germany)
3.375%	05/12/2021		750,000	753,418
Discover Bank
7.000%	04/15/2020		200,000	227,972
Discover Bank, Bank Note
4.250%	03/13/2026		200,000	209,604
Fifth Third Bancorp
4.300%	01/16/2024		300,000	320,269
Fifth Third Bank/Ohio
2.250%	06/14/2021		750,000	762,223
Fifth Third Bank/Ohio, Bank Note
2.875%	10/01/2021		400,000	413,452
First Republic Bank
2.375%	06/17/2019		500,000	506,197
HSBC Bank USA NA
4.875%	08/24/2020		400,000	434,804
HSBC Holdings plc (United Kingdom)
6.100%	01/14/2042		500,000	648,164
5.250%	03/14/2044		1,000,000	1,060,461
4.300%	03/08/2026		500,000	529,416
4.250%	03/14/2024		500,000	506,717
4.000%	03/30/2022		500,000	525,977
2.950%	05/25/2021		455,000	460,026

Coupon Rate	Maturity Date		Face	Value
Huntington National Bank (The)
2.200%	11/06/2018		$250,000	$253,199
Industrial & Commercial Bank of China Ltd. MTN (China)
2.351%	11/13/2017		500,000	504,865
Intesa Sanpaolo SpA MTN (Italy)
3.875%	01/15/2019		400,000	411,368
Itau CorpBanca (Chile)
3.875%	09/22/2019	^	400,000	420,075
JPMorgan Chase & Co.
6.300%	04/23/2019		500,000	562,276
5.600%	07/15/2041		200,000	254,165
4.950%	03/25/2020		1,000,000	1,105,953
4.850%	02/01/2044		500,000	601,326
4.625%	05/10/2021		300,000	334,067
4.500%	01/24/2022		400,000	445,469
3.200%	01/25/2023		500,000	518,722
3.125%	01/23/2025		1,000,000	1,023,448
2.700%	05/18/2023		350,000	353,883
2.400%	06/07/2021		720,000	730,561
KeyBank NA
3.300%	06/01/2025		500,000	527,799
KeyCorp MTN
5.100%	03/24/2021		500,000	563,058
Landesbank Baden-Wuerttemberg (Germany)
7.625%	02/01/2023		200,000	257,270
Lloyds Bank plc (United Kingdom)
3.500%	05/14/2025		500,000	514,343
2.350%	09/05/2019		400,000	402,592
Manufacturers & Traders Trust Co., Bank Note
2.100%	02/06/2020		500,000	506,121
MUFG Union Bank NA
2.625%	09/26/2018		500,000	511,108
National Australia Bank Ltd. (Australia)
3.375%	01/14/2026	†	750,000	802,914
National City Corp.
6.875%	05/15/2019		500,000	563,948
PNC Bank NA
1.500%	10/18/2017		400,000	401,970
PNC Bank NA, Bank Note
2.700%	11/01/2022		500,000	505,777
Regions Bank, Bank Note
2.250%	09/14/2018		750,000	755,381
Royal Bank of Canada (Canada)
2.000%	12/10/2018		500,000	509,468
Royal Bank of Canada MTN (Canada)
1.400%	10/13/2017		500,000	501,606
Santander UK plc (United Kingdom)
3.050%	08/23/2018		350,000	358,384
2.350%	09/10/2019		400,000	402,439
Sumitomo Mitsui Banking Corp. (Japan)
3.200%	07/18/2022		200,000	209,946
1.750%	01/16/2018		300,000	301,919
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.784%	03/09/2026		500,000	545,159
2.934%	03/09/2021		500,000	521,478
Svenska Handelsbanken AB MTN (Sweden)
2.250%	06/17/2019		500,000	511,730
Toronto-Dominion Bank (The) MTN (Canada)
2.125%	04/07/2021		500,000	509,184
1.625%	03/13/2018	†	200,000	201,915
U.S. Bancorp MTN
3.100%	04/27/2026		400,000	416,583
2.950%	07/15/2022		200,000	208,297

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)
June 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Wells Fargo & Co.
5.375%	11/02/2043	$350,000	$408,673
4.480%	01/16/2024	784,000	860,205
3.900%	05/01/2045	390,000	410,430
3.000%	04/22/2026	400,000	408,258
Wells Fargo & Co. MTN
4.900%	11/17/2045	350,000	383,934
4.600%	04/01/2021	500,000	559,091
3.500%	03/08/2022	300,000	322,045
3.000%	02/19/2025	340,000	348,633
2.550%	12/07/2020	350,000	360,424
1.500%	01/16/2018	500,000	502,914
Wells Fargo & Co., Series M
3.450%	02/13/2023	300,000	310,693
Wells Fargo & Co., Series N
2.150%	01/30/2020	750,000	763,115
Wells Fargo Bank NA
5.950%	08/26/2036	100,000	126,276
Wells Fargo Bank NA, Bank Note
6.600%	01/15/2038	300,000	412,321
Westpac Banking Corp. (Australia)
4.875%	11/19/2019	1,000,000	1,106,861
2.100%	05/13/2021	750,000	760,269
1.950%	11/23/2018	500,000	506,786

			63,961,686

Beverages—0.8%
Anheuser-Busch InBev Finance, Inc.
4.900%	02/01/2046	995,000	1,170,805
4.700%	02/01/2036	345,000	388,944
3.650%	02/01/2026	1,625,000	1,744,228
2.650%	02/01/2021	835,502	867,344
2.625%	01/17/2023	200,000	202,641
Anheuser-Busch InBev Worldwide, Inc.
8.200%	01/15/2039	300,000	479,649
7.750%	01/15/2019	500,000	578,791
6.875%	11/15/2019	300,000	351,493
5.375%	01/15/2020	500,000	561,734
3.750%	07/15/2042	200,000	200,946
Coca-Cola Co. (The)
3.200%	11/01/2023	350,000	377,347
3.150%	11/15/2020	200,000	215,200
2.875%	10/27/2025	350,000	371,161
1.650%	03/14/2018	1,000,000	1,013,698
Coca-Cola European Partners US LLC
4.500%	09/01/2021	300,000	335,793
Coca-Cola Femsa SAB de CV (Mexico)
2.375%	11/26/2018	350,000	357,146
Diageo Investment Corp.
7.450%	04/15/2035	650,000	952,303
Dr Pepper Snapple Group, Inc.
2.600%	01/15/2019	300,000	307,629
PepsiCo, Inc.
5.500%	01/15/2040	500,000	644,104
5.000%	06/01/2018	400,000	430,732
4.450%	04/14/2046	300,000	351,005
3.000%	08/25/2021	500,000	532,321
2.750%	03/01/2023	400,000	419,055

			12,854,069

Coupon Rate	Maturity Date		Face	Value
Biotechnology—0.4%
Amgen, Inc.
4.663%	06/15/2051	^	$335,000	$351,543
4.563%	06/15/2048	^	362,000	381,258
6.150%	06/01/2018		500,000	546,119
5.850%	06/01/2017		250,000	260,630
4.400%	05/01/2045		270,000	281,642
3.875%	11/15/2021		300,000	327,489
3.625%	05/22/2024		400,000	429,895
Biogen, Inc.
4.050%	09/15/2025		220,000	237,266
Celgene Corp.
4.625%	05/15/2044		600,000	626,517
3.875%	08/15/2025		360,000	384,721
1.900%	08/15/2017		200,000	201,588
Gilead Sciences, Inc.
4.750%	03/01/2046		80,000	91,195
4.600%	09/01/2035		150,000	167,105
4.500%	02/01/2045		500,000	546,351
4.400%	12/01/2021		300,000	338,967
3.650%	03/01/2026		500,000	544,743
2.050%	04/01/2019		750,000	768,373

				6,485,402

Capital Markets—1.1%
Ameriprise Financial, Inc.
3.700%	10/15/2024		400,000	426,527
BlackRock, Inc.
4.250%	05/24/2021		500,000	561,316
3.375%	06/01/2022		500,000	543,676
Credit Suisse AG (Switzerland)
5.400%	01/14/2020		200,000	217,291
Credit Suisse AG MTN (Switzerland)
3.625%	09/09/2024		400,000	414,265
Credit Suisse USA, Inc.
7.125%	07/15/2032		250,000	333,549
Goldman Sachs Group, Inc. (The)
6.750%	10/01/2037		1,000,000	1,237,319
6.250%	02/01/2041		500,000	649,318
6.150%	04/01/2018		500,000	538,972
5.950%	01/15/2027		300,000	346,445
5.750%	01/24/2022		300,000	348,709
5.250%	07/27/2021		300,000	338,925
4.750%	10/21/2045		250,000	276,695
4.250%	10/21/2025		120,000	124,281
4.000%	03/03/2024		500,000	535,419
3.500%	01/23/2025		500,000	514,677
2.750%	09/15/2020		115,000	117,499
2.625%	01/31/2019		1,000,000	1,024,103
Goldman Sachs Group, Inc. (The) MTN
7.500%	02/15/2019		300,000	343,290
5.375%	03/15/2020		300,000	333,978
Jefferies Group LLC
6.250%	01/15/2036		230,000	231,927
5.125%	04/13/2018		300,000	313,918
Lazard Group LLC
4.250%	11/14/2020		400,000	426,188
Morgan Stanley
7.250%	04/01/2032		100,000	138,982
6.375%	07/24/2042		300,000	407,746
5.750%	01/25/2021		600,000	684,781
4.875%	11/01/2022		1,000,000	1,096,555
2.500%	01/24/2019		1,000,000	1,020,839

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Morgan Stanley MTN
6.625%	04/01/2018	$500,000	$542,111
5.950%	12/28/2017	500,000	531,909
4.000%	07/23/2025	750,000	804,623
3.750%	02/25/2023	300,000	318,220
3.700%	10/23/2024	400,000	419,298
Nomura Holdings, Inc. (Japan)
6.700%	03/04/2020	300,000	348,606
Northern Trust Corp.
3.950%	10/30/2025	300,000	335,325
3.375%	08/23/2021	500,000	538,804
State Street Corp.
3.700%	11/20/2023	400,000	440,875
3.100%	05/15/2023	200,000	207,094
UBS AG (Switzerland)
1.375%	06/01/2017	146,000	146,240
UBS AG MTN (Switzerland)
1.375%	08/14/2017	500,000	500,504

			18,680,799

Chemicals—0.5%
Agrium, Inc. (Canada)
6.125%	01/15/2041	400,000	476,250
Airgas, Inc.
2.375%	02/15/2020	300,000	306,326
CF Industries, Inc.
3.450%	06/01/2023	400,000	400,253
Cytec Industries, Inc.
3.950%	05/01/2025	135,000	134,788
Dow Chemical Co. (The)
8.550%	05/15/2019	629,000	747,131
5.250%	11/15/2041	300,000	334,420
4.125%	11/15/2021	150,000	164,753
3.000%	11/15/2022	500,000	514,418
E.I. du Pont de Nemours & Co.
4.900%	01/15/2041	200,000	221,993
4.250%	04/01/2021	300,000	333,820
2.800%	02/15/2023	300,000	308,164
Eastman Chemical Co.
2.700%	01/15/2020	400,000	411,724
Ecolab, Inc.
5.500%	12/08/2041	300,000	375,194
LyondellBasell Industries NV (Netherlands)
5.750%	04/15/2024	500,000	596,034
5.000%	04/15/2019	500,000	541,515
Methanex Corp. (Canada)
3.250%	12/15/2019	400,000	388,806
Monsanto Co.
5.500%	08/15/2025	200,000	232,207
Mosaic Co. (The)
5.625%	11/15/2043	400,000	445,256
Potash Corp of Saskatchewan, Inc. (Canada)
3.625%	03/15/2024	250,000	264,003
PPG Industries, Inc.
3.600%	11/15/2020	400,000	420,844
Praxair, Inc.
2.200%	08/15/2022	400,000	411,393
Valspar Corp. (The)
4.400%	02/01/2045	200,000	196,025

			8,225,317

Coupon Rate	Maturity Date		Face	Value
Commercial Services & Supplies—0.1%
Republic Services, Inc.
5.700%	05/15/2041		$200,000	$254,725
5.500%	09/15/2019		300,000	335,259
Waste Management, Inc.
4.750%	06/30/2020		750,000	840,881

				1,430,865

Communications Equipment—0.3%
Cisco Systems, Inc.
5.900%	02/15/2039		500,000	680,155
4.950%	02/15/2019		500,000	549,610
3.500%	06/15/2025		500,000	561,147
2.450%	06/15/2020		420,000	437,574
2.200%	02/28/2021		350,000	360,955
Harris Corp.
6.150%	12/15/2040		250,000	315,724
3.832%	04/27/2025		300,000	318,665
Juniper Networks, Inc.
4.350%	06/15/2025	†	750,000	776,750
Motorola Solutions, Inc.
7.500%	05/15/2025		340,000	400,936

				4,401,516

Construction Materials—0.0%
Vulcan Materials Co.
4.500%	04/01/2025		500,000	536,250

Consumer Finance—0.7%
American Express Co.
7.000%	03/19/2018		900,000	983,497
American Express Credit Corp.
2.125%	03/18/2019		500,000	510,630
American Express Credit Corp. MTN
2.250%	05/05/2021		750,000	763,819
American Express Credit Corp., Series F
2.600%	09/14/2020		320,000	330,789
American Honda Finance Corp.
2.125%	10/10/2018		500,000	513,536
American Honda Finance Corp. MTN
1.600%	07/13/2018		500,000	505,720
Capital One Financial Corp.
4.200%	10/29/2025		750,000	772,503
Caterpillar Financial Services Corp. MTN
2.850%	06/01/2022		300,000	314,230
Ford Motor Credit Co. LLC
5.875%	08/02/2021		500,000	574,093
5.000%	05/15/2018		200,000	212,002
4.250%	09/20/2022		200,000	215,973
3.200%	01/15/2021		500,000	515,584
2.551%	10/05/2018		300,000	305,712
1.724%	12/06/2017		400,000	400,990
1.684%	09/08/2017		400,000	400,997
General Motors Financial Co., Inc.
3.700%	05/09/2023		580,000	583,870
3.200%	07/13/2020		500,000	507,002
3.000%	09/25/2017		500,000	507,547
HSBC USA, Inc.
2.375%	11/13/2019		500,000	504,250
2.250%	06/23/2019		500,000	502,575
John Deere Capital Corp.
1.200%	10/10/2017		300,000	301,225
John Deere Capital Corp. MTN
3.900%	07/12/2021		300,000	331,852

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Synchrony Financial
4.250%	08/15/2024		$500,000	$518,327
Toyota Motor Credit Corp. MTN
2.625%	01/10/2023		300,000	315,254
1.700%	02/19/2019		350,000	354,610
1.450%	01/12/2018		300,000	302,256
1.250%	10/05/2017		400,000	401,703

				12,450,546

Containers & Packaging—0.1%
International Paper Co.
7.500%	08/15/2021		500,000	613,840
7.300%	11/15/2039		250,000	329,749
Packaging Corp. of America
4.500%	11/01/2023		250,000	271,962
WestRock MWV LLC
7.375%	09/01/2019		300,000	344,607

				1,560,158

Diversified Consumer Services—0.1%
California Institute of Technology
4.321%	08/01/2045		70,000	83,748
Massachusetts Institute of Technology
4.678%	07/01/2114		250,000	298,987
University of Notre Dame du Lac, Series 2015
3.438%	02/15/2045		250,000	259,541
University of Southern California
5.250%	10/01/2111		30,000	40,408
Yale University MTN
2.086%	04/15/2019		500,000	516,569

				1,199,253

Diversified Financial Services—0.9%
Bank One Corp.
8.000%	04/29/2027		800,000	1,086,332
7.625%	10/15/2026		300,000	398,080
Bear Stearns Cos. LLC (The)
7.250%	02/01/2018		350,000	381,619
6.400%	10/02/2017		400,000	425,053
4.650%	07/02/2018		400,000	422,630
Berkshire Hathaway, Inc.
3.125%	03/15/2026		325,000	341,195
2.100%	08/14/2019		500,000	515,397
Cooperatieve Rabobank UA (Netherlands)
5.750%	12/01/2043		300,000	350,787
4.625%	12/01/2023		400,000	422,460
3.875%	02/08/2022		400,000	434,890
2.250%	01/14/2019		500,000	509,815
Cooperatieve Rabobank UA MTN (Netherlands)
3.375%	05/21/2025		500,000	522,992
GE Capital International Funding Co. Unlimited Co. (Ireland)
4.418%	11/15/2035	^	750,000	842,877
3.373%	11/15/2025	^	750,000	814,909
2.342%	11/15/2020	^	750,000	773,100
Intercontinental Exchange, Inc.
2.500%	10/15/2018		300,000	308,673
JPMorgan Chase Bank NA, Bank Note
6.000%	10/01/2017		500,000	528,201
Leucadia National Corp.
6.625%	10/23/2043		200,000	172,863

Coupon Rate	Maturity Date		Face	Value
Moody’s Corp.
2.750%	07/15/2019		$500,000	$516,021
Nasdaq, Inc.
4.250%	06/01/2024		400,000	422,528
National Rural Utilities Cooperative Finance Corp.
10.375%	11/01/2018		281,000	339,641
2.850%	01/27/2025		150,000	157,062
S&P Global, Inc.
4.400%	02/15/2026		160,000	179,053
Shell International Finance BV (Netherlands)
6.375%	12/15/2038		500,000	680,597
4.375%	05/11/2045		170,000	185,025
4.000%	05/10/2046		500,000	511,293
3.625%	08/21/2042		300,000	289,424
3.250%	05/11/2025		200,000	210,060
2.875%	05/10/2026		500,000	508,642
2.375%	08/21/2022		500,000	512,314
2.125%	05/11/2020		330,000	336,993
1.375%	05/10/2019		825,000	828,213

				14,928,739

Diversified Telecommunication Services—1.0%
AT&T, Inc.
6.375%	03/01/2041		500,000	610,542
6.150%	09/15/2034		500,000	586,367
5.800%	02/15/2019		550,000	609,968
5.650%	02/15/2047		190,000	218,430
5.550%	08/15/2041		300,000	337,300
5.500%	02/01/2018		510,000	543,030
5.350%	09/01/2040		307,000	337,001
5.200%	03/15/2020		200,000	223,937
4.750%	05/15/2046		150,000	154,345
4.500%	05/15/2035		750,000	769,645
4.450%	05/15/2021		500,000	549,695
4.350%	06/15/2045		758,000	737,452
3.900%	03/11/2024	†	1,150,000	1,219,250
3.800%	03/15/2022		300,000	319,105
3.400%	05/15/2025		100,000	102,481
3.000%	06/30/2022		100,000	102,544
2.450%	06/30/2020		100,000	102,191
British Telecommunications plc (United Kingdom)
9.375%	12/15/2030		250,000	386,052
2.350%	02/14/2019		500,000	511,065
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030		300,000	452,810
Orange SA (France)
9.000%	03/01/2031		500,000	776,201
Qwest Corp.
6.875%	09/15/2033		340,000	336,124
Telefonica Emisiones SAU (Spain)
5.134%	04/27/2020		600,000	662,875
Verizon Communications, Inc.
6.000%	04/01/2041		300,000	374,601
5.150%	09/15/2023		1,250,000	1,458,011
5.050%	03/15/2034		400,000	445,278
5.012%	08/21/2054		1,100,000	1,168,406
4.862%	08/21/2046		1,350,000	1,481,725
4.500%	09/15/2020		900,000	999,923
3.500%	11/01/2021		400,000	431,546
2.625%	02/21/2020		214,000	221,653
2.450%	11/01/2022		300,000	303,098

				17,532,651

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Electric Utilities—1.5%
Alabama Power Co., Series Q
5.500%	10/15/2017	$150,000	$157,794
Arizona Public Service Co.
4.500%	04/01/2042	300,000	348,835
3.350%	06/15/2024	200,000	215,809
Cleveland Electric Illuminating Co. (The)
5.950%	12/15/2036	300,000	331,230
Cleveland Electric Illuminating Co. (The), Series D
7.880%	11/01/2017	400,000	432,032
Commonwealth Edison Co.
5.900%	03/15/2036	300,000	400,333
5.875%	02/01/2033	200,000	259,689
5.800%	03/15/2018	100,000	107,718
Connecticut Light & Power Co. (The)
4.300%	04/15/2044	250,000	285,973
Connecticut Light & Power Co. (The), Series 09-A
5.500%	02/01/2019	300,000	332,056
Constellation Energy Group, Inc.
5.150%	12/01/2020	400,000	445,591
DTE Electric Co.
3.450%	10/01/2020	300,000	323,298
3.375%	03/01/2025	300,000	326,590
DTE Electric Co., Series A
6.625%	06/01/2036	110,000	154,703
Duke Energy Carolinas LLC
6.450%	10/15/2032	330,000	444,207
4.300%	06/15/2020	100,000	111,311
4.000%	09/30/2042	300,000	323,885
3.750%	06/01/2045	300,000	317,595
Duke Energy Florida LLC
6.400%	06/15/2038	350,000	499,578
Duke Energy Indiana LLC
3.750%	07/15/2020	300,000	326,192
Exelon Corp.
4.950%	06/15/2035	250,000	283,011
3.950%	06/15/2025	500,000	535,523
Florida Power & Light Co.
5.950%	02/01/2038	500,000	687,417
5.125%	06/01/2041	200,000	254,561
4.950%	06/01/2035	100,000	121,768
Georgia Power Co., Series 07-A
5.650%	03/01/2037	200,000	248,613
Great Plains Energy, Inc.
4.850%	06/01/2021	400,000	439,982
Indiana Michigan Power Co.
7.000%	03/15/2019	250,000	284,215
Indiana Michigan Power Co., Series J
3.200%	03/15/2023	500,000	522,227
Kentucky Utilities Co.
5.125%	11/01/2040	500,000	628,299
MidAmerican Energy Co.
4.400%	10/15/2044	500,000	581,661
3.700%	09/15/2023	250,000	275,605
MidAmerican Energy Co. MTN
5.800%	10/15/2036	250,000	327,845
Mississippi Power Co., Series 2012-A
4.250%	03/15/2042	300,000	269,163
NextEra Energy Capital Holdings, Inc.
6.000%	03/01/2019	250,000	277,348

Coupon Rate	Maturity Date	Face	Value
Northern States Power Co.
4.125%	05/15/2044	$350,000	$392,818
Oklahoma Gas & Electric Co.
4.550%	03/15/2044	250,000	288,207
Oncor Electric Delivery Co. LLC
7.500%	09/01/2038	300,000	438,847
5.000%	09/30/2017	300,000	313,371
2.150%	06/01/2019	250,000	254,218
Pacific Gas & Electric Co.
6.050%	03/01/2034	500,000	668,151
4.750%	02/15/2044	250,000	296,539
4.450%	04/15/2042	300,000	338,591
3.400%	08/15/2024	500,000	536,220
PacifiCorp
6.000%	01/15/2039	750,000	1,016,010
PECO Energy Co.
2.375%	09/15/2022	200,000	206,006
Potomac Electric Power Co.
7.900%	12/15/2038	200,000	314,324
PPL Capital Funding, Inc.
4.700%	06/01/2043	200,000	218,042
3.400%	06/01/2023	200,000	209,011
Progress Energy, Inc.
7.050%	03/15/2019	400,000	456,845
4.400%	01/15/2021	300,000	328,519
PSEG Power LLC
8.625%	04/15/2031	300,000	376,246
Public Service Co. of Colorado
4.300%	03/15/2044	250,000	284,327
Public Service Co. of Oklahoma, Series G
6.625%	11/15/2037	300,000	385,359
Public Service Electric & Gas Co. MTN
3.650%	09/01/2042	200,000	211,587
Sierra Pacific Power Co., Series T
3.375%	08/15/2023	350,000	379,680
South Carolina Electric & Gas Co.
5.300%	05/15/2033	150,000	178,857
Southern California Edison Co.
6.650%	04/01/2029	500,000	662,752
4.050%	03/15/2042	300,000	328,801
Southern California Edison Co., Series C
3.600%	02/01/2045	300,000	312,433
Southern Co. (The)
4.400%	07/01/2046	300,000	323,846
3.250%	07/01/2026	310,000	322,676
2.350%	07/01/2021	300,000	306,310
2.150%	09/01/2019	500,000	509,575
Virginia Electric & Power Co.
5.400%	04/30/2018	250,000	268,575
2.950%	01/15/2022	542,000	571,686
1.200%	01/15/2018	300,000	300,345
Westar Energy, Inc.
4.625%	09/01/2043	350,000	411,682
Wisconsin Electric Power Co.
5.625%	05/15/2033	150,000	191,220
Wisconsin Power & Light Co.
4.100%	10/15/2044	350,000	381,083
Xcel Energy, Inc.
4.800%	09/15/2041	200,000	230,729

			25,095,145

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Electrical Equipment—0.1%
Eaton Corp.
4.150%	11/02/2042	$100,000	$108,147
2.750%	11/02/2022	100,000	102,666
1.500%	11/02/2017	300,000	301,558
Emerson Electric Co.
5.000%	04/15/2019	500,000	550,904
2.625%	02/15/2023	270,000	280,164

			1,343,439

Electronic Equipment, Instruments & Components—0.1%
Arrow Electronics, Inc.
4.500%	03/01/2023	300,000	318,061
3.000%	03/01/2018	400,000	404,261
Corning, Inc.
4.750%	03/15/2042	400,000	418,873
Jabil Circuit, Inc.
4.700%	09/15/2022	200,000	202,000
Keysight Technologies, Inc.
3.300%	10/30/2019	400,000	406,508

			1,749,703

Energy Equipment & Services—0.1%
Halliburton Co.
7.450%	09/15/2039	400,000	555,609
5.000%	11/15/2045	190,000	209,808
3.800%	11/15/2025	235,000	245,918

			1,011,335

Food & Staples Retailing—0.5%
Costco Wholesale Corp.
2.250%	02/15/2022	300,000	309,778
CVS Health Corp.
4.125%	05/15/2021	200,000	219,738
4.000%	12/05/2023	300,000	332,277
3.875%	07/20/2025	638,000	703,103
2.250%	12/05/2018	750,000	767,634
1.900%	07/20/2018	500,000	507,819
Kroger Co. (The)
7.500%	04/01/2031	200,000	280,437
5.400%	07/15/2040	200,000	241,549
2.950%	11/01/2021	400,000	420,778
Sysco Corp.
2.600%	06/12/2022	500,000	509,714
Walgreen Co.
4.400%	09/15/2042	200,000	203,058
Walgreens Boots Alliance, Inc.
3.800%	11/18/2024	500,000	530,668
1.750%	11/17/2017	200,000	201,494
Wal-Mart Stores, Inc.
7.550%	02/15/2030	250,000	381,929
5.250%	09/01/2035	750,000	987,128
4.875%	07/08/2040	300,000	369,530
4.300%	04/22/2044	750,000	877,403
4.250%	04/15/2021	300,000	340,237
3.625%	07/08/2020	300,000	328,263
2.550%	04/11/2023	500,000	522,340

			9,034,877

Coupon Rate	Maturity Date		Face	Value
Food Products—0.5%
Archer-Daniels-Midland Co.
5.450%	03/15/2018		$399,000	$426,656
ConAgra Foods, Inc.
3.250%	09/15/2022		200,000	207,221
General Mills, Inc.
5.400%	06/15/2040		300,000	373,185
3.150%	12/15/2021		200,000	213,410
1.400%	10/20/2017		400,000	402,330
JM Smucker Co. (The)
2.500%	03/15/2020		500,000	516,138
Kellogg Co.
4.150%	11/15/2019		300,000	325,298
4.000%	12/15/2020		190,000	208,462
Kraft Heinz Foods Co.
5.200%	07/15/2045	^	200,000	237,777
4.375%	06/01/2046	^	245,000	260,187
3.950%	07/15/2025	^	500,000	544,654
2.800%	07/02/2020	^	200,000	207,881
2.000%	07/02/2018	^	330,000	334,310
6.875%	01/26/2039		380,000	520,583
6.500%	02/09/2040		200,000	265,336
5.375%	02/10/2020		209,000	235,656
McCormick & Co., Inc.
3.250%	11/15/2025		500,000	536,014
Mondelez International, Inc.
6.500%	02/09/2040		139,000	189,214
2.250%	02/01/2019		750,000	766,817
Tyson Foods, Inc.
2.650%	08/15/2019		750,000	771,068
Unilever Capital Corp.
4.250%	02/10/2021		300,000	335,280

				7,877,477

Gas Utilities—0.1%
Atmos Energy Corp.
4.125%	10/15/2044		350,000	382,509
ONE Gas, Inc.
3.610%	02/01/2024		500,000	540,633
Piedmont Natural Gas Co., Inc.
4.100%	09/18/2034		300,000	313,467
Southern California Gas Co.
5.125%	11/15/2040		400,000	501,183
4.450%	03/15/2044		200,000	236,218
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.400%	06/15/2021		200,000	207,574

				2,181,584

Health Care Equipment & Supplies—0.4%
Abbott Laboratories
2.950%	03/15/2025		700,000	714,881
2.000%	03/15/2020		200,000	202,903
Becton Dickinson and Co.
6.375%	08/01/2019		250,000	284,944
5.000%	11/12/2040		300,000	339,659
3.734%	12/15/2024		500,000	539,526
Boston Scientific Corp.
7.375%	01/15/2040		200,000	266,147
6.000%	01/15/2020		200,000	227,859
3.850%	05/15/2025		500,000	529,872
Covidien International Finance SA (Luxembourg)
6.000%	10/15/2017		250,000	265,834
Medtronic, Inc.
4.625%	03/15/2045		500,000	589,435

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
4.375%	03/15/2035	$468,000	$530,417
3.500%	03/15/2025	1,000,000	1,091,359
1.500%	03/15/2018	250,000	252,233
Stryker Corp.
4.625%	03/15/2046	200,000	225,650
4.100%	04/01/2043	200,000	204,551
2.625%	03/15/2021	200,000	206,942
Zimmer Biomet Holdings, Inc.
3.550%	04/01/2025	500,000	516,294

			6,988,506

Health Care Providers & Services—0.6%
Aetna, Inc.
6.625%	06/15/2036	250,000	334,336
4.375%	06/15/2046	175,000	182,499
4.125%	11/15/2042	200,000	203,184
3.200%	06/15/2026	500,000	515,482
2.400%	06/15/2021	580,000	592,441
1.900%	06/07/2019	500,000	506,854
1.500%	11/15/2017	200,000	200,965
AmerisourceBergen Corp.
3.400%	05/15/2024	200,000	211,671
Anthem, Inc.
4.650%	01/15/2043	200,000	209,531
4.650%	08/15/2044	300,000	320,766
3.300%	01/15/2023	300,000	310,332
Cardinal Health, Inc.
4.600%	03/15/2043	200,000	213,951
3.200%	03/15/2023	300,000	313,438
1.700%	03/15/2018	300,000	302,148
Cigna Corp.
5.125%	06/15/2020	300,000	333,196
4.500%	03/15/2021	650,000	714,321
Dignity Health
3.812%	11/01/2024	400,000	427,499
Express Scripts Holding Co.
6.125%	11/15/2041	200,000	239,249
4.750%	11/15/2021	200,000	224,600
Humana, Inc.
3.850%	10/01/2024	400,000	427,939
McKesson Corp.
4.883%	03/15/2044	400,000	457,963
4.750%	03/01/2021	200,000	220,907
2.850%	03/15/2023	300,000	306,455
Memorial Sloan-Kettering Cancer Center
4.125%	07/01/2052	500,000	556,168
Quest Diagnostics, Inc.
4.700%	04/01/2021	300,000	330,806
UnitedHealth Group, Inc.
6.625%	11/15/2037	300,000	424,923
6.000%	02/15/2018	500,000	539,292
5.950%	02/15/2041	200,000	262,510
3.750%	07/15/2025	260,000	285,581
1.625%	03/15/2019	400,000	404,252

			10,573,259

Hotels, Restaurants & Leisure—0.2%
Carnival Corp. (Panama)
3.950%	10/15/2020	400,000	431,919

Coupon Rate	Maturity Date		Face	Value
Marriott International, Inc., Series N
3.125%	10/15/2021		$400,000	$416,226
McDonald’s Corp.
2.750%	12/09/2020		355,000	371,001
McDonald’s Corp. MTN
5.350%	03/01/2018		500,000	534,908
4.700%	12/09/2035		165,000	186,729
4.600%	05/26/2045		750,000	840,559
Starbucks Corp.
2.000%	12/05/2018		400,000	409,017
Starwood Hotels & Resorts Worldwide, Inc.
4.500%	10/01/2034		400,000	409,317
Wyndham Worldwide Corp.
3.900%	03/01/2023		300,000	307,573

				3,907,249

Household Durables—0.1%
Newell Brands, Inc.
5.500%	04/01/2046		200,000	238,506
5.375%	04/01/2036		200,000	231,697
3.850%	04/01/2023		200,000	212,442
2.600%	03/29/2019		200,000	205,372
Whirlpool Corp. MTN
4.850%	06/15/2021		200,000	224,443

				1,112,460

Household Products—0.2%
Clorox Co. (The)
3.800%	11/15/2021		400,000	435,165
Colgate-Palmolive Co. MTN
0.900%	05/01/2018		1,000,000	1,003,230
Kimberly-Clark Corp.
6.125%	08/01/2017		500,000	528,205
Procter & Gamble Co. (The)
5.800%	08/15/2034		250,000	346,789
5.550%	03/05/2037		250,000	347,136
4.700%	02/15/2019		500,000	548,251

				3,208,776

Independent Power and Renewable Electricity Producers—0.0%
Empresa Nacional de Electricidad SA (Chile)
4.250%	04/15/2024	†	500,000	530,178

Industrial Conglomerates—0.4%
3M Co. MTN
5.700%	03/15/2037		100,000	134,475
2.000%	06/26/2022		300,000	307,581
General Electric Co.
4.125%	10/09/2042		300,000	330,795
3.375%	03/11/2024		1,000,000	1,089,526
2.700%	10/09/2022		300,000	315,123
General Electric Co. MTN
6.875%	01/10/2039		500,000	756,257
5.500%	01/08/2020		500,000	571,788
4.625%	01/07/2021		300,000	340,396
3.100%	01/09/2023		1,000,000	1,069,157
2.300%	01/14/2019	†	500,000	517,165
Ingersoll-Rand Global Holding Co. Ltd.
2.875%	01/15/2019		120,000	124,348
Ingersoll-Rand Luxembourg Finance SA (Luxembourg)
4.650%	11/01/2044		100,000	107,651
Koninklijke Philips NV (Netherlands)
3.750%	03/15/2022		500,000	537,702

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Pentair Finance SA (Luxembourg)
5.000%	05/15/2021		$250,000	$269,754
Roper Technologies, Inc.
1.850%	11/15/2017		200,000	201,155

				6,672,873

Insurance—0.9%
AEGON Funding Co. LLC
5.750%	12/15/2020		290,000	336,776
Aflac, Inc.
3.625%	06/15/2023		400,000	428,408
2.400%	03/16/2020		300,000	309,247
Allstate Corp. (The)
3.150%	06/15/2023		500,000	532,536
American International Group, Inc.
3.900%	04/01/2026		250,000	258,143
3.875%	01/15/2035		300,000	288,173
2.300%	07/16/2019		650,000	661,867
Aon plc (United Kingdom)
4.450%	05/24/2043		400,000	401,482
3.500%	06/14/2024		400,000	412,386
Arch Capital Group US, Inc.
5.144%	11/01/2043		150,000	163,047
AXA SA (France)
8.600%	12/15/2030		250,000	343,750
Berkshire Hathaway Finance Corp.
4.300%	05/15/2043		300,000	333,785
4.250%	01/15/2021	†	300,000	333,863
2.000%	08/15/2018		500,000	511,203
Chubb INA Holdings, Inc.
4.350%	11/03/2045		500,000	576,702
3.150%	03/15/2025		300,000	313,603
CNA Financial Corp.
5.750%	08/15/2021		300,000	345,797
First American Financial Corp.
4.600%	11/15/2024		500,000	524,484
Hanover Insurance Group, Inc. (The)
4.500%	04/15/2026		250,000	258,593
Hartford Financial Services Group, Inc. (The)
6.100%	10/01/2041		150,000	185,768
Hartford Financial Services Group, Inc. (The) MTN
6.000%	01/15/2019		500,000	549,150
Lincoln National Corp.
6.150%	04/07/2036		250,000	293,832
Markel Corp.
5.000%	03/30/2043		300,000	321,135
MetLife, Inc.
7.717%	02/15/2019		500,000	580,623
5.700%	06/15/2035		250,000	302,665
4.875%	11/13/2043		300,000	332,394
3.600%	04/10/2024		500,000	527,865
PartnerRe Finance B LLC
5.500%	06/01/2020		90,000	100,287
Principal Financial Group, Inc.
3.400%	05/15/2025		350,000	359,045
Progressive Corp. (The)
6.625%	03/01/2029		150,000	198,982
Prudential Financial, Inc. MTN
6.625%	06/21/2040		100,000	129,963
5.800%	11/16/2041		200,000	241,418

Coupon Rate	Maturity Date		Face	Value
5.700%	12/14/2036		$250,000	$299,588
5.375%	06/21/2020		300,000	338,517
3.500%	05/15/2024		400,000	416,356
Travelers Cos., Inc. (The)
6.750%	06/20/2036		500,000	725,426
Trinity Acquisition plc (United Kingdom)
4.625%	08/15/2023		500,000	536,737
Unum Group
4.000%	03/15/2024		350,000	361,973
Validus Holdings Ltd. (Bermuda)
8.875%	01/26/2040		200,000	275,466
XLIT Ltd. (Cayman Islands)
2.300%	12/15/2018		400,000	404,358

				14,815,393

Internet & Catalog Retail—0.1%
Amazon.com, Inc.
3.800%	12/05/2024		500,000	561,411
1.200%	11/29/2017		200,000	200,778
Expedia, Inc.
7.456%	08/15/2018		250,000	276,604
QVC, Inc.
5.450%	08/15/2034		350,000	324,978
3.125%	04/01/2019		120,000	123,271

				1,487,042

Internet Software & Services—0.1%
Alibaba Group Holding Ltd. (Cayman Islands)
3.600%	11/28/2024		200,000	204,754
3.125%	11/28/2021		370,000	379,141
Alphabet, Inc.
3.625%	05/19/2021		300,000	331,743
Baidu, Inc. (Cayman Islands)
2.750%	06/09/2019		400,000	407,344
eBay, Inc.
4.000%	07/15/2042		100,000	84,593
2.600%	07/15/2022		100,000	99,157
1.350%	07/15/2017		100,000	100,217

				1,606,949

IT Services—0.4%
Computer Sciences Corp.
4.450%	09/15/2022		200,000	213,502
Fidelity National Information Services, Inc.
5.000%	10/15/2025		230,000	261,584
3.625%	10/15/2020		310,000	328,026
2.000%	04/15/2018		200,000	201,083
Fiserv, Inc.
3.500%	10/01/2022		200,000	212,213
International Business Machines Corp.
7.000%	10/30/2025		300,000	408,317
5.700%	09/14/2017		500,000	528,285
4.700%	02/19/2046		195,000	224,821
3.625%	02/12/2024	†	250,000	272,899
3.450%	02/19/2026		110,000	119,784
2.250%	02/19/2021		255,000	263,117
1.625%	05/15/2020	†	400,000	405,237
MasterCard, Inc.
2.000%	04/01/2019		200,000	205,169
Total System Services, Inc.
4.800%	04/01/2026		350,000	380,263
3.800%	04/01/2021		350,000	370,967
Visa, Inc.
4.300%	12/14/2045		330,000	383,056

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
4.150%	12/14/2035		$190,000	$215,318
3.150%	12/14/2025		495,000	529,846
2.200%	12/14/2020		515,000	531,337
Western Union Co. (The)
5.253%	04/01/2020		502,000	554,550
Xerox Corp.
6.350%	05/15/2018		500,000	534,865
4.500%	05/15/2021		200,000	202,446

				7,346,685

Leisure Products—0.0%
Hasbro, Inc.
5.100%	05/15/2044		200,000	213,138
Mattel, Inc.
2.350%	05/06/2019		300,000	304,948

				518,086

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.
5.000%	07/15/2020		100,000	110,331
Thermo Fisher Scientific, Inc.
4.150%	02/01/2024		500,000	546,565
2.400%	02/01/2019		750,000	763,517

				1,420,413

Machinery—0.2%
Caterpillar, Inc.
4.750%	05/15/2064		500,000	558,177
3.400%	05/15/2024		500,000	537,894
Deere & Co.
4.375%	10/16/2019		500,000	552,869
Dover Corp.
5.375%	03/01/2041		300,000	382,396
Illinois Tool Works, Inc.
3.500%	03/01/2024		350,000	383,023
Parker-Hannifin Corp. MTN
3.500%	09/15/2022		100,000	109,877
Stanley Black & Decker, Inc.
3.400%	12/01/2021		290,000	310,568

				2,834,804

Media—1.1%
21st Century Fox America, Inc.
7.750%	12/01/2045		200,000	293,194
6.200%	12/15/2034		500,000	628,767
6.150%	02/15/2041		300,000	375,939
5.650%	08/15/2020		500,000	573,327
CBS Corp.
7.875%	07/30/2030		250,000	355,274
5.750%	04/15/2020		200,000	229,043
4.850%	07/01/2042		250,000	252,110
1.950%	07/01/2017		300,000	301,767
Charter Communications Operating LLC/Charter Communications Operating Capital
6.834%	10/23/2055	^	360,000	429,682
4.908%	07/23/2025	^	570,000	624,304
3.579%	07/23/2020	^	500,000	523,205
Comcast Corp.
7.050%	03/15/2033		300,000	420,815
6.450%	03/15/2037		500,000	689,314

Coupon Rate	Maturity Date		Face	Value
5.650%	06/15/2035		$200,000	$260,880
4.600%	08/15/2045		250,000	288,566
4.500%	01/15/2043		200,000	226,325
3.375%	08/15/2025		400,000	432,713
2.850%	01/15/2023		500,000	526,122
2.750%	03/01/2023		70,000	73,374
Discovery Communications LLC
5.625%	08/15/2019		400,000	441,185
4.900%	03/11/2026		500,000	531,242
Grupo Televisa SAB (Mexico)
5.000%	05/13/2045		700,000	675,389
Historic TW, Inc.
9.150%	02/01/2023		300,000	403,783
Interpublic Group of Cos., Inc. (The)
4.200%	04/15/2024		250,000	268,338
NBCUniversal Media LLC
6.400%	04/30/2040		200,000	279,460
5.950%	04/01/2041		250,000	337,115
4.375%	04/01/2021		250,000	280,324
Thomson Reuters Corp. (Canada)
6.500%	07/15/2018		300,000	329,092
3.950%	09/30/2021		200,000	213,528
Time Warner Cable, Inc.
8.750%	02/14/2019		500,000	584,152
6.750%	06/15/2039		200,000	235,713
4.500%	09/15/2042		1,050,000	981,664
Time Warner Entertainment Co. LP
8.375%	03/15/2023		250,000	326,501
8.375%	07/15/2033		250,000	339,594
Time Warner, Inc.
7.700%	05/01/2032		400,000	559,881
5.375%	10/15/2041		250,000	288,475
4.050%	12/15/2023		750,000	828,146
3.875%	01/15/2026		500,000	540,137
Viacom, Inc.
6.875%	04/30/2036		300,000	330,256
4.500%	03/01/2021		700,000	762,344
4.375%	03/15/2043		200,000	162,134
2.750%	12/15/2019		225,000	228,448
Walt Disney Co. (The) MTN
3.750%	06/01/2021		200,000	221,812
3.700%	12/01/2042		200,000	214,324
2.350%	12/01/2022		200,000	206,953
1.100%	12/01/2017		250,000	251,170
Walt Disney Co. (The), Series B MTN
7.000%	03/01/2032		210,000	303,165
WPP Finance 2010 (United Kingdom)
3.750%	09/19/2024		300,000	317,611

				18,946,657

Metals & Mining—0.3%
Barrick PD Australia Finance Pty Ltd. (Australia)
5.950%	10/15/2039		400,000	419,249
BHP Billiton Finance USA Ltd. (Australia)
6.500%	04/01/2019		500,000	566,180
5.000%	09/30/2043		350,000	407,652
4.125%	02/24/2042		400,000	413,386
Goldcorp, Inc. (Canada)
3.625%	06/09/2021		400,000	412,484
Newmont Mining Corp.
6.250%	10/01/2039		26,000	29,028
3.500%	03/15/2022	†	400,000	415,866
Rio Tinto Alcan, Inc. (Canada)
6.125%	12/15/2033		150,000	171,786

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Rio Tinto Finance USA plc (United Kingdom)
4.750%	03/22/2042		$300,000	$319,114
3.500%	03/22/2022		485,000	511,016
Southern Copper Corp.
7.500%	07/27/2035		250,000	277,607
5.875%	04/23/2045		500,000	473,250
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036		400,000	366,000
4.625%	09/15/2020		500,000	486,875

				5,269,493

Multiline Retail—0.2%
Dollar General Corp.
1.875%	04/15/2018		500,000	505,551
Kohl’s Corp.
4.000%	11/01/2021		300,000	314,158
Macy’s Retail Holdings, Inc.
6.900%	04/01/2029		100,000	110,127
6.650%	07/15/2024		100,000	115,790
4.300%	02/15/2043		200,000	157,423
Nordstrom, Inc.
4.000%	10/15/2021	†	100,000	107,044
Target Corp.
6.350%	11/01/2032		354,000	480,518
6.000%	01/15/2018		500,000	538,388
4.000%	07/01/2042		200,000	216,715

				2,545,714

Multi-Utilities—0.3%
Ameren Illinois Co.
2.700%	09/01/2022		400,000	415,523
Berkshire Hathaway Energy Co.
6.125%	04/01/2036		200,000	266,043
2.400%	02/01/2020		750,000	771,018
CMS Energy Corp.
4.700%	03/31/2043		500,000	566,875
Consolidated Edison Co. of New York, Inc., Series 09-C
5.500%	12/01/2039		300,000	379,029
Consumers Energy Co.
3.125%	08/31/2024		500,000	530,519
Dominion Resources, Inc.
2.500%	12/01/2019		400,000	408,997
Dominion Resources, Inc., Series C
4.900%	08/01/2041		300,000	330,636
NiSource Finance Corp.
5.450%	09/15/2020		500,000	566,514
5.250%	02/15/2043		300,000	361,777
Puget Sound Energy, Inc.
4.434%	11/15/2041		300,000	340,232
Sempra Energy
6.150%	06/15/2018		250,000	272,033

				5,209,196

Oil, Gas & Consumable Fuels—2.1%
Anadarko Petroleum Corp.
8.700%	03/15/2019		500,000	570,558
Apache Corp.
5.250%	02/01/2042		500,000	520,730
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029		150,000	190,589

Coupon Rate	Maturity Date		Face	Value
Boardwalk Pipelines LP
3.375%	02/01/2023		$200,000	$183,629
BP Capital Markets plc (United Kingdom)
4.500%	10/01/2020		300,000	332,596
3.814%	02/10/2024		350,000	375,332
3.245%	05/06/2022		200,000	210,061
2.750%	05/10/2023		500,000	504,285
2.237%	05/10/2019		500,000	513,660
Buckeye Partners LP
2.650%	11/15/2018		250,000	253,668
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035		500,000	506,657
3.450%	11/15/2021		200,000	200,181
CenterPoint Energy Resources Corp.
4.500%	01/15/2021		434,000	471,393
Chevron Corp.
3.191%	06/24/2023		400,000	425,357
2.954%	05/16/2026		500,000	517,375
2.355%	12/05/2022		400,000	406,362
1.790%	11/16/2018		660,000	669,063
1.345%	11/15/2017		500,000	502,711
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
4.250%	05/09/2043		200,000	202,212
3.000%	05/09/2023		200,000	198,964
1.750%	05/09/2018		200,000	200,239
Columbia Pipeline Group, Inc.
5.800%	06/01/2045		350,000	405,429
ConocoPhillips Canada Funding Co. I (Canada)
5.950%	10/15/2036		500,000	591,280
ConocoPhillips Co.
4.300%	11/15/2044		500,000	509,403
ConocoPhillips Holding Co.
6.950%	04/15/2029		500,000	625,432
Devon Energy Corp.
7.950%	04/15/2032		350,000	401,980
5.850%	12/15/2025	†	500,000	552,535
5.600%	07/15/2041		100,000	96,937
Dominion Gas Holdings LLC
3.600%	12/15/2024		500,000	529,517
3.550%	11/01/2023		250,000	261,804
Ecopetrol SA (Colombia)
4.250%	09/18/2018	†	500,000	518,750
4.125%	01/16/2025		400,000	362,880
Enable Midstream Partners LP
5.000%	05/15/2044		350,000	278,024
Enbridge Energy Partners LP
9.875%	03/01/2019		300,000	344,194
7.375%	10/15/2045		90,000	110,059
Energy Transfer Partners LP
6.500%	02/01/2042		400,000	421,350
5.200%	02/01/2022		300,000	316,432
5.150%	03/15/2045		300,000	273,581
4.050%	03/15/2025		750,000	737,336
Enterprise Products Operating LLC
5.950%	02/01/2041		200,000	235,507
5.100%	02/15/2045		250,000	274,663
4.450%	02/15/2043		200,000	199,079
3.700%	02/15/2026		170,000	177,262
3.350%	03/15/2023		300,000	308,626
2.550%	10/15/2019		400,000	411,353
1.650%	05/07/2018		200,000	200,259
Enterprise Products Operating LLC, Series D
6.875%	03/01/2033		150,000	182,005

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
EOG Resources, Inc.
4.100%	02/01/2021	$300,000	$326,466
Exxon Mobil Corp.
3.567%	03/06/2045	300,000	311,331
3.176%	03/15/2024	400,000	430,262
3.043%	03/01/2026	500,000	531,410
2.709%	03/06/2025	300,000	313,596
1.708%	03/01/2019	700,000	711,649
Hess Corp.
7.300%	08/15/2031	250,000	287,771
1.300%	06/15/2017	400,000	397,417
Husky Energy, Inc. (Canada)
3.950%	04/15/2022	200,000	207,112
Kerr-McGee Corp.
7.875%	09/15/2031	750,000	895,686
Kinder Morgan Energy Partners LP
6.550%	09/15/2040	300,000	313,737
6.500%	02/01/2037	300,000	315,668
5.950%	02/15/2018	300,000	316,779
5.000%	03/01/2043	200,000	190,038
4.700%	11/01/2042	200,000	180,836
4.150%	03/01/2022	500,000	506,458
3.500%	09/01/2023	400,000	391,358
Magellan Midstream Partners LP
4.200%	12/01/2042	200,000	191,561
Marathon Oil Corp.
5.900%	03/15/2018	455,000	472,178
Marathon Petroleum Corp.
5.850%	12/15/2045	500,000	487,440
5.000%	09/15/2054	400,000	336,345
Nexen Energy ULC (Canada)
6.400%	05/15/2037	500,000	623,191
Noble Energy, Inc.
5.250%	11/15/2043	300,000	306,122
Occidental Petroleum Corp.
2.700%	02/15/2023	300,000	305,282
ONEOK Partners LP
4.900%	03/15/2025	200,000	210,098
3.375%	10/01/2022	300,000	293,929
Petro-Canada (Canada)
5.950%	05/15/2035	100,000	118,177
Phillips 66
4.300%	04/01/2022	400,000	437,436
Pioneer Natural Resources Co.
3.950%	07/15/2022	200,000	209,524
Plains All American Pipeline LP/PAA Finance Corp.
4.300%	01/31/2043	200,000	161,166
2.850%	01/31/2023	400,000	368,720
Regency Energy Partners LP/Regency Energy Finance Corp.
5.875%	03/01/2022	250,000	267,721
Statoil ASA (Norway)
5.100%	08/17/2040	300,000	360,119
3.150%	01/23/2022	500,000	525,346
2.650%	01/15/2024	300,000	303,092
1.250%	11/09/2017	500,000	501,340
1.150%	05/15/2018	300,000	300,352
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032	500,000	623,280
Sunoco Logistics Partners Operations LP
4.950%	01/15/2043	200,000	185,590
3.450%	01/15/2023	200,000	197,508

Coupon Rate	Maturity Date	Face	Value
Tennessee Gas Pipeline Co. LLC
7.000%	10/15/2028	$350,000	$375,476
Texas Eastern Transmission LP
7.000%	07/15/2032	150,000	187,458
Total Capital International SA (France)
3.700%	01/15/2024	250,000	273,608
2.875%	02/17/2022	400,000	418,371
2.100%	06/19/2019	300,000	306,842
Total Capital SA (France)
4.450%	06/24/2020	300,000	332,926
TransCanada PipeLines Ltd. (Canada)
5.850%	03/15/2036	500,000	575,973
3.750%	10/16/2023	400,000	428,630
Valero Energy Corp.
6.625%	06/15/2037	500,000	550,195
Western Gas Partners LP
2.600%	08/15/2018	250,000	248,867
Williams Partners LP
6.300%	04/15/2040	100,000	95,140
5.250%	03/15/2020	100,000	102,972
4.500%	11/15/2023	350,000	336,193
4.125%	11/15/2020	300,000	297,443
4.000%	09/15/2025	70,000	64,326
Williams Partners LP/ACMP Finance Corp.
4.875%	05/15/2023	350,000	338,780

			36,627,590

Pharmaceuticals—1.1%
AbbVie, Inc.
4.700%	05/14/2045	220,000	233,592
4.500%	05/14/2035	230,000	241,144
4.450%	05/14/2046	160,000	162,914
4.400%	11/06/2042	300,000	306,887
4.300%	05/14/2036	95,000	97,214
3.600%	05/14/2025	390,000	409,410
3.200%	05/14/2026	220,000	223,314
2.900%	11/06/2022	300,000	306,327
2.500%	05/14/2020	420,000	429,762
2.000%	11/06/2018	300,000	303,235
1.750%	11/06/2017	300,000	301,871
Actavis Funding SCS (Luxembourg)
4.750%	03/15/2045	500,000	527,112
4.550%	03/15/2035	300,000	309,273
3.000%	03/12/2020	560,000	578,036
2.350%	03/12/2018	300,000	304,214
1.300%	06/15/2017	300,000	299,559
Actavis, Inc.
6.125%	08/15/2019	500,000	561,517
AstraZeneca plc (United Kingdom)
5.900%	09/15/2017	250,000	264,209
4.000%	09/18/2042	300,000	309,801
3.375%	11/16/2025	255,000	267,650
2.375%	11/16/2020	270,000	277,197
Baxalta, Inc.
5.250%	06/23/2045	150,000	163,067
4.000%	06/23/2025	200,000	209,082
Bristol-Myers Squibb Co.
3.250%	08/01/2042	500,000	498,743
Eli Lilly & Co.
3.700%	03/01/2045	500,000	533,957
GlaxoSmithKline Capital plc (United Kingdom)
2.850%	05/08/2022	300,000	315,932
GlaxoSmithKline Capital, Inc.
2.800%	03/18/2023	1,200,000	1,260,388

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Johnson & Johnson
4.950%	05/15/2033		$200,000	$257,338
4.850%	05/15/2041		200,000	261,600
3.700%	03/01/2046		170,000	191,950
3.550%	05/15/2021		200,000	222,263
Merck & Co., Inc.
6.550%	09/15/2037		200,000	289,795
6.500%	12/01/2033		250,000	352,381
3.600%	09/15/2042		200,000	206,236
2.400%	09/15/2022		200,000	205,848
1.100%	01/31/2018		200,000	200,851
Merck Sharp & Dohme Corp.
5.000%	06/30/2019		500,000	555,707
Mylan NV (Netherlands)
3.950%	06/15/2026	^	190,000	192,671
3.750%	12/15/2020	^	500,000	521,812
Mylan, Inc.
5.400%	11/29/2043		250,000	266,699
Novartis Capital Corp.
4.400%	05/06/2044		230,000	277,917
4.000%	11/20/2045		500,000	571,475
3.400%	05/06/2024		500,000	547,108
Novartis Securities Investment Ltd. (Bermuda)
5.125%	02/10/2019		500,000	552,085
Perrigo Co. plc (Ireland)
2.300%	11/08/2018		300,000	302,755
Pfizer, Inc.
4.400%	05/15/2044		350,000	399,957
3.400%	05/15/2024		350,000	383,371
3.000%	06/15/2023		1,000,000	1,067,774
Pharmacia LLC
6.500%	12/01/2018		350,000	394,219
Teva Pharmaceutical Finance Co. LLC
6.150%	02/01/2036		13,000	15,619
Teva Pharmaceutical Finance IV LLC
2.250%	03/18/2020		200,000	203,549
Wyeth LLC
6.500%	02/01/2034		250,000	343,590
Zoetis, Inc.
4.700%	02/01/2043		200,000	198,919
3.250%	02/01/2023		300,000	306,141

				18,985,037

Professional Services—0.0%
Verisk Analytics, Inc.
4.000%	06/15/2025		496,000	521,915

Real Estate Investment Trusts (REITs)—0.7%
Alexandria Real Estate Equities, Inc.
2.750%	01/15/2020		500,000	504,795
American Tower Corp.
4.500%	01/15/2018		500,000	521,833
3.500%	01/31/2023		400,000	414,508
AvalonBay Communities, Inc. MTN
3.625%	10/01/2020		300,000	320,514
2.850%	03/15/2023		300,000	305,202
Boston Properties LP
4.125%	05/15/2021		300,000	327,416
3.125%	09/01/2023		450,000	463,276
Brandywine Operating Partnership LP
3.950%	02/15/2023		300,000	303,563

Coupon Rate	Maturity Date		Face	Value
CBL & Associates LP
4.600%	10/15/2024	†	$400,000	$361,042
CubeSmart LP
4.375%	12/15/2023		300,000	325,979
DDR Corp.
4.625%	07/15/2022		200,000	216,546
Duke Realty LP
3.875%	10/15/2022		200,000	212,337
ERP Operating LP
3.000%	04/15/2023		200,000	205,704
Federal Realty Investment Trust
4.500%	12/01/2044		200,000	218,914
2.750%	06/01/2023		200,000	203,383
HCP, Inc.
4.250%	11/15/2023		400,000	415,761
HCP, Inc. MTN
6.700%	01/30/2018		250,000	268,608
Highwoods Realty LP
3.200%	06/15/2021		400,000	403,931
Hospitality Properties Trust
5.000%	08/15/2022		300,000	322,802
Host Hotels & Resorts LP
6.000%	10/01/2021		300,000	340,381
Kimco Realty Corp.
3.125%	06/01/2023		200,000	204,046
Lexington Realty Trust
4.400%	06/15/2024		200,000	204,906
Liberty Property LP
3.375%	06/15/2023		300,000	304,404
National Retail Properties, Inc.
3.900%	06/15/2024		400,000	422,421
Omega Healthcare Investors, Inc.
4.950%	04/01/2024		350,000	364,697
Realty Income Corp.
5.875%	03/15/2035		200,000	243,277
2.000%	01/31/2018		100,000	100,869
Regency Centers LP
3.750%	06/15/2024		200,000	208,751
Simon Property Group LP
4.750%	03/15/2042		400,000	461,747
4.375%	03/01/2021		400,000	444,166
Ventas Realty LP/Ventas Capital Corp.
4.250%	03/01/2022		400,000	432,271
Vornado Realty LP
2.500%	06/30/2019		250,000	254,881
Weingarten Realty Investors
3.375%	10/15/2022		170,000	173,628
Welltower, Inc.
6.125%	04/15/2020		300,000	342,038
4.500%	01/15/2024		200,000	217,213
Weyerhaeuser Co.
7.375%	03/15/2032		300,000	397,911
WP Carey, Inc.
4.600%	04/01/2024		350,000	359,671

				11,793,392

Real Estate Management & Development—0.0%
Brookfield Asset Management, Inc. (Canada)
4.000%	01/15/2025		300,000	305,278

Road & Rail—0.4%
Burlington Northern Santa Fe LLC
7.950%	08/15/2030		300,000	449,077
5.150%	09/01/2043		350,000	428,169

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
3.450%	09/15/2021	$200,000	$216,889
3.000%	04/01/2025	300,000	317,878
Canadian National Railway Co. (Canada)
2.950%	11/21/2024	100,000	106,194
2.250%	11/15/2022	300,000	305,022
Canadian Pacific Railway Co. (Canada)
7.250%	05/15/2019	300,000	345,524
3.700%	02/01/2026	160,000	171,957
CSX Corp.
7.375%	02/01/2019	300,000	344,565
6.000%	10/01/2036	334,000	427,490
4.500%	08/01/2054	500,000	537,969
Norfolk Southern Corp.
5.900%	06/15/2019	300,000	337,365
4.800%	08/15/2043	350,000	409,962
3.850%	01/15/2024	200,000	219,472
3.250%	12/01/2021	200,000	211,713
Ryder System, Inc. MTN
2.350%	02/26/2019	400,000	404,491
Union Pacific Corp.
4.821%	02/01/2044	557,000	674,568
3.750%	03/15/2024	500,000	556,697

			6,465,002

Semiconductors & Semiconductor Equipment—0.2%
Intel Corp.
4.900%	07/29/2045	300,000	350,317
4.800%	10/01/2041	300,000	341,504
4.250%	12/15/2042	200,000	215,117
3.300%	10/01/2021	300,000	325,474
1.350%	12/15/2017	400,000	402,457
KLA-Tencor Corp.
3.375%	11/01/2019	350,000	362,219
QUALCOMM, Inc.
4.800%	05/20/2045	140,000	147,202
4.650%	05/20/2035	100,000	108,810
3.450%	05/20/2025	250,000	265,978
2.250%	05/20/2020	340,000	349,652
Texas Instruments, Inc.
1.650%	08/03/2019	275,000	278,745
Xilinx, Inc.
2.125%	03/15/2019	150,000	152,020

			3,299,495

Software—0.4%
Microsoft Corp.
4.750%	11/03/2055	90,000	102,118
4.500%	10/01/2040	300,000	340,089
4.450%	11/03/2045	277,000	313,154
4.200%	11/03/2035	295,000	334,786
3.750%	02/12/2045	300,000	305,650
3.625%	12/15/2023	750,000	831,991
2.700%	02/12/2025	300,000	310,491
2.000%	11/03/2020	270,000	277,060
1.850%	02/12/2020	300,000	306,768
Oracle Corp.
5.750%	04/15/2018	500,000	541,413
5.375%	07/15/2040	500,000	605,872
4.500%	07/08/2044	350,000	394,799
3.900%	05/15/2035	280,000	286,276

Coupon Rate	Maturity Date		Face	Value
2.800%	07/08/2021		$350,000	$367,626
2.500%	10/15/2022		400,000	409,774
2.250%	10/08/2019		1,000,000	1,031,405

				6,759,272

Specialty Retail—0.2%
AutoNation, Inc.
6.750%	04/15/2018		200,000	214,743
Bed Bath & Beyond, Inc.
3.749%	08/01/2024	†	500,000	510,569
Home Depot, Inc. (The)
5.875%	12/16/2036		550,000	752,678
2.000%	06/15/2019		400,000	411,395
2.000%	04/01/2021		450,000	462,492
Lowe’s Cos., Inc.
5.800%	04/15/2040		300,000	394,747
4.250%	09/15/2044		400,000	446,117
Staples, Inc.
4.375%	01/12/2023	†	170,000	173,365
TJX Cos., Inc. (The)
2.750%	06/15/2021		300,000	317,038

				3,683,144

Technology Hardware, Storage & Peripherals—0.5%
Apple, Inc.
4.650%	02/23/2046		215,000	243,468
4.375%	05/13/2045		450,000	491,510
3.850%	05/04/2043		300,000	301,960
3.450%	05/06/2024		400,000	435,192
3.200%	05/13/2025		350,000	371,508
2.850%	05/06/2021		500,000	528,433
2.400%	05/03/2023		300,000	305,793
2.250%	02/23/2021		360,000	370,636
2.000%	05/06/2020		440,000	451,940
1.000%	05/03/2018		200,000	200,547
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
8.350%	07/15/2046	^	180,000	194,075
8.100%	07/15/2036	^	215,000	232,367
6.020%	06/15/2026	^	625,000	652,750
4.420%	06/15/2021	^	785,000	808,857
3.480%	06/01/2019	^	285,000	292,158
EMC Corp.
1.875%	06/01/2018		500,000	490,172
Hewlett Packard Enterprise Co.
6.350%	10/15/2045	^	400,000	399,572
4.900%	10/15/2025	^	290,000	303,551
3.600%	10/15/2020	^	430,000	449,262
2.850%	10/05/2018	^	440,000	450,831
HP, Inc.
6.000%	09/15/2041		200,000	192,231
4.650%	12/09/2021		300,000	324,801
3.750%	12/01/2020	†	81,000	85,648
Seagate HDD Cayman (Cayman Islands)
4.750%	06/01/2023		400,000	338,346

				8,915,608

Textiles, Apparel & Luxury Goods—0.0%
NIKE, Inc.
3.625%	05/01/2043		300,000	317,926
2.250%	05/01/2023		300,000	309,485
Under Armour, Inc.
3.250%	06/15/2026		140,000	141,649

				769,060

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Thrifts & Mortgage Finance—0.1%
BPCE SA (France)
4.000%	04/15/2024		$750,000	$821,811
Santander Bank NA
2.000%	01/12/2018		300,000	299,942

				1,121,753

Tobacco—0.3%
Altria Group, Inc.
9.950%	11/10/2038		97,000	175,027
9.250%	08/06/2019		524,000	646,449
4.250%	08/09/2042		450,000	493,311
4.000%	01/31/2024		500,000	560,293
Philip Morris International, Inc.
5.650%	05/16/2018		1,500,000	1,629,927
4.375%	11/15/2041		200,000	220,031
2.900%	11/15/2021		200,000	211,425
2.750%	02/25/2026		285,000	294,274
Reynolds American, Inc.
6.875%	05/01/2020		300,000	354,277
6.150%	09/15/2043		300,000	393,319
4.450%	06/12/2025		400,000	448,792
3.250%	06/12/2020		270,000	285,676

				5,712,801

Trading Companies & Distributors—0.0%
Air Lease Corp.
3.750%	02/01/2022		140,000	143,583
3.375%	01/15/2019	†	200,000	204,500
GATX Corp.
4.750%	06/15/2022		300,000	323,001

				671,084

Wireless Telecommunication Services—0.2%
America Movil SAB de CV (Mexico)
6.125%	03/30/2040		300,000	370,339
5.000%	03/30/2020		400,000	443,971
3.125%	07/16/2022		500,000	514,416
Rogers Communications, Inc. (Canada)
7.500%	08/15/2038		120,000	164,616
6.800%	08/15/2018		200,000	221,597
3.625%	12/15/2025		200,000	214,092
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030		350,000	501,613
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030		250,000	322,744
6.150%	02/27/2037		200,000	232,744
1.500%	02/19/2018		300,000	299,961

				3,286,093

TOTAL CORPORATE OBLIGATIONS
(Cost $414,818,651)				435,347,983

MORTGAGE-BACKED SECURITIES—29.6%
Commercial Mortgage-Backed Securities—1.6%
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4
5.492%	02/10/2051		1,682,755	1,732,403

Coupon Rate	Maturity Date		Face	Value
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A2
2.962%	11/10/2046		$1,000,000	$1,033,066
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A1
1.199%	03/10/2047		311,784	312,173
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4
3.622%	07/10/2047		650,000	710,645
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.137%	02/10/2048		1,000,000	1,052,317
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4
3.314%	04/10/2049		1,000,000	1,064,656
COMM Mortgage Trust, Series 2013-CR11, Class B
5.330%	10/10/2046	#	500,000	574,435
COMM Mortgage Trust, Series 2014-CR15, Class A4
4.074%	02/10/2047	#	500,000	560,553
COMM Mortgage Trust, Series 2014-CR16, Class A4
4.051%	04/10/2047		500,000	561,606
COMM Mortgage Trust, Series 2014-UBS2, Class A1
1.298%	03/10/2047		663,259	665,012
COMM Mortgage Trust, Series 2015-CR22, Class A2
2.856%	03/10/2048		216,000	225,019
COMM Mortgage Trust, Series 2015-LC19, Class A4
3.183%	02/10/2048		1,000,000	1,060,538
FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2
4.186%	12/25/2020	#	900,000	1,003,262
FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2
3.871%	04/25/2021		1,500,000	1,650,417
FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2
2.873%	12/25/2021		575,000	610,312
FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2
3.320%	02/25/2023	#	1,000,000	1,098,363
FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A1
3.016%	02/25/2023		395,370	417,783
FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A2
3.310%	05/25/2023	#	865,000	951,334
FHLMC Multifamily Structured Pass Through Certificates, Series K033, Class A2
3.060%	07/25/2023	#	800,000	866,952
FHLMC Multifamily Structured Pass Through Certificates, Series K714, Class A1
2.075%	12/25/2019		357,128	362,344
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4
3.377%	05/10/2045		1,000,000	1,074,732
GS Mortgage Securities Trust, Series 2015-GC34, Class A4
3.506%	10/10/2048		1,000,000	1,082,591
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3
3.507%	05/15/2045		500,000	541,428
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5
3.775%	08/15/2047		1,000,000	1,101,948
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4
3.801%	09/15/2047		500,000	549,904

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.858%	11/15/2045		$500,000	$525,025
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2
3.085%	08/15/2046		700,000	726,166
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.102%	05/15/2046		800,000	847,181
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class A4
4.051%	04/15/2047		1,000,000	1,120,307
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4
3.249%	02/15/2048		350,000	371,947
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4
3.091%	08/10/2049		550,000	583,650
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5
2.850%	12/10/2045		500,000	523,563
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB
3.477%	08/15/2050		1,000,000	1,076,931
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A3
3.290%	05/15/2048		1,000,000	1,063,935

				27,702,498

U.S. Government Agency Mortgage-Backed Securities—28.0%
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027- 10/01/2029		116,949	138,620
7.000%	12/01/2031- 09/01/2036		132,263	153,578
6.500%	11/01/2016- 01/01/2039		644,787	758,028
6.100%	01/01/2037	#	39,599	39,751
6.000%	11/01/2016- 10/01/2038		1,761,619	2,019,796
5.689%	02/01/2037	#	32,878	34,492
5.500%	02/01/2018- 08/01/2039		3,521,898	3,956,396
5.000%	08/01/2017- 07/01/2041		6,037,720	6,663,695
4.500%	08/01/2018- 02/01/2045		10,222,276	11,183,219
4.000%	07/01/2018- 10/01/2045		22,050,242	23,645,995
3.500%	06/01/2022- 04/01/2046		28,960,526	30,614,013
3.000%	10/01/2026- 01/01/2046		28,743,339	29,979,282
2.904%	06/01/2041	#	44,854	47,586
2.672%	01/01/2042	#	149,668	157,618
2.500%	08/01/2027- 07/01/2043		8,988,121	9,305,307
2.401%	10/01/2043	#	515,047	531,584
2.148%	08/01/2043	#	641,356	658,651

Coupon Rate	Maturity Date		Face	Value
2.000%	08/01/2029		$943,990	$965,627
Federal Home Loan Mortgage Corp. TBA
5.000%-3.500%	07/15/2031- 08/15/2046		5,875,000	6,130,674
3.000%	07/15/2031- 08/15/2046		2,475,000	2,567,130
2.500%	07/15/2031		475,000	491,239
Federal National Mortgage Association
7.500%	06/01/2030- 07/01/2031		14,050	15,139
7.000%	03/01/2030- 04/01/2038		389,726	446,000
6.500%	02/01/2017- 10/01/2039		651,488	779,443
6.000%	07/01/2016- 11/01/2039		2,499,249	2,863,186
5.500%	01/01/2018- 09/01/2041		7,218,528	8,142,674
5.000%	03/01/2018- 12/01/2043		8,792,453	9,756,856
4.500%	03/01/2018- 02/01/2045		16,421,230	17,932,136
4.000%	08/01/2018- 04/01/2046		27,744,347	29,809,924
3.584%	08/01/2040	#	69,920	73,702
3.514%	02/01/2041	#	74,272	78,262
3.500%	09/01/2025- 05/01/2046		35,224,780	37,308,627
3.416%	05/01/2041	#	106,295	112,212
3.000%	01/01/2026- 06/01/2046		42,725,985	44,595,350
2.965%	06/01/2040	#	74,330	78,571
2.937%	05/01/2042	#	203,333	212,200
2.908%	02/01/2037	#	59,372	62,812
2.813%	01/01/2042	#	280,756	292,289
2.681%	12/01/2043	#	43,810	45,545
2.500%	08/01/2027- 01/01/2046		13,009,557	13,464,002
2.000%	09/01/2029- 05/01/2030		1,447,556	1,475,039
Federal National Mortgage Association—ACES, Series 2012-M5, Class A2
2.715%	02/25/2022		1,000,000	1,059,539
Federal National Mortgage Association—ACES, Series 2013-M14, Class APT
2.586%	04/25/2023	#	907,129	944,487
Federal National Mortgage Association—ACES, Series 2014-M3, Class AB2
3.462%	01/25/2024	#	629,306	685,231
Federal National Mortgage Association—ACES, Series 2015-M1, Class A2
2.532%	09/25/2024		1,500,000	1,558,040
Federal National Mortgage Association TBA
6.500%-4.000%	07/25/2031- 08/25/2046		8,900,000	9,493,307
3.500%	07/25/2046- 08/25/2046		23,325,000	24,611,966
3.000%	07/25/2031- 08/25/2046		7,600,000	7,886,914
2.500%	07/25/2031		725,000	750,134
Government National Mortgage Association
7.500%	12/15/2029- 05/15/2032		192,543	241,139

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
6.500%	03/15/2026- 01/15/2039		$543,282	$622,021
6.000%	02/15/2033- 12/15/2039		1,222,101	1,410,266
5.500%	01/15/2024- 07/20/2040		2,481,171	2,816,959
5.000%	03/20/2033- 03/20/2045		7,410,688	8,247,191
4.500%	04/20/2026- 10/20/2045		12,984,345	14,128,530
4.000%	08/15/2024- 11/20/2045		23,560,769	25,267,652
3.500%	12/15/2025- 03/20/2046		20,290,835	21,599,463
3.500%	05/20/2041	#	92,387	96,053
3.000%	04/15/2027- 01/20/2046		19,329,819	20,269,051
3.000%	11/20/2041- 07/20/2042	#	532,518	548,416
2.500%	12/20/2027- 06/20/2045		1,406,099	1,452,054
2.500%	03/20/2041- 11/20/2043	#	520,385	535,045
Government National Mortgage Association TBA
5.000%-3.500%	07/15/2046- 08/15/2046		24,775,000	26,207,445
3.000%	07/15/2046- 08/15/2046		9,025,000	9,435,279

				477,452,432

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $491,317,517)				505,154,930

U.S. TREASURY OBLIGATIONS—36.0%
U.S. Treasury Bonds—6.7%
U.S. Treasury Bond
9.125%	05/15/2018		1,060,000	1,230,014
8.875%	02/15/2019		2,035,000	2,472,883
8.500%	02/15/2020		951,000	1,212,822
7.625%	11/15/2022		1,750,000	2,443,677
7.250%	08/15/2022		1,720,000	2,342,895
7.125%	02/15/2023		2,400,000	3,304,829
6.500%	11/15/2026		1,500,000	2,222,256
6.375%	08/15/2027		1,070,000	1,599,629
6.250%	08/15/2023		1,160,000	1,555,488
6.125%	11/15/2027- 08/15/2029		2,822,000	4,247,841
5.375%	02/15/2031		604,000	896,209
4.750%	02/15/2041		1,123,000	1,685,508
4.625%	02/15/2040		2,183,000	3,210,418
4.500%	05/15/2038		2,245,000	3,257,836
4.375%	11/15/2039- 05/15/2041		5,015,000	7,146,124
4.250%	05/15/2039- 11/15/2040		4,513,000	6,316,353
3.875%	08/15/2040		1,850,000	2,456,345
3.750%	11/15/2043		1,940,000	2,560,270
3.625%	08/15/2043- 02/15/2044		8,290,000	10,694,557

Coupon Rate	Maturity Date		Face	Value
3.375%	05/15/2044		$2,985,000	$3,679,887
3.125%	11/15/2041- 08/15/2044		10,760,000	12,691,678
3.000%	05/15/2042- 11/15/2045		12,191,000	14,027,667
2.875%	05/15/2043- 08/15/2045		6,740,000	7,575,419
2.750%	08/15/2042- 11/15/2042		5,573,000	6,136,604
2.500%	02/15/2045- 02/15/2046		6,820,000	7,102,490
U.S. Treasury Bond—WI Reopening
2.500%	05/15/2046		2,100,000	2,188,429

				114,258,128

U.S. Treasury Notes—29.3%
U.S. Treasury Note
4.750%	08/15/2017		1,719,000	1,799,881
4.250%	11/15/2017		2,430,000	2,553,019
4.000%	08/15/2018		2,750,000	2,951,470
3.875%	05/15/2018		590,000	626,875
3.750%	11/15/2018		2,350,000	2,523,129
3.625%	08/15/2019- 02/15/2021		9,790,000	10,877,144
3.500%	02/15/2018- 05/15/2020		5,851,000	6,310,396
3.375%	11/15/2019		2,690,000	2,923,694
3.125%	05/15/2019- 05/15/2021		7,494,000	8,143,685
2.875%	03/31/2018		1,060,000	1,102,069
2.750%	12/31/2017- 02/15/2024		13,544,000	14,481,557
2.625%	01/31/2018- 11/15/2020		10,170,000	10,827,970
2.500%	08/15/2023- 05/15/2024		9,755,000	10,589,242
2.375%	07/31/2017- 08/15/2024		11,894,000	12,483,030
2.250%	03/31/2021- 11/15/2025		24,173,000	25,711,071
2.125%	08/31/2020- 05/15/2025		24,898,000	26,244,054
2.000%	07/31/2020- 08/15/2025		53,533,000	56,033,831
1.875%	08/31/2017- 11/30/2021		17,162,000	17,617,791
1.750%	09/30/2019- 05/15/2023		17,402,000	17,976,531
1.625%	03/31/2019- 02/15/2026		40,763,000	41,749,005
1.625%	05/15/2026	†	4,730,000	4,788,018
1.500%	08/31/2018- 03/31/2023		32,007,000	32,696,838
1.375%	06/30/2018- 06/30/2023		47,351,000	48,143,417
1.250%	10/31/2018- 03/31/2021		19,558,000	19,839,753
1.125%	01/15/2019- 06/30/2021		16,020,000	16,170,436
1.000%	12/15/2017- 11/30/2019		25,689,000	25,874,773
0.875%	08/15/2017- 07/31/2019		27,298,000	27,422,870

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
0.750%	10/31/2017- 02/15/2019		$23,715,000	$23,778,616
0.625%	07/31/2017- 06/30/2018		25,935,000	25,959,973
0.500%	07/31/2017		3,510,000	3,509,316

				501,709,454

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $595,633,069)				615,967,582

GOVERNMENT RELATED OBLIGATIONS—7.8%
U.S. Government Agencies—2.5%
Federal Farm Credit Bank
1.580%	02/17/2021		150,000	150,012
0.750%	04/18/2018		1,000,000	1,001,398
Federal Home Loan Bank
5.500%	07/15/2036		500,000	722,853
4.875%	09/08/2017		1,250,000	1,312,738
1.625%	06/14/2019	†	1,000,000	1,023,075
1.375%	02/18/2021		500,000	506,236
1.000%	12/19/2017		1,000,000	1,005,313
0.750%	08/28/2017		1,250,000	1,252,150
Federal Home Loan Mortgage Corp.
6.750%	03/15/2031		400,000	621,422
6.250%	07/15/2032		650,000	985,073
5.125%	11/17/2017		800,000	849,894
4.875%	06/13/2018		1,000,000	1,080,991
3.750%	03/27/2019		500,000	540,050
2.375%	01/13/2022		1,000,000	1,059,978
1.375%	05/01/2020		1,000,000	1,015,644
1.250%	08/01/2019		1,000,000	1,012,727
1.250%	10/02/2019	†	1,000,000	1,012,358
1.020%	04/30/2018		825,000	825,199
1.000%	12/15/2017		1,000,000	1,005,460
0.875%	03/07/2018		2,000,000	2,004,022
Federal Home Loan Mortgage Corp. MTN
0.750%	04/09/2018		1,000,000	1,001,328
Federal Home Loan Mortgage Corp., Series 4
1.000%	05/25/2018		350,000	350,073
Federal National Mortgage Association
7.125%	01/15/2030		700,000	1,099,837
6.625%	11/15/2030		500,000	767,265
6.250%	05/15/2029		540,000	787,569
3.000%	03/01/2028		600,000	600,711
2.625%	09/06/2024		500,000	538,544
2.586%	10/09/2019		1,000,000	961,076
1.875%	02/19/2019		1,000,000	1,028,066
1.750%	11/26/2019		750,000	771,478
1.625%	11/27/2018		1,000,000	1,021,649
1.250%	02/26/2019- 05/06/2021		2,250,000	2,254,864
1.125%	04/30/2018		1,000,000	1,000,223
1.070%	07/28/2017		625,000	625,124
1.000%	12/28/2017- 02/15/2018		970,000	970,237
0.875%	10/26/2017- 05/21/2018		4,000,000	4,017,252
Federal National Mortgage Association, Series 1
1.000%	04/30/2018		500,000	500,065

Coupon Rate	Maturity Date		Face	Value
Financing Corp.
8.600%	09/26/2019		$500,000	$619,978
Financing Corp., Series E
9.650%	11/02/2018		500,000	602,779
Israel Government AID Bond (Israel)
5.500%	04/26/2024		350,000	443,716
Tennessee Valley Authority
5.250%	09/15/2039		500,000	686,759
3.500%	12/15/2042		500,000	542,050
1.750%	10/15/2018		500,000	510,539
Tennessee Valley Authority, Series E
6.250%	12/15/2017		1,200,000	1,294,762

				41,982,537

Non-U.S. Government Agencies—1.2%
Export Development Canada (Canada)
1.750%	08/19/2019		500,000	513,301
Export-Import Bank of Korea (Korea, Republic of)
5.000%	04/11/2022		400,000	463,124
3.250%	08/12/2026		500,000	538,488
2.250%	01/21/2020		300,000	305,315
FMS Wertmanagement AoeR (Germany)
1.625%	11/20/2018		350,000	356,107
Japan Bank for International Cooperation (Japan)
2.375%	04/20/2026		300,000	313,570
1.875%	04/20/2021		220,000	223,524
1.750%	07/31/2018		500,000	505,220
Japan Bank for International Cooperation, Series DTC (Japan)
2.125%	02/10/2025		500,000	511,459
1.125%	07/19/2017		500,000	500,252
KFW (Germany)
4.500%	07/16/2018		500,000	536,708
4.000%	01/27/2020		1,050,000	1,156,321
2.125%	01/17/2023		500,000	520,631
2.000%	10/04/2022- 05/02/2025		1,230,000	1,265,466
1.875%	04/01/2019- 06/30/2020		1,600,000	1,645,940
1.625%	03/15/2021		520,000	530,193
0.000%	04/18/2036		750,000	450,650
KFW MTN (Germany)
4.375%	03/15/2018		1,250,000	1,325,191
2.750%	09/08/2020- 10/01/2020		1,000,000	1,065,324
0.875%	04/19/2018		1,010,000	1,011,834
Korea Development Bank (The) (Korea, Republic of)
3.750%	01/22/2024		750,000	827,361
2.875%	08/22/2018		350,000	360,757
Landwirtschaftliche Rentenbank (Germany)
2.375%	06/10/2025		500,000	527,827
1.875%	09/17/2018		500,000	511,277
1.750%	04/15/2019		250,000	255,862
Oesterreichische Kontrollbank AG (Austria)
1.625%	03/12/2019		350,000	355,845
1.500%	10/21/2020		180,000	181,743
Petroleos Mexicanos (Mexico)
8.000%	05/03/2019		1,000,000	1,116,560
6.625%	06/15/2035		500,000	518,000
5.625%	01/23/2046		250,000	228,813
5.500%	01/21/2021	†	500,000	530,075
5.500%	06/27/2044		800,000	726,840
4.875%	01/18/2024	†	500,000	508,150
Svensk Exportkredit AB (Sweden)
1.875%	06/17/2019		500,000	511,922

				20,899,650

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Sovereign Debt—1.3%
Canada Government International Bond (Canada)
1.625%	02/27/2019		$750,000	$766,580
Chile Government International Bond (Chile)
3.875%	08/05/2020		150,000	162,750
Colombia Government International Bond (Colombia)
11.750%	02/25/2020	†	200,000	264,500
8.125%	05/21/2024		200,000	258,500
7.375%	09/18/2037		200,000	260,750
6.125%	01/18/2041		500,000	580,000
5.625%	02/26/2044		500,000	556,250
Finland Government International Bond (Finland)
6.950%	02/15/2026		150,000	209,573
Israel Government International Bond (Israel)
4.000%	06/30/2022		400,000	444,900
Italy Government International Bond (Italy)
6.875%	09/27/2023		450,000	567,000
5.375%	06/15/2033		300,000	357,143
Korea International Bond (Korea, Republic of)
3.875%	09/11/2023		250,000	286,888
Mexico Government International Bond (Mexico)
6.050%	01/11/2040		500,000	630,625
3.625%	03/15/2022		300,000	316,950
Mexico Government International Bond MTN (Mexico)
8.300%	08/15/2031	†	550,000	889,625
5.950%	03/19/2019		1,000,000	1,118,250
4.750%	03/08/2044	†	800,000	864,000
3.500%	01/21/2021	†	500,000	528,750
Panama Government International Bond (Panama)
6.700%	01/26/2036	†	288,000	383,760
5.200%	01/30/2020		450,000	499,500
3.750%	03/16/2025		300,000	317,250
Peruvian Government International Bond (Peru)
7.350%	07/21/2025		400,000	545,000
6.550%	03/14/2037	†	500,000	676,250
Philippine Government International Bond (Philippines)
10.625%	03/16/2025		600,000	989,115
9.500%	02/02/2030		400,000	685,716
6.500%	01/20/2020		300,000	349,514
5.000%	01/13/2037		500,000	646,530
Poland Government International Bond (Poland)
6.375%	07/15/2019		500,000	567,175
5.125%	04/21/2021		1,300,000	1,462,380
South Africa Government International Bond (South Africa)
6.875%	05/27/2019		500,000	557,800
5.375%	07/24/2044	†	300,000	314,682
4.875%	04/14/2026		350,000	363,781
4.665%	01/17/2024		400,000	414,136
Turkey Government International Bond (Turkey)
8.000%	02/14/2034		600,000	809,648
7.500%	11/07/2019		500,000	571,992
5.750%	03/22/2024		350,000	391,128
4.875%	04/16/2043		1,000,000	979,475
4.250%	04/14/2026		280,000	285,096
3.250%	03/23/2023		800,000	777,012
Uruguay Government International Bond (Uruguay)
8.000%	11/18/2022		330,815	420,135
4.375%	10/27/2027		260,000	275,600
4.125%	11/20/2045		200,000	181,500

				22,527,209

Coupon Rate	Maturity Date		Face	Value
Supranational—1.7%
African Development Bank, Series GDIF
1.625%	10/02/2018		$500,000	$509,109
Asian Development Bank MTN
2.125%	11/24/2021		400,000	417,247
2.000%	01/22/2025		250,000	257,342
1.875%	02/18/2022	†	500,000	513,615
1.750%	09/11/2018		500,000	510,352
1.500%	01/22/2020		250,000	254,159
1.375%	03/23/2020		300,000	303,438
1.125%	06/05/2018		500,000	503,301
Council Of Europe Development Bank
1.750%	11/14/2019		400,000	408,493
1.625%	03/10/2020		750,000	763,954
European Bank for Reconstruction & Development MTN
1.875%	02/23/2022		400,000	410,740
1.750%	06/14/2019		500,000	511,496
European Investment Bank
4.875%	02/15/2036		350,000	472,164
2.875%	09/15/2020		1,250,000	1,334,354
2.500%	04/15/2021		500,000	527,681
2.000%	03/15/2021		735,000	760,004
1.875%	03/15/2019		1,500,000	1,536,783
1.375%	06/15/2020		580,000	585,173
1.250%	05/15/2018		300,000	302,303
1.125%	09/15/2017- 08/15/2019		2,300,000	2,306,569
1.000%	03/15/2018- 06/15/2018		1,400,000	1,404,068
European Investment Bank MTN
1.625%	12/18/2018		1,000,000	1,017,029
Inter-American Development Bank
3.000%	02/21/2024		250,000	276,225
1.750%	08/24/2018		400,000	408,895
Inter-American Development Bank MTN
3.875%	02/14/2020		400,000	439,678
2.125%	01/15/2025		250,000	260,342
1.875%	06/16/2020		750,000	771,927
1.250%	01/16/2018		450,000	453,750
0.875%	03/15/2018		1,000,000	1,003,089
International Bank for Reconstruction & Development
1.875%	10/07/2019- 10/07/2022		680,000	698,676
1.750%	04/19/2023		795,000	811,357
1.125%	07/18/2017	†	750,000	753,695
1.000%	10/05/2018		490,000	492,330
0.875%	07/19/2018		470,000	471,367
International Bank for Reconstruction & Development, Series GDIF
2.500%	07/29/2025		800,000	856,848
1.875%	03/15/2019		500,000	513,949
1.625%	02/10/2022		900,000	914,288
1.375%	04/10/2018	†	500,000	505,125
1.375%	05/24/2021		405,000	407,820
1.000%	11/15/2017		1,060,000	1,064,630
International Finance Corp.
1.750%	09/16/2019		500,000	512,241
International Finance Corp. MTN
2.125%	11/17/2017	†	500,000	509,670
1.250%	07/16/2018		500,000	504,666
Nordic Investment Bank
1.125%	03/19/2018		300,000	301,889

				28,541,831

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
U.S. Municipal Bonds—1.0%
American Municipal Power-Ohio, Inc. Revenue Bonds, Series 2010 B (Ohio)
7.499%	02/15/2050	$200,000	$294,102
Bay Area Toll Authority Revenue Bonds, Series 2009 F-2 (California)
6.263%	04/01/2049	200,000	311,832
California State Public Works Board Revenue Bonds, Series 2009 G-2 (California)
8.361%	10/01/2034	400,000	629,200
City of Chicago Illinois Taxable Project General Obligation Bonds, Series B (Illinois)
6.314%	01/01/2044	350,000	325,777
City of Houston Texas Utility System Taxable First Lien Revenue Bonds, Series B (Texas)
3.828%	05/15/2028	400,000	462,368
City of New York General Obligation Bonds, Series 2010 C-1 (New York)
5.517%	10/01/2037	100,000	131,264
City of New York General Obligation Bonds, Series H1 (New York)
5.846%	06/01/2040	200,000	283,984
County of Cook Illinois General Obligation Bonds, Series 2010 D (Illinois)
6.229%	11/15/2034	400,000	488,656
Dallas Area Rapid Transit Revenue Bonds, Series 2010 B (Texas)
5.022%	12/01/2048	300,000	402,666
Dallas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009 B (Texas)
7.088%	01/01/2042	200,000	285,302
Dallas County Hospital District General Obligation Bonds, Series 2009 C (Texas)
5.621%	08/15/2044	300,000	401,814
Dallas Independent School District General Obligation Bonds, Series 2010 C (Texas)
6.450%	02/15/2035	300,000	358,836
District of Columbia Water and Sewer Authority Public Utility Taxable Senior Lien Revenue Bonds, Series 2014 A (District of Columbia)
4.814%	10/01/2114	355,000	418,470
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series 2013 A (Florida)
2.107%	07/01/2018	200,000	203,708
Los Angeles Unified School District General Obligation Bonds, Series 2009 KRY (California)
5.755%	07/01/2029	200,000	262,992
5.750%	07/01/2034	300,000	397,386
Metropolitan Government of Nashville & Davidson County Authority General Obligation Bonds, Series 2010 B (Tennessee)
5.707%	07/01/2034	300,000	386,508
Metropolitan Transportation Authority Revenue Bonds, Series 2010 B-1, Class B (New York)
6.648%	11/15/2039	300,000	432,486
6.548%	11/15/2031	200,000	276,028
Municipal Electric Authority of Georgia Revenue Bonds, Series 2010 A (Georgia)
6.637%	04/01/2057	300,000	401,457
New Jersey Economic Development Authority Revenue Bonds, Series 1997 A (New Jersey)
7.425%	02/15/2029	200,000	247,236

Coupon Rate	Maturity Date	Face	Value
New Jersey State Turnpike Authority Revenue Bonds, Series 2010 A (New Jersey)
7.102%	01/01/2041	$500,000	$756,715
New York City Municipal Water Finance Authority Revenue Bonds, Series 2010 GG (New York)
5.724%	06/15/2042	300,000	430,212
New York State Dormitory Authority Revenue Bonds, Series 2010 D (New York)
5.600%	03/15/2040	200,000	275,650
North Texas Tollway Authority Revenue Bonds, Series 2010 B-2 (Texas)
8.910%	02/01/2030	200,000	241,296
Ohio State University (The), Series 2016 A (Ohio)
4.048%	12/01/2056	300,000	333,723
3.798%	12/01/2046	300,000	326,526
Oregon General Obligation Bonds (Oregon)
5.762%	06/01/2023	200,000	235,720
Oregon State Department of Transportation Revenue Bonds, Series 2010 A (Oregon)
5.834%	11/15/2034	300,000	419,973
Port Authority of New York & New Jersey Revenue Bonds (New York)
6.040%	12/01/2029	255,000	341,769
4.458%	10/01/2062	200,000	228,316
San Francisco California City & County General Obligation Bonds, Series 2010 DE (California)
6.000%	11/01/2040	200,000	270,680
State of California General Obligation Bonds (California)
7.550%	04/01/2039	500,000	790,885
7.300%	10/01/2039	200,000	303,104
State of California General Obligation Bonds, Series 2010 (California)
7.625%	03/01/2040	600,000	949,050
State of Connecticut General Obligation Bonds, Series 2008 A (Connecticut)
5.850%	03/15/2032	200,000	263,130
State of Georgia General Obligation Bonds, Series 2009 H (Georgia)
4.503%	11/01/2025	300,000	346,620
State of Illinois General Obligation Bonds (Illinois)
5.100%	06/01/2033	500,000	481,035
State of Illinois General Obligation Bonds, Series 5 (Illinois)
7.350%	07/01/2035	100,000	111,166
State of Texas General Obligation Bonds, Series 2010 A (Texas)
4.681%	04/01/2040	300,000	377,172
State of Utah General Obligation Bonds, Series 2010 B (Utah)
3.539%	07/01/2025	300,000	336,840
University of California Revenue Bonds, Series 2009 R (California)
5.770%	05/15/2043	200,000	274,248
University of California Revenue Bonds, Series 2010 H (California)
6.548%	05/15/2048	300,000	438,441
University of California Revenue Bonds, Series 2013 AH (California)
1.796%	07/01/2019	300,000	308,010

			16,242,353

Non-U.S. Regional Authority Bonds—0.1%
Hydro-Quebec, Series IO (Canada)
8.050%	07/07/2024	250,000	350,207
Province of Ontario (Canada)
4.400%	04/14/2020	200,000	222,808
2.500%	09/10/2021	400,000	418,332
1.200%	02/14/2018	400,000	402,221

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Province of Quebec (Canada)
2.750%	08/25/2021		$300,000	$317,922
Province of Quebec, Series QO (Canada)
2.875%	10/16/2024	†	700,000	747,685

				2,459,175

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $116,945,199)				132,652,755

ASSET-BACKED SECURITIES—0.5%
Automobiles—0.3%
AmeriCredit Automobile Receivables Trust Series 2013-5, Class A3
0.900%	09/10/2018		112,164	112,160
CarMax Auto Owner Trust Series 2014-1, Class A3
0.790%	10/15/2018		131,977	131,769
Fifth Third Auto Trust Series 2014-3, Class A4
1.470%	05/17/2021		500,000	501,942
Ford Credit Auto Owner Trust Series 2013-C, Class A4
1.250%	10/15/2018		500,000	500,819
Ford Credit Auto Owner Trust Series 2016-B, Class A3
1.330%	10/15/2020		1,000,000	1,005,328
Honda Auto Receivables Owner Trust Series 2013-4, Class A4
1.040%	02/18/2020		300,000	300,232
Honda Auto Receivables Owner Trust Series 2014-4, Class A3
0.990%	09/17/2018		442,899	443,033
Volkswagen Auto Lease Trust Series 2015-A, Class A4
1.420%	07/22/2019		1,000,000	998,614

				3,993,897

Credit Card—0.2%
Barclays Dryrock Issuance Trust Series 2015-1, Class A
2.200%	12/15/2022		500,000	514,821
Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7
5.750%	07/15/2020		1,500,000	1,587,971
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1
2.880%	01/23/2023		500,000	532,738
Citibank Credit Card Issuance Trust Series 2014-A5, Class A5
2.680%	06/07/2023		1,000,000	1,054,621

				3,690,151

Other—0.0%
CenterPoint Energy Restoration Bond Co. LLC Series 2009-1, Class A2
3.460%	08/15/2019		266,189	271,836

TOTAL ASSET-BACKED SECURITIES
(Cost $8,004,415)				7,955,884

		Shares	Value
MONEY MARKET FUNDS—6.5%
Institutional Money Market Funds—6.5%
Dreyfus Institutional Cash Advantage Fund, 0.39%	††¥	2,800,000	$2,800,000
Fidelity Institutional Money Market: Government Portfolio—Institutional Class, 0.30%	††¥	2,800,000	2,800,000
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%		¥95,220,824	95,220,824
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%	††¥	2,502,355	2,502,355
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.43%	††¥	2,800,000	2,800,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.43%	††¥	2,800,000	2,800,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.43%	††¥	2,800,000	2,800,000

TOTAL MONEY MARKET FUNDS
(Cost $111,723,179)			111,723,179

TOTAL INVESTMENTS—105.9%
(Cost $1,738,442,030)			1,808,802,313
Other assets less liabilities—(5.9%)			(100,161,717)

NET ASSETS—100.0%			$1,708,640,596

Notes to the Schedule of Investments:

MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	Security is subject to delayed delivery.
†	Denotes all or a portion of the security on loan.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $11,763,380, which represents 0.7% of Net Assets. The illiquid 144A securities represented 0.7% of Net Assets, and 100.0% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—98.8%
Aerospace & Defense—2.6%
Boeing Co. (The)		31,211	$4,053,372
General Dynamics Corp.		15,195	2,115,752
Honeywell International, Inc.		40,014	4,654,428
L-3 Communications Holdings, Inc.		4,336	636,048
Lockheed Martin Corp.		13,739	3,409,608
Northrop Grumman Corp.		9,595	2,132,777
Raytheon Co.		15,784	2,145,835
Rockwell Collins, Inc.		6,611	562,860
Textron, Inc.		14,553	532,058
TransDigm Group, Inc.	*	2,781	733,322
United Technologies Corp.		40,078	4,109,999

			25,086,059

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc.		7,164	531,927
Expeditors International of Washington, Inc.		10,219	501,140
FedEx Corp.		13,009	1,974,506
United Parcel Service, Inc., Class B		35,571	3,831,708

			6,839,281

Airlines—0.5%
Alaska Air Group, Inc.		5,779	336,858
American Airlines Group, Inc.		30,181	854,424
Delta Air Lines, Inc.		40,731	1,483,830
Southwest Airlines Co.		33,953	1,331,297
United Continental Holdings, Inc.	*	17,522	719,103

			4,725,512

Auto Components—0.3%
BorgWarner, Inc.		11,867	350,314
Delphi Automotive plc (United Kingdom)		14,549	910,767
Goodyear Tire & Rubber Co. (The)		13,756	352,979
Johnson Controls, Inc.		32,864	1,454,561

			3,068,621

Automobiles—0.5%
Ford Motor Co.		199,652	2,509,626
General Motors Co.		73,648	2,084,238
Harley-Davidson, Inc.	†	9,634	436,420

			5,030,284

Banks—5.2%
Bank of America Corp.		537,042	7,126,547
BB&T Corp.		42,543	1,514,956
Citigroup, Inc.		152,696	6,472,783
Citizens Financial Group, Inc.		27,174	542,937
Comerica, Inc.		8,939	367,661
Fifth Third Bancorp		40,733	716,494
Huntington Bancshares, Inc./Ohio		39,801	355,821
JPMorgan Chase & Co.		190,159	11,816,480
KeyCorp		42,879	473,813
M&T Bank Corp.		8,350	987,221

		Shares	Value
People’s United Financial, Inc.	†	16,479	$241,582
PNC Financial Services Group, Inc. (The)		26,273	2,138,360
Regions Financial Corp.		66,626	566,987
SunTrust Banks, Inc.		27,012	1,109,653
U.S. Bancorp		84,883	3,423,331
Wells Fargo & Co.		240,228	11,369,991
Zions Bancorporation		9,964	250,395

			49,475,012

Beverages—2.3%
Brown-Forman Corp., Class B		5,474	546,086
Coca-Cola Co. (The)		201,720	9,143,968
Constellation Brands, Inc., Class A		9,094	1,504,148
Dr. Pepper Snapple Group, Inc.		9,532	921,077
Molson Coors Brewing Co., Class B		9,354	945,970
Monster Beverage Corp.	*	7,567	1,216,093
PepsiCo, Inc.		75,224	7,969,230

			22,246,572

Biotechnology—2.3%
Alexion Pharmaceuticals, Inc.	*	11,452	1,337,136
Amgen, Inc.		39,054	5,942,066
Biogen, Inc.	*	11,422	2,762,068
Celgene Corp.	*	40,489	3,993,430
Gilead Sciences, Inc.		69,326	5,783,175
Regeneron Pharmaceuticals, Inc.	*	3,956	1,381,554
Vertex Pharmaceuticals, Inc.	*	12,454	1,071,293

			22,270,722

Building Products—0.1%
Allegion plc (Ireland)		4,948	343,540
Fortune Brands Home & Security, Inc.		7,156	414,833
Masco Corp.		17,594	544,358

			1,302,731

Capital Markets—1.8%
Affiliated Managers Group, Inc.	*	2,854	401,758
Ameriprise Financial, Inc.		8,807	791,309
Bank of New York Mellon Corp. (The)		55,882	2,171,016
BlackRock, Inc.		6,553	2,244,599
Charles Schwab Corp. (The)		61,255	1,550,364
E*TRADE Financial Corp.	*	13,966	328,061
Franklin Resources, Inc.		19,802	660,793
Goldman Sachs Group, Inc. (The)		20,111	2,988,092
Invesco Ltd.		21,627	552,353
Legg Mason, Inc.		5,365	158,214
Morgan Stanley		78,893	2,049,640
Northern Trust Corp.		10,810	716,271
State Street Corp.		20,861	1,124,825
T. Rowe Price Group, Inc.		13,440	980,717

			16,718,012

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Chemicals—2.0%
Air Products & Chemicals, Inc.		9,924	$1,409,605
Albemarle Corp.		4,665	369,981
CF Industries Holdings, Inc.		12,150	292,815
Dow Chemical Co. (The)		58,196	2,892,923
E.I. Du Pont de Nemours & Co.		45,399	2,941,855
Eastman Chemical Co.		7,835	531,997
Ecolab, Inc.		13,838	1,641,187
FMC Corp.		6,946	321,669
International Flavors & Fragrances, Inc.		4,190	528,233
LyondellBasell Industries NV, Class A		17,991	1,338,890
Monsanto Co.		22,542	2,331,068
Mosaic Co. (The)		17,214	450,663
PPG Industries, Inc.		13,981	1,456,121
Praxair, Inc.		14,635	1,644,828
Sherwin-Williams Co. (The)		4,126	1,211,682

			19,363,517

Commercial Services & Supplies—0.4%
Cintas Corp.		4,723	463,468
Pitney Bowes, Inc.		9,213	163,991
Republic Services, Inc.		12,282	630,190
Stericycle, Inc.	*	4,211	438,449
Tyco International plc		22,075	940,395
Waste Management, Inc.		21,514	1,425,733

			4,062,226

Communications Equipment—1.0%
Cisco Systems, Inc.		260,716	7,479,942
F5 Networks, Inc.	*	3,617	411,759
Harris Corp.		6,565	547,784
Juniper Networks, Inc.		19,037	428,142
Motorola Solutions, Inc.		8,139	536,930

			9,404,557

Construction & Engineering—0.1%
Fluor Corp.		7,468	368,023
Jacobs Engineering Group, Inc.	*	6,681	332,780
Quanta Services, Inc.	*	8,798	203,410

			904,213

Construction Materials—0.2%
Martin Marietta Materials, Inc.		3,418	656,256
Vulcan Materials Co.		6,908	831,447

			1,487,703

Consumer Finance—0.7%
American Express Co.		42,577	2,586,978
Capital One Financial Corp.		26,681	1,694,510
Discover Financial Services		21,567	1,155,776
Navient Corp.		20,864	249,325
Synchrony Financial	*	42,670	1,078,698

			6,765,287

Containers & Packaging—0.3%
Avery Dennison Corp.		4,390	328,153

		Shares	Value
Ball Corp.	†	8,610	$622,417
International Paper Co.		21,203	898,583
Owens-Illinois, Inc.	*	8,399	151,266
Sealed Air Corp.		11,004	505,854
WestRock Co.		13,312	517,437

			3,023,710

Distributors—0.1%
Genuine Parts Co.		7,586	768,083
LKQ Corp.	*	15,863	502,857

			1,270,940

Diversified Consumer Services—0.0%
H&R Block, Inc.		12,655	291,065

Diversified Financial Services—2.1%
Berkshire Hathaway, Inc., Class B	*	97,434	14,107,469
CME Group, Inc.		17,261	1,681,221
Intercontinental Exchange, Inc.		6,120	1,566,475
Leucadia National Corp.		16,991	294,454
Moody’s Corp.		9,223	864,287
Nasdaq, Inc.		6,441	416,540
S&P Global, Inc.		14,065	1,508,612

			20,439,058

Diversified Telecommunication Services—2.9%
AT&T, Inc.		320,082	13,830,743
CenturyLink, Inc.		27,940	810,540
Frontier Communications Corp.	†	59,001	291,465
Level 3 Communications, Inc.	*	14,862	765,244
Verizon Communications, Inc.		211,948	11,835,176

			27,533,168

Electric Utilities—2.2%
Alliant Energy Corp.		9,461	375,602
American Electric Power Co., Inc.		25,408	1,780,847
Duke Energy Corp.		35,356	3,033,191
Edison International		16,925	1,314,565
Entergy Corp.		9,470	770,385
Eversource Energy		16,539	990,686
Exelon Corp.		47,280	1,719,101
FirstEnergy Corp.		22,063	770,219
NextEra Energy, Inc.		23,976	3,126,470
PG&E Corp.		25,759	1,646,515
Pinnacle West Capital Corp.		5,774	468,040
PPL Corp.		34,429	1,299,695
Southern Co. (The)		48,705	2,612,049
Xcel Energy, Inc.		26,361	1,180,446

			21,087,811

Electrical Equipment—0.5%
Acuity Brands, Inc.		2,268	562,373
AMETEK, Inc.		12,598	582,406
Eaton Corp. plc		24,350	1,454,425
Emerson Electric Co.		33,674	1,756,436
Rockwell Automation, Inc.		7,047	809,137

			5,164,777

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp., Class A		15,691	$899,565
Corning, Inc.		58,055	1,188,966
FLIR Systems, Inc.		6,510	201,485
TE Connectivity Ltd. (Switzerland)		19,300	1,102,223

			3,392,239

Energy Equipment & Services—1.1%
Baker Hughes, Inc.		22,360	1,009,107
Diamond Offshore Drilling, Inc.	†	2,886	70,216
FMC Technologies, Inc.	*	11,479	306,145
Halliburton Co.		44,635	2,021,519
Helmerich & Payne, Inc.	†	5,275	354,111
National Oilwell Varco, Inc.	†	19,667	661,794
Schlumberger Ltd.		72,220	5,711,158
Transocean Ltd. (Switzerland)	†	16,147	191,988

			10,326,038

Food & Staples Retailing—2.3%
Costco Wholesale Corp.		22,523	3,537,012
CVS Health Corp.		55,918	5,353,589
Kroger Co. (The)		50,455	1,856,240
Sysco Corp.		27,311	1,385,760
Walgreens Boots Alliance, Inc.		44,618	3,715,341
Wal-Mart Stores, Inc.		79,487	5,804,141
Whole Foods Market, Inc.		16,964	543,187

			22,195,270

Food Products—1.8%
Archer-Daniels-Midland Co.		31,614	1,355,924
Campbell Soup Co.		9,063	602,961
ConAgra Foods, Inc.		22,281	1,065,255
General Mills, Inc.		30,877	2,202,148
Hershey Co. (The)		7,515	852,877
Hormel Foods Corp.		13,771	504,019
J.M. Smucker Co. (The)		6,129	934,121
Kellogg Co.		13,118	1,071,085
Kraft Heinz Co. (The)		30,780	2,723,414
McCormick & Co., Inc. (Non-Voting Shares)		6,402	682,901
Mead Johnson Nutrition Co.		9,720	882,090
Mondelez International, Inc., Class A		81,423	3,705,561
Tyson Foods, Inc., Class A		15,069	1,006,459

			17,588,815

Gas Utilities—0.0%
AGL Resources, Inc.		5,784	381,570

Health Care Equipment & Supplies—2.4%
Abbott Laboratories		77,172	3,033,631
Baxter International, Inc.		27,835	1,258,699
Becton Dickinson and Co.		11,021	1,869,051
Boston Scientific Corp.	*	69,278	1,619,027
C.R. Bard, Inc.		3,903	917,830
DENTSPLY SIRONA, Inc.		12,433	771,343
Edwards Lifesciences Corp.	*	11,301	1,127,049
Hologic, Inc.	*	12,790	442,534
Intuitive Surgical, Inc.	*	1,923	1,271,891

		Shares	Value
Medtronic plc (Ireland)		72,808	$6,317,550
St. Jude Medical, Inc.		14,749	1,150,422
Stryker Corp.		16,166	1,937,172
Varian Medical Systems, Inc.	*	5,109	420,113
Zimmer Biomet Holdings, Inc.		10,033	1,207,773

			23,344,085

Health Care Providers & Services—2.7%
Aetna, Inc.		18,038	2,202,981
AmerisourceBergen Corp.		10,179	807,398
Anthem, Inc.		13,498	1,772,827
Cardinal Health, Inc.		16,640	1,298,086
Centene Corp.	*	8,808	628,627
Cigna Corp.		13,046	1,669,758
DaVita HealthCare Partners, Inc.	*	8,749	676,473
Express Scripts Holding Co.	*	33,198	2,516,408
HCA Holdings, Inc.	*	15,693	1,208,518
Henry Schein, Inc.	*	4,412	780,042
Humana, Inc.		7,597	1,366,548
Laboratory Corp. of America Holdings	*	5,305	691,082
McKesson Corp.		11,924	2,225,615
Patterson Cos., Inc.		4,744	227,190
Quest Diagnostics, Inc.		7,432	605,039
UnitedHealth Group, Inc.		49,432	6,979,799
Universal Health Services, Inc., Class B		4,489	601,975

			26,258,366

Health Care Technology—0.1%
Cerner Corp.	*	15,737	922,188

Hotels, Restaurants & Leisure—1.7%
Carnival Corp.		23,668	1,046,126
Chipotle Mexican Grill, Inc.	*†	1,575	634,347
Darden Restaurants, Inc.		6,278	397,648
Marriott International, Inc., Class A	†	9,926	659,682
McDonald’s Corp.		45,712	5,500,982
Royal Caribbean Cruises Ltd.		8,768	588,771
Starbucks Corp.		76,697	4,380,933
Starwood Hotels & Resorts Worldwide, Inc.		8,825	652,609
Wyndham Worldwide Corp.		6,044	430,514
Wynn Resorts Ltd.	†	4,052	367,273
Yum! Brands, Inc.		21,284	1,764,869

			16,423,754

Household Durables—0.5%
D.R. Horton, Inc.		17,772	559,463
Garmin Ltd. (Switzerland)	†	5,744	243,660
Harman International Industries, Inc.		3,560	255,679
Leggett & Platt, Inc.		7,508	383,734
Lennar Corp., Class A		9,226	425,319
Mohawk Industries, Inc.	*	3,201	607,422
Newell Brands, Inc.		23,692	1,150,720
PulteGroup, Inc.		17,082	332,928
Whirlpool Corp.		3,887	647,730

			4,606,655

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Household Products—2.0%
Church & Dwight Co., Inc.		6,759	$695,434
Clorox Co. (The)		6,627	917,111
Colgate-Palmolive Co.		46,026	3,369,103
Kimberly-Clark Corp.		18,701	2,571,013
Procter & Gamble Co. (The)		138,400	11,718,328

			19,270,989

Independent Power and Renewable Electricity Producers—0.1%
AES Corp. (The)		33,762	421,350
NRG Energy, Inc.		18,055	270,644

			691,994

Industrial Conglomerates—2.6%
3M Co.		31,417	5,501,745
Danaher Corp.		30,955	3,126,455
General Electric Co.		478,519	15,063,778
Roper Technologies, Inc.		5,017	855,700

			24,547,678

Insurance—2.7%
Aflac, Inc.		22,111	1,595,530
Allstate Corp. (The)		20,142	1,408,933
American International Group, Inc.		58,251	3,080,895
Aon plc (United Kingdom)		13,806	1,508,029
Arthur J. Gallagher & Co.		9,161	436,064
Assurant, Inc.		3,775	325,820
Chubb Ltd. (Switzerland)		24,128	3,153,771
Cincinnati Financial Corp.		7,345	550,067
Hartford Financial Services Group, Inc. (The)		21,520	955,058
Lincoln National Corp.		13,168	510,523
Loews Corp.		14,670	602,790
Marsh & McLennan Cos., Inc.		27,663	1,893,809
MetLife, Inc.		57,212	2,278,754
Principal Financial Group, Inc.		13,902	571,511
Progressive Corp. (The)		29,949	1,003,291
Prudential Financial, Inc.		23,291	1,661,580
Torchmark Corp.		6,050	374,011
Travelers Cos., Inc. (The)		15,351	1,827,383
Unum Group		13,410	426,304
Willis Towers Watson plc (United Kingdom)		7,086	880,861
XL Group plc (Ireland)		15,938	530,895

			25,575,879

Internet & Catalog Retail—2.2%
Amazon.com, Inc.	*	20,116	14,395,412
Expedia, Inc.		6,000	637,800
Netflix, Inc.	*	22,020	2,014,390
Priceline Group, Inc. (The)	*	2,577	3,217,152
TripAdvisor, Inc.	*	5,430	349,149

			20,613,903

Internet Software & Services—4.1%
Akamai Technologies, Inc.	*	8,933	499,623
Alphabet, Inc., Class A	*	15,267	10,740,792
Alphabet, Inc., Class C	*	15,395	10,654,879

		Shares	Value
eBay, Inc.	*	56,375	$1,319,739
Facebook, Inc., Class A	*	120,163	13,732,228
VeriSign, Inc.	*†	5,124	443,021
Yahoo!, Inc.	*	45,075	1,693,017

			39,083,299

IT Services—3.7%
Accenture plc, Class A (Ireland)		32,158	3,643,180
Alliance Data Systems Corp.	*	3,140	615,189
Automatic Data Processing, Inc.		24,166	2,220,130
Cognizant Technology Solutions Corp., Class A	*	31,215	1,786,747
CSRA, Inc.		7,455	174,671
Fidelity National Information Services, Inc.		14,813	1,091,422
Fiserv, Inc.	*	11,876	1,291,277
Global Payments, Inc.		7,982	569,755
International Business Machines Corp.		45,845	6,958,354
MasterCard, Inc., Class A		50,517	4,448,527
Paychex, Inc.		17,027	1,013,107
PayPal Holdings, Inc.	*	57,595	2,102,793
Teradata Corp.	*	7,538	188,978
Total System Services, Inc.		8,462	449,417
Visa, Inc., Class A		99,105	7,350,618
Western Union Co. (The)	†	26,847	514,925
Xerox Corp.		50,057	475,041

			34,894,131

Leisure Products—0.1%
Hasbro, Inc.		5,503	462,197
Mattel, Inc.		17,092	534,809

			997,006

Life Sciences Tools & Services—0.6%
Agilent Technologies, Inc.		16,659	738,993
Illumina, Inc.	*	7,415	1,040,918
PerkinElmer, Inc.		6,175	323,693
Thermo Fisher Scientific, Inc.		20,357	3,007,950
Waters Corp.	*	4,378	615,766

			5,727,320

Machinery—1.3%
Caterpillar, Inc.		30,212	2,290,372
Cummins, Inc.		8,675	975,417
Deere & Co.	†	15,991	1,295,911
Dover Corp.		8,116	562,601
Flowserve Corp.	†	6,509	294,011
Illinois Tool Works, Inc.		16,887	1,758,950
Ingersoll-Rand plc		13,200	840,576
PACCAR, Inc.		18,276	947,976
Parker-Hannifin Corp.		7,411	800,759
Pentair plc (United Kingdom)		9,389	547,285
Snap-on, Inc.		2,827	446,157
Stanley Black & Decker, Inc.		7,811	868,739
Xylem, Inc.		9,173	409,574

			12,038,328

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Media—2.7%
CBS Corp. (Non-Voting Shares), Class B		21,647	$1,178,463
Comcast Corp., Class A		126,116	8,221,502
Discovery Communications, Inc., Class A	*†	7,206	181,807
Discovery Communications, Inc., Class C	*	13,406	319,733
Interpublic Group of Cos., Inc. (The)		20,327	469,554
News Corp., Class A		19,639	222,903
News Corp., Class B		5,363	62,586
Omnicom Group, Inc.		12,815	1,044,294
Scripps Networks Interactive, Inc., Class A		4,984	310,354
TEGNA, Inc.		10,938	253,434
Time Warner, Inc.		41,028	3,017,199
Twenty-First Century Fox, Inc., Class A		58,288	1,576,690
Twenty-First Century Fox, Inc., Class B		22,089	601,925
Viacom, Inc., Class B		18,176	753,759
Walt Disney Co. (The)		77,876	7,617,830

			25,832,033

Metals & Mining—0.3%
Alcoa, Inc.	†	66,938	620,515
Freeport-McMoRan, Inc.		64,604	719,689
Newmont Mining Corp.		27,043	1,057,922
Nucor Corp.		15,751	778,257

			3,176,383

Multiline Retail—0.6%
Dollar General Corp.		15,078	1,417,332
Dollar Tree, Inc.	*	12,085	1,138,890
Kohl’s Corp.		10,264	389,211
Macy’s, Inc.		16,455	553,053
Nordstrom, Inc.	†	6,882	261,860
Target Corp.		31,281	2,184,039

			5,944,385

Multi-Utilities—1.2%
Ameren Corp.		12,548	672,322
CenterPoint Energy, Inc.		21,147	507,528
CMS Energy Corp.		13,975	640,894
Consolidated Edison, Inc.		15,789	1,270,067
Dominion Resources, Inc.		31,989	2,492,903
DTE Energy Co.		9,304	922,212
NiSource, Inc.		16,565	439,304
Public Service Enterprise Group, Inc.		26,122	1,217,546
SCANA Corp.		7,403	560,111
Sempra Energy		12,141	1,384,317
TECO Energy, Inc.		11,466	316,920
WEC Energy Group, Inc.		16,548	1,080,584

			11,504,708

Oil, Gas & Consumable Fuels—6.2%
Anadarko Petroleum Corp.		25,994	1,384,181
Apache Corp.		19,646	1,093,693
Cabot Oil & Gas Corp.		23,570	606,692
Chesapeake Energy Corp.	*†	24,575	105,181
Chevron Corp.		97,995	10,272,816

		Shares	Value
Cimarex Energy Co.		4,911	$585,981
Columbia Pipeline Group, Inc.		19,956	508,678
Concho Resources, Inc.	*	6,656	793,861
ConocoPhillips		64,335	2,805,006
Devon Energy Corp.		26,093	945,871
EOG Resources, Inc.		28,116	2,345,437
EQT Corp.		8,915	690,288
Exxon Mobil Corp.		215,629	20,213,062
Hess Corp.		13,660	820,966
Kinder Morgan, Inc.		94,688	1,772,559
Marathon Oil Corp.		43,243	649,077
Marathon Petroleum Corp.		27,704	1,051,644
Murphy Oil Corp.	†	8,233	261,398
Newfield Exploration Co.	*	10,179	449,708
Noble Energy, Inc.		21,703	778,487
Occidental Petroleum Corp.		39,445	2,980,464
ONEOK, Inc.		10,775	511,274
Phillips 66		24,574	1,949,701
Pioneer Natural Resources Co.		8,423	1,273,642
Range Resources Corp.	†	8,278	357,113
Southwestern Energy Co.	*	19,627	246,908
Spectra Energy Corp.		34,328	1,257,435
Tesoro Corp.		6,074	455,064
Valero Energy Corp.		25,062	1,278,162
Williams Cos., Inc. (The)		34,910	755,103

			59,199,452

Personal Products—0.1%
Estee Lauder Cos., Inc. (The), Class A		11,341	1,032,258

Pharmaceuticals—6.3%
AbbVie, Inc.		83,627	5,177,348
Allergan plc	*	20,559	4,750,979
Bristol-Myers Squibb Co.		86,773	6,382,154
Eli Lilly & Co.		50,026	3,939,548
Endo International plc (Ireland)	*	10,378	161,793
Johnson & Johnson		143,030	17,349,539
Mallinckrodt plc	*	5,737	348,695
Merck & Co., Inc.		144,169	8,305,576
Mylan NV	*	22,150	957,766
Perrigo Co. plc (Ireland)		7,479	678,121
Pfizer, Inc.		315,339	11,103,086
Zoetis, Inc.		23,544	1,117,398

			60,272,003

Professional Services—0.3%
Dun & Bradstreet Corp. (The)		1,960	238,806
Equifax, Inc.		6,205	796,722
Nielsen Holdings plc		18,560	964,563
Robert Half International, Inc.		6,916	263,915
Verisk Analytics, Inc.	*	7,943	644,019

			2,908,025

Real Estate Investment Trusts (REITs)—3.1%
American Tower Corp. REIT		21,690	2,464,201
Apartment Investment & Management Co., Class A REIT		8,202	362,200

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
AvalonBay Communities, Inc. REIT		7,045	$1,270,848
Boston Properties, Inc. REIT		7,907	1,042,933
Crown Castle International Corp. REIT		17,486	1,773,605
Digital Realty Trust, Inc. REIT	†	7,580	826,144
Equinix, Inc. REIT		3,532	1,369,462
Equity Residential REIT		18,760	1,292,189
Essex Property Trust, Inc. REIT		3,415	778,927
Extra Space Storage, Inc. REIT		6,364	588,925
Federal Realty Investment Trust REIT		3,579	592,503
General Growth Properties, Inc. REIT		29,983	894,093
HCP, Inc. REIT		23,983	848,518
Host Hotels & Resorts, Inc. REIT		37,370	605,768
Iron Mountain, Inc. REIT		12,488	497,397
Kimco Realty Corp. REIT		21,073	661,271
Macerich Co. (The) REIT		6,925	591,326
Prologis, Inc. REIT		26,798	1,314,174
Public Storage REIT		7,654	1,956,286
Realty Income Corp. REIT	†	12,819	889,126
Simon Property Group, Inc. REIT		15,922	3,453,482
SL Green Realty Corp. REIT		4,937	525,642
UDR, Inc. REIT		13,499	498,383
Ventas, Inc. REIT		17,552	1,278,137
Vornado Realty Trust REIT		9,122	913,295
Welltower, Inc. REIT		18,535	1,411,811
Weyerhaeuser Co. REIT		38,981	1,160,464

			29,861,110

Real Estate Management & Development—0.0%
CBRE Group, Inc., Class A	*	14,811	392,195

Road & Rail—0.8%
CSX Corp.		50,860	1,326,429
J.B. Hunt Transport Services, Inc.		4,703	380,614
Kansas City Southern		5,360	482,882
Norfolk Southern Corp.		15,798	1,344,884
Ryder System, Inc.		2,822	172,537
Union Pacific Corp.		43,774	3,819,281

			7,526,627

Semiconductors & Semiconductor Equipment—2.8%
Analog Devices, Inc.		16,085	911,054
Applied Materials, Inc.		56,754	1,360,393
Broadcom Ltd. (Singapore)		19,299	2,999,065
First Solar, Inc.	*	4,048	196,247
Intel Corp.		244,735	8,027,308
KLA-Tencor Corp.		8,217	601,895
Lam Research Corp.	†	8,362	702,910
Linear Technology Corp.		12,624	587,395
Microchip Technology, Inc.	†	10,736	544,959
Micron Technology, Inc.	*	55,429	762,703
NVIDIA Corp.		26,306	1,236,645
Qorvo, Inc.	*	6,784	374,884
QUALCOMM, Inc.		76,477	4,096,873

		Shares	Value
Skyworks Solutions, Inc.		9,513	$601,983
Texas Instruments, Inc.		52,566	3,293,260
Xilinx, Inc.		12,747	588,019

			26,885,593

Software—4.1%
Activision Blizzard, Inc.		25,616	1,015,162
Adobe Systems, Inc.	*	25,986	2,489,199
Autodesk, Inc.	*	11,322	612,973
CA, Inc.		16,519	542,319
Citrix Systems, Inc.	*	7,766	621,979
Electronic Arts, Inc.	*	15,628	1,183,977
Intuit, Inc.		13,380	1,493,342
Microsoft Corp.		408,863	20,921,520
Oracle Corp.		161,948	6,628,532
Red Hat, Inc.	*	9,627	698,920
salesforce.com, Inc.	*	32,635	2,591,545
Symantec Corp.		34,095	700,311

			39,499,779

Specialty Retail—2.6%
Advance Auto Parts, Inc.		3,743	604,981
AutoNation, Inc.	*	3,536	166,121
AutoZone, Inc.	*	1,582	1,255,855
Bed Bath & Beyond, Inc.		8,695	375,798
Best Buy Co., Inc.		14,723	450,524
CarMax, Inc.	*†	10,381	508,980
Foot Locker, Inc.	†	7,111	390,110
Gap, Inc. (The)	†	11,893	252,369
Home Depot, Inc. (The)		64,734	8,265,884
L Brands, Inc.		13,128	881,283
Lowe’s Cos., Inc.		46,163	3,654,725
O’Reilly Automotive, Inc.	*	5,056	1,370,682
Ross Stores, Inc.		20,955	1,187,939
Signet Jewelers Ltd.		4,097	337,634
Staples, Inc.		32,191	277,486
Tiffany & Co.		5,523	334,915
TJX Cos., Inc. (The)		34,984	2,701,814
Tractor Supply Co.		6,865	625,951
Ulta Salon Cosmetics & Fragrance, Inc.	*	3,300	804,012
Urban Outfitters, Inc.	*	5,506	151,415

			24,598,478

Technology Hardware, Storage & Peripherals—3.6%
Apple, Inc.		285,009	27,246,861
EMC Corp.		100,111	2,720,016
Hewlett Packard Enterprise Co.		86,568	1,581,597
HP, Inc.		89,168	1,119,058
NetApp, Inc.		15,086	370,965
Seagate Technology plc	†	16,270	396,337
Western Digital Corp.		14,291	675,393

			34,110,227

Textiles, Apparel & Luxury Goods—0.8%
Coach, Inc.		14,192	578,182
Hanesbrands, Inc.		20,037	503,530
Michael Kors Holdings Ltd. (United Kingdom)	*	9,392	464,716
NIKE, Inc., Class B		69,469	3,834,689
PVH Corp.		4,393	413,953
Ralph Lauren Corp.		3,068	274,954
Under Armour, Inc., Class A	*†	9,194	368,955

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint 500 Stock Index Fund			Shares	Value
COMMON STOCKS—(Continued)
Under Armour, Inc., Class C		*	9,259	$337,037
V.F. Corp.			17,414	1,070,787

				7,846,803

Tobacco—1.8%
Altria Group, Inc.			101,424	6,994,199
Philip Morris International, Inc.			80,267	8,164,759
Reynolds American, Inc.			42,356	2,284,259

				17,443,217

Trading Companies & Distributors—0.2%
Fastenal Co.		†	14,086	625,278
United Rentals, Inc.		*	4,714	316,309
W.W. Grainger, Inc.		†	3,045	691,976

				1,633,563

Water Utilities—0.1%
American Water Works Co., Inc.			9,252	781,887

TOTAL COMMON STOCKS
(Cost $617,461,282)				946,889,071

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.261%	09/15/2016	‡‡
(Cost $564,689)			$565,000	564,766

			Shares	Value
MONEY MARKET FUNDS—2.5%
Institutional Money Market Funds—2.5%
Dreyfus Institutional Cash Advantage Fund, 0.39%		††¥	1,900,000	1,900,000
Fidelity Institutional Money Market: Government Portfolio—Institutional Class, 0.30%		††¥	1,900,000	1,900,000
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%			¥12,205,019	12,205,019
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%		††¥	1,838,102	1,838,102

		Shares	Value
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.43%	††¥	1,900,000	$1,900,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.43%	††¥	1,900,000	1,900,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.43%	††¥	1,900,000	1,900,000

TOTAL MONEY MARKET FUNDS
(Cost $23,543,121)			23,543,121

TOTAL INVESTMENTS—101.4%
(Cost $641,569,092)			970,996,958
Other assets less liabilities—(1.4%)			(12,968,039)

NET ASSETS—100.0%			$958,028,919

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—99.6%
Aerospace & Defense—2.4%
AAR Corp.		1,489	$34,753
Aerojet Rocketdyne Holdings, Inc.	*	1,629	29,778
American Science & Engineering, Inc.		435	16,273
Astronics Corp.	*	741	24,646
B/E Aerospace, Inc.		4,159	192,042
Boeing Co. (The)		23,988	3,115,322
BWX Technologies, Inc.		5,852	209,326
Cubic Corp.		476	19,116
Curtiss-Wright Corp.		2,112	177,936
DigitalGlobe, Inc.	*	3,780	80,854
Engility Holdings, Inc.	*†	622	13,137
Esterline Technologies Corp.	*	1,049	65,080
General Dynamics Corp.		10,127	1,410,084
HEICO Corp.		806	53,849
HEICO Corp., Class A		1,080	57,942
Hexcel Corp.		4,757	198,082
Honeywell International, Inc.		31,185	3,627,439
Huntington Ingalls Industries, Inc.		1,897	318,753
KLX, Inc.	*	2,079	64,449
Kratos Defense & Security Solutions, Inc.	*†	832	3,411
L-3 Communications Holdings, Inc.		3,222	472,635
Lockheed Martin Corp.		10,702	2,655,915
Mercury Systems, Inc.	*	963	23,940
Moog, Inc., Class A	*	1,446	77,968
National Presto Industries, Inc.	†	535	50,477
Northrop Grumman Corp.		7,155	1,590,413
Orbital ATK, Inc.		2,503	213,105
Raytheon Co.		12,251	1,665,524
Rockwell Collins, Inc.		5,190	441,877
Spirit AeroSystems Holdings, Inc., Class A	*	5,119	220,117
TASER International, Inc.	*	2,292	57,025
Teledyne Technologies, Inc.	*	1,228	121,633
Textron, Inc.		10,411	380,626
TransDigm Group, Inc.	*	2,305	607,806
Triumph Group, Inc.		1,644	58,362
United Technologies Corp.		30,991	3,178,127
Vectrus, Inc.	*	276	7,863

			21,535,685

Air Freight & Logistics—0.6%
Atlas Air Worldwide Holdings, Inc.	*	600	24,852
C.H. Robinson Worldwide, Inc.		5,762	427,828
Echo Global Logistics, Inc.	*	1,118	25,066
Expeditors International of Washington, Inc.		7,178	352,009
FedEx Corp.		10,108	1,534,192
Forward Air Corp.		1,431	63,722
Hub Group, Inc., Class A	*	2,400	92,088
United Parcel Service, Inc., Class B		27,680	2,981,690
XPO Logistics, Inc.	*†	2,419	63,523

			5,564,970

		Shares	Value
Airlines—0.5%
Alaska Air Group, Inc.		5,372	$313,134
Allegiant Travel Co.		412	62,418
American Airlines Group, Inc.		22,489	636,664
Copa Holdings SA, Class A (Panama)	†	1,841	96,211
Delta Air Lines, Inc.		30,507	1,111,370
Hawaiian Holdings, Inc.	*	1,288	48,893
JetBlue Airways Corp.	*	11,233	186,018
SkyWest, Inc.		2,390	63,239
Southwest Airlines Co.		26,758	1,049,181
Spirit Airlines, Inc.	*	3,308	148,430
United Continental Holdings, Inc.	*	12,987	532,986
Virgin America, Inc.	*	732	41,146

			4,289,690

Auto Components—0.4%
American Axle & Manufacturing Holdings, Inc.	*	2,113	30,596
BorgWarner, Inc.		8,954	264,322
Cooper Tire & Rubber Co.		3,066	91,428
Cooper-Standard Holding, Inc.	*	442	34,914
Dana Holding Corp.		5,645	59,611
Delphi Automotive plc (United Kingdom)		10,638	665,939
Dorman Products, Inc.	*	1,022	58,458
Drew Industries, Inc.		820	69,569
Gentex Corp.		13,188	203,755
Gentherm, Inc.	*	2,107	72,165
Goodyear Tire & Rubber Co. (The)		12,179	312,513
Horizon Global Corp.	*	1,566	17,774
Johnson Controls, Inc.		25,420	1,125,089
Lear Corp.		3,353	341,201
Modine Manufacturing Co.	*	1,208	10,630
Motorcar Parts of America, Inc.	*	1,792	48,707
Superior Industries International, Inc.		1,102	29,512
Tenneco, Inc.	*	2,375	110,699
Visteon Corp.		2,126	139,912

			3,686,794

Automobiles—0.6%
Ford Motor Co.		157,324	1,977,563
General Motors Co.		59,831	1,693,217
Harley-Davidson, Inc.	†	8,168	370,010
Tesla Motors, Inc.	*†	4,537	963,114
Thor Industries, Inc.		1,221	79,048
Winnebago Industries, Inc.	†	1,432	32,822

			5,115,774

Banks—5.3%
1st Source Corp.		1,298	42,042
Ameris Bancorp		1,457	43,273
Associated Banc-Corp		5,110	87,636
BancFirst Corp.		642	38,725
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)		1,260	33,390
BancorpSouth, Inc.		3,611	81,934

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Bank of America Corp.		422,288	$5,603,762
Bank of Hawaii Corp.		1,898	130,582
Bank of the Ozarks, Inc.	†	2,505	93,988
BankUnited, Inc.		4,777	146,749
Banner Corp.		860	36,584
BB&T Corp.		32,213	1,147,105
BBCN Bancorp, Inc./California		7,132	106,409
Berkshire Hills Bancorp, Inc.		931	25,063
BOK Financial Corp.	†	801	50,223
Boston Private Financial Holdings, Inc.		1,297	15,279
Bridge Bancorp, Inc.		3,091	87,784
Brookline Bancorp, Inc.		3,765	41,528
Bryn Mawr Bank Corp.		1,058	30,894
Capital Bank Financial Corp., Class A	†	832	23,962
Capital City Bank Group, Inc.		1,113	15,493
Cardinal Financial Corp.		1,142	25,055
Cascade Bancorp	*	219	1,213
Cathay General Bancorp	†	2,082	58,712
Catskill Litigation Trust	*‡d	582	—
Central Pacific Financial Corp.		103	2,431
Chemical Financial Corp.	†	1,552	57,874
CIT Group, Inc.		7,587	242,101
Citigroup, Inc.		120,836	5,122,238
Citizens & Northern Corp.		3,618	73,156
Citizens Financial Group, Inc.		17,294	345,534
City Holding Co.		250	11,367
CNB Financial Corp./Pennsylvania		4,147	73,817
CoBiz Financial, Inc.		1,063	12,437
Columbia Banking System, Inc.		1,334	37,432
Comerica, Inc.		7,542	310,202
Commerce Bancshares, Inc./Missouri		4,219	202,090
Community Bank System, Inc.	†	1,402	57,608
Community Trust Bancorp, Inc.		731	25,336
Cullen/Frost Bankers, Inc.	†	2,502	159,452
CVB Financial Corp.	†	4,084	66,937
Eagle Bancorp, Inc.	*	613	29,491
East West Bancorp, Inc.		6,997	239,157
Enterprise Financial Services Corp.		1,072	29,898
FCB Financial Holdings, Inc., Class A	*	778	26,452
Fidelity Southern Corp.		1,592	24,947
Fifth Third Bancorp		32,850	577,832
Financial Institutions, Inc.		2,741	71,458
First BanCorp. (Puerto Rico)	*	322	1,278
First Bancorp/North Carolina		3,384	59,491
First Busey Corp.		802	17,155
First Citizens BancShares, Inc./North Carolina, Class A		365	94,502

		Shares	Value
First Commonwealth Financial Corp.		2,619	$24,095
First Connecticut Bancorp, Inc./Farmington CT		5,036	83,396
First Financial Bancorp		1,895	36,858
First Financial Bankshares, Inc.	†	1,838	60,268
First Horizon National Corp.		8,735	120,368
First Merchants Corp.		874	21,789
First Midwest Bancorp, Inc./Illinois		2,002	35,155
First Niagara Financial Group, Inc.		13,662	133,068
First of Long Island Corp. (The)		1,479	42,403
First Republic Bank/California		6,121	428,409
FirstMerit Corp.		8,833	179,045
Flushing Financial Corp.		4,038	80,275
FNB Corp./Pennsylvania		6,111	76,632
Fulton Financial Corp.		6,533	88,196
Glacier Bancorp, Inc.		1,771	47,073
Great Western Bancorp, Inc.		1,001	31,572
Guaranty Bancorp		1,060	17,702
Hancock Holding Co.		2,963	77,364
Hanmi Financial Corp.		900	21,141
Heritage Financial Corp./Washington		4,736	83,259
Hilltop Holdings, Inc.	*	2,781	58,373
Home Bancshares, Inc./Arkansas		4,680	92,617
HomeTrust Bancshares, Inc.	*	3,619	66,952
Huntington Bancshares, Inc./Ohio		31,066	277,730
IBERIABANK Corp.		1,389	82,965
Independent Bank Corp./Massachusetts	†	874	39,942
International Bancshares Corp.		3,248	84,740
Investors Bancorp, Inc.		13,623	150,943
JPMorgan Chase & Co.		148,103	9,203,120
KeyCorp		33,148	366,285
LegacyTexas Financial Group, Inc.		1,733	46,635
M&T Bank Corp.		6,312	746,268
MB Financial, Inc.	†	2,119	76,877
Mercantile Bank Corp.		1,297	30,946
Merchants Bancshares, Inc.		1,938	59,070
MidWestOne Financial Group, Inc.		1,842	52,608
National Bank Holdings Corp., Class A		1,269	25,837
NBT Bancorp, Inc.	†	1,000	28,630
Old National Bancorp/Indiana		4,734	59,317
PacWest Bancorp		5,582	222,052
Park National Corp.	†	728	66,816
Park Sterling Corp.		6,371	45,170
Peoples Bancorp, Inc./Ohio	†	2,756	60,053
People’s United Financial, Inc.	†	15,654	229,488
Pinnacle Financial Partners, Inc.		1,818	88,809
PNC Financial Services Group, Inc. (The)		20,829	1,695,272
Popular, Inc. (Puerto Rico)		5,380	157,634
PrivateBancorp, Inc.		2,295	101,049
Prosperity Bancshares, Inc.		2,300	117,277
Regions Financial Corp.		53,680	456,817

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Renasant Corp.	†	803	$25,961
Republic Bancorp, Inc./Kentucky, Class A		1,603	44,291
S&T Bancorp, Inc.		955	23,350
Sandy Spring Bancorp, Inc.		344	9,997
ServisFirst Bancshares, Inc.	†	1,232	60,848
Signature Bank/New York	*	1,900	237,348
Simmons First National Corp., Class A		911	42,075
South State Corp.		2,017	137,257
State Bank Financial Corp.	†	4,194	85,348
Sterling Bancorp/New York		5,533	86,868
Suffolk Bancorp		3,336	104,450
SunTrust Banks, Inc.		20,745	852,205
SVB Financial Group	*	1,736	165,198
Synovus Financial Corp.		5,952	172,548
Talmer Bancorp, Inc., Class A		1,591	30,499
TCF Financial Corp.		6,104	77,216
Texas Capital Bancshares, Inc.	*	2,821	131,910
Tompkins Financial Corp.		730	47,450
Towne Bank/Virginia	†	1,448	31,349
Trustmark Corp.		2,635	65,480
U.S. Bancorp		67,244	2,711,951
UMB Financial Corp.	†	1,211	64,437
Umpqua Holdings Corp.		9,721	150,384
Union Bankshares Corp.		1,503	37,139
United Bankshares, Inc./West Virginia	†	2,134	80,046
United Community Banks, Inc./Georgia		454	8,304
Valley National Bancorp		6,899	62,919
Washington Trust Bancorp, Inc.		500	18,960
Webster Financial Corp.		2,909	98,761
Wells Fargo & Co.		185,575	8,783,265
WesBanco, Inc.		3,097	96,162
Westamerica Bancorporation	†	288	14,187
Western Alliance Bancorp	*	2,725	88,971
Wilshire Bancorp, Inc.		2,402	25,029
Wintrust Financial Corp.		1,508	76,908
Yadkin Financial Corp.		2,399	60,191
Zions Bancorporation		9,159	230,166

			47,456,846

Beverages—2.0%
Boston Beer Co., Inc. (The), Class A	*	609	104,157
Brown-Forman Corp., Class A	†	1,101	118,941
Brown-Forman Corp., Class B		4,644	463,285
Coca-Cola Bottling Co. Consolidated		437	64,444
Coca-Cola Co. (The)		157,020	7,117,717
Constellation Brands, Inc., Class A		6,550	1,083,370
Dr. Pepper Snapple Group, Inc.		7,323	707,622
Molson Coors Brewing Co., Class B		6,386	645,816
Monster Beverage Corp.	*	5,869	943,207
PepsiCo, Inc.		58,975	6,247,812

			17,496,371

		Shares	Value
Biotechnology—2.7%
ACADIA Pharmaceuticals, Inc.	*†	3,025	$98,192
Achillion Pharmaceuticals, Inc.	*	5,414	42,229
Acorda Therapeutics, Inc.	*	674	17,190
Adamas Pharmaceuticals, Inc.	*†	2,699	40,863
Advaxis, Inc.	*†	2,266	18,332
Agenus, Inc.	*†	5,420	21,951
Agios Pharmaceuticals, Inc.	*†	838	35,108
Aimmune Therapeutics, Inc.	*†	1,887	20,417
Alder Biopharmaceuticals, Inc.	*†	922	23,022
Alexion Pharmaceuticals, Inc.	*	8,416	982,652
Alkermes plc (Ireland)	*	5,289	228,591
Alnylam Pharmaceuticals, Inc.	*	2,817	156,315
AMAG Pharmaceuticals, Inc.	*†	1,258	30,091
Amgen, Inc.		30,427	4,629,468
Amicus Therapeutics, Inc.	*†	3,392	18,520
Anavex Life Sciences Corp.	*†	10,658	65,120
Arena Pharmaceuticals, Inc.	*†	9,689	16,568
ARIAD Pharmaceuticals, Inc.	*†	5,175	38,243
Array BioPharma, Inc.	*	4,333	15,426
Arrowhead Pharmaceuticals, Inc.	*†	2,896	15,407
Atara Biotherapeutics, Inc.	*	882	19,854
Athersys, Inc.	*†	22,682	49,220
BioCryst Pharmaceuticals, Inc.	*†	3,439	9,767
Biogen, Inc.	*	9,041	2,186,295
BioMarin Pharmaceutical, Inc.	*	6,129	476,836
Bluebird Bio, Inc.	*†	1,335	57,792
Blueprint Medicines Corp.	*†	2,360	47,790
Cara Therapeutics, Inc.	*†	9,045	43,506
Celgene Corp.	*	31,667	3,123,316
Celldex Therapeutics, Inc.	*†	6,204	27,236
Cellular Biomedicine Group, Inc.	*†	1,275	15,287
Cepheid, Inc.	*	2,341	71,986
ChemoCentryx, Inc.	*	9,984	44,828
Chimerix, Inc.	*	1,123	4,413
Clovis Oncology, Inc.	*†	1,475	20,237
Coherus Biosciences, Inc.	*†	1,685	28,460
Cytokinetics, Inc.	*†	5,061	48,029
CytRx Corp.	*†	9,490	21,163
Dimension Therapeutics, Inc.	*	5,929	35,574
Dynavax Technologies Corp.	*†	2,946	42,953
Eagle Pharmaceuticals, Inc./DE	*†	528	20,481
Edge Therapeutics, Inc.	*†	4,690	47,416
Emergent BioSolutions, Inc.	*	1,319	37,090
Epizyme, Inc.	*†	1,889	19,343
Esperion Therapeutics, Inc.	*†	547	5,404
Exact Sciences Corp.	*†	5,314	65,097
Exelixis, Inc.	*†	15,393	120,219
FibroGen, Inc.	*	1,930	31,671
Five Prime Therapeutics, Inc.	*	1,885	77,945
Flexion Therapeutics, Inc.	*†	3,200	47,888
Fortress Biotech, Inc.	*†	17,012	45,762
Galena Biopharma, Inc.	*†	15,289	7,126
Genomic Health, Inc.	*	1,284	33,249
Geron Corp.	*†	4,719	12,647
Gilead Sciences, Inc.		54,418	4,539,550

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Halozyme Therapeutics, Inc.	*†	6,362	$54,904
Heron Therapeutics, Inc.	*	3,218	58,085
Idera Pharmaceuticals, Inc.	*†	13,094	20,034
Ignyta, Inc.	*	8,846	47,945
Immune Design Corp.	*†	5,348	43,640
ImmunoGen, Inc.	*†	1,323	4,075
Immunomedics, Inc.	*†	2,141	4,967
Incyte Corp.	*	5,945	475,481
Inotek Pharmaceuticals Corp.	*	6,001	44,647
Inovio Pharmaceuticals, Inc.	*†	4,267	39,427
Insmed, Inc.	*	2,696	26,583
Intercept Pharmaceuticals, Inc.	*†	507	72,339
Intrexon Corp.	*†	1,662	40,902
Invitae Corp.	*†	3,036	22,436
Ionis Pharmaceuticals, Inc.	*†	5,904	137,504
Ironwood Pharmaceuticals, Inc.	*	7,019	91,773
Juno Therapeutics, Inc.	*†	1,038	39,901
Karyopharm Therapeutics, Inc.	*†	1,683	11,293
Keryx Biopharmaceuticals, Inc.	*†	5,221	34,563
Kite Pharma, Inc.	*†	750	37,500
La Jolla Pharmaceutical Co.	*†	2,037	32,592
Lexicon Pharmaceuticals, Inc.	*†	334	4,793
Ligand Pharmaceuticals, Inc.	*†	815	97,205
Lion Biotechnologies, Inc.	*†	4,777	38,694
Loxo Oncology, Inc.	*	1,840	42,651
MacroGenics, Inc.	*	1,247	33,657
MannKind Corp.	*†	8,369	9,708
Medgenics, Inc.	*	8,042	44,633
MediciNova, Inc.	*†	6,410	48,396
Medivation, Inc.	*	6,924	417,517
Merrimack Pharmaceuticals, Inc.	*†	5,739	30,933
MiMedx Group, Inc.	*†	5,999	47,872
Minerva Neurosciences, Inc.	*†	4,107	41,933
Mirati Therapeutics, Inc.	*†	1,481	8,086
Momenta Pharmaceuticals, Inc.	*	2,618	28,274
Myriad Genetics, Inc.	*†	2,961	90,607
Natera, Inc.	*	3,692	44,544
Neurocrine Biosciences, Inc.	*	2,588	117,625
NewLink Genetics Corp.	*†	2,670	30,064
Novavax, Inc.	*†	10,201	74,161
OncoMed Pharmaceuticals, Inc.	*	3,508	43,184
Ophthotech Corp.	*	538	27,454
OPKO Health, Inc.	*†	12,920	120,673
Organovo Holdings, Inc.	*†	11,074	41,195
Osiris Therapeutics, Inc.	*†	1,402	7,136
Otonomy, Inc.	*†	2,044	32,459
OvaScience, Inc.	*†	1,412	7,357
PDL BioPharma, Inc.		3,841	12,061
Pfenex, Inc.	*	2,406	20,138
Portola Pharmaceuticals, Inc.	*	1,194	28,178
Progenics Pharmaceuticals, Inc.	*	793	3,346
Proteostasis Therapeutics, Inc.	*†	2,647	32,108
Prothena Corp. plc (Ireland)	*	1,778	62,159
PTC Therapeutics, Inc.	*†	1,567	11,000
Puma Biotechnology, Inc.	*†	853	25,411

		Shares	Value
Radius Health, Inc.	*†	1,108	$40,719
Raptor Pharmaceutical Corp.	*	3,794	20,374
Regeneron Pharmaceuticals, Inc.	*	3,165	1,105,313
Regulus Therapeutics, Inc.	*†	4,506	13,022
Repligen Corp.	*	1,117	30,561
Retrophin, Inc.	*†	3,586	63,867
Rigel Pharmaceuticals, Inc.	*	1,882	4,197
Sage Therapeutics, Inc.	*†	1,560	47,003
Sangamo BioSciences, Inc.	*†	2,626	15,205
Sarepta Therapeutics, Inc.	*†	2,129	40,600
Seattle Genetics, Inc.	*†	3,191	128,948
Sorrento Therapeutics, Inc.	*†	2,737	15,327
Spark Therapeutics, Inc.	*†	948	48,471
Synergy Pharmaceuticals, Inc.	*†	6,708	25,490
Synthetic Biologics, Inc.	*†	23,908	43,034
TESARO, Inc.	*†	795	66,820
TG Therapeutics, Inc.	*†	4,138	25,076
Trovagene, Inc.	*†	4,449	20,154
Ultragenyx Pharmaceutical, Inc.	*†	1,316	64,366
United Therapeutics Corp.	*	1,828	193,622
Vanda Pharmaceuticals, Inc.	*	2,680	29,989
Vertex Pharmaceuticals, Inc.	*	9,580	824,072
Vitae Pharmaceuticals, Inc.	*†	4,257	45,933
Vital Therapies, Inc.	*†	2,106	13,057
XBiotech, Inc.	*	2,641	55,250
Zafgen, Inc.	*	1,187	7,110
ZIOPHARM Oncology, Inc.	*†	4,316	23,695

			24,076,213

Building Products—0.3%
A.O. Smith Corp.		2,858	251,818
AAON, Inc.		2,274	62,558
Allegion plc (Ireland)		3,761	261,126
American Woodmark Corp.	*	800	53,104
Apogee Enterprises, Inc.	†	1,250	57,938
Armstrong Flooring, Inc.	*	706	11,967
Armstrong World Industries, Inc.	*	1,413	55,319
Builders FirstSource, Inc.	*†	3,379	38,014
Continental Building Products, Inc.	*	4,976	110,616
Fortune Brands Home & Security, Inc.		5,665	328,400
Gibraltar Industries, Inc.	*	1,188	37,505
Griffon Corp.		1,288	21,716
Lennox International, Inc.		2,019	287,909
Masco Corp.		15,380	475,857
Masonite International Corp.	*	741	49,010
NCI Building Systems, Inc.	*	246	3,934
Owens Corning, Inc.		4,256	219,269
Patrick Industries, Inc.	*	1,461	88,084
Quanex Building Products Corp.		1,671	31,064
Simpson Manufacturing Co., Inc.		2,084	83,297
Trex Co., Inc.	*	1,462	65,673
Universal Forest Products, Inc.		1,121	103,905
USG Corp.	*	3,348	90,262

			2,788,345

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Capital Markets—1.7%
Actua Corp.	*	4,779	$43,154
Affiliated Managers Group, Inc.	*	2,083	293,224
Ameriprise Financial, Inc.		6,587	591,842
Arlington Asset Investment Corp., Class A	†	304	3,955
Artisan Partners Asset Management, Inc., Class A		707	19,570
Associated Capital Group, Inc., Class A	†	558	16,003
Bank of New York Mellon Corp. (The)		44,375	1,723,969
BGC Partners, Inc., Class A		7,270	63,322
BlackRock, Inc.		5,053	1,730,804
Calamos Asset Management, Inc., Class A		1,800	13,158
Charles Schwab Corp. (The)		47,400	1,199,694
Cowen Group, Inc., Class A	*†	2,582	7,643
Diamond Hill Investment Group, Inc.		331	62,367
E*TRADE Financial Corp.	*	13,474	316,504
Eaton Vance Corp.		5,282	186,666
Evercore Partners, Inc., Class A		2,410	106,498
Federated Investors, Inc., Class B		3,745	107,781
Financial Engines, Inc.	†	1,762	45,583
Franklin Resources, Inc.		15,516	517,769
GAMCO Investors, Inc., Class A	†	558	18,286
Goldman Sachs Group, Inc. (The)		16,235	2,412,196
Greenhill & Co., Inc.	†	495	7,969
Interactive Brokers Group, Inc., Class A		1,570	55,578
INTL FCStone, Inc.	*	507	13,836
Invesco Ltd.		16,610	424,219
Investment Technology Group, Inc.		2,078	34,744
Janus Capital Group, Inc.		6,411	89,241
KCG Holdings, Inc., Class A	*	444	5,905
Ladenburg Thalmann Financial Services, Inc.	*†	18,032	42,555
Lazard Ltd., Class A (Bermuda)		5,918	176,238
Legg Mason, Inc.		3,981	117,400
LPL Financial Holdings, Inc.	†	2,478	55,829
Morgan Stanley		60,723	1,577,584
Northern Trust Corp.		9,019	597,599
NorthStar Asset Management Group, Inc.		7,137	72,869
Piper Jaffray Cos.	*	963	36,305
Pzena Investment Management, Inc., Class A		6,659	50,675
Raymond James Financial, Inc.		5,430	267,699
Safeguard Scientifics, Inc.	*	678	8,468
SEI Investments Co.		5,918	284,715
State Street Corp.		16,546	892,160
Stifel Financial Corp.	*	2,724	85,670
T. Rowe Price Group, Inc.		9,852	718,900

		Shares	Value
TD Ameritrade Holding Corp.		9,598	$273,303
Virtus Investment Partners, Inc.	†	210	14,948
Waddell & Reed Financial, Inc., Class A	†	3,971	68,381
Walter Investment Management Corp.	*†	1,972	5,443
Westwood Holdings Group, Inc.		1,027	53,199
WisdomTree Investments, Inc.	†	3,701	36,233

			15,547,653

Chemicals—2.1%
A. Schulman, Inc.		1,444	35,262
Air Products & Chemicals, Inc.		8,453	1,200,664
Albemarle Corp.		4,839	383,781
Ashland, Inc.		2,794	320,667
Axalta Coating Systems Ltd.	*	4,040	107,181
Axiall Corp.		2,616	85,308
Balchem Corp.		655	39,071
Cabot Corp.		2,693	122,962
Calgon Carbon Corp.		3,184	41,870
Celanese Corp., Series A		5,922	387,595
CF Industries Holdings, Inc.		10,395	250,520
Chemours Co. (The)	†	7,163	59,023
Chemtura Corp.	*	3,536	93,280
Dow Chemical Co. (The)		44,686	2,221,341
E.I. Du Pont de Nemours & Co.		36,397	2,358,526
Eastman Chemical Co.		6,221	422,406
Ecolab, Inc.		10,184	1,207,822
Ferro Corp.	*	1,818	24,325
Flotek Industries, Inc.	*†	1,303	17,200
FMC Corp.		5,510	255,168
GCP Applied Technologies, Inc.	*	3,427	89,239
H.B. Fuller Co.		2,570	113,054
Huntsman Corp.		7,052	94,849
Ingevity Corp.	*	1,666	56,711
Innophos Holdings, Inc.		588	24,819
Innospec, Inc.		519	23,869
International Flavors & Fragrances, Inc.		3,259	410,862
Koppers Holdings, Inc.	*	1,582	48,615
Kronos Worldwide, Inc.	†	2,262	11,876
LSB Industries, Inc.	*†	1,411	17,045
LyondellBasell Industries NV, Class A		13,644	1,015,386
Minerals Technologies, Inc.		1,736	98,605
Monsanto Co.		17,869	1,847,833
Mosaic Co. (The)		13,362	349,817
NewMarket Corp.		378	156,636
Olin Corp.		8,339	207,141
OMNOVA Solutions, Inc.	*	6,478	46,966
Platform Specialty Products Corp.	*†	3,070	27,262
PolyOne Corp.		3,321	117,032
PPG Industries, Inc.		10,732	1,117,738
Praxair, Inc.		11,518	1,294,508
Quaker Chemical Corp.		483	43,084
Rayonier Advanced Materials, Inc.		1,668	22,668

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
RPM International, Inc.		4,832	$241,358
Scotts Miracle-Gro Co. (The), Class A		1,662	116,190
Sensient Technologies Corp.		2,027	143,998
Sherwin-Williams Co. (The)		3,301	969,405
Stepan Co.		1,112	66,197
TerraVia Holdings, Inc.	*†	3,533	9,256
Tredegar Corp.		1,606	25,889
Tronox Ltd., Class A	†	1,637	7,219
Valspar Corp. (The)		3,005	324,630
W.R. Grace & Co.		3,427	250,891
Westlake Chemical Corp.		2,558	109,789

			19,134,409

Commercial Services & Supplies—0.7%
ABM Industries, Inc.		2,291	83,576
ACCO Brands Corp.	*	2,302	23,780
Brady Corp., Class A		2,402	73,405
Brink’s Co. (The)		2,084	59,373
Cintas Corp.		3,889	381,628
Clean Harbors, Inc.	*	2,414	125,794
Copart, Inc.	*	4,536	222,309
Covanta Holding Corp.	†	4,185	68,843
Deluxe Corp.	†	2,098	139,244
Ennis, Inc.		695	13,330
Essendant, Inc.	†	2,556	78,111
G&K Services, Inc., Class A		1,008	77,183
Healthcare Services Group, Inc.		4,257	176,155
Herman Miller, Inc.		3,155	94,303
HNI Corp.	†	2,512	116,783
Interface, Inc.		3,357	51,194
KAR Auction Services, Inc.		6,666	278,239
Kimball International, Inc., Class B		1,500	17,070
Knoll, Inc.		2,701	65,580
Matthews International Corp., Class A		1,052	58,533
McGrath RentCorp		916	28,020
Mobile Mini, Inc.		2,000	69,280
MSA Safety, Inc.		1,444	75,853
NL Industries, Inc.	*	2,111	5,425
Pitney Bowes, Inc.		7,953	141,563
R.R. Donnelley & Sons Co.		10,168	172,043
Republic Services, Inc.		9,404	482,519
Rollins, Inc.		3,124	91,440
Steelcase, Inc., Class A		1,992	27,031
Stericycle, Inc.	*	3,380	351,926
Team, Inc.	*†	236	5,860
Tetra Tech, Inc.		2,114	64,995
TRC Cos., Inc.	*	4,427	27,979
Tyco International plc		17,259	735,233
Unifirst Corp.		300	34,716
US Ecology, Inc.	†	824	37,863
Viad Corp.		937	29,047
Waste Management, Inc.		18,266	1,210,488
West Corp.		1,023	20,112

			5,815,826

Communications Equipment—1.1%
ADTRAN, Inc.	†	3,197	59,624
Applied Optoelectronics, Inc.	*†	2,394	26,693
Arista Networks, Inc.	*†	1,018	65,539

		Shares	Value
ARRIS International plc	*	8,228	$172,459
Black Box Corp.		865	11,314
Brocade Communications Systems, Inc.		15,712	144,236
CalAmp Corp.	*	550	8,145
Ciena Corp.	*	5,950	111,562
Cisco Systems, Inc.		203,874	5,849,145
CommScope Holding Co., Inc.	*	3,309	102,678
Comtech Telecommunications Corp.		1,350	17,334
Digi International, Inc.	*	1,976	21,202
EchoStar Corp., Class A	*	1,877	74,517
Extreme Networks, Inc.	*	4,491	15,224
F5 Networks, Inc.	*	2,664	303,270
Finisar Corp.	*	4,753	83,225
Harmonic, Inc.	*	2,820	8,037
Harris Corp.		4,595	383,407
Infinera Corp.	*	4,191	47,274
InterDigital, Inc.		1,164	64,812
Ixia	*	2,330	22,881
Juniper Networks, Inc.		17,553	394,767
KVH Industries, Inc.	*	375	2,887
Lumentum Holdings, Inc.	*	1,488	36,010
Motorola Solutions, Inc.		7,643	504,209
NETGEAR, Inc.	*	1,206	57,333
NetScout Systems, Inc.	*	2,935	65,304
Palo Alto Networks, Inc.	*	3,143	385,458
Plantronics, Inc.		1,826	80,344
Polycom, Inc.	*	8,354	93,982
Sonus Networks, Inc.	*	2,140	18,597
Ubiquiti Networks, Inc.	*†	904	34,949
ViaSat, Inc.	*†	1,190	84,966
Viavi Solutions, Inc.	*	7,444	49,354

			9,400,738

Construction & Engineering—0.2%
AECOM	*	7,449	236,655
Aegion Corp.	*	1,223	23,861
Ameresco, Inc., Class A	*	5,845	25,542
Chicago Bridge & Iron Co. NV (Netherlands)		4,114	142,468
Comfort Systems USA, Inc.		2,179	70,970
Dycom Industries, Inc.	*†	2,076	186,342
EMCOR Group, Inc.		2,908	143,248
Fluor Corp.		5,202	256,354
Granite Construction, Inc.		1,889	86,044
Jacobs Engineering Group, Inc.	*	4,968	247,456
KBR, Inc.		6,464	85,583
MasTec, Inc.	*†	2,049	45,734
Quanta Services, Inc.	*	8,861	204,866
Tutor Perini Corp.	*†	960	22,608
Valmont Industries, Inc.		1,162	157,184

			1,934,915

Construction Materials—0.2%
Eagle Materials, Inc.		2,083	160,704
Headwaters, Inc.	*	2,095	37,584
Martin Marietta Materials, Inc.		2,450	470,400
Summit Materials, Inc., Class A	*	1,787	36,562

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
US Concrete, Inc.	*†	508	$30,942
Vulcan Materials Co.		5,406	650,666

			1,386,858

Consumer Finance—0.7%
Ally Financial, Inc.	*	18,490	315,624
American Express Co.		32,546	1,977,495
Capital One Financial Corp.		20,542	1,304,622
Cash America International, Inc.		685	29,195
Credit Acceptance Corp.	*†	253	46,825
Discover Financial Services		17,353	929,947
Encore Capital Group, Inc.	*†	851	20,024
Enova International, Inc.	*	626	4,607
EZCORP, Inc., Class A	*	2,031	15,354
First Cash Financial Services, Inc.		493	25,306
Green Dot Corp., Class A	*	1,445	33,221
LendingClub Corp.	*†	2,826	12,152
Navient Corp.		18,104	216,343
Nelnet, Inc., Class A		481	16,715
OneMain Holdings, Inc.	*	1,782	40,665
PRA Group, Inc.	*	1,512	36,500
Santander Consumer USA Holdings, Inc.	*	3,078	31,796
SLM Corp.	*	18,104	111,883
Synchrony Financial	*	33,391	844,124
World Acceptance Corp.	*†	639	29,138

			6,041,536

Containers & Packaging—0.4%
AEP Industries, Inc.		372	29,931
AptarGroup, Inc.		3,130	247,677
Avery Dennison Corp.		3,924	293,319
Ball Corp.		5,930	428,680
Bemis Co., Inc.		3,374	173,727
Berry Plastics Group, Inc.	*	5,228	203,108
Crown Holdings, Inc.	*	5,070	256,897
Graphic Packaging Holding Co.		11,052	138,592
Greif, Inc., Class A		852	31,754
International Paper Co.		17,689	749,660
Myers Industries, Inc.		1,716	24,710
Owens-Illinois, Inc.	*	6,064	109,213
Packaging Corp. of America		4,339	290,409
Sealed Air Corp.		7,726	355,164
Silgan Holdings, Inc.		1,615	83,108
Sonoco Products Co.		3,353	166,510
WestRock Co.		9,998	388,622

			3,971,081

Distributors—0.1%
Core-Mark Holding Co., Inc.		1,030	48,266
Genuine Parts Co.		6,041	611,651
LKQ Corp.	*	11,438	362,585
Pool Corp.		2,434	228,869

			1,251,371

Diversified Consumer Services—0.1%
American Public Education, Inc.	*	698	19,614
Apollo Education Group, Inc.	*	3,118	28,436

		Shares	Value
Ascent Capital Group, Inc., Class A	*	545	$8,387
Bright Horizons Family Solutions, Inc.	*	1,107	73,405
Career Education Corp.	*	4,167	24,794
Chegg, Inc.	*†	5,262	26,310
DeVry Education Group, Inc.	†	2,980	53,163
Graham Holdings Co., Class B		183	89,586
Grand Canyon Education, Inc.	*	3,129	124,910
H&R Block, Inc.		10,105	232,415
Houghton Mifflin Harcourt Co.	*	4,462	69,741
LifeLock, Inc.	*†	3,002	47,462
Regis Corp.	*	1,818	22,634
Service Corp. International		9,019	243,874
ServiceMaster Global Holdings, Inc.	*	3,321	132,176
Sotheby’s	†	2,623	71,870
Strayer Education, Inc.	*†	551	27,071
Weight Watchers International, Inc.	*†	1,826	21,236

			1,317,084

Diversified Financial Services—1.9%
BBX Capital Corp., Class A	*†	2,244	34,490
Berkshire Hathaway, Inc., Class B	*	76,083	11,016,057
CBOE Holdings, Inc.		3,873	258,019
CME Group, Inc.		13,009	1,267,077
FactSet Research Systems, Inc.		1,490	240,516
FNFV Group	*	3,132	35,924
Intercontinental Exchange, Inc.		4,782	1,224,001
Leucadia National Corp.		12,939	224,233
MarketAxess Holdings, Inc.		1,202	174,771
Moody’s Corp.		7,473	700,295
Morningstar, Inc.		619	50,622
MSCI, Inc.		4,088	315,266
Nasdaq, Inc.		4,749	307,118
NewStar Financial, Inc.	*	2,878	24,233
PICO Holdings, Inc.	*	1,150	10,879
Resource America, Inc., Class A		1,287	12,510
S&P Global, Inc.		11,065	1,186,832
Tiptree Financial, Inc., Class A		4,605	25,235
Voya Financial, Inc.		7,895	195,480

			17,303,558

Diversified Telecommunication Services—2.5%
8x8, Inc.	*	3,048	44,531
AT&T, Inc.		247,735	10,704,629
ATN International, Inc.		347	27,000
CenturyLink, Inc.		22,585	655,191
Cincinnati Bell, Inc.	*	8,448	38,607
Cogent Communications Holdings, Inc.		2,886	115,613
Consolidated Communications Holdings, Inc.		1,840	50,122
Frontier Communications Corp.		44,056	217,637

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
General Communication, Inc., Class A	*	2,516	$39,753
Globalstar, Inc.	*†	9,926	12,011
IDT Corp., Class B		1,600	22,704
Iridium Communications, Inc.	*†	3,791	33,664
Level 3 Communications, Inc.	*	11,647	599,704
Lumos Networks Corp.	*	1,350	16,335
SBA Communications Corp., Class A	*	5,045	544,557
Straight Path Communications, Inc., Class B	*†	1,402	38,793
Verizon Communications, Inc.		163,865	9,150,222
Vonage Holdings Corp.	*	11,167	68,119
Windstream Holdings, Inc.	†	3,500	32,445
Zayo Group Holdings, Inc.	*	4,725	131,969

			22,543,606

Electric Utilities—2.0%
ALLETE, Inc.		1,243	80,335
Alliant Energy Corp.		8,982	356,586
American Electric Power Co., Inc.		19,815	1,388,833
Avangrid, Inc.		1,886	86,869
Duke Energy Corp.		27,467	2,356,394
Edison International		13,187	1,024,234
El Paso Electric Co.		1,748	82,628
Empire District Electric Co. (The)		1,849	62,811
Entergy Corp.		7,301	593,936
Eversource Energy		13,349	799,605
Exelon Corp.		37,272	1,355,210
FirstEnergy Corp.		17,664	616,650
Great Plains Energy, Inc.		4,631	140,783
Hawaiian Electric Industries, Inc.		3,066	100,534
IDACORP, Inc.		1,515	123,245
ITC Holdings Corp.		5,429	254,186
MGE Energy, Inc.		2,338	132,132
NextEra Energy, Inc.		17,964	2,342,506
OGE Energy Corp.		7,669	251,160
Otter Tail Corp.	†	1,095	36,672
PG&E Corp.		19,170	1,225,346
Pinnacle West Capital Corp.		4,222	342,235
PNM Resources, Inc.		2,169	76,869
Portland General Electric Co.		2,718	119,918
PPL Corp.		27,620	1,042,655
Southern Co. (The)		36,442	1,954,385
Westar Energy, Inc.		5,326	298,735
Xcel Energy, Inc.		19,945	893,137

			18,138,589

Electrical Equipment—0.5%
Acuity Brands, Inc.		1,873	464,429
AMETEK, Inc.		9,526	440,387
AZZ, Inc.		824	49,423
Babcock & Wilcox Enterprises, Inc.	*	2,926	42,983
Eaton Corp. plc		18,634	1,113,009
Emerson Electric Co.		26,176	1,365,340
Encore Wire Corp.		1,400	52,192

		Shares	Value
EnerSys		2,156	$128,217
FuelCell Energy, Inc.	*†	3,032	18,859
Generac Holdings, Inc.	*†	3,020	105,579
General Cable Corp.	†	1,732	22,014
Hubbell, Inc.		2,078	219,167
LSI Industries, Inc.		1,083	11,989
Plug Power, Inc.	*†	9,245	17,196
Powell Industries, Inc.		1,045	41,110
Regal Beloit Corp.		1,272	70,024
Rockwell Automation, Inc.		5,377	617,387
SolarCity Corp.	*†	1,999	47,836
Vicor Corp.	*	1,380	13,897

			4,841,038

Electronic Equipment, Instruments & Components—0.7%
Agilysys, Inc.	*	1,335	13,977
Amphenol Corp., Class A		12,278	703,898
Anixter International, Inc.	*	1,723	91,801
Arrow Electronics, Inc.	*	4,585	283,811
Avnet, Inc.		5,129	207,776
AVX Corp.	†	2,270	30,827
Badger Meter, Inc.		1,134	82,816
Belden, Inc.		1,894	114,341
Benchmark Electronics, Inc.	*	2,520	53,298
CDW Corp.		4,713	188,897
Cognex Corp.		4,046	174,383
Coherent, Inc.	*	1,348	123,719
Corning, Inc.		45,400	929,792
CTS Corp.		1,580	28,314
Daktronics, Inc.		927	5,794
Dolby Laboratories, Inc., Class A		1,370	65,554
DTS, Inc.	*	755	19,970
Electro Rent Corp.		950	14,639
Fabrinet (Thailand)	*	2,972	110,321
FARO Technologies, Inc.	*	453	15,325
FEI Co.		1,368	146,212
Fitbit, Inc., Class A	*†	3,458	42,257
FLIR Systems, Inc.		5,608	173,568
II-VI, Inc.	*	1,364	25,589
Ingram Micro, Inc., Class A		7,190	250,068
Insight Enterprises, Inc.	*	2,054	53,404
InvenSense, Inc.	*†	1,864	11,426
IPG Photonics Corp.	*	1,188	95,040
Itron, Inc.	*	955	41,161
Jabil Circuit, Inc.		8,287	153,061
Keysight Technologies, Inc.	*	6,630	192,867
Kimball Electronics, Inc.	*	1,125	14,006
Knowles Corp.	*	2,880	39,398
Littelfuse, Inc.		909	107,435
Mesa Laboratories, Inc.	†	523	64,329
Methode Electronics, Inc.		1,383	47,340
MTS Systems Corp.		1,342	58,833
National Instruments Corp.		5,121	140,315
OSI Systems, Inc.	*	867	50,399
Park Electrochemical Corp.		1,086	15,780
PC Connection, Inc.		854	20,325
Plexus Corp.	*	1,884	81,389
QLogic Corp.	*	3,731	54,995
Rofin-Sinar Technologies, Inc.	*	2,200	70,268
Rogers Corp.	*†	803	49,063
Sanmina Corp.	*	3,577	95,899

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
ScanSource, Inc.	*	1,126	$41,786
SYNNEX Corp.		853	80,881
Systemax, Inc.	*	1,358	11,584
Tech Data Corp.	*	2,057	147,795
Trimble Navigation Ltd.	*	12,136	295,633
TTM Technologies, Inc.	*	1,639	12,342
Universal Display Corp.	*	1,350	91,530
VeriFone Systems, Inc.	*	4,239	78,591
Vishay Intertechnology, Inc.		6,172	76,471
Vishay Precision Group, Inc.	*	440	5,905
Zebra Technologies Corp., Class A	*†	2,729	136,723

			6,332,921

Energy Equipment & Services—1.1%
Archrock, Inc.		2,465	23,220
Atwood Oceanics, Inc.	†	2,474	30,975
Baker Hughes, Inc.		17,431	786,661
Bristow Group, Inc.	†	982	11,205
CARBO Ceramics, Inc.	†	1,137	14,895
Dawson Geophysical Co.	*	5,897	48,061
Diamond Offshore Drilling, Inc.	†	2,656	64,621
Dril-Quip, Inc.	*	1,338	78,179
Ensco plc, Class A (United Kingdom)		8,935	86,759
Era Group, Inc.	*	713	6,702
Exterran Corp.	*	1,232	15,831
Fairmount Santrol Holdings, Inc.	*†	5,656	43,608
FMC Technologies, Inc.	*	9,017	240,483
Forum Energy Technologies, Inc.	*	2,107	36,472
Frank’s International NV (Netherlands)		1,561	22,806
Geospace Technologies Corp.	*†	1,100	18,007
Halliburton Co.		33,597	1,521,608
Helix Energy Solutions Group, Inc.	*	3,853	26,046
Helmerich & Payne, Inc.	†	3,926	263,552
Hornbeck Offshore Services, Inc.	*†	1,800	15,012
Matrix Service Co.	*	468	7,717
McDermott International, Inc.	*†	11,704	57,818
Nabors Industries Ltd.		10,988	110,430
National Oilwell Varco, Inc.		16,514	555,696
Natural Gas Services Group, Inc.	*	1,847	42,296
Newpark Resources, Inc.	*†	3,484	20,172
Noble Corp. plc (United Kingdom)	†	7,712	63,547
Oceaneering International, Inc.		4,464	133,295
Oil States International, Inc.	*	2,026	66,615
Parker Drilling Co.	*	3,755	8,599
Patterson-UTI Energy, Inc.		6,712	143,100
PHI, Inc. (Non-Voting Shares)	*	774	13,839
Pioneer Energy Services Corp.	*	2,700	12,420
Rowan Cos. plc, Class A	†	3,918	69,192
RPC, Inc.	*	2,859	44,400
Schlumberger Ltd.		55,991	4,427,768

		Shares	Value
SEACOR Holdings, Inc.	*	713	$41,318
Seadrill Ltd. (United Kingdom)	*†	15,030	48,697
Superior Energy Services, Inc.		7,732	142,346
Tesco Corp.		3,185	21,308
TETRA Technologies, Inc.	*	2,352	14,982
Tidewater, Inc.	†	2,250	9,923
Transocean Ltd. (Switzerland)	†	6,195	73,659
Unit Corp.	*	1,702	26,483
US Silica Holdings, Inc.	†	2,169	74,766
Weatherford International plc (Switzerland)	*	31,435	174,464
Willbros Group, Inc.	*†	15,685	39,683

			9,799,236

Food & Staples Retailing—2.1%
Andersons, Inc. (The)		1,050	37,317
Casey’s General Stores, Inc.		1,608	211,468
Costco Wholesale Corp.		17,542	2,754,796
CVS Health Corp.		44,460	4,256,600
Kroger Co. (The)		39,942	1,469,466
PriceSmart, Inc.	†	1,212	113,407
Rite Aid Corp.	*	36,454	273,040
SpartanNash Co.		808	24,709
Sprouts Farmers Market, Inc.	*†	5,111	117,042
SUPERVALU, Inc.	*	8,154	38,487
Sysco Corp.		22,230	1,127,950
United Natural Foods, Inc.	*	1,912	89,482
Walgreens Boots Alliance, Inc.		34,353	2,860,574
Wal-Mart Stores, Inc.		62,571	4,568,934
Weis Markets, Inc.	†	382	19,310
Whole Foods Market, Inc.		14,831	474,889

			18,437,471

Food Products—1.9%
Archer-Daniels-Midland Co.		23,116	991,445
B&G Foods, Inc.	†	3,192	153,854
Bunge Ltd.		5,710	337,747
Calavo Growers, Inc.		526	35,242
Cal-Maine Foods, Inc.	†	956	42,370
Campbell Soup Co.		6,386	424,861
ConAgra Foods, Inc.		16,632	795,176
Darling Ingredients, Inc.	*	7,139	106,371
Dean Foods Co.	†	3,140	56,803
Farmer Brothers Co.	*	930	29,816
Flowers Foods, Inc.	†	7,909	148,294
Fresh Del Monte Produce, Inc.		1,221	66,459
Freshpet, Inc.	*†	1,106	10,319
General Mills, Inc.		24,219	1,727,299
Hain Celestial Group, Inc. (The)	*	3,503	174,274
Hershey Co. (The)		5,678	644,396
Hormel Foods Corp.		11,710	428,586
Ingredion, Inc.		3,164	409,453
Inventure Foods, Inc.	*†	5,272	41,174
J&J Snack Foods Corp.		761	90,764
J.M. Smucker Co. (The)		4,624	704,744
Kellogg Co.		9,805	800,578
Kraft Heinz Co. (The)		23,537	2,082,554
Lancaster Colony Corp.		980	125,058
Landec Corp.	*	986	10,609
McCormick & Co., Inc. (Non-Voting Shares)		4,898	522,470

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Mead Johnson Nutrition Co.		7,933	$719,920
Mondelez International, Inc., Class A		62,573	2,847,697
Pilgrim’s Pride Corp.		1,940	49,431
Pinnacle Foods, Inc.		4,118	190,622
Post Holdings, Inc.	*	2,173	179,685
Sanderson Farms, Inc.	†	864	74,857
Seaboard Corp.	*†	18	51,672
Seneca Foods Corp., Class A	*	2,538	91,901
Snyder’s-Lance, Inc.		2,026	68,661
Tootsie Roll Industries, Inc.	†	743	28,628
TreeHouse Foods, Inc.	*	1,857	190,621
Tyson Foods, Inc., Class A		11,986	800,545
WhiteWave Foods Co. (The)	*	6,423	301,496

			16,556,452

Gas Utilities—0.3%
AGL Resources, Inc.		4,652	306,893
Atmos Energy Corp.		3,593	292,183
Chesapeake Utilities Corp.		1,423	94,174
National Fuel Gas Co.		3,639	206,986
New Jersey Resources Corp.		3,362	129,605
Northwest Natural Gas Co.		1,183	76,682
ONE Gas, Inc.	†	1,954	130,117
Piedmont Natural Gas Co., Inc.		2,740	164,729
Questar Corp.		7,412	188,042
South Jersey Industries, Inc.		4,028	127,365
Southwest Gas Corp.		1,252	98,545
Spire, Inc.		1,319	93,438
UGI Corp.		6,633	300,143
WGL Holdings, Inc.		2,315	163,879

			2,372,781

Health Care Equipment & Supplies—2.5%
Abaxis, Inc.		749	35,375
Abbott Laboratories		59,091	2,322,867
ABIOMED, Inc.	*	1,465	160,110
Alere, Inc.	*	3,011	125,499
Align Technology, Inc.	*	2,915	234,803
Analogic Corp.		593	47,108
AxoGen, Inc.	*†	7,021	48,305
Baxter International, Inc.		21,536	973,858
Becton Dickinson and Co.		8,280	1,404,205
Boston Scientific Corp.	*	53,699	1,254,946
C.R. Bard, Inc.		2,876	676,320
Cantel Medical Corp.		828	56,908
Cerus Corp.	*†	9,553	59,611
ConforMIS, Inc.	*†	6,514	45,728
CONMED Corp.		1,362	65,008
Cooper Cos., Inc. (The)		1,812	310,885
CryoLife, Inc.		937	11,066
Cynosure, Inc., Class A	*	314	15,275
DENTSPLY SIRONA, Inc.		9,383	582,121
DexCom, Inc.	*	3,795	301,057
Edwards Lifesciences Corp.	*	8,470	844,713
Endologix, Inc.	*†	2,429	30,265
GenMark Diagnostics, Inc.	*	4,863	42,308
Globus Medical, Inc., Class A	*	1,444	34,411
Greatbatch, Inc.	*	942	29,136
Haemonetics Corp.	*	2,314	67,083
Halyard Health, Inc.	*	1,817	59,089

		Shares	Value
HeartWare International, Inc.	*	664	$38,346
Hill-Rom Holdings, Inc.		1,576	79,509
Hologic, Inc.	*	9,792	338,803
ICU Medical, Inc.	*	605	68,214
IDEXX Laboratories, Inc.	*	3,970	368,654
Inogen, Inc.	*	1,047	52,465
Insulet Corp.	*	2,469	74,663
Integra LifeSciences Holdings Corp.	*	1,190	94,938
Intuitive Surgical, Inc.	*	1,442	953,753
Invacare Corp.		1,333	16,169
LDR Holding Corp.	*	680	25,126
Masimo Corp.	*	1,500	78,773
Medtronic plc (Ireland)		57,345	4,975,826
Meridian Bioscience, Inc.		1,158	22,581
Merit Medical Systems, Inc.	*	3,149	62,445
Natus Medical, Inc.	*	956	36,137
Neogen Corp.	*	2,202	123,863
Nevro Corp.	*†	554	40,863
NuVasive, Inc.	*	1,746	104,271
NxStage Medical, Inc.	*	1,869	40,520
OraSure Technologies, Inc.	*	1,687	9,970
Orthofix International NV	*	703	29,807
Oxford Immunotec Global plc (United Kingdom)	*†	747	6,723
ResMed, Inc.		6,068	383,680
Rockwell Medical, Inc.	*†	2,762	20,908
RTI Surgical, Inc.	*†	807	2,897
Spectranetics Corp. (The)	*†	1,045	19,552
St. Jude Medical, Inc.		10,767	839,826
STAAR Surgical Co.	*†	848	4,672
Stryker Corp.		13,299	1,593,619
SurModics, Inc.	*	3,284	77,108
Teleflex, Inc.		1,515	268,625
TransEnterix, Inc.	*†	7,273	8,873
Varian Medical Systems, Inc.	*	4,761	391,497
West Pharmaceutical Services, Inc.		3,408	258,599
Wright Medical Group NV (Netherlands)	*	2,772	48,150
Zeltiq Aesthetics, Inc.	*†	1,083	29,598
Zimmer Biomet Holdings, Inc.		6,834	822,677

			22,250,760

Health Care Providers & Services—2.7%
Acadia Healthcare Co., Inc.	*†	3,214	178,056
Adeptus Health, Inc., Class A	*†	511	26,398
Aetna, Inc.		14,039	1,714,583
Air Methods Corp.	*†	2,900	103,907
Almost Family, Inc.	*	422	17,981
Amedisys, Inc.	*	1,698	85,715
AmerisourceBergen Corp.		8,235	653,200
AMN Healthcare Services, Inc.	*†	1,507	60,235
Amsurg Corp.	*	2,661	206,334
Anthem, Inc.		10,756	1,412,693
BioScrip, Inc.	*†	1,095	2,792
Brookdale Senior Living, Inc.	*	6,585	101,672
Cardinal Health, Inc.		13,757	1,073,184
Centene Corp.	*	6,357	453,699
Chemed Corp.		506	68,973
Cigna Corp.		10,551	1,350,422

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Community Health Systems, Inc.	*†	4,972	$59,913
Cross Country Healthcare, Inc.	*	1,339	18,639
DaVita HealthCare Partners, Inc.	*	7,014	542,322
Diplomat Pharmacy, Inc.	*†	912	31,920
Ensign Group, Inc. (The)		1,084	22,775
Envision Healthcare Holdings, Inc.	*	6,600	167,442
ExamWorks Group, Inc.	*	1,308	45,584
Express Scripts Holding Co.	*	25,092	1,901,974
Genesis Healthcare, Inc.	*	6,839	12,105
HCA Holdings, Inc.	*	13,017	1,002,439
HealthEquity, Inc.	*	820	24,916
HealthSouth Corp.		3,032	117,702
Healthways, Inc.	*†	1,362	15,731
Henry Schein, Inc.	*	3,265	577,252
Humana, Inc.		6,153	1,106,802
Kindred Healthcare, Inc.		2,526	28,519
Laboratory Corp. of America Holdings	*	3,900	508,053
Landauer, Inc.		598	24,614
LifePoint Health, Inc.	*	2,149	140,480
Magellan Health, Inc.	*	1,400	92,078
McKesson Corp.		9,158	1,709,341
MEDNAX, Inc.	*	4,364	316,084
Molina Healthcare, Inc.	*	1,172	58,483
National HealthCare Corp.		431	27,903
National Research Corp., Class A		3,750	51,375
Owens & Minor, Inc.	†	2,434	90,983
Patterson Cos., Inc.		4,679	224,077
PharMerica Corp.	*	1,365	33,661
Premier, Inc., Class A	*	1,076	35,185
Quest Diagnostics, Inc.		5,486	446,615
Quorum Health Corp.	*	1,243	13,312
Select Medical Holdings Corp.	*†	2,537	27,577
Team Health Holdings, Inc.	*	3,999	162,639
Tenet Healthcare Corp.	*	4,822	133,280
U.S. Physical Therapy, Inc.		1,300	78,273
UnitedHealth Group, Inc.		37,989	5,364,047
Universal American Corp.		1,812	13,735
Universal Health Services, Inc., Class B		3,504	469,886
USMD Holdings, Inc.	*†	2,663	49,905
VCA, Inc.	*	3,442	232,714
WellCare Health Plans, Inc.	*	1,500	160,920

			23,651,099

Health Care Technology—0.2%
Allscripts Healthcare Solutions, Inc.	*	6,468	82,144
athenahealth, Inc.	*†	1,388	191,558
Cerner Corp.	*	11,584	678,822
HMS Holdings Corp.	*	4,230	74,490
IMS Health Holdings, Inc.	*	4,303	109,124
Inovalon Holdings, Inc., Class A	*†	2,506	45,133
Medidata Solutions, Inc.	*	2,616	122,612
Omnicell, Inc.	*†	783	26,802

		Shares	Value
Quality Systems, Inc.		1,536	$18,294
Veeva Systems, Inc., Class A	*	2,201	75,098
Vocera Communications, Inc.	*	6,228	80,030

			1,504,107

Hotels, Restaurants & Leisure—2.0%
Aramark		7,994	267,159
Biglari Holdings, Inc.	*	90	36,301
BJ’s Restaurants, Inc.	*	564	24,720
Bloomin’ Brands, Inc.		3,188	56,969
Bob Evans Farms, Inc.		1,465	55,597
Boyd Gaming Corp.	*	2,619	48,190
Brinker International, Inc.		2,003	91,197
Buffalo Wild Wings, Inc.	*	867	120,470
Carnival Corp.		15,809	698,758
Cheesecake Factory, Inc. (The)	†	1,807	86,989
Chipotle Mexican Grill, Inc.	*†	1,207	486,131
Choice Hotels International, Inc.		1,616	76,954
Churchill Downs, Inc.		638	80,618
Cracker Barrel Old Country Store, Inc.	†	919	157,581
Darden Restaurants, Inc.		4,499	284,967
Dave & Buster’s Entertainment, Inc.	*	635	29,712
Diamond Resorts International, Inc.	*†	1,233	36,941
DineEquity, Inc.		1,079	91,478
Domino’s Pizza, Inc.		1,974	259,344
Dunkin’ Brands Group, Inc.		4,613	201,219
Fiesta Restaurant Group, Inc.	*	595	12,977
Hilton Worldwide Holdings, Inc.		19,177	432,058
Hyatt Hotels Corp., Class A	*†	1,435	70,516
International Game Technology plc		2,211	41,434
International Speedway Corp., Class A		1,190	39,805
Interval Leisure Group, Inc.		4,760	75,684
Isle of Capri Casinos, Inc.	*	1,250	22,900
J Alexander’s Holdings, Inc.	*	540	5,362
Jack in the Box, Inc.		2,028	174,246
Krispy Kreme Doughnuts, Inc.	*	2,573	53,930
La Quinta Holdings, Inc.	*	1,715	19,551
Las Vegas Sands Corp.		15,013	652,915
Marcus Corp. (The)		1,505	31,755
Marriott International, Inc., Class A	†	8,143	541,184
Marriott Vacations Worldwide Corp.		1,075	73,627
McDonald’s Corp.		35,156	4,230,673
MGM Resorts International	*	16,457	372,422
Norwegian Cruise Line Holdings Ltd.	*	4,929	196,371
Panera Bread Co., Class A	*†	1,040	220,418
Papa John’s International, Inc.		2,099	142,732
Penn National Gaming, Inc.	*	2,586	36,075
Pinnacle Entertainment, Inc.	*	1,629	18,049
Popeyes Louisiana Kitchen, Inc.	*	752	41,089
Red Robin Gourmet Burgers, Inc.	*	692	32,821

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Royal Caribbean Cruises Ltd.		6,726	$451,651
Ruby Tuesday, Inc.	*	2,816	10,166
Scientific Games Corp., Class A	*†	2,517	23,131
SeaWorld Entertainment, Inc.	†	2,129	30,508
Six Flags Entertainment Corp.		2,984	172,923
Sonic Corp.		2,360	63,838
Speedway Motorsports, Inc.		149	2,645
Starbucks Corp.		58,883	3,363,397
Starwood Hotels & Resorts Worldwide, Inc.		6,671	493,320
Texas Roadhouse, Inc.		3,070	139,992
Vail Resorts, Inc.		1,491	206,101
Wendy’s Co. (The)		11,481	110,447
Wyndham Worldwide Corp.		4,691	334,140
Wynn Resorts Ltd.		3,423	310,261
Yum! Brands, Inc.		16,419	1,361,463

			17,803,872

Household Durables—0.6%
Beazer Homes USA, Inc.	*	4,467	34,619
CalAtlantic Group, Inc.		2,400	88,104
CSS Industries, Inc.		1,096	29,384
D.R. Horton, Inc.		12,534	394,570
Ethan Allen Interiors, Inc.	†	1,551	51,245
Garmin Ltd. (Switzerland)	†	4,621	196,023
GoPro, Inc., Class A	*†	2,971	32,117
Harman International Industries, Inc.		2,728	195,925
Helen of Troy Ltd.	*	1,333	137,086
Hovnanian Enterprises, Inc., Class A	*†	13,407	22,524
iRobot Corp.	*	481	16,873
KB Home	†	3,248	49,402
La-Z-Boy, Inc.		2,404	66,879
Leggett & Platt, Inc.		5,407	276,352
Lennar Corp., Class A		6,464	297,990
Lennar Corp., Class B		607	22,611
M/I Homes, Inc.	*	610	11,486
MDC Holdings, Inc.		1,091	26,555
Meritage Homes Corp.	*	1,300	48,802
Mohawk Industries, Inc.	*	2,377	451,060
NACCO Industries, Inc., Class A		309	17,304
Newell Brands, Inc.		17,435	846,818
NVR, Inc.	*	147	261,710
PulteGroup, Inc.		13,539	263,875
Tempur Sealy International, Inc.	*†	1,991	110,142
Toll Brothers, Inc.	*	6,318	170,017
TopBuild Corp.	*	1,834	66,391
TRI Pointe Group, Inc.	*	5,851	69,159
Tupperware Brands Corp.		2,427	136,592
Universal Electronics, Inc.	*†	639	46,187
Whirlpool Corp.		3,016	502,586

			4,940,388

Household Products—1.7%
Central Garden & Pet Co., Class A	*	1,230	26,703
Church & Dwight Co., Inc.		5,138	528,649
Clorox Co. (The)		5,513	762,944

		Shares	Value
Colgate-Palmolive Co.		35,985	$2,634,102
Energizer Holdings, Inc.		2,126	109,468
HRG Group, Inc.	*	2,642	36,275
Kimberly-Clark Corp.		14,543	1,999,372
Procter & Gamble Co. (The)		108,083	9,151,387
Spectrum Brands Holdings, Inc.	†	836	99,743
WD-40 Co.		949	111,460

			15,460,103

Independent Power and Renewable Electricity Producers—0.1%
AES Corp. (The)		26,935	336,149
Atlantica Yield plc (Spain)	†	2,316	43,031
Calpine Corp.	*	16,000	236,000
Dynegy, Inc.	*	5,695	98,182
NRG Energy, Inc.		14,472	216,935
NRG Yield, Inc., Class A	†	641	9,756
NRG Yield, Inc., Class C	†	2,320	36,169
Ormat Technologies, Inc.		741	32,426
Pattern Energy Group, Inc.	†	1,263	29,011
Talen Energy Corp.	*	3,449	46,734
TerraForm Power, Inc., Class A	*†	1,079	11,761

			1,096,154

Industrial Conglomerates—2.2%
3M Co.		24,158	4,230,549
Carlisle Cos., Inc.		2,452	259,127
Danaher Corp.		24,041	2,428,141
General Electric Co.		375,574	11,823,070
Roper Technologies, Inc.		3,837	654,439

			19,395,326

Insurance—2.9%
Aflac, Inc.		17,160	1,238,266
Alleghany Corp.	*	614	337,442
Allied World Assurance Co. Holdings AG (Switzerland)		5,025	176,578
Allstate Corp. (The)		15,733	1,100,523
Ambac Financial Group, Inc.	*	1,330	21,892
American Equity Investment Life Holding Co.		4,302	61,303
American Financial Group, Inc.		2,657	196,432
American International Group, Inc.		45,659	2,414,905
American National Insurance Co.		374	42,318
AMERISAFE, Inc.		1,050	64,281
AmTrust Financial Services, Inc.	†	3,945	96,652
Aon plc (United Kingdom)		10,417	1,137,849
Arch Capital Group Ltd. (Bermuda)	*	5,209	375,048
Argo Group International Holdings Ltd. (Bermuda)		1,195	62,000
Arthur J. Gallagher & Co.		6,304	300,070
Aspen Insurance Holdings Ltd. (Bermuda)		3,512	162,887
Assurant, Inc.		2,563	221,213
Assured Guaranty Ltd. (Bermuda)		7,538	191,239

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Axis Capital Holdings Ltd. (Bermuda)		4,847	$266,585
Baldwin & Lyons, Inc., Class B		945	23,304
Brown & Brown, Inc.		5,036	188,699
Chubb Ltd. (Switzerland)		18,309	2,393,169
Cincinnati Financial Corp.		6,036	452,036
CNA Financial Corp.		1,422	44,679
CNO Financial Group, Inc.		6,600	115,236
Crawford & Co., Class B		1,891	16,055
EMC Insurance Group, Inc.		511	14,165
Employers Holdings, Inc.		2,770	80,385
Endurance Specialty Holdings Ltd. (Bermuda)		2,581	173,340
Enstar Group Ltd. (Bermuda)	*	772	125,056
Erie Indemnity Co., Class A		1,023	101,625
Everest Re Group Ltd. (Bermuda)		2,016	368,263
FBL Financial Group, Inc., Class A		1,275	77,354
First American Financial Corp.		3,159	127,055
FNF Group		10,681	400,537
Genworth Financial, Inc., Class A	*	16,181	41,747
Hanover Insurance Group, Inc. (The)		2,346	198,519
Hartford Financial Services Group, Inc. (The)		16,799	745,540
Horace Mann Educators Corp.		2,000	67,580
Independence Holding Co.		1,056	18,976
Infinity Property & Casualty Corp.		810	65,335
Kemper Corp.		1,906	59,048
Lincoln National Corp.		10,899	422,554
Loews Corp.		11,788	484,369
Markel Corp.	*	549	523,076
Marsh & McLennan Cos., Inc.		21,030	1,439,714
MBIA, Inc.	*	5,212	35,598
Mercury General Corp.		1,109	58,954
MetLife, Inc.		38,013	1,514,058
Navigators Group, Inc. (The)		938	86,268
Old Republic International Corp.		10,195	196,662
Primerica, Inc.	†	1,747	99,998
Principal Financial Group, Inc.		10,891	447,729
ProAssurance Corp.		2,054	109,992
Progressive Corp. (The)		23,937	801,889
Prudential Financial, Inc.		18,098	1,291,111
Reinsurance Group of America, Inc.		2,454	238,013
RenaissanceRe Holdings Ltd. (Bermuda)		2,124	249,443
RLI Corp.	†	2,328	160,120
Safety Insurance Group, Inc.	†	850	52,343
Selective Insurance Group, Inc.		2,122	81,082
State Auto Financial Corp.		488	10,692
Stewart Information Services Corp.		1,239	51,307
Third Point Reinsurance Ltd. (Bermuda)	*	1,834	21,494
Torchmark Corp.		4,751	293,707
Travelers Cos., Inc. (The)		11,417	1,359,080
United Fire Group, Inc.		1,250	53,038

		Shares	Value
Unum Group		9,329	$296,569
Validus Holdings Ltd. (Bermuda)		3,553	172,640
W.R. Berkley Corp.		3,415	204,627
White Mountains Insurance Group Ltd.		247	207,974
XL Group plc (Ireland)		11,188	372,672

			25,701,959

Internet & Catalog Retail—1.9%
1-800-Flowers.com, Inc., Class A	*	793	7,153
Amazon.com, Inc.	*	15,650	11,199,453
Expedia, Inc.		4,463	474,417
FTD Cos., Inc.	*	501	12,505
Groupon, Inc.	*†	19,947	64,828
HSN, Inc.		1,886	92,282
Lands’ End, Inc.	*†	820	13,464
Liberty Interactive Corp. QVC Group, Series A	*	19,879	504,330
Liberty TripAdvisor Holdings, Inc., Series A	*	3,296	72,117
Liberty Ventures, Series A	*	6,242	231,391
Netflix, Inc.	*	16,784	1,535,400
Nutrisystem, Inc.		931	23,610
Overstock.com, Inc.	*	770	12,405
Priceline Group, Inc. (The)	*	2,047	2,555,495
Shutterfly, Inc.	*	1,965	91,589
TripAdvisor, Inc.	*	4,347	279,512
Wayfair, Inc., Class A	*†	1,230	47,970

			17,217,921

Internet Software & Services—3.8%
2U, Inc.	*†	1,540	45,291
Akamai Technologies, Inc.	*	7,479	418,300
Alphabet, Inc., Class A	*	11,783	8,289,694
Alphabet, Inc., Class C	*	11,908	8,241,527
Angie’s List, Inc.	*	1,166	7,591
Bazaarvoice, Inc.	*	5,255	21,072
Benefitfocus, Inc.	*	1,147	43,724
Blucora, Inc.	*	1,323	13,706
Box, Inc., Class A	*†	2,480	25,643
Brightcove, Inc.	*	3,636	31,997
ChannelAdvisor Corp.	*	1,716	24,865
Cimpress NV (Netherlands)	*†	1,843	170,441
comScore, Inc.	*	1,395	33,313
Cornerstone OnDemand, Inc.	*	1,310	49,859
CoStar Group, Inc.	*	1,152	251,896
Cvent, Inc.	*	1,237	44,186
Demandware, Inc.	*	1,341	100,441
EarthLink Holdings Corp.	†	5,814	37,210
eBay, Inc.	*	45,695	1,069,720
Endurance International Group Holdings, Inc.	*†	1,747	15,705
Envestnet, Inc.	*	860	28,647
Facebook, Inc., Class A	*	90,341	10,324,169
Five9, Inc.	*	3,118	37,104
Gogo, Inc.	*†	2,212	18,559
GrubHub, Inc.	*†	2,284	70,964
GTT Communications, Inc.	*	2,669	49,323
IAC/InterActiveCorp		2,481	139,680
j2 Global, Inc.		1,614	101,956
LinkedIn Corp., Class A	*	4,507	852,950
LivePerson, Inc.	*	3,333	21,131

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
LogMeIn, Inc.	*	724	$45,923
Marketo, Inc.	*	1,518	52,857
MeetMe, Inc.	*	9,312	49,633
Monster Worldwide, Inc.	*	4,681	11,188
NIC, Inc.	†	2,450	53,753
Pandora Media, Inc.	*†	7,896	98,305
Q2 Holdings, Inc.	*	1,718	48,138
Quotient Technology, Inc.	*†	3,311	44,400
Rackspace Hosting, Inc.	*	6,130	127,872
RealNetworks, Inc.	*	1,461	6,297
RetailMeNot, Inc.	*	5,316	40,986
Shutterstock, Inc.	*†	501	22,946
SPS Commerce, Inc.	*	377	22,846
Stamps.com, Inc.	*†	647	56,561
TrueCar, Inc.	*†	3,602	28,276
Twitter, Inc.	*†	21,954	371,242
VeriSign, Inc.	*†	3,931	339,874
Web.com Group, Inc.	*	2,467	44,850
WebMD Health Corp.	*†	2,106	122,380
XO Group, Inc.	*	2,304	40,159
Yahoo!, Inc.	*	37,137	1,394,866
Yelp, Inc.	*	2,689	81,638
Zillow Group, Inc., Class A	*†	821	30,090
Zillow Group, Inc., Class C	*†	5,298	192,211

			33,907,955

IT Services—3.7%
Accenture plc, Class A (Ireland)		24,915	2,822,620
Acxiom Corp.	*	3,451	75,887
Alliance Data Systems Corp.	*	2,365	463,351
Amdocs Ltd.		6,782	391,457
Automatic Data Processing, Inc.		18,580	1,706,945
Blackhawk Network Holdings, Inc.	*	1,698	56,866
Booz Allen Hamilton Holding Corp.		2,798	82,933
Broadridge Financial Solutions, Inc.		4,514	294,313
CACI International, Inc., Class A	*	1,198	108,311
Cardtronics, Inc.	*†	3,545	141,126
Cognizant Technology Solutions Corp., Class A	*	24,590	1,407,532
Computer Sciences Corp.		5,963	296,063
Convergys Corp.		5,933	148,325
CoreLogic, Inc.	*	3,159	121,558
CSG Systems International, Inc.		2,153	86,787
CSRA, Inc.		5,963	139,713
DST Systems, Inc.		1,853	215,745
EPAM Systems, Inc.	*†	1,370	88,105
Euronet Worldwide, Inc.	*	1,761	121,844
EVERTEC, Inc. (Puerto Rico)		1,742	27,071
ExlService Holdings, Inc.	*	691	36,215
Fidelity National Information Services, Inc.		11,932	879,150
First Data Corp., Class A	*	6,658	73,704
Fiserv, Inc.	*	8,776	954,214
FleetCor Technologies, Inc.	*	3,496	500,382

		Shares	Value
Forrester Research, Inc.		963	$35,496
Gartner, Inc.	*	3,107	302,653
Genpact Ltd.	*	6,727	180,553
Global Payments, Inc.		6,323	451,336
Hackett Group, Inc. (The)		1,140	15,812
International Business Machines Corp.		35,976	5,460,437
Jack Henry & Associates, Inc.		3,591	313,387
Leidos Holdings, Inc.		2,132	102,059
Lionbridge Technologies, Inc.	*	1,165	4,602
ManTech International Corp., Class A		1,217	46,027
MasterCard, Inc., Class A		39,725	3,498,184
MAXIMUS, Inc.		3,502	193,906
MoneyGram International, Inc.	*	468	3,206
NeuStar, Inc., Class A	*†	3,140	73,821
Paychex, Inc.		12,658	753,151
PayPal Holdings, Inc.	*	47,897	1,748,719
Perficient, Inc.	*	2,126	43,179
Sabre Corp.		5,166	138,397
Science Applications International Corp.		1,218	71,070
ServiceSource International, Inc.	*	7,526	30,330
Sykes Enterprises, Inc.	*	1,423	41,210
Syntel, Inc.	*	2,146	97,128
TeleTech Holdings, Inc.	†	2,738	74,282
Teradata Corp.	*	5,364	134,475
Total System Services, Inc.		6,935	368,318
Travelport Worldwide Ltd. (United Kingdom)		3,216	41,454
Unisys Corp.	*†	1,371	9,981
Vantiv, Inc., Class A	*	6,422	363,485
Virtusa Corp.	*	711	20,534
Visa, Inc., Class A		77,867	5,775,395
Western Union Co. (The)		23,068	442,444
WEX, Inc.	*	1,750	155,173
Xerox Corp.		40,261	382,077

			32,612,498

Leisure Products—0.2%
Arctic Cat, Inc.	†	689	11,713
Brunswick Corp.		3,797	172,080
Callaway Golf Co.		2,881	29,415
Hasbro, Inc.		4,899	411,467
JAKKS Pacific, Inc.	*†	765	6,051
Mattel, Inc.		13,029	407,677
Polaris Industries, Inc.	†	2,406	196,715
Smith & Wesson Holding Corp.	*†	1,367	37,155
Sturm Ruger & Co., Inc.	†	1,052	67,339
Vista Outdoor, Inc.	*	3,100	147,963

			1,487,575

Life Sciences Tools & Services—0.7%
Accelerate Diagnostics, Inc.	*†	1,363	19,613
Agilent Technologies, Inc.		13,260	588,213
Bio-Rad Laboratories, Inc., Class A	*	623	89,101
Bio-Techne Corp.		1,736	195,769
Bruker Corp.		4,987	113,404
Cambrex Corp.	*	1,258	65,076

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Charles River Laboratories International, Inc.	*	1,516	$124,979
Fluidigm Corp.	*†	1,443	13,030
Illumina, Inc.	*	5,665	795,253
Luminex Corp.	*†	1,070	21,646
Mettler-Toledo International, Inc.	*	1,030	375,868
NanoString Technologies, Inc.	*	2,986	37,624
NeoGenomics, Inc.	*	5,266	42,339
Pacific Biosciences of California, Inc.	*†	6,332	44,546
PAREXEL International Corp.	*	2,306	145,001
PerkinElmer, Inc.		5,266	276,044
QIAGEN NV (Netherlands)	*	8,728	190,358
Quintiles Transnational Holdings, Inc.	*	3,741	244,362
Thermo Fisher Scientific, Inc.		15,797	2,334,165
VWR Corp.	*	1,473	42,570
Waters Corp.	*	3,591	505,074

			6,264,035

Machinery—1.6%
Actuant Corp., Class A		2,022	45,717
AGCO Corp.		3,068	144,595
Albany International Corp., Class A		1,437	57,379
Allison Transmission Holdings, Inc.		5,233	147,728
American Railcar Industries, Inc.	†	1,200	47,364
Astec Industries, Inc.	†	821	46,099
Barnes Group, Inc.		2,018	66,836
Briggs & Stratton Corp.		1,822	38,590
Caterpillar, Inc.		22,477	1,703,981
Chart Industries, Inc.	*	1,070	25,819
CIRCOR International, Inc.		711	40,520
CLARCOR, Inc.		2,354	143,194
Colfax Corp.	*	3,666	97,002
Crane Co.		2,467	139,928
Cummins, Inc.		6,340	712,870
Deere & Co.		12,863	1,042,418
Donaldson Co., Inc.	†	5,274	181,215
Dover Corp.		6,400	443,648
EnPro Industries, Inc.		981	43,547
ESCO Technologies, Inc.		1,222	48,807
ExOne Co. (The)	*†	1,154	12,198
Federal Signal Corp.		2,159	27,808
Flowserve Corp.		5,994	270,749
Franklin Electric Co., Inc.		1,804	59,622
FreightCar America, Inc.		900	12,645
Graco, Inc.		2,883	227,728
Greenbrier Cos., Inc. (The)	†	661	19,255
Harsco Corp.		3,646	24,209
Hillenbrand, Inc.		1,576	47,343
Hurco Cos., Inc.		300	8,349
Hyster-Yale Materials Handling, Inc.		618	36,765
IDEX Corp.		3,304	271,258
Illinois Tool Works, Inc.		12,153	1,265,856
Ingersoll-Rand plc		10,607	675,454
ITT, Inc.		3,588	114,744

		Shares	Value
John Bean Technologies Corp.		1,164	$71,260
Joy Global, Inc.	†	4,237	89,570
Kadant, Inc.		721	37,139
Kennametal, Inc.		3,196	70,664
Lincoln Electric Holdings, Inc.		2,897	171,155
Lindsay Corp.	†	808	54,831
Manitowoc Co., Inc. (The)	†	5,044	27,490
Manitowoc Foodservice, Inc.	*	5,044	88,875
Meritor, Inc.	*	2,791	20,095
Middleby Corp. (The)	*	2,531	291,698
Mueller Industries, Inc.		3,184	101,506
Mueller Water Products, Inc., Class A		3,000	34,260
Navistar International Corp.	*†	2,436	28,477
Nordson Corp.		2,072	173,240
Oshkosh Corp.	†	2,868	136,832
PACCAR, Inc.		13,902	721,097
Parker-Hannifin Corp.		5,733	619,451
Pentair plc (United Kingdom)		7,818	455,711
Proto Labs, Inc.	*†	538	30,967
RBC Bearings, Inc.	*†	737	53,432
Rexnord Corp.	*	2,858	56,103
Snap-on, Inc.		2,419	381,767
SPX Corp.	*	2,157	32,031
SPX FLOW, Inc.	*	2,157	56,233
Standex International Corp.		724	59,824
Stanley Black & Decker, Inc.		6,058	673,771
Tennant Co.		1,280	68,954
Terex Corp.		4,124	83,758
Timken Co. (The)		3,702	113,503
Titan International, Inc.	†	1,356	8,407
Toro Co. (The)		2,040	179,928
TriMas Corp.	*	3,917	70,506
Trinity Industries, Inc.		6,102	113,314
Wabash National Corp.	*	6,441	81,801
WABCO Holdings, Inc.	*	2,354	215,556
Wabtec Corp.		3,474	243,979
Watts Water Technologies, Inc., Class A		1,225	71,368
Woodward, Inc.		2,448	141,103
Xylem, Inc.		7,149	319,203

			14,540,099

Marine—0.0%
Kirby Corp.	*	2,358	147,116
Matson, Inc.		1,466	47,337

			194,453

Media—3.0%
AMC Networks, Inc., Class A	*	2,261	136,610
Cable One, Inc.		183	93,588
Carmike Cinemas, Inc.	*	1,250	37,650
CBS Corp. (Non-Voting Shares), Class B		17,853	971,917
Charter Communications, Inc., Class A	*	8,267	1,890,167
Cinemark Holdings, Inc.		4,469	162,940
Clear Channel Outdoor Holdings, Inc., Class A		2,500	15,550
Comcast Corp., Class A		99,141	6,463,002
Discovery Communications, Inc., Class A	*	7,696	194,170

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Discovery Communications, Inc., Class C	*	9,058	$216,033
DISH Network Corp., Class A	*	9,231	483,704
DreamWorks Animation SKG, Inc., Class A	*	3,056	124,899
Entercom Communications Corp., Class A		2,183	29,623
Entravision Communications Corp., Class A		2,852	19,165
Eros International plc	*†	805	13,097
EW Scripps Co. (The), Class A	*†	3,222	51,037
Gannett Co., Inc.		4,308	59,494
Global Eagle Entertainment, Inc.	*†	3,427	22,755
IMAX Corp. (Canada)	*†	1,872	55,187
Interpublic Group of Cos., Inc. (The)		17,203	397,389
John Wiley & Sons, Inc., Class A		2,491	129,980
Liberty Braves Group, Class A	*†	423	6,362
Liberty Braves Group, Class C	*†	1,246	18,266
Liberty Broadband Corp., Class A	*	889	52,807
Liberty Broadband Corp., Class C	*†	3,071	184,260
Liberty Media Group, Class A	*†	1,059	20,269
Liberty Media Group, Class C	*†	1,778	33,729
Liberty SiriusXM Group, Class A	*	4,239	132,935
Liberty SiriusXM Group, Class C	*	7,112	219,547
Lions Gate Entertainment Corp.	†	5,038	101,919
Live Nation Entertainment, Inc.	*	5,485	128,898
Madison Square Garden Co. (The), Class A	*	753	129,900
MDC Partners, Inc., Class A	†	1,459	26,685
Media General, Inc.	*	2,225	38,248
Meredith Corp.		2,083	108,129
MSG Networks, Inc., Class A	*	2,261	34,684
National CineMedia, Inc.		2,226	34,459
New Media Investment Group, Inc.		1,586	28,659
New York Times Co. (The), Class A		5,682	68,752
News Corp., Class A		17,563	199,340
News Corp., Class B		2,794	32,606
Nexstar Broadcasting Group, Inc., Class A	†	902	42,917
Omnicom Group, Inc.		9,924	808,707
Radio Unica Communications Corp.	*‡d	1,900	—
Regal Entertainment Group, Class A	†	2,743	60,456

		Shares	Value
Scholastic Corp.	†	1,845	$73,080
Scripps Networks Interactive, Inc., Class A		3,612	224,919
Sinclair Broadcast Group, Inc., Class A		2,049	61,183
Sirius XM Holdings, Inc.	*†	86,942	343,421
Starz, Class A	*	4,301	128,686
TEGNA, Inc.		8,617	199,656
Thomson Reuters Corp.		13,044	527,238
Time Warner, Inc.		32,695	2,404,390
Time, Inc.		4,387	72,210
Tribune Media Co., Class A		2,756	107,980
Twenty-First Century Fox, Inc., Class A		44,275	1,197,639
Twenty-First Century Fox, Inc., Class B		18,173	495,214
Viacom, Inc., Class B		13,540	561,504
Walt Disney Co. (The)		66,700	6,524,594
World Wrestling Entertainment, Inc., Class A	†	1,030	18,962

			27,021,167

Metals & Mining—0.5%
AK Steel Holding Corp.	*†	5,009	23,342
Alcoa, Inc.		49,609	459,875
Allegheny Technologies, Inc.	†	3,760	47,940
Carpenter Technology Corp.		1,882	61,974
Century Aluminum Co.	*†	865	5,475
Cliffs Natural Resources, Inc.	*†	4,448	25,220
Coeur Mining, Inc.	*	12,010	128,027
Commercial Metals Co.		4,080	68,952
Compass Minerals International, Inc.	†	1,915	142,074
Ferroglobe plc (United Kingdom)		2,174	18,718
Freeport-McMoRan, Inc.	†	47,555	529,763
Gold Resource Corp.	†	13,403	48,117
Hecla Mining Co.	†	20,609	105,106
Kaiser Aluminum Corp.		1,244	112,470
Materion Corp.		1,122	27,781
Newmont Mining Corp.		19,940	780,053
Nucor Corp.		12,379	611,646
Reliance Steel & Aluminum Co.		2,966	228,085
Royal Gold, Inc.		2,286	164,638
Ryerson Holding Corp.	*	2,725	47,687
Schnitzer Steel Industries, Inc., Class A		693	12,197
Southern Copper Corp. (Peru)	†	4,159	112,210
Steel Dynamics, Inc.		8,080	197,960
Stillwater Mining Co.	*†	3,727	44,202
SunCoke Energy, Inc.		1,473	8,573
Tahoe Resources, Inc.		6,634	99,311
TimkenSteel Corp.	†	1,851	17,807
United States Steel Corp.	†	5,607	94,534
Worthington Industries, Inc.		3,575	151,223

			4,374,960

Multiline Retail—0.5%
Big Lots, Inc.		1,874	93,906
Dillard’s, Inc., Class A	†	872	52,843
Dollar General Corp.		11,287	1,060,978

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Dollar Tree, Inc.	*	9,285	$875,019
Fred’s, Inc., Class A		1,781	28,692
J.C. Penney Co., Inc.	*†	12,541	111,364
Kohl’s Corp.		7,696	291,832
Macy’s, Inc.		13,140	441,635
Nordstrom, Inc.	†	4,576	174,117
Sears Holdings Corp.	*†	2,729	37,142
Target Corp.		23,793	1,661,227
Tuesday Morning Corp.	*	1,816	12,748

			4,841,503

Multi-Utilities—1.1%
Ameren Corp.		9,861	528,352
Avista Corp.		1,759	78,803
Black Hills Corp.	†	2,041	128,665
CenterPoint Energy, Inc.		16,026	384,624
CMS Energy Corp.		11,539	529,178
Consolidated Edison, Inc.		11,897	956,995
Dominion Resources, Inc.		24,031	1,872,736
DTE Energy Co.		7,157	709,402
MDU Resources Group, Inc.		7,657	183,768
NiSource, Inc.		11,700	310,284
NorthWestern Corp.		1,449	91,388
Public Service Enterprise Group, Inc.		20,287	945,577
SCANA Corp.		5,296	400,695
Sempra Energy		10,053	1,146,243
TECO Energy, Inc.		10,912	301,608
Unitil Corp.		1,898	80,988
Vectren Corp.		3,706	195,195
WEC Energy Group, Inc.		12,633	824,935

			9,669,436

Oil, Gas & Consumable Fuels—5.7%
Abraxas Petroleum Corp.	*	7,391	8,352
Adams Resources & Energy, Inc.		1,006	38,731
Alon USA Energy, Inc.	†	1,438	9,318
Anadarko Petroleum Corp.		19,986	1,064,255
Antero Resources Corp.	*	4,953	128,679
Apache Corp.		15,202	846,295
Bill Barrett Corp.	*†	4,290	27,413
Cabot Oil & Gas Corp.		19,316	497,194
California Resources Corp.	†	1,496	18,246
Callon Petroleum Co.	*	8,358	93,860
Carrizo Oil & Gas, Inc.	*†	1,800	64,530
Cheniere Energy, Inc.	*	8,974	336,974
Chesapeake Energy Corp.	*†	20,459	87,565
Chevron Corp.		75,499	7,914,560
Cimarex Energy Co.		3,609	430,626
Clayton Williams Energy, Inc.	*†	550	15,103
Clean Energy Fuels Corp.	*†	6,729	23,350
Cobalt International Energy, Inc.	*†	13,233	17,732
Columbia Pipeline Group, Inc.		16,574	422,471
Concho Resources, Inc.	*	5,495	655,389
ConocoPhillips		49,252	2,147,387
CONSOL Energy, Inc.	†	8,802	141,624
Contango Oil & Gas Co.	*	400	4,896
Continental Resources, Inc.	*†	4,100	185,607
Delek US Holdings, Inc.		2,148	28,375

		Shares	Value
Denbury Resources, Inc.	†	16,015	$57,494
Devon Energy Corp.		19,934	722,608
Diamondback Energy, Inc.	*	3,530	321,971
Earthstone Energy, Inc.	*	4,212	45,405
Eclipse Resources Corp.	*†	10,658	35,598
Energen Corp.		4,157	200,409
EOG Resources, Inc.		22,478	1,875,115
EQT Corp.		7,155	554,012
Erin Energy Corp.	*†	10,398	25,059
Evolution Petroleum Corp.		7,998	43,749
EXCO Resources, Inc.	*†	44,447	57,781
Exxon Mobil Corp.		167,427	15,694,607
GasLog Ltd. (Monaco)	†	1,355	17,588
Golar LNG Ltd. (Bermuda)	†	2,827	43,819
Green Plains, Inc.		1,442	28,436
Gulfport Energy Corp.	*	3,976	124,290
Hess Corp.		10,596	636,820
HollyFrontier Corp.		7,651	181,864
Isramco, Inc.	*	559	45,978
Kinder Morgan, Inc.		74,237	1,389,717
Kosmos Energy Ltd.	*	4,050	22,072
Laredo Petroleum, Inc.	*†	4,696	49,214
Marathon Oil Corp.		31,242	468,942
Marathon Petroleum Corp.		21,424	813,255
Matador Resources Co.	*†	3,520	69,696
Memorial Resource Development Corp.	*	3,125	49,625
Murphy Oil Corp.	†	7,752	246,126
Newfield Exploration Co.	*	6,952	307,139
Noble Energy, Inc.		16,513	592,321
Nordic American Tankers Ltd. (Norway)	†	1,750	24,307
Northern Oil and Gas, Inc.	*†	6,464	29,864
Oasis Petroleum, Inc.	*	5,799	54,163
Occidental Petroleum Corp.		30,779	2,325,661
ONEOK, Inc.	†	7,816	370,869
Panhandle Oil and Gas, Inc., Class A		2,234	37,241
Parsley Energy, Inc., Class A	*	5,797	156,867
PBF Energy, Inc., Class A		3,454	82,136
PDC Energy, Inc.	*	1,250	72,013
Phillips 66		19,380	1,537,609
Pioneer Natural Resources Co.		6,560	991,938
QEP Resources, Inc.		7,412	130,674
Range Resources Corp.		6,231	268,805
Rice Energy, Inc.	*	4,052	89,306
Ring Energy, Inc.	*	4,671	41,198
RSP Permian, Inc.	*	2,803	97,797
Sanchez Energy Corp.	*†	5,494	38,788
Scorpio Tankers, Inc. (Monaco)		12,382	52,004
SemGroup Corp., Class A		2,433	79,218
Ship Finance International Ltd. (Norway)	†	3,352	49,408
SM Energy Co.	†	2,262	61,074
Southwestern Energy Co.	*	14,266	179,466
Spectra Energy Corp.		27,625	1,011,904
Synergy Resources Corp.	*	6,874	45,781
Targa Resources Corp.		6,921	291,651
Teekay Corp. (Bermuda)		1,691	12,057
Tesoro Corp.		5,519	413,483
Valero Energy Corp.		19,769	1,008,219
Western Refining, Inc.	†	2,500	51,575

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Westmoreland Coal Co.	*†	1,163	$11,072
Whiting Petroleum Corp.	*	7,154	66,246
Williams Cos., Inc. (The)		29,929	647,364
World Fuel Services Corp.		2,641	125,421
WPX Energy, Inc.	*	12,696	118,200

			50,502,621

Paper & Forest Products—0.1%
Boise Cascade Co.	*	1,240	28,458
Clearwater Paper Corp.	*†	924	60,402
Deltic Timber Corp.	†	724	48,602
Domtar Corp.		2,776	97,188
KapStone Paper and Packaging Corp.		5,716	74,365
Louisiana-Pacific Corp.	*	4,396	76,271
Neenah Paper, Inc.		652	47,185
P.H. Glatfelter Co.		1,740	34,034
Schweitzer-Mauduit International, Inc.		1,448	51,086

			517,591

Personal Products—0.2%
Avon Products, Inc.		14,351	54,247
Coty, Inc., Class A	†	2,860	74,331
Edgewell Personal Care Co.	*	2,126	179,456
Elizabeth Arden, Inc.	*	1,017	13,994
Estee Lauder Cos., Inc. (The), Class A		8,528	776,219
Herbalife Ltd.	*	3,289	192,505
Medifast, Inc.		734	24,420
Natural Health Trends Corp.	†	1,040	29,318
Nu Skin Enterprises, Inc., Class A	†	2,249	103,881
USANA Health Sciences, Inc.	*	593	66,078

			1,514,449

Pharmaceuticals—5.4%
AbbVie, Inc.		66,699	4,129,335
AcelRx Pharmaceuticals, Inc.	*†	16,261	43,742
Aerie Pharmaceuticals, Inc.	*†	2,445	43,032
Agile Therapeutics, Inc.	*	6,429	48,925
Akorn, Inc.	*	2,604	74,175
Allergan plc	*	15,764	3,642,903
Ampio Pharmaceuticals, Inc.	*†	12,895	16,635
ANI Pharmaceuticals, Inc.	*†	726	40,525
Aratana Therapeutics, Inc.	*†	3,394	21,450
Bio-Path Holdings, Inc.	*†	20,668	41,129
Bristol-Myers Squibb Co.		66,695	4,905,417
Catalent, Inc.	*	2,241	51,521
Cempra, Inc.	*†	1,297	21,388
Depomed, Inc.	*†	3,130	61,411
Eli Lilly & Co.		39,123	3,080,936
Endo International plc (Ireland)	*	10,002	155,931
Flex Pharma, Inc.	*†	4,032	41,167
Horizon Pharma plc	*	2,635	43,398
Impax Laboratories, Inc.	*	3,833	110,467
Innoviva, Inc.	†	3,224	33,949
Intra-Cellular Therapies, Inc.	*	1,438	55,823
Johnson & Johnson		111,112	13,477,886
Lannett Co., Inc.	*†	723	17,200
Lipocine, Inc.	*†	5,905	17,951

		Shares	Value
Mallinckrodt plc	*	4,584	$278,616
Medicines Co. (The)	*†	2,018	67,865
Merck & Co., Inc.		112,742	6,495,067
Mylan NV	*	16,275	703,731
Nektar Therapeutics	*†	7,926	112,787
Omeros Corp.	*†	2,562	26,952
Pacira Pharmaceuticals, Inc.	*†	2,084	70,293
Perrigo Co. plc (Ireland)		5,647	512,013
Pfizer, Inc.		245,209	8,633,809
Prestige Brands Holdings, Inc.	*	1,723	95,454
Relypsa, Inc.	*†	1,369	25,326
Revance Therapeutics, Inc.	*†	1,376	18,714
SciClone Pharmaceuticals, Inc.	*	1,700	22,202
Teligent, Inc.	*†	7,413	52,929
Tetraphase Pharmaceuticals, Inc.	*†	1,989	8,553
TherapeuticsMD, Inc.	*†	8,137	69,164
Theravance Biopharma, Inc. (Cayman Islands)	*†	921	20,897
XenoPort, Inc.	*	1,939	13,651
Zoetis, Inc.		19,148	908,764

			48,313,083

Professional Services—0.4%
Acacia Research Corp.		2,593	11,409
Advisory Board Co. (The)	*	1,900	67,241
Barrett Business Services, Inc.		1,310	54,129
CEB, Inc.		1,507	92,952
CRA International, Inc.	*	986	24,867
Dun & Bradstreet Corp. (The)		1,546	188,365
Equifax, Inc.		4,628	594,235
Exponent, Inc.		597	34,871
FTI Consulting, Inc.	*	1,735	70,580
Heidrick & Struggles International, Inc.		865	14,601
Huron Consulting Group, Inc.	*†	988	59,695
IHS, Inc., Class A	*	2,723	314,806
Insperity, Inc.		1,143	88,274
Kelly Services, Inc., Class A		1,173	22,252
Kforce, Inc.		297	5,016
Korn/Ferry International		1,624	33,617
ManpowerGroup, Inc.		3,593	231,174
Navigant Consulting, Inc.	*	2,313	37,355
Nielsen Holdings plc		13,962	725,605
On Assignment, Inc.	*	1,243	45,929
Resources Connection, Inc.		2,060	30,447
Robert Half International, Inc.		5,264	200,874
RPX Corp.	*	1,894	17,368
TriNet Group, Inc.	*	1,517	31,538
TrueBlue, Inc.	*	2,485	47,016
Verisk Analytics, Inc.	*	6,509	527,750
WageWorks, Inc.	*	834	49,881

			3,621,847

Real Estate Investment Trusts (REITs)—4.5%
Acadia Realty Trust REIT		1,966	69,832
Agree Realty Corp. REIT		814	39,267
Alexander’s, Inc. REIT		78	31,920
Alexandria Real Estate Equities, Inc. REIT		2,699	279,400

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Altisource Residential Corp. REIT (Virgin Islands, U.S.)	†	1,595	$14,658
American Assets Trust, Inc. REIT		791	33,570
American Campus Communities, Inc. REIT		5,228	276,404
American Capital Agency Corp. REIT		12,350	244,777
American Capital Mortgage Investment Corp. REIT		1,863	29,417
American Homes 4 Rent, Class A REIT		6,416	131,400
American Tower Corp. REIT		16,999	1,931,256
Annaly Capital Management, Inc. REIT		40,388	447,095
Anworth Mortgage Asset Corp. REIT	†	12,920	60,724
Apartment Investment & Management Co., Class A REIT		5,659	249,901
Apollo Commercial Real Estate Finance, Inc. REIT	†	1,594	25,616
Apollo Residential Mortgage, Inc. REIT		5,132	68,769
Apple Hospitality REIT, Inc. REIT	†	5,769	108,515
Ares Commercial Real Estate Corp. REIT		2,901	35,653
Armada Hoffler Properties, Inc. REIT		2,694	37,016
ARMOUR Residential REIT, Inc. REIT	†	1,948	38,960
Ashford Hospitality Prime, Inc. REIT		1,011	14,295
Ashford Hospitality Trust, Inc. REIT		4,200	22,554
AvalonBay Communities, Inc. REIT		5,348	964,726
Bluerock Residential Growth REIT, Inc. REIT		3,640	47,320
Boston Properties, Inc. REIT		5,931	782,299
Brandywine Realty Trust REIT		6,105	102,564
Brixmor Property Group, Inc. REIT		6,070	160,612
Camden Property Trust REIT		4,149	366,855
Capstead Mortgage Corp. REIT	†	2,400	23,280
Care Capital Properties, Inc. REIT		3,119	81,749
CareTrust REIT, Inc. REIT		2,939	40,499
CatchMark Timber Trust, Inc., Class A REIT		3,104	37,931
CBL & Associates Properties, Inc. REIT		7,509	69,909
Cedar Realty Trust, Inc. REIT		10,942	81,299
Chatham Lodging Trust REIT		3,723	81,831
Chesapeake Lodging Trust REIT		1,373	31,922
Chimera Investment Corp. REIT		10,387	163,076
City Office REIT, Inc. REIT (Canada)	†	3,576	46,416

		Shares	Value
Colony Capital, Inc., Class A REIT	†	6,320	$97,012
Colony Starwood Homes REIT	†	1,667	50,710
Columbia Property Trust, Inc. REIT		4,869	104,197
Communications Sales & Leasing, Inc. REIT		4,200	121,380
CorEnergy Infrastructure Trust, Inc. REIT		1,585	45,727
CoreSite Realty Corp. REIT		523	46,385
Corporate Office Properties Trust REIT		3,067	90,691
Corrections Corp. of America REIT	†	5,829	204,132
Cousins Properties, Inc. REIT		5,850	60,840
Crown Castle International Corp. REIT		13,616	1,381,071
CubeSmart REIT		8,821	272,392
CyrusOne, Inc. REIT		2,327	129,521
CYS Investments, Inc. REIT		8,017	67,102
DCT Industrial Trust, Inc. REIT		2,947	141,574
DDR Corp. REIT		10,035	182,035
DiamondRock Hospitality Co. REIT		7,285	65,783
Digital Realty Trust, Inc. REIT		6,213	677,155
Douglas Emmett, Inc. REIT		5,136	182,431
Duke Realty Corp. REIT		14,966	398,994
DuPont Fabros Technology, Inc. REIT		2,411	114,619
EastGroup Properties, Inc. REIT	†	1,538	105,999
Education Realty Trust, Inc. REIT		3,401	156,922
Empire State Realty Trust, Inc., Class A REIT		3,026	57,464
EPR Properties REIT		2,733	220,498
Equinix, Inc. REIT		2,693	1,044,157
Equity Commonwealth REIT	*	3,755	109,383
Equity LifeStyle Properties, Inc. REIT		3,131	250,636
Equity One, Inc. REIT		2,619	84,279
Equity Residential REIT		14,835	1,021,835
Essex Property Trust, Inc. REIT		2,581	588,700
Extra Space Storage, Inc. REIT		5,218	482,874
Farmland Partners, Inc. REIT		3,949	44,703
Federal Realty Investment Trust REIT		2,620	433,741
FelCor Lodging Trust, Inc. REIT		11,241	70,031
First Industrial Realty Trust, Inc. REIT		6,729	187,201
First Potomac Realty Trust REIT		1,628	14,978
Forest City Realty Trust, Inc., Class A REIT		9,240	206,144
Four Corners Property Trust, Inc. REIT		2,048	42,168
Franklin Street Properties Corp. REIT		2,200	26,994

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Gaming and Leisure Properties, Inc. REIT		5,418	$186,813
General Growth Properties, Inc. REIT		23,100	688,842
GEO Group, Inc. (The) REIT		2,829	96,695
Getty Realty Corp. REIT		1,756	37,666
Gladstone Commercial Corp. REIT		1,994	33,679
Government Properties Income Trust REIT	†	3,576	82,463
Gramercy Property Trust REIT		15,294	141,011
Hatteras Financial Corp. REIT		3,559	58,368
HCP, Inc. REIT		19,163	677,987
Healthcare Realty Trust, Inc. REIT		3,032	106,090
Healthcare Trust of America, Inc., Class A REIT		4,623	149,508
Hersha Hospitality Trust REIT		1,757	30,132
Highwoods Properties, Inc. REIT		3,408	179,942
Hospitality Properties Trust REIT		5,604	161,395
Host Hotels & Resorts, Inc. REIT		29,698	481,405
Hudson Pacific Properties, Inc. REIT		2,051	59,848
Independence Realty Trust, Inc. REIT		2,211	18,086
Invesco Mortgage Capital, Inc. REIT		5,009	68,573
Investors Real Estate Trust REIT	†	2,989	19,339
Iron Mountain, Inc. REIT		9,617	383,045
iStar, Inc. REIT	*†	7,235	69,384
Kilroy Realty Corp. REIT		3,732	247,394
Kimco Realty Corp. REIT		16,058	503,900
Kite Realty Group Trust REIT		1,879	52,668
Ladder Capital Corp. REIT		1,894	23,107
Lamar Advertising Co., Class A REIT		3,479	230,658
LaSalle Hotel Properties REIT		6,253	147,446
Lexington Realty Trust REIT		9,308	94,104
Liberty Property Trust REIT		5,315	211,112
LTC Properties, Inc. REIT		2,385	123,376
Macerich Co. (The) REIT		6,030	514,902
Mack-Cali Realty Corp. REIT		2,488	67,176
Medical Properties Trust, Inc. REIT		9,571	145,575
MFA Financial, Inc. REIT		14,467	105,175
Mid-America Apartment Communities, Inc. REIT		2,884	306,858
Monmouth Real Estate Investment Corp. REIT		3,275	43,426
Monogram Residential Trust, Inc. REIT	†	4,894	49,968
National Health Investors, Inc. REIT		979	73,513

		Shares	Value
National Retail Properties, Inc. REIT		4,836	$250,118
National Storage Affiliates Trust REIT		3,630	75,577
New Residential Investment Corp. REIT		7,637	105,696
New Senior Investment Group, Inc. REIT		4,303	45,956
New York Mortgage Trust, Inc. REIT	†	8,120	49,532
New York REIT, Inc. REIT		3,795	35,104
NexPoint Residential Trust, Inc. REIT		3,176	57,803
NorthStar Realty Europe Corp. REIT		1,961	18,139
NorthStar Realty Finance Corp. REIT		5,885	67,266
Omega Healthcare Investors, Inc. REIT	†	8,644	293,464
Outfront Media, Inc. REIT		5,065	122,421
Paramount Group, Inc. REIT		4,781	76,209
Parkway Properties, Inc. REIT		5,570	93,186
Pebblebrook Hotel Trust REIT		4,175	109,594
Pennsylvania Real Estate Investment Trust REIT		1,510	32,389
PennyMac Mortgage Investment Trust REIT		5,770	93,647
Physicians Realty Trust REIT		5,898	123,917
Piedmont Office Realty Trust, Inc., Class A REIT		5,563	119,827
Post Properties, Inc. REIT		2,078	126,862
Potlatch Corp. REIT		1,618	55,174
Preferred Apartment Communities, Inc., Class A REIT		4,568	67,241
Prologis, Inc. REIT		20,929	1,026,358
PS Business Parks, Inc. REIT		599	63,542
Public Storage REIT		5,836	1,491,623
QTS Realty Trust, Inc., Class A REIT		1,447	81,003
RAIT Financial Trust REIT		7,882	24,671
Ramco-Gershenson Properties Trust REIT		1,275	25,003
Rayonier, Inc. REIT		5,004	131,305
Realty Income Corp. REIT		10,080	699,149
Redwood Trust, Inc. REIT	†	2,801	38,682
Regency Centers Corp. REIT		3,446	288,534
Resource Capital Corp. REIT	†	1,851	23,804
Retail Opportunity Investments Corp. REIT		7,505	162,633
Retail Properties of America, Inc., Class A REIT		8,943	151,137
Rexford Industrial Realty, Inc. REIT		2,874	60,613
RLJ Lodging Trust REIT		4,345	93,200
Rouse Properties, Inc. REIT		579	10,567
Ryman Hospitality Properties, Inc. REIT	†	2,005	101,553
Sabra Health Care REIT, Inc. REIT		1,749	36,091
Saul Centers, Inc. REIT		987	60,908
Select Income REIT		1,356	35,242
Senior Housing Properties Trust REIT		7,433	154,829

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Silver Bay Realty Trust Corp. REIT		489	$8,328
Simon Property Group, Inc. REIT		12,353	2,679,366
SL Green Realty Corp. REIT		3,603	383,611
Sovran Self Storage, Inc. REIT		1,984	208,161
Spirit Realty Capital, Inc. REIT		20,752	265,003
STAG Industrial, Inc. REIT		1,440	34,286
Starwood Property Trust, Inc. REIT		8,338	172,763
STORE Capital Corp. REIT		2,844	83,756
Summit Hotel Properties, Inc. REIT	†	3,330	44,089
Sun Communities, Inc. REIT		1,743	133,583
Sunstone Hotel Investors, Inc. REIT		8,240	99,457
Tanger Factory Outlet Centers, Inc. REIT		3,251	130,625
Taubman Centers, Inc. REIT		2,083	154,559
Terreno Realty Corp. REIT		4,464	115,484
Tier REIT, Inc. REIT	†	2,933	44,963
Two Harbors Investment Corp. REIT		12,786	109,448
UDR, Inc. REIT		9,840	363,293
UMH Properties, Inc. REIT		4,155	46,744
Universal Health Realty Income Trust REIT		1,333	76,221
Urban Edge Properties REIT		3,631	108,422
Ventas, Inc. REIT		12,963	943,966
VEREIT, Inc. REIT		36,108	366,135
Vornado Realty Trust REIT		7,561	757,007
Washington Real Estate Investment Trust REIT		2,898	91,171
Weingarten Realty Investors REIT		4,755	194,099
Welltower, Inc. REIT		13,736	1,046,271
Western Asset Mortgage Capital Corp. REIT	†	2,019	18,958
Weyerhaeuser Co. REIT		31,744	945,019
Whitestone REIT		2,786	42,013
WP Carey, Inc. REIT		3,881	269,419
WP GLIMCHER, Inc. REIT		7,678	85,917
Xenia Hotels & Resorts, Inc. REIT		3,347	56,163

			40,384,243

Real Estate Management & Development—0.1%
Alexander & Baldwin, Inc.		1,466	52,981
Altisource Portfolio Solutions SA (Luxembourg)	*†	359	9,995
CBRE Group, Inc., Class A	*	10,844	287,149
Forestar Group, Inc.	*	1,502	17,859
HFF, Inc., Class A		949	27,407
Howard Hughes Corp. (The)	*	1,716	196,173
Jones Lang LaSalle, Inc.		1,597	155,628
Kennedy-Wilson Holdings, Inc.		2,891	54,813
Realogy Holdings Corp.	*	5,690	165,124
RMR Group, Inc. (The), Class A		236	7,309

		Shares	Value
St. Joe Co. (The)	*†	3,582	$63,473
Tejon Ranch Co.	*	858	20,283

			1,058,194

Road & Rail—0.8%
AMERCO		434	162,555
ArcBest Corp.		903	14,674
Avis Budget Group, Inc.	*	4,424	142,586
CSX Corp.		39,531	1,030,968
Genesee & Wyoming, Inc., Class A	*	2,019	119,020
Heartland Express, Inc.	†	4,220	73,386
Hertz Global Holdings, Inc.	*	16,933	187,448
J.B. Hunt Transport Services, Inc.		3,333	269,740
Kansas City Southern		4,402	396,576
Knight Transportation, Inc.		3,879	103,104
Landstar System, Inc.	†	2,256	154,897
Norfolk Southern Corp.		11,947	1,017,048
Old Dominion Freight Line, Inc.	*	3,421	206,321
Ryder System, Inc.		2,010	122,891
Saia, Inc.	*	2,493	62,674
Swift Transportation Co.	*†	5,786	89,162
Union Pacific Corp.		34,437	3,004,628
Werner Enterprises, Inc.		2,915	66,958
YRC Worldwide, Inc.	*	1,193	10,498

			7,235,134

Semiconductors & Semiconductor Equipment—2.7%
Advanced Energy Industries, Inc.	*	1,428	54,207
Advanced Micro Devices, Inc.	*†	21,447	110,238
Alpha & Omega Semiconductor Ltd.	*	673	9,375
Ambarella, Inc.	*†	1,314	66,764
Amkor Technology, Inc.	*	7,211	41,463
Analog Devices, Inc.		11,925	675,432
Applied Materials, Inc.		46,370	1,111,489
Applied Micro Circuits Corp.	*	3,186	20,454
Axcelis Technologies, Inc.	*	4,095	11,016
Broadcom Ltd. (Singapore)		15,095	2,345,763
Brooks Automation, Inc.		3,103	34,816
Cabot Microelectronics Corp.		1,049	44,415
Cavium, Inc.	*†	1,864	71,950
CEVA, Inc.	*	692	18,802
Cirrus Logic, Inc.	*	2,946	114,275
Cohu, Inc.		859	9,320
Cree, Inc.	*	5,646	137,988
Cypress Semiconductor Corp.	†	11,567	122,032
Diodes, Inc.	*	2,400	45,096
DSP Group, Inc.	*	1,194	12,668
Entegris, Inc.	*	5,738	83,029
Exar Corp.	*	1,758	14,152
Fairchild Semiconductor International, Inc.	*	4,903	97,325
First Solar, Inc.	*	2,540	123,139
FormFactor, Inc.	*	1,417	12,739
Inphi Corp.	*	1,850	59,255
Integrated Device Technology, Inc.	*	6,008	120,941
Intel Corp.		189,938	6,229,966
Intersil Corp., Class A		5,757	77,950
IXYS Corp.		1,329	13,622

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
KLA-Tencor Corp.		6,325	$463,306
Kopin Corp.	*	2,431	5,397
Lam Research Corp.	†	6,125	514,867
Lattice Semiconductor Corp.	*	4,395	23,513
Linear Technology Corp.		8,735	406,440
Marvell Technology Group Ltd. (Bermuda)		18,500	176,305
Maxim Integrated Products, Inc.		10,774	384,524
MaxLinear, Inc., Class A	*	2,714	48,798
Microchip Technology, Inc.	†	7,971	404,608
Micron Technology, Inc.	*	43,505	598,629
Microsemi Corp.	*	3,789	123,825
MKS Instruments, Inc.		2,455	105,712
Monolithic Power Systems, Inc.		1,256	85,810
NVE Corp.		348	20,410
NVIDIA Corp.		21,119	992,804
ON Semiconductor Corp.	*	23,913	210,913
PDF Solutions, Inc.	*	974	13,626
Photronics, Inc.	*	1,388	12,367
Power Integrations, Inc.		1,952	97,737
Qorvo, Inc.	*	5,644	311,887
QUALCOMM, Inc.		60,438	3,237,664
Rambus, Inc.	*†	4,071	49,178
Rudolph Technologies, Inc.	*	1,247	19,366
Semtech Corp.	*†	2,970	70,864
Silicon Laboratories, Inc.	*	2,124	103,524
Skyworks Solutions, Inc.		7,339	464,412
SunPower Corp.	*†	1,759	27,247
Synaptics, Inc.	*	1,586	85,247
Teradyne, Inc.		7,938	156,299
Tessera Technologies, Inc.		1,560	47,798
Texas Instruments, Inc.		41,415	2,594,650
Ultra Clean Holdings, Inc.	*	4,664	26,538
Ultratech, Inc.	*	971	22,304
Veeco Instruments, Inc.	*	1,294	21,429
Xcerra Corp.	*	1,358	7,808
Xilinx, Inc.		9,816	452,812

			24,278,299

Software—4.1%
ACI Worldwide, Inc.	*	4,959	96,750
Activision Blizzard, Inc.		20,945	830,050
Adobe Systems, Inc.	*	19,838	1,900,282
American Software, Inc., Class A		1,950	20,436
ANSYS, Inc.	*	3,449	312,997
Aspen Technology, Inc.	*	3,661	147,319
Autodesk, Inc.	*	9,258	501,228
AVG Technologies NV (Netherlands)	*	1,094	20,775
Blackbaud, Inc.		2,650	179,935
Bottomline Technologies de, Inc.	*	1,479	31,843
BroadSoft, Inc.	*	1,277	52,395
CA, Inc.		11,593	380,598
Cadence Design Systems, Inc.	*	10,745	261,103
Callidus Software, Inc.	*	1,710	34,166
CDK Global, Inc.		6,017	333,883
Citrix Systems, Inc.	*	6,617	529,956
CommVault Systems, Inc.	*	1,510	65,217

		Shares	Value
Ebix, Inc.	†	600	$28,740
Electronic Arts, Inc.	*	12,438	942,303
Ellie Mae, Inc.	*	793	72,678
Epiq Systems, Inc.		1,087	15,870
Fair Isaac Corp.		1,781	201,271
FireEye, Inc.	*†	5,013	82,564
Fleetmatics Group plc (Ireland)	*	995	43,113
Fortinet, Inc.	*	5,654	178,610
Gigamon, Inc.	*	2,114	79,042
Glu Mobile, Inc.	*†	10,871	23,916
Guidewire Software, Inc.	*	3,146	194,297
HubSpot, Inc.	*	556	24,142
Imperva, Inc.	*	1,888	81,203
Infoblox, Inc.	*	1,770	33,205
Interactive Intelligence Group, Inc.	*	950	38,940
Intuit, Inc.		10,260	1,145,119
Manhattan Associates, Inc.	*	2,676	171,612
Mentor Graphics Corp.		2,745	58,359
Microsoft Corp.		308,931	15,807,999
MicroStrategy, Inc., Class A	*	513	89,785
Mitek Systems, Inc.	*†	6,076	43,200
MobileIron, Inc.	*	7,330	22,357
Monotype Imaging Holdings, Inc.		1,419	34,950
NetSuite, Inc.	*†	1,276	92,893
Nuance Communications, Inc.	*	9,517	148,751
Oracle Corp.		122,150	4,999,600
Paycom Software, Inc.	*†	1,251	54,056
Pegasystems, Inc.		2,691	72,522
Progress Software Corp.	*	1,983	54,453
Proofpoint, Inc.	*†	1,126	71,039
PTC, Inc.	*	4,423	166,216
Qlik Technologies, Inc.	*	5,245	155,147
Qualys, Inc.	*	1,070	31,897
RealPage, Inc.	*	1,770	39,524
Red Hat, Inc.	*	7,251	526,423
RingCentral, Inc., Class A	*	1,418	27,963
Rovi Corp.	*	3,917	61,262
salesforce.com, Inc.	*	26,020	2,066,248
ServiceNow, Inc.	*	6,764	449,130
Silver Spring Networks, Inc.	*	2,969	36,073
Splunk, Inc.	*	4,640	251,395
SS&C Technologies Holdings, Inc.		7,354	206,500
Symantec Corp.		26,135	536,813
Synchronoss Technologies, Inc.	*	807	25,711
Synopsys, Inc.	*	6,501	351,574
Tableau Software, Inc., Class A	*	1,766	86,393
Take-Two Interactive Software, Inc.	*	2,643	100,223
TiVo, Inc.	*	2,696	26,690
Tyler Technologies, Inc.	*	1,179	196,551
Ultimate Software Group, Inc. (The)	*	1,242	261,180
VASCO Data Security International, Inc.	*†	3,804	62,348
Verint Systems, Inc.	*	3,366	111,516
VirnetX Holding Corp.	*†	2,400	9,600
VMware, Inc., Class A	*†	3,264	186,766

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Workday, Inc., Class A	*	3,891	$290,541
Zedge, Inc., Class B	*	1	2
Zendesk, Inc.	*	1,894	49,964
Zix Corp.	*	1,015	3,806
Zynga, Inc., Class A	*	26,117	65,031

			36,988,009

Specialty Retail—2.5%
Aaron’s, Inc.		2,908	63,656
Abercrombie & Fitch Co., Class A		3,072	54,712
Advance Auto Parts, Inc.		2,959	478,263
American Eagle Outfitters, Inc.	†	10,038	159,905
America’s Car-Mart, Inc.	*†	354	9,997
Asbury Automotive Group, Inc.	*	1,342	70,777
Ascena Retail Group, Inc.	*†	7,052	49,294
AutoNation, Inc.	*	2,555	120,034
AutoZone, Inc.	*	1,252	993,888
Barnes & Noble Education, Inc.	*	523	5,309
Barnes & Noble, Inc.		828	9,398
Bed Bath & Beyond, Inc.		7,504	324,323
Best Buy Co., Inc.		11,238	343,883
Big 5 Sporting Goods Corp.		1,071	9,928
Buckle, Inc. (The)	†	1,236	32,124
Burlington Stores, Inc.	*	3,199	213,405
Cabela’s, Inc.	*	1,696	84,902
Caleres, Inc.	†	1,791	43,360
CarMax, Inc.	*†	8,677	425,433
Cato Corp. (The), Class A		1,761	66,425
Chico’s FAS, Inc.		7,236	77,498
Children’s Place, Inc. (The)		1,144	91,726
Conn’s, Inc.	*†	871	6,550
CST Brands, Inc.		2,444	105,288
Destination XL Group, Inc.	*†	1,930	8,820
Dick’s Sporting Goods, Inc.		3,116	140,407
DSW, Inc., Class A	†	2,162	45,791
Express, Inc.	*	1,863	27,032
Finish Line, Inc. (The), Class A		1,917	38,704
Five Below, Inc.	*	2,091	97,043
Foot Locker, Inc.		5,840	320,382
GameStop Corp., Class A	†	4,171	110,865
Gap, Inc. (The)	†	8,933	189,558
Genesco, Inc.	*	921	59,230
GNC Holdings, Inc., Class A		3,393	82,416
Group 1 Automotive, Inc.		1,068	52,717
Guess?, Inc.		1,639	24,667
Haverty Furniture Cos., Inc.		1,111	20,031
Hibbett Sports, Inc.	*†	1,396	48,567
Home Depot, Inc. (The)		51,158	6,532,365
Kirkland’s, Inc.	*	833	12,228
L Brands, Inc.		9,309	624,913
Lithia Motors, Inc., Class A		862	61,262
Lowe’s Cos., Inc.		35,660	2,823,202
Lumber Liquidators Holdings, Inc.	*†	769	11,858
MarineMax, Inc.	*	800	13,576
Mattress Firm Holding Corp.	*†	423	14,192
Michaels Cos., Inc. (The)	*	1,338	38,053

		Shares	Value
Monro Muffler Brake, Inc.		1,487	$94,514
Murphy USA, Inc.	*	1,451	107,606
Office Depot, Inc.	*	21,441	70,970
O’Reilly Automotive, Inc.	*	4,131	1,119,914
Outerwall, Inc.	†	1,075	45,150
Penske Automotive Group, Inc.	†	1,654	52,035
Pier 1 Imports, Inc.	†	3,712	19,080
Rent-A-Center, Inc.		1,769	21,723
Restoration Hardware Holdings, Inc.	*†	1,193	34,215
Ross Stores, Inc.		16,624	942,415
Sally Beauty Holdings, Inc.	*	6,100	179,401
Select Comfort Corp.	*	2,104	44,984
Signet Jewelers Ltd.		3,344	275,579
Sonic Automotive, Inc., Class A		1,649	28,214
Stage Stores, Inc.	†	2,236	10,912
Staples, Inc.		22,960	197,915
Stein Mart, Inc.		1,261	9,735
Tailored Brands, Inc.	†	2,437	30,852
Tiffany & Co.		4,374	265,239
TJX Cos., Inc. (The)		27,266	2,105,753
Tractor Supply Co.		5,080	463,194
Ulta Salon Cosmetics & Fragrance, Inc.	*	2,434	593,020
Urban Outfitters, Inc.	*	5,012	137,830
Vitamin Shoppe, Inc.	*	2,795	85,443
West Marine, Inc.	*	803	6,737
Williams-Sonoma, Inc.	†	3,877	202,108

			22,382,495

Technology Hardware, Storage & Peripherals—3.0%
3D Systems Corp.	*†	4,215	57,703
Apple, Inc.		223,222	21,340,023
Cray, Inc.	*	714	21,363
Diebold, Inc.		3,079	76,452
Electronics For Imaging, Inc.	*	2,638	113,539
EMC Corp.		77,845	2,115,049
Hewlett Packard Enterprise Co.		71,279	1,302,267
HP, Inc.		70,576	885,729
Lexmark International, Inc., Class A		1,492	56,323
NCR Corp.	*	6,904	191,724
NetApp, Inc.		11,382	279,883
Nimble Storage, Inc.	*	1,012	8,056
Silicon Graphics International Corp.	*	1,843	9,270
Stratasys Ltd.	*†	1,886	43,171
Super Micro Computer, Inc.	*	964	23,955
Western Digital Corp.		10,742	507,667

			27,032,174

Textiles, Apparel & Luxury Goods—0.9%
Carter’s, Inc.		1,981	210,917
Coach, Inc.		10,479	426,914
Columbia Sportswear Co.		1,304	75,032
Crocs, Inc.	*	3,600	40,608
Culp, Inc.		888	24,535
Deckers Outdoor Corp.	*	1,935	111,301
Fossil Group, Inc.	*†	1,614	46,047
G-III Apparel Group Ltd.	*	1,111	50,795
Hanesbrands, Inc.		16,396	412,032

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Iconix Brand Group, Inc.	*†	2,737	$18,502
Kate Spade & Co.	*	4,930	101,607
lululemon athletica, Inc. (Canada)	*†	3,773	278,674
Michael Kors Holdings Ltd. (United Kingdom)	*	7,995	395,593
Movado Group, Inc.		1,678	36,379
NIKE, Inc., Class B		54,592	3,013,478
Oxford Industries, Inc.		936	52,996
PVH Corp.		2,844	267,990
Ralph Lauren Corp.		2,261	202,631
Sequential Brands Group, Inc.	*†	3,524	28,122
Skechers U.S.A., Inc., Class A	*	5,805	172,525
Steven Madden Ltd.	*	2,533	86,578
Tumi Holdings, Inc.	*	1,971	52,705
Under Armour, Inc., Class A	*†	7,236	290,381
Under Armour, Inc., Class C	*	7,287	265,260
Unifi, Inc.	*	876	23,853
V.F. Corp.		13,034	801,461
Wolverine World Wide, Inc.		5,178	105,217

			7,592,133

Thrifts & Mortgage Finance—0.2%
Astoria Financial Corp.		3,465	53,118
Bank Mutual Corp.		3,756	28,846
Beneficial Bancorp, Inc.	*	3,072	39,076
BofI Holding, Inc.	*†	1,672	29,611
Capitol Federal Financial, Inc.		4,787	66,779
Dime Community Bancshares, Inc.		1,638	27,862
Essent Group Ltd.	*	1,445	31,516
EverBank Financial Corp.		6,660	98,968
HomeStreet, Inc.	*	2,076	41,354
Kearny Financial Corp./MD		2,248	28,280
LendingTree, Inc.	*†	314	27,736
MGIC Investment Corp.	*	16,751	99,668
Nationstar Mortgage Holdings, Inc.	*†	1,604	18,061
New York Community Bancorp, Inc.		20,535	307,820
Northwest Bancshares, Inc.		4,608	68,337
Ocwen Financial Corp.	*	3,358	5,742
PHH Corp.	*	2,212	29,464
Provident Financial Services, Inc.		2,960	58,134
Radian Group, Inc.		8,446	88,007
Territorial Bancorp, Inc.	†	2,805	74,248
TFS Financial Corp.		3,398	58,514
TrustCo Bank Corp. NY		3,435	22,018
United Financial Bancorp, Inc.		2,519	32,697
Walker & Dunlop, Inc.	*	1,103	25,126
Washington Federal, Inc.		3,379	81,975
Waterstone Financial, Inc.	†	1,979	30,338
WSFS Financial Corp.		918	29,550

			1,502,845

Tobacco—1.5%
Altria Group, Inc.		78,606	5,420,670
Philip Morris International, Inc.		62,395	6,346,819
Reynolds American, Inc.		32,514	1,753,480

		Shares	Value
Universal Corp.		1,078	$62,244
Vector Group Ltd.	†	3,523	78,986

			13,662,199

Trading Companies & Distributors—0.3%
Air Lease Corp.		3,250	87,035
Aircastle Ltd.		2,090	40,880
Applied Industrial Technologies, Inc.		2,056	92,808
Beacon Roofing Supply, Inc.	*	2,570	116,858
Fastenal Co.		11,276	500,542
GATX Corp.	†	1,766	77,651
H&E Equipment Services, Inc.		1,600	30,448
HD Supply Holdings, Inc.	*	5,923	206,239
Kaman Corp.		460	19,559
MRC Global, Inc.	*	4,499	63,931
MSC Industrial Direct Co., Inc., Class A		1,782	125,738
NOW, Inc.	*	3,975	72,106
Rush Enterprises, Inc., Class A	*	1,260	27,153
TAL International Group, Inc.		2,773	37,186
United Rentals, Inc.	*	3,667	246,056
Veritiv Corp.	*	338	12,702
W.W. Grainger, Inc.	†	2,393	543,809
Watsco, Inc.		940	132,249
WESCO International, Inc.	*	1,550	79,809

			2,512,759

Transportation Infrastructure—0.0%
Macquarie Infrastructure Corp.		2,456	181,867

Water Utilities—0.1%
American States Water Co.		2,522	110,514
American Water Works Co., Inc.		7,370	622,839
Aqua America, Inc.		5,969	212,854
California Water Service Group		1,930	67,415
Connecticut Water Service, Inc.		807	45,353
Middlesex Water Co.		1,123	48,716
SJW Corp.		1,010	39,774

			1,147,465

Wireless Telecommunication Services—0.1%
Shenandoah Telecommunications Co.		2,400	93,744
Sprint Corp.	*†	33,577	152,104
Telephone & Data Systems, Inc.		3,217	95,416
T-Mobile US, Inc.	*	11,047	478,004
United States Cellular Corp.	*	680	26,703

			845,971

TOTAL COMMON STOCKS
(Cost $501,532,231)			889,346,559

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Broad Market Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.0%
U.S. Treasury Bills—0.0%
U.S. Treasury Bill
0.265%	09/15/2016	‡‡
(Cost $219,877)			220,000	$219,909

			Shares	Value
RIGHTS—0.0%
Biotechnology—0.0%
Dyax Corp. CVR		*‡	4,812	3,988

Electronic Equipment, Instruments & Components—0.0%
Gerber Scientific, Inc. CVR		*†‡d	1,608	—

Pharmaceuticals—0.0%
Furiex Pharmaceuticals, Inc. CVR		*‡d	1,998	—

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc. CVR		*‡	3,300	9,900

TOTAL RIGHTS
(Cost $—)				13,888

MONEY MARKET FUNDS—3.4%
Institutional Money Market Funds—3.4%
Dreyfus Institutional Cash Advantage Fund, 0.39%		††¥	4,500,000	4,500,000
Fidelity Institutional Money Market: Government Portfolio—Institutional Class, 0.30%		††¥	4,500,000	4,500,000
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%			¥3,313,312	3,313,312
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%		††¥	4,626,333	4,626,333
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.43%		††¥	4,500,000	4,500,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.43%		††¥	4,500,000	4,500,000

		Shares	Value
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.43%	††¥	4,500,000	$4,500,000

TOTAL MONEY MARKET FUNDS
(Cost $30,439,645)			30,439,645

TOTAL INVESTMENTS—103.0%
(Cost $532,191,753)			920,020,001
Other assets less liabilities—(3.0%)			(26,894,528)

NET ASSETS—100.0%			$893,125,473

Notes to the Schedule of Investments:

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at June 30, 2016.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $13,888)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—99.5%
Aerospace & Defense—1.5%
AAR Corp.		6,459	$150,753
Aerojet Rocketdyne Holdings, Inc.	*	11,732	214,461
Aerovironment, Inc.	*	3,832	106,530
American Science & Engineering, Inc.		1,394	52,150
Astronics Corp.	*	3,701	123,095
B/E Aerospace, Inc.		19,410	896,257
BWX Technologies, Inc.		17,657	631,591
Cubic Corp.		4,678	187,868
Curtiss-Wright Corp.		8,244	694,557
DigitalGlobe, Inc.	*	11,277	241,215
Ducommun, Inc.	*	1,702	33,666
Engility Holdings, Inc.	*	2,873	60,678
Esterline Technologies Corp.	*	5,407	335,450
HEICO Corp.		3,807	254,346
HEICO Corp., Class A		7,117	381,827
Hexcel Corp.		17,619	733,655
Huntington Ingalls Industries, Inc.		8,791	1,477,152
KEYW Holding Corp. (The)	*	7,843	77,959
KLX, Inc.	*	9,751	302,281
Kratos Defense & Security Solutions, Inc.	*†	9,324	38,228
Mercury Systems, Inc.	*	6,981	173,548
Moog, Inc., Class A	*	6,052	326,324
National Presto Industries, Inc.	†	975	91,991
Orbital ATK, Inc.		11,228	955,952
Sparton Corp.	*†	1,633	35,550
Spirit AeroSystems Holdings, Inc., Class A	*	24,607	1,058,101
TASER International, Inc.	*	9,624	239,445
Teledyne Technologies, Inc.	*	6,312	625,204
Triumph Group, Inc.		9,112	323,476
Vectrus, Inc.	*	1,956	55,726

			10,879,036

Air Freight & Logistics—0.2%
Air Transport Services Group, Inc.	*	10,717	138,892
Atlas Air Worldwide Holdings, Inc.	*	4,497	186,266
Echo Global Logistics, Inc.	*	5,230	117,257
Forward Air Corp.		5,665	252,262
Hub Group, Inc., Class A	*	6,527	250,441
Park-Ohio Holdings Corp.	†	1,449	40,978
Radiant Logistics, Inc.	*	7,088	21,264
XPO Logistics, Inc.	*†	18,139	476,330

			1,483,690

Airlines—0.6%
Alaska Air Group, Inc.		22,590	1,316,771
Allegiant Travel Co.		2,397	363,146
Copa Holdings SA, Class A (Panama)	†	6,094	318,472
Hawaiian Holdings, Inc.	*	9,800	372,008
JetBlue Airways Corp.	*	60,344	999,297
SkyWest, Inc.		8,900	235,494
Spirit Airlines, Inc.	*	13,377	600,226
Virgin America, Inc.	*	4,287	240,972

			4,446,386

		Shares	Value
Auto Components—1.0%
American Axle & Manufacturing Holdings, Inc.	*	13,732	$198,839
Cooper Tire & Rubber Co.		10,577	315,406
Cooper-Standard Holding, Inc.	*	2,757	217,775
Dana Holding Corp.		26,921	284,286
Dorman Products, Inc.	*	5,133	293,608
Drew Industries, Inc.		4,435	376,265
Federal-Mogul Holdings Corp.	*	4,327	35,957
Fox Factory Holding Corp.	*	4,133	71,790
Gentex Corp.		53,768	830,716
Gentherm, Inc.	*	6,384	218,652
Goodyear Tire & Rubber Co. (The)		50,562	1,297,421
Horizon Global Corp.	*	3,422	38,840
Lear Corp.		13,844	1,408,765
Metaldyne Performance Group, Inc.		2,010	27,638
Modine Manufacturing Co.	*	7,889	69,423
Motorcar Parts of America, Inc.	*	3,577	97,223
Spartan Motors, Inc.		6,068	37,986
Standard Motor Products, Inc.		3,701	147,226
Stoneridge, Inc.	*	4,564	68,186
Strattec Security Corp.		558	22,750
Superior Industries International, Inc.		4,663	124,875
Tenneco, Inc.	*	10,303	480,223
Tower International, Inc.		3,444	70,878
Unique Fabricating, Inc.	†	1,203	16,108
Visteon Corp.		6,494	427,370
Workhorse Group, Inc.	*†	2,024	13,864

			7,192,070

Automobiles—0.1%
Thor Industries, Inc.		9,013	583,502
Winnebago Industries, Inc.	†	5,233	119,940

			703,442

Banks—6.2%
1st Source Corp.		3,350	108,506
Access National Corp.		1,903	37,127
ACNB Corp.	†	1,087	27,295
Allegiance Bancshares, Inc.	*	2,015	50,133
American National Bankshares, Inc.		1,246	31,374
Ameris Bancorp		6,090	180,873
Ames National Corp.	†	1,475	39,559
Arrow Financial Corp.		2,214	67,062
Associated Banc-Corp		28,666	491,622
Atlantic Capital Bancshares, Inc.	*	3,160	45,694
Avenue Financial Holdings, Inc.	*	1,516	29,789
Banc of California, Inc.		9,790	177,199
BancFirst Corp.		1,522	91,807
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)		5,627	149,115
Bancorp, Inc. (The)/Delaware	*	6,092	36,674

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
BancorpSouth, Inc.		17,698	$401,568
Bank of Hawaii Corp.		7,967	548,130
Bank of Marin Bancorp		1,250	60,462
Bank of the Ozarks, Inc.	†	15,629	586,400
BankUnited, Inc.		18,926	581,407
Bankwell Financial Group, Inc.		1,044	23,031
Banner Corp.		5,558	236,437
Bar Harbor Bankshares		777	27,273
BBCN Bancorp, Inc./California		14,858	221,681
Berkshire Hills Bancorp, Inc.		5,723	154,063
Blue Hills Bancorp, Inc.	†	4,663	68,826
BNC Bancorp		7,017	159,356
BOK Financial Corp.	†	5,220	327,294
Boston Private Financial Holdings, Inc.		15,034	177,100
Bridge Bancorp, Inc.		2,704	76,794
Brookline Bancorp, Inc.		13,692	151,023
Bryn Mawr Bank Corp.		3,549	103,631
BSB Bancorp, Inc./Massachusetts	*	2,122	48,063
C&F Financial Corp.		588	26,319
C1 Financial, Inc.	*	1,452	33,875
California First National Bancorp		415	6,130
Camden National Corp.		1,886	79,212
Capital Bank Financial Corp., Class A		3,865	111,312
Capital City Bank Group, Inc.		1,724	23,998
Cardinal Financial Corp.		5,568	122,162
Carolina Financial Corp.		1,868	34,894
Cascade Bancorp	*	4,328	23,977
Cathay General Bancorp		14,388	405,742
Catskill Litigation Trust	*‡d	583	—
CenterState Banks, Inc.		8,753	137,860
Central Pacific Financial Corp.		5,620	132,632
Central Valley Community Bancorp		1,596	22,344
Century Bancorp, Inc./Massachussetts, Class A		582	24,636
Chemical Financial Corp.	†	7,099	264,722
Chemung Financial Corp.	†	573	16,818
Citizens & Northern Corp.		1,953	39,490
City Holding Co.		2,691	122,360
CNB Financial Corp./Pennsylvania		3,285	58,473
CoBiz Financial, Inc.		6,918	80,941
Codorus Valley Bancorp, Inc.		1,408	28,681
Columbia Banking System, Inc.		10,411	292,133
Commerce Bancshares, Inc./Missouri		15,830	758,257
Community Bank System, Inc.		8,176	335,952
Community Trust Bancorp, Inc.		3,184	110,357
CommunityOne Bancorp	*	1,764	22,297
ConnectOne Bancorp, Inc.		4,877	76,520

		Shares	Value
County Bancorp, Inc.		877	$18,084
CU Bancorp	*	3,397	77,214
Cullen/Frost Bankers, Inc.	†	9,930	632,839
Customers Bancorp, Inc.	*	5,254	132,033
CVB Financial Corp.		19,641	321,916
Eagle Bancorp, Inc.	*	5,570	267,973
East West Bancorp, Inc.		26,898	919,374
Enterprise Bancorp, Inc./Massachussetts	†	1,197	28,716
Enterprise Financial Services Corp.		4,060	113,233
Equity Bancshares, Inc., Class A	*	405	8,967
Farmers Capital Bank Corp.		971	26,557
Farmers National Banc Corp.		4,535	39,908
FCB Financial Holdings, Inc., Class A	*	5,231	177,854
Fidelity Southern Corp.		3,780	59,233
Financial Institutions, Inc.		2,448	63,819
First Bancorp, Inc./Maine		1,513	32,590
First BanCorp. (Puerto Rico)	*	21,654	85,966
First Bancorp/North Carolina		4,064	71,445
First Busey Corp.		6,380	136,468
First Business Financial Services, Inc.		1,270	29,807
First Citizens BancShares, Inc./North Carolina, Class A		1,414	366,099
First Commonwealth Financial Corp.		17,386	159,951
First Community Bancshares, Inc./Virginia		2,951	66,220
First Community Financial Partners, Inc.	*†	2,480	21,824
First Connecticut Bancorp, Inc./Farmington CT		2,809	46,517
First Financial Bancorp		11,661	226,806
First Financial Bankshares, Inc.	†	11,796	386,791
First Financial Corp./Indiana		1,835	67,198
First Financial Northwest, Inc.		1,658	22,018
First Foundation, Inc.	*	2,408	51,772
First Horizon National Corp.		42,520	585,926
First Internet Bancorp		948	22,581
First Interstate BancSystem, Inc., Class A		3,793	106,583
First Merchants Corp.		7,037	175,432
First Mid-Illinois Bancshares, Inc.	†	1,048	26,200
First Midwest Bancorp, Inc./Illinois		14,472	254,128
First NBC Bank Holding Co.	*	2,471	41,488
First Niagara Financial Group, Inc.		64,992	633,022
First Northwest Bancorp	*†	2,024	25,786
First of Long Island Corp. (The)		3,049	87,415
FirstMerit Corp.		30,809	624,498
Flushing Financial Corp.		5,182	103,018
FNB Corp./Pennsylvania		39,116	490,515
Franklin Financial Network, Inc.	*	1,429	44,813
Fulton Financial Corp.		31,616	426,816

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
German American Bancorp, Inc.		2,679	$85,648
Glacier Bancorp, Inc.		14,179	376,878
Great Southern Bancorp, Inc.		1,938	71,648
Great Western Bancorp, Inc.		10,933	344,827
Green Bancorp, Inc.	*	3,017	26,308
Guaranty Bancorp		3,103	51,820
Hampton Roads Bankshares, Inc.	*†	5,516	9,874
Hancock Holding Co.		14,326	374,052
Hanmi Financial Corp.		5,822	136,759
Heartland Financial USA, Inc.		3,827	135,055
Heritage Commerce Corp.		4,197	44,194
Heritage Financial Corp./Washington		5,246	92,225
Heritage Oaks Bancorp		3,455	27,433
Hilltop Holdings, Inc.	*	14,147	296,946
Home Bancshares, Inc./Arkansas		22,507	445,414
HomeTrust Bancshares, Inc.	*	3,407	63,029
Horizon Bancorp/Indiana		2,239	56,288
Huntington Bancshares, Inc./Ohio		147,903	1,322,253
IBERIABANK Corp.		7,617	454,963
Independent Bank Corp./Massachusetts		4,908	224,296
Independent Bank Corp./Michigan		3,690	53,542
Independent Bank Group, Inc.		2,058	88,309
International Bancshares Corp.		10,073	262,805
Investors Bancorp, Inc.		55,830	618,596
Lakeland Bancorp, Inc.		7,641	86,955
Lakeland Financial Corp.		3,085	145,026
LCNB Corp.		1,606	25,375
LegacyTexas Financial Group, Inc.		8,902	239,553
Live Oak Bancshares, Inc.		3,585	50,584
Macatawa Bank Corp.		4,826	35,809
MainSource Financial Group, Inc.		4,454	98,211
MB Financial, Inc.		13,760	499,213
MBT Financial Corp.		3,246	25,968
Mercantile Bank Corp.		2,847	67,929
Merchants Bancshares, Inc.		1,246	37,978
Middleburg Financial Corp.	†	857	23,310
Midland States Bancorp, Inc.	*	651	14,120
MidWestOne Financial Group, Inc.		1,528	43,640
MutualFirst Financial, Inc.	†	993	27,159
National Bank Holdings Corp., Class A		5,972	121,590
National Bankshares, Inc.	†	1,101	38,447
National Commerce Corp.	*	1,581	36,869
NBT Bancorp, Inc.		8,099	231,874
Nicolet Bankshares, Inc.	*	1,624	61,842
Northrim BanCorp, Inc.		1,229	32,310
OFG Bancorp (Puerto Rico)		8,948	74,268
Old Line Bancshares, Inc.		1,527	27,486
Old National Bancorp/Indiana		24,781	310,506

		Shares	Value
Old Second Bancorp, Inc.		3,548	$24,233
Opus Bank		3,162	106,876
Orrstown Financial Services, Inc.		1,349	24,349
Pacific Continental Corp.		4,339	68,166
Pacific Mercantile Bancorp	*	2,794	19,837
Pacific Premier Bancorp, Inc.	*	5,051	121,224
PacWest Bancorp		22,219	883,872
Park National Corp.		2,429	222,934
Park Sterling Corp.		10,578	74,998
Peapack Gladstone Financial Corp.		3,232	59,824
Penns Woods Bancorp, Inc.	†	1,191	50,010
Peoples Bancorp, Inc./Ohio	†	4,008	87,334
Peoples Financial Services Corp.	†	1,215	47,555
People’s United Financial, Inc.		57,958	849,664
People’s Utah Bancorp		2,380	39,508
Pinnacle Financial Partners, Inc.		7,453	364,079
Popular, Inc. (Puerto Rico)		18,902	553,829
Preferred Bank/California		2,248	64,911
Premier Financial Bancorp, Inc.	†	1,551	26,134
PrivateBancorp, Inc.		14,617	643,586
Prosperity Bancshares, Inc.		12,831	654,253
QCR Holdings, Inc.		1,869	50,818
Renasant Corp.		7,456	241,052
Republic Bancorp, Inc./Kentucky, Class A		2,055	56,780
Republic First Bancorp, Inc.	*†	6,136	26,446
S&T Bancorp, Inc.		6,501	158,949
Sandy Spring Bancorp, Inc.		4,178	121,413
Seacoast Banking Corp of Florida	*	5,156	83,733
ServisFirst Bancshares, Inc.		4,232	209,018
Shore Bancshares, Inc.		2,287	26,872
Sierra Bancorp		2,504	41,792
Signature Bank/New York	*	9,897	1,236,333
Simmons First National Corp., Class A		5,422	250,415
South State Corp.		4,475	304,524
Southern First Bancshares, Inc.	*	1,046	25,209
Southern National Bancorp of Virginia, Inc.	†	2,043	24,822
Southside Bancshares, Inc.		4,413	136,450
Southwest Bancorp, Inc./Oklahoma		4,075	68,990
State Bank Financial Corp.		7,016	142,776
Sterling Bancorp/New York		23,579	370,190
Stock Yards Bancorp, Inc.		3,992	112,680
Stonegate Bank		2,296	74,092
Suffolk Bancorp		2,229	69,790
Summit Financial Group, Inc.	†	1,520	26,600
Sun Bancorp, Inc./New Jersey	*	2,540	52,476
SVB Financial Group	*	9,707	923,718
Synovus Financial Corp.		22,926	664,625
Talmer Bancorp, Inc., Class A		10,857	208,129
TCF Financial Corp.		30,961	391,657
Texas Capital Bancshares, Inc.	*	8,378	391,755
Tompkins Financial Corp.		2,951	191,815
Towne Bank/Virginia	†	10,371	224,532

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
TriCo Bancshares		3,987	$110,041
TriState Capital Holdings, Inc.	*	3,661	50,266
Triumph Bancorp, Inc.	*	2,087	33,392
Trustmark Corp.		12,546	311,768
UMB Financial Corp.	†	8,338	443,665
Umpqua Holdings Corp.		40,387	624,787
Union Bankshares Corp.		7,839	193,702
Union Bankshares Inc./Morrisville VT		710	25,816
United Bankshares, Inc./West Virginia	†	12,341	462,911
United Community Banks, Inc./Georgia		13,007	237,898
Univest Corp of Pennsylvania		4,009	84,269
Valley National Bancorp		46,070	420,158
Veritex Holdings, Inc.	*†	1,507	24,142
Washington Trust Bancorp, Inc.		3,004	113,912
WashingtonFirst Bankshares, Inc.		1,475	31,875
Webster Financial Corp.		17,078	579,798
WesBanco, Inc.		7,454	231,447
West Bancorporation, Inc.		2,473	45,973
Westamerica Bancorporation	†	4,829	237,877
Western Alliance Bancorp	*	17,465	570,232
Wilshire Bancorp, Inc.		13,994	145,817
Wintrust Financial Corp.		9,253	471,903
Yadkin Financial Corp.		9,275	232,710
Your Community Bankshares, Inc.	†	897	33,332
Zions Bancorporation		37,748	948,607

			43,796,984

Beverages—0.1%
Boston Beer Co., Inc. (The), Class A	*	1,680	287,330
Coca-Cola Bottling Co. Consolidated		798	117,681
Craft Brew Alliance, Inc.	*	1,788	20,598
MGP Ingredients, Inc.		2,224	85,024
National Beverage Corp.	*	2,174	136,549
Primo Water Corp.	*	3,852	45,492

			692,674

Biotechnology—3.0%
ACADIA Pharmaceuticals, Inc.	*†	16,921	549,256
Acceleron Pharma, Inc.	*†	5,084	172,754
Achillion Pharmaceuticals, Inc.	*†	22,375	174,525
Acorda Therapeutics, Inc.	*	7,772	198,225
Adamas Pharmaceuticals, Inc.	*†	2,672	40,454
Aduro Biotech, Inc.	*†	6,498	73,492
Advaxis, Inc.	*†	4,854	39,269
Adverum Biotechnologies, Inc.	*	4,813	15,209
Agenus, Inc.	*†	16,249	65,808
Agios Pharmaceuticals, Inc.	*†	5,030	210,732
Aimmune Therapeutics, Inc.	*	4,833	52,293
Akebia Therapeutics, Inc.	*†	7,358	55,038
Alder Biopharmaceuticals, Inc.	*†	8,656	216,140

		Shares	Value
Alkermes plc (Ireland)	*	28,199	$1,218,761
Alnylam Pharmaceuticals, Inc.	*	14,271	791,898
AMAG Pharmaceuticals, Inc.	*†	6,307	150,863
Amicus Therapeutics, Inc.	*†	22,196	121,190
Anavex Life Sciences Corp.	*†	5,956	36,391
Anthera Pharmaceuticals, Inc.	*†	5,735	17,721
Applied Genetic Technologies Corp.	*	2,141	30,252
Ardelyx, Inc.	*†	5,187	45,282
Arena Pharmaceuticals, Inc.	*†	48,025	82,123
Argos Therapeutics, Inc.	*†	1,886	11,561
ARIAD Pharmaceuticals, Inc.	*†	32,864	242,865
Array BioPharma, Inc.	*†	27,688	98,569
Arrowhead Pharmaceuticals, Inc.	*†	10,508	55,903
Asterias Biotherapeutics, Inc.	*†	2,738	6,571
Atara Biotherapeutics, Inc.	*†	4,307	96,951
Athersys, Inc.	*	13,893	30,148
Avexis, Inc.	*†	770	29,275
Axovant Sciences Ltd. (Bermuda)	*†	4,507	57,870
Bellicum Pharmaceuticals, Inc.	*†	3,854	49,948
BioCryst Pharmaceuticals, Inc.	*†	13,947	39,609
BioSpecifics Technologies Corp.	*	970	38,742
BioTime, Inc.	*†	13,816	36,060
Bluebird Bio, Inc.	*†	7,156	309,783
Blueprint Medicines Corp.	*†	3,681	74,540
Cara Therapeutics, Inc.	*†	3,047	14,656
Celator Pharmaceuticals, Inc.	*	5,960	179,873
Celldex Therapeutics, Inc.	*†	18,365	80,622
Cellular Biomedicine Group, Inc.	*†	1,575	18,884
Cepheid, Inc.	*	13,158	404,608
ChemoCentryx, Inc.	*	4,080	18,319
Chimerix, Inc.	*	8,459	33,244
Cidara Therapeutics, Inc.	*†	1,263	13,022
Clovis Oncology, Inc.	*†	4,755	65,239
Coherus Biosciences, Inc.	*†	5,459	92,202
Concert Pharmaceuticals, Inc.	*	2,462	27,648
Corvus Pharmaceuticals, Inc.	*†	587	8,371
Curis, Inc.	*†	17,810	27,784
Cytokinetics, Inc.	*†	7,327	69,533
CytomX Therapeutics, Inc.	*†	3,755	38,357
CytRx Corp.	*†	8,979	20,023
Dimension Therapeutics, Inc.	*	1,017	6,102
Dynavax Technologies Corp.	*†	6,879	100,296
Eagle Pharmaceuticals, Inc./DE	*†	1,619	62,801
Edge Therapeutics, Inc.	*†	4,157	42,027
Editas Medicine, Inc.	*†	1,130	27,572
Eiger BioPharmaceuticals, Inc.	*†	613	12,150
Emergent BioSolutions, Inc.	*	5,643	158,681
Enanta Pharmaceuticals, Inc.	*	2,735	60,307
Epizyme, Inc.	*†	8,448	86,508
Esperion Therapeutics, Inc.	*†	2,239	22,121
Exact Sciences Corp.	*†	18,357	224,873
Exelixis, Inc.	*†	42,055	328,450
FibroGen, Inc.	*	8,958	147,001
Five Prime Therapeutics, Inc.	*	5,005	206,957
Flexion Therapeutics, Inc.	*†	3,326	49,774

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Fortress Biotech, Inc.	*†	6,219	$16,729
Foundation Medicine, Inc.	*†	2,363	44,094
Galena Biopharma, Inc.	*†	39,182	18,263
Genomic Health, Inc.	*	3,336	86,386
Geron Corp.	*†	30,466	81,649
Global Blood Therapeutics, Inc.	*†	2,589	42,951
GlycoMimetics, Inc.	*	1,812	13,173
Halozyme Therapeutics, Inc.	*†	19,641	169,502
Heron Therapeutics, Inc.	*	5,897	106,441
Idera Pharmaceuticals, Inc.	*†	18,142	27,757
Ignyta, Inc.	*	4,620	25,040
Immune Design Corp.	*	2,707	22,089
ImmunoGen, Inc.	*†	16,516	50,869
Immunomedics, Inc.	*†	21,768	50,502
Infinity Pharmaceuticals, Inc.	*	7,990	10,627
Inotek Pharmaceuticals Corp.	*	3,184	23,689
Inovio Pharmaceuticals, Inc.	*†	11,866	109,642
Insmed, Inc.	*	11,317	111,586
Insys Therapeutics, Inc.	*†	4,076	52,743
Intellia Therapeutics, Inc.	*†	1,274	27,200
Intercept Pharmaceuticals, Inc.	*†	3,075	438,741
Intrexon Corp.	*†	10,355	254,837
Invitae Corp.	*†	4,177	30,868
Ionis Pharmaceuticals, Inc.	*†	22,562	525,469
Ironwood Pharmaceuticals, Inc.	*	24,937	326,051
Juno Therapeutics, Inc.	*†	11,588	445,443
Karyopharm Therapeutics, Inc.	*†	3,911	26,243
Keryx Biopharmaceuticals, Inc.	*†	19,730	130,613
Kite Pharma, Inc.	*†	7,274	363,700
La Jolla Pharmaceutical Co.	*	2,647	42,352
Lexicon Pharmaceuticals, Inc.	*†	7,842	112,533
Ligand Pharmaceuticals, Inc.	*†	3,539	422,097
Lion Biotechnologies, Inc.	*†	7,211	58,409
Loxo Oncology, Inc.	*†	2,466	57,162
MacroGenics, Inc.	*	5,756	155,354
MannKind Corp.	*†	59,978	69,574
Medgenics, Inc.	*†	4,409	24,470
MediciNova, Inc.	*†	5,418	40,906
Merrimack Pharmaceuticals, Inc.	*†	20,540	110,711
MiMedx Group, Inc.	*†	18,959	151,293
Minerva Neurosciences, Inc.	*†	2,918	29,793
Mirati Therapeutics, Inc.	*†	1,756	9,588
Momenta Pharmaceuticals, Inc.	*	10,684	115,387
Myriad Genetics, Inc.	*†	12,315	376,839
NantKwest, Inc.	*†	1,114	6,929
Natera, Inc.	*	4,792	57,815
Neurocrine Biosciences, Inc.	*	16,111	732,245
NewLink Genetics Corp.	*†	3,391	38,183
Novavax, Inc.	*†	49,454	359,531
OncoMed Pharmaceuticals, Inc.	*†	3,435	42,285
Ophthotech Corp.	*	5,653	288,473
OPKO Health, Inc.	*†	60,232	562,567
Organovo Holdings, Inc.	*†	17,973	66,860
Osiris Therapeutics, Inc.	*†	3,892	19,810

		Shares	Value
Otonomy, Inc.	*†	4,448	$70,634
OvaScience, Inc.	*	3,581	18,657
PDL BioPharma, Inc.		26,811	84,187
Pfenex, Inc.	*	2,613	21,871
PharmAthene, Inc.	*†	11,370	27,743
Portola Pharmaceuticals, Inc.	*	9,544	225,238
Progenics Pharmaceuticals, Inc.	*	12,608	53,206
Proteostasis Therapeutics, Inc.	*	1,155	14,010
Prothena Corp. plc (Ireland)	*	6,526	228,149
PTC Therapeutics, Inc.	*†	5,862	41,151
Puma Biotechnology, Inc.	*†	4,540	135,247
Radius Health, Inc.	*†	6,099	224,138
Raptor Pharmaceutical Corp.	*	15,936	85,576
REGENXBIO, Inc.	*†	3,723	29,784
Regulus Therapeutics, Inc.	*†	6,553	18,938
Repligen Corp.	*	6,276	171,711
Retrophin, Inc.	*†	6,932	123,459
Rigel Pharmaceuticals, Inc.	*	19,833	44,228
Sage Therapeutics, Inc.	*†	4,897	147,547
Sangamo BioSciences, Inc.	*†	12,064	69,851
Sarepta Therapeutics, Inc.	*†	8,154	155,497
Seattle Genetics, Inc.	*†	18,169	734,209
Seres Therapeutics, Inc.	*†	3,281	95,313
Sorrento Therapeutics, Inc.	*†	4,542	25,435
Spark Therapeutics, Inc.	*	3,159	161,520
Spectrum Pharmaceuticals, Inc.	*	11,842	77,802
Stemline Therapeutics, Inc.	*†	4,320	29,246
Syndax Pharmaceuticals, Inc.	*	834	8,215
Synergy Pharmaceuticals, Inc.	*†	33,475	127,205
Synthetic Biologics, Inc.	*†	13,808	24,854
T2 Biosystems, Inc.	*†	4,041	31,883
TESARO, Inc.	*	4,563	383,520
TG Therapeutics, Inc.	*†	6,336	38,396
Tobira Therapeutics, Inc.	*	2,536	31,852
Tokai Pharmaceuticals, Inc.	*†	1,032	5,686
Trevena, Inc.	*	6,488	40,874
Trovagene, Inc.	*†	3,916	17,739
Ultragenyx Pharmaceutical, Inc.	*	7,032	343,935
United Therapeutics Corp.	*	8,573	908,052
Vanda Pharmaceuticals, Inc.	*	8,967	100,341
Versartis, Inc.	*	6,115	67,632
Vitae Pharmaceuticals, Inc.	*†	4,854	52,375
Vital Therapies, Inc.	*†	2,772	17,186
Voyager Therapeutics, Inc.	*†	1,044	11,474
vTv Therapeutics, Inc., Class A	*†	1,030	5,974
XBiotech, Inc.	*†	3,212	67,195
Xencor, Inc.	*	4,826	91,646
Zafgen, Inc.	*	2,753	16,490
ZIOPHARM Oncology, Inc.	*†	22,563	123,871

			21,398,881

Building Products—1.6%
A.O. Smith Corp.		13,753	1,211,777
AAON, Inc.		7,664	210,837
Advanced Drainage Systems, Inc.	†	6,450	176,536
Allegion plc (Ireland)		17,999	1,249,671
American Woodmark Corp.	*	2,397	159,113
Apogee Enterprises, Inc.		5,328	246,953
Armstrong Flooring, Inc.	*	5,026	85,191

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Armstrong World Industries, Inc.	*	8,674	$339,587
Builders FirstSource, Inc.	*	15,491	174,274
Caesarstone Ltd. (Israel)	*	4,349	151,171
Continental Building Products, Inc.	*	6,535	145,273
CSW Industrials, Inc.	*†	2,630	85,764
Fortune Brands Home & Security, Inc.		29,190	1,692,144
Gibraltar Industries, Inc.	*	5,859	184,969
Griffon Corp.		6,061	102,188
Insteel Industries, Inc.		3,784	108,185
Lennox International, Inc.		7,548	1,076,345
Masonite International Corp.	*	5,580	369,061
NCI Building Systems, Inc.	*	5,766	92,198
Nortek, Inc.	*	2,014	119,450
Owens Corning, Inc.		21,859	1,126,176
Patrick Industries, Inc.	*	2,690	162,180
PGT, Inc.	*	9,760	100,528
Ply Gem Holdings, Inc.	*	4,602	67,051
Quanex Building Products Corp.		6,816	126,709
Simpson Manufacturing Co., Inc.		8,087	323,237
Trex Co., Inc.	*	5,291	237,672
Universal Forest Products, Inc.		3,671	340,265
USG Corp.	*	16,424	442,791

			10,907,296

Capital Markets—1.6%
Actua Corp.	*	7,645	69,034
Arlington Asset Investment Corp., Class A	†	4,644	60,419
Artisan Partners Asset Management, Inc., Class A		6,893	190,798
Associated Capital Group, Inc., Class A	†	1,052	30,171
B. Riley Financial, Inc.		1,695	16,238
BGC Partners, Inc., Class A		40,418	352,041
Calamos Asset Management, Inc., Class A		3,748	27,398
Cohen & Steers, Inc.	†	3,785	153,065
Cowen Group, Inc., Class A	*†	18,898	55,938
Diamond Hill Investment Group, Inc.		582	109,660
E*TRADE Financial Corp.	*	53,560	1,258,124
Eaton Vance Corp.		21,569	762,249
Evercore Partners, Inc., Class A		7,254	320,554
FBR & Co.	†	1,142	17,050
Federated Investors, Inc., Class B		17,134	493,117
Fifth Street Asset Management, Inc.		1,048	4,234
Financial Engines, Inc.	†	9,945	257,277
GAMCO Investors, Inc., Class A		1,052	34,474
Greenhill & Co., Inc.		5,109	82,255
Hennessy Advisors, Inc.		526	17,605
Vantagepoint Mid/Small Company Index Fund
Houlihan Lokey, Inc.		2,024	45,277
INTL FCStone, Inc.	*	2,698	73,628

		Shares	Value
Investment Technology Group, Inc.		6,129	$102,477
Janus Capital Group, Inc.		26,322	366,402
KCG Holdings, Inc., Class A	*	9,712	129,170
Ladenburg Thalmann Financial Services, Inc.	*†	21,576	50,919
Lazard Ltd., Class A (Bermuda)		23,881	711,176
Legg Mason, Inc.		19,688	580,599
LPL Financial Holdings, Inc.	†	16,068	362,012
Manning & Napier, Inc.		2,726	25,897
Medley Management, Inc., Class A		1,048	6,162
Moelis & Co., Class A		2,936	66,060
NorthStar Asset Management Group, Inc.		35,521	362,669
OM Asset Management plc (United Kingdom)		7,402	98,817
Oppenheimer Holdings, Inc., Class A		2,362	36,517
Piper Jaffray Cos.	*	2,840	107,068
PJT Partners, Inc., Class A	†	3,235	74,405
Pzena Investment Management, Inc., Class A		1,908	14,520
Raymond James Financial, Inc.		23,630	1,164,959
Safeguard Scientifics, Inc.	*†	3,658	45,688
SEI Investments Co.		24,104	1,159,643
Silvercrest Asset Management Group, Inc., Class A		1,244	15,227
Stifel Financial Corp.	*	12,000	377,400
Virtu Financial, Inc., Class A		4,659	83,862
Virtus Investment Partners, Inc.	†	1,297	92,321
Waddell & Reed Financial, Inc., Class A		16,025	275,951
Walter Investment Management Corp.	*†	7,174	19,800
Westwood Holdings Group, Inc.		1,390	72,002
Wins Finance Holdings, Inc.	*†	249	3,860
WisdomTree Investments, Inc.	†	20,950	205,101

			11,041,290

Chemicals—2.5%
A. Schulman, Inc.		5,579	136,239
AgroFresh Solutions, Inc.	*†	4,017	21,330
Albemarle Corp.		21,001	1,665,589
American Vanguard Corp.		5,182	78,300
Ashland, Inc.		11,786	1,352,679
Axalta Coating Systems Ltd.	*	30,638	812,826
Axiall Corp.		13,166	429,343
Balchem Corp.		5,908	352,412
Cabot Corp.		11,300	515,958
Calgon Carbon Corp.		10,032	131,921
Chase Corp.		1,491	88,073
Chemours Co. (The)	†	33,449	275,620
Chemtura Corp.	*	12,393	326,927
Codexis, Inc.	*	6,108	24,615
Ferro Corp.	*	15,459	206,841
Flotek Industries, Inc.	*†	9,529	125,783
FutureFuel Corp.		4,910	53,421
GCP Applied Technologies, Inc.	*	13,121	341,671

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
H.B. Fuller Co.		9,329	$410,383
Hawkins, Inc.		1,853	80,439
Huntsman Corp.		37,554	505,101
Ingevity Corp.	*	7,976	271,503
Innophos Holdings, Inc.		3,387	142,965
Innospec, Inc.		4,684	215,417
KMG Chemicals, Inc.		2,120	55,099
Koppers Holdings, Inc.	*	4,084	125,501
Kraton Performance Polymers, Inc.	*	5,269	147,163
Kronos Worldwide, Inc.	†	3,735	19,609
LSB Industries, Inc.	*†	3,576	43,198
Minerals Technologies, Inc.		6,401	363,577
NewMarket Corp.		1,397	578,889
Olin Corp.		30,826	765,718
OMNOVA Solutions, Inc.	*	9,679	70,173
Platform Specialty Products Corp.	*†	30,701	272,625
PolyOne Corp.		15,619	550,414
Quaker Chemical Corp.		2,598	231,742
Rayonier Advanced Materials, Inc.		7,632	103,719
RPM International, Inc.		24,335	1,215,533
Scotts Miracle-Gro Co. (The), Class A		8,641	604,092
Sensient Technologies Corp.		8,336	592,190
Stepan Co.		3,691	219,725
TerraVia Holdings, Inc.	*†	13,219	34,634
Trecora Resources	*	3,148	32,834
Tredegar Corp.		4,146	66,834
Trinseo SA	*†	5,284	226,842
Tronox Ltd., Class A	†	10,343	45,613
Valhi, Inc.	†	5,006	7,859
Valspar Corp. (The)		14,870	1,606,406
W.R. Grace & Co.		13,491	987,676
Westlake Chemical Corp.		6,966	298,981

			17,832,002

Commercial Services & Supplies—1.7%
ABM Industries, Inc.		10,410	379,757
ACCO Brands Corp.	*	19,480	201,228
Aqua Metals, Inc.	*†	1,961	23,071
ARC Document Solutions, Inc.	*	7,490	29,136
Brady Corp., Class A		8,619	263,397
Brink’s Co. (The)		8,866	252,592
Casella Waste Systems, Inc., Class A	*	5,820	45,687
CECO Environmental Corp.		5,805	50,736
Clean Harbors, Inc.	*	10,439	543,976
CompX International, Inc.		282	3,243
Copart, Inc.	*	18,584	910,802
Covanta Holding Corp.	†	21,176	348,345
Deluxe Corp.	†	9,296	616,975
Ennis, Inc.		4,365	83,721
Essendant, Inc.		7,127	217,801
G&K Services, Inc., Class A		3,719	284,764
Healthcare Services Group, Inc.		13,097	541,954
Heritage-Crystal Clean, Inc.	*	1,400	17,094
Herman Miller, Inc.		11,139	332,945
HNI Corp.		8,432	392,004
InnerWorkings, Inc.	*	7,289	60,280

		Shares	Value
Interface, Inc.		12,822	$195,535
KAR Auction Services, Inc.		26,274	1,096,677
Kimball International, Inc., Class B		6,806	77,452
Knoll, Inc.		8,621	209,318
Matthews International Corp., Class A		5,937	330,335
McGrath RentCorp		4,288	131,170
Mobile Mini, Inc.		8,255	285,953
MSA Safety, Inc.		5,775	303,361
Multi-Color Corp.		2,498	158,373
NL Industries, Inc.	*	412	1,059
Pitney Bowes, Inc.		34,803	619,493
Quad/Graphics, Inc.		5,916	137,784
R.R. Donnelley & Sons Co.		39,033	660,438
Rollins, Inc.		18,400	538,568
SP Plus Corp.	*	3,417	77,156
Steelcase, Inc., Class A		15,256	207,024
Team, Inc.	*	5,561	138,080
Tetra Tech, Inc.		11,033	339,210
TRC Cos., Inc.	*	2,273	14,365
Unifirst Corp.		2,766	320,081
US Ecology, Inc.	†	4,059	186,511
Viad Corp.		3,417	105,927
VSE Corp.	†	653	43,620
West Corp.		8,257	162,333

			11,939,331

Communications Equipment—1.2%
ADTRAN, Inc.		9,818	183,106
Aerohive Networks, Inc.	*†	4,925	32,603
Applied Optoelectronics, Inc.	*†	3,831	42,716
Arista Networks, Inc.	*†	7,292	469,459
ARRIS International plc	*	35,328	740,475
Bel Fuse, Inc., Class B		1,562	27,772
Black Box Corp.		2,697	35,277
Brocade Communications Systems, Inc.		86,408	793,225
CalAmp Corp.	*	6,551	97,020
Calix, Inc.	*	6,802	47,002
Ciena Corp.	*	25,517	478,444
Clearfield, Inc.	*†	1,835	32,828
CommScope Holding Co., Inc.	*	23,918	742,176
Comtech Telecommunications Corp.		3,106	39,881
Digi International, Inc.	*	4,346	46,633
EchoStar Corp., Class A	*	8,806	349,598
EMCORE Corp.	*	6,718	39,905
Extreme Networks, Inc.	*	15,723	53,301
Finisar Corp.	*	19,473	340,972
Harmonic, Inc.	*	13,859	39,498
Infinera Corp.	*	26,132	294,769
InterDigital, Inc.		6,675	371,664
Ixia	*	11,911	116,966
KVH Industries, Inc.	*	3,755	28,913
Lumentum Holdings, Inc.	*	9,389	227,214
NETGEAR, Inc.	*	5,888	279,916
NetScout Systems, Inc.	*	17,862	397,430
Oclaro, Inc.	*†	20,281	98,971
Plantronics, Inc.		6,172	271,568
Polycom, Inc.	*	24,400	274,500
ShoreTel, Inc.	*	12,371	82,762
Silicom Ltd. (Israel)		1,025	30,647

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Sonus Networks, Inc.	*	8,541	$74,221
Ubiquiti Networks, Inc.	*†	4,918	190,130
ViaSat, Inc.	*†	8,271	590,549
Viavi Solutions, Inc.	*	41,984	278,354

			8,240,465

Construction & Engineering—1.0%
AECOM	*	28,547	906,938
Aegion Corp.	*	6,676	130,249
Ameresco, Inc., Class A	*	5,077	22,187
Argan, Inc.		2,317	96,665
Chicago Bridge & Iron Co. NV (Netherlands)		19,523	676,082
Comfort Systems USA, Inc.		6,953	226,459
Dycom Industries, Inc.	*†	5,559	498,976
EMCOR Group, Inc.		11,173	550,382
Granite Construction, Inc.		7,276	331,422
Great Lakes Dredge & Dock Corp.	*	9,800	42,728
HC2 Holdings, Inc.	*†	5,163	22,201
IES Holdings, Inc.	*	1,429	17,748
Jacobs Engineering Group, Inc.	*	22,887	1,140,002
KBR, Inc.		25,853	342,294
Layne Christensen Co.	*	3,304	26,762
MasTec, Inc.	*†	12,504	279,089
MYR Group, Inc.	*	3,380	81,390
NV5 Global, Inc.	*	1,341	38,138
Orion Group Holdings, Inc.	*	6,042	32,083
Primoris Services Corp.		6,986	132,245
Quanta Services, Inc.	*	27,008	624,425
Tutor Perini Corp.	*†	7,482	176,201
Valmont Industries, Inc.		4,204	568,675

			6,963,341

Construction Materials—0.2%
Eagle Materials, Inc.		9,146	705,614
Headwaters, Inc.	*	13,445	241,203
Summit Materials, Inc., Class A	*	11,671	238,789
United States Lime & Minerals, Inc.		481	28,374
US Concrete, Inc.	*†	2,848	173,472

			1,387,452

Consumer Finance—0.5%
Cash America International, Inc.		4,329	184,502
Credit Acceptance Corp.	*†	1,627	301,125
Encore Capital Group, Inc.	*†	4,850	114,121
Enova International, Inc.	*	4,803	35,350
EZCORP, Inc., Class A	*	8,825	66,717
First Cash Financial Services, Inc.		5,265	270,252
Green Dot Corp., Class A	*	7,890	181,391
LendingClub Corp.	*†	60,265	259,140
Navient Corp.		62,804	750,508
Nelnet, Inc., Class A		3,840	133,440
OneMain Holdings, Inc.	*	9,556	218,068
PRA Group, Inc.	*†	8,672	209,342
Regional Management Corp.	*	1,193	17,489
Santander Consumer USA Holdings, Inc.	*	19,386	200,257

		Shares	Value
SLM Corp.	*	77,866	$481,212
World Acceptance Corp.	*†	1,607	73,279

			3,496,193

Containers & Packaging—1.6%
AEP Industries, Inc.		838	67,426
AptarGroup, Inc.		11,624	919,807
Avery Dennison Corp.		16,692	1,247,727
Bemis Co., Inc.		17,747	913,793
Berry Plastics Group, Inc.	*	22,655	880,147
Crown Holdings, Inc.	*	25,151	1,274,401
Graphic Packaging Holding Co.		60,149	754,269
Greif, Inc., Class A		4,883	181,990
Greif, Inc., Class B	†	1,044	57,159
Multi Packaging Solutions International Ltd.	*	3,101	41,398
Myers Industries, Inc.		4,506	64,886
Owens-Illinois, Inc.	*	30,208	544,046
Packaging Corp. of America		17,589	1,177,232
Sealed Air Corp.		36,854	1,694,178
Silgan Holdings, Inc.		7,639	393,103
Sonoco Products Co.		18,453	916,376
UFP Technologies, Inc.	*	1,169	26,349

			11,154,287

Distributors—0.2%
Core-Mark Holding Co., Inc.		8,500	398,310
Pool Corp.		7,971	749,513
Weyco Group, Inc.		1,031	28,641

			1,176,464

Diversified Consumer Services—0.9%
American Public Education, Inc.	*	3,033	85,227
Apollo Education Group, Inc.	*	17,439	159,044
Ascent Capital Group, Inc., Class A	*	2,543	39,137
Bridgepoint Education, Inc.	*	3,328	24,095
Bright Horizons Family Solutions, Inc.	*	8,154	540,692
Cambium Learning Group, Inc.	*	3,401	15,338
Capella Education Co.		2,073	109,123
Career Education Corp.	*	11,632	69,210
Carriage Services, Inc.		2,616	61,947
Chegg, Inc.	*†	16,138	80,690
Collectors Universe, Inc.		1,150	22,712
DeVry Education Group, Inc.	†	11,393	203,251
Graham Holdings Co., Class B		809	396,038
Grand Canyon Education, Inc.	*	8,434	336,685
H&R Block, Inc.		42,744	983,112
Houghton Mifflin Harcourt Co.	*	23,064	360,490
K12, Inc.	*	5,276	65,897
Liberty Tax, Inc.		737	9,817
LifeLock, Inc.	*†	16,527	261,292
Regis Corp.	*	5,758	71,687
Service Corp. International		35,348	955,810
ServiceMaster Global Holdings, Inc.	*	25,297	1,006,821
Sotheby’s	†	9,836	269,506

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Strayer Education, Inc.	*	1,807	$88,778
Weight Watchers International, Inc.	*†	5,074	59,011

			6,275,410

Diversified Financial Services—0.8%
BBX Capital Corp., Class A	*†	1,182	18,167
CBOE Holdings, Inc.		15,491	1,032,010
FactSet Research Systems, Inc.		7,730	1,247,777
FNFV Group	*	14,486	166,154
GAIN Capital Holdings, Inc.		8,747	55,281
MarketAxess Holdings, Inc.		6,827	992,646
Marlin Business Services Corp.		1,306	21,288
Morningstar, Inc.		3,531	288,765
MSCI, Inc.		17,428	1,344,047
NewStar Financial, Inc.	*	5,723	48,188
On Deck Capital, Inc.	*†	8,797	45,305
PICO Holdings, Inc.	*	3,754	35,513
Resource America, Inc., Class A		3,696	35,925
Tiptree Financial, Inc., Class A		4,011	21,980
Value Line, Inc.		207	3,385

			5,356,431

Diversified Telecommunication Services—0.6%
8x8, Inc.	*	16,824	245,799
ATN International, Inc.		2,024	157,487
Cincinnati Bell, Inc.	*	38,778	177,216
Cogent Communications Holdings, Inc.		8,413	337,025
Consolidated Communications Holdings, Inc.	†	8,837	240,720
FairPoint Communications, Inc.	*†	4,333	63,608
Frontier Communications Corp.	†	222,088	1,097,115
General Communication, Inc., Class A	*	6,831	107,930
Globalstar, Inc.	*†	81,721	98,882
Hawaiian Telcom Holdco, Inc.	*	1,637	34,688
IDT Corp., Class B		2,314	32,836
Inteliquent, Inc.		6,478	128,847
Intelsat SA (Luxembourg)	*	4,106	10,594
Iridium Communications, Inc.	*†	14,059	124,844
Lumos Networks Corp.	*	3,271	39,579
ORBCOMM, Inc.	*	12,191	121,300
pdvWireless, Inc.	*†	2,080	44,491
Straight Path Communications, Inc., Class B	*†	1,498	41,450
Vonage Holdings Corp.	*	34,674	211,511
Windstream Holdings, Inc.	†	17,774	164,765
Zayo Group Holdings, Inc.	*	30,538	852,926

			4,333,613

Electric Utilities—1.8%
ALLETE, Inc.		9,243	597,375
Alliant Energy Corp.		42,630	1,692,411

		Shares	Value
El Paso Electric Co.		7,357	$347,765
Empire District Electric Co. (The)		8,542	290,172
Genie Energy Ltd., Class B	*†	3,281	22,212
Great Plains Energy, Inc.		29,006	881,783
Hawaiian Electric Industries, Inc.		20,122	659,800
IDACORP, Inc.		9,409	765,422
ITC Holdings Corp.		28,575	1,337,882
MGE Energy, Inc.		6,508	367,800
OGE Energy Corp.		37,812	1,238,343
Otter Tail Corp.		6,778	226,995
Pinnacle West Capital Corp.		20,784	1,684,751
PNM Resources, Inc.		14,882	527,418
Portland General Electric Co.		16,664	735,216
Spark Energy, Inc., Class A		1,255	41,478
Westar Energy, Inc.		26,524	1,487,731

			12,904,554

Electrical Equipment—0.6%
Allied Motion Technologies, Inc.		1,634	38,007
American Superconductor Corp.	*†	2,140	18,062
AZZ, Inc.		4,607	276,328
Babcock & Wilcox Enterprises, Inc.	*	9,579	140,716
Encore Wire Corp.		3,866	144,124
Energous Corp.	*†	2,705	35,030
EnerSys		7,899	469,754
FuelCell Energy, Inc.	*†	3,201	19,910
Generac Holdings, Inc.	*	12,414	433,993
General Cable Corp.		9,667	122,868
Hubbell, Inc.		10,337	1,090,243
LSI Industries, Inc.		5,481	60,675
Plug Power, Inc.	*†	33,712	62,704
Powell Industries, Inc.		1,563	61,488
Power Solutions International, Inc.	*†	752	13,423
Preformed Line Products Co.		638	25,769
Regal Beloit Corp.		8,190	450,859
SolarCity Corp.	*†	12,239	292,879
Sunrun, Inc.	*†	11,600	68,788
Thermon Group Holdings, Inc.	*†	5,589	107,365
Vicor Corp.	*	3,481	35,054

			3,968,039

Electronic Equipment, Instruments & Components—2.9%
Agilysys, Inc.	*	3,632	38,027
Anixter International, Inc.	*	5,276	281,105
Arrow Electronics, Inc.	*	17,120	1,059,728
Avnet, Inc.		24,025	973,253
AVX Corp.		9,165	124,461
Badger Meter, Inc.		2,704	197,473
Belden, Inc.		7,646	461,589
Benchmark Electronics, Inc.	*	9,781	206,868
CDW Corp.		30,398	1,218,352
Cognex Corp.		15,890	684,859
Coherent, Inc.	*	4,437	407,228
Control4 Corp.	*†	2,638	21,526
CTS Corp.		6,621	118,648
Daktronics, Inc.		7,523	47,019

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Dolby Laboratories, Inc., Class A		9,253	$442,756
DTS, Inc.	*	3,053	80,752
Electro Rent Corp.		4,267	65,754
Electro Scientific Industries, Inc.	*	5,018	29,305
ePlus, Inc.	*	1,172	95,858
Fabrinet (Thailand)	*	6,884	255,534
FARO Technologies, Inc.	*	3,399	114,988
FEI Co.		7,730	826,182
Fitbit, Inc., Class A	*†	23,320	284,970
FLIR Systems, Inc.		25,634	793,372
II-VI, Inc.	*	11,065	207,579
Ingram Micro, Inc., Class A		27,544	957,980
Insight Enterprises, Inc.	*	7,260	188,760
InvenSense, Inc.	*	14,582	89,388
IPG Photonics Corp.	*	6,620	529,600
Itron, Inc.	*	7,053	303,984
Jabil Circuit, Inc.		35,409	654,004
Keysight Technologies, Inc.	*	32,163	935,622
Kimball Electronics, Inc.	*	5,104	63,545
Knowles Corp.	*	16,227	221,985
Littelfuse, Inc.		4,013	474,296
Maxwell Technologies, Inc.	*†	5,747	30,344
Mesa Laboratories, Inc.	†	539	66,297
Methode Electronics, Inc.		7,137	244,300
MTS Systems Corp.		2,725	119,464
Multi-Fineline Electronix, Inc.	*	2,068	47,978
National Instruments Corp.		20,479	561,125
Novanta, Inc.	*	6,907	104,641
OSI Systems, Inc.	*	3,836	222,987
Park Electrochemical Corp.		3,495	50,782
PC Connection, Inc.		2,100	49,980
Plexus Corp.	*	5,929	256,133
QLogic Corp.	*	15,601	229,959
Radisys Corp.	*	6,500	29,120
Rofin-Sinar Technologies, Inc.	*	4,789	152,961
Rogers Corp.	*	3,354	204,929
Sanmina Corp.	*	13,667	366,412
ScanSource, Inc.	*	4,597	170,595
SYNNEX Corp.		5,441	515,916
Systemax, Inc.	*	1,358	11,584
Tech Data Corp.	*	6,493	466,522
Trimble Navigation Ltd.	*	47,392	1,154,469
TTM Technologies, Inc.	*	13,433	101,151
Universal Display Corp.	*	7,715	523,077
VeriFone Systems, Inc.	*	20,288	376,140
Vishay Intertechnology, Inc.		25,068	310,593
Vishay Precision Group, Inc.	*	2,712	36,395
Zebra Technologies Corp., Class A	*	9,471	474,497

			20,334,701

Energy Equipment & Services—1.5%
Archrock, Inc.		12,176	114,698
Atwood Oceanics, Inc.	†	12,095	151,429
Bristow Group, Inc.	†	6,407	73,104
CARBO Ceramics, Inc.	†	3,679	48,195
Dawson Geophysical Co.	*	3,681	30,000
Diamond Offshore Drilling, Inc.	†	11,921	290,038

		Shares	Value
Dril-Quip, Inc.	*	7,149	$417,716
Ensco plc, Class A (United Kingdom)		56,531	548,916
Era Group, Inc.	*	3,470	32,618
Exterran Corp.	*	6,088	78,231
Fairmount Santrol Holdings, Inc.	*†	10,656	82,158
FMC Technologies, Inc.	*	42,873	1,143,423
Forum Energy Technologies, Inc.	*	11,420	197,680
Frank’s International NV (Netherlands)	†	6,714	98,091
Geospace Technologies Corp.	*†	2,532	41,449
Helix Energy Solutions Group, Inc.	*	18,113	122,444
Hornbeck Offshore Services, Inc.	*	5,059	42,192
Independence Contract Drilling, Inc.	*	5,503	29,881
Matrix Service Co.	*	4,454	73,446
McDermott International, Inc.	*†	44,934	221,974
Nabors Industries Ltd.		52,881	531,454
Natural Gas Services Group, Inc.	*	2,483	56,861
Newpark Resources, Inc.	*	16,681	96,583
Noble Corp. plc (United Kingdom)		45,324	373,470
Oceaneering International, Inc.		18,074	539,690
Oil States International, Inc.	*	9,602	315,714
Parker Drilling Co.	*	23,214	53,160
Patterson-UTI Energy, Inc.		27,652	589,541
PHI, Inc. (Non-Voting Shares)	*	2,638	47,167
Pioneer Energy Services Corp.	*	11,528	53,029
RigNet, Inc.	*†	2,457	32,899
Rowan Cos. plc, Class A	†	22,880	404,061
RPC, Inc.	*†	11,371	176,592
SEACOR Holdings, Inc.	*	2,928	169,678
Seadrill Ltd. (United Kingdom)	*†	68,618	222,322
Superior Energy Services, Inc.		28,163	518,481
Tesco Corp.		7,240	48,436
TETRA Technologies, Inc.	*	13,207	84,128
Tidewater, Inc.	†	8,857	39,059
Transocean Ltd. (Switzerland)	†	65,860	783,075
Unit Corp.	*	9,048	140,787
US Silica Holdings, Inc.	†	12,058	415,639
Weatherford International plc (Switzerland)	*	169,965	943,306
Willbros Group, Inc.	*†	7,890	19,962

			10,492,777

Food & Staples Retailing—0.7%
Andersons, Inc. (The)		5,380	191,205
Casey’s General Stores, Inc.		7,287	958,313
Chefs’ Warehouse, Inc. (The)	*	3,665	58,640
Ingles Markets, Inc., Class A		2,649	98,808
Natural Grocers by Vitamin Cottage, Inc.	*	1,404	18,322
Performance Food Group Co.	*	6,888	185,356
PriceSmart, Inc.		3,602	337,039
Rite Aid Corp.	*	192,721	1,443,480

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Smart & Final Stores, Inc.	*†	3,814	$56,791
SpartanNash Co.		7,178	219,503
Sprouts Farmers Market, Inc.	*	27,463	628,903
SUPERVALU, Inc.	*	48,468	228,769
United Natural Foods, Inc.	*	8,967	419,656
US Foods Holding Corp.	*	8,207	198,938
Village Super Market, Inc., Class A		1,280	36,979
Weis Markets, Inc.		2,120	107,166

			5,187,868

Food Products—1.8%
Alico, Inc.		494	14,944
Amplify Snack Brands, Inc.	*†	5,385	79,429
B&G Foods, Inc.	†	11,766	567,121
Blue Buffalo Pet Products, Inc.	*†	11,117	259,471
Calavo Growers, Inc.		2,921	195,707
Cal-Maine Foods, Inc.	†	5,999	265,876
Darling Ingredients, Inc.	*	30,679	457,117
Dean Foods Co.		17,499	316,557
Farmer Brothers Co.	*	1,870	59,952
Flowers Foods, Inc.		31,849	597,169
Fresh Del Monte Produce, Inc.		6,228	338,990
Freshpet, Inc.	*†	4,959	46,267
Hain Celestial Group, Inc. (The)	*	19,086	949,529
Ingredion, Inc.		13,456	1,741,341
Inventure Foods, Inc.	*†	3,145	24,562
J&J Snack Foods Corp.		2,846	339,442
John B. Sanfilippo & Son, Inc.		1,673	71,320
Lancaster Colony Corp.		3,414	435,661
Landec Corp.	*	4,989	53,682
Lifeway Foods, Inc.	*†	778	7,523
Limoneira Co.	†	1,586	27,945
Omega Protein Corp.	*	4,487	89,695
Pilgrim’s Pride Corp.		11,205	285,503
Pinnacle Foods, Inc.		21,657	1,002,503
Post Holdings, Inc.	*	12,015	993,520
Sanderson Farms, Inc.	†	3,957	342,834
Seaboard Corp.	*	51	146,403
Seneca Foods Corp., Class A	*	1,290	46,711
Snyder’s-Lance, Inc.		14,948	506,588
Tootsie Roll Industries, Inc.	†	3,660	141,020
TreeHouse Foods, Inc.	*	10,226	1,049,699
WhiteWave Foods Co. (The)	*	32,592	1,529,868

			12,983,949

Gas Utilities—1.6%
AGL Resources, Inc.		22,524	1,485,908
Atmos Energy Corp.		18,964	1,542,153
Chesapeake Utilities Corp.		2,728	180,539
Delta Natural Gas Co., Inc.	†	1,247	33,594
National Fuel Gas Co.		13,985	795,467
New Jersey Resources Corp.	†	15,684	604,618
Northwest Natural Gas Co.		5,242	339,786
ONE Gas, Inc.		9,643	642,127
Piedmont Natural Gas Co., Inc.		15,054	905,047
Questar Corp.		32,866	833,810

		Shares	Value
South Jersey Industries, Inc.		14,997	$474,205
Southwest Gas Corp.		8,812	693,593
Spire, Inc.		8,557	606,178
UGI Corp.		32,262	1,459,856
WGL Holdings, Inc.		9,394	665,001

			11,261,882

Health Care Equipment & Supplies—3.3%
Abaxis, Inc.		4,266	201,483
ABIOMED, Inc.	*	7,477	817,161
Accuray, Inc.	*†	15,070	78,213
Alere, Inc.	*	16,203	675,341
Align Technology, Inc.	*	13,683	1,102,166
Analogic Corp.		2,430	193,039
AngioDynamics, Inc.	*	5,314	76,362
Anika Therapeutics, Inc.	*	2,511	134,715
AtriCure, Inc.	*	5,136	72,572
Atrion Corp.	†	291	124,507
Avinger, Inc.	*†	1,993	23,776
AxoGen, Inc.	*†	4,402	30,286
Cantel Medical Corp.		6,663	457,948
Cardiovascular Systems, Inc.	*†	6,442	118,372
Cerus Corp.	*†	18,804	117,337
ConforMIS, Inc.	*†	6,559	46,044
CONMED Corp.		5,145	245,571
Cooper Cos., Inc. (The)		9,011	1,546,017
Corindus Vascular Robotics, Inc.	*†	5,896	8,431
CryoLife, Inc.		5,830	68,852
Cutera, Inc.	*	1,903	21,333
Cynosure, Inc., Class A	*	4,407	214,379
DexCom, Inc.	*	15,396	1,221,365
Endologix, Inc.	*†	15,040	187,398
Entellus Medical, Inc.	*†	920	16,808
Exactech, Inc.	*	1,480	39,575
GenMark Diagnostics, Inc.	*	7,868	68,452
Glaukos Corp.	*	3,073	89,609
Globus Medical, Inc., Class A	*	12,715	302,998
Greatbatch, Inc.	*	5,676	175,559
Haemonetics Corp.	*	9,352	271,114
Halyard Health, Inc.	*	8,497	276,322
HeartWare International, Inc.	*	3,297	190,402
Hill-Rom Holdings, Inc.		12,239	617,458
Hologic, Inc.	*	52,227	1,807,054
ICU Medical, Inc.	*	2,836	319,759
IDEXX Laboratories, Inc.	*	16,928	1,571,934
Inogen, Inc.	*	3,028	151,733
Insulet Corp.	*	10,729	324,445
Integra LifeSciences Holdings Corp.	*	5,622	448,523
Invacare Corp.		6,320	76,662
InVivo Therapeutics Holdings Corp.	*†	4,253	24,582
iRadimed Corp.	*†	736	16,015
IRIDEX Corp.	*†	1,376	20,351
K2M Group Holdings, Inc.	*	4,749	73,704
LDR Holding Corp.	*	5,097	188,334
LeMaitre Vascular, Inc.		3,113	44,423
Masimo Corp.	*	8,102	425,477
Meridian Bioscience, Inc.		7,174	139,893
Merit Medical Systems, Inc.	*	8,748	173,473
Natus Medical, Inc.	*	6,010	227,178
Neogen Corp.	*	6,663	374,794
Nevro Corp.	*†	4,446	327,937

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Novocure Ltd. (Jersey)	*†	9,270	$108,181
NuVasive, Inc.	*	9,221	550,678
NxStage Medical, Inc.	*	11,835	256,583
OraSure Technologies, Inc.	*	8,723	51,553
Orthofix International NV	*	3,725	157,940
Oxford Immunotec Global plc (United Kingdom)	*†	4,716	42,444
Penumbra, Inc.	*†	4,660	277,270
Quidel Corp.	*	5,467	97,641
ResMed, Inc.		26,117	1,651,378
Rockwell Medical, Inc.	*†	8,627	65,306
RTI Surgical, Inc.	*	8,406	30,178
Second Sight Medical Products, Inc.	*†	819	2,932
Senseonics Holdings, Inc.	*†	5,073	19,937
Spectranetics Corp. (The)	*	7,119	133,196
STAAR Surgical Co.	*†	7,139	39,336
SurModics, Inc.	*	1,871	43,931
Symmetry Surgical, Inc.	*	1,792	23,529
Tandem Diabetes Care, Inc.	*	4,888	36,856
Teleflex, Inc.		8,178	1,450,041
TransEnterix, Inc.	*†	11,404	13,913
Utah Medical Products, Inc.		525	33,075
Vascular Solutions, Inc.	*	3,357	139,853
Veracyte, Inc.	*	845	4,250
ViewRay, Inc.	*†	1,173	4,798
West Pharmaceutical Services, Inc.		13,458	1,021,193
Wright Medical Group NV (Netherlands)	*	19,159	332,792
Zeltiq Aesthetics, Inc.	*†	6,394	174,748

			23,330,768

Health Care Providers & Services—2.2%
AAC Holdings, Inc.	*†	1,829	41,738
Acadia Healthcare Co., Inc.	*†	13,606	753,772
Aceto Corp.		4,950	108,355
Addus HomeCare Corp.	*	874	15,234
Adeptus Health, Inc., Class A	*†	2,277	117,630
Air Methods Corp.	*†	7,123	255,217
Almost Family, Inc.	*	1,537	65,492
Amedisys, Inc.	*	5,275	266,282
American Renal Associates Holdings, Inc.	*	1,592	46,120
AMN Healthcare Services, Inc.	*	8,905	355,933
Amsurg Corp.	*	10,084	781,913
BioScrip, Inc.	*†	14,738	37,582
BioTelemetry, Inc.	*	4,248	69,242
Brookdale Senior Living, Inc.	*	33,744	521,007
Capital Senior Living Corp.	*	5,534	97,786
Chemed Corp.		3,102	422,834
Civitas Solutions, Inc.	*	2,042	42,535
Community Health Systems, Inc.	*†	21,501	259,087
Corvel Corp.	*	1,817	78,458
Cross Country Healthcare, Inc.	*	6,564	91,371
Diplomat Pharmacy, Inc.	*†	8,481	296,835
Ensign Group, Inc. (The)		8,890	186,779
Envision Healthcare Holdings, Inc.	*	34,888	885,109

		Shares	Value
ExamWorks Group, Inc.	*	7,718	$268,972
Genesis Healthcare, Inc.	*	4,230	7,487
HealthEquity, Inc.	*	8,010	243,384
HealthSouth Corp.		16,686	647,751
Healthways, Inc.	*	5,769	66,632
Kindred Healthcare, Inc.		15,596	176,079
Landauer, Inc.		1,882	77,463
LHC Group, Inc.	*	2,530	109,498
LifePoint Health, Inc.	*	7,896	516,162
Magellan Health, Inc.	*	4,797	315,499
MEDNAX, Inc.	*	17,319	1,254,415
Molina Healthcare, Inc.	*	8,041	401,246
National HealthCare Corp.		2,079	134,594
National Research Corp., Class A		1,929	26,427
Nobilis Health Corp.	*†	8,378	18,683
Owens & Minor, Inc.		11,590	433,234
Patterson Cos., Inc.		15,759	754,699
PharMerica Corp.	*	5,445	134,274
Premier, Inc., Class A	*	8,545	279,422
Providence Service Corp. (The)	*	2,082	93,440
Quorum Health Corp.	*	5,375	57,566
RadNet, Inc.	*	5,263	28,104
Select Medical Holdings Corp.	*	19,844	215,704
Surgery Partners, Inc.	*	4,021	71,976
Surgical Care Affiliates, Inc.	*†	4,982	237,492
Team Health Holdings, Inc.	*	13,196	536,681
Teladoc, Inc.	*†	3,818	61,164
Tenet Healthcare Corp.	*	15,342	424,053
Triple-S Management Corp., Class B (Puerto Rico)	*	4,524	110,521
U.S. Physical Therapy, Inc.		2,234	134,509
Universal American Corp.		10,044	76,134
USMD Holdings, Inc.	*†	415	7,777
VCA, Inc.	*	15,019	1,015,435
WellCare Health Plans, Inc.	*	8,298	890,209

			15,622,997

Health Care Technology—0.6%
Allscripts Healthcare Solutions, Inc.	*	34,958	443,967
athenahealth, Inc.	*†	7,295	1,006,783
Castlight Health, Inc., Class B	*†	8,875	35,145
Computer Programs & Systems, Inc.	†	2,114	84,391
Cotiviti Holdings, Inc.	*	2,308	48,768
Evolent Health, Inc., Class A	*†	2,217	42,567
HealthStream, Inc.	*	4,918	130,425
HMS Holdings Corp.	*	15,676	276,055
Imprivata, Inc.	*	2,941	41,174
Inovalon Holdings, Inc., Class A	*†	10,933	196,903
Medidata Solutions, Inc.	*	10,137	475,121
Omnicell, Inc.	*	7,049	241,287
Press Ganey Holdings, Inc.	*†	4,072	160,233
Quality Systems, Inc.		8,711	103,748
Veeva Systems, Inc., Class A	*	17,911	611,123
Vocera Communications, Inc.	*	5,675	72,924

			3,970,614

Hotels, Restaurants & Leisure—2.6%
Aramark		45,256	1,512,456

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Belmond Ltd., Class A (United Kingdom)	*	18,365	$181,813
Biglari Holdings, Inc.	*	206	83,088
BJ’s Restaurants, Inc.	*	4,328	189,696
Bloomin’ Brands, Inc.		20,934	374,091
Bob Evans Farms, Inc.		3,564	135,254
Bojangles’, Inc.	*	2,172	36,815
Boyd Gaming Corp.	*	14,855	273,332
Brinker International, Inc.		10,257	467,001
Buffalo Wild Wings, Inc.	*	3,470	482,156
Caesars Acquisition Co., Class A	*	8,840	99,185
Caesars Entertainment Corp.	*†	10,894	83,775
Carrols Restaurant Group, Inc.	*	5,985	71,221
Century Casinos, Inc.	*	3,891	24,241
Cheesecake Factory, Inc. (The)	†	8,967	431,671
Choice Hotels International, Inc.		6,546	311,721
Churchill Downs, Inc.		2,510	317,164
Chuy’s Holdings, Inc.	*	3,373	116,740
ClubCorp Holdings, Inc.		11,895	154,635
Cracker Barrel Old Country Store, Inc.	†	3,573	612,662
Dave & Buster’s Entertainment, Inc.	*	7,008	327,904
Del Frisco’s Restaurant Group, Inc.	*	3,974	56,908
Del Taco Restaurants, Inc.	*	4,221	38,411
Denny’s Corp.	*	15,003	160,982
Diamond Resorts International, Inc.	*†	7,268	217,749
DineEquity, Inc.		3,144	266,548
Domino’s Pizza, Inc.		9,361	1,229,848
Dunkin’ Brands Group, Inc.		17,603	767,843
El Pollo Loco Holdings, Inc.	*†	3,166	41,158
Eldorado Resorts, Inc.	*	5,311	80,701
Empire Resorts, Inc.	*†	520	8,216
Extended Stay America, Inc.	†	13,770	205,861
Fiesta Restaurant Group, Inc.	*	4,707	102,660
Fogo De Chao, Inc.	*†	846	11,049
Golden Entertainment, Inc.	†	1,881	21,989
Habit Restaurants, Inc. (The), Class A	*†	2,735	44,799
Hyatt Hotels Corp., Class A	*†	4,388	215,626
International Game Technology plc		17,465	327,294
International Speedway Corp., Class A		5,069	169,558
Interval Leisure Group, Inc.		21,475	341,452
Intrawest Resorts Holdings, Inc.	*†	3,314	43,016
Isle of Capri Casinos, Inc.	*	4,632	84,858
J Alexander’s Holdings, Inc.	*	2,502	24,845
Jack in the Box, Inc.		6,075	521,964
Jamba, Inc.	*†	3,273	33,679
Kona Grill, Inc.	*†	2,212	23,713
Krispy Kreme Doughnuts, Inc.	*	10,456	219,158
La Quinta Holdings, Inc.	*	15,192	173,189
Lindblad Expeditions Holdings, Inc.	*	2,685	25,857

		Shares	Value
Luby’s, Inc.	*	3,549	$17,816
Marcus Corp. (The)		3,989	84,168
Marriott Vacations Worldwide Corp.		4,173	285,809
Monarch Casino & Resort, Inc.	*	2,050	45,038
Nathan’s Famous, Inc.	*†	555	24,698
Noodles & Co.	*†	1,842	18,015
Panera Bread Co., Class A	*	4,292	909,646
Papa John’s International, Inc.		5,057	343,876
Penn National Gaming, Inc.	*	14,861	207,311
Pinnacle Entertainment, Inc.	*	11,522	127,664
Planet Fitness, Inc., Class A	*†	2,602	49,126
Popeyes Louisiana Kitchen, Inc.	*	4,299	234,897
Potbelly Corp.	*†	4,371	54,812
Red Lion Hotels Corp.	*	2,588	18,789
Red Robin Gourmet Burgers, Inc.	*	2,773	131,523
Red Rock Resorts, Inc., Class A	*	5,486	120,582
Ruby Tuesday, Inc.	*	11,736	42,367
Ruth’s Hospitality Group, Inc.		6,805	108,540
Scientific Games Corp., Class A	*†	8,925	82,021
SeaWorld Entertainment, Inc.	†	12,718	182,249
Shake Shack, Inc., Class A	*†	2,886	105,137
Six Flags Entertainment Corp.		13,643	790,612
Sonic Corp.		8,619	233,144
Speedway Motorsports, Inc.		1,680	29,820
Texas Roadhouse, Inc.		12,851	586,006
Vail Resorts, Inc.		6,750	933,053
Wendy’s Co. (The)		39,271	377,787
Wingstop, Inc.	*†	2,894	78,862
Zoe’s Kitchen, Inc.	*†	3,187	115,592

			18,084,512

Household Durables—1.8%
Bassett Furniture Industries, Inc.		1,723	41,249
Beazer Homes USA, Inc.	*	6,831	52,940
CalAtlantic Group, Inc.	†	14,030	515,041
Cavco Industries, Inc.	*	1,545	144,767
Century Communities, Inc.	*	2,504	43,419
CSS Industries, Inc.		1,584	42,467
Ethan Allen Interiors, Inc.		4,253	140,519
Flexsteel Industries, Inc.		1,498	59,351
GoPro, Inc., Class A	*†	18,771	202,915
Green Brick Partners, Inc.	*†	3,764	27,364
Harman International Industries, Inc.		13,196	947,737
Helen of Troy Ltd.	*	5,335	548,651
Hooker Furniture Corp.		1,732	37,221
Hovnanian Enterprises, Inc., Class A	*†	21,157	35,544
Installed Building Products, Inc.	*	3,344	121,354
iRobot Corp.	*	4,635	162,596
KB Home	†	15,490	235,603
La-Z-Boy, Inc.		9,344	259,950
Leggett & Platt, Inc.		25,489	1,302,743
Lennar Corp., Class A		33,882	1,561,960

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Lennar Corp., Class B		1,554	$57,887
LGI Homes, Inc.	*†	2,862	91,412
Libbey, Inc.		3,551	56,425
Lifetime Brands, Inc.		1,617	23,592
M/I Homes, Inc.	*	4,003	75,376
MDC Holdings, Inc.		7,802	189,901
Meritage Homes Corp.	*	7,366	276,520
NACCO Industries, Inc., Class A		829	46,424
New Home Co., Inc. (The)	*†	1,400	13,356
NVR, Inc.	*	665	1,183,926
PulteGroup, Inc.		65,436	1,275,348
Taylor Morrison Home Corp., Class A	*	5,220	77,465
Tempur Sealy International, Inc.	*†	10,102	558,843
Toll Brothers, Inc.	*	29,362	790,131
TopBuild Corp.	*	7,032	254,558
TRI Pointe Group, Inc.	*	29,742	351,550
Tupperware Brands Corp.		9,408	529,482
UCP, Inc., Class A	*	1,430	11,469
Universal Electronics, Inc.	*†	2,462	177,953
WCI Communities, Inc.	*	3,999	67,583
William Lyon Homes, Class A	*†	3,916	63,126
ZAGG, Inc.	*	4,728	24,822

			12,680,540

Household Products—0.3%
Central Garden & Pet Co.	*	1,847	42,167
Central Garden & Pet Co., Class A	*	6,455	140,138
Energizer Holdings, Inc.		11,459	590,024
HRG Group, Inc.	*	21,932	301,126
Oil-Dri Corp of America		764	26,381
Orchids Paper Products Co.	†	1,826	64,951
Spectrum Brands Holdings, Inc.	†	4,642	553,837
WD-40 Co.		2,665	313,004

			2,031,628

Independent Power and Renewable Electricity Producers—0.6%
Atlantic Power Corp.		20,459	50,738
Atlantica Yield plc (Spain)	†	10,911	202,727
Calpine Corp.	*	68,016	1,003,236
Dynegy, Inc.	*	21,258	366,488
NRG Energy, Inc.		59,980	899,100
NRG Yield, Inc., Class A		7,296	111,045
NRG Yield, Inc., Class C		12,382	193,035
Ormat Technologies, Inc.		7,499	328,156
Pattern Energy Group, Inc.	†	10,857	249,385
Talen Energy Corp.	*	16,345	221,475
TerraForm Global, Inc., Class A	*†	16,818	54,827
TerraForm Power, Inc., Class A	*†	16,160	176,144
Vivint Solar, Inc.	*†	3,399	10,435

			3,866,791

Industrial Conglomerates—0.2%
Carlisle Cos., Inc.		12,043	1,272,704

		Shares	Value
Raven Industries, Inc.	†	6,841	$129,569

			1,402,273

Insurance—4.2%
Alleghany Corp.	*	2,800	1,538,824
Allied World Assurance Co. Holdings AG (Switzerland)		16,347	574,434
Ambac Financial Group, Inc.	*	7,905	130,116
American Equity Investment Life Holding Co.		14,698	209,447
American Financial Group, Inc.		12,819	947,709
American Independence Corp.	*	105	2,576
American National Insurance Co.		1,400	158,410
AMERISAFE, Inc.		3,489	213,597
AmTrust Financial Services, Inc.		16,533	405,059
Arch Capital Group Ltd. (Bermuda)	*	21,634	1,557,648
Argo Group International Holdings Ltd. (Bermuda)		5,696	295,612
Arthur J. Gallagher & Co.		32,882	1,565,183
Aspen Insurance Holdings Ltd. (Bermuda)		11,532	534,854
Assurant, Inc.		11,780	1,016,732
Assured Guaranty Ltd. (Bermuda)		25,860	656,068
Atlas Financial Holdings, Inc.	*†	1,852	31,891
Axis Capital Holdings Ltd. (Bermuda)		17,616	968,880
Baldwin & Lyons, Inc., Class B		1,792	44,191
Blue Capital Reinsurance Holdings Ltd. (Bermuda)		1,078	19,954
Brown & Brown, Inc.		21,820	817,595
Citizens, Inc.	*†	8,606	65,406
CNO Financial Group, Inc.		33,999	593,623
Crawford & Co., Class B		3,721	31,591
Donegal Group, Inc., Class A		1,264	20,843
eHealth, Inc.	*	3,302	46,294
EMC Insurance Group, Inc.		1,561	43,271
Employers Holdings, Inc.		5,724	166,111
Endurance Specialty Holdings Ltd. (Bermuda)		11,976	804,308
Enstar Group Ltd. (Bermuda)	*	2,113	342,285
Erie Indemnity Co., Class A		4,469	443,950
Everest Re Group Ltd. (Bermuda)		7,889	1,441,084
FBL Financial Group, Inc., Class A		1,939	117,639
Federated National Holding Co.		2,947	56,111
Fidelity & Guaranty Life	†	2,136	49,513
First American Financial Corp.		19,835	797,764
Genworth Financial, Inc., Class A	*	88,917	229,406
Global Indemnity plc (Ireland)	*	1,488	40,965
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*	5,625	113,400
Hallmark Financial Services, Inc.	*	2,249	26,066

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Hanover Insurance Group, Inc. (The)		8,096	$685,084
HCI Group, Inc.		1,491	40,674
Heritage Insurance Holdings, Inc.		4,070	48,718
Horace Mann Educators Corp.		7,441	251,431
Independence Holding Co.		1,901	34,161
Infinity Property & Casualty Corp.		2,246	181,162
Investors Title Co.		261	24,860
James River Group Holdings Ltd. (Bermuda)		2,643	89,756
Kemper Corp.		7,836	242,759
Maiden Holdings Ltd. (Bermuda)		10,098	123,600
MBIA, Inc.	*	24,418	166,775
Mercury General Corp.		5,028	267,288
National General Holdings Corp.		8,994	192,651
National Interstate Corp.		1,051	31,793
National Western Life Group, Inc., Class A		368	71,859
Navigators Group, Inc. (The)		1,990	183,020
Old Republic International Corp.		45,554	878,737
OneBeacon Insurance Group Ltd., Class A		4,581	63,218
Patriot National, Inc.	*†	1,460	11,943
Primerica, Inc.	†	8,625	493,695
ProAssurance Corp.		9,781	523,773
Reinsurance Group of America, Inc.		12,254	1,188,515
RenaissanceRe Holdings Ltd. (Bermuda)		7,925	930,712
RLI Corp.		7,166	492,877
Safety Insurance Group, Inc.		2,958	182,154
Selective Insurance Group, Inc.		10,521	402,007
State Auto Financial Corp.		2,585	56,637
State National Cos., Inc.		6,599	69,487
Stewart Information Services Corp.		4,354	180,299
Third Point Reinsurance Ltd. (Bermuda)	*	12,722	149,102
Torchmark Corp.		22,788	1,408,754
Trupanion, Inc.	*†	4,042	53,557
United Fire Group, Inc.		4,013	170,272
United Insurance Holdings Corp.	†	2,677	43,849
Universal Insurance Holdings, Inc.	†	5,857	108,823
Validus Holdings Ltd. (Bermuda)		14,233	691,581
W.R. Berkley Corp.		18,034	1,080,597
White Mountains Insurance Group Ltd.		907	763,694
WMIH Corp.	*	37,051	82,253

			29,780,537

Internet & Catalog Retail—0.4%
1-800-Flowers.com, Inc., Class A	*	3,472	31,317

		Shares	Value
Blue Nile, Inc.		2,444	$66,917
Duluth Holdings, Inc., Class B	*†	1,392	34,048
Etsy, Inc.	*	19,225	184,368
FTD Cos., Inc.	*	2,895	72,259
Groupon, Inc.	*†	79,746	259,175
HSN, Inc.		6,012	294,167
Lands’ End, Inc.	*†	2,788	45,779
Liberty TripAdvisor Holdings, Inc., Series A	*	13,320	291,442
Liberty Ventures, Series A	*	25,497	945,174
Nutrisystem, Inc.		5,029	127,535
Overstock.com, Inc.	*	2,104	33,895
PetMed Express, Inc.	†	3,185	59,751
Shutterfly, Inc.	*	6,185	288,283
Wayfair, Inc., Class A	*†	5,824	227,136

			2,961,246

Internet Software & Services—1.8%
2U, Inc.	*†	6,797	199,900
Alarm.com Holdings, Inc.	*†	1,349	34,575
Amber Road, Inc.	*†	1,500	11,565
Angie’s List, Inc.	*	7,000	45,570
Apigee Corp.	*	2,836	34,656
Appfolio, Inc., Class A	*†	943	13,636
Autobytel, Inc.	*	1,591	22,067
Bankrate, Inc.	*	11,716	87,636
Bazaarvoice, Inc.	*	15,162	60,800
Benefitfocus, Inc.	*†	2,371	90,383
Blucora, Inc.	*	7,679	79,554
Box, Inc., Class A	*†	8,951	92,553
Brightcove, Inc.	*	6,369	56,047
Carbonite, Inc.	*	2,935	28,558
Care.com, Inc.	*	1,973	23,045
ChannelAdvisor Corp.	*	3,431	49,715
Cimpress NV (Netherlands)	*†	4,790	442,979
comScore, Inc.	*	9,334	222,896
Cornerstone OnDemand, Inc.	*	9,988	380,143
CoStar Group, Inc.	*	5,997	1,311,304
Cvent, Inc.	*	5,578	199,246
Demandware, Inc.	*	7,006	524,749
DHI Group, Inc.	*	9,544	59,459
EarthLink Holdings Corp.		19,701	126,086
Endurance International Group Holdings, Inc.	*	9,873	88,758
Envestnet, Inc.	*	7,303	243,263
Everyday Health, Inc.	*	5,543	43,679
Five9, Inc.	*	6,091	72,483
Global Sources Ltd. (Hong Kong)	*	1,452	13,315
GoDaddy, Inc., Class A	*	8,645	269,638
Gogo, Inc.	*†	10,521	88,271
GrubHub, Inc.	*†	15,020	466,671
GTT Communications, Inc.	*	4,161	76,895
Hortonworks, Inc.	*	7,385	78,946
IAC/InterActiveCorp		13,433	756,278
inContact, Inc.	*	10,222	141,575
Instructure, Inc.	*	1,935	36,765
Intralinks Holdings, Inc.	*	8,511	55,321
j2 Global, Inc.		8,824	557,412
Limelight Networks, Inc.	*	17,003	25,334
Liquidity Services, Inc.	*	4,692	36,785
LivePerson, Inc.	*	8,795	55,760
LogMeIn, Inc.	*	4,862	308,397

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Marchex, Inc., Class B	*	5,699	$18,123
Marketo, Inc.	*	7,722	268,880
Match Group, Inc.	*†	5,829	87,872
MeetMe, Inc.	*	7,530	40,135
MINDBODY, Inc., Class A	*	2,652	42,803
Monster Worldwide, Inc.	*	16,068	38,403
New Relic, Inc.	*	4,027	118,313
NIC, Inc.		12,220	268,107
Numerex Corp., Class A	*	2,523	18,897
Pandora Media, Inc.	*†	41,223	513,226
Q2 Holdings, Inc.	*	4,732	132,591
QuinStreet, Inc.	*	5,214	18,510
Quotient Technology, Inc.	*†	11,898	159,552
Rackspace Hosting, Inc.	*	20,110	419,495
RealNetworks, Inc.	*	4,328	18,654
Reis, Inc.		1,345	33,491
RetailMeNot, Inc.	*	8,357	64,432
Rightside Group Ltd.	*†	2,121	22,567
SciQuest, Inc.	*	4,686	82,755
Shutterstock, Inc.	*†	3,401	155,766
SPS Commerce, Inc.	*	2,907	176,164
Stamps.com, Inc.	*†	3,008	262,959
TechTarget, Inc.	*	2,374	19,229
TrueCar, Inc.	*†	7,966	62,533
United Online, Inc.	*	3,846	42,306
Web.com Group, Inc.	*	8,197	149,021
WebMD Health Corp.	*†	7,025	408,223
Xactly Corp.	*	4,192	53,700
XO Group, Inc.	*	5,737	99,996
Yelp, Inc.	*	12,744	386,908
Zillow Group, Inc., Class A	*†	9,567	350,631
Zillow Group, Inc., Class C	*†	19,159	695,089

			12,841,999

IT Services—2.6%
Acxiom Corp.	*	13,925	306,211
ALJ Regional Holdings, Inc.	*†	3,274	16,370
Black Knight Financial Services, Inc., Class A	*	4,620	173,712
Blackhawk Network Holdings, Inc.	*	10,306	345,148
Booz Allen Hamilton Holding Corp.		21,248	629,791
Broadridge Financial Solutions, Inc.		22,086	1,440,007
CACI International, Inc., Class A	*	4,526	409,196
Cardtronics, Inc.	*	8,176	325,487
Cass Information Systems, Inc.		2,024	104,641
Convergys Corp.		16,723	418,075
CoreLogic, Inc.	*	16,567	637,498
CSG Systems International, Inc.		5,860	236,217
CSRA, Inc.		31,226	731,625
Datalink Corp.	*	4,947	37,102
DST Systems, Inc.		6,327	736,653
EPAM Systems, Inc.	*	8,948	575,446
Euronet Worldwide, Inc.	*	9,494	656,890
EVERTEC, Inc. (Puerto Rico)		12,275	190,753
ExlService Holdings, Inc.	*	6,073	318,286
Forrester Research, Inc.		1,490	54,921

		Shares	Value
Gartner, Inc.	*	15,016	$1,462,709
Genpact Ltd.	*	29,067	780,158
Hackett Group, Inc. (The)		4,524	62,748
Higher One Holdings, Inc.	*	5,609	28,662
Information Services Group, Inc.	*	5,669	21,259
Jack Henry & Associates, Inc.		15,130	1,320,395
Leidos Holdings, Inc.		12,213	584,636
Lionbridge Technologies, Inc.	*	11,139	43,999
ManTech International Corp., Class A		4,593	173,707
MAXIMUS, Inc.		12,062	667,873
MoneyGram International, Inc.	*	4,578	31,359
NCI, Inc., Class A		1,068	15,005
NeuStar, Inc., Class A	*†	10,275	241,565
Perficient, Inc.	*	7,080	143,795
PFSweb, Inc.	*	3,159	30,011
Planet Payment, Inc.	*	7,724	34,681
Sabre Corp.		38,498	1,031,361
Science Applications International Corp.		8,477	494,633
ServiceSource International, Inc.	*	9,931	40,022
Square, Inc., Class A	*†	9,606	86,934
Sykes Enterprises, Inc.	*	7,544	218,474
Syntel, Inc.	*	5,846	264,590
TeleTech Holdings, Inc.		3,175	86,138
Teradata Corp.	*	24,336	610,104
Travelport Worldwide Ltd. (United Kingdom)		21,484	276,929
Unisys Corp.	*	8,668	63,103
Virtusa Corp.	*	5,506	159,013
WEX, Inc.	*	7,229	640,995

			17,958,887

Leisure Products—0.5%
Arctic Cat, Inc.	†	2,262	38,454
Brunswick Corp.		16,941	767,766
Callaway Golf Co.		17,516	178,838
Escalade, Inc.		1,595	16,333
JAKKS Pacific, Inc.	*†	3,244	25,660
Johnson Outdoors, Inc., Class A		785	20,175
Malibu Boats, Inc., Class A	*	4,075	49,226
Marine Products Corp.		3,091	26,150
MCBC Holdings, Inc.		1,170	12,929
Nautilus, Inc.	*	6,380	113,819
Performance Sports Group Ltd.	*†	7,260	21,780
Polaris Industries, Inc.	†	11,361	928,875
Smith & Wesson Holding Corp.	*	9,907	269,272
Sturm Ruger & Co., Inc.		3,486	223,139
Vista Outdoor, Inc.	*	11,391	543,692

			3,236,108

Life Sciences Tools & Services—1.1%
Accelerate Diagnostics, Inc.	*†	3,846	55,344
Albany Molecular Research, Inc.	*†	4,893	65,762
Bio-Rad Laboratories, Inc., Class A	*	3,978	568,933
Bio-Techne Corp.		7,008	790,292

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Bruker Corp.		19,796	$450,161
Cambrex Corp.	*	5,715	295,637
Charles River Laboratories International, Inc.	*	8,752	721,515
ChromaDex Corp.	*†	5,063	20,961
Enzo Biochem, Inc.	*	7,241	43,229
Fluidigm Corp.	*†	5,173	46,712
INC Research Holdings, Inc., Class A	*	7,599	289,750
Luminex Corp.	*	7,419	150,086
NanoString Technologies, Inc.	*	1,700	21,420
NeoGenomics, Inc.	*	8,573	68,927
Pacific Biosciences of California, Inc.	*†	14,065	98,947
PAREXEL International Corp.	*	10,103	635,277
PerkinElmer, Inc.		20,966	1,099,038
PRA Health Sciences, Inc.	*	4,489	187,461
QIAGEN NV (Netherlands)	*	42,784	933,119
Quintiles Transnational Holdings, Inc.	*	15,456	1,009,586
VWR Corp.	*	14,444	417,431

			7,969,588

Machinery—4.0%
Actuant Corp., Class A		10,895	246,336
AGCO Corp.		12,875	606,799
Alamo Group, Inc.		1,977	130,423
Albany International Corp., Class A		5,205	207,836
Allison Transmission Holdings, Inc.		27,018	762,718
Altra Industrial Motion Corp.	†	5,246	141,537
American Railcar Industries, Inc.	†	1,579	62,323
Astec Industries, Inc.		3,453	193,886
Barnes Group, Inc.		10,101	334,545
Blue Bird Corp.	*†	1,333	15,863
Briggs & Stratton Corp.		8,514	180,327
Chart Industries, Inc.	*	5,455	131,629
CIRCOR International, Inc.		3,286	187,269
CLARCOR, Inc.		9,194	559,271
Colfax Corp.	*	18,384	486,441
Columbus McKinnon Corp.		3,189	45,124
Crane Co.		9,117	517,116
Donaldson Co., Inc.		23,921	821,926
Douglas Dynamics, Inc.		3,681	94,712
Dynamic Materials Corp.		2,558	27,498
Energy Recovery, Inc.	*	6,283	55,856
EnPro Industries, Inc.		4,328	192,120
ESCO Technologies, Inc.		4,502	179,810
ExOne Co. (The)	*†	1,694	17,906
Federal Signal Corp.		11,860	152,757
Flowserve Corp.		24,701	1,115,744
Franklin Electric Co., Inc.		8,722	288,262
FreightCar America, Inc.		2,798	39,312
Gencor Industries, Inc.	*	913	14,170
Global Brass & Copper Holdings, Inc.		3,564	97,262
Gorman-Rupp Co. (The)		3,896	106,789
Graco, Inc.		10,352	817,704
Graham Corp.		1,617	29,785

		Shares	Value
Greenbrier Cos., Inc. (The)	†	4,868	$141,805
Hardinge, Inc.		2,133	21,458
Harsco Corp.		14,896	98,909
Hillenbrand, Inc.		11,082	332,903
Hurco Cos., Inc.		1,248	34,732
Hyster-Yale Materials Handling, Inc.		1,930	114,816
IDEX Corp.		14,253	1,170,171
ITT, Inc.		16,920	541,102
John Bean Technologies Corp.		5,361	328,200
Joy Global, Inc.		18,345	387,813
Kadant, Inc.		2,207	113,683
Kennametal, Inc.		14,588	322,541
Lincoln Electric Holdings, Inc.		11,581	684,205
Lindsay Corp.	†	1,871	126,966
Lydall, Inc.	*	2,982	114,986
Manitowoc Co., Inc. (The)	†	25,826	140,752
Manitowoc Foodservice, Inc.	*	25,826	455,054
Meritor, Inc.	*	17,017	122,522
Middleby Corp. (The)	*	10,619	1,223,840
Milacron Holdings Corp.	*†	2,464	35,753
Miller Industries, Inc.		1,779	36,630
Mueller Industries, Inc.		10,541	336,047
Mueller Water Products, Inc., Class A		29,394	335,679
Navistar International Corp.	*†	8,389	98,067
NN, Inc.		4,187	58,576
Nordson Corp.		10,603	886,517
Omega Flex, Inc.		488	18,564
Oshkosh Corp.		13,641	650,812
Proto Labs, Inc.	*†	4,587	264,028
RBC Bearings, Inc.	*†	4,314	312,765
Rexnord Corp.	*	15,775	309,663
Snap-on, Inc.		10,850	1,712,347
SPX Corp.	*	7,635	113,380
SPX FLOW, Inc.	*	7,093	184,914
Standex International Corp.		2,506	207,071
Sun Hydraulics Corp.		4,279	127,044
Supreme Industries, Inc., Class A		2,367	32,428
Tennant Co.		3,191	171,899
Terex Corp.		19,811	402,361
Timken Co. (The)		12,849	393,950
Titan International, Inc.	†	8,071	50,040
Toro Co. (The)		10,179	897,788
TriMas Corp.	*	8,555	153,990
Trinity Industries, Inc.		28,363	526,701
Wabash National Corp.	*	12,487	158,585
WABCO Holdings, Inc.	*	10,115	926,231
Wabtec Corp.		16,643	1,168,838
Watts Water Technologies, Inc., Class A		5,251	305,923
Woodward, Inc.		9,982	575,362
Xylem, Inc.		33,568	1,498,811

			28,288,278

Marine—0.1%
Costamare, Inc. (Greece)		4,828	37,031
Kirby Corp.	*	9,974	622,278
Matson, Inc.		7,818	252,443
Scorpio Bulkers, Inc.	*	4,433	12,368

			924,120

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Media—1.9%
AMC Entertainment Holdings, Inc., Class A		3,960	$109,335
AMC Networks, Inc., Class A	*	11,396	688,546
Cable One, Inc.		875	447,484
Carmike Cinemas, Inc.	*	4,910	147,889
Central European Media Enterprises Ltd., Class A (Bermuda)	*†	9,570	20,193
Cinemark Holdings, Inc.		20,006	729,419
Clear Channel Outdoor Holdings, Inc., Class A		8,401	52,254
Daily Journal Corp.	*†	156	36,970
DreamWorks Animation SKG, Inc., Class A	*	14,424	589,509
Entercom Communications Corp., Class A		3,975	53,941
Entravision Communications Corp., Class A		12,297	82,636
Eros International plc	*†	4,755	77,364
EW Scripps Co. (The), Class A	*†	11,483	181,891
Gannett Co., Inc.		21,860	301,887
Global Eagle Entertainment, Inc.	*	8,562	56,852
Gray Television, Inc.	*	12,034	130,569
Hemisphere Media Group, Inc.	*†	1,387	16,367
IMAX Corp. (Canada)	*	11,113	327,611
Interpublic Group of Cos., Inc. (The)		75,627	1,746,984
John Wiley & Sons, Inc., Class A		8,205	428,137
Liberty Braves Group, Class A	*	1,670	25,117
Liberty Braves Group, Class C	*	5,743	84,192
Liberty Media Group, Class A	*	4,176	79,929
Liberty Media Group, Class C	*	8,426	159,841
Lions Gate Entertainment Corp.	†	17,572	355,481
Live Nation Entertainment, Inc.	*	24,803	582,870
Loral Space & Communications, Inc.	*	2,438	85,988
Madison Square Garden Co. (The), Class A	*	3,660	631,387
MDC Partners, Inc., Class A		9,520	174,121
Media General, Inc.	*	20,264	348,338
Meredith Corp.		6,979	362,280
MSG Networks, Inc., Class A	*	11,435	175,413
National CineMedia, Inc.		12,011	185,930
New Media Investment Group, Inc.		8,704	157,281
New York Times Co. (The), Class A		24,566	297,249
Nexstar Broadcasting Group, Inc., Class A	†	5,657	269,160
Radio One, Inc., Class D	*	4,367	13,931
Radio Unica Communications Corp.	*‡¥	1,900	—

		Shares	Value
Reading International, Inc., Class A	*	2,976	$37,170
Regal Entertainment Group, Class A	†	15,242	335,934
Saga Communications, Inc., Class A	†	404	15,974
Salem Media Group, Inc.		1,956	14,122
Scholastic Corp.		4,805	190,326
Sinclair Broadcast Group, Inc., Class A		12,184	363,814
Starz, Class A	*	15,753	471,330
TEGNA, Inc.		40,788	945,058
Time, Inc.		19,111	314,567
Townsquare Media, Inc., Class A	*	1,462	11,535
Tribune Media Co., Class A		14,727	577,004
tronc, Inc.		4,213	58,139
World Wrestling Entertainment, Inc., Class A	†	6,136	112,964

			13,662,283

Metals & Mining—1.2%
AK Steel Holding Corp.	*†	46,611	217,207
Allegheny Technologies, Inc.	†	20,276	258,519
Ampco-Pittsburgh Corp.		1,562	17,666
Carpenter Technology Corp.		8,256	271,870
Century Aluminum Co.	*†	9,652	61,097
Cliffs Natural Resources, Inc.	*†	35,903	203,570
Coeur Mining, Inc.	*	28,349	302,200
Commercial Metals Co.		21,485	363,096
Compass Minerals International, Inc.	†	6,310	468,139
Ferroglobe plc (United Kingdom)		11,203	96,458
Gold Resource Corp.		9,124	32,755
Handy & Harman Ltd.	*	640	16,762
Haynes International, Inc.		2,542	81,547
Hecla Mining Co.	†	71,193	363,084
Kaiser Aluminum Corp.		3,209	290,126
Materion Corp.		3,982	98,594
Olympic Steel, Inc.		1,772	48,393
Reliance Steel & Aluminum Co.		13,092	1,006,775
Royal Gold, Inc.		12,185	877,564
Ryerson Holding Corp.	*†	1,802	31,535
Schnitzer Steel Industries, Inc., Class A		4,380	77,088
Steel Dynamics, Inc.		44,221	1,083,415
Stillwater Mining Co.	*	22,735	269,637
SunCoke Energy, Inc.		11,225	65,330
Tahoe Resources, Inc.		56,105	839,892
TimkenSteel Corp.	†	7,314	70,361
United States Steel Corp.	†	26,322	443,789
Worthington Industries, Inc.		8,660	366,318

			8,322,787

Multiline Retail—0.2%
Big Lots, Inc.		9,113	456,652
Dillard’s, Inc., Class A	†	3,768	228,341
Fred’s, Inc., Class A		7,550	121,630
J.C. Penney Co., Inc.	*†	59,029	524,178
Ollie’s Bargain Outlet Holdings, Inc.	*†	3,724	92,690

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Sears Holdings Corp.	*†	2,629	$35,781
Tuesday Morning Corp.	*	7,151	50,200

			1,509,472

Multi-Utilities—0.7%
Avista Corp.		11,780	527,744
Black Hills Corp.	†	9,606	605,562
MDU Resources Group, Inc.		36,236	869,664
NorthWestern Corp.		9,052	570,910
TECO Energy, Inc.		43,529	1,203,142
Unitil Corp.		2,617	111,667
Vectren Corp.		15,562	819,650

			4,708,339

Oil, Gas & Consumable Fuels—2.9%
Abraxas Petroleum Corp.	*	16,099	18,192
Adams Resources & Energy, Inc.		479	18,442
Alon USA Energy, Inc.		5,059	32,782
Ardmore Shipping Corp. (Ireland)		2,905	19,667
Bill Barrett Corp.	*	9,354	59,772
California Resources Corp.	†	7,901	96,393
Callon Petroleum Co.	*	21,482	241,243
Carrizo Oil & Gas, Inc.	*	10,470	375,350
Chesapeake Energy Corp.	*	111,873	478,817
Clayton Williams Energy, Inc.	*	1,014	27,844
Clean Energy Fuels Corp.	*	19,604	68,026
Cobalt International Energy, Inc.	*†	75,812	101,588
CONSOL Energy, Inc.	†	42,360	681,572
Contango Oil & Gas Co.	*	3,036	37,161
CVR Energy, Inc.	†	2,695	41,773
Delek US Holdings, Inc.		10,301	136,076
Denbury Resources, Inc.		65,412	234,829
DHT Holdings, Inc. (Bermuda)		17,822	89,645
Diamondback Energy, Inc.	*	13,437	1,225,589
Dorian LPG Ltd.	*	4,126	29,088
Earthstone Energy, Inc.	*	341	3,676
Eclipse Resources Corp.	*†	9,001	30,063
Energen Corp.		18,171	876,024
EP Energy Corp., Class A	*†	6,635	34,369
Erin Energy Corp.	*†	3,633	8,756
Evolution Petroleum Corp.		6,187	33,843
EXCO Resources, Inc.	*†	31,828	41,376
Frontline Ltd. (Bermuda)	†	12,020	94,597
GasLog Ltd. (Monaco)	†	7,396	96,000
Gener8 Maritime, Inc.	*	7,219	46,202
Golar LNG Ltd. (Bermuda)	†	16,500	255,750
Green Plains, Inc.		7,235	142,674
Gulfport Energy Corp.	*	23,526	735,423
HollyFrontier Corp.		30,935	735,325
Isramco, Inc.	*†	156	12,831
Jones Energy, Inc., Class A	*	3,552	14,634
Kosmos Energy Ltd.	*	27,232	148,414
Laredo Petroleum, Inc.	*†	25,092	262,964
Matador Resources Co.	*†	15,202	301,000
Memorial Resource Development Corp.	*	18,939	300,751
Murphy Oil Corp.		31,047	985,742
Navios Maritime Acquisition Corp. (Monaco)		13,236	20,781

		Shares	Value
Newfield Exploration Co.	*	37,232	$1,644,910
Nordic American Tankers Ltd. (Norway)	†	15,557	216,087
Northern Oil and Gas, Inc.	*†	12,515	57,819
Oasis Petroleum, Inc.	*	32,645	304,904
Overseas Shipholding Group, Inc., Class A		6,597	72,501
Pacific Ethanol, Inc.	*†	4,373	23,833
Panhandle Oil and Gas, Inc., Class A		3,416	56,945
Par Pacific Holdings, Inc.	*	5,153	79,047
Parsley Energy, Inc., Class A	*	28,190	762,821
PBF Energy, Inc., Class A		18,315	435,531
PDC Energy, Inc.	*	8,424	485,307
QEP Resources, Inc.		40,474	713,557
Renewable Energy Group, Inc.	*	6,699	59,152
REX American Resources Corp.	*	1,034	61,864
Rice Energy, Inc.	*	22,189	489,046
Ring Energy, Inc.	*	7,717	68,064
RSP Permian, Inc.	*	14,596	509,254
Sanchez Energy Corp.	*	9,850	69,541
Scorpio Tankers, Inc. (Monaco)		33,159	139,268
SemGroup Corp., Class A		8,549	278,355
Ship Finance International Ltd. (Norway)	†	10,743	158,352
SM Energy Co.		12,442	335,934
Southwestern Energy Co.	*	74,492	937,109
Synergy Resources Corp.	*	35,637	237,342
Targa Resources Corp.		29,695	1,251,347
Teekay Corp. (Bermuda)		8,545	60,926
Teekay Tankers Ltd., Class A (Bermuda)		18,100	53,938
W&T Offshore, Inc.	*†	5,802	13,461
Western Refining, Inc.	†	12,977	267,716
Westmoreland Coal Co.	*†	3,181	30,283
Whiting Petroleum Corp.	*	37,167	344,166
World Fuel Services Corp.		12,896	612,431
WPX Energy, Inc.	*	51,600	480,396

			20,506,251

Paper & Forest Products—0.3%
Boise Cascade Co.	*	7,479	171,643
Clearwater Paper Corp.	*†	2,994	195,718
Deltic Timber Corp.	†	1,869	125,466
Domtar Corp.		11,673	408,672
KapStone Paper and Packaging Corp.		15,462	201,160
Louisiana-Pacific Corp.	*	26,826	465,431
Neenah Paper, Inc.		3,125	226,156
P.H. Glatfelter Co.		8,163	159,668
Schweitzer-Mauduit International, Inc.		5,613	198,027

			2,151,941

Personal Products—0.5%
Avon Products, Inc.		78,700	297,486
Coty, Inc., Class A	†	9,018	234,378
Edgewell Personal Care Co.	*	11,320	955,521
Elizabeth Arden, Inc.	*	4,409	60,668
Herbalife Ltd.	*	13,825	809,177
Inter Parfums, Inc.		2,745	78,425

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Lifevantage Corp.	*†	2,508	$34,109
Medifast, Inc.		1,758	58,489
Natural Health Trends Corp.	†	1,262	35,576
Nature’s Sunshine Products, Inc.		1,727	16,458
Nu Skin Enterprises, Inc., Class A	†	10,513	485,595
Nutraceutical International Corp.	*	1,355	31,368
Revlon, Inc., Class A	*	1,782	57,345
Synutra International, Inc.	*	2,931	11,167
USANA Health Sciences, Inc.	*	890	99,173

			3,264,935

Pharmaceuticals—1.0%
AcelRx Pharmaceuticals, Inc.	*	6,457	17,369
Aclaris Therapeutics, Inc.	*†	1,044	19,283
Aerie Pharmaceuticals, Inc.	*†	4,463	78,549
Agile Therapeutics, Inc.	*	2,727	20,752
Akorn, Inc.	*	15,709	447,471
Amphastar Pharmaceuticals, Inc.	*	6,599	106,376
Ampio Pharmaceuticals, Inc.	*†	8,016	10,341
ANI Pharmaceuticals, Inc.	*†	1,641	91,601
Aratana Therapeutics, Inc.	*†	6,947	43,905
Axsome Therapeutics, Inc.	*†	1,967	14,831
Bio-Path Holdings, Inc.	*†	15,153	30,154
Catalent, Inc.	*	18,488	425,039
Cempra, Inc.	*†	7,008	115,562
Collegium Pharmaceutical, Inc.	*†	1,749	20,726
Corcept Therapeutics, Inc.	*†	13,828	75,501
Depomed, Inc.	*†	11,247	220,666
Dermira, Inc.	*	3,895	113,929
Durect Corp.	*†	18,002	21,962
Egalet Corp.	*†	4,042	20,048
Endo International plc (Ireland)	*	39,176	610,754
Endocyte, Inc.	*	5,585	17,928
Flex Pharma, Inc.	*†	940	9,597
Heska Corp.	*	1,493	55,495
Horizon Pharma plc	*	29,442	484,910
Impax Laboratories, Inc.	*	14,026	404,229
Innoviva, Inc.	†	15,893	167,353
Intersect ENT, Inc.	*	4,721	61,043
Intra-Cellular Therapies, Inc.	*	6,359	246,856
Lannett Co., Inc.	*†	5,587	132,915
Lipocine, Inc.	*†	3,021	9,184
Medicines Co. (The)	*†	12,877	433,054
MyoKardia, Inc.	*	1,135	14,074
Nektar Therapeutics	*	24,242	344,964
Neos Therapeutics, Inc.	*†	3,767	34,958
Ocular Therapeutix, Inc.	*†	3,610	17,869
Omeros Corp.	*†	7,562	79,552
Pacira Pharmaceuticals, Inc.	*	6,567	221,505
Paratek Pharmaceuticals, Inc.	*†	1,952	27,152
Phibro Animal Health Corp., Class A		3,507	65,441
Prestige Brands Holdings, Inc.	*	9,900	548,460
Reata Pharmaceuticals, Inc., Class A	*†	1,038	20,500
Relypsa, Inc.	*†	7,000	129,500
Revance Therapeutics, Inc.	*†	3,900	53,040

		Shares	Value
Sagent Pharmaceuticals, Inc.	*	4,122	$61,748
SciClone Pharmaceuticals, Inc.	*	8,318	108,633
Sucampo Pharmaceuticals, Inc., Class A	*	4,057	44,505
Supernus Pharmaceuticals, Inc.	*	8,702	177,260
Teligent, Inc.	*†	8,544	61,004
Tetraphase Pharmaceuticals, Inc.	*	6,987	30,044
TherapeuticsMD, Inc.	*†	28,090	238,765
Theravance Biopharma, Inc. (Cayman Islands)	*†	6,735	152,817
Titan Pharmaceuticals, Inc.	*†	3,432	18,773
WaVe Life Sciences Ltd.	*†	1,349	27,911
XenoPort, Inc.	*	12,296	86,564
Zogenix, Inc.	*†	5,128	41,280

			7,133,702

Professional Services—1.0%
Acacia Research Corp.		8,726	38,394
Advisory Board Co. (The)	*	7,812	276,467
Barrett Business Services, Inc.		1,514	62,558
CBIZ, Inc.	*	9,861	102,653
CEB, Inc.		6,047	372,979
CRA International, Inc.	*	1,427	35,989
Dun & Bradstreet Corp. (The)		6,817	830,583
Exponent, Inc.		4,824	281,770
Franklin Covey Co.	*	2,778	42,587
FTI Consulting, Inc.	*	7,721	314,090
GP Strategies Corp.	*	2,402	52,099
Heidrick & Struggles International, Inc.		3,000	50,640
Hill International, Inc.	*	4,200	17,094
Huron Consulting Group, Inc.	*	4,091	247,178
ICF International, Inc.	*	3,902	159,592
IDI, Inc.	*†	2,686	12,705
Insperity, Inc.		3,065	236,710
Kelly Services, Inc., Class A		5,823	110,462
Kforce, Inc.		4,412	74,519
Korn/Ferry International		10,640	220,248
ManpowerGroup, Inc.		13,643	877,791
Mistras Group, Inc.	*	3,345	79,845
Navigant Consulting, Inc.	*	9,460	152,779
On Assignment, Inc.	*	9,272	342,600
Resources Connection, Inc.		6,845	101,169
Robert Half International, Inc.		24,020	916,603
RPX Corp.	*	9,075	83,218
TransUnion	*	9,869	330,019
TriNet Group, Inc.	*	7,825	162,682
TrueBlue, Inc.	*	7,816	147,879
WageWorks, Inc.	*	6,791	406,170

			7,140,072

Real Estate Investment Trusts (REITs)—11.5%
Acadia Realty Trust REIT		13,183	468,260
AG Mortgage Investment Trust, Inc. REIT		4,573	66,034
Agree Realty Corp. REIT		4,070	196,337
Alexander’s, Inc. REIT		383	156,735
Alexandria Real Estate Equities, Inc. REIT		13,685	1,416,671

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Altisource Residential Corp. REIT (Virgin Islands, U.S.)	†	10,276	$94,436
American Assets Trust, Inc. REIT		7,136	302,852
American Campus Communities, Inc. REIT		24,498	1,295,209
American Capital Agency Corp. REIT		63,004	1,248,739
American Capital Mortgage Investment Corp. REIT		9,452	149,247
American Homes 4 Rent, Class A REIT		31,738	649,994
Anworth Mortgage Asset Corp. REIT		15,695	73,767
Apartment Investment & Management Co., Class A REIT		29,576	1,306,076
Apollo Commercial Real Estate Finance, Inc. REIT	†	10,930	175,645
Apollo Residential Mortgage, Inc. REIT		5,862	78,551
Apple Hospitality REIT, Inc. REIT	†	32,123	604,234
Ares Commercial Real Estate Corp. REIT		4,696	57,714
Armada Hoffler Properties, Inc. REIT		6,489	89,159
ARMOUR Residential REIT, Inc. REIT	†	6,115	122,300
Ashford Hospitality Prime, Inc. REIT		5,000	70,700
Ashford Hospitality Trust, Inc. REIT		16,019	86,022
Bluerock Residential Growth REIT, Inc. REIT	†	3,018	39,234
Brandywine Realty Trust REIT		33,017	554,686
Brixmor Property Group, Inc. REIT		35,795	947,136
Camden Property Trust REIT		16,021	1,416,577
Capstead Mortgage Corp. REIT		17,141	166,268
Care Capital Properties, Inc. REIT		15,412	403,949
CareTrust REIT, Inc. REIT		9,585	132,081
CatchMark Timber Trust, Inc., Class A REIT		6,582	80,432
CBL & Associates Properties, Inc. REIT		30,737	286,161
Cedar Realty Trust, Inc. REIT		17,211	127,878
Chatham Lodging Trust REIT		7,320	160,894
Chesapeake Lodging Trust REIT		11,110	258,308
Chimera Investment Corp. REIT		35,132	551,572
City Office REIT, Inc. REIT (Canada)	†	3,430	44,521
Colony Capital, Inc., Class A REIT	†	20,195	309,993
Colony Starwood Homes REIT		12,012	365,405
Columbia Property Trust, Inc. REIT		23,177	495,988

		Shares	Value
Communications Sales & Leasing, Inc. REIT		22,893	$661,608
Community Healthcare Trust, Inc. REIT	†	2,301	48,643
CorEnergy Infrastructure Trust, Inc. REIT	†	2,351	67,826
CoreSite Realty Corp. REIT		6,205	550,321
Corporate Office Properties Trust REIT		17,432	515,464
Corrections Corp. of America REIT		21,893	766,693
Cousins Properties, Inc. REIT		38,843	403,967
CubeSmart REIT		33,264	1,027,192
CyrusOne, Inc. REIT		13,396	745,621
CYS Investments, Inc. REIT		29,480	246,748
DCT Industrial Trust, Inc. REIT		16,868	810,339
DDR Corp. REIT		57,652	1,045,807
DiamondRock Hospitality Co. REIT		36,967	333,812
Douglas Emmett, Inc. REIT		26,667	947,212
Duke Realty Corp. REIT		64,905	1,730,367
DuPont Fabros Technology, Inc. REIT		13,880	659,855
Dynex Capital, Inc. REIT		9,171	63,647
Easterly Government Properties, Inc. REIT		4,398	86,773
EastGroup Properties, Inc. REIT		5,701	392,913
Education Realty Trust, Inc. REIT		12,359	570,244
Empire State Realty Trust, Inc., Class A REIT		22,713	431,320
EPR Properties REIT		11,800	952,024
Equity Commonwealth REIT	*	23,760	692,129
Equity LifeStyle Properties, Inc. REIT		14,458	1,157,363
Equity One, Inc. REIT		17,102	550,342
Farmland Partners, Inc. REIT		2,124	24,044
FelCor Lodging Trust, Inc. REIT		26,369	164,279
First Industrial Realty Trust, Inc. REIT		21,919	609,787
First Potomac Realty Trust REIT		11,442	105,266
Forest City Realty Trust, Inc., Class A REIT		42,791	954,667
Four Corners Property Trust, Inc. REIT		11,028	227,067
Franklin Street Properties Corp. REIT		18,133	222,492
Gaming and Leisure Properties, Inc. REIT		35,006	1,207,007
GEO Group, Inc. (The) REIT		13,535	462,626
Getty Realty Corp. REIT		5,026	107,808
Gladstone Commercial Corp. REIT		4,841	81,765
Global Net Lease, Inc. REIT		31,136	247,531
Government Properties Income Trust REIT	†	13,119	302,524
Gramercy Property Trust REIT		78,619	724,867
Great Ajax Corp. REIT		2,379	32,997

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT		7,258	$156,773
Hatteras Financial Corp. REIT		17,686	290,050
Healthcare Realty Trust, Inc. REIT		19,419	679,471
Healthcare Trust of America, Inc., Class A REIT		25,768	833,337
Hersha Hospitality Trust REIT		9,158	157,060
Highwoods Properties, Inc. REIT		17,952	947,866
Hospitality Properties Trust REIT		28,064	808,243
Hudson Pacific Properties, Inc. REIT		15,736	459,176
Independence Realty Trust, Inc. REIT		7,729	63,223
InfraREIT, Inc. REIT		7,352	128,954
Invesco Mortgage Capital, Inc. REIT		20,044	274,402
Investors Real Estate Trust REIT	†	24,186	156,483
Iron Mountain, Inc. REIT		48,830	1,944,899
iStar, Inc. REIT	*	12,916	123,864
Kilroy Realty Corp. REIT		16,954	1,123,881
Kite Realty Group Trust REIT		15,383	431,186
Ladder Capital Corp. REIT		7,496	91,451
Lamar Advertising Co., Class A REIT		15,372	1,019,164
LaSalle Hotel Properties REIT		20,615	486,102
Lexington Realty Trust REIT		42,700	431,697
Liberty Property Trust REIT		27,188	1,079,907
LTC Properties, Inc. REIT		7,144	369,559
Mack-Cali Realty Corp. REIT		17,060	460,620
Medical Properties Trust, Inc. REIT		44,151	671,537
MFA Financial, Inc. REIT		67,909	493,698
Mid-America Apartment Communities, Inc. REIT		14,119	1,502,262
Monmouth Real Estate Investment Corp. REIT		12,585	166,877
Monogram Residential Trust, Inc. REIT	†	30,960	316,102
National Health Investors, Inc. REIT		6,772	508,509
National Retail Properties, Inc. REIT		26,776	1,384,855
National Storage Affiliates Trust REIT		3,668	76,368
New Residential Investment Corp. REIT		41,057	568,229
New Senior Investment Group, Inc. REIT		14,163	151,261
New York Mortgage Trust, Inc. REIT	†	20,960	127,856
New York REIT, Inc. REIT		31,052	287,231
NexPoint Residential Trust, Inc. REIT		3,035	55,237
NorthStar Realty Europe Corp. REIT		10,426	96,441
NorthStar Realty Finance Corp. REIT		33,244	379,979

		Shares	Value
Omega Healthcare Investors, Inc. REIT	†	34,523	$1,172,056
One Liberty Properties, Inc. REIT	†	1,927	45,959
Orchid Island Capital, Inc. REIT	†	2,938	30,232
Outfront Media, Inc. REIT		25,879	625,495
Owens Realty Mortgage, Inc. REIT	†	1,831	30,468
Paramount Group, Inc. REIT		33,766	538,230
Parkway Properties, Inc. REIT		15,719	262,979
Pebblebrook Hotel Trust REIT		13,220	347,025
Pennsylvania Real Estate Investment Trust REIT		12,554	269,283
PennyMac Mortgage Investment Trust REIT		13,445	218,212
Physicians Realty Trust REIT		25,735	540,692
Piedmont Office Realty Trust, Inc., Class A REIT		27,133	584,445
Post Properties, Inc. REIT		9,958	607,936
Potlatch Corp. REIT		7,237	246,782
Preferred Apartment Communities, Inc., Class A REIT		5,032	74,071
PS Business Parks, Inc. REIT		3,550	376,584
QTS Realty Trust, Inc., Class A REIT		8,671	485,403
RAIT Financial Trust REIT		13,669	42,784
Ramco-Gershenson Properties Trust REIT		14,501	284,365
Rayonier, Inc. REIT		22,647	594,257
Redwood Trust, Inc. REIT	†	14,817	204,623
Regency Centers Corp. REIT		18,047	1,511,075
Resource Capital Corp. REIT	†	6,250	80,375
Retail Opportunity Investments Corp. REIT		18,235	395,152
Retail Properties of America, Inc., Class A REIT		44,520	752,388
Rexford Industrial Realty, Inc. REIT		12,652	266,831
RLJ Lodging Trust REIT		22,600	484,770
Rouse Properties, Inc. REIT		6,437	117,475
Ryman Hospitality Properties, Inc. REIT		7,994	404,896
Sabra Health Care REIT, Inc. REIT		12,111	249,911
Saul Centers, Inc. REIT		1,580	97,502
Select Income REIT		11,795	306,552
Senior Housing Properties Trust REIT		44,132	919,270
Seritage Growth Properties, Class A REIT		4,556	227,071
Silver Bay Realty Trust Corp. REIT		6,492	110,559
Sovran Self Storage, Inc. REIT		8,699	912,699
Spirit Realty Capital, Inc. REIT		89,914	1,148,202
STAG Industrial, Inc. REIT		12,786	304,435
Starwood Property Trust, Inc. REIT		43,513	901,589
STORE Capital Corp. REIT		28,752	846,746
Summit Hotel Properties, Inc. REIT		16,301	215,825
Sun Communities, Inc. REIT		11,691	895,998

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Sunstone Hotel Investors, Inc. REIT		40,449	$488,219
Tanger Factory Outlet Centers, Inc. REIT		17,801	715,244
Taubman Centers, Inc. REIT		11,297	838,237
Terreno Realty Corp. REIT		8,232	212,962
Tier REIT, Inc. REIT	†	8,716	133,616
Two Harbors Investment Corp. REIT		64,820	554,859
UMH Properties, Inc. REIT		5,533	62,246
United Development Funding IV REIT	†‡	4,907	10,992
Universal Health Realty Income Trust REIT		2,317	132,486
Urban Edge Properties REIT		16,370	488,808
Urstadt Biddle Properties, Inc., Class A REIT		4,932	122,215
Washington Real Estate Investment Trust REIT		13,918	437,860
Weingarten Realty Investors REIT		22,660	924,981
Western Asset Mortgage Capital Corp. REIT	†	6,991	65,646
Whitestone REIT		5,035	75,928
WP Carey, Inc. REIT		19,415	1,347,789
WP GLIMCHER, Inc. REIT		34,213	382,843
Xenia Hotels & Resorts, Inc. REIT		20,691	347,195

			81,359,860

Real Estate Management & Development—0.6%
Alexander & Baldwin, Inc.		8,598	310,732
Altisource Portfolio Solutions SA (Luxembourg)	*†	2,211	61,554
AV Homes, Inc.	*†	1,495	18,269
Consolidated-Tomoka Land Co.	†	951	45,144
Forestar Group, Inc.	*	6,325	75,204
FRP Holdings, Inc.	*	1,038	35,811
Griffin Industrial Realty, Inc.		125	3,831
HFF, Inc., Class A		6,628	191,417
Howard Hughes Corp. (The)	*	6,828	780,577
Jones Lang LaSalle, Inc.		8,577	835,829
Kennedy-Wilson Holdings, Inc.		17,044	323,154
Marcus & Millichap, Inc.	*	2,227	56,588
RE/MAX Holdings, Inc., Class A		3,278	131,972
Realogy Holdings Corp.	*	27,568	800,024
RMR Group, Inc. (The), Class A		1,230	38,093
St. Joe Co. (The)	*	9,353	165,735
Stratus Properties, Inc.	*	1,136	21,277
Tejon Ranch Co.	*	2,591	61,251
Trinity Place Holdings, Inc.	*†	3,533	27,169

			3,983,631

Road & Rail—0.8%
AMERCO		1,162	435,227
ArcBest Corp.		4,426	71,922
Avis Budget Group, Inc.	*	15,803	509,331
Celadon Group, Inc.		4,371	35,711
Covenant Transportation Group, Inc., Class A	*†	1,878	33,935

		Shares	Value
Genesee & Wyoming, Inc., Class A	*	10,602	$624,988
Heartland Express, Inc.	†	9,553	166,127
Hertz Global Holdings, Inc.	*	68,852	762,192
Knight Transportation, Inc.		12,452	330,974
Landstar System, Inc.		7,912	543,238
Marten Transport Ltd.		4,968	98,366
Old Dominion Freight Line, Inc.	*	12,766	769,917
PAM Transportation Services, Inc.	*	530	8,422
Roadrunner Transportation Systems, Inc.	*	4,782	35,674
Ryder System, Inc.		10,024	612,867
Saia, Inc.	*	5,013	126,027
Swift Transportation Co.	*†	14,397	221,858
Universal Logistics Holdings, Inc.		1,615	20,833
USA Truck, Inc.	*	2,467	43,197
Werner Enterprises, Inc.		8,408	193,132
YRC Worldwide, Inc.	*†	6,442	56,690

			5,700,628

Semiconductors & Semiconductor Equipment—2.0%
Acacia Communications, Inc.	*	955	38,143
Advanced Energy Industries, Inc.	*	7,214	273,843
Advanced Micro Devices, Inc.	*	121,916	626,648
Alpha & Omega Semiconductor Ltd.	*	2,749	38,294
Ambarella, Inc.	*†	5,812	295,308
Amkor Technology, Inc.	*	17,448	100,326
Applied Micro Circuits Corp.	*	14,794	94,977
Axcelis Technologies, Inc.	*	20,883	56,175
Brooks Automation, Inc.		11,493	128,951
Cabot Microelectronics Corp.		4,276	181,046
Cavium, Inc.	*	10,776	415,954
CEVA, Inc.	*	3,801	103,273
Cirrus Logic, Inc.	*	11,739	455,356
Cohu, Inc.		4,103	44,518
Cree, Inc.	*†	18,855	460,816
Cypress Semiconductor Corp.	†	58,626	618,504
Diodes, Inc.	*	7,042	132,319
DSP Group, Inc.	*	4,251	45,103
Entegris, Inc.	*	26,316	380,793
Exar Corp.	*	7,230	58,201
Fairchild Semiconductor International, Inc.	*	21,953	435,767
First Solar, Inc.	*	14,184	687,640
FormFactor, Inc.	*	12,781	114,902
GigPeak, Inc.	*	8,472	16,605
Inphi Corp.	*	7,146	228,886
Integrated Device Technology, Inc.	*	25,327	509,832
Intersil Corp., Class A		24,992	338,392
IXYS Corp.		5,582	57,215
Kopin Corp.	*	10,484	23,274
Lattice Semiconductor Corp.	*	22,371	119,685
MACOM Technology Solutions Holdings, Inc.	*†	4,029	132,876
Marvell Technology Group Ltd. (Bermuda)		76,260	726,758
MaxLinear, Inc., Class A	*	10,155	182,587
Microsemi Corp.	*	21,175	691,999
MKS Instruments, Inc.		9,864	424,744

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Monolithic Power Systems, Inc.		7,140	$487,805
Nanometrics, Inc.	*	4,969	103,306
NeoPhotonics Corp.	*	4,471	42,609
NVE Corp.		771	45,219
ON Semiconductor Corp.	*	78,472	692,123
PDF Solutions, Inc.	*	4,882	68,299
Photronics, Inc.	*	13,119	116,890
Power Integrations, Inc.		5,369	268,826
Rambus, Inc.	*†	21,444	259,044
Rudolph Technologies, Inc.	*	5,424	84,235
Semtech Corp.	*	11,570	276,060
Sigma Designs, Inc.	*	5,668	36,445
Silicon Laboratories, Inc.	*	7,659	373,300
SunPower Corp.	*†	10,165	157,456
Synaptics, Inc.	*	6,904	371,090
Teradyne, Inc.		38,041	749,027
Tessera Technologies, Inc.		9,159	280,632
Ultra Clean Holdings, Inc.	*	4,140	23,557
Ultratech, Inc.	*	4,638	106,535
Veeco Instruments, Inc.	*	7,694	127,413
Xcerra Corp.	*	8,847	50,870

			13,960,451

Software—3.9%
A10 Networks, Inc.	*	8,134	52,627
ACI Worldwide, Inc.	*	21,471	418,899
American Software, Inc., Class A		3,570	37,414
ANSYS, Inc.	*	16,499	1,497,284
Aspen Technology, Inc.	*	15,240	613,258
Atlassian Corp. plc, Class A (Australia)	*†	4,875	126,262
AVG Technologies NV (Netherlands)	*	8,123	154,256
Barracuda Networks, Inc.	*	4,054	61,378
Blackbaud, Inc.		8,976	609,470
Bottomline Technologies de, Inc.	*	7,299	157,147
BroadSoft, Inc.	*	5,523	226,609
Cadence Design Systems, Inc.	*	56,076	1,362,647
Callidus Software, Inc.	*	10,487	209,530
CommVault Systems, Inc.	*	7,306	315,546
Digimarc Corp.	*†	1,665	53,213
Ebix, Inc.	†	4,796	229,728
Ellie Mae, Inc.	*	5,443	498,851
EnerNOC, Inc.	*†	4,402	27,821
Epiq Systems, Inc.		6,860	100,156
Exa Corp.	*	2,530	36,559
Fair Isaac Corp.		5,677	641,558
FireEye, Inc.	*†	28,328	466,562
Fleetmatics Group plc (Ireland)	*	7,035	304,827
Fortinet, Inc.	*	27,148	857,605
Gigamon, Inc.	*	6,033	225,574
Globant SA (Luxembourg)	*†	4,741	186,558
Glu Mobile, Inc.	*†	20,771	45,696
Guidance Software, Inc.	*	2,669	16,521
Guidewire Software, Inc.	*	13,555	837,157
HubSpot, Inc.	*	5,338	231,776
Imperva, Inc.	*	5,331	229,286
Infoblox, Inc.	*	10,585	198,575
Interactive Intelligence Group, Inc.	*	3,089	126,618

		Shares	Value
Jive Software, Inc.	*	13,764	$51,753
Majesco	*	1,037	5,506
Manhattan Associates, Inc.	*	13,473	864,023
Mentor Graphics Corp.		19,888	422,819
MicroStrategy, Inc., Class A	*	1,717	300,509
Mitek Systems, Inc.	*	5,372	38,195
MobileIron, Inc.	*	10,705	32,650
Model N, Inc.	*	3,185	42,520
Monotype Imaging Holdings, Inc.		7,430	183,001
NetSuite, Inc.	*†	7,628	555,318
Nuance Communications, Inc.	*	41,862	654,303
Park City Group, Inc.	*†	1,600	14,352
Paycom Software, Inc.	*†	8,140	351,729
Paylocity Holding Corp.	*†	3,985	172,152
Pegasystems, Inc.		6,692	180,349
Progress Software Corp.	*	9,428	258,893
Proofpoint, Inc.	*†	7,813	492,922
PROS Holdings, Inc.	*	3,855	67,193
PTC, Inc.	*	21,737	816,876
QAD, Inc., Class A		1,449	27,922
Qlik Technologies, Inc.	*	17,469	516,733
Qualys, Inc.	*	5,050	150,541
Rapid7, Inc.	*	3,658	46,018
RealPage, Inc.	*	10,292	229,820
RingCentral, Inc., Class A	*	10,896	214,869
Rosetta Stone, Inc.	*	3,522	27,296
Rovi Corp.	*	14,618	228,626
Rubicon Project, Inc. (The)	*	6,878	93,885
Sapiens International Corp. NV (Israel)		3,979	46,594
SecureWorks Corp., Class A	*	1,073	15,129
Silver Spring Networks, Inc.	*	5,754	69,911
Splunk, Inc.	*	24,854	1,346,590
SS&C Technologies Holdings, Inc.		31,510	884,801
Synchronoss Technologies, Inc.	*	7,676	244,557
Synopsys, Inc.	*	28,353	1,533,330
Tableau Software, Inc., Class A	*	10,279	502,849
Take-Two Interactive Software, Inc.	*	15,830	600,274
Tangoe, Inc.	*	6,522	50,350
TeleNav, Inc.	*	4,267	21,762
TiVo, Inc.	*	17,362	171,884
TubeMogul, Inc.	*†	4,056	48,266
Tyler Technologies, Inc.	*	6,250	1,041,938
Ultimate Software Group, Inc. (The)	*	5,297	1,113,906
Varonis Systems, Inc.	*†	2,232	53,613
VASCO Data Security International, Inc.	*†	5,034	82,507
Verint Systems, Inc.	*	11,640	385,633
VirnetX Holding Corp.	*†	7,740	30,960
Workiva, Inc.	*†	4,034	55,104
Xura, Inc.	*	3,789	92,565
Zedge, Inc., Class B	*	1	2
Zendesk, Inc.	*	15,019	396,201
Zix Corp.	*	9,536	35,760
Zynga, Inc., Class A	*	135,885	338,354

			27,360,581

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Specialty Retail—2.5%
Aaron’s, Inc.		11,702	$256,157
Abercrombie & Fitch Co., Class A		12,701	226,205
American Eagle Outfitters, Inc.	†	32,627	519,748
America’s Car-Mart, Inc.	*†	1,569	44,309
Asbury Automotive Group, Inc.	*	3,791	199,937
Ascena Retail Group, Inc.	*†	31,692	221,527
AutoNation, Inc.	*	12,368	581,049
Barnes & Noble Education, Inc.	*	7,423	75,343
Barnes & Noble, Inc.		11,711	132,920
Big 5 Sporting Goods Corp.		4,027	37,330
Boot Barn Holdings, Inc.	*†	2,769	23,869
Buckle, Inc. (The)	†	5,575	144,894
Build-A-Bear Workshop, Inc.	*	1,985	26,639
Burlington Stores, Inc.	*	13,178	879,104
Cabela’s, Inc.	*	9,373	469,212
Caleres, Inc.		8,148	197,263
Cato Corp. (The), Class A		4,713	177,774
Chico’s FAS, Inc.		23,415	250,775
Children’s Place, Inc. (The)		3,315	265,797
Citi Trends, Inc.		3,282	50,969
Conn’s, Inc.	*†	4,892	36,788
Container Store Group, Inc.(The)	*	2,409	12,888
CST Brands, Inc.		13,681	589,377
Destination XL Group, Inc.	*†	8,855	40,467
Dick’s Sporting Goods, Inc.		16,855	759,486
DSW, Inc., Class A		11,880	251,618
Express, Inc.	*	13,655	198,134
Finish Line, Inc. (The), Class A		8,628	174,199
Five Below, Inc.	*	10,076	467,627
Foot Locker, Inc.		25,848	1,418,021
Francesca’s Holdings Corp.	*	8,153	90,091
GameStop Corp., Class A	†	19,638	521,978
Genesco, Inc.	*	3,886	249,909
GNC Holdings, Inc., Class A		12,916	313,730
Group 1 Automotive, Inc.		4,316	213,038
Guess¥, Inc.		11,521	173,391
Haverty Furniture Cos., Inc.		3,359	60,563
Hibbett Sports, Inc.	*†	3,828	133,176
Kirkland’s, Inc.	*	2,629	38,594
Lithia Motors, Inc., Class A		4,418	313,987
Lumber Liquidators Holdings, Inc.	*†	4,866	75,034
MarineMax, Inc.	*	5,242	88,957
Mattress Firm Holding Corp.	*†	3,562	119,505
Michaels Cos., Inc. (The)	*	17,314	492,410
Monro Muffler Brake, Inc.		5,851	371,890
Murphy USA, Inc.	*	6,996	518,823
Office Depot, Inc.	*	102,951	340,768
Outerwall, Inc.	†	3,496	146,832
Party City Holdco, Inc.	*	4,028	56,029
Penske Automotive Group, Inc.		6,956	218,836
Pier 1 Imports, Inc.	†	16,713	85,905
Rent-A-Center, Inc.		9,393	115,346
Restoration Hardware Holdings, Inc.	*†	7,185	206,066

		Shares	Value
Sally Beauty Holdings, Inc.	*	27,403	$805,922
Sears Hometown and Outlet Stores, Inc.	*	1,990	13,413
Select Comfort Corp.	*	9,118	194,943
Shoe Carnival, Inc.		3,109	77,912
Sonic Automotive, Inc., Class A		6,032	103,208
Sportsman’s Warehouse Holdings, Inc.	*†	4,758	38,349
Stage Stores, Inc.	†	6,014	29,348
Staples, Inc.		122,614	1,056,933
Stein Mart, Inc.		5,811	44,861
Tailored Brands, Inc.	†	8,212	103,964
Tile Shop Holdings, Inc.	*	6,041	120,095
Tilly’s, Inc., Class A	*	1,567	9,073
Urban Outfitters, Inc.	*	16,727	459,992
Vitamin Shoppe, Inc.	*	4,394	134,325
West Marine, Inc.	*	3,373	28,299
Williams-Sonoma, Inc.		16,482	859,207
Winmark Corp.		356	35,483
Zumiez, Inc.	*†	3,482	49,827

			17,839,438

Technology Hardware, Storage & Peripherals—0.4%
3D Systems Corp.	*†	20,024	274,129
Avid Technology, Inc.	*	5,174	30,061
CPI Card Group, Inc.	†	3,132	15,691
Cray, Inc.	*	7,495	224,250
Diebold, Inc.		12,353	306,725
Eastman Kodak Co.	*†	2,841	45,683
Electronics For Imaging, Inc.	*	8,625	371,220
Immersion Corp.	*†	5,977	43,871
Lexmark International, Inc., Class A		11,304	426,726
NCR Corp.	*	23,149	642,848
Nimble Storage, Inc.	*	11,659	92,806
Pure Storage, Inc., Class A	*†	11,234	122,451
Silicon Graphics International Corp.	*	6,293	31,654
Stratasys Ltd.	*†	9,479	216,974
Super Micro Computer, Inc.	*	7,119	176,907
USA Technologies, Inc.	*	6,540	27,926

			3,049,922

Textiles, Apparel & Luxury Goods—1.0%
Carter’s, Inc.		9,573	1,019,237
Columbia Sportswear Co.		5,076	292,073
Crocs, Inc.	*	14,684	165,636
Culp, Inc.		1,780	49,182
Deckers Outdoor Corp.	*	6,042	347,536
Delta Apparel, Inc.	*	1,298	29,270
Fossil Group, Inc.	*†	7,545	215,259
G-III Apparel Group Ltd.	*	7,995	365,531
Iconix Brand Group, Inc.	*†	8,774	59,312
Kate Spade & Co.	*	23,394	482,150
lululemon athletica, Inc. (Canada)	*†	18,418	1,360,354
Movado Group, Inc.		2,952	63,999
Oxford Industries, Inc.		2,852	161,480
Perry Ellis International, Inc.	*	2,045	41,146
Sequential Brands Group, Inc.	*†	8,409	67,104
Skechers U.S.A., Inc., Class A	*	24,400	725,168
Steven Madden Ltd.	*	11,448	391,293
Superior Uniform Group, Inc.		1,946	37,149

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Tumi Holdings, Inc.	*	10,507	$280,957
Unifi, Inc.	*	3,005	81,826
Vera Bradley, Inc.	*	3,595	50,941
Vince Holding Corp.	*†	2,663	14,593
Wolverine World Wide, Inc.		19,082	387,746

			6,688,942

Thrifts & Mortgage Finance—0.9%
Astoria Financial Corp.		16,678	255,674
Bank Mutual Corp.		9,174	70,456
BankFinancial Corp.		3,338	40,023
Bear State Financial, Inc.		3,492	32,930
Beneficial Bancorp, Inc.	*	12,702	161,569
BofI Holding, Inc.	*†	12,002	212,555
Capitol Federal Financial, Inc.		25,429	354,735
Charter Financial Corp.		3,698	49,109
Clifton Bancorp, Inc.		4,406	66,398
Dime Community Bancshares, Inc.		5,399	91,837
ESSA Bancorp, Inc.		1,490	19,966
Essent Group Ltd.	*	13,838	301,807
EverBank Financial Corp.		19,154	284,628
Federal Agricultural Mortgage Corp., Class C		2,090	72,774
First Defiance Financial Corp.		1,548	60,140
Flagstar Bancorp, Inc.	*	3,881	94,735
Fox Chase Bancorp, Inc.		2,827	57,501
Greene County Bancorp, Inc.		534	8,688
Hingham Institution for Savings		344	42,284
Home Bancorp, Inc.		1,050	28,844
HomeStreet, Inc.	*	4,413	87,907
Impac Mortgage Holdings, Inc.	*†	2,260	35,437
Kearny Financial Corp./MD		17,434	219,320
Lake Sunapee Bank Group		1,430	24,467
LendingTree, Inc.	*†	1,079	95,308
Meridian Bancorp, Inc.		10,510	155,338
Meta Financial Group, Inc.		1,674	85,307
MGIC Investment Corp.	*	63,499	377,819
Nationstar Mortgage Holdings, Inc.	*†	6,708	75,532
NMI Holdings, Inc., Class A	*	8,136	44,585
Northfield Bancorp, Inc.		8,996	133,411
Northwest Bancshares, Inc.		19,012	281,948
OceanFirst Financial Corp.		3,798	69,010
Ocwen Financial Corp.	*	23,286	39,819
Oritani Financial Corp.		8,540	136,555
PennyMac Financial Services, Inc., Class A	*	2,032	25,380
PHH Corp.	*	9,840	131,069
Provident Bancorp, Inc.	*	781	12,043
Provident Financial Holdings, Inc.		1,203	22,015
Provident Financial Services, Inc.		12,192	239,451
Radian Group, Inc.		39,958	416,362
SI Financial Group, Inc.		2,031	26,890
Southern Missouri Bancorp, Inc.	†	1,066	25,083
Territorial Bancorp, Inc.		1,756	46,481
TFS Financial Corp.		12,275	211,376
TrustCo Bank Corp. NY		15,928	102,098

		Shares	Value
United Community Financial Corp./OH		10,452	$63,548
United Financial Bancorp, Inc.		8,806	114,302
Walker & Dunlop, Inc.	*	4,996	113,809
Washington Federal, Inc.		17,406	422,270
Waterstone Financial, Inc.		5,674	86,982
Westfield Financial, Inc.		2,903	22,353
WSFS Financial Corp.		5,864	188,762

			6,438,690

Tobacco—0.1%
Alliance One International, Inc.	*	1,521	23,423
Turning Point Brands, Inc.	*	1,054	10,825
Universal Corp.		4,068	234,886
Vector Group Ltd.		16,967	380,400

			649,534

Trading Companies & Distributors—1.1%
Air Lease Corp.	†	18,297	489,994
Aircastle Ltd.		9,134	178,661
Applied Industrial Technologies, Inc.		7,459	336,699
Beacon Roofing Supply, Inc.	*	11,092	504,353
BMC Stock Holdings, Inc.	*	10,184	181,479
CAI International, Inc.	*	2,855	21,412
DXP Enterprises, Inc.	*	2,271	33,906
GATX Corp.	†	7,339	322,696
GMS, Inc.	*†	1,298	28,880
H&E Equipment Services, Inc.		6,185	117,701
HD Supply Holdings, Inc.	*	37,598	1,309,162
Kaman Corp.		5,080	216,002
Lawson Products, Inc./DE	*	1,517	30,128
MRC Global, Inc.	*	19,242	273,429
MSC Industrial Direct Co., Inc., Class A		8,878	626,432
Neff Corp., Class A	*	1,829	19,991
NOW, Inc.	*	19,808	359,317
Real Industry, Inc.	*	3,920	30,458
Rush Enterprises, Inc., Class A	*	5,998	129,257
Rush Enterprises, Inc., Class B	*	1,201	24,969
SiteOne Landscape Supply, Inc.	*	2,124	72,195
TAL International Group, Inc.		6,450	86,494
Textainer Group Holdings Ltd.	†	4,142	46,142
Titan Machinery, Inc.	*†	2,896	32,290
United Rentals, Inc.	*	16,783	1,126,139
Univar, Inc.	*	7,982	150,940
Veritiv Corp.	*	1,304	49,004
Watsco, Inc.		4,868	684,879
WESCO International, Inc.	*	7,916	407,595
Willis Lease Finance Corp.	*†	778	17,295

			7,907,899

Transportation Infrastructure—0.2%
Macquarie Infrastructure Corp.		13,978	1,035,071
Wesco Aircraft Holdings, Inc.	*	12,279	164,784

			1,199,855

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Mid/Small Company Index Fund			Shares	Value
COMMON STOCKS—(Continued)
Water Utilities—0.3%
American States Water Co.			6,997	$306,608
Aqua America, Inc.			33,281	1,186,800
Artesian Resources Corp., Class A			1,201	40,738
California Water Service Group			8,938	312,204
Connecticut Water Service, Inc.			2,093	117,627
Consolidated Water Co. Ltd. (Cayman Islands)		†	1,914	24,997
Global Water Resources, Inc.		†	1,455	12,804
Middlesex Water Co.			2,647	114,827
SJW Corp.			2,960	116,565
York Water Co. (The)		†	2,142	68,630

				2,301,800

Wireless Telecommunication Services—0.2%
Boingo Wireless, Inc.		*	5,294	47,223
NII Holdings, Inc.		*	9,769	31,065
Shenandoah Telecommunications Co.			9,146	357,243
Spok Holdings, Inc.		†	3,582	68,649
Telephone & Data Systems, Inc.			17,854	529,550
United States Cellular Corp.		*	2,164	84,980

				1,118,710

TOTAL COMMON STOCKS
(Cost $600,428,985)				700,741,117

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.0%
U.S. Treasury Bills—0.0%
U.S. Treasury Bill
0.249%	09/15/2016	‡‡
(Cost $294,845)			$295,000	294,878

			Shares	Value
RIGHTS—0.0%
Biotechnology—0.0%
Dyax Corp. CVR		*‡	26,596	22,043

Electronic Equipment, Instruments & Components—0.0%
Gerber Scientific, Inc. CVR		*†‡d	3,478	—

Pharmaceuticals—0.0%
Furiex Pharmaceuticals, Inc. CVR		*‡d	2,916	—

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc. CVR		*‡	10,198	30,594

TOTAL RIGHTS
(Cost $—)				52,637

		Shares	Value
MONEY MARKET FUNDS—9.8%
Institutional Money Market Funds—9.8%
Dreyfus Institutional Cash Advantage Fund, 0.39%	††¥	10,500,000	$10,500,000
Fidelity Institutional Money Market: Government Portfolio—Institutional Class, 0.30%	††¥	10,500,000	10,500,000
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%		¥5,127,491	5,127,491
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%	††¥	11,498,231	11,498,231
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.43%	††¥	10,500,000	10,500,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.43%	††¥	10,500,000	10,500,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.43%	††¥	10,500,000	10,500,000

TOTAL MONEY MARKET FUNDS
(Cost $69,125,722)			69,125,722

TOTAL INVESTMENTS—109.3%
(Cost $669,849,552)			770,214,354
Other assets less liabilities—(9.3%)			(65,676,799)

NET ASSETS—100.0%			$704,537,555

Notes to the Schedule of Investments:

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at June 30, 2016.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $63,629)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—98.0%
Australia—7.3%
AGL Energy Ltd.		22,221	$322,718
Alumina Ltd.	†	84,796	83,352
Amcor Ltd.		37,079	416,901
AMP Ltd.		97,930	381,654
APA Group		36,419	253,307
Aristocrat Leisure Ltd.		17,334	180,326
Asciano Ltd.		17,996	119,400
ASX Ltd.		6,100	210,027
Aurizon Holdings Ltd.		67,045	243,259
AusNet Services		59,889	73,760
Australia & New Zealand Banking Group Ltd.		95,478	1,739,614
Bank of Queensland Ltd.		11,842	94,478
Bendigo & Adelaide Bank Ltd.	†	14,494	104,943
BHP Billiton Ltd.		105,046	1,463,946
BHP Billiton plc		68,934	872,493
Boral Ltd.		24,263	113,911
Brambles Ltd.		51,932	484,857
Caltex Australia Ltd.		8,827	212,819
Challenger Ltd.		18,695	122,139
CIMIC Group Ltd.		3,018	81,479
Coca-Cola Amatil Ltd.		18,159	112,095
Cochlear Ltd.		1,837	167,607
Commonwealth Bank of Australia		55,499	3,115,169
Computershare Ltd.		15,159	104,823
Crown Resorts Ltd.		11,489	109,277
CSL Ltd.		15,135	1,276,373
Dexus Property Group REIT		32,247	218,817
Domino’s Pizza Enterprises Ltd.		1,822	93,756
DUET Group		76,169	142,863
Flight Centre Travel Group Ltd.	†	1,959	46,606
Fortescue Metals Group Ltd.		50,336	134,701
Goodman Group REIT		57,995	311,057
GPT Group (The) REIT		61,162	248,724
Harvey Norman Holdings Ltd.		19,041	66,255
Healthscope Ltd.		57,316	123,340
Incitec Pivot Ltd.		59,346	133,310
Insurance Australia Group Ltd.		77,160	317,843
LendLease Group		17,287	164,212
Macquarie Group Ltd.		9,972	519,087
Medibank Pvt Ltd.		88,615	196,509
Mirvac Group REIT		115,955	176,350
National Australia Bank Ltd.	†	86,318	1,657,256
Newcrest Mining Ltd.	*	25,198	436,728
Oil Search Ltd.		44,969	227,074
Orica Ltd.	†	13,161	122,430
Origin Energy Ltd.		54,327	237,361
Platinum Asset Management Ltd.		7,916	34,380
Qantas Airways Ltd.	*	19,168	40,604
QBE Insurance Group Ltd.		45,222	357,236
Ramsay Health Care Ltd.		4,795	259,148
REA Group Ltd.		1,824	81,857
Santos Ltd.		52,840	187,042
Scentre Group REIT		171,441	635,010

		Shares	Value
SEEK Ltd.		10,409	$119,492
Sonic Healthcare Ltd.		13,224	214,455
South32 Ltd.	*	175,932	206,331
Stockland REIT		77,678	275,407
Suncorp Group Ltd.		41,141	377,260
Sydney Airport		36,531	190,752
Tabcorp Holdings Ltd.		26,168	90,143
Tatts Group Ltd.		46,678	134,327
Telstra Corp. Ltd.		140,954	589,150
TPG Telecom Ltd.		9,935	89,086
Transurban Group		66,855	602,147
Treasury Wine Estates Ltd.		22,517	156,468
Vicinity Centres REIT		113,828	283,984
Vocus Communications Ltd.	‡	15,517	99,374
Wesfarmers Ltd.		36,450	1,099,218
Westfield Corp. REIT		65,663	527,450
Westpac Banking Corp.		108,348	2,402,676
Woodside Petroleum Ltd.		24,390	494,562
Woolworths Ltd.	†	42,005	660,678

			28,243,243

Austria—0.2%
Andritz AG		2,411	114,322
Erste Group Bank AG	*	9,013	205,208
OMV AG		5,104	143,477
Raiffeisen Bank International AG	*	3,934	49,696
voestalpine AG	†	3,841	129,270

			641,973

Belgium—1.5%
Ageas		6,831	237,441
Anheuser-Busch InBev SA NV		26,140	3,456,660
Colruyt SA		2,230	123,404
Delhaize Group		3,502	369,931
Groupe Bruxelles Lambert SA		2,734	224,204
KBC Group NV	*	8,327	409,529
Proximus SADP		5,109	162,356
Solvay SA	†	2,505	233,987
Telenet Group Holding NV	*	1,719	78,604
UCB SA		4,270	320,623
Umicore SA		3,043	157,184

			5,773,923

Chile—0.0%
Antofagasta plc		11,710	73,223

China—0.0%
Yangzijiang Shipbuilding Holdings Ltd.		78,400	52,584

Denmark—2.0%
A.P. Moller-Maersk A/S, Class A		130	163,847
A.P. Moller-Maersk A/S, Class B		212	276,905
Carlsberg A/S, Class B		3,392	323,624
Chr Hansen Holding A/S		3,245	213,116
Coloplast A/S, Class B		3,948	295,526
Danske Bank A/S		23,313	613,607
DSV A/S		6,254	262,969
Genmab A/S	*	1,832	334,060
ISS A/S		4,988	187,600
Novo Nordisk A/S, Class B		60,337	3,249,322
Novozymes A/S, Class B		7,449	357,708

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Pandora A/S		3,815	$519,601
TDC A/S		28,248	138,429
Tryg A/S		4,017	71,922
Vestas Wind Systems A/S		7,441	505,761
William Demant Holding A/S	*	4,135	80,491

			7,594,488

Finland—1.0%
Elisa Oyj		4,777	183,548
Fortum Oyj		14,427	231,791
Kone Oyj, Class B		11,217	517,668
Metso Oyj		3,551	83,484
Neste Oyj		4,057	145,480
Nokia Oyj		186,682	1,063,236
Nokian Renkaat Oyj		3,642	130,536
Orion Oyj, Class B		3,253	126,313
Sampo Oyj, Class A		14,766	603,875
Stora Enso Oyj, Class R		18,464	148,489
UPM-Kymmene Oyj		17,022	312,707
Wartsila Oyj Abp		5,016	204,659

			3,751,786

France—9.2%
Accor SA		5,869	224,877
Aeroports de Paris		1,041	114,063
Air Liquide SA		11,253	1,172,356
Airbus Group SE		19,257	1,103,810
Alstom SA	*	5,007	115,604
Arkema SA		2,207	168,731
Atos SE		2,945	242,812
AXA SA		63,512	1,255,798
BNP Paribas SA		34,676	1,520,734
Bollore SA		29,218	98,363
Bouygues SA		6,632	189,996
Bureau Veritas SA		9,016	189,291
Capgemini SA	†	5,262	454,073
Carrefour SA	†	18,295	449,977
Casino Guichard Perrachon SA	†	1,626	90,257
Christian Dior SE		1,841	294,913
Cie de Saint-Gobain	†	15,447	585,528
Cie Generale des Etablissements Michelin		5,928	558,658
CNP Assurances		5,787	85,380
Credit Agricole SA	†	33,656	282,944
Danone SA		19,278	1,349,125
Dassault Systemes SA		4,070	306,862
Edenred	†	6,454	132,153
Eiffage SA		1,700	120,853
Electricite de France SA		8,130	98,578
Engie SA		47,448	761,856
Essilor International SA	†	6,721	883,335
Eurazeo SA		1,339	79,437
Eutelsat Communications SA		5,693	107,456
Fonciere Des Regions REIT		1,123	99,258
Gecina SA REIT		1,337	181,094
Groupe Eurotunnel SE (Registered)		15,787	166,753
Hermes International		841	313,507
ICADE REIT		1,113	78,211
Iliad SA		896	180,870
Imerys SA		1,144	72,994
Ingenico Group SA		1,876	217,438

		Shares	Value
JCDecaux SA		2,502	$84,360
Kering		2,516	405,031
Klepierre REIT		7,249	319,864
Lagardere SCA		3,764	81,875
Legrand SA		8,846	452,839
L’Oreal SA		8,257	1,580,831
LVMH Moet Hennessy Louis Vuitton SE		9,040	1,362,642
Natixis SA		31,298	117,770
Numericable-SFR		3,883	97,035
Orange SA		64,933	1,055,844
Pernod Ricard SA	†	6,851	758,518
Peugeot SA	*	15,437	185,029
Publicis Groupe SA		5,936	397,133
Remy Cointreau SA		818	70,414
Renault SA		6,337	478,428
Rexel SA	*	10,441	131,268
Safran SA		10,329	695,574
Sanofi		38,193	3,173,179
Schneider Electric SE		18,248	1,064,601
SCOR SE		5,146	152,142
Societe BIC SA		970	136,668
Societe Generale SA		25,141	786,559
Sodexo SA		2,990	320,317
Suez		9,959	155,336
Technip SA		3,442	186,298
Thales SA		3,509	291,402
TOTAL SA	†	71,917	3,448,853
Unibail-Rodamco SE (Paris Exchange) REIT		3,187	824,458
Valeo SA		7,866	349,204
Veolia Environnement SA		14,370	310,315
Vinci SA		16,462	1,161,672
Vivendi SA		38,458	719,500
Wendel SA		910	94,079
Zodiac Aerospace		6,768	157,887

			35,954,870

Germany—8.0%
adidas AG		6,083	873,210
Allianz SE (Registered)		14,842	2,117,322
Axel Springer SE		1,475	77,443
BASF SE		29,832	2,287,480
Bayer AG (Registered)		26,871	2,698,786
Bayerische Motoren Werke AG		10,699	778,621
Beiersdorf AG		3,183	301,349
Brenntag AG		4,861	235,476
Commerzbank AG		35,887	233,709
Continental AG		3,577	676,864
Covestro AG	^	2,104	93,713
Daimler AG (Registered)		31,522	1,886,224
Deutsche Bank AG (Registered)	*	44,515	615,336
Deutsche Boerse AG		6,356	522,176
Deutsche Lufthansa AG (Registered)		7,605	89,416
Deutsche Post AG (Registered)		31,563	889,209
Deutsche Telekom AG (Registered)		105,543	1,799,748
Deutsche Wohnen AG (Bearer)		10,945	372,656
E.ON SE		66,003	666,288

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Evonik Industries AG		4,700	$140,100
Fraport AG Frankfurt Airport Services Worldwide		1,384	74,101
Fresenius Medical Care AG & Co. KGaA		7,213	628,299
Fresenius SE & Co. KGaA		13,414	985,628
GEA Group AG		6,002	283,303
Hannover Rueck SE		2,040	213,746
HeidelbergCement AG		4,506	339,446
Henkel AG & Co. KGaA		3,296	356,522
HOCHTIEF AG		617	79,661
Hugo Boss AG		2,129	121,038
Infineon Technologies AG		37,523	543,198
K+S AG (Registered)	†	5,749	117,695
Lanxess AG		3,160	138,638
Linde AG		6,001	836,159
MAN SE		1,144	116,756
Merck KGaA		4,274	434,422
Metro AG		6,126	188,412
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)		5,395	904,715
OSRAM Licht AG		2,993	155,507
ProSiebenSat.1 Media SE (Registered)	*	6,979	305,276
RWE AG	*	15,959	254,150
SAP SE		31,926	2,397,808
Siemens AG (Registered)		24,856	2,550,753
Symrise AG		4,045	275,914
Telefonica Deutschland Holding AG		22,018	90,694
thyssenkrupp AG		11,910	239,395
TUI AG		16,357	186,174
United Internet AG (Registered)		4,168	173,259
Volkswagen AG		1,075	142,505
Vonovia SE		15,339	560,088
Zalando SE	*^	2,834	75,006

			31,123,394

Hong Kong—3.2%
AIA Group Ltd.		391,200	2,352,569
ASM Pacific Technology Ltd.		8,300	59,681
Bank of East Asia Ltd. (The)	†	39,720	153,605
BOC Hong Kong Holdings Ltd.		118,000	355,576
Cathay Pacific Airways Ltd.		41,000	60,150
Cheung Kong Infrastructure Holdings Ltd.		21,000	181,063
Cheung Kong Property Holdings Ltd.		88,964	560,531
CK Hutchison Holdings Ltd.		87,464	962,144
CLP Holdings Ltd.		54,500	556,728
First Pacific Co. Ltd.		81,250	58,987
Galaxy Entertainment Group Ltd.		78,833	235,870
Hang Lung Properties Ltd.		75,000	151,523
Hang Seng Bank Ltd.		25,400	435,682
Henderson Land Development Co. Ltd.		35,770	202,056

		Shares	Value
HK Electric Investments & HK Electric Investments Ltd.	^	87,000	$81,181
HKT Trust & HKT Ltd.		88,100	127,077
Hong Kong & China Gas Co. Ltd.		252,880	462,068
Hong Kong Exchanges and Clearing Ltd.		37,400	911,272
Hongkong Land Holdings Ltd.		36,900	224,537
Hysan Development Co. Ltd.		20,000	89,190
Jardine Matheson Holdings Ltd.		8,016	464,888
Kerry Properties Ltd.		22,000	54,468
Li & Fung Ltd.		197,200	95,621
Link REIT		72,000	492,351
Melco Crown Entertainment Ltd. ADR		5,960	74,977
MTR Corp. Ltd.	†	49,500	251,126
New World Development Co. Ltd.		183,866	187,243
Noble Group Ltd.	*	92,409	13,994
NWS Holdings Ltd.		51,887	82,130
PCCW Ltd.		138,000	92,729
Power Assets Holdings Ltd.		46,000	422,948
Shangri-La Asia Ltd.		42,000	42,168
Sino Land Co. Ltd.		103,000	169,588
SJM Holdings Ltd.		68,000	41,636
Sun Hung Kai Properties Ltd.		48,083	580,308
Swire Pacific Ltd., Class A		18,000	203,422
Swire Properties Ltd.		37,000	98,583
Techtronic Industries Co. Ltd.		46,000	192,096
WH Group Ltd.	^	187,000	148,103
Wharf Holdings Ltd. (The)		44,915	274,095
Wheelock & Co. Ltd.		27,000	126,836
Yue Yuen Industrial Holdings Ltd.		24,500	97,101

			12,427,901

Ireland—1.2%
AerCap Holdings NV	*	5,347	179,606
Bank of Ireland	*	876,316	180,653
CRH plc		26,578	774,493
DCC plc		2,628	231,263
Experian plc		31,268	593,219
James Hardie Industries plc CDI		14,353	222,290
Kerry Group plc, Class A		5,256	466,148
Paddy Power Betfair plc		2,628	276,193
Shire plc		29,363	1,814,707

			4,738,572

Israel—0.8%
Azrieli Group Ltd.		1,345	57,195
Bank Hapoalim BM		36,630	184,538
Bank Leumi Le-Israel BM	*	48,412	169,982
Bezeq Israeli Telecommunication Corp. Ltd.		66,713	132,154
Check Point Software Technologies Ltd.	*	4,117	328,043
Israel Chemicals Ltd.		15,103	58,842
Mizrahi Tefahot Bank Ltd.		4,584	52,857
Mobileye NV	*	5,473	252,524

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Nice Ltd.		1,816	$115,558
Taro Pharmaceutical Industries Ltd.	*	470	68,432
Teva Pharmaceutical Industries Ltd.		29,808	1,508,590

			2,928,715

Italy—1.8%
Assicurazioni Generali SpA		38,504	454,054
Atlantia SpA		13,174	329,152
Enel SpA		249,219	1,106,395
Eni SpA		83,178	1,339,762
EXOR SpA		3,399	125,476
Ferrari NV		3,981	163,429
Intesa Sanpaolo SpA		410,395	781,684
Intesa Sanpaolo SpA RSP		29,327	52,501
Leonardo-Finmeccanica SpA	*	13,563	137,158
Luxottica Group SpA		5,694	277,512
Mediobanca SpA		19,162	110,408
Poste Italiane SpA	^	15,510	102,985
Prysmian SpA		6,235	136,853
Saipem SpA	*	204,746	81,864
Snam SpA		79,838	477,306
Telecom Italia SpA	*	335,341	275,419
Telecom Italia SpA RSP		192,595	123,911
Terna Rete Elettrica Nazionale SpA		50,645	281,845
UniCredit SpA		161,195	354,509
Unione di Banche Italiane SpA	†	32,396	89,463
UnipolSai SpA		41,952	63,311

			6,864,997

Japan—23.0%
ABC-Mart, Inc.		1,100	73,823
Acom Co. Ltd.	*	14,300	69,277
Aeon Co. Ltd.		20,700	321,400
Aeon Credit Service Co. Ltd.		3,500	75,785
Aeon Mall Co. Ltd.		3,840	50,243
Air Water, Inc.		5,000	73,569
Aisin Seiki Co. Ltd.		6,300	256,620
Ajinomoto Co., Inc.		18,000	424,097
Alfresa Holdings Corp.		5,600	116,996
Alps Electric Co. Ltd.		6,415	121,874
Amada Holdings Co. Ltd.	†	11,100	112,689
ANA Holdings, Inc.		38,000	108,285
Aozora Bank Ltd.		40,000	138,760
Asahi Glass Co. Ltd.	†	32,000	173,661
Asahi Group Holdings Ltd.		12,800	413,886
Asahi Kasei Corp.		40,000	278,361
Asics Corp.		5,400	91,233
Astellas Pharma, Inc.		68,275	1,070,712
Bandai Namco Holdings, Inc.		5,650	145,807
Bank of Kyoto Ltd. (The)		11,000	67,471
Benesse Holdings, Inc.	†	2,500	58,689
Bridgestone Corp.		21,500	690,944
Brother Industries Ltd.		7,400	79,375
Calbee, Inc.	†	2,700	112,957
Canon, Inc.	†	34,500	984,982
Casio Computer Co. Ltd.	†	7,100	102,242
Central Japan Railway Co.		4,730	841,295
Chiba Bank Ltd. (The)		24,000	113,418

		Shares	Value
Chubu Electric Power Co., Inc.		20,300	$288,890
Chugai Pharmaceutical Co. Ltd.	†	7,300	260,159
Chugoku Bank Ltd. (The)		5,200	53,057
Chugoku Electric Power Co., Inc. (The)		8,800	111,876
Concordia Financial Group Ltd.		40,000	154,476
Credit Saison Co. Ltd.		4,700	78,953
CYBERDYNE, Inc.	*†	3,000	67,621
Dai Nippon Printing Co. Ltd.		17,131	190,924
Daicel Corp.		9,300	96,367
Daihatsu Motor Co. Ltd.		6,400	83,367
Dai-ichi Life Insurance Co. Ltd. (The)		34,600	387,326
Daiichi Sankyo Co. Ltd.		19,902	483,521
Daikin Industries Ltd.		7,700	647,145
Daito Trust Construction Co. Ltd.		2,345	380,740
Daiwa House Industry Co. Ltd.		18,700	549,163
Daiwa Securities Group, Inc.		56,000	295,029
Denso Corp.		16,000	562,965
Dentsu, Inc.		7,200	337,506
Don Quijote Holdings Co. Ltd.		4,000	148,651
East Japan Railway Co.		10,800	1,000,872
Eisai Co. Ltd.		8,200	457,856
Electric Power Development Co. Ltd.		5,140	119,753
FamilyMart Co. Ltd.	†	1,900	115,788
FANUC Corp.		6,400	1,041,109
Fast Retailing Co. Ltd.		1,700	456,417
Fuji Electric Co. Ltd.		18,000	74,944
Fuji Heavy Industries Ltd.		19,100	656,532
FUJIFILM Holdings Corp.		14,500	562,606
Fujitsu Ltd.		59,000	216,962
Fukuoka Financial Group, Inc.	†	24,000	79,134
GungHo Online Entertainment, Inc.	†	16,800	45,522
Hachijuni Bank Ltd. (The)		13,000	56,618
Hakuhodo DY Holdings, Inc.		7,500	89,894
Hamamatsu Photonics KK		4,600	129,072
Hankyu Hanshin Holdings, Inc.		38,000	283,349
Hikari Tsushin, Inc.		676	56,631
Hino Motors Ltd.	†	8,500	84,660
Hirose Electric Co. Ltd.		966	118,785
Hiroshima Bank Ltd. (The)	†	16,000	53,462
Hisamitsu Pharmaceutical Co., Inc.		1,900	109,557
Hitachi Chemical Co. Ltd.		3,600	67,235
Hitachi Construction Machinery Co. Ltd.		3,700	54,005
Hitachi High-Technologies Corp.		2,300	62,946
Hitachi Ltd.		157,000	657,807
Hitachi Metals Ltd.		8,000	81,273
Hokuriku Electric Power Co.		5,400	66,912
Honda Motor Co. Ltd.		53,300	1,337,045

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Hoshizaki Electric Co. Ltd.		1,600	$156,631
HOYA Corp.		13,400	478,594
Hulic Co. Ltd.		9,800	103,268
Idemitsu Kosan Co. Ltd.		3,100	67,301
IHI Corp.	†	48,000	129,384
Iida Group Holdings Co. Ltd.	†	4,900	100,347
INPEX Corp.		30,700	240,092
Isetan Mitsukoshi Holdings Ltd.		11,940	106,276
Isuzu Motors Ltd.		20,100	247,571
ITOCHU Corp.		49,400	604,321
Iyo Bank Ltd. (The)		7,600	46,547
J. Front Retailing Co. Ltd.		8,600	89,168
Japan Airlines Co. Ltd.		4,200	135,125
Japan Airport Terminal Co. Ltd.	†	1,395	50,612
Japan Exchange Group, Inc.		16,400	188,821
Japan Post Bank Co. Ltd.		13,400	157,566
Japan Post Holdings Co. Ltd.		14,900	181,264
Japan Prime Realty Investment Corp. REIT	†	26	111,570
Japan Real Estate Investment Corp. REIT		42	259,416
Japan Retail Fund Investment Corp. REIT		86	219,598
Japan Tobacco, Inc.	†	36,000	1,450,879
JFE Holdings, Inc.	†	15,700	204,810
JGC Corp.		7,000	100,209
Joyo Bank Ltd. (The)	†	19,000	71,030
JSR Corp.	†	6,000	79,459
JTEKT Corp.		6,700	75,941
JX Holdings, Inc.		70,910	276,784
Kajima Corp.		28,000	194,508
Kakaku.com, Inc.	†	4,600	91,401
Kamigumi Co. Ltd.		8,000	73,943
Kaneka Corp.		9,000	60,050
Kansai Electric Power Co., Inc. (The)	*†	23,100	224,977
Kansai Paint Co. Ltd.	†	7,200	145,366
Kao Corp.		16,600	966,820
Kawasaki Heavy Industries Ltd.		49,000	138,163
KDDI Corp.		61,700	1,876,281
Keihan Electric Railway Co. Ltd.		16,000	110,870
Keikyu Corp.		15,000	150,946
Keio Corp.		19,000	179,224
Keisei Electric Railway Co. Ltd.		9,000	116,008
Keyence Corp.		1,472	1,004,388
Kikkoman Corp.		5,000	184,500
Kintetsu Group Holdings Co. Ltd.		59,000	252,487
Kirin Holdings Co. Ltd.		26,700	450,327
Kobe Steel Ltd.	†	108,000	88,762
Koito Manufacturing Co. Ltd.		3,600	165,760
Komatsu Ltd.		30,300	526,362
Konami Holdings Corp.		3,100	118,265
Konica Minolta, Inc.		15,500	112,911
Kose Corp.	†	951	80,588
Kubota Corp.	†	34,988	473,224

		Shares	Value
Kuraray Co. Ltd.	†	12,300	$146,757
Kurita Water Industries Ltd.		3,400	75,792
Kyocera Corp.	†	10,300	490,103
Kyowa Hakko Kirin Co. Ltd.		8,000	136,446
Kyushu Electric Power Co., Inc.	*	14,300	143,421
Kyushu Financial Group, Inc.		11,000	54,523
Lawson, Inc.		2,200	175,637
LIXIL Group Corp.		9,200	151,081
M3, Inc.		6,200	216,380
Mabuchi Motor Co. Ltd.		1,700	72,003
Makita Corp.		3,700	245,669
Marubeni Corp.		52,100	235,374
Marui Group Co. Ltd.		7,500	100,964
Maruichi Steel Tube Ltd.		1,600	55,920
Mazda Motor Corp.		18,200	240,846
McDonald’s Holdings Co. Japan Ltd.		2,300	62,474
Medipal Holdings Corp.		5,500	90,425
MEIJI Holdings Co. Ltd.		3,804	390,881
Minebea Co. Ltd.		10,056	68,320
Miraca Holdings, Inc.		1,900	82,399
Mitsubishi Chemical Holdings Corp.		44,400	203,529
Mitsubishi Corp.		49,300	868,042
Mitsubishi Electric Corp.		63,000	752,116
Mitsubishi Estate Co. Ltd.		40,308	739,361
Mitsubishi Gas Chemical Co., Inc.		13,000	67,820
Mitsubishi Heavy Industries Ltd.		105,000	422,228
Mitsubishi Logistics Corp.	†	4,000	55,961
Mitsubishi Materials Corp.		34,000	81,408
Mitsubishi Motors Corp.		21,500	99,251
Mitsubishi Tanabe Pharma Corp.		7,800	140,932
Mitsubishi UFJ Financial Group, Inc.		417,440	1,871,322
Mitsubishi UFJ Lease & Finance Co. Ltd.		16,500	63,402
Mitsui & Co. Ltd.		56,200	670,869
Mitsui Chemicals, Inc.		26,000	95,544
Mitsui Fudosan Co. Ltd.		29,000	665,573
Mitsui OSK Lines Ltd.		36,000	76,554
Mixi, Inc.		1,400	57,883
Mizuho Financial Group, Inc.		765,680	1,101,859
MS&AD Insurance Group Holdings, Inc.		16,874	437,207
Murata Manufacturing Co. Ltd.		6,300	706,322
Nabtesco Corp.		3,900	93,055
Nagoya Railroad Co. Ltd.	†	27,955	157,511
NEC Corp.		82,000	191,049
Nexon Co. Ltd.		4,500	66,600
NGK Insulators Ltd.		8,477	171,382
NGK Spark Plug Co. Ltd.		6,200	93,588
NH Foods Ltd.		6,000	146,964
NHK Spring Co. Ltd.		5,500	44,637
Nidec Corp.		7,800	593,760
Nikon Corp.	†	11,800	159,770
Nintendo Co. Ltd.		3,754	539,447
Nippon Building Fund, Inc. REIT		45	277,202
Nippon Electric Glass Co. Ltd.		13,500	56,356

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Nippon Express Co. Ltd.		25,000	$114,243
Nippon Paint Holdings Co. Ltd.		5,200	128,553
Nippon Prologis REIT, Inc. REIT		46	112,377
Nippon Steel & Sumitomo Metal Corp.	†	26,524	513,495
Nippon Telegraph & Telephone Corp.		22,400	1,050,446
Nippon Yusen K.K.		56,000	98,517
Nissan Motor Co. Ltd.		82,000	731,794
Nisshin Seifun Group, Inc.		6,781	109,004
Nissin Foods Holdings Co. Ltd.		1,900	103,761
Nitori Holdings Co. Ltd.		2,500	303,210
Nitto Denko Corp.		5,400	342,545
NOK Corp.	†	2,900	49,316
Nomura Holdings, Inc.		119,200	423,942
Nomura Real Estate Holdings, Inc.		4,000	69,896
Nomura Real Estate Master Fund, Inc. REIT		114	180,213
Nomura Research Institute Ltd.		4,185	153,486
NSK Ltd.		14,000	102,479
NTT Data Corp.		4,300	203,082
NTT DOCOMO, Inc.		46,263	1,247,646
NTT Urban Development Corp.		4,700	50,528
Obayashi Corp.		20,100	214,003
Obic Co. Ltd.	†	2,100	115,597
Odakyu Electric Railway Co. Ltd.		19,000	222,793
Oji Holdings Corp.		25,000	95,975
Olympus Corp.		9,600	358,479
Omron Corp.	†	6,300	205,637
Ono Pharmaceutical Co. Ltd.		13,500	588,074
Oracle Corp. Japan		1,400	74,652
Oriental Land Co. Ltd.		7,200	466,196
ORIX Corp.		43,500	562,910
Osaka Gas Co. Ltd.		61,000	234,514
Otsuka Corp.		1,700	79,494
Otsuka Holdings Co. Ltd.	†	12,600	580,644
Panasonic Corp.		72,600	624,617
Park24 Co. Ltd.		3,200	109,966
Pola Orbis Holdings, Inc.		700	65,877
Rakuten, Inc.		29,600	321,259
Recruit Holdings Co. Ltd.		8,900	325,154
Resona Holdings, Inc.		74,500	272,291
Ricoh Co. Ltd.	†	21,500	186,372
Rinnai Corp.		1,200	106,036
Rohm Co. Ltd.		2,900	114,463
Ryohin Keikaku Co. Ltd.		749	182,530
Sankyo Co. Ltd.		1,600	59,989
Santen Pharmaceutical Co. Ltd.		12,900	202,752
SBI Holdings, Inc.		6,710	66,819
Secom Co. Ltd.		6,700	495,350
Sega Sammy Holdings, Inc.		6,348	68,369
Seibu Holdings, Inc.		5,500	93,155
Seiko Epson Corp.		9,700	155,507
Sekisui Chemical Co. Ltd.		13,109	161,513

		Shares	Value
Sekisui House Ltd.		19,900	$348,490
Seven & i Holdings Co. Ltd.		24,340	1,020,530
Seven Bank Ltd.	†	19,900	61,768
Shikoku Electric Power Co., Inc.		5,600	66,334
Shimadzu Corp.		8,000	120,266
Shimamura Co. Ltd.		800	119,029
Shimano, Inc.		2,400	366,954
Shimizu Corp.		18,000	168,642
Shin-Etsu Chemical Co. Ltd.		12,800	749,933
Shinsei Bank Ltd.	†	54,000	78,677
Shionogi & Co. Ltd.		9,900	541,194
Shiseido Co. Ltd.		11,800	307,482
Shizuoka Bank Ltd. (The)	†	18,000	126,767
Showa Shell Sekiyu K.K.	†	6,300	58,802
SMC Corp.		1,894	465,974
SoftBank Group Corp.		31,200	1,764,425
Sohgo Security Services Co. Ltd.		2,000	98,870
Sompo Japan Nipponkoa Holdings, Inc.		11,275	300,053
Sony Corp.		40,900	1,204,995
Sony Financial Holdings, Inc.		6,500	73,495
Stanley Electric Co. Ltd.		4,500	96,103
Start Today Co. Ltd.		1,800	95,146
Sumitomo Chemical Co. Ltd.		50,000	206,303
Sumitomo Corp.		38,000	383,036
Sumitomo Dainippon Pharma Co. Ltd.		5,000	86,664
Sumitomo Electric Industries Ltd.		24,100	318,974
Sumitomo Heavy Industries Ltd.		18,000	79,072
Sumitomo Metal Mining Co. Ltd.		16,481	167,651
Sumitomo Mitsui Financial Group, Inc.		44,000	1,270,503
Sumitomo Mitsui Trust Holdings, Inc.		109,740	357,073
Sumitomo Realty & Development Co. Ltd.		11,825	320,663
Sumitomo Rubber Industries Ltd.	†	5,500	73,633
Sundrug Co. Ltd.		1,100	103,284
Suntory Beverage & Food Ltd.		4,400	199,105
Suruga Bank Ltd.	†	5,500	124,295
Suzuken Co. Ltd.		2,406	75,732
Suzuki Motor Corp.		11,600	314,104
Sysmex Corp.		4,900	337,407
T&D Holdings, Inc.		18,100	153,706
Taiheiyo Cement Corp.		42,000	99,480
Taisei Corp.		33,000	271,151
Taisho Pharmaceutical Holdings Co. Ltd.		1,090	114,701
Taiyo Nippon Sanso Corp.		5,300	48,712
Takashimaya Co. Ltd.		9,000	64,463
Takeda Pharmaceutical Co. Ltd.		23,020	992,811
TDK Corp.		4,000	223,905
Teijin Ltd.		30,000	99,406
Terumo Corp.	†	11,100	473,697
THK Co. Ltd.		3,900	66,473
Tobu Railway Co. Ltd.		31,000	170,144
Toho Co. Ltd.		3,600	99,689

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Toho Gas Co. Ltd.	†	13,000	$106,375
Tohoku Electric Power Co., Inc.		14,800	186,784
Tokio Marine Holdings, Inc.		22,216	739,595
Tokyo Electric Power Co., Inc.	*	45,400	192,271
Tokyo Electron Ltd.		5,200	439,445
Tokyo Gas Co. Ltd.		68,000	280,756
Tokyo Tatemono Co. Ltd.		6,475	77,650
Tokyu Corp.		34,000	298,510
Tokyu Fudosan Holdings Corp.		16,300	101,689
TonenGeneral Sekiyu K.K.	†	9,000	81,986
Toppan Printing Co. Ltd.		16,000	137,580
Toray Industries, Inc.	†	49,000	418,112
Toshiba Corp.	*†	129,000	351,396
TOTO Ltd.	†	4,600	183,812
Toyo Seikan Group Holdings Ltd.		5,200	99,362
Toyo Suisan Kaisha Ltd.		2,800	113,577
Toyoda Gosei Co. Ltd.		2,300	40,961
Toyota Industries Corp.		5,100	202,775
Toyota Motor Corp.		86,900	4,284,043
Toyota Tsusho Corp.		7,100	152,858
Trend Micro, Inc.		3,700	132,327
Tsuruha Holdings, Inc.	†	1,100	133,197
Unicharm Corp.		12,200	274,104
United Urban Investment Corp. REIT		86	154,917
USS Co. Ltd.		7,600	125,602
West Japan Railway Co.		5,400	342,216
Yahoo! Japan Corp.		47,700	211,519
Yakult Honsha Co. Ltd.	†	3,000	155,919
Yamada Denki Co. Ltd.		21,500	113,495
Yamaguchi Financial Group, Inc.	†	6,000	56,738
Yamaha Corp.		5,200	140,158
Yamaha Motor Co. Ltd.		8,800	134,241
Yamato Holdings Co. Ltd.		11,100	254,867
Yamazaki Baking Co. Ltd.	†	4,482	125,127
Yaskawa Electric Corp.		7,400	96,618
Yokogawa Electric Corp.	†	7,200	81,195
Yokohama Rubber Co. Ltd. (The)	†	3,300	41,389

			89,298,019

Jersey, Channel Islands—0.1%
Randgold Resources Ltd.		2,970	333,286

Jordan—0.0%
Hikma Pharmaceuticals plc		4,264	140,418

Luxembourg—0.2%
ArcelorMittal	*	60,044	273,753
Millicom International Cellular SA SDR		2,313	141,878
RTL Group SA		1,371	111,968
SES SA FDR		10,320	220,926
Tenaris SA		16,009	231,380

			979,905

Macau—0.1%
MGM China Holdings Ltd.		35,200	45,961

		Shares	Value
Sands China Ltd.	†	76,494	$258,849
Wynn Macau Ltd.		52,856	76,593

			381,403

Malta—0.0%
BGP Holdings plc	*‡d	142,647	—

Mexico—0.0%
Fresnillo plc		7,631	168,046

Netherlands—4.1%
ABN AMRO Group NV CVA	^	6,976	114,690
Aegon NV	†	61,168	242,368
Akzo Nobel NV		8,064	500,942
Altice NV, Class A	*	11,858	177,057
Altice NV, Class B	*	3,786	57,040
ASML Holding NV		12,084	1,189,528
Boskalis Westminster		3,127	106,702
Gemalto NV		2,769	167,757
Heineken Holding NV		3,383	274,096
Heineken NV		7,606	697,636
ING Groep NV CVA		126,934	1,313,248
Koninklijke Ahold NV		26,858	593,094
Koninklijke DSM NV		6,091	351,392
Koninklijke KPN NV		108,120	385,387
Koninklijke Philips NV		30,062	746,628
Koninklijke Vopak NV		2,231	111,058
NN Group NV		10,143	279,221
NXP Semiconductors NV	*	9,268	726,055
OCI NV	*	2,819	38,188
Qiagen NV	*	7,543	164,379
Randstad Holding NV		3,940	157,565
Royal Dutch Shell plc, Class A		135,671	3,726,227
Royal Dutch Shell plc, Class B		121,751	3,363,808
Wolters Kluwer NV		9,804	396,976

			15,881,042

New Zealand—0.2%
Auckland International Airport Ltd.		30,315	141,022
Contact Energy Ltd.		24,537	91,094
Fletcher Building Ltd.		21,957	135,058
Meridian Energy Ltd.		43,859	82,773
Mighty River Power Ltd.		27,973	60,371
Ryman Healthcare Ltd.		12,561	83,841
Spark New Zealand Ltd.		59,104	150,222

			744,381

Norway—0.6%
DnB ASA		32,352	387,247
Gjensidige Forsikring ASA		6,682	111,328
Marine Harvest ASA	*	11,357	191,561
Norsk Hydro ASA		45,080	165,030
Orkla ASA		27,592	245,391
Schibsted ASA, Class A		2,481	74,370
Schibsted ASA, Class B		2,923	83,627
Statoil ASA		36,776	635,433
Telenor ASA		24,877	411,790
Yara International ASA		5,834	185,328

			2,491,105

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Portugal—0.1%
Banco Espirito Santo SA (Registered)	*‡	71,807	$88
EDP—Energias de Portugal SA		75,929	232,462
Galp Energia SGPS SA		15,091	209,891
Jeronimo Martins SGPS SA		7,754	122,294

			564,735

Singapore—1.3%
Ascendas Real Estate Investment Trust REIT		68,125	126,081
CapitaLand Commercial Trust REIT		63,300	69,623
CapitaLand Ltd.		85,800	196,995
CapitaLand Mall Trust REIT		76,600	121,796
City Developments Ltd.		12,300	74,745
ComfortDelGro Corp. Ltd.		66,600	136,772
DBS Group Holdings Ltd.		58,130	685,406
Genting Singapore plc		213,800	115,977
Global Logistic Properties Ltd.		88,379	119,316
Golden Agri-Resources Ltd.		176,320	46,134
Hutchison Port Holdings Trust, Class U		177,500	80,953
Jardine Cycle & Carriage Ltd.		3,310	90,548
Keppel Corp. Ltd.		45,000	185,639
Oversea-Chinese Banking Corp. Ltd.		100,226	651,673
SembCorp Industries Ltd.		33,040	69,968
Sembcorp Marine Ltd.		29,400	34,211
Singapore Airlines Ltd.		18,700	148,495
Singapore Exchange Ltd.		27,800	158,358
Singapore Press Holdings Ltd.		49,600	146,160
Singapore Technologies Engineering Ltd.		50,800	119,578
Singapore Telecommunications Ltd.		263,459	813,724
StarHub Ltd.		21,030	59,340
Suntec Real Estate Investment Trust REIT		75,700	100,028
United Overseas Bank Ltd.		42,617	587,175
UOL Group Ltd.		15,300	62,367
Wilmar International Ltd.		67,000	163,098

			5,164,160

South Africa—0.1%
Investec plc		19,580	121,704
Mediclinic International plc		11,765	172,238
Mondi plc		11,426	213,923

			507,865

Spain—2.9%
Abertis Infraestructuras SA		17,826	263,425
ACS Actividades de Construccion y Servicios SA		6,183	169,595
Aena SA	^	2,209	292,804
Amadeus IT Holding SA, Class A		14,195	625,414

		Shares	Value
Banco Bilbao Vizcaya Argentaria SA		212,758	$1,218,987
Banco de Sabadell SA		166,816	220,907
Banco Popular Espanol SA		105,468	137,062
Banco Santander SA		472,596	1,833,993
Bankia SA		156,752	114,111
Bankinter SA		22,604	145,912
CaixaBank SA		90,114	198,609
Distribuidora Internacional de Alimentacion SA		19,749	115,273
Enagas SA		7,053	215,471
Endesa SA		10,687	214,440
Ferrovial SA		15,876	310,820
Gas Natural SDG SA		11,393	226,466
Grifols SA		10,056	228,436
Iberdrola SA		176,087	1,201,189
Industria de Diseno Textil SA		35,662	1,198,028
Mapfre SA	†	35,523	78,014
Red Electrica Corp. SA		3,422	305,768
Repsol SA		35,157	450,673
Telefonica SA		145,165	1,378,170
Zardoya Otis SA	†	6,164	58,208

			11,201,775

Sweden—2.7%
Alfa Laval AB		9,857	155,354
Assa Abloy AB, Class B		33,078	680,508
Atlas Copco AB, Class A		22,115	574,374
Atlas Copco AB, Class B		12,295	291,420
Boliden AB		9,398	183,675
Electrolux AB, Series B		8,094	220,682
Getinge AB, Class B		6,378	131,680
Hennes & Mauritz AB, Class B		30,697	903,131
Hexagon AB, Class B		8,232	301,258
Husqvarna AB, Class B		13,046	97,147
ICA Gruppen AB		2,448	82,045
Industrivarden AB, Class C		5,160	83,951
Investor AB, Class B		14,995	503,769
Kinnevik AB, Class B		7,518	179,715
Lundin Petroleum AB	*	5,905	107,608
Nordea Bank AB		98,201	833,103
Sandvik AB		34,058	340,986
Securitas AB, Class B		10,017	154,641
Skandinaviska Enskilda Banken AB, Class A		50,025	437,002
Skanska AB, Class B		11,250	235,564
SKF AB, Class B		12,394	198,589
Svenska Cellulosa AB SCA, Class B		19,647	631,271
Svenska Handelsbanken AB, Class A		49,460	600,470
Swedbank AB, Class A		29,900	627,992
Swedish Match AB		6,404	223,487
Tele2 AB, Class B		10,010	87,881
Telefonaktiebolaget LM Ericsson, Class B		98,246	754,780
Telia Co. AB		86,118	407,810
Volvo AB, Class B		50,775	504,415

			10,534,308

Switzerland—9.5%
ABB Ltd. (Registered)	*	64,344	1,273,503
Actelion Ltd. (Registered)	*	3,410	574,236

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Adecco Group AG (Registered)		5,372	$270,953
Aryzta AG	*	3,112	115,007
Baloise Holding AG (Registered)		1,623	180,770
Barry Callebaut AG (Registered)	*	67	82,494
Chocoladefabriken Lindt & Spruengli AG (Participation Certificates)		32	190,852
Chocoladefabriken Lindt & Spruengli AG (Registered)		3	214,390
Cie Financiere Richemont SA (Registered)		16,891	988,710
Coca-Cola HBC AG	*	5,546	112,221
Credit Suisse Group AG (Registered)	*	60,045	639,625
Dufry AG (Registered)	*	1,356	162,182
EMS-Chemie Holding AG (Registered)		244	125,979
Galenica AG (Registered)		128	172,554
Geberit AG (Registered)		1,256	475,726
Givaudan SA (Registered)		301	606,071
Glencore plc	*	395,344	814,852
Julius Baer Group Ltd.	*	7,135	287,172
Kuehne + Nagel International AG (Registered)		1,765	247,294
LafargeHolcim Ltd. (Registered)	*	15,024	628,567
Lonza Group AG (Registered)	*	1,721	285,878
Nestle SA (Registered)		103,771	8,040,004
Novartis AG (Registered)		74,037	6,110,907
Pargesa Holding SA (Bearer)		1,053	69,623
Partners Group Holding AG		537	230,140
Roche Holding AG (Genusschein)		22,859	6,032,029
Schindler Holding AG (Participation Certificates)		1,445	261,614
Schindler Holding AG (Registered)		649	118,109
SGS SA (Registered)		175	400,881
Sika AG (Bearer)		68	285,128
Sonova Holding AG (Registered)		1,749	232,136
STMicroelectronics NV	†	21,997	128,427
Swatch Group AG (The) (Bearer)	†	1,021	297,113
Swatch Group AG (The) (Registered)		1,759	100,734
Swiss Life Holding AG (Registered)	*	1,043	241,035
Swiss Prime Site AG (Registered)	*	2,221	201,064
Swiss Re AG		10,788	942,228
Swisscom AG (Registered)		860	427,253
Syngenta AG (Registered)		3,039	1,166,516
UBS Group AG (Registered)		119,700	1,553,179
Wolseley plc		8,300	429,804
Zurich Insurance Group AG	*	4,917	1,216,381

			36,933,341

United Kingdom—16.8%
3i Group plc		30,076	220,671

		Shares	Value
Aberdeen Asset Management plc		31,358	$117,652
Admiral Group plc		7,030	191,146
Aggreko plc		8,068	137,987
Anglo American plc		44,948	440,591
ARM Holdings plc		46,384	704,560
Ashtead Group plc		16,866	240,913
Associated British Foods plc		11,740	427,786
AstraZeneca plc (London Exchange)		41,060	2,454,711
Auto Trader Group plc	^	30,644	144,863
Aviva plc		130,802	689,495
Babcock International Group plc		8,884	107,410
BAE Systems plc		104,620	732,399
Barclays plc		549,595	1,022,184
Barratt Developments plc		33,878	184,094
Berkeley Group Holdings plc		4,210	142,162
BP plc		600,942	3,517,625
British American Tobacco plc		60,617	3,929,742
British Land Co. plc (The) REIT		32,110	260,710
BT Group plc		274,725	1,510,053
Bunzl plc		10,608	326,393
Burberry Group plc		14,581	226,814
Capita plc		21,954	282,889
Centrica plc		177,766	537,563
CNH Industrial NV		30,780	223,267
Cobham plc		60,352	127,151
Coca-Cola European Partners plc	*	7,144	255,997
Compass Group plc		53,191	1,011,980
Croda International plc		4,302	180,591
Diageo plc		82,392	2,301,675
Direct Line Insurance Group plc		42,918	198,417
Dixons Carphone plc		33,098	142,059
easyJet plc		5,494	79,837
Fiat Chrysler Automobiles NV		27,964	172,131
G4S plc		50,896	124,714
GKN plc		53,341	192,852
GlaxoSmithKline plc		158,309	3,399,687
Hammerson plc REIT		25,062	180,511
Hargreaves Lansdown plc		8,745	145,876
HSBC Holdings plc (London Exchange)		640,221	3,966,523
ICAP plc		19,748	111,116
IMI plc		8,364	108,392
Imperial Brands plc		31,098	1,686,531
Inmarsat plc		14,615	157,504
InterContinental Hotels Group plc		6,223	229,506
International Consolidated Airlines Group SA	†	27,301	135,175
Intertek Group plc		5,252	244,708
Intu Properties plc REIT		32,811	127,562
ITV plc		119,919	287,527
J. Sainsbury plc		45,049	140,336
Johnson Matthey plc		6,049	226,881
Kingfisher plc		75,330	323,549
Land Securities Group plc REIT		26,203	364,627
Legal & General Group plc		196,451	502,934
Lloyds Banking Group plc		2,096,778	1,518,676

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
London Stock Exchange Group plc		10,353	$351,779
Marks & Spencer Group plc		54,251	232,331
Meggitt plc		26,332	143,126
Merlin Entertainments plc	^	24,519	144,392
National Grid plc		122,585	1,802,653
Next plc		4,637	306,394
Old Mutual plc		163,165	440,785
Pearson plc		26,214	340,995
Persimmon plc		9,789	189,825
Petrofac Ltd.		8,125	84,456
Provident Financial plc		4,701	144,950
Prudential plc		84,351	1,431,344
Reckitt Benckiser Group plc		20,815	2,087,155
RELX NV		31,990	553,447
RELX plc		36,049	663,822
Rio Tinto Ltd.		14,086	487,243
Rio Tinto plc		40,415	1,255,554
Rolls-Royce Holdings plc	*‡	4,304,872	5,731
Rolls-Royce Holdings plc	*	60,632	578,731
Royal Bank of Scotland Group plc	*	115,058	260,739
Royal Mail plc		29,706	199,581
RSA Insurance Group plc		31,610	211,862
SABMiller plc		31,835	1,856,589
Sage Group plc (The)		34,151	295,186
Schroders plc		4,170	131,775
Segro plc REIT		25,734	142,640
Severn Trent plc		7,741	252,583
Sky plc		33,226	377,562
Smith & Nephew plc		29,763	505,411
Smiths Group plc		12,908	199,470
SSE plc		32,636	679,258
St James’s Place plc		17,583	185,426
Standard Chartered plc (London Exchange)		106,188	805,646
Standard Life plc		65,005	256,468
Tate & Lyle plc		14,416	128,893
Taylor Wimpey plc		103,608	183,810
Tesco plc	*	269,079	631,958
Travis Perkins plc		7,695	151,822
Unilever NV CVA		52,910	2,471,034
Unilever plc		42,010	2,012,916
United Utilities Group plc		21,525	298,344
Vodafone Group plc		862,871	2,630,772
Weir Group plc (The)		6,614	127,739
Whitbread plc		6,020	281,671
William Hill plc		30,484	105,004
Wm Morrison Supermarkets plc		69,703	174,983
Worldpay Group plc	*^	46,296	168,503
WPP plc		41,871	872,651

			65,263,714

United States—0.1%
Ball Corp.		100	7,208
Carnival plc		6,230	276,361

			283,569

TOTAL COMMON STOCKS
(Cost $399,716,744)			381,040,741

			Shares	Value
PREFERRED STOCKS—0.5%
Germany—0.5%
Bayerische Motoren Werke AG (Preference)			1,934	$123,286
FUCHS PETROLUB SE (Preference)			2,180	85,763
Henkel AG & Co. KGaA			5,877	718,231
Porsche Automobil Holding SE (Preference)			4,803	222,004
Schaeffler AG			4,928	65,092
Volkswagen AG (Preference)			6,035	730,961

TOTAL PREFERRED STOCKS
(Cost $2,199,513)				1,945,337

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.230%	09/15/2016	‡‡	$335,000	334,861

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $334,837)				334,861

			Shares	Value
RIGHTS—0.0%
Hong Kong—0.0%
Noble Group Ltd., Expires 07/20/2016, Strike SGD 0.11		*‡	92,409	6,448

Spain—0.0%
ACS Actividades de Construccion y Servicios SA, Expires 07/11/2016		*	6,183	4,343
Repsol SA, Expires 07/01/2016		*	35,157	11,432

				15,775

TOTAL RIGHTS
(Cost $40,630)				22,223

MONEY MARKET FUNDS—4.6%
Institutional Money Market Funds—4.6%
Dreyfus Institutional Cash Advantage Fund, 0.39%		††¥	2,300,000	2,300,000
Fidelity Institutional Money Market: Government Portfolio—Institutional Class, 0.30%		††¥	2,300,000	2,300,000
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%			¥4,027,868	4,027,868

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48%	††¥	2,323,561	$2,323,561
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.43%	††¥	2,300,000	2,300,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.43%	††¥	2,300,000	2,300,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.43%	††¥	2,300,000	2,300,000

TOTAL MONEY MARKET FUNDS
(Cost $17,851,429)			17,851,429

TOTAL INVESTMENTS—103.2%
(Cost $420,143,153)			401,194,591
Other assets less liabilities—(3.2%)			(12,358,408)

NET ASSETS—100.0%			$388,836,183

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
CDI	Chess Depository Interest
CVA	Dutch Certificate of Shares
FDR	Fiduciary Depository Receipt
REIT	Real Estate Investment Trust
RSP	Risparmio (Italian Savings Shares)
SDR	Swedish Depository Receipt
SGD	Singapore Dollar
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $111,641)
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $1,366,240, which represents 0.4% of Net Assets. The illiquid 144A securities represented 0.4% of Net Assets, and 100.0% of total 144A securities held.
d	Security has no market value at June 30, 2016.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Vantagepoint Overseas Equity Index Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Banks	10.3%
Pharmaceuticals	9.6%
Insurance	5.0%
Oil, Gas & Consumable Fuels	5.0%
Food Products	3.5%
Chemicals	3.5%
Diversified Telecommunication Services	3.3%
Automobiles	3.1%
Beverages	2.9%
Machinery	2.3%
Metals & Mining	2.3%
Real Estate Management & Development	2.0%
Wireless Telecommunication Services	2.0%
Personal Products	2.0%
Real Estate Investment Trusts (REITs)	1.9%
Tobacco	1.9%
Electric Utilities	1.8%
Food & Staples Retailing	1.7%
Media	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Industrial Conglomerates	1.6%
Capital Markets	1.5%
Road & Rail	1.3%
Hotels, Restaurants & Leisure	1.3%
Electrical Equipment	1.3%
Multi-Utilities	1.3%
Diversified Financial Services	1.3%
Software	1.2%
Trading Companies & Distributors	1.2%
Electronic Equipment, Instruments & Components	1.2%
Auto Components	1.2%
Aerospace & Defense	1.1%
Household Durables	1.0%
Health Care Equipment & Supplies	1.0%
Specialty Retail	1.0%
Semiconductors & Semiconductor Equipment	1.0%
Construction & Engineering	0.9%
Household Products	0.9%
Building Products	0.7%
Health Care Providers & Services	0.7%
Professional Services	0.7%
Commercial Services & Supplies	0.6%
Transportation Infrastructure	0.6%
Biotechnology	0.6%
Construction Materials	0.6%
IT Services	0.6%
Technology Hardware, Storage & Peripherals	0.6%
Gas Utilities	0.6%
Communications Equipment	0.5%
Air Freight & Logistics	0.4%
Multiline Retail	0.3%
Marine	0.2%
Airlines	0.2%
Leisure Products	0.2%
Paper & Forest Products	0.2%
Internet Software & Services	0.2%
Energy Equipment & Services	0.2%
Water Utilities	0.1%

Containers & Packaging	0.1%
Internet & Catalog Retail	0.1%
Life Sciences Tools & Services	0.1%
Consumer Finance	0.1%
Health Care Technology	0.1%
Independent Power and Renewable Electricity Producers	0.1%
Distributors	0.0%
Diversified Consumer Services	0.0%

98.0%

PREFERRED STOCKS
Automobiles	0.3%
Household Products	0.2%
Chemicals	0.0%
Auto Components	0.0%

0.5%

RIGHTS
Oil, Gas & Consumable Fuels	0.0%
Trading Companies & Distributors	0.0%
Construction & Engineering	0.0%

0.0%

TOTAL COMMON STOCKS/PREFERRED STOCKS/RIGHTS	98.5%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.1%

MONEY MARKET FUNDS
Institutional Money Market Funds	4.6%

TOTAL INVESTMENTS	103.2%
Other assets less liabilities	(3.2)%

TOTAL NET ASSETS	100.0%

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—99.1%
Vantagepoint Aggressive Opportunities Fund Class T	822,531	$8,472,067
Vantagepoint Core Bond Index Fund Class T	9,493,172	99,108,711
Vantagepoint Discovery Fund Class T	926,653	8,478,879
Vantagepoint Diversifying Strategies Fund Class T	4,261,687	42,403,786
Vantagepoint Equity Income Fund Class T	4,392,566	38,171,400
Vantagepoint Growth & Income Fund Class T	3,762,665	43,947,932
Vantagepoint Growth Fund Class T	3,075,985	34,943,193
Vantagepoint High Yield Fund Class T	6,587,552	58,629,210
Vantagepoint Inflation Focused Fund Class T	4,214,273	45,682,716
Vantagepoint International Fund Class T	3,826,534	38,341,868
Vantagepoint Low Duration Bond Fund Class T	16,592,710	167,420,446
Vantagepoint Select Value Fund Class T	1,550,279	15,487,290

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $603,159,882)		601,087,498

EXCHANGE TRADED FUND—0.9%
Vanguard FTSE Emerging Markets ETF (Cost $6,243,833)	153,950	5,422,119

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48% (Cost $64,515)	¥64,515	64,515

TOTAL INVESTMENTS—100.0%
(Cost $609,468,230)		606,574,132
Other assets less liabilities—(0.0%)		(133,704)

NET ASSETS—100.0%		$606,440,428

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—98.4%
Vantagepoint Aggressive Opportunities Fund Class T	4,747,993	$48,904,329
Vantagepoint Core Bond Index Fund Class T	24,679,019	257,648,959
Vantagepoint Discovery Fund Class T	3,692,400	33,785,456
Vantagepoint Diversifying Strategies Fund Class T	16,143,648	160,629,300
Vantagepoint Equity Income Fund Class T	17,985,391	156,293,047
Vantagepoint Growth & Income Fund Class T	18,206,067	212,646,859
Vantagepoint Growth Fund Class T	14,933,528	169,644,876
Vantagepoint High Yield Fund Class T	8,749,233	77,868,170
Vantagepoint Inflation Focused Fund Class T	5,041,263	54,647,292
Vantagepoint International Fund Class T	17,613,065	176,482,912
Vantagepoint Low Duration Bond Fund Class T	15,340,987	154,790,562
Vantagepoint Select Value Fund Class T	7,242,896	72,356,533

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $1,507,039,937)		1,575,698,295

EXCHANGE TRADED FUND—1.6%
Vanguard FTSE Emerging Markets ETF (Cost $29,997,372)	737,900	25,988,838

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48% (Cost $257,571)	¥257,571	257,571

TOTAL INVESTMENTS—100.0%
(Cost $1,537,294,880)		1,601,944,704
Other assets less liabilities—(0.0%)		(303,936)

NET ASSETS—100.0%		$1,601,640,768

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—97.9%
Vantagepoint Aggressive Opportunities Fund Class T	10,202,816	$105,089,007
Vantagepoint Core Bond Index Fund Class T	24,133,661	251,955,416
Vantagepoint Discovery Fund Class T	6,220,461	56,917,215
Vantagepoint Diversifying Strategies Fund Class T	23,227,623	231,114,851
Vantagepoint Equity Income Fund Class T	32,539,331	282,766,784
Vantagepoint Growth & Income Fund Class T	27,987,782	326,897,290
Vantagepoint Growth Fund Class T	22,347,455	253,867,094
Vantagepoint High Yield Fund Class T	7,073,506	62,954,202
Vantagepoint International Fund Class T	33,826,413	338,940,657
Vantagepoint Select Value Fund Class T	14,448,775	144,343,266

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $1,984,818,577)		2,054,845,782

EXCHANGE TRADED FUND—2.1%
Vanguard FTSE Emerging Markets ETF (Cost $50,856,088)	1,237,750	43,593,555

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48% (Cost $433,631)	¥433,632	433,631

TOTAL INVESTMENTS—100.0%
(Cost $2,036,108,296)		2,098,872,968
Other assets less liabilities—(0.0%)		(418,712)

NET ASSETS—100.0%		$2,098,454,256

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Model Portfolio Global Equity Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—98.0%
Vantagepoint Aggressive Opportunities Fund Class T	6,486,505	$66,811,002
Vantagepoint Discovery Fund Class T	3,309,851	30,285,133
Vantagepoint Equity Income Fund Class T	9,424,054	81,895,026
Vantagepoint Growth & Income Fund Class T	8,852,056	103,392,012
Vantagepoint Growth Fund Class T	10,157,508	115,389,291
Vantagepoint International Fund Class T	24,874,199	249,239,474
Vantagepoint Overseas Equity Index Fund Class T	11,863,464	127,532,239
Vantagepoint Select Value Fund Class T	6,703,138	66,964,345

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $820,808,710)		841,508,522

EXCHANGE TRADED FUND—2.0%
Vanguard FTSE Emerging Markets ETF (Cost $19,559,066)	486,250	17,125,725

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48% (Cost $169,810)	¥169,810	169,810

TOTAL INVESTMENTS—100.0%
(Cost $840,537,586)		858,804,057
Other assets less liabilities—(0.0%)		(177,022)

NET ASSETS—100.0%		$858,627,035

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Milestone Retirement Income Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—98.7%
Vantagepoint Aggressive Opportunities Fund Class T	100,621	$1,036,401
Vantagepoint Core Bond Index Fund Class T	5,856,127	61,137,966
Vantagepoint Discovery Fund Class T	113,677	1,040,141
Vantagepoint Diversifying Strategies Fund Class T	1,944,830	19,351,056
Vantagepoint Equity Income Fund Class T	2,162,400	18,791,259
Vantagepoint Growth & Income Fund Class T	2,119,999	24,761,590
Vantagepoint Growth Fund Class T	975,029	11,076,334
Vantagepoint High Yield Fund Class T	1,868,321	16,628,060
Vantagepoint Inflation Focused Fund Class T	2,879,220	31,210,743
Vantagepoint International Fund Class T	1,998,932	20,029,303
Vantagepoint Low Duration Bond Fund Class T	7,712,682	77,820,960
Vantagepoint Mid/Small Company Index Fund Class T	488,801	8,637,119
Vantagepoint Select Value Fund Class T	104,103	1,039,992

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $302,002,519)		292,560,924

EXCHANGE TRADED FUND—1.3%
Vanguard FTSE Emerging Markets ETF (Cost $4,392,721)	108,900	3,835,459

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48% (Cost $61,500)	¥61,500	61,500

TOTAL INVESTMENTS—100.0%
(Cost $306,456,740)		296,457,883
Other assets less liabilities—(0.0%)		(101,859)

NET ASSETS—100.0%		$296,356,024

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Milestone 2010 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—98.7%
Vantagepoint Aggressive Opportunities Fund Class T	48,245	$496,928
Vantagepoint Core Bond Index Fund Class T	5,216,950	54,464,962
Vantagepoint Discovery Fund Class T	54,522	498,875
Vantagepoint Diversifying Strategies Fund Class T	2,089,776	20,793,270
Vantagepoint Equity Income Fund Class T	2,076,600	18,045,657
Vantagepoint Growth & Income Fund Class T	1,725,199	20,150,326
Vantagepoint Growth Fund Class T	1,198,129	13,610,748
Vantagepoint High Yield Fund Class T	1,705,999	15,183,395
Vantagepoint Inflation Focused Fund Class T	2,406,103	26,082,155
Vantagepoint International Fund Class T	1,831,894	18,355,578
Vantagepoint Low Duration Bond Fund Class T	4,911,742	49,559,472
Vantagepoint Mid/Small Company Index Fund Class T	480,250	8,486,024
Vantagepoint Select Value Fund Class T	49,877	498,270

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $251,384,766)		246,225,660

EXCHANGE TRADED FUND—1.3%
Vanguard FTSE Emerging Markets ETF (Cost $3,699,918)	90,600	3,190,933

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48% (Cost $46,643)	¥46,643	46,643

TOTAL INVESTMENTS—100.0%
(Cost $255,131,327)		249,463,236
Other assets less liabilities—(0.0%)		(81,619)

NET ASSETS—100.0%		$249,381,617

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Milestone 2015 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—98.3%
Vantagepoint Aggressive Opportunities Fund Class T	236,667	$2,437,670
Vantagepoint Core Bond Index Fund Class T	9,625,396	100,489,134
Vantagepoint Discovery Fund Class T	267,425	2,446,939
Vantagepoint Diversifying Strategies Fund Class T	5,377,468	53,505,807
Vantagepoint Equity Income Fund Class T	4,912,582	42,690,338
Vantagepoint Growth & Income Fund Class T	4,054,761	47,359,612
Vantagepoint Growth Fund Class T	3,142,422	35,697,919
Vantagepoint High Yield Fund Class T	2,791,802	24,847,041
Vantagepoint Inflation Focused Fund Class T	3,555,792	38,544,790
Vantagepoint International Fund Class T	4,536,878	45,459,520
Vantagepoint Low Duration Bond Fund Class T	8,621,101	86,986,910
Vantagepoint Mid/Small Company Index Fund Class T	935,259	16,526,030
Vantagepoint Select Value Fund Class T	244,472	2,442,275

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $505,315,931)		499,433,985

EXCHANGE TRADED FUND—1.7%
Vanguard FTSE Emerging Markets ETF (Cost $10,121,558)	247,750	8,725,755

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48% (Cost $136,390)	¥136,390	136,390

TOTAL INVESTMENTS—100.0%
(Cost $515,573,879)		508,296,130
Other assets less liabilities—(0.0%)		(154,669)

NET ASSETS—100.0%		$508,141,461

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Milestone 2020 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—98.0%
Vantagepoint Aggressive Opportunities Fund Class T	414,655	$4,270,945
Vantagepoint Core Bond Index Fund Class T	13,707,087	143,101,989
Vantagepoint Discovery Fund Class T	468,972	4,291,093
Vantagepoint Diversifying Strategies Fund Class T	9,230,105	91,839,543
Vantagepoint Equity Income Fund Class T	8,854,603	76,946,498
Vantagepoint Growth & Income Fund Class T	6,899,651	80,587,926
Vantagepoint Growth Fund Class T	5,495,451	62,428,323
Vantagepoint High Yield Fund Class T	3,766,090	33,518,204
Vantagepoint Inflation Focused Fund Class T	3,405,172	36,912,061
Vantagepoint International Fund Class T	8,159,927	81,762,465
Vantagepoint Low Duration Bond Fund Class T	9,866,900	99,557,018
Vantagepoint Mid/Small Company Index Fund Class T	1,660,603	29,342,850
Vantagepoint Select Value Fund Class T	429,080	4,286,507

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $759,539,927)		748,845,422

EXCHANGE TRADED FUND—2.0%
Vanguard FTSE Emerging Markets ETF (Cost $17,312,367)	426,700	15,028,374

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48% (Cost $146,692)	¥146,692	146,692

TOTAL INVESTMENTS—100.0%
(Cost $776,998,986)		764,020,488
Other assets less liabilities—(0.0%)		(183,057)

NET ASSETS—100.0%		$763,837,431

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Milestone 2025 Funds	Shares	Value
AFFILIATED MUTUAL FUNDS—97.7%
Vantagepoint Aggressive Opportunities Fund Class T	432,303	$4,452,718
Vantagepoint Core Bond Index Fund Class T	11,323,387	118,216,156
Vantagepoint Discovery Fund Class T	488,564	4,470,364
Vantagepoint Diversifying Strategies Fund Class T	8,831,895	87,877,359
Vantagepoint Equity Income Fund Class T	9,801,156	85,172,048
Vantagepoint Growth & Income Fund Class T	7,028,844	82,096,902
Vantagepoint Growth Fund Class T	5,623,407	63,881,906
Vantagepoint High Yield Fund Class T	3,218,828	28,647,566
Vantagepoint Inflation Focused Fund Class T	1,611,422	17,467,816
Vantagepoint International Fund Class T	8,329,669	83,463,287
Vantagepoint Low Duration Bond Fund Class T	5,599,623	56,500,201
Vantagepoint Mid/Small Company Index Fund Class T	1,868,536	33,017,036
Vantagepoint Select Value Fund Class T	447,212	4,467,649

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $679,656,701)		669,731,008

EXCHANGE TRADED FUND—2.3%
Vanguard FTSE Emerging Markets ETF (Cost $18,339,580)	456,850	16,090,257

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48% (Cost $232,573)	¥232,573	232,573

TOTAL INVESTMENTS—100.0%
(Cost $698,228,854)		686,053,838
Other assets less liabilities—(0.0%)		(200,595)

NET ASSETS—100.0%		$685,853,243

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Milestone 2030 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—97.2%
Vantagepoint Aggressive Opportunities Fund Class T	414,070	$4,264,918
Vantagepoint Core Bond Index Fund Class T	7,640,771	79,769,650
Vantagepoint Discovery Fund Class T	467,674	4,279,217
Vantagepoint Diversifying Strategies Fund Class T	7,520,656	74,830,531
Vantagepoint Equity Income Fund Class T	9,689,860	84,204,879
Vantagepoint Growth & Income Fund Class T	6,100,357	71,252,172
Vantagepoint Growth Fund Class T	5,614,174	63,777,017
Vantagepoint High Yield Fund Class T	2,398,712	21,348,533
Vantagepoint Inflation Focused Fund Class T	410,835	4,453,451
Vantagepoint International Fund Class T	8,597,410	86,146,047
Vantagepoint Low Duration Bond Fund Class T	2,852,695	28,783,693
Vantagepoint Mid/Small Company Index Fund Class T	1,874,401	33,120,664
Vantagepoint Select Value Fund Class T	428,038	4,276,095

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $573,999,763)		560,506,867

EXCHANGE TRADED FUND—2.8%
Vanguard FTSE Emerging Markets ETF (Cost $18,508,734)	460,850	16,231,137

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48% (Cost $189,223)	¥189,223	189,223

TOTAL INVESTMENTS—100.0%
(Cost $592,697,720)		576,927,227
Other assets less liabilities—(0.0%)		(95,413)

NET ASSETS—100.0%		$576,831,814

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Milestone 2035 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—96.8%
Vantagepoint Aggressive Opportunities Fund Class T	339,788	$3,499,815
Vantagepoint Core Bond Index Fund Class T	4,209,338	43,945,491
Vantagepoint Discovery Fund Class T	383,366	3,507,798
Vantagepoint Diversifying Strategies Fund Class T	5,318,494	52,919,013
Vantagepoint Equity Income Fund Class T	7,977,344	69,323,121
Vantagepoint Growth & Income Fund Class T	4,607,593	53,816,682
Vantagepoint Growth Fund Class T	4,471,232	50,793,201
Vantagepoint High Yield Fund Class T	1,140,102	10,146,911
Vantagepoint Inflation Focused Fund Class T	109,348	1,185,330
Vantagepoint International Fund Class T	6,880,396	68,941,565
Vantagepoint Low Duration Bond Fund Class T	463,533	4,677,049
Vantagepoint Mid/Small Company Index Fund Class T	1,605,680	28,372,374
Vantagepoint Select Value Fund Class T	350,931	3,505,805

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $405,193,418)		394,634,155

EXCHANGE TRADED FUND—3.2%
Vanguard FTSE Emerging Markets ETF (Cost $14,411,835)	363,500	12,802,470

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48% (Cost $121,988)	¥121,988	121,988

TOTAL INVESTMENTS—100.0%
(Cost $419,727,241)		407,558,613
Other assets less liabilities—0.0%		31,861

NET ASSETS—100.0%		$407,590,474

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Milestone 2040 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—96.5%
Vantagepoint Aggressive Opportunities Fund Class T	351,436	$3,619,793
Vantagepoint Core Bond Index Fund Class T	1,980,539	20,676,824
Vantagepoint Discovery Fund Class T	397,116	3,633,614
Vantagepoint Diversifying Strategies Fund Class T	5,046,469	50,212,369
Vantagepoint Equity Income Fund Class T	8,800,336	76,474,917
Vantagepoint Growth & Income Fund Class T	4,743,227	55,400,893
Vantagepoint Growth Fund Class T	4,543,832	51,617,935
Vantagepoint High Yield Fund Class T	625,654	5,568,325
Vantagepoint International Fund Class T	7,178,202	71,925,580
Vantagepoint Mid/Small Company Index Fund Class T	1,713,618	30,279,627
Vantagepoint Select Value Fund Class T	363,340	3,629,764

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $384,154,279)		373,039,641

EXCHANGE TRADED FUND—3.5%
Vanguard FTSE Emerging Markets ETF (Cost $14,940,231)	376,450	13,258,569

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48% (Cost $129,571)	¥129,571	129,571

TOTAL INVESTMENTS—100.0%
(Cost $399,224,081)		386,427,781
Other assets less liabilities—0.0%		33,727

NET ASSETS—100.0%		$386,461,508

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Milestone 2045 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—96.3%
Vantagepoint Aggressive Opportunities Fund Class T	173,251	$1,784,485
Vantagepoint Core Bond Index Fund Class T	61,551	642,592
Vantagepoint Discovery Fund Class T	195,326	1,787,233
Vantagepoint Diversifying Strategies Fund Class T	2,374,707	23,628,335
Vantagepoint Equity Income Fund Class T	4,585,012	39,843,757
Vantagepoint Growth & Income Fund Class T	2,089,473	24,405,048
Vantagepoint Growth Fund Class T	2,374,012	26,968,773
Vantagepoint High Yield Fund Class T	200,472	1,784,196
Vantagepoint International Fund Class T	3,447,691	34,545,864
Vantagepoint Mid/Small Company Index Fund Class T	852,632	15,066,016
Vantagepoint Select Value Fund Class T	178,913	1,787,339

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $183,551,591)		172,243,638

EXCHANGE TRADED FUND—3.6%
Vanguard FTSE Emerging Markets ETF (Cost $7,237,863)	185,250	6,524,505

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48% (Cost $81,714)	¥81,714	81,714

TOTAL INVESTMENTS—99.9%
(Cost $190,871,168)		178,849,857
Other assets less liabilities—0.1%		161,167

NET ASSETS—100.0%		$179,011,024

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Milestone 2050 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—96.2%
Vantagepoint Aggressive Opportunities Fund Class T	77,598	$799,255
Vantagepoint Discovery Fund Class T	87,518	800,791
Vantagepoint Diversifying Strategies Fund Class T	1,062,154	10,568,427
Vantagepoint Equity Income Fund Class T	2,116,504	18,392,418
Vantagepoint Growth & Income Fund Class T	920,468	10,751,061
Vantagepoint Growth Fund Class T	1,046,223	11,885,088
Vantagepoint High Yield Fund Class T	89,707	798,391
Vantagepoint International Fund Class T	1,542,331	15,454,158
Vantagepoint Mid/Small Company Index Fund Class T	382,622	6,760,926
Vantagepoint Select Value Fund Class T	80,133	800,526

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $82,693,884)		77,011,041

EXCHANGE TRADED FUND—3.7%
Vanguard FTSE Emerging Markets ETF (Cost $3,205,023)	83,450	2,939,109

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48% (Cost $56,790)	¥56,790	56,790

TOTAL INVESTMENTS—100.0%
(Cost $85,955,697)		80,006,940
Other assets less liabilities—0.0%		16,299

NET ASSETS—100.0%		$80,023,239

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Vantagepoint Milestone 2055 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—96.5%
Vantagepoint Aggressive Opportunities Fund Class T	511	$5,260
Vantagepoint Discovery Fund Class T	580	5,311
Vantagepoint Diversifying Strategies Fund Class T	6,869	68,345
Vantagepoint Equity Income Fund Class T	13,678	118,858
Vantagepoint Growth & Income Fund Class T	5,897	68,881
Vantagepoint Growth Fund Class T	6,520	74,065
Vantagepoint High Yield Fund Class T	594	5,282
Vantagepoint International Fund Class T	9,712	97,314
Vantagepoint Mid/Small Company Index Fund Class T	2,557	45,177
Vantagepoint Select Value Fund Class T	521	5,206

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $485,230)		493,699

EXCHANGE TRADED FUND—3.6%
Vanguard FTSE Emerging Markets ETF (Cost $16,390)	520	18,314

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.48% (Cost $491)	¥491	491

TOTAL INVESTMENTS—100.2%
(Cost $502,111)		512,504
Other assets less liabilities—(0.2%)		(803)

NET ASSETS—100.0%		$511,701

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

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[THIS PAGE INTENTIONALLY LEFT BLANK]

The Vantagepoint Funds are distributed by ICMA-RC Services LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member FINRA/SIPC.

VANTAGEPOINT FUNDS

ICMA RETIREMENT CORPORATION
777 NORTH CAPITOL STREET, NE
WASHINGTON, DC 20002-4240
TOLL-FREE 800-669-7400
WWW.ICMARC.ORG

SAR000-001-29877-201608-188

Item 2 (Code of Ethics):

Sub-item 2a. Not applicable

Sub-item 2c. Not applicable.

Sub-item 2d. Not applicable.

Sub-item 2e. Not applicable.

Sub-item 2f. Not applicable.

Item 3 (Audit Committee Financial Expert): Not applicable.

Item 4 (Principal Accountant Fees and Services): Not applicable.

Item 5 (Audit Committee of Listed Registrants): Not applicable to this registrant.

Item 6 (Investments):

Sub-item 6a. Not applicable; included under Item 1 above.

Sub-item 6b. Not applicable; the registrant did not divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7	(Disclosure of Proxy Voting Policies & Procedures for Closed-end Management Investment Companies): Not applicable to this registrant.

Item 8	(Portfolio Managers of Closed-End Management Investment Companies): Not applicable to this registrant.

Item 9	(Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers): Not applicable to this registrant.

Item 10 (Submission of Matters to a Vote of Security Holders): Not applicable.

Item 11 (Controls and Procedures):

Sub-item 11a. The principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

Sub-item 11b. There was no change in the registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 12 (Exhibits):

Sub-item 12a(1). Not applicable.

Sub-item 12a(2). The certification exhibits are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Robert Schultze
Robert Schultze, Principal Executive Officer

Date:	September 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Robert Schultze
Robert Schultze, Principal Executive Officer

Date:	September 6, 2016

By:	/s/ Michael Guarasci
Michael Guarasci, Principal Financial Officer

Date:	September 6, 2016